                                                              File Nos. 33-39702
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 34

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 87

                            SEPARATE ACCOUNT VA-K OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office

    Scott D. Silverman, Senior Vice President, General Counsel and Corporate
                                    Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2013 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f- 2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2012 and was filed before March 30, 2013.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                                    CAPTION IN PROSPECTUSES
-----------------   --------------------------------------------------------------------------------------------------------
1                   Cover Page

2                   Special Terms

3                   Prospectus A:     Summary of Fees and Expenses; Summary of the Policy Features
                    Prospectus B:     Summary of Fees and Expenses; Summary of the Contract Features

4                   Condensed Financial Information;

5                   Prospectus A:     Description of the Companies, the Separate Account and the Underlying
                    Investment Companies

                    Prospectus B:     Description of the Companies, the Variable Accounts and the Underlying
                    Investment Companies

6                   Charges and Deductions

7                   Prospectus A:     The Variable Annuity Policies
                    Prospectus B:     Description of the Contract

8                   Prospectus A:     The Variable Annuity Policies
                    Prospectus B:     Electing the Form of Annuity and the Annuity Date; Description of Variable
                    Annuity Payout Options; Annuity Benefit Payments

9                   Death Benefit

10                  Prospectus A:     Purchase Payments; Computation of Policy Values and Annuity Payments
                    Prospectus B:     Payments; Computation of Values; Distribution

11                  Prospectus A:     Surrender; Partial Redemption
                    Prospectus B:     Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal
                    Without Surrender Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

FORM N-4 ITEM NO.                          CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
-----------------   --------------------------------------------------------------------------------------------------------
14                  Statement of Additional Information - Table of Contents

15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

20                  Underwriters

21                  Performance Information

22                  Annuity Benefit Payments

23                  Financial Statements

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy (Form A3018-91) issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Information specific to ExecAnnuity Plus '91 (A3018-91) is set forth in Appendix C. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated May 1, 2013 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds (certain funds may not be available in all states):

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Global Markets Navigator Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT High Quality Floating Rate Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)

Invesco V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)

Invesco V.I. Mid Cap Growth Fund
Invesco V.I. Value Opportunities Fund


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Smid Cap Growth Series

DWS VARIABLE SERIES I (CLASS A)
DWS Capital Growth VIP

DWS VARIABLE SERIES II

DWS Large Cap Value VIP
CONTINUED ON NEXT PAGE.


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.


                               DATED MAY 1, 2013

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund-Registered Trademark- Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS) MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Capital Income Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund-Registered Trademark-/VA


PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio


Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Account that invest in the underlying funds listed below:


EATON VANCE VARIABLE TRUST

Eaton Vance VT Floating-Rate Income Fund

You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................           5
SUMMARY OF FEES AND EXPENSES................................           6
SUMMARY OF THE POLICY FEATURES..............................          10
PERFORMANCE INFORMATION.....................................          13
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
  UNDERLYING FUNDS..........................................          15
INVESTMENT OBJECTIVES AND POLICIES..........................          17
WHAT IS AN ANNUITY?.........................................          22
CHARGES AND DEDUCTIONS......................................          23
  SURRENDER CHARGE..........................................          23
  PREMIUM TAXES.............................................          26
  POLICY FEE................................................          26
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT
    (M-GAP) RIDER...........................................          26
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS............          27
THE VARIABLE ANNUITY POLICIES...............................          28
  DISRUPTIVE TRADING........................................          28
  PURCHASE PAYMENTS.........................................          29
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............          30
  RIGHT TO CANCEL ALL OTHER POLICIES........................          30
  TELEPHONE TRANSACTION PRIVILEGE...........................          30
  TRANSFER PRIVILEGE........................................          31
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING
    OPTIONS.................................................          31
  SURRENDER.................................................          32
  PARTIAL REDEMPTION........................................          33
  DEATH BENEFIT.............................................          33
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................          34
  ASSIGNMENT................................................          35
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........          35
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............          36
  NORRIS DECISION...........................................          37
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT
    PAYMENTS................................................          37
FEDERAL TAX CONSIDERATIONS..................................          40
LOANS (QUALIFIED POLICIES ONLY).............................          49
STATEMENTS AND REPORTS......................................          49
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........          50
VOTING RIGHTS...............................................          51
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................          51
DISTRIBUTION................................................          51
LEGAL MATTERS...............................................          52
FURTHER INFORMATION.........................................          52
APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT......         A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION.................         B-1
APPENDIX C--POLICY NO. A3018-91 (AND STATE VARIATIONS
  THEREOF)..................................................         C-1
APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED
  ANNUITY PAYOUT (M-GAP) RIDER..............................         D-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.............................           3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE
  COMPANY...................................................           5
SERVICES....................................................           5
UNDERWRITERS................................................           6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
  CALCULATION...............................................           7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
  PROGRAM...................................................           8
PERFORMANCE INFORMATION.....................................           9
STATE PREMIUM TAX CHART.....................................          15
FINANCIAL STATEMENTS........................................          15
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE
  INSURANCE COMPANY AND SEPARATE ACCOUNT VA-K...............         F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.


SERVICE OFFICE: se(2), Inc. (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, Telephone
1-800-533-7881.


SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Goldman Sachs VIT Structured U.S. Equity Fund, Goldman Sachs VIT Money Market Fund, or Goldman Sachs VIT Equity Index Fund.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                MAXIMUM
                                                                 CHARGE
                                                          --------------------
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn).................          8.0%

TRANSFER CHARGE(2):.....................................   $0 on the first 12
                                                             transfers in a
                                                                 Policy
                                                          year. Up to $25 for
                                                          subsequent transfers

       -------------------------------

       (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments in the chronological order in which they were received.

COMPLETE YEARS FROM
DATE OF PAYMENT                                               CHARGE
-------------------                                          --------
0-2........................................................     8%
3..........................................................     7%
4..........................................................     6%
5..........................................................     5%
6..........................................................     4%
7..........................................................     3%
8..........................................................     2%
9..........................................................     1%
Thereafter.................................................     0%

       (2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:

ANNUAL POLICY FEE:(1).......................................    $ 30
ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average daily net
  assets)
    Mortality and Expense Risk Charge:......................    1.25%
    Administrative Expense Charge:..........................    0.20%
                                                                ----
    Total Annual Expenses:..................................    1.45%
OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period(2).....................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period(2).................    0.15%

       -------------------------------

       (1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.


       (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.


The table below shows the minimum and maximum expenses of the Funds during 2012. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.



TOTAL ANNUAL FUND OPERATING
EXPENSES                                  MINIMUM                        MAXIMUM
---------------------------    -----------------------------  -----------------------------
Expenses that are deducted     Annual charge of 0.50%(1) of   Annual charge of 4.21%(2) of
from Underlying Fund assets,   average daily net assets       average daily net assets
including management fees,
distribution and/or service
(12b-1) fees and other
expenses.


------------------------


The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time.



(1) Through September 30, 2013, the Advisor of this Fund has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.75% for Class A and 1.08% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.



(2) The Investment Adviser has voluntarily agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees.



HIGHEST AND LOWEST EXPENSES AFTER FEE REDUCTIONS AND EXPENSE
REIMBURSEMENTS. For the year ended December 31, 2012, the LOWEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 0.35%. The Investment Advisor has voluntarily agreed to waive a portions of the distribution and service plan fees attributable to the Fund through at least April 29, 2014. Prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees, but the waivers may be modified or terminated at any time without shareholder approval. For the year ended December 31, 2012, the HIGHEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 1.71%. There is no expense reduction or waiver in place, respectively.


The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   --------   --------   --------   --------
Fund with the maximum total operating expenses...   $1,306     $2,374     $3,338     $5,682


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   --------   --------   --------   --------
Fund with the maximum total operating expenses...    $593      $1,762     $2,909     $5,682


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   --------   --------   --------   --------
Fund with the minimum total operating expenses...    $945      $1,316     $1,578     $2,327


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:

                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   --------   --------   --------   --------
Fund with the minimum total operating expenses...    $203       $627      $1,078     $2,327

                         SUMMARY OF THE POLICY FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.

SURRENDER OR PARTIAL REDEMPTION

At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of:

    (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death;

    (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions; or

    (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date.

Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                            PERFORMANCE INFORMATION

The Company first offered ExecAnnuity Plus '93 in 1993. The Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage. The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.



The yield of the Sub-Account investing in a Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad- based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service

("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                            AND THE UNDERLYING FUNDS


THE COMPANY. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400



The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company.



Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group. Goldman Sachs (together with the its employees) owns a total of approximately 25% of the outstanding ordinary shares of Global Atlantic Financial Group and unaffiliated investors, none of whom own more than 9.9%, own the remaining 75% of the outstanding ordinary shares. The registered office of Global Atlantic Financial Group is located at 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands.



The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT. The Company maintains a separate account called Separate Account VA-K. Separate Account VA-K was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.


GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND--seeks to achieve investment results that approximate the performance of the GS Global Markets Index(TM).


GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.


GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND--seeks a high level of current income, consistent with safety of principal. This Fund was formerly known as Goldman Sachs VIT Government Income fund.


GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.


GOLDMAN SACHS VIT MONEY MARKET FUND--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.


GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.


GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
  SHARES)

ADVISER: INVESCO ADVISORS, INC.


INVESCO V.I. AMERICAN FRANCHISE FUND--The Fund's investment objective is to seek capital growth. This fund was formerly known as Invesco Van Kampen V.I. American Franchise Fund.


INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital.


INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is long-term growth of capital.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
  SHARES)


ADVISER: INVESCO ADVISORS, INC.


INVESCO V.I. MID CAP GROWTH FUND--The Fund's investment objective is to seek capital growth. This fund was formerly known as the Invesco Van Kampen V.I. Mid Cap Growth Fund



INVESCO V.I. VALUE OPPORTUNITIES FUND--The Fund's investment objective is long-term growth of capital. This fund was formerly known as Invesco Van Kampen V.I. Value Opportunities Fund


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP VALUE PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--seeks long-term growth of capital.


DELAWARE VIP TRUST (STANDARD CLASS)


ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal.


DELAWARE VIP TRUST (SERVICE CLASS)

ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP SMID CAP GROWTH SERIES--seeks long-term capital appreciation.


DWS VARIABLE SERIES I

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS CAPITAL GROWTH VIP--The fund seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500-Registered Trademark- Index (generally 500 of the largest companies in the U.S.) or the Russell 1000-Registered Trademark- Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).

DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS LARGE CAP VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000-Registered Trademark- Value Index and that portfolio management believes are undervalued.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO--The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. Fidelity Investments Money Management, Inc., FMR Co., Inc., and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500-Registered Trademark- Index. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks a high level of current income, while also considering growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")

FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO--The fund seeks long-term capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO--The fund seeks to provide capital growth. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.

FIDELITY VIP MID CAP PORTFOLIO--The fund seeks long-term growth of capital.
FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO--The fund seeks capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC.--FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND,
                FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND, AND
                FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC--FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stock.



FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.



FT VIP MUTUAL SHARES SECURITIES FUND--seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.



FT VIP TEMPLETON FOREIGN SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.


JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS)

ADVISER: MFS INVESTMENT MANAGEMENT

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES--seeks total return.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES--seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)


ADVISER: OFI GLOBAL ASSET MANAGEMENT, INC.
SUB-ADVISER: OPPENHEIMERFUNDS, INC.



OPPENHEIMER CAPITAL INCOME FUND/VA--seeks total return. This Fund was formerly known as Oppenheimer Balanced Fund/VA.



OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation.



OPPENHEIMER GLOBAL FUND/VA--seeks capital appreciation. This Fund was formerly known as Oppenheimer Global Securities Fund/VA.



OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--seeks total return.



OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA--seeks capital appreciation.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO--Long-term growth of capital.


PIONEER REAL ESTATE SHARES VCT PORTFOLIO--Long-term growth of capital. Current income is a secondary objective. AEW Capital Management, L.P., is a sub-adviser for the fund.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE ASSOCIATES, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-advisers are T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd.



PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                              WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments--purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--purchase payments invested in the Policy for more than nine years; and

(3) the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application were both within the following class of individuals:

    All employees and directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who resided in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

                                                    CHARGE AS PERCENTAGE OF
YEARS FROM DATE OF PAYMENT TO DATE OF WITHDRAWAL    NEW PAYMENTS WITHDRAWN
------------------------------------------------    -----------------------
0-2...............................................             8%
3.................................................             7%
4.................................................             6%
5.................................................             5%
6.................................................             4%
7.................................................             3%
8.................................................             2%
9.................................................             1%
more than 9.......................................             0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

    Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
               Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

    Where (2) is: 10% of the Accumulated Value as of the Valuation Date
               coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

    Where (3) is: The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another
6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company paid sales commissions, not to exceed 6% of initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
ten-year waiting period                                           0.25%

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
fifteen-year waiting period                                       0.15%


For a description of this Rider, see "APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                         THE VARIABLE ANNUITY POLICIES

AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

    - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same Policy Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Service Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Service Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs VIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the Service Office, of se2 (an affiliate of Security Benefit Life Insurance Company), located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of
(1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE

Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. Transfers to and from the Fixed Account may be subject to the restrictions set forth under APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Goldman Sachs VIT Government Income Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value.

The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Policy and a signed, written request for surrender on a Company surrender form to the Company to the Service Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site: HTTPS://CWANNUITY.SE2.COM.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Service Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Service Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."

DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Service Office;

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals; or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the

Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Service Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Service Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Service Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

ASSIGNMENT

The Policy provides that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's
85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund, and the Goldman Sachs VIT Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I--VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III--UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

    Where: (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

           (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A--JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B--JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V--PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer- sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.


ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options the dollar amount is determined by multiplying
     (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.


THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation

Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period. The assumed interest rate is incorporated in the variable annuity options offered in the Policy.


DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

                           FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Court of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is hearing a case on DOMA in 2013. Therefore, it is currently uncertain as to whether the spousal continuation provisions of this Contract will be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.



TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.


DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal, or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2;

    - received due to your disability;

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2;

    - received after your death or because of your disability; or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible;

    - "qualified distributions" from a Roth IRA are excludable from income;

    - mandatory distribution rules do not apply before death;

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

    - special eligibility requirements apply; and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES


1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES



While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



For 2013, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

2. MEDICARE TAX.



Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.



3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO



The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.



4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



5. FOREIGN TAX CREDITS


We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your TSA or qualified plan.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5) to change the methodology for determining the net investment factor;

(6) to change the names of the Separate Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.


During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.


                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                  DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.

                                 LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT. Transfers to or from the Fixed Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B

                        CONDENSED FINANCIAL INFORMATION
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2012.


                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.514      2.385      2.258      1.998      2.217      2.107      2.051
  End of Period....................    2.644      2.514      2.385      2.258      1.998      2.217      2.107
Number of Units Outstanding at End
  of Period (in thousands).........   13,486     15,765     18,836     21,410     25,230     35,535     43,089

GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.358      3.348      2.956      2.376      3.842      3.702      3.253
  End of Period....................    3.823      3.358      3.348      2.956      2.376      3.842      3.702
Number of Units Outstanding at End
  of Period (in thousands).........   16,918     19,613     22,191     25,377     29,956     37,356     48,997

GOLDMAN SACHS VIT GLOBAL MARKETS
  NAVIGATOR FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.047        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........       10        N/A        N/A        N/A        N/A        N/A        N/A

GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    4.154      4.389      3.731      2.387      4.093      3.479      3.339
  End of Period....................    4.889      4.154      4.389      3.731      2.387      4.093      3.479
Number of Units Outstanding at End
  of Period (in thousands).........    6,560      7,385      8,745     10,148     12,410     15,605     21,026

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.044      1.995      1.959
  End of Period....................    2.051      2.044      1.995
Number of Units Outstanding at End
  of Period (in thousands).........   53,146     69,962     96,291
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.162      2.908      2.309
  End of Period....................    3.253      3.162      2.908
Number of Units Outstanding at End
  of Period (in thousands).........   66,358     86,857    112,918
GOLDMAN SACHS VIT GLOBAL MARKETS
  NAVIGATOR FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    2.954      2.527      1.835
  End of Period....................    3.339      2.954      2.527
Number of Units Outstanding at End
  of Period (in thousands).........   30,692     40,196     47,472

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT HIGH QUALITY
  FLOATING RATE FUND (SERVICE
  SHARES)
(NAME CHANGED FROM GOLDMAN SACHS
  VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES) ON APRIL 30,
  2013)
Unit Value:
  Beginning of Period..............    2.278      2.174      2.097      1.999      1.966      1.859      1.813
  End of Period....................    2.308      2.278      2.174      2.097      1.999      1.966      1.859
Number of Units Outstanding at End
  of Period (in thousands).........    7,815      9,208     12,089     13,502     17,980     21,540     25,119

GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.989      4.334      3.527      2.695      4.356      4.284      3.767
  End of Period....................    4.646      3.989      4.334      3.527      2.695      4.356      4.284
Number of Units Outstanding at End
  of Period (in thousands).........    7,939      9,291     10,849     13,005     15,595     20,393     26,246

GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.457      1.478      1.500      1.520      1.508      1.458      1.413
  End of Period....................    1.436      1.457      1.478      1.500      1.520      1.508      1.458
Number of Units Outstanding at End
  of Period (in thousands).........   16,132     18,260     21,625     22,501     31,904     33,323     38,290

GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS
  VIT CAPITAL GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    2.066      2.158      1.982      1.363      2.383      2.198      2.044
  End of Period....................    2.435      2.066      2.158      1.982      1.363      2.383      2.198
Number of Units Outstanding at End
  of Period (in thousands).........   20,317     23,167     26,381     30,601     36,291     44,312     56,681

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
GOLDMAN SACHS VIT HIGH QUALITY
  FLOATING RATE FUND (SERVICE
  SHARES)
(NAME CHANGED FROM GOLDMAN SACHS
  VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES) ON APRIL 30,
  2013)
Unit Value:
  Beginning of Period..............    1.811      1.800      1.796
  End of Period....................    1.813      1.811      1.800
Number of Units Outstanding at End
  of Period (in thousands).........   31,920     41,890     64,567
GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.566      3.032      2.223
  End of Period....................    3.767      3.566      3.032
Number of Units Outstanding at End
  of Period (in thousands).........   32,822     43,892     62,834
GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.396      1.403      1.413
  End of Period....................    1.413      1.396      1.403
Number of Units Outstanding at End
  of Period (in thousands).........   48,947     61,685     99,148
GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS
  VIT CAPITAL GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    1.931      1.824      1.466
  End of Period....................    2.044      1.931      1.824
Number of Units Outstanding at End
  of Period (in thousands).........   74,016    100,514    135,926

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.402      1.677      1.546      1.222      2.300      2.164      1.807
  End of Period....................    1.671      1.402      1.677      1.546      1.222      2.300      2.164
Number of Units Outstanding at End
  of Period (in thousands).........   14,436     16,723     18,878     21,903     26,553     33,576     43,581

GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.490      2.432      2.192      1.840      2.969      3.066      2.761
  End of Period....................    2.801      2.490      2.432      2.192      1.840      2.969      3.066
Number of Units Outstanding at End
  of Period (in thousands).........   14,660     16,435     19,032     21,814     25,317     31,767     40,398

AIM V.I. AGGRESSIVE GROWTH FUND
  (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON MAY 1, 2006; NAME
  CHANGE TO THE INVESCO V.I.
  CAPITAL APPRECIATION FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      0.724
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CORE STOCK FUND (SERIES I
  SHARES)
(MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES) ON
  MAY 1, 2006; NAME CHANGE TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      0.700
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.632      1.446      1.149
  End of Period....................    1.807      1.632      1.446
Number of Units Outstanding at End
  of Period (in thousands).........   67,004     89,898    123,218
GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.643      2.429      1.930
  End of Period....................    2.761      2.643      2.429
Number of Units Outstanding at End
  of Period (in thousands).........   49,770     66,133     89,100
AIM V.I. AGGRESSIVE GROWTH FUND
  (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON MAY 1, 2006; NAME
  CHANGE TO THE INVESCO V.I.
  CAPITAL APPRECIATION FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    0.695      0.631      0.505
  End of Period....................    0.724      0.695      0.631
Number of Units Outstanding at End
  of Period (in thousands).........   23,935     33,515     45,341
AIM V.I. CORE STOCK FUND (SERIES I
  SHARES)
(MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES) ON
  MAY 1, 2006; NAME CHANGE TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    0.672      0.645      0.523
  End of Period....................    0.700      0.672      0.645
Number of Units Outstanding at End
  of Period (in thousands).........   16,096     23,037     31,971

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
AIM V.I. BLUE CHIP FUND (SERIES I
  SHARES)
(MERGED INTO THE AIM V.I. LARGE CAP
  GROWTH FUND (SERIES I SHARES) ON
  JUNE 12, 2006; NAME CHANGED TO
  THE INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES) ON
  APRIL 30, 2010; NAME CHANGED TO
  THE INVESCO VAN KAMPEN V.I.
  CAPITAL GROWTH FUND (SERIES I
  SHARES) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      0.811
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
  (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES) ON
  MAY 1, 2006; NAME CHANGED TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      0.700
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT CORE EQUITY FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CORE(SM) U.S. EQUITY FUND ON
  JANUARY 9, 2006; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRUCTURED
  U.S. EQUITY FUND (SERVICE SHARES)
  ON MAY 1, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      2.761
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT EQUITY INDEX FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  EQUITY INDEX FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      3.253
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
AIM V.I. BLUE CHIP FUND (SERIES I
  SHARES)
(MERGED INTO THE AIM V.I. LARGE CAP
  GROWTH FUND (SERIES I SHARES) ON
  JUNE 12, 2006; NAME CHANGED TO
  THE INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES) ON
  APRIL 30, 2010; NAME CHANGED TO
  THE INVESCO VAN KAMPEN V.I.
  CAPITAL GROWTH FUND (SERIES I
  SHARES) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    0.795      0.771      0.625
  End of Period....................    0.811      0.795      0.771
Number of Units Outstanding at End
  of Period (in thousands).........    4,592      5,239      5,538
AIM V.I. PREMIER EQUITY FUND
  (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES) ON
  MAY 1, 2006; NAME CHANGED TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    0.672      0.645      0.523
  End of Period....................    0.700      0.672      0.645
Number of Units Outstanding at End
  of Period (in thousands).........   16,096     23,037     31,971
AIT CORE EQUITY FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CORE(SM) U.S. EQUITY FUND ON
  JANUARY 9, 2006; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRUCTURED
  U.S. EQUITY FUND (SERVICE SHARES)
  ON MAY 1, 2006)
Unit Value:
  Beginning of Period..............    2.643      2.429      1.930
  End of Period....................    2.761      2.643      2.429
Number of Units Outstanding at End
  of Period (in thousands).........   49,040     66,133     89,100
AIT EQUITY INDEX FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  EQUITY INDEX FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............    3.162      2.908      2.309
  End of Period....................    3.253      3.162      2.908
Number of Units Outstanding at End
  of Period (in thousands).........   66,358     86,857    112,918

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
AIT GOVERNMENT BOND FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  GOVERNMENT INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      1.813
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT MONEY MARKET FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  MONEY MARKET FUND (SERVICE
  SHARES) JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      1.413
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT AGGRESSIVE GROWTH FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH
  FUND (SERVICE SHARES) ON
  APRIL 17, 2003; NAME CHANGED TO
  THE GOLDMAN SACHS VIT CAPITAL
  GROWTH FUND (SERVICE SHARES) ON
  JANUARY 9, 2006; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT CAPITAL APPRECIATION
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  GROWTH OPPORTUNITIES FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      3.339
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
AIT GOVERNMENT BOND FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  GOVERNMENT INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............    1.811      1.800      1.796
  End of Period....................    1.813      1.811      1.800
Number of Units Outstanding at End
  of Period (in thousands).........   31,920     41,890     64,567
AIT MONEY MARKET FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  MONEY MARKET FUND (SERVICE
  SHARES) JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............    1.396      1.403      1.413
  End of Period....................    1.413      1.396      1.403
Number of Units Outstanding at End
  of Period (in thousands).........   48,947     61,685     99,148
AIT SELECT AGGRESSIVE GROWTH FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH
  FUND (SERVICE SHARES) ON
  APRIL 17, 2003; NAME CHANGED TO
  THE GOLDMAN SACHS VIT CAPITAL
  GROWTH FUND (SERVICE SHARES) ON
  JANUARY 9, 2006; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A      1.382
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
AIT SELECT CAPITAL APPRECIATION
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  GROWTH OPPORTUNITIES FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006)
Unit Value:
  Beginning of Period..............    2.954      2.527      1.835
  End of Period....................    3.339      2.954      2.527
Number of Units Outstanding at End
  of Period (in thousands).........   30,692     40,196     47,472

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
AIT SELECT EMERGING MARKETS
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT
  INTERNATIONAL EQUITY (SERVICE
  SHARES) ON APRIL 30, 2003; MERGED
  INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006; NAME CHANGED TO THE GOLDMAN
  SACHS VIT STRATEGIC INTERNATIONAL
  EQUITY FUND (SERVICE SHARES) ON
  APRIL 30, 2007)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT GROWTH FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CAPITAL GROWTH FUND (SERVICE
  SHARES) ON JANUARY 9, 2006; NAME
  CHANGED TO THE GSVIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      2.044
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT GROWTH & INCOME FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  APRIL 25, 2003; MERGED INTO THE
  GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006; NAME CHANGED TO THE GOLDMAN
  SACHS VIT STRATEGIC INTERNATIONAL
  EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      1.807
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
AIT SELECT EMERGING MARKETS
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT
  INTERNATIONAL EQUITY (SERVICE
  SHARES) ON APRIL 30, 2003; MERGED
  INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006; NAME CHANGED TO THE GOLDMAN
  SACHS VIT STRATEGIC INTERNATIONAL
  EQUITY FUND (SERVICE SHARES) ON
  APRIL 30, 2007)
Unit Value:
  Beginning of Period..............      N/A        N/A      0.586
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
AIT SELECT GROWTH FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CAPITAL GROWTH FUND (SERVICE
  SHARES) ON JANUARY 9, 2006; NAME
  CHANGED TO THE GSVIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    1.931      1.824      1.466
  End of Period....................    2.044      1.931      1.824
Number of Units Outstanding at End
  of Period (in thousands).........   74,016    100,514    135,926
AIT SELECT GROWTH & INCOME FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  APRIL 25, 2003; MERGED INTO THE
  GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A      1.491
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
AIT SELECT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006; NAME CHANGED TO THE GOLDMAN
  SACHS VIT STRATEGIC INTERNATIONAL
  EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period..............    1.632      1.446      1.149
  End of Period....................    1.807      1.632      1.446
Number of Units Outstanding at End
  of Period (in thousands).........   67,004     89,898    123,218

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CORE FIXED INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      2.051
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC GROWTH FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH
  FUND (SERVICE SHARES) ON
  APRIL 17 2003; MERGED INTO THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2009; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
  (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  MID CAP VALUE FUND (SERVICE
  SHARES) ON JANUARY 9, 2009)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT
  INVESTMENT GRADE INCOME FUND
  (SERVICE SHARES) ON APRIL 22,
  2003; MERGED INTO THE GOLDMAN
  SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CORE FIXED INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............    2.044      1.995      1.959
  End of Period....................    2.051      2.044      1.995
Number of Units Outstanding at End
  of Period (in thousands).........   53,146     69,962     96,291
AIT SELECT STRATEGIC GROWTH FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH
  FUND (SERVICE SHARES) ON
  APRIL 17 2003; MERGED INTO THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2009; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A      0.255
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
  (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  MID CAP VALUE FUND (SERVICE
  SHARES) ON JANUARY 9, 2009)
Unit Value:
  Beginning of Period..............    3.566      3.032      2.223
  End of Period....................    3.767      3.566      3.032
Number of Units Outstanding at End
  of Period (in thousands).........   32,822     43,892     62,834
AIT SELECT STRATEGIC INCOME FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT
  INVESTMENT GRADE INCOME FUND
  (SERVICE SHARES) ON APRIL 22,
  2003; MERGED INTO THE GOLDMAN
  SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006)
Unit Value:
  Beginning of Period..............      N/A        N/A      1.111
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.124      1.076      0.968      0.816      1.396      1.351      1.172
  End of Period....................    1.299      1.124      1.076      0.968      0.816      1.396      1.351
Number of Units Outstanding at End
  of Period (in thousands).........   11,610     12,978     16,216     19,640     24,100     32,141     42,209

ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.596      0.626      0.578      0.428      0.721      0.644      0.658
  End of Period....................    0.682      0.596      0.626      0.578      0.428      0.721      0.644
Number of Units Outstanding at End
  of Period (in thousands).........   13,649     16,454     19,756     23,019     29,012     40,336     55,573

ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.593      1.769      1.418      1.009      1.593      1.592      1.415
  End of Period....................    1.860      1.593      1.769      1.418      1.009      1.593      1.592
Number of Units Outstanding at End
  of Period (in thousands).........    2,577      3,196      3,514      4,131      4,626      5,674      6,563

ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.006      1.061      0.966      0.810      1.393      1.475      1.237
  End of Period....................    1.145      1.006      1.061      0.966      0.810      1.393      1.475
Number of Units Outstanding at End
  of Period (in thousands).........      833      1,159      1,334      1,597      1,867      2,492      3,145

DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..............    2.463      2.921      2.672      2.013      3.547      3.420      2.808
  End of Period....................    2.796      2.463      2.921      2.672      2.013      3.547      3.420
Number of Units Outstanding at End
  of Period (in thousands).........    5,161      5,857      6,574      7,713      9,295     11,983     15,137

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.137      1.037      0.796
  End of Period....................    1.172      1.137      1.037
Number of Units Outstanding at End
  of Period (in thousands).........   48,414     65,504     85,680
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.581      0.544      0.448
  End of Period....................    0.658      0.581      0.544
Number of Units Outstanding at End
  of Period (in thousands).........   76,799    102,546    142,071
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.346      1.147      0.826
  End of Period....................    1.415      1.346      1.147
Number of Units Outstanding at End
  of Period (in thousands).........    6,354      7,193      7,124
ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.190      1.065      0.841
  End of Period....................    1.237      1.190      1.065
Number of Units Outstanding at End
  of Period (in thousands).........    4,468      4,632      5,041
DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..............    2.524      2.103      1.488
  End of Period....................    2.808      2.524      2.103
Number of Units Outstanding at End
  of Period (in thousands).........   18,929     22,097     28,413

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)
(NAME CHANGED FROM THE DELAWARE VIP
  GROWTH OPPORTUNITIES SERIES
  (SERVICE CLASS) ON MARCH 22,
  2010)
Unit Value:
  Beginning of Period..............    1.225      1.152      0.859      0.601      1.029      0.926      0.886
  End of Period....................    1.336      1.225      1.152      0.859      0.601      1.029      0.926
Number of Units Outstanding at End
  of Period (in thousands).........    2,822      2,636      2,809      3,101      3,411      4,013      5,306

DWS CAPITAL GROWTH VIP (CLASS A)
(DWS TECHNOLOGY VIP (CLASS A)
  MERGED INTO THIS FUND ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    0.470        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.537      0.470        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    4,750      5,561        N/A        N/A        N/A        N/A        N/A

DWS DREMAN FINANCIAL SERVICES VIP
  (CLASS A)
(MERGED INTO THE DWS DREMAN HIGH
  RETURN EQUITY SERVICES VIP
  (CLASS A) ON SEPTEMBER 15, 2006;
  NAME CHANGED TO THE DWS STRATEGIC
  VALUE VIP (CLASS A) ON JUNE 1,
  2009; NAME CHANGED TO THE DWS
  LARGE CAP VALUE VIP (CLASS A) ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A
DWS LARGE CAP VALUE VIP (CLASS A)
(DWS STRATEGIC VALUE VIP (CLASS A)
  MERGED INTO THIS FUND ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    1.111        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.202      1.111        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      807        849        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)
(NAME CHANGED FROM THE DELAWARE VIP
  GROWTH OPPORTUNITIES SERIES
  (SERVICE CLASS) ON MARCH 22,
  2010)
Unit Value:
  Beginning of Period..............    0.809      0.732      0.527
  End of Period....................    0.886      0.809      0.732
Number of Units Outstanding at End
  of Period (in thousands).........    7,033      9,689     13,379
DWS CAPITAL GROWTH VIP (CLASS A)
(DWS TECHNOLOGY VIP (CLASS A)
  MERGED INTO THIS FUND ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
DWS DREMAN FINANCIAL SERVICES VIP
  (CLASS A)
(MERGED INTO THE DWS DREMAN HIGH
  RETURN EQUITY SERVICES VIP
  (CLASS A) ON SEPTEMBER 15, 2006;
  NAME CHANGED TO THE DWS STRATEGIC
  VALUE VIP (CLASS A) ON JUNE 1,
  2009; NAME CHANGED TO THE DWS
  LARGE CAP VALUE VIP (CLASS A) ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............
  End of Period....................
Number of Units Outstanding at End
  of Period (in thousands).........
DWS LARGE CAP VALUE VIP (CLASS A)
(DWS STRATEGIC VALUE VIP (CLASS A)
  MERGED INTO THIS FUND ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
DWS STRATEGIC VALUE VIP (CLASS A)
(MERGED INTO THE DWS LARGE CAP
  VALUE VIP (CLASS A) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............      N/A      1.123      1.013      0.820      1.541      1.593      1.412
  End of Period....................      N/A        N/A      1.123      1.013      0.820      1.541      1.593
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      1,036      1,191      1,415      1,861      2,631

DWS TECHNOLOGY VIP (CLASS A)
(MERGED INTO THE DWS CAPITAL GROWTH
  VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A      0.500      0.427      0.270      0.510      0.453      0.456
  End of Period....................      N/A        N/A      0.500      0.427      0.270      0.510      0.453
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      6,419      7,333      8,137     10,107     14,478

EATON VANCE VT FLOATING-RATE INCOME
  FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS
  OR TRANSFERS ON NOVEMBER 15,
  2010)
Unit Value:
  Beginning of Period..............    1.206      1.194      1.110      0.780      1.087      1.085      1.044
  End of Period....................    1.276      1.206      1.194      1.110      0.780      1.087      1.085
Number of Units Outstanding at End
  of Period (in thousands).........    3,168      4,154      3,744      3,475      2,972      4,733      6,715

FIDELITY VIP ASSET MANAGER(SM)
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.181      2.271      2.017      1.585      2.257      1.982      1.874
  End of Period....................    2.418      2.181      2.271      2.017      1.585      2.257      1.982
Number of Units Outstanding at End
  of Period (in thousands).........    5,590      6,496      7,258      9,042      9,493     11,467     14,627
FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.468      1.532      1.329      0.996      1.763      1.525      1.389
  End of Period....................    1.680      1.468      1.532      1.329      0.996      1.763      1.525
Number of Units Outstanding at End
  of Period (in thousands).........    8,713     10,868     12,554     14,305     17,306     20,729     26,940

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
DWS STRATEGIC VALUE VIP (CLASS A)
(MERGED INTO THE DWS LARGE CAP
  VALUE VIP (CLASS A) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............    1.433      1.299      1.028
  End of Period....................    1.412      1.433      1.299
Number of Units Outstanding at End
  of Period (in thousands).........    4,114      5,807      7,711
DWS TECHNOLOGY VIP (CLASS A)
(MERGED INTO THE DWS CAPITAL GROWTH
  VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    0.446      0.444      0.307
  End of Period....................    0.456      0.446      0.444
Number of Units Outstanding at End
  of Period (in thousands).........   19,054     29,415     36,309
EATON VANCE VT FLOATING-RATE INCOME
  FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS
  OR TRANSFERS ON NOVEMBER 15,
  2010)
Unit Value:
  Beginning of Period..............    1.020      1.006      0.992
  End of Period....................    1.044      1.020      1.006
Number of Units Outstanding at End
  of Period (in thousands).........    6,972      8,142      6,745
FIDELITY VIP ASSET MANAGER(SM)
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.828      1.759      1.513
  End of Period....................    1.874      1.828      1.759
Number of Units Outstanding at End
  of Period (in thousands).........   18,873     25,020     30,953
FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.208      1.064      0.843
  End of Period....................    1.389      1.208      1.064
Number of Units Outstanding at End
  of Period (in thousands).........   29,669     28,056     25,489

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.813      3.831      3.376      2.631      4.656      4.653      3.928
  End of Period....................    4.408      3.813      3.831      3.376      2.631      4.656      4.653
Number of Units Outstanding at End
  of Period (in thousands).........   15,181     17,546     20,448     23,529     27,981     35,001     44,306

FIDELITY VIP GROWTH PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.472      3.516      2.873      2.272      4.365      3.488      3.313
  End of Period....................    3.924      3.472      3.516      2.873      2.272      4.365      3.488
Number of Units Outstanding at End
  of Period (in thousands).........   14,324     16,077     18,482     21,886     25,449     30,358     39,741

FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.800      0.796      0.654      0.456      1.032      0.852      0.823
  End of Period....................    0.941      0.800      0.796      0.654      0.456      1.032      0.852
Number of Units Outstanding at End
  of Period (in thousands).........    3,184      2,473      2,600      2,494      2,743      2,892      3,464
FIDELITY VIP HIGH INCOME PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.841      2.771      2.470      1.741      2.355      2.325      2.121
  End of Period....................    3.198      2.841      2.771      2.470      1.741      2.355      2.325
Number of Units Outstanding at End
  of Period (in thousands).........    6,327      6,876      7,806      9,106     10,768     14,775     18,468
FIDELITY VIP MID CAP PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.917      2.182      1.722      1.251      2.101      1.849      1.669
  End of Period....................    2.165      1.917      2.182      1.722      1.251      2.101      1.849
Number of Units Outstanding at End
  of Period (in thousands).........    2,462      3,236      3,972      4,597      6,243      7,819     12,512

FIDELITY VIP OVERSEAS PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.947      2.386      2.140      1.716      3.099      2.680      2.303
  End of Period....................    2.317      1.947      2.386      2.140      1.716      3.099      2.680
Number of Units Outstanding at End
  of Period (in thousands).........    6,755      7,351      8,148      9,536     11,299     13,297     16,512

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.765      3.426      2.667
  End of Period....................    3.928      3.765      3.426
Number of Units Outstanding at End
  of Period (in thousands).........   58,900     77,753    103,116
FIDELITY VIP GROWTH PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.177      3.119      2.382
  End of Period....................    3.313      3.177      3.119
Number of Units Outstanding at End
  of Period (in thousands).........   55,169     74,506     95,952
FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.768      0.729      0.572
  End of Period....................    0.823      0.768      0.729
Number of Units Outstanding at End
  of Period (in thousands).........    4,224      6,851      8,315
FIDELITY VIP HIGH INCOME PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.096      1.940      1.547
  End of Period....................    2.121      2.096      1.940
Number of Units Outstanding at End
  of Period (in thousands).........   23,701     31,613     42,370
FIDELITY VIP MID CAP PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.435      1.168      0.857
  End of Period....................    1.669      1.435      1.168
Number of Units Outstanding at End
  of Period (in thousands).........   14,845     11,728      9,987
FIDELITY VIP OVERSEAS PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.963      1.753      1.241
  End of Period....................    2.303      1.963      1.753
Number of Units Outstanding at End
  of Period (in thousands).........   20,504     27,367     35,468

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.296      1.445      1.161      0.750      1.561      1.503      1.314
  End of Period....................    1.622      1.296      1.445      1.161      0.750      1.561      1.503
Number of Units Outstanding at End
  of Period (in thousands).........    1,072      1,235      1,469      2,056      1,887      2,502      2,937

FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.206      1.195      1.039      0.833      1.303      1.373      1.194
  End of Period....................    1.334      1.206      1.195      1.039      0.833      1.303      1.373
Number of Units Outstanding at End
  of Period (in thousands).........    2,012      1,687      1,402      1,480      1,881      3,026      3,394

FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.094      1.127      1.025      0.801      1.242      1.186      1.086
  End of Period....................    1.211      1.094      1.127      1.025      0.801      1.242      1.186
Number of Units Outstanding at End
  of Period (in thousands).........      400        481        609        743      1,024      1,381      1,663

FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.854      0.911      0.724      0.512      0.903      0.824      0.769
  End of Period....................    0.933      0.854      0.911      0.724      0.512      0.903      0.824
Number of Units Outstanding at End
  of Period (in thousands).........    9,536     10,923     13,175     15,939     19,624     25,735     39,206

FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.233      1.264      1.154      0.929      1.498      1.469      1.259
  End of Period....................    1.388      1.233      1.264      1.154      0.929      1.498      1.469
Number of Units Outstanding at End
  of Period (in thousands).........    2,123      2,796      3,177      4,138      4,067      4,789      5,495

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.302      1.161      0.748
  End of Period....................    1.314      1.302      1.161
Number of Units Outstanding at End
  of Period (in thousands).........    4,078      5,714      6,841
FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.170      1.073      0.867
  End of Period....................    1.194      1.170      1.073
Number of Units Outstanding at End
  of Period (in thousands).........    4,736      6,197      6,133
FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.090      1.025      0.819
  End of Period....................    1.086      1.090      1.025
Number of Units Outstanding at End
  of Period (in thousands).........    2,261      2,580      2,074
FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.745      0.678      0.501
  End of Period....................    0.769      0.745      0.678
Number of Units Outstanding at End
  of Period (in thousands).........   45,151     55,170     76,438
FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.156      1.041      0.844
  End of Period....................    1.259      1.156      1.041
Number of Units Outstanding at End
  of Period (in thousands).........    5,103      5,702      5,848

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.318      1.496      1.401      1.037      1.765      1.551      1.296
  End of Period....................    1.536      1.318      1.496      1.401      1.037      1.765      1.551
Number of Units Outstanding at End
  of Period (in thousands).........    3,374      3,692      4,393      5,181      6,468      8,590     11,597

INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CAPITAL APPRECIATION FUND
  (SERIES I SHARES) ON APRIL 30,
  2010; MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 27,
  2012)
Unit Value:
  Beginning of Period..............    0.601      0.663      0.582      0.488      0.861      0.780      0.724
  End of Period....................      N/A      0.601      0.663      0.582      0.488      0.861      0.780
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      6,180      7,226      8,576     10,126     12,899     16,500

INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CAPITAL DEVELOPMENT FUND
  (SERIES II SHARES) ON APRIL 30,
  2010; MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES II SHARES) ON APRIL 27,
  2012)
Unit Value:
  Beginning of Period..............    1.170      1.282      1.098      0.784      1.506      1.382      1.206
  End of Period....................      N/A      1.170      1.282      1.098      0.784      1.506      1.382
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        281        337        423        517        625        756

INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CORE EQUITY FUND (SERIES I
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    0.784      0.796      0.737      0.583      0.847      0.795      0.700
  End of Period....................    0.880      0.784      0.796      0.737      0.583      0.847      0.795
Number of Units Outstanding at End
  of Period (in thousands).........    5,365      4,867      5,585      7,125      8,835      9,093     11,112

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.194      1.022      0.784
  End of Period....................    1.296      1.194      1.022
Number of Units Outstanding at End
  of Period (in thousands).........   13,063     17,180     24,466
INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CAPITAL APPRECIATION FUND
  (SERIES I SHARES) ON APRIL 30,
  2010; MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 27,
  2012)
Unit Value:
  Beginning of Period..............    0.695      0.631      0.505
  End of Period....................    0.724      0.695      0.631
Number of Units Outstanding at End
  of Period (in thousands).........   23,935     33,515     45,341
INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CAPITAL DEVELOPMENT FUND
  (SERIES II SHARES) ON APRIL 30,
  2010; MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES II SHARES) ON APRIL 27,
  2012)
Unit Value:
  Beginning of Period..............    1.120      0.986      0.741
  End of Period....................    1.206      1.120      0.986
Number of Units Outstanding at End
  of Period (in thousands).........      930      1,348      1,884
INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CORE EQUITY FUND (SERIES I
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    0.672      0.645      0.523
  End of Period....................    0.700      0.672      0.645
Number of Units Outstanding at End
  of Period (in thousands).........   16,096     23,037     31,971

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I.
  GLOBAL HEALTH CARE FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    1.093      1.067      1.028      0.817      1.161      1.054      1.016
  End of Period....................    1.302      1.093      1.067      1.028      0.817      1.161      1.054
Number of Units Outstanding at End
  of Period (in thousands).........    2,864      2,583      3,052      3,481      4,470      5,729      7,843

INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  LARGE CAP GROWTH FUND (SERIES I
  SHARES) ON APRIL 30, 2010; MERGED
  INTO THE INVESCO VAN KAMPEN V.I.
  CAPITAL GROWTH FUND (SERIES I
  SHARES) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A      0.858      0.742      0.598      0.983      0.862      0.811
  End of Period....................      N/A        N/A      0.858      0.742      0.598      0.983      0.862
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      1,501      1,813      2,265      3,044      3,685

INVESCO V.I. AMERICAN FRANCHISE
  FUND (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH
  SERIES (SERIES I SHARES) MERGED
  INTO THIS FUND ON APRIL 29, 2011;
  INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES) MERGED
  INTO THIS FUND ON APRIL 27, 2012;
  NAME CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 30,
  2012; NAME CHANGED FROM THE
  INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  ON MAY 1, 2013
Unit Value:
  Beginning of Period..............    0.795        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.891      0.795        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    5,025      1,175        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I.
  GLOBAL HEALTH CARE FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    0.953      0.899      0.714
  End of Period....................    1.016      0.953      0.899
Number of Units Outstanding at End
  of Period (in thousands).........   10,501     14,795     18,782
INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  LARGE CAP GROWTH FUND (SERIES I
  SHARES) ON APRIL 30, 2010; MERGED
  INTO THE INVESCO VAN KAMPEN V.I.
  CAPITAL GROWTH FUND (SERIES I
  SHARES) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    0.795      0.771      0.625
  End of Period....................    0.811      0.795      0.771
Number of Units Outstanding at End
  of Period (in thousands).........    4,592      5,239      5,538
INVESCO V.I. AMERICAN FRANCHISE
  FUND (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH
  SERIES (SERIES I SHARES) MERGED
  INTO THIS FUND ON APRIL 29, 2011;
  INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES) MERGED
  INTO THIS FUND ON APRIL 27, 2012;
  NAME CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 30,
  2012; NAME CHANGED FROM THE
  INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  ON MAY 1, 2013
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
INVESCO V.I. MID CAP GROWTH FUND
  (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES) MERGED
  INTO THIS FUND ON APRIL 27, 2012;
  NAME CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES II SHARES) ON MAY 1,
  2013)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.290        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      248        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO V.I. VALUE OPPORTUNITIES
  FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I.
  BASIC VALUE FUND (SERIES II
  SHARES) ON APRIL 30, 2010; NAME
  CHANGED FROM THE INVESCO V.I.
  BASIC VALUE FUND (SERIES II
  SHARES) ON APRIL 30, 2012; NAME
  CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. VALUE OPPORTUNITIES
  FUND (SERIES II SHARES) ON
  MAY 1, 2013)
Unit Value:
  Beginning of Period..............    0.870      0.914      0.867      0.595      1.256      1.258      1.130
  End of Period....................    1.009      0.870      0.914      0.867      0.595      1.256      1.258
Number of Units Outstanding at End
  of Period (in thousands).........    3,290      5,419      6,505      7,807      8,827     11,894     16,946

JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A      0.786      0.575      0.993      0.929      0.875
  End of Period....................      N/A        N/A        N/A      0.786      0.575      0.993      0.929
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A      9,066     11,703     15,236     20,104

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
INVESCO V.I. MID CAP GROWTH FUND
  (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES) MERGED
  INTO THIS FUND ON APRIL 27, 2012;
  NAME CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES II SHARES) ON MAY 1,
  2013)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
INVESCO V.I. VALUE OPPORTUNITIES
  FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I.
  BASIC VALUE FUND (SERIES II
  SHARES) ON APRIL 30, 2010; NAME
  CHANGED FROM THE INVESCO V.I.
  BASIC VALUE FUND (SERIES II
  SHARES) ON APRIL 30, 2012; NAME
  CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. VALUE OPPORTUNITIES
  FUND (SERIES II SHARES) ON
  MAY 1, 2013)
Unit Value:
  Beginning of Period..............    1.088      0.996      0.758
  End of Period....................    1.130      1.088      0.996
Number of Units Outstanding at End
  of Period (in thousands).........   43,925     58,754     83,127
JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    0.792      0.719      0.591
  End of Period....................    0.875      0.792      0.719
Number of Units Outstanding at End
  of Period (in thousands).........   24,143     28,738     35,925

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.643      0.691      0.614      0.458      0.772      0.929      0.623
  End of Period....................    0.750      0.643      0.691      0.614      0.458      0.772      0.929
Number of Units Outstanding at End
  of Period (in thousands).........    6,403      7,922      9,340     10,596     13,232     16,567     20,104

MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.929      1.004      0.789      0.567      1.188      1.101      1.092
  End of Period....................    1.066      0.929      1.004      0.789      0.567      1.188      1.101
Number of Units Outstanding at End
  of Period (in thousands).........      439        612        740        732        968      1,315      1,938

MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.350      1.530      1.142      0.711      1.194      1.184      1.064
  End of Period....................    1.608      1.350      1.530      1.142      0.711      1.194      1.184
Number of Units Outstanding at End
  of Period (in thousands).........    1,738      1,987      2,085      1,848      1,703      1,453      1,689

MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.256      1.255      1.161      1.001      1.308      1.277      1.161
  End of Period....................    1.373      1.256      1.255      1.161      1.001      1.308      1.277
Number of Units Outstanding at End
  of Period (in thousands).........    2,858      4,073      4,639      5,060      4,968      6,496      8,343

MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    2.512      2.393      2.140      1.634      2.666      2.121      1.643
  End of Period....................    2.803      2.512      2.393      2.140      1.634      2.666      2.121
Number of Units Outstanding at End
  of Period (in thousands).........    1,198      1,281      1,427      1,598      2,600      3,043      3,173

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.608      0.592      0.457
  End of Period....................    0.623      0.608      0.592
Number of Units Outstanding at End
  of Period (in thousands).........   29,575     41,458     55,756
MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.077      0.956      0.710
  End of Period....................    1.092      1.077      0.956
Number of Units Outstanding at End
  of Period (in thousands).........    3,638      5,322      6,591
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.028      0.982      0.747
  End of Period....................    1.064      1.028      0.982
Number of Units Outstanding at End
  of Period (in thousands).........    1,933      2,682      3,162
MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.148      1.049      0.918
  End of Period....................    1.161      1.148      1.049
Number of Units Outstanding at End
  of Period (in thousands).........   12,045     13,135     13,765
MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.430      1.118      0.837
  End of Period....................    1.643      1.430      1.118
Number of Units Outstanding at End
  of Period (in thousands).........    3,396      1,985      1,385

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER CAPITAL INCOME FUND/VA
  (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER
  BALANCED FUND/VA (SERVICE SHARES)
  ON APRIL 30, 2013)
Unit Value:
  Beginning of Period..............    0.993      1.004      0.904      0.754      1.357      1.331      1.218
  End of Period....................    1.097      0.993      1.004      0.904      0.754      1.357      1.331
Number of Units Outstanding at End
  of Period (in thousands).........      796      1,692      1,753      1,978      1,469      2,111      2,466

OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.040      1.070      0.994      0.700      1.307      1.165      1.098
  End of Period....................    1.166      1.040      1.070      0.994      0.700      1.307      1.165
Number of Units Outstanding at End
  of Period (in thousands).........    1,350      1,578      1,919      2,468      3,769      3,699      5,135

OPPENHEIMER GLOBAL FUND/VA (SERVICE
  SHARES)
(NAME CHANGED FROM OPPENHEIMER
  GLOBAL SECURITIES FUND/VA
  (SERVICE SHARES) ON APRIL 30,
  2013)
Unit Value:
  Beginning of Period..............    1.432      1.589      1.393      1.015      1.725      1.650      1.427
  End of Period....................    1.707      1.432      1.589      1.393      1.015      1.725      1.650
Number of Units Outstanding at End
  of Period (in thousands).........    2,060      2,556      3,136      3,772      3,949      5,781      7,116

OPPENHEIMER GLOBAL STRATEGIC INCOME
  FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES) MERGED INTO THIS
  FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.421        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    3,227        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
OPPENHEIMER CAPITAL INCOME FUND/VA
  (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER
  BALANCED FUND/VA (SERVICE SHARES)
  ON APRIL 30, 2013)
Unit Value:
  Beginning of Period..............    1.192      1.102      0.897
  End of Period....................    1.218      1.192      1.102
Number of Units Outstanding at End
  of Period (in thousands).........    3,166      3,287      3,284
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.062      1.011      0.785
  End of Period....................    1.098      1.062      1.011
Number of Units Outstanding at End
  of Period (in thousands).........    7,117      9,180      9,294
OPPENHEIMER GLOBAL FUND/VA (SERVICE
  SHARES)
(NAME CHANGED FROM OPPENHEIMER
  GLOBAL SECURITIES FUND/VA
  (SERVICE SHARES) ON APRIL 30,
  2013)
Unit Value:
  Beginning of Period..............    1.269      1.084      0.770
  End of Period....................    1.427      1.269      1.084
Number of Units Outstanding at End
  of Period (in thousands).........    8,504      8,861      7,989
OPPENHEIMER GLOBAL STRATEGIC INCOME
  FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES) MERGED INTO THIS
  FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL
  STRATEGIC INCOME FUND/VA (SERVICE
  SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..............    0.373      0.388      0.344      0.277      1.313      1.338      1.243
  End of Period....................      N/A      0.373      0.388      0.344      0.277      1.313      1.338
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      3,616      4,601      4,740      4,093      4,343      5,449

OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.116      1.136      0.995      0.789      1.305      1.271      1.124
  End of Period....................    1.283      1.116      1.136      0.995      0.789      1.305      1.271
Number of Units Outstanding at End
  of Period (in thousands).........      546        738        893      1,077      1,336      1,853      2,400

PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.880      2.498      2.193      1.279      3.112      2.216      1.660
  End of Period....................    2.069      1.880      2.498      2.193      1.279      3.112      2.216
Number of Units Outstanding at End
  of Period (in thousands).........    3,706      4,677      5,233      5,782      6,357      7,420      9,249

PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    2.491      2.303      1.818      1.402      2.308      2.895      2.153
  End of Period....................    2.850      2.491      2.303      1.818      1.402      2.308      2.895
Number of Units Outstanding at End
  of Period (in thousands).........    2,334      2,632      3,004      3,249      3,753      4,683      6,063

SCUDDER VIT EAFE EQUITY INDEX FUND
  (CLASS A)
(LIQUIDATED SCUDDER VIT EAFE EQUITY
  INDEX FUND ON JULY 25, 2005)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL
  STRATEGIC INCOME FUND/VA (SERVICE
  SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..............    1.237      1.154      0.946
  End of Period....................    1.243      1.237      1.154
Number of Units Outstanding at End
  of Period (in thousands).........    8,482     10,324     12,863
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.078      1.003      0.805
  End of Period....................    1.124      1.078      1.003
Number of Units Outstanding at End
  of Period (in thousands).........    2,754      3,313      3,517
PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.224      1.047      0.673
  End of Period....................    1.660      1.224      1.047
Number of Units Outstanding at End
  of Period (in thousands).........   13,222     15,009     20,713
PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.902      1.425      1.076
  End of Period....................    2.153      1.902      1.425
Number of Units Outstanding at End
  of Period (in thousands).........    7,306      9,176      8,866
SCUDDER VIT EAFE EQUITY INDEX FUND
  (CLASS A)
(LIQUIDATED SCUDDER VIT EAFE EQUITY
  INDEX FUND ON JULY 25, 2005)
Unit Value:
  Beginning of Period..............      N/A
  End of Period....................      N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
SVS DREMAN FINANCIAL SERVICES
  (CLASS A)
(MERGED INTO THE DWS DREMAN
  FINANCIAL SERVICES VIP (CLASS A)
  ON FEBRUARY 3, 2006; MERGED INTO
  THE DWS DREMAN HIGH RETURN EQUITY
  VIP (CLASS A) ON SEPTEMBER 15,
  2006; NAME CHANGED TO THE DWS
  STRATEGIC VALUE VIP (CLASS A) ON
  JUNE 1, 2009; NAME CHANGED TO THE
  DWS LARGE CAP VALUE VIP
  (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.454      1.693      1.501      0.999      1.977      1.774      1.512
  End of Period....................    1.697      1.454      1.693      1.501      0.999      1.977      1.774
Number of Units Outstanding at End
  of Period (in thousands).........    8,696     10,114     11,311     13,214     15,387     18,966     25,058

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
SVS DREMAN FINANCIAL SERVICES
  (CLASS A)
(MERGED INTO THE DWS DREMAN
  FINANCIAL SERVICES VIP (CLASS A)
  ON FEBRUARY 3, 2006; MERGED INTO
  THE DWS DREMAN HIGH RETURN EQUITY
  VIP (CLASS A) ON SEPTEMBER 15,
  2006; NAME CHANGED TO THE DWS
  STRATEGIC VALUE VIP (CLASS A) ON
  JUNE 1, 2009; NAME CHANGED TO THE
  DWS LARGE CAP VALUE VIP
  (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    1.433      1.299      1.028
  End of Period....................      N/A      1.433      1.299
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      5,807      7,711
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.322      1.179      0.917
  End of Period....................    1.512      1.322      1.179
Number of Units Outstanding at End
  of Period (in thousands).........   26,725     36,671     49,874

                                   APPENDIX C

               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
                  COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:

1. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

2. The stepped-up death benefit under A3018-91 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

3.  Under A3018-91, the Free Withdrawal Amount is equal to the greater of
    (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

4. Because of the differences in the amount of the Free Withdrawal (see 3. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                           --------   --------   --------   --------
Fund with the maximum total operating
  expenses...............................   $1,313     $2,394     $3,361     $5,682

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                           --------   --------   --------   --------
Fund with the minimum total operating
  expenses...............................    $923      $1253      $1,521     $2,327

                                   APPENDIX D



     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER



Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.



The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;



    (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.



For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:



                                           Amount of the withdrawal
                         -----------------------------------------------------------
                       Accumulated Value determined immediately prior to the withdrawal



EXERCISING THE M-GAP RIDER.



    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.



    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.



    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.



TERMINATING THE M-GAP RIDER.



The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.



For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.



                                             MINIMUM
      CONTRACT              MINIMUM         GUARANTEED
     ANNIVERSARY          GUARANTEED          ANNUAL
     AT EXERCISE         BENEFIT BASE       INCOME(1)
     -----------        ---------------   --------------
      10...                $162,889          $12,153
      15...                $207,892          $17,695

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Commonwealth Annuity's Advantage variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") in all jurisdictions except Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


A Statement of Additional Information ("SAI") dated May 1, 2013 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 4 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds (certain funds may not be available in all states):

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Global Markets Navigator Fund
Goldman Sachs VIT High Quality Floating Rate Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)

Invesco V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)

Invesco V.I. Mid Cap Growth Fund
Invesco V.I. Value Opportunities Fund


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DELAWARE VIP TRUST

Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)

Delaware VIP Smid Cap Growth Series

DWS VARIABLE SERIES I (CLASS A)

DWS Capital Growth VIP

DWS VARIABLE SERIES II


DWS Large Cap Value VIP
CONTINUED ON NEXT PAGE.


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


                               DATED MAY 1, 2013

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund-Registered Trademark- Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS)

MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)


Oppenheimer Capital Income Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund-Registered Trademark-/VA


PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Stock Portfolio


Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Account that invests in the underlying fund listed below:


EATON VANCE VARIABLE TRUST

Eaton Vance VT Floating-Rate Income Fund

You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................           5
SUMMARY OF FEES AND EXPENSES................................           7
SUMMARY OF CONTRACT FEATURES................................          11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
  UNDERLYING FUNDS..........................................          16
INVESTMENT OBJECTIVES AND POLICIES..........................          18
PERFORMANCE INFORMATION.....................................          23
DESCRIPTION OF THE CONTRACT.................................          25
  DISRUPTIVE TRADING........................................          25
  PAYMENTS..................................................          26
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............          27
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................          27
  TELEPHONE TRANSACTIONS PRIVILEGE..........................          28
  TRANSFER PRIVILEGE........................................          28
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING
    OPTIONS.................................................          29
  SURRENDER.................................................          29
  WITHDRAWALS...............................................          30
  DEATH BENEFIT.............................................          31
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................          33
  OPTIONAL ENHANCED EARNINGS RIDER..........................          33
  ASSIGNMENT................................................          36
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........          36
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............          37
  ANNUITY BENEFIT PAYMENTS..................................          38
  NORRIS DECISION...........................................          39
  COMPUTATION OF VALUES.....................................          39
CHARGES AND DEDUCTIONS......................................          41
  VARIABLE ACCOUNT DEDUCTIONS...............................          41
  CONTRACT FEE..............................................          42
  OPTIONAL RIDER CHARGES....................................          42
  PREMIUM TAXES.............................................          42
  SURRENDER CHARGE..........................................          43
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
    CREDITED................................................          44
  TRANSFER CHARGE...........................................          46
GUARANTEE PERIOD ACCOUNTS...................................          47
FEDERAL TAX CONSIDERATIONS..................................          50
STATEMENTS AND REPORTS......................................          59
LOANS (QUALIFIED CONTRACTS ONLY)............................          59
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........          60
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................          61
VOTING RIGHTS...............................................          61
DISTRIBUTION................................................          61
LEGAL MATTERS...............................................          62
FURTHER INFORMATION.........................................          62
APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT........         A-1
APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE
  ADJUSTMENT................................................         B-1
APPENDIX C--THE DEATH BENEFIT...............................         C-1
APPENDIX D--CONDENSED FINANCIAL INFORMATION.................         D-1
APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED
  ANNUITY PAYOUT (M-GAP) RIDER..............................         E-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.............................           3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
  COMPANY...................................................           5
SERVICES....................................................           5
UNDERWRITERS................................................           6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
  CALCULATION...............................................           7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
  PROGRAM...................................................           8
PERFORMANCE INFORMATION.....................................           9
STATE PREMIUM TAX CHART.....................................          15
FINANCIAL STATEMENTS........................................          15
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE
  INSURANCE COMPANY AND SEPARATE ACCOUNT VA-K...............         F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's
90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.


SERVICE OFFICE: se(2), Inc. (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675,
Telephone 1-800-533-7881.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company. Assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                               MAXIMUM
                                                               CHARGE
                                                              ---------
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn).....................    8.0%

TRANSFER CHARGE:............................................   None(2)

       -------------------------------

       (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from payments in the chronological order in which they were received.

COMPLETE YEARS FROM
DATE OF PAYMENT                                               CHARGE
-------------------                                          --------
Less than 2................................................    8.0%
Less than 3................................................    7.0%
Less than 4................................................    6.0%
Less than 5................................................    5.0%
Less than 6................................................    4.0%
Less than 7................................................    3.0%
Less than 8................................................    2.0%
Less than 9................................................    1.0%
Thereafter.................................................      0%

       (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

ANNUAL CONTRACT FEE:(1).....................................    $ 30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES
(on an annual basis as percentage of average daily net
assets)
    Mortality and Expense Risk Charge:......................    1.25%
    Administrative Expense Charge:..........................    0.20%
                                                              ------
    Total Annual Expenses:..................................    1.45%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:
    Enhanced Earnings Rider.................................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period(2).....................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period(2).................    0.15%

       -------------------------------

       (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.


       (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


The table below shows the minimum and maximum expenses of the Funds during 2012. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.



TOTAL ANNUAL FUND OPERATING
EXPENSES                                  MINIMUM                        MAXIMUM
---------------------------    -----------------------------  -----------------------------
Expenses that are deducted     Annual charge of 0.50%(1) of   Annual charge of 4.21%(2) of
from Underlying Fund assets,     average daily net assets       average daily net assets
including management fees,
distribution and/or service
(12b-1) fees and other
expenses.


------------------------

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time.


(1) Through September 30, 2013, the Advisor of this Fund has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.75% for Class A and 1.08% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.



(2) The Investment Adviser has voluntarily agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees.



HIGHEST AND LOWEST EXPENSES AFTER FEE REDUCTIONS AND EXPENSE
REIMBURSEMENTS. For the year ended December 31, 2012, the LOWEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 0.35%. The Investment Advisor has voluntarily agreed to waive a portions of the distribution and service plan fees attributable to the Fund through at least April 29, 2014. Prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees, but the waivers may be modified or terminated at any time without shareholder approval.



For the year ended December 31, 2012, the HIGHEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 1.71%. There is no expense reduction or waiver in place, respectively.


The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example also assumes that you have chosen the combination of optional riders with the maximum possible charges, which are the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   --------   --------   --------   --------
Fund with the maximum total operating expenses...   $1,329     $2,437     $3,436     $5,847


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   --------   --------   --------   --------
Fund with the maximum total operating expenses...    $617      $1,829     $3,012     $5,847


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:

                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   --------   --------   --------   --------
Fund with the minimum total operating expenses...    $945      $1,316     $1,578     $2,327

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:

                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   --------   --------   --------   --------
Fund with the minimum total operating expenses...    $203       $627      $1,078     $2,327

                          SUMMARY OF CONTRACT FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

WHAT IS THE COMMONWEALTH ANNUITY ADVANTAGE VARIABLE ANNUITY?

The Commonwealth Annuity Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;

    - Experienced professional investment advisers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase; and

    - Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30)--under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the Goldman Sachs VIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey (where not permitted by state law), you may withdraw money without surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

    - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied, decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5%; or

(c) the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400

The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company.


Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group. Goldman Sachs (together with the its employees) owns a total of approximately 25% of the outstanding ordinary shares of Global Atlantic Financial Group and unaffiliated investors, none of whom own more than 9.9%, own the remaining 75% of the outstanding ordinary shares. The registered office of Global Atlantic Financial Group is located at 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands.



Commonwealth Annuity are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE VARIABLE ACCOUNT. The Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Contract, units of the Sub-Accounts are offered on a continuous basis.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable

Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.


GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND--seeks to achieve investment results that approximate the performance of the GS Global Markets Index(TM).


GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.


GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND--seeks a high level of current income, consistent with safety of principal. This Fund was formerly known as Goldman Sachs VIT Government Income fund.


GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.


GOLDMAN SACHS VIT MONEY MARKET FUND--seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.


GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.


GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--seeks long-term growth of capital and dividend income.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
  SHARES)

ADVISER: INVESCO ADVISORS, INC.


INVESCO V.I. AMERICAN FRANCHISE FUND--The Fund's investment objective is to seek capital growth. This fund was formerly known as Invesco Van Kampen V.I. American Franchise Fund.



INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital.



INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is long-term growth of capital.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
  SHARES)

ADVISER: INVESCO ADVISORS, INC.


INVESCO V.I. MID CAP GROWTH FUND--The Fund's investment objective is to seek capital growth. This fund was formerly known as the Invesco Van Kampen V.I. Mid Cap Growth Fund.



INVESCO V.I. VALUE OPPORTUNITIES FUND--The Fund's investment objective is long-term growth of capital. This fund was formerly known as the Invesco Van Kampen V.I. Value Opportunities Fund.


BASIC VALUE FUND. ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
  (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP VALUE PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST

ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal.


DELAWARE VIP TRUST (SERVICE CLASS)

ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP SMID CAP GROWTH SERIES--seeks long-term capital appreciation.


DWS VARIABLE SERIES I

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS CAPITAL GROWTH VIP--The fund seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500-Registered Trademark- Index (generally 500 of the largest companies in the U.S.) or the Russell 1000-Registered Trademark- Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).

DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS LARGE CAP VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000-Registered Trademark- Value Index and that portfolio management believes are undervalued.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO--The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. Fidelity Investments Money Management, Inc., FMR Co., Inc., and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500-Registered Trademark- Index. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks a high level of current income, while also considering growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")

FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO--The fund seeks long-term capital appreciation. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO--The fund seeks to provide capital growth. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.

FIDELITY VIP MID CAP PORTFOLIO--The fund seeks long-term growth of capital.
FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO--The fund seeks capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC.-- FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND,
                           FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND,
AND
                           FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
ADVISER: FRANKLIN MUTUAL ADVISERS, LLC--FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stock.



FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.



FT VIP MUTUAL SHARES SECURITIES FUND--seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.



FT VIP TEMPLETON FOREIGN SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.


JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS)


ADVISER: MFS INVESTMENT MANAGEMENT


MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES--seeks total return.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES--seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)


ADVISER: OFI GLOBAL ASSET MANAGEMENT, INC
SUB-ADVISER: OPPENHEIMERFUNDS, INC.



OPPENHEIMER CAPITAL INCOME FUND/VA--seeks total return. This Fund was formerly known as Oppenheimer Balanced Fund/VA.



OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation.



OPPENHEIMER GLOBAL FUND/VA--seeks capital appreciation. This Fund was formerly known as Oppenheimer Global Securities Fund/VA.



OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--seeks total return.



OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA--seeks capital appreciation.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO--Long-term growth of capital.


PIONEER REAL ESTATE SHARES VCT PORTFOLIO--Long-term growth of capital. Current income is a secondary objective. AEW Capital Management, L.P., is a sub-adviser for the fund.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE ASSOCIATES, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-advisers are T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd.


                                     * * *


PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad- based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-account to Sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Sub-Account investing in the Goldman Sachs VIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Service Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office at Service Office, se2, an affiliate of Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Sub-Account investing in the Goldman Sachs VIT Government Income Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, HTTPS://CWANNUITY.SE2.COM.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.

The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Service Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 17 years, but a person who attains age 87 has a life expectancy of another
6.7 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b) gross payments compounded daily at the effective annual yield of 5%

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5%; or

(c) the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C--THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE--0 TO 70--If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE--71 TO 75--If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% X ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% X $85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund and the Rider will terminate.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, provide that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's
85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's
90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund and the Goldman Sachs VIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
     (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer- sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation

Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

    1. Optional Minimum Guaranteed Annuity Payout Rider
       (M-GAP) with a ten-year waiting period:                  0.25%

    2. Optional Minimum Guaranteed Annuity Payout Rider
       (M-GAP) with a fifteen-year waiting period:              0.15%


For more information about the M-GAP Rider, see "APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments--payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                                                    CHARGE AS PERCENTAGE OF
COMPLETE YEARS FROM DATE OF PAYMENT                 NEW PAYMENTS WITHDRAWN
-----------------------------------                 -----------------------
Less than 2.......................................             8%
Less than 3.......................................             7%
Less than 4.......................................             6%
Less than 5.......................................             5%
Less than 6.......................................             4%
Less than 7.......................................             3%
Less than 8.......................................             2%
Less than 9.......................................             1%
Thereafter........................................             0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4) other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1) any employee and director of the Company;

(2) any retiree who elected to retire on his/her retirement date;

(3) the immediate family members of those persons identified in (1) and
    (2) above residing in the same household; and

(4) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's
Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

    Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
               Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

    Where (2) is: 10% of the Accumulated Value as of the Valuation Date the
               Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

    Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](n/365)-1

    where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

          j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

          n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period;

and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Court of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is hearing a case on DOMA in 2013. Therefore, it is currently uncertain as to whether the spousal continuation provisions of this Contract will be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal, or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2,

    - received due to your disability,

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually,

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2,

    - received after your death or because of your disability, or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible,

    - "qualified distributions" from a Roth IRA are excludable from income,

    - mandatory distribution rules do not apply before death,

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

    - special eligibility requirements apply, and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES


1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES



While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



For 2013, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

2. MEDICARE TAX.



Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.



3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


5. FOREIGN TAX CREDITS


We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your 403(b) or qualified plan.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5) to change the methodology for determining the net investment factor;

(6) to change the names of the Variable Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions not to exceed 6.0% of payments to registered representatives who sold the contracts. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.

                                 LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT. Transfers to or from the Fixed Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                                                          WITHDRAWAL
                                         HYPOTHETICAL      WITHOUT       SURRENDER
                                         ACCUMULATED      SURRENDER        CHARGE     SURRENDER
CONTRACT YEAR                               VALUE       CHARGE AMOUNT    PERCENTAGE    CHARGE
-------------                            ------------   --------------   ----------   ---------
 1.....................................  $ 54,000.00      $ 5,400.00         8%       $3,888.00
 2.....................................    58,320.00        8,320.00         8%        4,000.00
 3.....................................    62,985.60       12,985.60         7%        3,500.00
 4.....................................    68,024.45       18,024.45         6%        3,000.00
 5.....................................    73,466.40       23,466.40         5%        2,500.00
 6.....................................    79,343.72       29,343.72         4%        2,000.00
 7.....................................    85,691.21       35,691.21         3%        1,500.00
 8.....................................    92,546.51       42,546.51         2%        1,000.00
 9.....................................    99,950.23       49,950.23         1%          500.00
10.....................................   107,946.25       57,946.25         0%            0.00

WITHDRAWALS--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

                                                          WITHDRAWAL
                           HYPOTHETICAL                    WITHOUT       SURRENDER
                           ACCUMULATED                    SURRENDER        CHARGE     SURRENDER
CONTRACT YEAR                 VALUE       WITHDRAWALS   CHARGE AMOUNT    PERCENTAGE    CHARGE
-------------              ------------   -----------   --------------   ----------   ---------
 1.......................   $54,000.00    $     0.00      $ 5,400.00         8%        $  0.00
 2.......................    58,320.00          0.00        8,320.00         8%           0.00
 3.......................    62,985.60          0.00       12,985.60         7%           0.00
 4.......................    68,024.45     30,000.00       18,024.45         6%         718.53
 5.......................    41,066.40     10,000.00        4,106.68         5%         294.67
 6.......................    33,551.72      5,000.00        3,355.17         4%          65.79
 7.......................    30,835.85     10,000.00        3,083.59         3%         207.49
 8.......................    22,502.72     15,000.00        2,250.27         2%         254.99
 9.......................     8,102.94          0.00          810.29         1%           0.00
10.......................     8,751.17          0.00        1,248.45         0%           0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](n/365)- 1

For purposes of the examples below:

    i = the guaranteed interest rate being credited to the guarantee period.

    j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

    n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.11)](2555/365)- 1

                                          =       (.97297)(7)- 1

                                          =       -.17452

The Market Value Adjustment               =       Maximum of the market value factor multiplied by
                                                  the withdrawal or the negative of the excess
                                                  interest earned over 3%

                                          =       Maximum (-.17452 X $62,985.60 or -$8,349.25)

                                          =       Maximum (-$10,992.38 or -$8,349.25) =
                                                  -$8,349.25

------------------------

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.10)](2555/365)- 1

                                          =       (.98182)(7)- 1

                                          =       -.12054

The Market Value Adjustment               =       the market value factor multiplied by the
                                                  withdrawal

                                          =       -.12054 X $62,985.60

                                          =       -$7,592.11

------------------------

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.05)](2555/365)- 1

                                          =       (1.02857)(7)- 1

                                          =       .21798

The Market Value Adjustment               =       Minimum of the market value factor multiplied by
                                                  the withdrawal or the excess interest earned
                                                  over 3%

                                          =       Minimum of (.21798 X $62,985.60 or $8,349.25)

                                          =       Minimum of ($13,729.78 or $8,349.25)

                                          =       $8,349.25

------------------------

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.07)](2555/365)- 1

                                          =       (1.00935)(7)- 1

                                          =       .06728

The Market Value Adjustment               =       the market value factor multiplied by the
                                                  withdrawal

                                          =       .06728 X $62,985.60

                                          =       $4,237.90

------------------------

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                      WITHDRAWAL
                       HYPOTHETICAL     MARKET                                                HYPOTHETICAL
                       ACCUMULATED       VALUE         DEATH         DEATH         DEATH         DEATH
CONTRACT YEAR             VALUE       ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
-------------          ------------   -----------   -----------   -----------   -----------   ------------
 1...................   $53,000.00      $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
 2...................    53,530.00       500.00      54,030.00     55,125.00     53,000.00      55,125.00
 3...................    58,883.00         0.00      58,883.00     57,881.25     55,125.00      58,883.00
 4...................    52,994.70       500.00      53,494.70     60,775.31     58,883.00      60,775.31
 5...................    58,294.17         0.00      58,294.17     63,814.08     60,775.31      63,814.08
 6...................    64,123.59       500.00      64,623.59     67,004.78     63,814.08      67,004.78
 7...................    70,535.95         0.00      70,535.95     70,355.02     67,004.78      70,535.95
 8...................    77,589.54       500.00      78,089.54     73,872.77     70,535.95      78,089.54
 9...................    85,348.49         0.00      85,348.49     77,566.41     78,089.54      85,348.49
10...................    93,883.34         0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                    WITHDRAWAL
                       HYPOTHETICAL                   MARKET                                                HYPOTHETICAL
                       ACCUMULATED                     VALUE         DEATH         DEATH         DEATH         DEATH
YEAR                      VALUE       WITHDRAWALS   ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
----                   ------------   -----------   -----------   -----------   -----------   -----------   ------------
 1...................   $53,000.00    $     0.00      $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
 2...................    53,530.00          0.00       500.00      54,030.00     55,125.00     53,000.00      55,125.00
 3...................     3,883.00     50,000.00         0.00       3,883.00      4,171.13      3,972.50       4,171.13
 4...................     3,494.70          0.00       500.00       3,994.70      4,379.68      4,171.13       4,379.68
 5...................     3,844.17          0.00         0.00       3,844.17      4,598.67      4,379.68       4,598.67
 6...................     4,228.59          0.00       500.00       4,728.59      4,828.60      4,598.67       4,828.60
 7...................     4,651.45          0.00         0.00       4,651.45      5,070.03      4,828.60       5,070.03
 8...................     5,116.59          0.00       500.00       5,616.59      5,323.53      5,070.03       5,616.59
 9...................     5,628.25          0.00         0.00       5,628.25      5,589.71      5,616.59       5,628.25
10...................       691.07      5,000.00         0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                                   HYPOTHETICAL
                                                    HYPOTHETICAL      MARKET
                                                    ACCUMULATED       VALUE       HYPOTHETICAL
YEAR                                                   VALUE        ADJUSTMENT    DEATH BENEFIT
----                                                ------------   ------------   -------------
 1................................................   $53,000.00      $  0.00       $53,000.00
 2................................................    53,530.00       500.00        54,030.00
 3................................................    58,883.00         0.00        58,883.00
 4................................................    52,994.70       500.00        53,494.70
 5................................................    58,294.17         0.00        58,294.17
 6................................................    64,123.59       500.00        64,623.59
 7................................................    70,535.95         0.00        70,535.95
 8................................................    77,589.54       500.00        78,089.54
 9................................................    85,348.49         0.00        85,348.49
10................................................    93,883.34         0.00        93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2012.


                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.514      2.385      2.258      1.998      2.217      2.107      2.051
  End of Period....................    2.644      2.514      2.385      2.258      1.998      2.217      2.107
Number of Units Outstanding at End
  of Period (in thousands).........   13,486     15,765     18,836     21,410     25,230     35,535     43,089

GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.358      3.348      2.956      2.376      3.842      3.702      3.253
  End of Period....................    3.823      3.358      3.348      2.956      2.376      3.842      3.702
Number of Units Outstanding at End
  of Period (in thousands).........   16,918     19,613     22,191     25,377     29,956     37,356     48,997

GOLDMAN SACHS VIT GLOBAL MARKETS
  NAVIGATOR FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.047        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........       10        N/A        N/A        N/A        N/A        N/A        N/A

GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    4.154      4.389      3.731      2.387      4.093      3.479      3.339
  End of Period....................    4.889      4.154      4.389      3.731      2.387      4.093      3.479
Number of Units Outstanding at End
  of Period (in thousands).........    6,560      7,385      8,745     10,148     12,410     15,605     21,026

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.044      1.995      1.959
  End of Period....................    2.051      2.044      1.995
Number of Units Outstanding at End
  of Period (in thousands).........   53,146     69,962     96,291
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.162      2.908      2.309
  End of Period....................    3.253      3.162      2.908
Number of Units Outstanding at End
  of Period (in thousands).........   66,358     86,857    112,918
GOLDMAN SACHS VIT GLOBAL MARKETS
  NAVIGATOR FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    2.954      2.527      1.835
  End of Period....................    3.339      2.954      2.527
Number of Units Outstanding at End
  of Period (in thousands).........   30,692     40,196     47,472

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT HIGH QUALITY
  FLOATING RATE FUND (SERVICE
  SHARES)
(NAME CHANGED FROM GOLDMAN SACHS
  VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES) ON APRIL 30,
  2013)
Unit Value:
  Beginning of Period..............    2.278      2.174      2.097      1.999      1.966      1.859      1.813
  End of Period....................    2.308      2.278      2.174      2.097      1.999      1.966      1.859
Number of Units Outstanding at End
  of Period (in thousands).........    7,815      9,208     12,089     13,502     17,980     21,540     25,119

GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.989      4.334      3.527      2.695      4.356      4.284      3.767
  End of Period....................    4.646      3.989      4.334      3.527      2.695      4.356      4.284
Number of Units Outstanding at End
  of Period (in thousands).........    7,939      9,291     10,849     13,005     15,595     20,393     26,246

GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.457      1.478      1.500      1.520      1.508      1.458      1.413
  End of Period....................    1.436      1.457      1.478      1.500      1.520      1.508      1.458
Number of Units Outstanding at End
  of Period (in thousands).........   16,132     18,260     21,625     22,501     31,904     33,323     38,290

GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS
  VIT CAPITAL GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    2.066      2.158      1.982      1.363      2.383      2.198      2.044
  End of Period....................    2.435      2.066      2.158      1.982      1.363      2.383      2.198
Number of Units Outstanding at End
  of Period (in thousands).........   20,317     23,167     26,381     30,601     36,291     44,312     56,681

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
GOLDMAN SACHS VIT HIGH QUALITY
  FLOATING RATE FUND (SERVICE
  SHARES)
(NAME CHANGED FROM GOLDMAN SACHS
  VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES) ON APRIL 30,
  2013)
Unit Value:
  Beginning of Period..............    1.811      1.800      1.796
  End of Period....................    1.813      1.811      1.800
Number of Units Outstanding at End
  of Period (in thousands).........   31,920     41,890     64,567
GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.566      3.032      2.223
  End of Period....................    3.767      3.566      3.032
Number of Units Outstanding at End
  of Period (in thousands).........   32,822     43,892     62,834
GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.396      1.403      1.413
  End of Period....................    1.413      1.396      1.403
Number of Units Outstanding at End
  of Period (in thousands).........   48,947     61,685     99,148
GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS
  VIT CAPITAL GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    1.931      1.824      1.466
  End of Period....................    2.044      1.931      1.824
Number of Units Outstanding at End
  of Period (in thousands).........   74,016    100,514    135,926

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.402      1.677      1.546      1.222      2.300      2.164      1.807
  End of Period....................    1.671      1.402      1.677      1.546      1.222      2.300      2.164
Number of Units Outstanding at End
  of Period (in thousands).........   14,436     16,723     18,878     21,903     26,553     33,576     43,581

GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.490      2.432      2.192      1.840      2.969      3.066      2.761
  End of Period....................    2.801      2.490      2.432      2.192      1.840      2.969      3.066
Number of Units Outstanding at End
  of Period (in thousands).........   14,660     16,435     19,032     21,814     25,317     31,767     40,398

AIM V.I. AGGRESSIVE GROWTH FUND
  (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON MAY 1, 2006; NAME
  CHANGE TO THE INVESCO V.I.
  CAPITAL APPRECIATION FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      0.724
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CORE STOCK FUND (SERIES I
  SHARES)
(MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES) ON
  MAY 1, 2006; NAME CHANGE TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      0.700
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.632      1.446      1.149
  End of Period....................    1.807      1.632      1.446
Number of Units Outstanding at End
  of Period (in thousands).........   67,004     89,898    123,218
GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.643      2.429      1.930
  End of Period....................    2.761      2.643      2.429
Number of Units Outstanding at End
  of Period (in thousands).........   49,770     66,133     89,100
AIM V.I. AGGRESSIVE GROWTH FUND
  (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON MAY 1, 2006; NAME
  CHANGE TO THE INVESCO V.I.
  CAPITAL APPRECIATION FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    0.695      0.631      0.505
  End of Period....................    0.724      0.695      0.631
Number of Units Outstanding at End
  of Period (in thousands).........   23,935     33,515     45,341
AIM V.I. CORE STOCK FUND (SERIES I
  SHARES)
(MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES) ON
  MAY 1, 2006; NAME CHANGE TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    0.672      0.645      0.523
  End of Period....................    0.700      0.672      0.645
Number of Units Outstanding at End
  of Period (in thousands).........   16,096     23,037     31,971

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
AIM V.I. BLUE CHIP FUND (SERIES I
  SHARES)
(MERGED INTO THE AIM V.I. LARGE CAP
  GROWTH FUND (SERIES I SHARES) ON
  JUNE 12, 2006; NAME CHANGED TO
  THE INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES) ON
  APRIL 30, 2010; NAME CHANGED TO
  THE INVESCO VAN KAMPEN V.I.
  CAPITAL GROWTH FUND (SERIES I
  SHARES) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      0.811
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
  (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES) ON
  MAY 1, 2006; NAME CHANGED TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      0.700
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT CORE EQUITY FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CORE(SM) U.S. EQUITY FUND ON
  JANUARY 9, 2006; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRUCTURED
  U.S. EQUITY FUND (SERVICE SHARES)
  ON MAY 1, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      2.761
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT EQUITY INDEX FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  EQUITY INDEX FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      3.253
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
AIM V.I. BLUE CHIP FUND (SERIES I
  SHARES)
(MERGED INTO THE AIM V.I. LARGE CAP
  GROWTH FUND (SERIES I SHARES) ON
  JUNE 12, 2006; NAME CHANGED TO
  THE INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES) ON
  APRIL 30, 2010; NAME CHANGED TO
  THE INVESCO VAN KAMPEN V.I.
  CAPITAL GROWTH FUND (SERIES I
  SHARES) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    0.795      0.771      0.625
  End of Period....................    0.811      0.795      0.771
Number of Units Outstanding at End
  of Period (in thousands).........    4,592      5,239      5,538
AIM V.I. PREMIER EQUITY FUND
  (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES) ON
  MAY 1, 2006; NAME CHANGED TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    0.672      0.645      0.523
  End of Period....................    0.700      0.672      0.645
Number of Units Outstanding at End
  of Period (in thousands).........   16,096     23,037     31,971
AIT CORE EQUITY FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CORE(SM) U.S. EQUITY FUND ON
  JANUARY 9, 2006; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRUCTURED
  U.S. EQUITY FUND (SERVICE SHARES)
  ON MAY 1, 2006)
Unit Value:
  Beginning of Period..............    2.643      2.429      1.930
  End of Period....................    2.761      2.643      2.429
Number of Units Outstanding at End
  of Period (in thousands).........   49,040     66,133     89,100
AIT EQUITY INDEX FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  EQUITY INDEX FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............    3.162      2.908      2.309
  End of Period....................    3.253      3.162      2.908
Number of Units Outstanding at End
  of Period (in thousands).........   66,358     86,857    112,918

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
AIT GOVERNMENT BOND FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  GOVERNMENT INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      1.813
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT MONEY MARKET FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  MONEY MARKET FUND (SERVICE
  SHARES) JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      1.413
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT AGGRESSIVE GROWTH FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH
  FUND (SERVICE SHARES) ON
  APRIL 17, 2003; NAME CHANGED TO
  THE GOLDMAN SACHS VIT CAPITAL
  GROWTH FUND (SERVICE SHARES) ON
  JANUARY 9, 2006; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT CAPITAL APPRECIATION
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  GROWTH OPPORTUNITIES FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      3.339
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
AIT GOVERNMENT BOND FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  GOVERNMENT INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............    1.811      1.800      1.796
  End of Period....................    1.813      1.811      1.800
Number of Units Outstanding at End
  of Period (in thousands).........   31,920     41,890     64,567
AIT MONEY MARKET FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  MONEY MARKET FUND (SERVICE
  SHARES) JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............    1.396      1.403      1.413
  End of Period....................    1.413      1.396      1.403
Number of Units Outstanding at End
  of Period (in thousands).........   48,947     61,685     99,148
AIT SELECT AGGRESSIVE GROWTH FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH
  FUND (SERVICE SHARES) ON
  APRIL 17, 2003; NAME CHANGED TO
  THE GOLDMAN SACHS VIT CAPITAL
  GROWTH FUND (SERVICE SHARES) ON
  JANUARY 9, 2006; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A      1.382
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
AIT SELECT CAPITAL APPRECIATION
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  GROWTH OPPORTUNITIES FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006)
Unit Value:
  Beginning of Period..............    2.954      2.527      1.835
  End of Period....................    3.339      2.954      2.527
Number of Units Outstanding at End
  of Period (in thousands).........   30,692     40,196     47,472

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
AIT SELECT EMERGING MARKETS
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT
  INTERNATIONAL EQUITY (SERVICE
  SHARES) ON APRIL 30, 2003; MERGED
  INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006; NAME CHANGED TO THE GOLDMAN
  SACHS VIT STRATEGIC INTERNATIONAL
  EQUITY FUND (SERVICE SHARES) ON
  APRIL 30, 2007)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT GROWTH FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CAPITAL GROWTH FUND (SERVICE
  SHARES) ON JANUARY 9, 2006; NAME
  CHANGED TO THE GSVIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      2.044
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT GROWTH & INCOME FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  APRIL 25, 2003; MERGED INTO THE
  GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006; NAME CHANGED TO THE GOLDMAN
  SACHS VIT STRATEGIC INTERNATIONAL
  EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      1.807
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
AIT SELECT EMERGING MARKETS
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT
  INTERNATIONAL EQUITY (SERVICE
  SHARES) ON APRIL 30, 2003; MERGED
  INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006; NAME CHANGED TO THE GOLDMAN
  SACHS VIT STRATEGIC INTERNATIONAL
  EQUITY FUND (SERVICE SHARES) ON
  APRIL 30, 2007)
Unit Value:
  Beginning of Period..............      N/A        N/A      0.586
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
AIT SELECT GROWTH FUND (SERVICE
  SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CAPITAL GROWTH FUND (SERVICE
  SHARES) ON JANUARY 9, 2006; NAME
  CHANGED TO THE GSVIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    1.931      1.824      1.466
  End of Period....................    2.044      1.931      1.824
Number of Units Outstanding at End
  of Period (in thousands).........   74,016    100,514    135,926
AIT SELECT GROWTH & INCOME FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  APRIL 25, 2003; MERGED INTO THE
  GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A      1.491
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A
AIT SELECT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006; NAME CHANGED TO THE GOLDMAN
  SACHS VIT STRATEGIC INTERNATIONAL
  EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period..............    1.632      1.446      1.149
  End of Period....................    1.807      1.632      1.446
Number of Units Outstanding at End
  of Period (in thousands).........   67,004     89,898    123,218

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CORE FIXED INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      2.051
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC GROWTH FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH
  FUND (SERVICE SHARES) ON
  APRIL 17 2003; MERGED INTO THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2009; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
  (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  MID CAP VALUE FUND (SERVICE
  SHARES) ON JANUARY 9, 2009)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT
  INVESTMENT GRADE INCOME FUND
  (SERVICE SHARES) ON APRIL 22,
  2003; MERGED INTO THE GOLDMAN
  SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
  FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  CORE FIXED INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............    2.044      1.995      1.959
  End of Period....................    2.051      2.044      1.995
Number of Units Outstanding at End
  of Period (in thousands).........   53,146     69,962     96,291
AIT SELECT STRATEGIC GROWTH FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH
  FUND (SERVICE SHARES) ON
  APRIL 17 2003; MERGED INTO THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2009; NAME CHANGED TO
  THE GOLDMAN SACHS VIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A      0.255
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
  (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT
  MID CAP VALUE FUND (SERVICE
  SHARES) ON JANUARY 9, 2009)
Unit Value:
  Beginning of Period..............    3.566      3.032      2.223
  End of Period....................    3.767      3.566      3.032
Number of Units Outstanding at End
  of Period (in thousands).........   32,822     43,892     62,834
AIT SELECT STRATEGIC INCOME FUND
  (SERVICE SHARES)
(MERGED INTO THE AIT SELECT
  INVESTMENT GRADE INCOME FUND
  (SERVICE SHARES) ON APRIL 22,
  2003; MERGED INTO THE GOLDMAN
  SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006)
Unit Value:
  Beginning of Period..............      N/A        N/A      1.111
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.124      1.076      0.968      0.816      1.396      1.351      1.172
  End of Period....................    1.299      1.124      1.076      0.968      0.816      1.396      1.351
Number of Units Outstanding at End
  of Period (in thousands).........   11,610     12,978     16,216     19,640     24,100     32,141     42,209

ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.596      0.626      0.578      0.428      0.721      0.644      0.658
  End of Period....................    0.682      0.596      0.626      0.578      0.428      0.721      0.644
Number of Units Outstanding at End
  of Period (in thousands).........   13,649     16,454     19,756     23,019     29,012     40,336     55,573

ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.593      1.769      1.418      1.009      1.593      1.592      1.415
  End of Period....................    1.860      1.593      1.769      1.418      1.009      1.593      1.592
Number of Units Outstanding at End
  of Period (in thousands).........    2,577      3,196      3,514      4,131      4,626      5,674      6,563

ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.006      1.061      0.966      0.810      1.393      1.475      1.237
  End of Period....................    1.145      1.006      1.061      0.966      0.810      1.393      1.475
Number of Units Outstanding at End
  of Period (in thousands).........      833      1,159      1,334      1,597      1,867      2,492      3,145

DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..............    2.463      2.921      2.672      2.013      3.547      3.420      2.808
  End of Period....................    2.796      2.463      2.921      2.672      2.013      3.547      3.420
Number of Units Outstanding at End
  of Period (in thousands).........    5,161      5,857      6,574      7,713      9,295     11,983     15,137

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.137      1.037      0.796
  End of Period....................    1.172      1.137      1.037
Number of Units Outstanding at End
  of Period (in thousands).........   48,414     65,504     85,680
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.581      0.544      0.448
  End of Period....................    0.658      0.581      0.544
Number of Units Outstanding at End
  of Period (in thousands).........   76,799    102,546    142,071
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.346      1.147      0.826
  End of Period....................    1.415      1.346      1.147
Number of Units Outstanding at End
  of Period (in thousands).........    6,354      7,193      7,124
ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.190      1.065      0.841
  End of Period....................    1.237      1.190      1.065
Number of Units Outstanding at End
  of Period (in thousands).........    4,468      4,632      5,041
DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..............    2.524      2.103      1.488
  End of Period....................    2.808      2.524      2.103
Number of Units Outstanding at End
  of Period (in thousands).........   18,929     22,097     28,413

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)
(NAME CHANGED FROM THE DELAWARE VIP
  GROWTH OPPORTUNITIES SERIES
  (SERVICE CLASS) ON MARCH 22,
  2010)
Unit Value:
  Beginning of Period..............    1.225      1.152      0.859      0.601      1.029      0.926      0.886
  End of Period....................    1.336      1.225      1.152      0.859      0.601      1.029      0.926
Number of Units Outstanding at End
  of Period (in thousands).........    2,822      2,636      2,809      3,101      3,411      4,013      5,306

DWS CAPITAL GROWTH VIP (CLASS A)
(DWS TECHNOLOGY VIP (CLASS A)
  MERGED INTO THIS FUND ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    0.470        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.537      0.470        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    4,750      5,561        N/A        N/A        N/A        N/A        N/A

DWS DREMAN FINANCIAL SERVICES VIP
  (CLASS A)
(MERGED INTO THE DWS DREMAN HIGH
  RETURN EQUITY SERVICES VIP
  (CLASS A) ON SEPTEMBER 15, 2006;
  NAME CHANGED TO THE DWS STRATEGIC
  VALUE VIP (CLASS A) ON JUNE 1,
  2009; NAME CHANGED TO THE DWS
  LARGE CAP VALUE VIP (CLASS A) ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

DWS LARGE CAP VALUE VIP (CLASS A)
(DWS STRATEGIC VALUE VIP (CLASS A)
  MERGED INTO THIS FUND ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    1.111        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.202      1.111        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      807        849        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)
(NAME CHANGED FROM THE DELAWARE VIP
  GROWTH OPPORTUNITIES SERIES
  (SERVICE CLASS) ON MARCH 22,
  2010)
Unit Value:
  Beginning of Period..............    0.809      0.732      0.527
  End of Period....................    0.886      0.809      0.732
Number of Units Outstanding at End
  of Period (in thousands).........    7,033      9,689     13,379
DWS CAPITAL GROWTH VIP (CLASS A)
(DWS TECHNOLOGY VIP (CLASS A)
  MERGED INTO THIS FUND ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
DWS DREMAN FINANCIAL SERVICES VIP
  (CLASS A)
(MERGED INTO THE DWS DREMAN HIGH
  RETURN EQUITY SERVICES VIP
  (CLASS A) ON SEPTEMBER 15, 2006;
  NAME CHANGED TO THE DWS STRATEGIC
  VALUE VIP (CLASS A) ON JUNE 1,
  2009; NAME CHANGED TO THE DWS
  LARGE CAP VALUE VIP (CLASS A) ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............
  End of Period....................
Number of Units Outstanding at End
  of Period (in thousands).........
DWS LARGE CAP VALUE VIP (CLASS A)
(DWS STRATEGIC VALUE VIP (CLASS A)
  MERGED INTO THIS FUND ON
  APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
DWS STRATEGIC VALUE VIP (CLASS A)
(MERGED INTO THE DWS LARGE CAP
  VALUE VIP (CLASS A) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............      N/A      1.123      1.013      0.820      1.541      1.593      1.412
  End of Period....................      N/A        N/A      1.123      1.013      0.820      1.541      1.593
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      1,036      1,191      1,415      1,861      2,631

DWS TECHNOLOGY VIP (CLASS A)
(MERGED INTO THE DWS CAPITAL GROWTH
  VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A      0.500      0.427      0.270      0.510      0.453      0.456
  End of Period....................      N/A        N/A      0.500      0.427      0.270      0.510      0.453
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      6,419      7,333      8,137     10,107     14,478

EATON VANCE VT FLOATING-RATE INCOME
  FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS
  OR TRANSFERS ON NOVEMBER 15,
  2010)
Unit Value:
  Beginning of Period..............    1.206      1.194      1.110      0.780      1.087      1.085      1.044
  End of Period....................    1.276      1.206      1.194      1.110      0.780      1.087      1.085
Number of Units Outstanding at End
  of Period (in thousands).........    3,168      4,154      3,744      3,475      2,972      4,733      6,715

FIDELITY VIP ASSET MANAGER(SM)
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.181      2.271      2.017      1.585      2.257      1.982      1.874
  End of Period....................    2.418      2.181      2.271      2.017      1.585      2.257      1.982
Number of Units Outstanding at End
  of Period (in thousands).........    5,590      6,496      7,258      9,042      9,493     11,467     14,627

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
DWS STRATEGIC VALUE VIP (CLASS A)
(MERGED INTO THE DWS LARGE CAP
  VALUE VIP (CLASS A) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............    1.433      1.299      1.028
  End of Period....................    1.412      1.433      1.299
Number of Units Outstanding at End
  of Period (in thousands).........    4,114      5,807      7,711
DWS TECHNOLOGY VIP (CLASS A)
(MERGED INTO THE DWS CAPITAL GROWTH
  VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    0.446      0.444      0.307
  End of Period....................    0.456      0.446      0.444
Number of Units Outstanding at End
  of Period (in thousands).........   19,054     29,415     36,309
EATON VANCE VT FLOATING-RATE INCOME
  FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS
  OR TRANSFERS ON NOVEMBER 15,
  2010)
Unit Value:
  Beginning of Period..............    1.020      1.006      0.992
  End of Period....................    1.044      1.020      1.006
Number of Units Outstanding at End
  of Period (in thousands).........    6,972      8,142      6,745
FIDELITY VIP ASSET MANAGER(SM)
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.828      1.759      1.513
  End of Period....................    1.874      1.828      1.759
Number of Units Outstanding at End
  of Period (in thousands).........   18,873     25,020     30,953

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.468      1.532      1.329      0.996      1.763      1.525      1.389
  End of Period....................    1.680      1.468      1.532      1.329      0.996      1.763      1.525
Number of Units Outstanding at End
  of Period (in thousands).........    8,713     10,868     12,554     14,305     17,306     20,729     26,940

FIDELITY VIP EQUITY-INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.813      3.831      3.376      2.631      4.656      4.653      3.928
  End of Period....................    4.408      3.813      3.831      3.376      2.631      4.656      4.653
Number of Units Outstanding at End
  of Period (in thousands).........   15,181     17,546     20,448     23,529     27,981     35,001     44,306

FIDELITY VIP GROWTH PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.472      3.516      2.873      2.272      4.365      3.488      3.313
  End of Period....................    3.924      3.472      3.516      2.873      2.272      4.365      3.488
Number of Units Outstanding at End
  of Period (in thousands).........   14,324     16,077     18,482     21,886     25,449     30,358     39,741

FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.800      0.796      0.654      0.456      1.032      0.852      0.823
  End of Period....................    0.941      0.800      0.796      0.654      0.456      1.032      0.852
Number of Units Outstanding at End
  of Period (in thousands).........    3,184      2,473      2,600      2,494      2,743      2,892      3,464

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.208      1.064      0.843
  End of Period....................    1.389      1.208      1.064
Number of Units Outstanding at End
  of Period (in thousands).........   29,669     28,056     25,489
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.765      3.426      2.667
  End of Period....................    3.928      3.765      3.426
Number of Units Outstanding at End
  of Period (in thousands).........   58,900     77,753    103,116
FIDELITY VIP GROWTH PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.177      3.119      2.382
  End of Period....................    3.313      3.177      3.119
Number of Units Outstanding at End
  of Period (in thousands).........   55,169     74,506     95,952
FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.768      0.729      0.572
  End of Period....................    0.823      0.768      0.729
Number of Units Outstanding at End
  of Period (in thousands).........    4,224      6,851      8,315

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP HIGH INCOME PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.841      2.771      2.470      1.741      2.355      2.325      2.121
  End of Period....................    3.198      2.841      2.771      2.470      1.741      2.355      2.325
Number of Units Outstanding at End
  of Period (in thousands).........    6,327      6,876      7,806      9,106     10,768     14,775     18,468

FIDELITY VIP MID CAP PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.917      2.182      1.722      1.251      2.101      1.849      1.669
  End of Period....................    2.165      1.917      2.182      1.722      1.251      2.101      1.849
Number of Units Outstanding at End
  of Period (in thousands).........    2,462      3,236      3,972      4,597      6,243      7,819     12,512

FIDELITY VIP OVERSEAS PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.947      2.386      2.140      1.716      3.099      2.680      2.303
  End of Period....................    2.317      1.947      2.386      2.140      1.716      3.099      2.680
Number of Units Outstanding at End
  of Period (in thousands).........    6,755      7,351      8,148      9,536     11,299     13,297     16,512

FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.296      1.445      1.161      0.750      1.561      1.503      1.314
  End of Period....................    1.622      1.296      1.445      1.161      0.750      1.561      1.503
Number of Units Outstanding at End
  of Period (in thousands).........    1,072      1,235      1,469      2,056      1,887      2,502      2,937

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
FIDELITY VIP HIGH INCOME PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.096      1.940      1.547
  End of Period....................    2.121      2.096      1.940
Number of Units Outstanding at End
  of Period (in thousands).........   23,701     31,613     42,370
FIDELITY VIP MID CAP PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.435      1.168      0.857
  End of Period....................    1.669      1.435      1.168
Number of Units Outstanding at End
  of Period (in thousands).........   14,845     11,728      9,987
FIDELITY VIP OVERSEAS PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.963      1.753      1.241
  End of Period....................    2.303      1.963      1.753
Number of Units Outstanding at End
  of Period (in thousands).........   20,504     27,367     35,468
FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.302      1.161      0.748
  End of Period....................    1.314      1.302      1.161
Number of Units Outstanding at End
  of Period (in thousands).........    4,078      5,714      6,841

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.206      1.195      1.039      0.833      1.303      1.373      1.194
  End of Period....................    1.334      1.206      1.195      1.039      0.833      1.303      1.373
Number of Units Outstanding at End
  of Period (in thousands).........    2,012      1,687      1,402      1,480      1,881      3,026      3,394

FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.094      1.127      1.025      0.801      1.242      1.186      1.086
  End of Period....................    1.211      1.094      1.127      1.025      0.801      1.242      1.186
Number of Units Outstanding at End
  of Period (in thousands).........      400        481        609        743      1,024      1,381      1,663

FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.854      0.911      0.724      0.512      0.903      0.824      0.769
  End of Period....................    0.933      0.854      0.911      0.724      0.512      0.903      0.824
Number of Units Outstanding at End
  of Period (in thousands).........    9,536     10,923     13,175     15,939     19,624     25,735     39,206

FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.233      1.264      1.154      0.929      1.498      1.469      1.259
  End of Period....................    1.388      1.233      1.264      1.154      0.929      1.498      1.469
Number of Units Outstanding at End
  of Period (in thousands).........    2,123      2,796      3,177      4,138      4,067      4,789      5,495

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.170      1.073      0.867
  End of Period....................    1.194      1.170      1.073
Number of Units Outstanding at End
  of Period (in thousands).........    4,736      6,197      6,133
FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.090      1.025      0.819
  End of Period....................    1.086      1.090      1.025
Number of Units Outstanding at End
  of Period (in thousands).........    2,261      2,580      2,074
FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.745      0.678      0.501
  End of Period....................    0.769      0.745      0.678
Number of Units Outstanding at End
  of Period (in thousands).........   45,151     55,170     76,438
FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.156      1.041      0.844
  End of Period....................    1.259      1.156      1.041
Number of Units Outstanding at End
  of Period (in thousands).........    5,103      5,702      5,848

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.318      1.496      1.401      1.037      1.765      1.551      1.296
  End of Period....................    1.536      1.318      1.496      1.401      1.037      1.765      1.551
Number of Units Outstanding at End
  of Period (in thousands).........    3,374      3,692      4,393      5,181      6,468      8,590     11,597

INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CAPITAL APPRECIATION FUND
  (SERIES I SHARES) ON APRIL 30,
  2010; MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 27,
  2012)
Unit Value:
  Beginning of Period..............    0.601      0.663      0.582      0.488      0.861      0.780      0.724
  End of Period....................      N/A      0.601      0.663      0.582      0.488      0.861      0.780
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      6,180      7,226      8,576     10,126     12,899     16,500

INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CAPITAL DEVELOPMENT FUND
  (SERIES II SHARES) ON APRIL 30,
  2010; MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES II SHARES) ON APRIL 27,
  2012)
Unit Value:
  Beginning of Period..............    1.170      1.282      1.098      0.784      1.506      1.382      1.206
  End of Period....................      N/A      1.170      1.282      1.098      0.784      1.506      1.382
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        281        337        423        517        625        756

INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CORE EQUITY FUND (SERIES I
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    0.784      0.796      0.737      0.583      0.847      0.795      0.700
  End of Period....................    0.880      0.784      0.796      0.737      0.583      0.847      0.795
Number of Units Outstanding at End
  of Period (in thousands).........    5,365      4,867      5,585      7,125      8,835      9,093     11,112

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.194      1.022      0.784
  End of Period....................    1.296      1.194      1.022
Number of Units Outstanding at End
  of Period (in thousands).........   13,063     17,180     24,466
INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CAPITAL APPRECIATION FUND
  (SERIES I SHARES) ON APRIL 30,
  2010; MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 27,
  2012)
Unit Value:
  Beginning of Period..............    0.695      0.631      0.505
  End of Period....................    0.724      0.695      0.631
Number of Units Outstanding at End
  of Period (in thousands).........   23,935     33,515     45,341
INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CAPITAL DEVELOPMENT FUND
  (SERIES II SHARES) ON APRIL 30,
  2010; MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES II SHARES) ON APRIL 27,
  2012)
Unit Value:
  Beginning of Period..............    1.120      0.986      0.741
  End of Period....................    1.206      1.120      0.986
Number of Units Outstanding at End
  of Period (in thousands).........      930      1,348      1,884
INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  CORE EQUITY FUND (SERIES I
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    0.672      0.645      0.523
  End of Period....................    0.700      0.672      0.645
Number of Units Outstanding at End
  of Period (in thousands).........   16,096     23,037     31,971

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I.
  GLOBAL HEALTH CARE FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    1.093      1.067      1.028      0.817      1.161      1.054      1.016
  End of Period....................    1.302      1.093      1.067      1.028      0.817      1.161      1.054
Number of Units Outstanding at End
  of Period (in thousands).........    2,864      2,583      3,052      3,481      4,470      5,729      7,843

INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  LARGE CAP GROWTH FUND (SERIES I
  SHARES) ON APRIL 30, 2010; MERGED
  INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............      N/A      0.858      0.742      0.598      0.983      0.862      0.811
  End of Period....................      N/A        N/A      0.858      0.742      0.598      0.983      0.862
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      1,501      1,813      2,265      3,044      3,685

INVESCO V.I. AMERICAN FRANCHISE
  FUND (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH
  SERIES (SERIES I SHARES) MERGED
  INTO THIS FUND ON APRIL 29, 2011;
  INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES) MERGED
  INTO THIS FUND ON APRIL 27, 2012;
  NAME CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 30,
  2012; NAME CHANGED FROM THE
  INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  ON MAY 1, 2013
Unit Value:
  Beginning of Period..............    0.795        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.891      0.795        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    5,025      1,175        N/A        N/A        N/A        N/A        N/A

INVESCO V.I. MID CAP GROWTH FUND
  (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES) MERGED
  INTO THIS FUND ON APRIL 27, 2012;
  NAME CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES II SHARES) ON MAY 1,
  2013)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.290        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      248        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I.
  GLOBAL HEALTH CARE FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    0.953      0.899      0.714
  End of Period....................    1.016      0.953      0.899
Number of Units Outstanding at End
  of Period (in thousands).........   10,501     14,795     18,782
INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I.
  LARGE CAP GROWTH FUND (SERIES I
  SHARES) ON APRIL 30, 2010; MERGED
  INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............    0.795      0.771      0.625
  End of Period....................    0.811      0.795      0.771
Number of Units Outstanding at End
  of Period (in thousands).........    4,592      5,239      5,538
INVESCO V.I. AMERICAN FRANCHISE
  FUND (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH
  SERIES (SERIES I SHARES) MERGED
  INTO THIS FUND ON APRIL 29, 2011;
  INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES) MERGED
  INTO THIS FUND ON APRIL 27, 2012;
  NAME CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 30,
  2012; NAME CHANGED FROM THE
  INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  ON MAY 1, 2013
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
INVESCO V.I. MID CAP GROWTH FUND
  (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES) MERGED
  INTO THIS FUND ON APRIL 27, 2012;
  NAME CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES II SHARES) ON MAY 1,
  2013)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
INVESCO V.I. VALUE OPPORTUNITIES
  FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I.
  BASIC VALUE FUND (SERIES II
  SHARES) ON APRIL 30, 2010; NAME
  CHANGED FROM THE INVESCO V.I.
  BASIC VALUE FUND (SERIES II
  SHARES) ON APRIL 30, 2012; NAME
  CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. VALUE OPPORTUNITIES
  FUND (SERIES II SHARES) ON
  MAY 1, 2013)
Unit Value:
  Beginning of Period..............    0.870      0.914      0.867      0.595      1.256      1.258      1.130
  End of Period....................    1.009      0.870      0.914      0.867      0.595      1.256      1.258
Number of Units Outstanding at End
  of Period (in thousands).........    3,290      5,419      6,505      7,807      8,827     11,894     16,946

JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A      0.786      0.575      0.993      0.929      0.875
  End of Period....................      N/A        N/A        N/A      0.786      0.575      0.993      0.929
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A      9,066     11,703     15,236     20,104

JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.643      0.691      0.614      0.458      0.772      0.929      0.623
  End of Period....................    0.750      0.643      0.691      0.614      0.458      0.772      0.929
Number of Units Outstanding at End
  of Period (in thousands).........    6,403      7,922      9,340     10,596     13,232     16,567     20,104

MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.929      1.004      0.789      0.567      1.188      1.101      1.092
  End of Period....................    1.066      0.929      1.004      0.789      0.567      1.188      1.101
Number of Units Outstanding at End
  of Period (in thousands).........      439        612        740        732        968      1,315      1,938

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
INVESCO V.I. VALUE OPPORTUNITIES
  FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I.
  BASIC VALUE FUND (SERIES II
  SHARES) ON APRIL 30, 2010; NAME
  CHANGED FROM THE INVESCO V.I.
  BASIC VALUE FUND (SERIES II
  SHARES) ON APRIL 30, 2012; NAME
  CHANGED FROM THE INVESCO VAN
  KAMPEN V.I. VALUE OPPORTUNITIES
  FUND (SERIES II SHARES) ON
  MAY 1, 2013)
Unit Value:
  Beginning of Period..............    1.088      0.996      0.758
  End of Period....................    1.130      1.088      0.996
Number of Units Outstanding at End
  of Period (in thousands).........   43,925     58,754     83,127
JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    0.792      0.719      0.591
  End of Period....................    0.875      0.792      0.719
Number of Units Outstanding at End
  of Period (in thousands).........   24,143     28,738     35,925
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.608      0.592      0.457
  End of Period....................    0.623      0.608      0.592
Number of Units Outstanding at End
  of Period (in thousands).........   29,575     41,458     55,756
MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.077      0.956      0.710
  End of Period....................    1.092      1.077      0.956
Number of Units Outstanding at End
  of Period (in thousands).........    3,638      5,322      6,591

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.350      1.530      1.142      0.711      1.194      1.184      1.064
  End of Period....................    1.608      1.350      1.530      1.142      0.711      1.194      1.184
Number of Units Outstanding at End
  of Period (in thousands).........    1,738      1,987      2,085      1,848      1,703      1,453      1,689

MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.256      1.255      1.161      1.001      1.308      1.277      1.161
  End of Period....................    1.373      1.256      1.255      1.161      1.001      1.308      1.277
Number of Units Outstanding at End
  of Period (in thousands).........    2,858      4,073      4,639      5,060      4,968      6,496      8,343

MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    2.512      2.393      2.140      1.634      2.666      2.121      1.643
  End of Period....................    2.803      2.512      2.393      2.140      1.634      2.666      2.121
Number of Units Outstanding at End
  of Period (in thousands).........    1,198      1,281      1,427      1,598      2,600      3,043      3,173

OPPENHEIMER CAPITAL INCOME FUND/VA
  (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER
  BALANCED FUND/VA (SERVICE SHARES)
  ON APRIL 30, 2013)
Unit Value:
  Beginning of Period..............    0.993      1.004      0.904      0.754      1.357      1.331      1.218
  End of Period....................    1.097      0.993      1.004      0.904      0.754      1.357      1.331
Number of Units Outstanding at End
  of Period (in thousands).........      796      1,692      1,753      1,978      1,469      2,111      2,466

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.028      0.982      0.747
  End of Period....................    1.064      1.028      0.982
Number of Units Outstanding at End
  of Period (in thousands).........    1,933      2,682      3,162
MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.148      1.049      0.918
  End of Period....................    1.161      1.148      1.049
Number of Units Outstanding at End
  of Period (in thousands).........   12,045     13,135     13,765
MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.430      1.118      0.837
  End of Period....................    1.643      1.430      1.118
Number of Units Outstanding at End
  of Period (in thousands).........    3,396      1,985      1,385
OPPENHEIMER CAPITAL INCOME FUND/VA
  (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER
  BALANCED FUND/VA (SERVICE SHARES)
  ON APRIL 30, 2013)
Unit Value:
  Beginning of Period..............    1.192      1.102      0.897
  End of Period....................    1.218      1.192      1.102
Number of Units Outstanding at End
  of Period (in thousands).........    3,166      3,287      3,284

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.040      1.070      0.994      0.700      1.307      1.165      1.098
  End of Period....................    1.166      1.040      1.070      0.994      0.700      1.307      1.165
Number of Units Outstanding at End
  of Period (in thousands).........    1,350      1,578      1,919      2,468      3,769      3,699      5,135

OPPENHEIMER GLOBAL FUND/VA (SERVICE
  SHARES)
(NAME CHANGED FROM OPPENHEIMER
  GLOBAL SECURITIES FUND/VA
  (SERVICE SHARES) ON APRIL 30,
  2013)
Unit Value:
  Beginning of Period..............    1.432      1.589      1.393      1.015      1.725      1.650      1.427
  End of Period....................    1.707      1.432      1.589      1.393      1.015      1.725      1.650
Number of Units Outstanding at End
  of Period (in thousands).........    2,060      2,556      3,136      3,772      3,949      5,781      7,116

OPPENHEIMER GLOBAL STRATEGIC INCOME
  FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES) MERGED INTO THIS
  FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.421        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    3,227        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL
  STRATEGIC INCOME FUND/VA (SERVICE
  SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..............    0.373      0.388      0.344      0.277      1.313      1.338      1.243
  End of Period....................      N/A      0.373      0.388      0.344      0.277      1.313      1.338
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      3,616      4,601      4,740      4,093      4,343      5,449

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.062      1.011      0.785
  End of Period....................    1.098      1.062      1.011
Number of Units Outstanding at End
  of Period (in thousands).........    7,117      9,180      9,294
OPPENHEIMER GLOBAL FUND/VA (SERVICE
  SHARES)
(NAME CHANGED FROM OPPENHEIMER
  GLOBAL SECURITIES FUND/VA
  (SERVICE SHARES) ON APRIL 30,
  2013)
Unit Value:
  Beginning of Period..............    1.269      1.084      0.770
  End of Period....................    1.427      1.269      1.084
Number of Units Outstanding at End
  of Period (in thousands).........    8,504      8,861      7,989
OPPENHEIMER GLOBAL STRATEGIC INCOME
  FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES) MERGED INTO THIS
  FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL
  STRATEGIC INCOME FUND/VA (SERVICE
  SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..............    1.237      1.154      0.946
  End of Period....................    1.243      1.237      1.154
Number of Units Outstanding at End
  of Period (in thousands).........    8,482     10,324     12,863

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.116      1.136      0.995      0.789      1.305      1.271      1.124
  End of Period....................    1.283      1.116      1.136      0.995      0.789      1.305      1.271
Number of Units Outstanding at End
  of Period (in thousands).........      546        738        893      1,077      1,336      1,853      2,400

PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.880      2.498      2.193      1.279      3.112      2.216      1.660
  End of Period....................    2.069      1.880      2.498      2.193      1.279      3.112      2.216
Number of Units Outstanding at End
  of Period (in thousands).........    3,706      4,677      5,233      5,782      6,357      7,420      9,249

PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    2.491      2.303      1.818      1.402      2.308      2.895      2.153
  End of Period....................    2.850      2.491      2.303      1.818      1.402      2.308      2.895
Number of Units Outstanding at End
  of Period (in thousands).........    2,334      2,632      3,004      3,249      3,753      4,683      6,063

SCUDDER VIT EAFE EQUITY INDEX FUND
  (CLASS A)
(LIQUIDATED SCUDDER VIT EAFE EQUITY
  INDEX FUND ON JULY 25, 2005)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.078      1.003      0.805
  End of Period....................    1.124      1.078      1.003
Number of Units Outstanding at End
  of Period (in thousands).........    2,754      3,313      3,517
PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.224      1.047      0.673
  End of Period....................    1.660      1.224      1.047
Number of Units Outstanding at End
  of Period (in thousands).........   13,222     15,009     20,713
PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.902      1.425      1.076
  End of Period....................    2.153      1.902      1.425
Number of Units Outstanding at End
  of Period (in thousands).........    7,306      9,176      8,866
SCUDDER VIT EAFE EQUITY INDEX FUND
  (CLASS A)
(LIQUIDATED SCUDDER VIT EAFE EQUITY
  INDEX FUND ON JULY 25, 2005)
Unit Value:
  Beginning of Period..............      N/A
  End of Period....................      N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2012       2011       2010       2009       2008       2007       2006
------------                         --------   --------   --------   --------   --------   --------   --------
SVS DREMAN FINANCIAL SERVICES
  (CLASS A)
(MERGED INTO THE DWS DREMAN
  FINANCIAL SERVICES VIP (CLASS A)
  ON FEBRUARY 3, 2006; MERGED INTO
  THE DWS DREMAN HIGH RETURN EQUITY
  VIP (CLASS A) ON SEPTEMBER 15,
  2006; NAME CHANGED TO THE DWS
  STRATEGIC VALUE VIP (CLASS A) ON
  JUNE 1, 2009; NAME CHANGED TO THE
  DWS LARGE CAP VALUE VIP
  (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.454      1.693      1.501      0.999      1.977      1.774      1.512
  End of Period....................    1.697      1.454      1.693      1.501      0.999      1.977      1.774
Number of Units Outstanding at End
  of Period (in thousands).........    8,696     10,114     11,311     13,214     15,387     18,966     25,058

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2005       2004       2003
------------                         --------   --------   --------
SVS DREMAN FINANCIAL SERVICES
  (CLASS A)
(MERGED INTO THE DWS DREMAN
  FINANCIAL SERVICES VIP (CLASS A)
  ON FEBRUARY 3, 2006; MERGED INTO
  THE DWS DREMAN HIGH RETURN EQUITY
  VIP (CLASS A) ON SEPTEMBER 15,
  2006; NAME CHANGED TO THE DWS
  STRATEGIC VALUE VIP (CLASS A) ON
  JUNE 1, 2009; NAME CHANGED TO THE
  DWS LARGE CAP VALUE VIP
  (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..............    1.433      1.299      1.028
  End of Period....................      N/A      1.433      1.299
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      5,807      7,711
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.322      1.179      0.917
  End of Period....................    1.512      1.322      1.179
Number of Units Outstanding at End
  of Period (in thousands).........   26,725     36,671     49,874

                                   APPENDIX E
     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER



Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.



The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;



    (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.



For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:



                                           Amount of the withdrawal
                         -----------------------------------------------------------
                       Accumulated Value determined immediately prior to the withdrawal



EXERCISING THE M-GAP RIDER.



    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.



    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.



    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.



TERMINATING THE M-GAP RIDER.



The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.



For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.



                                             MINIMUM
      CONTRACT              MINIMUM         GUARANTEED
     ANNIVERSARY          GUARANTEED          ANNUAL
     AT EXERCISE         BENEFIT BASE       INCOME(1)
---------------------   ---------------   --------------
      10                   $162,889          $12,153
      15                   $207,892          $17,695


               ---------------------------------------


               (1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.



The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

        COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

               STATEMENT OF ADDITIONAL INFORMATION

             FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS
                          FUNDED THROUGH
                          SUB-ACCOUNTS OF
                       SEPARATE ACCOUNT VA-K

            INVESTING IN SHARES OF THE UNDERLYING FUNDS

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2013 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                          DATED MAY 1, 2013




Commonwealth Annuity Advantage/ExecAnnuity Plus

                          TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                           3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY            5

SERVICES                                                                  5

UNDERWRITERS                                                              6

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                7

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM               8


PERFORMANCE INFORMATION                                                   9

STATE PREMIUM TAX CHART                                                  15

FINANCIAL STATEMENTS                                                     15

FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
AND SEPARATE ACCOUNT VA-K                                                F-1

                        GENERAL INFORMATION AND HISTORY

The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is an indirect wholly-owned subsidiary of Global Atlantic Financial Group ("Global Atlantic"). The registered office of Global Atlantic is located at 87 Mary
Street, George Town, Grand Cayman KY1-9005, Cayman Islands.   Goldman Sachs
(together with the its employees) owns a total of approximately 25% of the outstanding ordinary shares of Global Atlantic, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 75% of the outstanding ordinary shares.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Global Atlantic, and terminate in 2018. These assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.

Separate Account VA-K (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Advantage contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds (certain funds may not be available in all states):


-------------------------------------------------------------- ------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE
(SERVICE SHARES)                                               CLASS 2)
Goldman Sachs VIT Core Fixed Income Fund                       Fidelity VIP Contrafund(R) Portfolio
Goldman Sachs VIT Equity Index Fund                            Fidelity VIP Growth Opportunities Portfolio
Goldman Sachs VIT Global Markets Navigator Fund                Fidelity VIP Mid Cap Portfolio
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT High Quality Floating Rate Fund              Fidelity VIP Value Strategies Portfolio
Goldman Sachs VIT Mid Cap Value Fund                           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Goldman Sachs VIT Money Market Fund                            (CLASS 2)
Goldman Sachs VIT Strategic Growth Fund                        FT VIP Franklin Growth and Income Securities Fund
Goldman Sachs VIT Strategic International Equity Fund          FT VIP Franklin Large Cap Growth Securities Fund
Goldman Sachs VIT Structured U.S. Equity Fund                  FT VIP Franklin Small-Mid Cap Growth Securities Fund
                                                               FT VIP Mutual Shares Securities Fund
AIM VARIABLE INSURANCE FUNDS                                   FT VIP Templeton Foreign Securities Fund
(INVESCO VARIABLE INSURANCE FUNDS) (SERIES I SHARES)
Invesco V.I. American Franchise Fund                           JANUS ASPEN SERIES (SERVICE SHARES)
Invesco V.I. Core Equity Fund                                  Janus Aspen Janus Portfolio
Invesco V.I. Global Health Care Fund

AIM VARIABLE INSURANCE FUNDS                                   MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
(INVESCO VARIABLE INSURANCE FUNDS) (SERIES II SHARES)          MFS(R) Mid Cap Growth Series
Invesco V.I. Mid Cap Growth Fund                               MFS(R) New Discovery Series
Invesco V.I. Value Opportunities Fund                          MFS(R) Total Return Series
                                                               MFS(R) Utilities Series

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
(CLASS B)                                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
AllianceBernstein VPS Growth and Income Portfolio              Oppenheimer Capital Income Fund/VA
AllianceBernstein VPS Large Cap Growth Portfolio               Oppenheimer Capital Appreciation Fund/VA
AllianceBernstein VPS Small/Mid-Cap Value Portfolio            Oppenheimer Global Fund/VA
AllianceBernstein VPS Value Portfolio                          Oppenheimer Global Strategic Income Fund/VA
                                                               Oppenheimer Main Street Fund(R)/VA
DELAWARE VIP TRUST
Delaware VIP International Value Equity Series
                                                               PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
DELAWARE VIP TRUST (SERVICE CLASS)                             Pioneer Emerging Markets VCT Portfolio
Delaware VIP Smid Cap Growth Series                            Pioneer Real Estate Shares VCT Portfolio

DWS VARIABLE SERIES I (CLASS A)                                T. ROWE PRICE INTERNATIONAL SERIES, INC.
DWS Capital Growth VIP                                         T. Rowe Price International Stock Portfolio

DWS VARIABLE SERIES II
DWS Large Cap Value VIP

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

                 TAXATION OF THE CONTRACT, THE VARIABLE
                         ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                             SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT 06103.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained se2, Inc. an affiliate of Security Distributors, Inc., to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2, Inc. are located at One Security Benefit Place, Topeka, Kansas, 66636.

EXPERTS. The financial statements of the Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, and the financial statements of Separate Account VA-K of the Company as of December 31, 2012 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from EACH Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION."

                                  UNDERWRITERS

Effective January 22, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Epoch for the years 2010, 2011 and 2012 were $1,149,210.99, $1,052,143.55 and $850,576.25, respectively. No commissions were retained by Epoch for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2010, 2011 and 2012.

      ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)     Accumulation Unit Value -- Previous Valuation Period                            $1.135000

(2)     Value of Assets -- Beginning of Valuation Period                               $5,000,000

(3)     Excess of Investment Income and Net Gains Over Capital Losses                      $1,675

(4)     Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)       0.000335

(5)     Annual Charge (one-day equivalent of 1.45% per annum)                            0.000040

(6)     Net Investment Rate (4) - (5)                                                    0.000295

(7)     Net Investment Factor 1.000000 + (6)                                             1.000295

(8)     Accumulation Unit Value -- Current Period (1) x (7)                             $1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

      ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

    -     must be new payments to the Contract, including the initial payment,

    - must be allocated to the Fixed Account, which will be the source account,

    - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

    -     will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

    - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

    - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                        PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P P(1 + T)TO THE POWER OF(n)           =     ERV

                           Where:      P    =     a hypothetical initial payment
                                                  to the Variable Account of
                                                  $1,000
                                       T    =     average annual total return
                                       n    =     number of years
                                     ERV    =     the ending redeemable value of
                                                  the $1,000 payment at the end
                                                  of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:


         YEARS FROM DATE OF PAYMENT TO           CHARGE AS PERCENTAGE OF NEW
              DATE OF WITHDRAWAL                PURCHASE PAYMENTS WITHDRAWN*
         -----------------------------          ----------------------------
                      0-2                                    8%
                       3                                     7%
                       4                                     6%
                       5                                     5%
                       6                                     4%
                       7                                     3%
                       8                                     2%
                       9                                     1%
                  Thereafter                                 0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

    P(1 + T)TO THE POWER OF(n)         =     EV

                     Where:      P     =     a hypothetical initial payment to
                                             the Variable Account of $1,000
                                 T     =     average annual total return
                                 n     =     number of years
                                 EV    =     the ending value of the $1,000
                                             payment at the end of the specified
                                             period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
             COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS `93

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
     FOR PERIODS ENDING DECEMBER 31, 2012 AND SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)




                                                                                                           10 YEARS OR
                                                                           FOR YEAR                      SINCE INCEPTION
                                                         SUB-ACCOUNT         ENDED                       OF SUB-ACCOUNT
                                                       INCEPTION DATE       12/31/12      5 YEARS          (IF LESS)
                                                       --------------      ---------      -------        ---------------
Goldman Sachs VIT Core Fixed Income Fund                  01/09/06           -2.51          2.57              3.22
Goldman Sachs VIT Equity Index Fund                       01/09/06            5.64         -1.30              1.22
Goldman Sachs VIT Global Markets Navigator Fund           05/22/12            N/A            N/A             -5.61
Goldman Sachs VIT High Quality Floating Rate Fund         01/09/06           -6.06          2.30              3.07
Goldman Sachs VIT Growth Opportunities Fund               01/09/06            9.57          2.58              4.59
Goldman Sachs VIT Mid Cap Value Fund                      01/09/06            8.31          0.18              2.13
Goldman Sachs VIT Money Market Fund                       01/09/06           -8.60         -1.95             -0.23
Goldman Sachs VIT Strategic Growth Fund                   01/09/06            9.68         -0.75              1.30
Goldman Sachs VIT Strategic International Equity          01/09/06
Fund                                                                         10.94         -7.34             -2.41
Goldman Sachs VIT Structured U.S. Equity Fund             01/09/06            4.26         -2.35             -0.93
AllianceBernstein VPS Growth and Income Portfolio          8/1/00             7.47         -2.43              4.96
AllianceBernstein VPS Large Cap Growth Portfolio           8/1/00             6.37         -2.09              4.25
AllianceBernstein VPS Small/Mid Cap Value                  5/1/02
Portfolio                                                                     8.75          2.24              8.45
AllianceBernstein VPS Value Portfolio                      5/1/02             5.86         -4.73              3.13
Delaware VIP International Value Equity Series             5/6/93             5.45         -5.63              6.46
Delaware VIP Smid Cap Growth Series                        8/1/00             1.24          4.53              9.74
DWS Large Cap Value VIP                                    8/1/00             0.40         -5.74              1.56
DWS Capital Growth VIP                                     8/1/00             6.34          0.08              5.72
Fidelity VIP Asset Manager(SM) Portfolio                   5/4/94             2.82          0.40              4.76
Fidelity VIP Equity-Income Portfolio                       9/5/91             7.33         -2.36              4.94
Fidelity VIP Growth Portfolio                              9/5/91             4.74         -3.40              4.90
Fidelity VIP High Income Portfolio                        9/24/91             4.47          5.41              7.46
Fidelity VIP Overseas Portfolio                            9/5/91            10.88         -6.67              6.38
Fidelity VIP Contrafund(R) Portfolio                       5/1/01             6.44         -1.89              7.13
Fidelity VIP Growth Opportunities Portfolio                8/1/00             9.59         -2.75              5.10
Fidelity VIP Mid Cap Portfolio                             5/1/02             4.90         -0.33              9.70
Fidelity VIP Value Strategies Portfolio                    5/1/02            17.22         -0.16              8.04
FT VIP Franklin Growth and Income Securities Fund          8/1/00             2.64         -0.47              4.40
FT VIP Franklin Large Cap Growth Securities Fund           5/1/02             2.77         -1.42              3.99
                                                           8/1/00             1.33         -0.33              6.38

FT VIP Mutual Shares Securities Fund                       5/1/02             4.59          -2.42             5.09
FT VIP Templeton Foreign Securities Fund                   5/1/02             8.51          -3.66             6.94
Invesco V.I. American Franchise Fund                      05/01/01            4.08          -2.85             3.61
Invesco V.I. Core Equity Fund                             08/01/00            4.20          -0.20             5.31
Invesco V.I. Global Health Care Fund                      08/01/00           11.12           1.35             6.17
Invesco V.I. Mid Cap Growth Fund                          5/1/2002            2.32          -3.94             5.70

Invesco V.I. Value Opportunities Fund                     05/01/02            7.93          -5.20             2.88
Janus Aspen Janus Portfolio                                8/1/00             8.51          -1.58             5.03
MFS(R)Mid Cap Growth Series                                5/1/02             6.73          -3.05             4.15
MFS(R)New Discovery Series                                 5/1/02            11.14           5.34             7.97
MFS(R)Total Return Series                                  5/1/02             1.45           0.05             4.11
MFS(R)Utilities Series                                     5/1/02             3.57           0.08            12.85
Oppenheimer Capital Income Fund/VA                         5/1/02             2.52          -5.05             2.03
Oppenheimer Capital Appreciation Fund/VA                   5/1/02             4.15          -3.16             4.03
Oppenheimer Global Fund/VA                                 5/1/02            11.19          -1.13             8.29
Oppenheimer Global Strategic Income Fund/VA                5/1/02             4.90         -21.11            -7.80
Oppenheimer Main Street Fund(R)/VA                         5/1/02             6.92          -1.25             4.77
Pioneer Emerging Markets VCT Portfolio                     8/1/00             2.11          -8.70            11.89
Pioneer Real Estate Shares VCT Portfolio                   8/1/00             6.40           3.44            10.23
T. Rowe Price International Stock Portfolio                5/1/95             8.62          -4.03             6.29

                                      TABLE 1B
                      SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                        FOR PERIODS ENDING DECEMBER 31, 2012
                           SINCE INCEPTION OF SUB-ACCOUNT
           (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)



                                                                                                                  10 YEARS OR
                                                                                     FOR YEAR                    SINCE INCEPTION
                                                                SUB-ACCOUNT           ENDED                       OF SUB-ACCOUNT
                                                               INCEPTION DATE        12/31/12       5 YEARS         (IF LESS)
                                                               --------------        --------       -------      ---------------
Goldman Sachs VIT Core Fixed Income Fund                          01/09/06              5.18           3.58             3.69
Goldman Sachs VIT Equity Index Fund                               01/09/06             13.87          -0.10             1.86
Goldman Sachs VIT Global Markets Navigator Fund                  05/22/2012              N/A            N/A             4.71
Goldman Sachs VIT High Quality Floating Rate Fund                 01/09/06              1.29           3.25             3.48
Goldman Sachs VIT Growth Opportunities Fund                       01/09/06             17.70           3.62             5.05
Goldman Sachs VIT Mid Cap Value Fund                              01/09/06             16.47           1.30             2.67
Goldman Sachs VIT Money Market Fund                               01/09/06             -1.45          -0.98             0.22
Goldman Sachs VIT Strategic Growth Fund                           01/09/06             17.89           0.44             1.93
Goldman Sachs VIT Strategic International Equity Fund             01/09/06             19.14          -6.20            -1.80
Goldman Sachs VIT Structured U.S. Equity Fund                     01/09/06             12.49          -1.16            -0.27
AllianceBernstein VPS Growth and Income Portfolio                  8/1/00              15.54          -1.43             5.02
AllianceBernstein VPS Large Cap Growth Portfolio                   8/1/00              14.44          -1.10             4.30
AllianceBernstein VPS Small/Mid Cap Value Portfolio                5/1/02              16.75           3.15             8.45
AllianceBernstein VPS Value Portfolio                              5/1/02              13.87          -3.84             3.14
Delaware VIP International Value Equity Series                     5/6/93              13.53          -4.64             6.51
Delaware VIP Smid Cap Growth Series                                8/1/00               9.11           5.38             9.75
DWS Large Cap Value VIP                                            8/1/00               8.20          -4.85             1.57
DWS Capital Growth VIP                                             8/1/00              14.37           1.04             5.74
Fidelity VIP Asset Manager(SM) Portfolio                           5/4/94              10.85           1.39             4.80
Fidelity VIP Equity-Income Portfolio                               9/5/91              15.61          -1.09             5.15
Fidelity VIP Growth Portfolio                                      9/5/91              13.03          -2.11             5.12
Fidelity VIP High Income Portfolio                                 9/24/91             12.57           6.31             7.53
Fidelity VIP Overseas Portfolio                                    9/5/91              18.99          -5.65             6.44
Fidelity VIP Contrafund(R) Portfolio                               5/1/01              14.46          -0.96             7.14
Fidelity VIP Growth Opportunities Portfolio                        8/1/00              17.60          -1.84             5.11
Fidelity VIP Mid Cap Portfolio                                     5/1/02              12.90           0.60             9.71
Fidelity VIP Value Strategies Portfolio                            5/1/02              25.22           0.77             8.05
FT VIP Franklin Growth and Income Securities Fund                  8/1/00              10.61           0.46             4.41
FT VIP Franklin Large Cap Growth Securities Fund                   5/1/02              10.74          -0.50             3.99
FT VIP Franklin Small-Mid Cap Growth Securities Fund               8/1/00               9.24           0.66             6.41
FT VIP Mutual Shares Securities Fund                               5/1/02              12.59          -1.52             5.10
FT VIP Templeton Foreign Securities Fund                           5/1/02              16.52          -2.75             6.95
Invesco V.I. American Franchise Fund                               5/1/01              12.08          -1.94             3.61
Invesco V.I. Core Equity Fund                                      8/1/00              12.23           0.76             5.34
Invesco V.I. Global Health Care Fund                               8/1/00              19.15           6.14             7.97
Invesco V.I. Mid Cap Growth Fund                                   5/1/02              10.26          -3.04             5.70
Invesco V.I. Value Opportunities Fund                              5/1/02              15.95          -4.30             2.90
Janus Aspen Janus Portfolio                                        8/1/00              16.57          -0.60             5.07
MFS(R)Mid Cap Growth Series                                        5/1/02              14.74          -2.15             4.15
MFS(R)New Discovery Series                                         5/1/02              19.15           6.14             7.97
MFS(R)Total Return Series                                          5/1/02               9.33           0.99             4.11

                                                                                                                   10 YEARS OR
                                                                                      FOR YEAR                   SINCE INCEPTION
                                                                 SUB-ACCOUNT           ENDED                      OF SUB-ACCOUNT
                                                               INCEPTION DATE         12/31/12      5 YEARS         (IF LESS)
                                                               --------------         --------      -------      ---------------
MFS(R)Utilities Series                                             5/1/02              11.57           1.01           12.85
Oppenheimer Capital Income Fund/VA                                 5/1/02              10.48          -4.17            2.03
Oppenheimer Capital Appreciation Fund/VA                           5/1/02              12.16          -2.26            4.04
Oppenheimer Global Fund/VA                                         5/1/02              19.20          -0.21            8.29
Oppenheimer Global Strategic Income Fund/VA                        5/1/02              12.91         -20.35           -7.78
Oppenheimer Main Street Fund(R)/VA                                 5/1/02              18.92          -0.34            4.77
Pioneer Emerging Markets VCT Portfolio                             8/1/00              10.04          -7.83           11.89
Pioneer Real Estate Shares VCT Portfolio                           8/1/00              14.41           4.31           10.24
T. Rowe Price International Stock Portfolio                        5/1/95              16.72          -3.00            6.35





YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Goldman Sachs Money Market Sub-Account for the seven-day period ended December 31, 2012:

         Yield                                                 -1.44%
         Effective Yield                                       -1.43%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

   Effective Yield = [ (base period return + 1)TO THE POWER OF(365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                        STATE PREMIUM TAX CHART

                                       QUALIFIED           NON-QUALIFIED
STATE                                    PLANS                 PLANS
-----                                  ---------           -------------
California                               0.50%*                2.35%*
Maine                                    0.00%                 2.00%
Nevada                                   0.00%                 3.50%*
South Dakota                             0.00%                 1.25%**
West Virginia                            1.00%*                1.00%*
Wyoming                                  0.00%                 1.00%


------------------------------
* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

**  The Tax Rate is 0.08% on annuity considerations in excess of $500,000.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Separate Account VA-K.

[PWC LOGO]

                     INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

We have audited the accompanying consolidated financial statements of Commonwealth Annuity and Life Insurance Company and its subsidiaries, which comprise the consolidated balance sheets as of December 31, 2012 and December 31, 2011, and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows for the three years in the period ended December 31, 2012.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2012, and December 31, 2011, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 18, 2013

PRICEWATERHOUSECOOPERS LLP, 185 ASYLUM STREET, SUITE 2400, HARTFORD, CT 06103
T: (860) 241 7000, F: (860) 241 7590, www.pwc.com/us

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                                                   2012            2011
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS                                                                             NOTES
 Investments:                                                                      -----
   Available-for-sale fixed maturities at fair value (amortized cost of $6,564.1
    and $3,639.3 in 2012 and 2011, respectively)                                     6,8    $     7,140.2   $     3,770.6
   Trading fixed maturities at fair value (amortized cost of $453.9 and $485.0
    in 2012 and 2011, respectively)                                                   8             519.5           528.7
   Commercial mortgage loans                                                         6,8            385.7           197.5
   Policy loans                                                                       8             316.3           299.0
                                                                                            --------------- ----------------
    Total investments                                                                             8,361.7         4,795.8
                                                                                            --------------- ----------------
  Cash and cash equivalents                                                                         617.9           478.0
  Accrued investment income                                                                          62.3            45.7
  Premiums, accounts and notes receivable, net                                                        1.7             1.9
  Reinsurance receivable on paid and unpaid losses, benefits,
   unearned premiums, modified coinsurance and funds withheld coinsurance            13           6,624.7         4,639.8
  Value of business acquired                                                         12              62.9            23.1
  Deferred policy acquisition costs                                                  14             143.9           168.8
  Derivative instruments receivable                                                  6,8            168.3           146.7
  Other assets                                                                       16              56.7            61.1
  Separate account assets                                                             8           3,179.8         3,296.1
                                                                                            --------------- ----------------
    Total assets                                                                            $    19,279.9   $    13,657.0
                                                                                            =============== ================
LIABILITIES
 Policy liabilities and accruals:
  Future policy benefits (includes liabilities at fair value of $592.2 and $584.4
   in 2012 and 2011, respectively)                                                  8,13    $     5,201.6    $    5,292.9
  Outstanding claims and losses (includes liabilities at fair value of $7.7 and
   $7.1 in 2012 and 2011, respectively)                                             8,13            116.7            97.5
  Contractholder deposit funds and other policy liabilities
   (includes liabilities at fair value of $91.9 and $94.6 in 2012 and 2011,
   respectively)                                                                    8,13          4,565.6         1,634.6
                                                                                            --------------- ----------------
    Total policy liabilities and accruals                                                         9,883.9         7,025.0
                                                                                            --------------- ----------------
 Derivative instruments payable                                                    6,8,13           283.4               -
 Collateral on derivative instruments                                                6,8             47.4            38.7
 Securities sold under agreements to repurchase                                       8             115.4            99.7
 Deferred federal income taxes                                                       10              73.0            41.9
 Dividend payable to shareholder                                                     11             150.0           160.0
 Accrued expenses and other liabilities                                              16              85.2            52.6
 Reinsurance payable                                                                 13           4,536.8         2,077.0
 Separate account liabilities                                                         8           3,179.8         3,296.1
                                                                                            --------------- ----------------
    Total liabilities                                                                       $    18,354.9    $   12,791.0
                                                                                            --------------- ----------------

Commitments and contingencies (Notes 17 and 18)

SHAREHOLDER'S EQUITY
 Common stock, $1,000 par value, 10,000 shares authorized,
  2,526 shares issued and outstanding                                                       $         2.5    $        2.5
 Additional paid-in capital                                                                         601.9           716.9
 Accumulated other comprehensive income                                                             318.3            53.0
 Retained earnings                                                                                    2.3            93.6
                                                                                            --------------- ----------------
    Total shareholder's equity                                                                      925.0           866.0
                                                                                            --------------- ----------------
    Total liabilities and shareholder's equity                                              $    19,279.9    $   13,657.0
                                                                                            =============== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                                 2012             2011             2010
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                NOTES
REVENUES                                                        -----
 Premiums                                                         13       $     43.8       $     47.4       $     51.0
 Universal life and investment product policy fees                13            204.7            194.9            200.7
 Net investment income                                            7             235.2            197.3            191.4
 Net realized investment gains
    Total other-than-temporary impairment ("OTTI") losses         7                 -             (0.2)               -
                                                                           ---------------------------------------------
    Net OTTI losses recognized in earnings                                          -             (0.2)               -
    Net realized capital gains, excluding net OTTI losses
     recognized in earnings                                       7              85.0            102.0             91.0
                                                                           ---------------------------------------------
 Total net realized investment gains                                             85.0            101.8             91.0
 Other income                                                     16             20.0             19.7             26.2
                                                                           ---------------------------------------------
  Total revenues                                                                588.7            561.1            560.3
                                                                           ---------------------------------------------

BENEFITS, LOSSES AND EXPENSES
 Policy benefits, claims, losses and loss adjustment expenses     13            338.7            295.2            259.1
 Policy acquisition expenses                                    12,14            27.1             47.6             64.5
 Losses/(gains) on derivative instruments                         6             247.1           (133.0)            (4.9)
 Other operating expenses                                         16             69.7             67.7             79.7
                                                                           ---------------------------------------------
  Total benefits, losses and expenses                                           682.6            277.5            398.4
                                                                           ---------------------------------------------
  (Loss)/Income before federal income taxes                                     (93.9)           283.6            161.9
                                                                           ---------------------------------------------
FEDERAL INCOME TAX EXPENSE
 Current tax expense/(benefit)                                    10             74.2            (52.8)               -
 Deferred tax (benefit)/expense                                   10           (111.8)           144.4             42.7
                                                                           ---------------------------------------------
  Total federal income tax (benefit)/expense                                    (37.6)            91.6             42.7
                                                                           ---------------------------------------------
Net (loss)/income                                                          $    (56.3)      $    192.0       $    119.2
                                                                           =============================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                                2012             2011              2010
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                         ----------------------------------------------------
Net (loss)/income                                                        $     (56.3)      $    192.0        $    119.2
                                                                         ----------------------------------------------------

Other comprehensive income, before tax:
 Unrealized gains for the period                                               540.4             35.4             134.1
  Less: reclassification adjustment for gains included in net income           (95.6)          (100.8)            (94.2)
                                                                         ----------------------------------------------------
 Unrealized gains/(losses) on available-for-sale securities                    444.8            (65.4)             39.9
 Net effect on value of business acquired and deferred acquisition costs       (36.7)             2.0               2.6
                                                                         ----------------------------------------------------
Other comprehensive income/(loss), before tax                                  408.1            (63.4)             42.5

 Income tax (expense)/benefit related to:
  Net unrealized investment gains/(losses)                                    (155.7)            22.9             (14.0)
  Net effect on value of business acquired and deferred acquisition costs       12.9             (0.7)             (0.9)
                                                                         ----------------------------------------------------
   Total income tax (expense)/benefit                                         (142.8)            22.2             (14.9)
                                                                         ----------------------------------------------------
Other comprehensive income/(loss), net of tax                                  265.3            (41.2)             27.6
                                                                         ----------------------------------------------------

                                                                         ----------------------------------------------------
Comprehensive income                                                     $     209.0       $    150.8        $    146.8
                                                                         ====================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                  ADDITIONAL     ACCUMULATED OTHER                         TOTAL
                                      COMMON        PAID-IN        COMPREHENSIVE         RETAINED       SHAREHOLDER'S
(IN MILLIONS)                          STOCK        CAPITAL           INCOME             EARNINGS          EQUITY
-----------------------------------------------------------------------------------------------------------------------
                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009         $    2.5    $     716.9     $        66.6          $     192.2   $       978.2
                                     ==================================================================================

Net income                                                                                    119.2           119.2
Other comprehensive income -
 Net unrealized gains                                                     27.6                  0.2            27.8
Dividend to shareholder                                                                      (250.0)         (250.0)

                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010         $    2.5    $     716.9     $        94.2          $      61.6   $       875.2
                                     ==================================================================================

Net income                                                                                    192.0           192.0
Other comprehensive income -
  Net unrealized losses                                                  (41.2)                               (41.2)
Dividend to shareholder                                                                      (160.0)         (160.0)

                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011         $    2.5    $     716.9     $        53.0          $      93.6   $       866.0
                                     ==================================================================================

Net loss                                                                                      (56.3)          (56.3)
Other comprehensive income -
  Net unrealized gains                                                   265.3                                265.3
Dividend to shareholder                               (115.0)                                 (35.0)         (150.0)

                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012         $    2.5    $     601.9     $       318.3          $       2.3   $       925.0
                                     ==================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                   2012              2011              2010
-----------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
 Net income                                                                   $     (56.3)       $     192.0      $       119.2
 Adjustments to reconcile net income to net cash provided by/(used in)
   operating activities:
  Changes in fair value of trading fixed maturities                                 (22.0)              (8.5)              (7.8)
  Net realized investment gains                                                     (85.0)            (101.8)             (91.0)
  Non cash derivative activity                                                      365.7             (116.9)              29.8
  Net accretion and amortization on investments                                     (92.8)             (72.7)             (68.5)
  Net amortization and depreciation                                                  27.2               47.5               64.8
  Interest credited to contractholder deposit funds and trust
    instruments supported by funding obligations                                     89.3               19.5                0.9
  Deferred federal income taxes                                                     (57.7)             144.4               42.7
  Change in premiums and notes receivable, net of reinsurance
    premiums payable                                                                (92.6)             113.1               23.2
  Change in accrued investment income                                                (2.8)              12.1               (0.6)
  Change in policy liabilities and accruals, net                                   (109.6)            (185.1)            (430.2)
  Change in reinsurance receivable and modified coinsurance                         194.8               85.2               99.1
  Change in accrued expenses and other liabilities                                  (22.4)              (1.5)             (14.4)
  Other, net                                                                         13.1               (2.7)             (52.8)
                                                                              -----------------  ---------------  -----------------
   Net cash provided by operating activities                                        148.9              124.6             (285.6)
                                                                              -----------------  ---------------  -----------------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from disposals of available-for-sale fixed maturities                  3,522.7            2,636.8            1,776.9
  Proceeds from maturities of available-for-sale fixed maturities                    40.6               26.9               45.4
  Proceeds from disposals of trading fixed maturities                                92.7              128.1              108.8
  Proceeds from maturities of trading fixed maturities                                5.2                0.2                4.8
  Proceeds from mortgages sold, matured or collected                                 43.4               38.6                  -
  Proceeds from other investments                                                   535.7              627.1              364.2
  Reinsurance transactions, net of cash acquired                                    697.8               26.6                  -
  Purchase of available-for-sale fixed maturities                                (3,695.7)          (2,259.5)          (1,515.5)
  Purchase of trading fixed maturities                                              (69.7)            (117.0)            (200.7)
  Purchase of other investments                                                    (627.1)            (629.5)            (389.1)
                                                                              -----------------  ---------------  -----------------
   Net cash provided by investing activities                                        545.6              478.3              194.8
                                                                              -----------------  ---------------  -----------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Settlement of repurchase agreements                                              (693.7)            (139.0)            (101.2)
  Proceeds from issuance of repurchase agreements                                   709.5              149.1              190.6
  Withdrawals from contractholder deposit funds                                    (410.4)            (120.2)             (46.6)
  Withdrawals from trust instruments supported by funding obligations                   -              (16.2)              (0.8)
  Dividend to shareholder                                                          (160.0)            (250.0)                 -
                                                                              -----------------  ---------------  -----------------
   Net cash (used in)/provided by financing activities                             (554.6)            (376.3)              42.0
                                                                              -----------------  ---------------  -----------------
   Net change in cash and cash equivalents                                          139.9              226.6              (48.8)
   Cash and cash equivalents, beginning of period                                   478.0              251.4              300.2
                                                                              -----------------  ---------------  -----------------
   Cash and cash equivalents, end of period                                   $     617.9        $     478.0      $       251.4
                                                                              =================  ===============  =================

   Income taxes (paid)/received                                               $     (74.0)       $      43.1      $           -


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2012, the Company directly owned all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC"), which insures and reinsures run-off blocks of fixed annuities, traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value, except commercial mortgage loans as discussed below, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure". The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 6-8 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans, and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes flowing through net income.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are carried at fair value with changes flowing through net income. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty, including affiliates. In general, the CSA sets a minimum threshold of exposure that must be collateralized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    B. VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Commercial mortgage loans ("CML's") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CML's held by the Company are diversified by property type and geographic area throughout the United States. CML's are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors. See Note 6 for further information on CML's.

Policy loans represent loans the Company issues to contractholders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under FASB ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under FASB ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320, "Investments-Debt and Equity Securities." At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets is restricted or segregated for specific business reasons.

    D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, mortality, surrender charges and expense margins over the deemed economic life of the contracts. DAC and DSI amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds. See Note 14 for further information about DAC.

    E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of FASB ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2012 and 2011, respectively. See Note 13 for further information about reinsurance.

    F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with FASB ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    G. VOBA

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the contracts using traditional insurance accounting. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, mortality net of reinsurance ceded and expense margins and actual realized gain/(loss) on investments. The economic life of the universal life and variable universal life block of policies is estimated at 30 years and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

As a result of the FAFLIC business acquisition, negative VOBA was recognized to reduce the carrying value of the acquired insurance liabilities, except for the closed block participating policies ("Closed Block"), to fair value. Since the acquired contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about VOBA.

    H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 5 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contractholder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

    I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with the Closed Block traditional life insurance policies are determined using a fair value approach. The fair value is computed using a number of assumptions including asset fair values and market participant assumptions for such items as the Company's credit risk, discount rates, expenses, and capital requirements. The liabilities associated with assumed life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.25 % to 11.25 % for annuities and 2.5 % to 6.5 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. Universal life and variable universal life fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See
Note 5 for further information about liabilities for minimum guarantees.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 15 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    J. PREMIUMS, FEE REVENUES AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of the value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life and fixed annuity fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 and Note 5 for further information regarding revaluation of DAC and deferred sales inducements.

    K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

The Company elected the fair value option on policies making up the Closed Block. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to match fair value asset and liability movements. See Note 9 for further information about Closed Block.

    L. RECENT ACCOUNTING DEVELOPMENTS

RECONSIDERATION OF EFFECTIVE CONTROL FOR REPURCHASE AGREEMENTS (ASC 860). In April 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-03, "Transfers and Servicing (Topic 860)-- Reconsideration of Effective Control for Repurchase Agreements." ASU No. 2011-03 changes the assessment of effective control by removing (i) the criterion that requires the transferor to have the ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance implementation guidance related to that criterion. ASU No. 2011-03 was effective for periods beginning after December 15, 2011. The Company adopted the standard on January 1, 2012. Adoption of ASU No. 2011-03 did not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    L. RECENT ACCOUNTING DEVELOPMENTS (CONTINUED)

AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS (ASC 820). In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. ASU No. 2011-04 is effective for periods beginning after December 15, 2011. The Company adopted the standard on January 1, 2012. Adoption of ASU No. 2011-04 did not materially affect the Company's financial condition, results of income or cash flows.

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES (ASC 210). In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities." ASU No. 2011-11, as amended by ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," requires disclosure of the effect or potential effect of offsetting arrangements on the Company's financial position as well as enhanced disclosure of the rights of setoff associated with the Company's recognized assets and recognized liabilities. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company's financial condition, results of income or cash flows.

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as ASU No.2010-26,"Accounting for Costs Associated with Acquiring and Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. Adoption of ASU No. 2010-26 did not have an effect on the Company's financial condition, results of income or cash flows.

    M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. SIGNIFICANT TRANSACTIONS

Effective July 1, 2012, the Company ceded via a funds withheld coinsurance, 90% of a block of its fixed annuity business to an affiliate, Arrow Reinsurance Company, Limited, a Bermuda domiciled Reinsurance Company ("Arrow Re"). In connection with this transaction, the Company incurred a negative ceding commission of $67.3 million. The transaction was approved by the Massachusetts Division of Insurance. See Note 13 for further information on reinsurance.

Effective July 1, 2012, the Company entered into an agreement with a third party. The Company recaptured a ceded block of universal life business with reserves of approximately $384.6 million. In connection with this transaction, the Company incurred recapture fees of $43.8 million. The Company also received approximately $300.8 m in cash as part of this transaction. See Note 13 for further information on reinsurance.

Effective July 1, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.6 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $161.1 million. The Company received approximately $1.5 billion of available-for-sale fixed maturities and $272.2 million of cash. See Note 13 for further information on reinsurance.

Effective June 30, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $41.3 million. The Company received approximately $1.2 billion of available-for-sale fixed maturities, $239.5 million of commercial mortgage loan assets and $125.1 million in cash. See Note 13 for further information on reinsurance.

Effective July 1, 2011, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $21.3 million. The Company received approximately $1.2 billion of available-for-sale fixed maturities, $239.2 million of commercial mortgage loan assets and $26.7 million in cash. See Note 13 for further information on reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS
The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

       FOR THE YEARS ENDED DECEMBER 31,                                  2012             2011
       ---------------------------------------------------------------------------------------
       (IN MILLIONS)
       Beginning balance                                            $   254.4       $    216.7
       Provision for GMDB:
                GMDB expense incurred                                    38.8             37.0
                Volatility (1)                                           16.6             70.5
                                                                -------------------------------
                                                                         55.4            107.5
       Claims, net of reinsurance:
                Claims from policyholders                               (65.2)           (71.2)
                Claims ceded to reinsurers                               54.3             60.3
                                                                -------------------------------
                                                                        (10.9)           (10.9)
       GMDB reinsurance premium                                         (54.3)           (58.9)
                                                                -------------------------------
       Ending balance                                               $   244.6       $    254.4
                                                                ===============================

 (1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2012 and 2011.

  - The projection model uses 500 stochastically generated return scenarios. Funds are modeled as combinations of equity, bond and money market which have mean returns of 8%, 4% and 2%, respectively.

  - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2012, volatility assumptions range from 18% to 44% for equities varying by fund type and duration; 2% to 4% for bond funds; and 0.2% to 0.5% for money market funds. For 2011, volatility assumptions range from 25% to 42% for equities varying by fund type and duration; 4% for bond funds; and 1% for money market funds.

  - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

  - The full surrender assumption was changed in 2012 to incorporate anti-selective policyholder behavior. Specifically, a dynamic lapse function was incorporated that assumes policyholders are more/less likely to lapse when their guaranteed benefit is more out/in the money. The base (pre dynamic adjustment) lapse assumption is 12%. This dynamic lapse function was developed using the Company's historical behavior.

  - The partial withdrawal rate assumption varies by tax qualified status and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2012 and 2011. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)                  2012              2011
---------------------------------------------------------------------------------------------
Net deposits paid
 Account value                                                 $     2,577       $     2,549
 Net amount at risk                                            $        13       $        23
 Average attained age of contractholders                       $        64       $        63
Ratchet (highest historical account value at specified
 anniversary dates)
 Account value                                                 $       593       $       622
 Net amount at risk                                                     53                93
 Average attained age of contractholders                       $        69       $        68
Roll-up (net deposits accumulated at a specified rate)
 Account value                                                 $        30       $        33
 Net amount at risk                                            $        20       $        22
 Average attained age of contractholders                                80                80
Higher of ratchet or roll-up
 Account value                                                 $     2,145       $     2,245
 Net amount at risk                                            $     1,140       $     1,362
 Average attained age of contractholders                                76                76
Total of guaranteed benefits categorized above
 Account value                                                 $     5,345       $     5,449
 Net amount at risk                                            $     1,226       $     1,500
 Average attained age of contractholders
  (weighted by account value)                                           69                69
Number of contractholders                                          121,968           133,441

GUARANTEED MINIMUM INCOME BENEFIT

The Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2012 was $6.0 million with a benefit paid of approximately $2.0 million for the year ended December 31, 2012. The GMIB liability as of December 31, 2011 was $8.4 million with a benefit paid of approximately $4.7 million for the year ended December 31, 2011. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments.

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,                                2012            2011
----------------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                              $       -      $        -
Acquisition expenses deferred                                   1.3             2.9
Reinsurance ceded                                              (1.3)           (2.9)
                                                          ------------------------------
Balance at end of year                                    $       -      $        -
                                                          ==============================

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to a third party was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See Note 13 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

       DECEMBER 31,                                                 2012            2011
       ----------------------------------------------------------------------------------
       (IN MILLIONS)
       Account value                                         $      15.1     $      19.4
       Range of guaranteed minimum return rates                2.8 - 3.5%      2.8 - 3.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

       DECEMBER 31,                                               2012           2011
       -------------------------------------------------------------------------------
       (IN MILLIONS)
       Asset Type:
         Fixed maturities                                   $     24.2     $     26.7
         Cash and cash equivalents                                 2.1            1.8
                                                      --------------------------------
       Total                                                $     26.3     $     28.5
                                                      ================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS

   A. FIXED MATURITIES

The amortized cost and fair value for fixed maturities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES
--------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS
                                                   AMORTIZED     UNREALIZED     UNREALIZED       FAIR
DECEMBER 31, 2012                                    COST          GAINS          LOSSES        VALUE
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
 and agency securities                            $    441.0     $     35.4    $     (4.4)   $    472.0
States and political subdivisions                      454.1           73.0          (0.8)        526.3
Emerging markets                                         1.6            0.1             -           1.7
Corporate fixed maturities                           2,086.5          145.7          (3.4)      2,228.8
Structured securities                                3,580.9          340.2          (9.7)      3,911.4
                                                  ------------------------------------------------------
Total available-for-sale fixed maturities         $  6,564.1     $    594.4    $    (18.3)   $  7,140.2
                                                  ======================================================


AVAILABLE-FOR-SALE FIXED MATURITIES
--------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS
                                                   AMORTIZED     UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 2011                                    COST          GAINS          LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government      $    456.6     $     68.2    $        -    $    524.8
 and agency securities
States and political subdivisions                      292.8           46.2             -         339.0
Foreign governments                                     18.2            0.2          (0.2)         18.2
Corporate fixed maturities                           1,229.5           84.7          (8.8)      1,305.4
Structured securities                                1,642.2           40.2         (99.2)      1,583.2
                                                  ------------------------------------------------------
Total available-for-sale fixed maturities         $  3,639.3     $    239.5    $   (108.2)   $  3,770.6
                                                  ======================================================

At December 31, 2012 and 2011, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $139.7 and $168.7 million, and $88.4 and $92.4 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2012 and 2011, cash and fixed maturities held as collateral were $47.4 and $40.5 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

AS OF DECEMBER 31, 2012                         AMORTIZED COST        FAIR VALUE
-------------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                          $        76.5       $        76.9
Due after one year through five years                  2,212.9             2,325.3
Due after five years through ten years                       -                   -
Due after ten years                                    4,274.7             4,738.0
                                              ---------------------------------------
Total                                            $     6,564.1       $     7,140.2
                                              =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)

   B. COMMERCIAL MORTGAGE LOANS

The maturity distribution for commercial mortgage loans is as follows:

AS OF DECEMBER 31, 2012          AMORTIZED COST
--------------------------------------------------
(IN MILLIONS)
2013                           $             66.9
2014                                         67.9
2015                                         75.4
2016                                         20.6
2017                                         22.6
2018 and thereafter                         132.3
                               -------------------
  Total                        $            385.7
                               ===================

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's CML's is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears as of December 31, 2012. The Company's ALLL allowance was $6.7 million as of December 31, 2012. There were no loans in arrears and no valuation allowances deemed necessary as of December 31, 2011.

The Company diversifies its commercial mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's CML's by geographic region and property type.



AMORTIZED COST AS OF
DECEMBER 31,                            2012                 2011
-----------------------------------------------------------------------
(IN MILLIONS)
California                       $           66.2    $            16.0
New York                                     54.5                 40.8
Virginia                                     51.9                 47.7
Florida                                      41.1                 36.2
Washington                                   36.1                 17.8
Ohio                                         25.1                    -
Pennsylvania                                 19.7                    -
Maryland                                     13.1                    -
Colorado                                     12.0                    -
Kentucky                                      9.0                    -
Utah                                          8.2                    -
North Carolina                                8.0                    -
Idaho                                         7.0                    -
New Jersey                                    6.2                    -
Minnesota                                     5.6                 18.6
Massachusetts                                 4.2                    -
Oregon                                        3.9                    -
Missouri                                      3.1                    -
Arizona                                       2.5                    -
Tennessee                                     2.3                    -
South Carolina                                2.0                    -
Nebraska                                      1.8                 10.0
Multiple                                      2.2                 10.4
                                  ----------------    -----------------
 Total by Region                 $          385.7    $           197.5
                                  ================    =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)

AMORTIZED COST AS OF
DECEMBER 31,                               2012                    2011
-----------------------------------------------------------------------------
(IN MILLIONS)
Office Building                  $             141.2     $              91.8
Retail                                         110.9                    17.0
Warehouse                                       68.4                    33.9
Apartment                                       45.3                    38.1
Other Commercial                                19.7                    15.9
Industrial                                       0.2                     0.8
                                  -------------------     -------------------
 Total by Property Type          $             385.7     $             197.5
                                  ===================     ===================

    C.  DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

The Company's embedded derivatives relate to reinsurance contracts that are accounted for on a modified coinsurance basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a "modco" loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:


AS OF DECEMBER 2012
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)
                                                                        DERIVATIVE        DERIVATIVE     NUMBER OF
                                                                          ASSETS         LIABILITIES     CONTRACTS
                                                                      -----------------------------------------------
Derivative contracts
--------------------
   Equity and non-hedging futures                                      $      16.0      $        -           10,680
   GMDB product derivatives                                                   54.5               -          574,280
   Embedded derivatives under modified coinsurance contracts                  97.8           283.4                4
                                                                      -----------------------------------------------
   Gross fair value of derivative contracts                            $     168.3      $    283.4          584,964
                                                                      ===============================================

   Fair value included within total assets                             $     168.3
                                                                      ================

   Fair value included within total liabilities                                         $    283.4
                                                                                       ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)
   C. DERIVATIVE INSTRUMENTS (CONTINUED)

AS OF DECEMBER 2011
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)
                                                                        DERIVATIVE        DERIVATIVE     NUMBER OF
                                                                          ASSETS         LIABILITIES     CONTRACTS
                                                                   --------------------------------------------------
Derivative contracts
--------------------
   Equity and non-hedging futures                                      $      39.3      $        -            9,131
   GMDB product derivatives                                                   48.5               -          471,956
   Embedded derivatives under modified coinsurance contracts                  58.9               -                3
                                                                   --------------------------------------------------
   Gross fair value of derivative contracts                            $     146.7      $        -          481,090
                                                                   ==================================================

   Fair value included within total assets                             $     146.7
                                                                   ================

   Fair value included within total liabilities                                         $        -
                                                                                       ==============



The derivative gains and losses for the year ended December 31, 2012 are reported as follows:

                                                                                                     AMOUNT OF (LOSS)/GAIN
                                                LOCATION OF GAIN/(LOSS) RECOGNIZED IN               RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                            INCOME ON DERIVATIVES                                     DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                     Net realized investment (losses)/gains                           $        (2.3)
                                                                                                               -----------------
GMDB product derivatives                        (Losses)/gains on derivative instruments                                (118.6)
Embedded derivatives under modified
coinsurance contacts                            (Losses)/gains on derivative instruments                                (128.5)
                                                                                                               -----------------
                                                                                                                        (247.1)
                                                                                                               -----------------
Total (loss)                                                                                                     $      (249.4)
                                                                                                               =================

The derivative gains and losses for the year ended December 31, 2011 are reported as follows:

                                                                                                     AMOUNT OF GAIN/(LOSS)
                                               LOCATION OF GAIN/(LOSS) RECOGNIZED IN                RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                           INCOME ON DERIVATIVES                                      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                    Net realized investment gains/(losses)                            $       3.4
                                                                                                                 ---------------
Foreign currency swap                          Gains/(losses) on derivative instruments                                  0.8
GMDB product derivatives                       Gains/(losses) on derivative instruments                                 20.0
Credit default swaps                           Gains/(losses) on derivative instruments                                 (0.6)
Embedded derivatives under modified
coinsurance contacts                           Gains/(losses) on derivative instruments                                112.8
                                                                                                                 ---------------
                                                                                                                       133.0
                                                                                                                 ---------------
Total gain                                                                                                       $     136.4
                                                                                                                 ===============

The derivative gains and losses for the year ended December 31, 2010 are reported as follows:

                                                                                                     AMOUNT OF GAIN/(LOSS)
                                               LOCATION OF GAIN/(LOSS) RECOGNIZED IN                RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                           INCOME ON DERIVATIVES                                      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                    Net realized investment gains/(losses)                            $      (4.4)
                                                                                                                 ---------------
Foreign currency swap                          Gains/(losses) on derivative instruments                                 (0.6)
GMDB product derivatives                       Gains/(losses) on derivative instruments                                (65.5)
Credit default swaps                           Gains/(losses) on derivative instruments                                 (1.6)
Embedded derivatives under modified
coinsurance contacts                           Gains/(losses) on derivative instruments                                 72.6
                                                                                                                 ---------------
                                                                                                                         4.9
                                                                                                                 ---------------
Total gain                                                                                                       $       0.5
                                                                                                                 ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)

   D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2012 and 2011, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                                2012                    2011
                                                                       -------------------    ------------------
(IN MILLIONS)
BALANCE AT BEGINNING OF YEAR                                           $              3.9       $           3.7

Additions:
Initial impairments - credit loss OTTI recognized on securities not
previously impaired                                                                     -                   0.2

Reductions:
Due to sales (or maturities, pay downs or prepayments) during the
period of securities previously credit loss OTTI impaired                               -                     -
                                                                       -------------------    ------------------
BALANCE AT END OF YEAR                                                 $              3.9       $           3.9
                                                                       ===================    ==================


   E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2012                                     GROSS                                   NUMBER OF
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)          UNREALIZED          FAIR            SECURITIES WITH GROSS
                                                      LOSSES           VALUE              UNREALIZED LOSSES
-----------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
 0-12 months                                      $        13.3    $    610.6                    82
 Greater than 12 months                                     1.1          16.7                    14
                                                -----------------------------------------------------------------
Total investment grade fixed maturities           $        14.4    $    627.3                    96
                                                -----------------------------------------------------------------
Below investment grade fixed maturities:
 0-12 months                                      $         3.0    $    201.1                    30
 Greater than 12 months                                     0.9          16.2                     7
                                                -----------------------------------------------------------------
Total below investment grade fixed maturities               3.9         217.3                    37
                                                -----------------------------------------------------------------
Total fixed maturities                            $        18.3    $    844.6                   133
                                                =================================================================

 (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $5.2 million at December 31, 2012. The Company's intent is to hold the securities until anticipated recovery above book values.

-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2011                                     GROSS                                   NUMBER OF
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)          UNREALIZED          FAIR            SECURITIES WITH GROSS
                                                      LOSSES           VALUE              UNREALIZED LOSSES
-----------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
 0-12 months                                      $        32.6    $    750.4                   104
 Greater than 12 months                                     1.9          12.8                    14
                                                -----------------------------------------------------------------
Total investment grade fixed maturities           $        34.5    $    763.2                   118
                                                -----------------------------------------------------------------
Below investment grade fixed maturities:
 0-12 months                                      $        72.3    $    710.1                   120
 Greater than 12 months                                     1.4           9.2                     6
                                                ----------------------------------------------------------------
Total below investment grade fixed maturities              73.7         719.3                   126
                                                -----------------------------------------------------------------
Total fixed maturities                            $       108.2    $  1,482.5                   244
                                                =================================================================

 (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $3 thousand at December 31, 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6.INVESTMENTS (CONTINUED)

   F. VARIABLE INTEREST ENTITY

Through April 2011, the Company, through its subsidiary FAFLIC, held a Guaranteed Investment Contract through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. AGF had one medium term note outstanding as of December 31, 2010 for $16.0 million with a 6.0% fixed rate, which was issued in June 1999 and matured on April 12, 2011. AGF was a VIE and was consolidated within the Company as the Company was the primary beneficiary.

   G. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity. The table below excludes residential mortgage-backed securities issued by individual sponsors:


       AS OF DECEMBER 31,                                   2012           2011
       ISSUER NAME (IN MILLIONS)
       -------------------------------------------------------------------------
       U.S. Treasury and Strips                   $        406.4  $       453.9
       Bank of America Large Loan                          123.9           91.2

7. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                         2012          2011          2010
--------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                         $      301.1  $      226.3  $      227.6
Fixed maturities - change in fair value on trading securities                22.0           8.5           7.8
Commercial mortgage loans                                                     9.3           5.7             -
Policy loans                                                                 21.5          20.9          21.7
Modified coinsurance interest income                                         66.3          64.5          70.3
Short-term investments and miscellaneous income/(loss)                       17.6           0.2          (7.1)
                                                                     -----------------------------------------
   Gross investment income                                                  437.8         326.1         320.3
  Less: modified coinsurance interest expense                              (138.4)       (121.9)       (122.6)
  Less: funds withheld interest expense                                     (54.4)            -             -
  Less: investment expenses                                                  (9.8)         (6.9)         (6.3)
                                                                     -----------------------------------------
Net investment income                                                $      235.2  $      197.3  $      191.4
                                                                     =========================================


The Company had no fixed maturities on non-accrual status at December 31, 2012, 2011 or 2010. The Company had no fixed maturities which were non-income producing at December 31, 2012, 2011 or 2010.

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2012       2011       2010
--------------------------------------------------------------------------------
(IN MILLIONS)
Available-for-sale fixed maturities (1)         $     95.0  $   100.8   $  94.2
Trading fixed maturities                              (4.5)       1.5       1.1
Commercial mortgage loans                                -       (1.1)        -
Affiliate secured note                                 0.6          -         -
Other investments                                     (6.1)       0.6      (4.3)
                                                --------------------------------
     Net realized investment gains                    85.0      101.8      91.0
                                                ================================

(1) The Company had no other-than-temporary impairments in 2012 and 2010. The Company recognized other-than-temporary impairments of $0.2 million in 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

7. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)


   B. NET REALIZED INVESTMENT GAINS AND LOSSES (CONTINUED)

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:


                                            PROCEEDS FROM
                                              VOLUNTARY     GROSS       GROSS
FOR THE YEARS ENDED DECEMBER 31,                SALES       GAINS      LOSSES
--------------------------------------------------------------------------------
(IN MILLIONS)
2012
Fixed maturities                              $  3,522.7  $    28.2  $      4.6

2011
Fixed maturities                              $  2,414.7  $   114.7  $     13.9

2010
Fixed maturities                              $  1,683.3  $   105.6  $     12.8


8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under FASB ASC 820 as of December 31, 2012 and 2011. As required by FASB ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.


DECEMBER 31, 2012 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
Financial Assets
  Available-for-sale fixed maturities
    U.S. Treasury securities and U.S. Government
      and agency securities                                   $ 406.4       $   65.5        $     -      $   471.9
    States and political subdivisions                               -          526.3              -          526.3
    Emerging markets                                                -            1.7              -            1.7
    Corporate fixed maturities                                      -        2,228.6            0.2        2,228.8
    Structured securities                                           -        3,911.5              -        3,911.5
                                                            ---------------------------------------------------------
       Total available-for-sale fixed maturities                406.4        6,733.6            0.2        7,140.2
                                                            ---------------------------------------------------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2012 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
  Trading fixed maturities
   U.S. Treasury securities and U.S. Government
    and agency securities                                            6.3             -              -            6.3
   States and political subdivisions                                   -          32.3              -           32.3
   Corporate fixed maturities                                          -         334.6              -          334.6
   Structured securities                                               -         146.3              -          146.3
                                                            ---------------------------------------------------------
    Total trading fixed maturities                                   6.3         513.2              -          519.5
                                                            ---------------------------------------------------------
  Derivative instruments receivable
   Interest rate contracts                                             -          50.8              -           50.8
   Equity market contracts                                             -           3.0            0.7            3.7
   Foreign currency contracts                                        0.2             -              -            0.2
   Futures contracts                                                16.0             -              -           16.0
   Embedded derivatives - modco loans                                  -             -           97.6           97.6
                                                            ---------------------------------------------------------
    Total derivative instruments receivable                         16.2          53.8           98.3          168.3
                                                            ---------------------------------------------------------
   Separate account assets                                       3,179.8             -              -        3,179.8
                                                            ---------------------------------------------------------
   Total assets at fair value                               $    3,608.7    $  7,300.6     $     98.5   $   11,007.8
                                                            =========================================================
Financial Liabilities
   Closed Block policy liabilities                          $          -    $        -     $    691.8   $      691.8
                                                            ---------------------------------------------------------

   Total liabilities at fair value                          $          -    $        -     $    691.8   $      691.8
                                                            =========================================================


DECEMBER 31, 2011 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
Financial Assets
  Available-for-sale fixed maturities
   U.S. Treasury securities and U.S. Government
    and agency securities                                      $   447.5   $      77.3    $         -   $      524.8
   States and political subdivisions                                   -         339.0              -          339.0
   Emerging Markets                                                    -          18.2              -           18.2
   Corporate fixed maturities                                       12.0       1,293.1            0.3        1,305.4
   Structured securities                                               -       1,583.2              -        1,583.2
                                                            ---------------------------------------------------------
    Total available-for-sale fixed maturities                      459.5       3,310.8            0.3        3,770.6
                                                            ---------------------------------------------------------
  Trading fixed maturities
   U.S. Treasury securities and U.S. Government
    and agency securities                                            6.5           2.6              -            9.1
   States and political subdivisions                                   -          30.4              -           30.4
   Corporate fixed maturities                                          -         331.4              -          331.4
   Structured securities                                               -         157.8              -          157.8
                                                            ---------------------------------------------------------
    Total trading fixed maturities                                   6.5         522.2              -          528.7
                                                            ---------------------------------------------------------
  Derivative instruments receivable
   Interest rate contracts                                             -          32.9              -           32.9
   Equity market contracts                                          39.3          14.8            0.8           54.9
   Embedded derivatives - modco loan                                   -             -           58.9           58.9
                                                            ---------------------------------------------------------
    Total derivative instruments receivable                         39.3          47.7           59.7          146.7
                                                            ---------------------------------------------------------
   Separate account assets                                       3,296.1             -              -        3,296.1
                                                            ---------------------------------------------------------
   Total assets at fair value                                  $ 3,801.4   $   3,880.7    $      60.0   $    7,742.1
                                                            =========================================================
Financial Liabilities
   Closed Block policy liabilities                             $       -   $         -    $     686.1   $      686.1
                                                            ---------------------------------------------------------
   Total liabilities at fair value
                                                               $       -   $         -    $     686.1   $      686.1
                                                            =========================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

CASH INSTRUMENTS
The Company's cash instruments are generally classified within level 1 or level 2, except for insurance liabilities which are classified within level 3.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value of the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below set forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2012 and 2011. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2012 and December 31, 2011.

                                                                  NET
                                                               UNREALIZED
                                                                 GAINS/
                                                                (LOSSES)
                                                               RELATING TO                    NET
                                                               INSTRUMENTS                 TRANSFERS
                                   BALANCE,     NET REALIZED  STILL HELD AT                IN AND/OR    BALANCE,
                                 BEGINNING OF      GAINS/     THE REPORTING      NET         OUT OF      END OF
YEAR ENDED DECEMBER 2012             YEAR         (LOSSES)        DATE       SETTLEMENTS    LEVEL 3       YEAR
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed
 maturities
 Corporate fixed maturities       $       0.3   $     -       $    (0.1)       $     -     $     -     $     0.2
Derivative contracts
 Equity market                            0.8         -            (0.1)             -           -           0.7
 Embedded derivative                     58.9         -            38.7              -           -          97.6
                                ---------------------------------------------------------------------------------
 Total derivative contracts              59.7         -            38.6              -           -          98.3
                                ---------------------------------------------------------------------------------
Total assets                      $      60.0   $     -       $    38.5        $     -     $     -     $    98.5
                                =================================================================================
Financial Liabilities
Closed Block policy
 Liabilities                      $     686.1   $ (16.3)(1)   $    22.0        $     -     $     -     $   691.8
                                ---------------------------------------------------------------------------------
Total liabilities                 $     686.1   $ (16.3)      $    22.0        $     -     $     -     $   691.8
                                =================================================================================


(1) Included in the net realized gains/(losses) is ($4.5) million of realized losses from the Company's trading portfolio and a release of policyholder benefits ($15.5) million offset by an increase in maintenance expenses of $1.6 million and cost of capital charges of $2.1 million for the year ended December 31, 2012.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)


                                                                  NET
                                                               UNREALIZED
                                                                 GAINS/
                                                                (LOSSES)
                                                               RELATING TO      NET           NET
                                                    NET        INSTRUMENTS    PURCHASES,   TRANSFERS
                                  BALANCE,        REALIZED    STILL HELD AT   ISSUANCES    IN AND/OR    BALANCE,
                                BEGINNING OF       GAINS/     THE REPORTING      AND        OUT OF      END OF
YEAR ENDED DECEMBER 2011            YEAR          (LOSSES)        DATE       SETTLEMENTS    LEVEL 3       YEAR
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed
 maturities
 Corporate fixed maturities       $       0.3   $     -      $          -     $       -     $      -    $    0.3
Derivative contracts
   Equity market
                                          1.2         -                0.2            -         (0.6)        0.8
   Embedded derivative                   59.0         -               (0.1)           -            -        58.9
                                ---------------------------------------------------------------------------------
  Total derivative contracts             60.2         -                0.1            -         (0.6)       59.7
                                ---------------------------------------------------------------------------------
Total assets                      $      60.5   $     -      $         0.1    $       -    $    (0.6)   $   60.0
                                =================================================================================
Financial Liabilities
Closed Block policy
   liabilities                    $     688.3   $ (10.7)(1)  $         8.5    $       -    $       -    $  686.1
Derivative contracts
   Credit                                 0.5       0.4                  -         (0.9)           -           -
   Embedded derivative                   96.9         -              (96.9)           -            -           -
                                ---------------------------------------------------------------------------------
   Total derivative contracts            97.4       0.4              (96.9)        (0.9)           -           -
                                ---------------------------------------------------------------------------------
Total liabilities                  $    785.7   $ (10.3)     $       (88.4)   $    (0.9)   $       -    $  686.1
                                =================================================================================


(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and a release of policyholder benefits of ($6.9) million for the year ended December 31, 2011.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by FASB ASC 825-10-15, "Financial Instrument Disclosures."

   COMMERCIAL MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

   POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

   SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2012 and 2011 was approximately $115.4 and $99.7 million, respectively. The Company posted $115.4 and $99.7 million in Treasury securities as collateral for these transactions as of December 31, 2012 and 2011, respectively. Fair value is estimated based on expected future cash flows and interest rates.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies is estimated based on current fund balances and fair value of other individual contract funds represents the present value of future policy benefits.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2012 and 2011:

                                                                            2012                          2011
                                                                -----------------------------------------------------------
                                                                 CARRYING          FAIR          CARRYING         FAIR
DECEMBER 31,                                                       VALUE          VALUE            VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Commercial mortgage loans                                     $    385.7    $       391.7    $     197.5    $    199.9
   Policy loans                                                       316.3            416.8          299.0         398.1
                                                                -----------------------------------------------------------
                                                                 $    702.0    $       808.5    $     496.5    $    598.0
                                                                ===========================================================
Financial Liabilities
   Securities sold under agreements to repurchase                $    115.4    $       115.4    $      99.7    $     99.7
   Supplementary contracts without life contingencies                   5.5              5.5            5.7           5.7
   Other individual contract deposit funds                          4,261.7          4,214.8        1,457.1       1,457.1
                                                                -----------------------------------------------------------
                                                                 $  4,382.6    $     4,335.7    $   1,562.5    $  1,562.5
                                                                ===========================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

9. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:


BALANCE SHEETS
DECEMBER 31                                                                        2012             2011
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
 Investments:
  Trading fixed maturities at fair value (amortized cost of $453.9           $     519.5      $     528.7
   and $485.0 in 2012 and 2011, respectively)
 Policy loans                                                                       86.1             93.3
 Cash and cash equivalents                                                          29.0              8.2
 Accrued investment income                                                           8.7              9.3
 Deferred federal income taxes                                                      21.2             19.7
 Other assets                                                                        1.3              1.4
                                                                             --------------------------------
    Total assets                                                             $     665.8      $     660.6
                                                                             --------------------------------
LIABILITIES
 Policy liabilities and accruals at fair value                               $     604.6      $     596.5
 Policyholder dividend obligation at fair value (1)                                 75.1             76.9
 Policyholder dividends payable at fair value (1)                                   12.1             12.7
 Other liabilities                                                                   5.2              4.4
                                                                             --------------------------------
    Total liabilities                                                        $     697.0      $     690.5
                                                                             --------------------------------
Excess of Closed Block liabilities over assets designated to the Closed
  Block and maximum future earnings to be recognized from Closed
  Block assets and liabilities                                               $      31.2      $      29.9
                                                                             ================================

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31                                        2012            2011           2010
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
 Premiums and other income                                         $     17.6      $       18.0   $     19.4
 Net investment income                                                   56.2              46.9         49.5
 Net realized investment (losses)/gains                                  (4.5)              1.5          1.1
                                                                   ------------------------------------------
  Total revenues                                                         69.3              66.4         70.0
                                                                   ------------------------------------------

BENEFITS AND EXPENSES
 Policy benefits                                                         70.7              54.6         68.3
 Other expenses                                                           0.5               0.5          0.4
                                                                   ------------------------------------------
  Total benefits and expenses                                            71.2              55.1         68.7
                                                                   ------------------------------------------

                                                                   ------------------------------------------
Net contribution (to)/from the Closed Block                        $     (1.9)     $       11.3   $      1.3
                                                                   ------------------------------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

10. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax (benefit)/expense, and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with Goldman Sachs for the period January 1, 2012 through December 31, 2012. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company. A written agreement sets out the method of allocating tax between the companies and, in general, it is based upon the separately calculated liability of each consolidated member of Goldman Sachs with credit provided for losses used by other group members.

FAFLIC will file a stand alone tax return for the period January 1, 2012 through December 31, 2012. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C. Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The Company filed a consolidated tax return with Goldman Sachs for the period January 1, 2011 through December 31, 2011. The Company filed a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. The Company received payments for tax benefits in the amount of $57.3 million in 2011.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,                                             2012          2011            2010
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax (benefit)/expense
    Current tax expense/(benefit)                                     $      74.2     $   (52.8)      $       -
    Deferred tax (benefit)/expense                                         (111.8)        144.4            42.7
                                                                      -------------------------------------------
Total                                                                 $     (37.6)    $    91.6       $    42.7
                                                                      ===========================================

FOR THE YEARS ENDED DECEMBER 31,                                             2012          2011            2010
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit)/expense                         $    (32.9)     $    99.3       $    56.7
    Dividend received deduction                                             (4.0)          (4.4)           (4.5)
    Prior years' federal income tax adjustment                              (0.8)          (2.9)           (2.9)
    Tax credits                                                              0.1           (0.4)           (0.5)
    Valuation allowance                                                        -              -            (6.1)
                                                                      -------------------------------------------
Federal income tax (benefit)/expense                                  $    (37.6)     $    91.6       $    42.7
                                                                      ===========================================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                            2012         2011
---------------------------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
  Insurance reserves                                                $  122.6     $   70.5
  Sec. 848 capitalization                                               67.4         50.2
  Tax credit carryforwards                                               6.1          6.1
  Loss carryforwards                                                    28.6         35.4
  Ceding commission                                                      4.4          6.4
  Accrued policyholder dividends                                         4.2          4.5
  Deferred compensation                                                  1.8          2.5
                                                                    -------------------------
   Subtotal deferred tax asset                                         235.1        175.6
    Valuation allowance                                                 (6.1)        (6.1)
                                                                    -------------------------
Total deferred tax asset, net                                       $  229.0     $  169.5
                                                                    -------------------------
Deferred tax liability
   VOBA/DAC                                                         $ (103.5)    $  (85.6)
   Investments, net                                                   (170.1)      (101.0)
   Fair value adjustment - Closed Block                                (23.0)       (15.3)
   Other, net                                                           (5.4)        (9.5)
                                                                    -------------------------
Total deferred tax liability                                          (302.0)      (211.4)
                                                                    -------------------------
Total deferred tax (liability), net                                 $  (73.0)    $  (41.9)
                                                                    =========================

The Company has recorded a valuation allowance against tax benefits from foreign tax credit carryforwards of $6.1 million for the tax year ended December 31, 2012 and 2011, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2012, the Company has foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $28.5 million that begin to expire in 2017 and no capital loss carryforwards. At December 31, 2011, the Company had foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $33.3 million that begin to expire in 2017 and no capital loss carryforwards. All tax credits and net operating loss carryforwards for the Company were generated prior to 2006 are subject to annual limitations on utilization. FAFLIC has a capital loss carryforward of $79 thousand at December 31, 2012 ($2.1 million at December 31, 2011) that expires in 2013 and is also subject to annual limitations on utilization.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of income or cash flows. As of December 31, 2012 and December 31, 2011, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS
The Company's and FAFLIC's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company's exam period is open in 2006 and forward. FAFLIC's exam period is open in 2007 and forward. The Hanover Group ("THG") has agreed to indemnify the Company, FAFLIC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the transaction agreements of both entities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $72.0 and $71.7 million at December 31, 2012 and 2011, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $371.3 and $403.9 million at December 31, 2012 and 2011, respectively, for the Company. FAFLIC, a Massachusetts domiciled insurance company, is subject to and in compliance with similar minimum capital and surplus requirements.

In 2012, the Company declared a dividend payable of $150.0 million to its stockholder of record, Goldman Sachs, which was paid in January 2013. In 2011, the Company declared a dividend payable of $160.0 million to Goldman Sachs which was paid in January 2012. In 2010, the Company declared and paid a dividend of $250.0 million to Goldman Sachs. The Company received permission from the Commissioner prior to payment of each of the aforementioned dividends.

12. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:



(IN MILLIONS)                                                                     2012           2011
                                                                          ----------------------------
    Balance, at beginning of year                                          $      23.1   $       27.3
    Business acquired                                                             47.7              -
    Amortized to expense during the year                                          (3.5)          (4.3)
    Adjustment for unrealized investment (gains)/losses during the year           (4.4)           0.1
                                                                          ----------------------------
    Balance, at end of year                                                $      62.9   $       23.1
                                                                          ============================


Effective July 1, 2012, the Company recaptured a ceded block of Universal Life business resulting in an intial VOBA balance of $47.7 million

In 2010, the amount amortized to expense was $2.9 million.

Estimated future amortization of VOBA as of December 31, 2012 is as follows:
(IN MILLIONS)
    2013                                                 $   3.7
    2014                                                     3.5
    2015                                                     3.3
    2016                                                     3.2
    2017                                                     3.0
    2018 and thereafter                                     46.2
                                                         ----------
    Total                                                $  62.9
                                                         ==========

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure via reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modified coinsurance, and funds withheld coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

13. REINSURANCE (CONTINUED)

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of fixed annuity business to an affiliate, Arrow Re. As of December 2012, the ceded reserves under this contract were $2.4 billion.

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company terminated a coinsurance agreement with a third party whereby the Company recaptured a ceded block of Universal Life business with reserves of approximately $384.6 million.

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.6 billion of fixed annuity deposit liabilities.

As discussed in Note 4 - Significant Transactions, in 2012 and 2011 the Company entered into a coinsurance agreement with a third party whereby the Company assumed a total of approximately $3.0 billion ($1.5 billion in 2012 and $1.5 billion in 2011) of fixed annuity deposit liabilities.

The Company entered into a coinsurance agreement to cede the entire Fidelity Mutual Life Insurance Company ("FML") block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). As of December 31, 2012 and 2011, the Company ceded reserves of $496.0 and $525.2 million, respectively. The Company also cedes 100% of its direct fixed annuity insurance business to Columbia. As of December 31, 2012 and 2011, the Company ceded reserves of $31.9 and $33.3 million, respectively.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modified coinsurance basis life, fixed and variable annuities, universal life and variable universal life insurance policies. The Company also maintains other reinsurance treaties including the cession of non core universal life business, certain individual disability income policies, and discontinued accident and health insurance. The effects of reinsurance were as follows:


   FOR THE YEARS ENDED DECEMBER 31,                        2012              2011
   ------------------------------------------------------------------------------------
   (IN MILLIONS)
   Policy liabilities and accruals:
     Direct                                         $    3,065.5     $     3,160.4
     Assumed - non-affiliated                            6,818.4           3,864.6
                                                    -----------------------------------
   Total policy liabilities and accruals:                9,883.9           7,025.0
                                                    -----------------------------------

     Ceded - affiliated (1)                             (6,377.5)         (3,979.2)
     Ceded - non-affiliated (1)                           (247.2)           (660.6)
                                                    -----------------------------------
   Total ceded policy liabilities and accruals:         (6,624.7)         (4,639.8)
                                                    -----------------------------------
   Net policy liabilities and accruals              $    3,259.2     $     2,385.2
                                                    ===================================

(1) Included within reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modified coinsurance and funds withheld coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that it does not have any uncollectible reinsurance recoverables and, accordingly, the Company has not established any reserves for uncollectible reinsurance at December 31, 2012 or 2011, respectively.

As of December 31, 2012 and 2011, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliates, Columbia, Ariel Capital Re and Arrow Re. Reinsurance recoverables at December 31, 2012 and 2011 of approximately $527.9 and $558.5 million, respectively, related to the blocks of business reinsured with Columbia, and approximately $2.2 and $2.2 billion, respectively, related to the block of business reinsured with Ariel Capital Re. As of December 31, 2012, reinsurance recoverable related to the block of business reinsured with Arrow Re was $2.4 billion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

13. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31,                        2012              2011              2010
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Life and accident and health insurance
     premiums:
          Direct                                    $     20.4      $       27.5       $      32.3
          Assumed - non-affiliated                        25.8              29.0              31.6
          Ceded - non-affiliated
                                                          (2.4)             (9.1)            (12.9)
                                                    ----------------------------------------------------
   Net premiums                                     $     43.8      $       47.4       $      51.0
                                                    ====================================================

   FOR THE YEARS ENDED DECEMBER 31,                        2012              2011              2010
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Universal life and investment product
     policy fees:
          Direct                                    $    120.0      $      112.4       $     124.7
          Assumed - affiliated                               -                 -               7.5
          Assumed - non-affiliated                       150.3             156.2             159.9
          Ceded - affiliated                             (65.6)            (73.7)            (91.4)
          Ceded - non-affiliated                             -                 -                 -
                                                    ----------------------------------------------------
   Net universal life and investment product
     policy fees                                    $    204.7      $      194.9       $     200.7
                                                    ====================================================

   Life and accident and health insurance and
     other individual policy benefits, claims,
     losses and loss adjustment expenses:
            Direct                                  $    245.5      $      163.1       $     250.9
            Assumed - affiliated                             -                 -               2.2
            Assumed - non-affiliated                     283.0             223.3             193.9
            Ceded - affiliated                          (182.4)           (210.0)           (163.3)
            Ceded - non-affiliated                        (7.4)            118.8             (24.6)
                                                    ----------------------------------------------------
   Net policy benefits, claims, losses and loss
     adjustment expenses                            $    338.7      $      295.2       $     259.1
                                                    ====================================================


14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                               2012            2011
----------------------------------------------------------------------------------------
(IN MILLIONS)
Balance, at beginning of year                             $      168.8   $      207.1
Block acquisition/Reinsurance                                                     3.0
                                                                  33.7
Amortized to expense during the year                             (23.6)         (43.3)
Adjustment for unrealized investment (gains)/losses
 during the year                                                 (32.3)           2.0
Reinsurance reductions                                            (2.7)             -
                                                          ------------------------------
Balance, at end of year                                   $      143.9   $      168.8
                                                          ==============================

In 2010, the amount amortized to expense was $61.6 million.

Effective June 30, 2012, the Company entered into a funds withheld agreement with Arrow Re resulting in an initial DAC balance of $33.7 million.

Effective July 1, 2011, the Company entered into a coinsurance agreement with an unrelated party resulting in an initial DAC balance of $3.0 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates on accident and health business as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in these estimates are reflected in current year income. Such development can be either favorable or unfavorable to the Company's financial results.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $172.5 and $198.3 million at December 31, 2012 and 2011, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $172.3 and $198.3 million at December 31, 2012 and 2011 respectively.

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:
          DECEMBER 31,                                                   2012           2011
       -------------------------------------------------------------------------------------------
          (IN MILLIONS)

          State licenses (intangible asset)                            $    5.3       $      5.3
          Accounts receivable                                               4.8              4.6
          Deferred modco interest expense                                  31.2             31.6
          Taxes receivable                                                  9.9              9.7
          Miscellaneous assets                                              5.5              9.9
                                                                    ------------------------------
          Total other assets                                           $   56.7       $     61.1
                                                                    ==============================

Accrued expenses and other liabilities consist of the following:
          DECEMBER 31,                                                   2012           2011
       -------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Payables in process                                          $   72.4        $    37.6
          Policyholder liabilities                                          0.7              0.7
          Taxes payable                                                     1.1              1.2
          Accrued expenses                                                  7.5              7.3
          Miscellaneous liabilities                                         3.5              5.8
                                                                    ------------------------------
          Total accrued expenses and other liabilities                 $   85.2        $    52.6
                                                                    ==============================

Other income consists of the following:
          DECEMBER 31,                                                   2012          2011        2010
       ---------------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Asset management fees                                     $       1.6   $       1.5   $    1.6
          Reinsurance administration fee                                   17.3          16.8       17.6
          Miscellaneous income                                              1.1           1.4        7.0
                                                                    --------------------------------------
          Total other income                                        $      20.0   $      19.7   $   26.2
                                                                    ======================================

Other operating expenses consist of the following:
          DECEMBER 31,                                                   2012          2011        2010
       ---------------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Taxes, licenses and fees                                  $       5.3   $       6.2   $    6.2
          Commission expense                                                6.5           7.7       13.4
          Fees and operational services                                    37.9          37.1       34.2
          Salaries and benefits                                            11.5           9.8       10.7
          Legal and auditing                                                3.5           1.9        5.5
          Miscellaneous operating expenses                                  5.0           5.0        9.7
                                                                    --------------------------------------
          Total other operating expenses                            $      69.7   $      67.7   $   79.7
                                                                    ======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

17.  COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. The Company does not have direct lease commitments for the Southborough, MA location. Rental expenses for these operating leases amounted to $0.5, $0.5 and $0.5 million for the years ended 2012, 2011, and 2010, respectively. On April 19, 2007, the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2012, lease commitments relating to this lease were $27.3 thousand for 2013 and $9.1 thousand for 2014. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

The Company has operational servicing agreements with third party administrators for contract/policy administration over certain of the Company's fixed annuity, traditional life, universal life, variable annuity and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

As of December 31, 2012, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
      2013                     $         14.5
      2014                               14.0
      2015                               13.5
      2016                                4.3
      2017                                3.3
      2018 and thereafter                 3.0
                               ---------------
      Total                    $         52.6
                               ===============

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement, although several of the representatives and warranties have expired. THG has also agreed to indemnify Goldman Sachs for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the transferred business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of income.

19. RELATED PARTY TRANSACTIONS

The Company has administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management and distribution services. The Company recorded expenses for these agreements of $15.4, $14.1, and $10.1 million for the years ended December 31, 2012, 2011, and 2010, respectively, and had $0.7 and $0.4 million payable at December 31, 2012 and 2011, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

19. RELATED PARTY TRANSACTIONS (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Ariel Capital Re acting on behalf of, and for the benefit of a segregated account established by Ariel Capital Re. Under this agreement, Ariel Capital Re agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income from Ariel Capital Re of $13.8, $15.0 and $15.7 million for the years ended December 31, 2012, 2011 and 2010, respectively, and had $1.2 and $1.9 million receivable at December 31, 2012 and 2011, respectively.

Effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of fixed annuity business to an affiliate, Arrow Re. Under this agreement, Arrow Re agreed to pay the Company certain fees for the continued administration of the business. The Company recorded fee income from Arrow Re of $1.8 million for the year ended December 31, 2012 and had $0.5 million receivable at December 31, 2012.

The Company provides management services, administrative support, and use of Company facilities for affiliates and receives certain distribution and administration fees from affiliates. The Company recorded income from these agreements of $7.3, $7.5, and $7.9 million for the years ended December 31, 2012, 2011, and 2010, respectively, and had $0.8 and $0.9 million receivable at December 31, 2012 and 2011, respectively.

The Company has entered into several derivative transactions with affiliates, which resulted in expenses of $36.8 million for the year ended December 31, 2012, income of $28.1 million for the year ended December 31, 2011, and expenses of $7.8 million for the year ended December 31, 2010. The Company had affiliated derivatives payables of $283.4 million for the year ended December 31, 2012 and affiliated derivative receivables of $23.2 million for the year ended December 31, 2011. In December 2011, the Company entered into an agreement with an affiliate to purchase a $25.0 million secured note. Under the agreement, the secured note maintained an interest rate of 2.77%. In August 2012, the Company sold the note back to the same affiliate and recognized a pre-tax gain of $0.6 million, which is recorded within net realized capital gains within the Consolidated Statements of Income. The Company recognized interest income of $469.4 thousand and $30.8 thousand from the note for the years ended December 31, 2012 and 2011, respectively. This amount is recorded within net investment income within the Consolidated Statements of Income. At December 31, 2011, the amortized cost and fair value of the secured note were $25.0 and $24.8 million, respectively. These amounts are recorded within available-for-sale fixed maturities within the Consolidated Balance Sheets.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. For employees not deemed retirement eligible, unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.7, $0.3 and $0.1 million relating to RSUs for the years ended December 31, 2012, 2011 and 2010, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.


Statutory capital and surplus was as follows:                         (UNAUDITED)
          DECEMBER 31,                                                   2012           2011
       ---------------------------------------------------------- --------------- ----------------
          (IN MILLIONS)
          Commonwealth Annuity                                       $    327.4      $     374.6
          FAFLIC                                                          125.4             85.9

Statutory net (loss)/income was as follows:                          (UNAUDITED)
          FOR THE YEARS ENDED DECEMBER 31,                               2012           2011            2010
       ------------------------------------------------------------ ------------- ---------------- --------------
          (IN MILLIONS)
          Commonwealth Annuity                                       $     (7.4)     $     122.4     $    161.9
          FAFLIC                                                           19.6             19.5           37.1

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

21. SUBSEQUENT EVENT

In the second quarter of 2013, Goldman Sachs plans to contribute several of its insurance subsidiaries, including the Company, to Global Atlantic Financial Group ("GAFG"), a newly formed Cayman Islands company, and then sell approximately 80% of the ordinary shares of GAFG to third party investors. As a result of this transaction, the Company will become a wholly-owned subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of GAFG.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and
Life Insurance Company and the Contract Owners of
Separate Account VA-K of Commonwealth Annuity and
Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting Separate Account VA-K of Commonwealth Annuity and Life Insurance Company at December 31, 2012, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2012, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 18, 2013

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                      ALLIANCE-                             ALLIANCE-
                                                                    BERNSTEIN VPS        ALLIANCE-        BERNSTEIN VPS
                                                                      GROWTH AND       BERNSTEIN VPS        LARGE CAP
                                                                   INCOME PORTFOLIO   GROWTH PORTFOLIO   GROWTH PORTFOLIO
                                                                       CLASS B            CLASS B            CLASS B
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $     15,390,864   $          8,515   $      9,470,180
                                                                   ----------------   ----------------   ----------------
  Total assets                                                           15,390,864              8,515          9,470,180

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $     15,390,864   $          8,515   $      9,470,180
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                15,198,534              8,515          9,362,941
    Payout reserves                                                         192,330                 --            107,239
                                                                   ----------------   ----------------   ----------------
                                                                   $     15,390,864   $          8,515   $      9,470,180
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $     16,129,113   $          6,140   $      8,159,974
Underlying Fund shares held                                                 744,960                378            311,724

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                 11,609,639                 --         13,648,718
    Unit fair value, December 31, 2012                             $       1.299146                 --   $       0.682455

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                    166,212                 --            120,776
    Unit fair value, December 31, 2012                             $       1.157141                 --   $       0.887918

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --              9,052                 --
    Unit fair value, December 31, 2012                                           --   $       0.940688                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --   $       0.923891                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                     84,120                 --             33,377
    Unit fair value, December 31, 2012                             $       1.375328                 --   $       1.177420

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                        168                 --              7,871
    Unit fair value, December 31, 2012                             $       1.336527                 --   $       1.144227

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                      ALLIANCE-                            DELAWARE VIP
                                                                    BERNSTEIN VPS       ALLIANCE-         INTERNATIONAL
                                                                    SMALL/MID CAP      BERNSTEIN VPS      VALUE EQUITY
                                                                   VALUE PORTFOLIO    VALUE PORTFOLIO        SERIES
                                                                      CLASS B            CLASS B          STANDARD CLASS
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      4,860,331   $        986,986   $     14,502,818
                                                                   ----------------   ----------------   ----------------
    Total assets                                                          4,860,331            986,986         14,502,818

LIABILITIES:                                                                   --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $      4,860,331   $        986,986   $     14,502,818
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                 4,809,103            967,612         14,430,713
    Payout reserves                                                          51,228             19,374             72,105
                                                                   ----------------   ----------------   ----------------
                                                                   $      4,860,331   $        986,986   $     14,502,818
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      4,073,382   $      1,015,368   $     19,619,034
Underlying Fund shares held                                                 276,469             93,642          1,437,346

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  2,576,730            833,053          5,160,505
    Unit fair value, December 31, 2012                             $       1.859905   $       1.145418   $       2.796376

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                     27,545             16,916             46,803
    Unit fair value, December 31, 2012                             $       1.859795   $       1.145345   $       1.540605

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                      8,990             11,778                 --
    Unit fair value, December 31, 2012                             $       1.849842   $       1.139245   $       1.789631

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       1.800343   $       1.108761   $       1.739197

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                     DELAWARE VIP
                                                                       SMID CAP         DWS CAPITAL       DWS LARGE CAP
                                                                    GROWTH SERIES       GROWTH VIP          VALUE VIP
                                                                    SERVICE CLASS        CLASS A             CLASS A
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      3,826,269   $      2,588,208   $        990,947
                                                                   ----------------   ----------------   ----------------
    Total assets                                                          3,826,269          2,588,208            990,947

LIABILITIES:                                                                   --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $      3,826,269   $      2,588,208   $        990,947
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                 3,786,554          2,552,902            971,198
    Payout reserves                                                          39,715             35,306             19,749
                                                                   ----------------   ----------------   ----------------
                                                                   $      3,826,269   $      2,588,208   $        990,947
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      3,237,544   $      2,520,010   $        984,293
Underlying Fund shares held                                                 161,651            121,057             79,594

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  2,821,515          4,750,346            807,291
    Unit fair value, December 31, 2012                             $       1.336406   $       0.537105   $       1.201723

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                     21,919             40,445             18,919
    Unit fair value, December 31, 2012                             $       1.811893   $       0.872936   $       1.043881

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                      6,802              1,023                961
    Unit fair value, December 31, 2012                             $       2.332423   $       1.434454   $       1.099972

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       2.266732   $       1.394009   $       1.068947

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                                                           FIDELITY VIP
                                                                    DWS SMALL CAP      EATON VANCE VT    ASSET MANAGER(SM)
                                                                      INDEX VIP        FLOATING-RATE         PORTFOLIO
                                                                       CLASS A          INCOME FUND        INITIAL CLASS
                                                                   ----------------   ----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $         12,237   $      4,142,242   $      13,596,104
                                                                   ----------------   ----------------   -----------------
    Total assets                                                             12,237          4,142,242          13,596,104

LIABILITIES:                                                                     --                 --                  --
                                                                   ----------------   ----------------   -----------------
    Net assets                                                     $         12,237   $      4,142,242   $      13,596,104
                                                                   ================   ================   =================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                    12,237          4,048,591          13,516,361
    Payout reserves                                                              --             93,651              79,743
                                                                   ----------------   ----------------   -----------------
                                                                   $         12,237   $      4,142,242   $      13,596,104
                                                                   ================   ================   =================

Investments in shares of the Underlying Funds, at cost             $          9,793   $      4,078,035   $      13,176,388
Underlying Fund shares held                                                     902            437,869             896,249

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                         --          3,168,253           5,590,475
    Unit fair value, December 31, 2012                                           --   $       1.275830   $        2.417748

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                         --             73,406              60,184
    Unit fair value, December 31, 2012                                           --   $       1.275798   $        1.325005

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                      6,750                 --                  --
    Unit fair value, December 31, 2012                             $       1.812858                 --                  --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                  --
    Unit fair value, December 31, 2012                             $       1.780249                 --                  --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                         --              5,098                  --
    Unit fair value, December 31, 2012                                           --   $       1.262950   $        1.543390

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --                 --                  --
    Unit fair value, December 31, 2012                                           --   $       1.227319   $        1.499886

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                    FIDELITY VIP        FIDELITY VIP       FIDELITY VIP
                                                                    CONTRAFUND(R)      EQUITY-INCOME     GROWTH & INCOME
                                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                   SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $     14,849,123   $     67,434,719   $        136,148
                                                                   ----------------   ----------------   ----------------
    Total assets                                                         14,849,123         67,434,719            136,148

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $     14,849,123   $     67,434,719   $        136,148
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                14,653,912         67,035,815            136,148
    Payout reserves                                                         195,211            398,904                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $     14,849,123   $     67,434,719   $        136,148
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $     13,458,251   $     68,721,969   $        119,931
Underlying Fund shares held                                                 571,120          3,381,882              9,488

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  8,712,735         15,180,820                 --
    Unit fair value, December 31, 2012                             $       1.679713   $       4.407616                 --

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                    116,216            281,369                 --
    Unit fair value, December 31, 2012                             $       1.679722   $       1.417723                 --

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --            107,434
    Unit fair value, December 31, 2012                             $       1.780260                 --   $       1.267272

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       1.748381                 --   $       1.244644

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                     10,058             82,093                 --
    Unit fair value, December 31, 2012                             $       1.890788   $       1.473414                 --

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --              2,538                 --
    Unit fair value, December 31, 2012                             $       1.837539   $       1.431887                 --

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                     FIDELITY VIP
                                                                        GROWTH                             FIDELITY VIP
                                                                    OPPORTUNITIES      FIDELITY VIP        HIGH INCOME
                                                                      PORTFOLIO       GROWTH PORTFOLIO      PORTFOLIO
                                                                   SERVICE CLASS 2    INITIAL CLASS       INITIAL CLASS
                                                                   ----------------   ----------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      2,997,526   $     56,682,733   $     20,468,193
                                                                   ----------------   ----------------   ----------------
    Total assets                                                          2,997,526         56,682,733         20,468,193

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $      2,997,526   $     56,682,733   $     20,468,193
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                 2,995,560         56,229,081         20,286,265
    Payout reserves                                                           1,966            453,652            181,928
                                                                   ----------------   ----------------   ----------------
                                                                   $      2,997,526   $     56,682,733   $     20,468,193
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      2,505,743   $     46,313,737   $     24,835,299
Underlying Fund shares held                                                 138,774          1,347,984          3,522,925

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  3,184,042         14,323,566          6,326,532
    Unit fair value, December 31, 2012                             $       0.940804   $       3.924031   $       3.198251

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                      1,705            554,840            127,444
    Unit fair value, December 31, 2012                             $       1.153111   $       0.817627   $       1.427513

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                         --             14,509             11,436
    Unit fair value, December 31, 2012                             $       1.403017   $       1.317852   $       2.161909

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --              3,001             13,186
    Unit fair value, December 31, 2012                             $       1.363472   $       1.280705   $       2.101060

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                                                          FIDELITY VIP
                                                                                        FIDELITY VIP          VALUE
                                                                   FIDELITY VIP MID       OVERSEAS         STRATEGIES
                                                                     CAP PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                   SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      5,452,353   $     15,798,851   $      1,760,772
                                                                   ----------------   ----------------   ----------------
    Total assets                                                          5,452,353         15,798,851          1,760,772

LIABILITIES:                                                                   --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $      5,452,353   $     15,798,851   $      1,760,772
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                 5,351,391         15,656,260          1,760,772
    Payout reserves                                                         100,962            142,591                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $      5,452,353   $     15,798,851   $      1,760,772
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      5,124,555   $     17,869,411   $      1,464,650
Underlying Fund shares held                                                 181,866            981,905            157,493

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  2,462,337          6,754,526          1,071,921
    Unit fair value, December 31, 2012                             $       2.164555   $       2.317205   $       1.622438

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                     46,646            148,393                 --
    Unit fair value, December 31, 2012                             $       2.164431   $       0.960898   $       1.622296

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       2.563894                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       2.517947                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                      9,999              2,890             13,415
    Unit fair value, December 31, 2012                             $       2.152842   $       1.604962   $       1.613681

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       2.095261   $       1.559748   $       1.570481

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                   FT VIP FRANKLIN    FT VIP FRANKLIN
                                                                      GROWTH AND         LARGE CAP        FT VIP FRANKLIN
                                                                        INCOME            GROWTH          SMALL CAP VALUE
                                                                   SECURITIES FUND    SECURITIES FUND     SECURITIES FUND
                                                                        CLASS 2           CLASS 2             CLASS 2
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      2,720,572   $        483,894   $         21,405
                                                                   ----------------   ----------------   ----------------
    Total assets                                                          2,720,572            483,894             21,405

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $      2,720,572   $        483,894   $         21,405
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                 2,683,245            483,894              7,411
    Payout reserves                                                          37,327                 --             13,994
                                                                   ----------------   ----------------   ----------------
                                                                   $      2,720,572   $        483,894   $         21,405
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      2,727,823   $        410,794   $         17,305
Underlying Fund shares held                                                 218,344             29,870              1,174

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  2,012,103            399,532                 --
    Unit fair value, December 31, 2012                             $       1.333553   $       1.211153                 --

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                     33,895                 --              7,951
    Unit fair value, December 31, 2012                             $       1.101251   $       1.211150   $       1.760043

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       1.608186   $       1.204668   $       1.750553

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --                 --              4,350
    Unit fair value, December 31, 2012                             $       1.562864   $       1.172407   $       1.703693

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                   FT VIP FRANKLIN                           FT VIP
                                                                    SMALL-MID CAP      FT VIP MUTUAL       TEMPLETON
                                                                        GROWTH             SHARES            FOREIGN
                                                                   SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                                                        CLASS 2            CLASS 2           CLASS 2
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      9,023,441   $      3,130,350   $      5,285,787
                                                                   ----------------   ----------------   ----------------
    Total assets                                                          9,023,441          3,130,350          5,285,787

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $      9,023,441   $      3,130,350   $      5,285,787
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                 8,926,083          3,128,941          5,205,603
    Payout reserves                                                          97,358              1,409             80,184
                                                                   ----------------   ----------------   ----------------
                                                                   $      9,023,441   $      3,130,350   $      5,285,787
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      8,469,549   $      2,906,976   $      4,587,994
Underlying Fund shares held                                                 428,871            181,786            367,835

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  9,536,495          2,122,817          3,373,650
    Unit fair value, December 31, 2012                             $       0.933143   $       1.388053   $       1.535627

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                     80,179              1,015             52,218
    Unit fair value, December 31, 2012                             $       1.214253   $       1.387529   $       1.535558

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --             99,053                 --
    Unit fair value, December 31, 2012                                           --   $       1.626692                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                     16,498             15,378             13,033
    Unit fair value, December 31, 2012                             $       1.645826   $       1.380549   $       1.527337

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         10                 --              3,383
    Unit fair value, December 31, 2012                             $       1.599473   $       1.343618   $       1.486490

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                                                          GOLDMAN SACHS
                                                                                                            VIT GLOBAL
                                                                     GOLDMAN SACHS      GOLDMAN SACHS        MARKETS
                                                                    VIT CORE FIXED    VIT EQUITY INDEX    NAVIGATOR FUND
                                                                      INCOME FUND           FUND             SERVICE
                                                                    SERVICE SHARES     SERVICE SHARES       SHARES (c)
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $     36,193,973   $     65,249,031   $         10,830
                                                                   ----------------   ----------------   ----------------
    Total assets                                                         36,193,973         65,249,031             10,830

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $     36,193,973   $     65,249,031   $         10,830
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                35,713,984         62,407,210             10,830
    Payout reserves                                                         479,989          2,841,821                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $     36,193,973   $     65,249,031   $         10,830
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $     33,992,546   $     54,876,556   $         10,399
Underlying Fund shares held                                               3,326,652          6,190,610              1,045

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                 13,485,632         16,918,082             10,343
    Unit fair value, December 31, 2012                             $       2.643993   $       3.823353   $       1.047135

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                    287,919            389,055                 --
    Unit fair value, December 31, 2012                             $       1.667098   $       1.029690                 --

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                     40,821            118,082                 --
    Unit fair value, December 31, 2012                             $       1.422053   $       1.394172                 --

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         12                 --                 --
    Unit fair value, December 31, 2012                             $       1.381993   $       1.354901                 --

(c) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                                       GOLDMAN SACHS
                                                                    GOLDMAN SACHS        VIT GROWTH       GOLDMAN SACHS
                                                                    VIT GOVERNMENT     OPPORTUNITIES       VIT MID CAP
                                                                     INCOME FUND            FUND           VALUE FUND
                                                                    SERVICE SHARES     SERVICE SHARES    SERVICE SHARES
                                                                   ----------------- -----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $     18,419,397   $     32,245,587   $     37,232,788
                                                                   ----------------   ----------------   ----------------
    Total assets                                                         18,419,397         32,245,587         37,232,788

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $     18,419,397   $     32,245,587   $     37,232,788
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                18,177,474         32,095,823         36,922,210
    Payout reserves                                                         241,923            149,764            310,578
                                                                   ----------------   ----------------   ----------------
                                                                   $     18,419,397   $     32,245,587   $     37,232,788
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $     17,961,771   $     33,317,294   $     37,419,862
Underlying Fund shares held                                               1,740,964          4,653,043          2,425,589

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  7,814,680          6,560,266          7,939,061
    Unit fair value, December 31, 2012                             $       2.307823   $       4.889132   $       4.646360

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                    151,433             68,682            117,702
    Unit fair value, December 31, 2012                             $       1.597555   $       2.180555   $       2.638688

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                     18,338              8,652             11,508
    Unit fair value, December 31, 2012                             $       1.366904   $       2.521255   $       2.079747

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                     88,460                 --              5,214
    Unit fair value, December 31, 2012                             $       1.328388   $       2.450206   $       2.021119

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                                                          GOLDMAN SACHS
                                                                     GOLDMAN SACHS     GOLDMAN SACHS      VIT STRATEGIC
                                                                       VIT MONEY       VIT STRATEGIC      INTERNATIONAL
                                                                      MARKET FUND       GROWTH FUND        EQUITY FUND
                                                                    SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $     23,667,204   $     49,904,545   $     24,405,250
                                                                   ----------------   ----------------   ----------------
    Total assets                                                         23,667,204         49,904,545         24,405,250

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $     23,667,204   $     49,904,545   $     24,405,250
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                21,205,955         49,544,239         24,231,564
    Payout reserves                                                       2,461,249            360,306            173,686
                                                                   ----------------   ----------------   ----------------
                                                                   $     23,667,204   $     49,904,545   $     24,405,250
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $     23,667,204   $     36,176,628   $     29,821,368
Underlying Fund shares held                                              23,667,204          3,603,216          2,847,754

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                 16,132,011         20,316,666         14,436,086
    Unit fair value, December 31, 2012                             $       1.435713   $       2.435309   $       1.670596

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                    336,227            482,321            204,410
    Unit fair value, December 31, 2012                             $       1.093081   $       0.747026   $       0.849697

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       1.150938                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       1.130380                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                     83,518             48,578             77,198
    Unit fair value, December 31, 2012                             $       1.016350   $       1.294546   $       1.244552

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                     54,539              3,174             15,394
    Unit fair value, December 31, 2012                             $       0.987536   $       1.258080   $       1.209436

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                    GOLDMAN SACHS         INVESCO          INVESCO V.I.
                                                                    VIT STRUCTURED       V.I. CORE         GLOBAL HEALTH
                                                                   U.S. EQUITY FUND      EQUITY FUND        CARE FUND
                                                                    SERVICE SHARES     SERIES I SHARES    SERIES I SHARES
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $     41,516,709   $      4,854,399   $      3,797,967
                                                                   ----------------   ----------------   ----------------
    Total assets                                                         41,516,709          4,854,399          3,797,967

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $     41,516,709   $      4,854,399   $      3,797,967
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                38,212,158          4,731,429          3,739,539
    Payout reserves                                                       3,304,551            122,970             58,428
                                                                   ----------------   ----------------   ----------------
                                                                   $     41,516,709   $      4,854,399   $      3,797,967
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $     51,210,526   $      4,381,300   $      3,166,002
Underlying Fund shares held                                               3,414,203            161,062            180,856

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                 14,659,930          5,364,899          2,864,495
    Unit fair value, December 31, 2012                             $       2.801198   $       0.879923   $       1.302039

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                    534,248            120,264             42,314
    Unit fair value, December 31, 2012                             $       0.827760   $       1.022505   $       1.380823

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --   $       1.270611                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --   $       1.247736                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                      4,927              8,274              6,970
    Unit fair value, December 31, 2012                             $       1.179684   $       1.271264   $       1.413888

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                      2,879                171                 --
    Unit fair value, December 31, 2012                             $       1.146415   $       1.235411   $       1.374058

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                     INVESCO VAN                           INVESCO VAN
                                                                     KAMPEN V.I.        INVESCO VAN        KAMPEN V.I.
                                                                       AMERICAN       KAMPEN V.I. MID         VALUE
                                                                    FRANCHISE FUND       CAP GROWTH       OPPORTUNITIES
                                                                       SERIES I        FUND SERIES II     FUND SERIES II
                                                                    SHARES (a) (b)       SHARES (b)          SHARES (a)
                                                                   ----------------- -----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      4,607,938   $        320,341   $      3,415,913
                                                                   ----------------   ----------------   ----------------
    Total assets                                                          4,607,938            320,341          3,415,913

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $      4,607,938   $        320,341   $      3,415,913
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                 4,543,528            320,341          3,334,218
    Payout reserves                                                          64,410                 --             81,695
                                                                   ----------------   ----------------   ----------------
                                                                   $      4,607,938   $        320,341   $      3,415,913
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      4,714,008   $        325,133   $      3,863,323
Underlying Fund shares held                                                 127,010             81,929            483,156

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  5,024,831            248,347          3,290,466
    Unit fair value, December 31, 2012                             $       0.890860   $       1.289894   $       1.008680

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                     72,314                 --             80,996
    Unit fair value, December 31, 2012                             $       0.890688   $       1.289889   $       1.008631

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                     57,968                 --              6,955
    Unit fair value, December 31, 2012                             $       1.156426   $       1.282937   $       1.003245

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         64                 --              8,411
    Unit fair value, December 31, 2012                             $       1.123805   $       1.248605   $       0.976407

(a) Name change. See Note 1.
(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                                                            JANUS ASPEN
                                                                                                             OVERSEAS
                                                                      JANUS ASPEN       JANUS ASPEN          PORTFOLIO
                                                                   FORTY PORTFOLIO    JANUS PORTFOLIO         SERVICE
                                                                    SERVICE SHARES    SERVICE SHARES          SHARES
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $          2,864   $      4,890,705   $         17,998
                                                                   ----------------   ----------------   ----------------
    Total assets                                                              2,864          4,890,705             17,998

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $          2,864   $      4,890,705   $         17,998
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                     2,864          4,867,151             17,998
    Payout reserves                                                              --             23,554                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $          2,864   $      4,890,705   $         17,998
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $          1,353   $      4,552,751   $         13,471
Underlying Fund shares held                                                      71            187,168                486

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                         --          6,403,407                 --
    Unit fair value, December 31, 2012                                           --   $       0.749716                 --

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                         --             25,308                 --
    Unit fair value, December 31, 2012                                           --   $       0.930676                 --

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                      1,985                 --             10,641
    Unit fair value, December 31, 2012                             $       1.442968                 --   $       1.691405

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       1.417064                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                         --             49,173                 --
    Unit fair value, December 31, 2012                                           --   $       1.350641                 --

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --   $       1.312574                 --

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                    MFS(R) MID CAP       MFS(R) NEW        MFS(R) TOTAL
                                                                    GROWTH SERIES     DISCOVERY SERIES    RETURN SERIES
                                                                    SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        470,606   $      2,799,408   $      4,098,711
                                                                   ----------------   ----------------   ----------------
    Total assets                                                            470,606          2,799,408          4,098,711

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $        470,606   $      2,799,408   $      4,098,711
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                   470,606          2,795,670          3,924,943
    Payout reserves                                                              --              3,738            173,768
                                                                   ----------------   ----------------   ----------------
                                                                   $        470,606   $      2,799,408   $      4,098,711
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        392,749   $      2,492,596   $      3,728,844
Underlying Fund shares held                                                  73,763            186,503            207,006

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                    438,846          1,738,469          2,857,899
    Unit fair value, December 31, 2012                             $       1.065728   $       1.608123   $       1.373367

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                         --              2,324            126,530
    Unit fair value, December 31, 2012                                           --   $       1.607922   $       1.373330

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                      2,751                 --                 --
    Unit fair value, December 31, 2012                             $       1.059927   $       1.599413   $       1.365960

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       1.031576   $       1.556641   $       1.329427

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                                                            OPPENHEIMER
                                                                                        OPPENHEIMER           CAPITAL
                                                                   MFS(R) UTILITIES       BALANCED         APPRECIATION
                                                                        SERIES            FUND/VA             FUND/VA
                                                                    SERVICE CLASS      SERVICE SHARES     SERVICE SHARES
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      3,361,970   $        876,343   $      1,602,069
                                                                   ----------------   ----------------   ----------------
    Total assets                                                          3,361,970            876,343          1,602,069

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $      3,361,970   $        876,343   $      1,602,069
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                 3,356,728            873,187          1,587,027
    Payout reserves                                                           5,242              3,156             15,042
                                                                   ----------------   ----------------   ----------------
                                                                   $      3,361,970   $        876,343   $      1,602,069
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      3,017,466   $        855,196   $      1,148,999
Underlying Fund shares held                                                 123,194             70,844             35,873

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  1,197,647            796,062          1,349,877
    Unit fair value, December 31, 2012                             $       2.802769   $       1.096883   $       1.165912

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                      1,871              2,877             12,903
    Unit fair value, December 31, 2012                             $       2.802232   $       1.096990   $       1.165806

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                         --                 --             11,373
    Unit fair value, December 31, 2012                             $       2.787658   $       1.090992   $       1.159604

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       2.713107   $       1.061782   $       1.128612

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                     OPPENHEIMER        OPPENHEIMER
                                                                        GLOBAL        GLOBAL STRATEGIC     OPPENHEIMER
                                                                      SECURITIES       INCOME FUND/VA      MAIN STREET
                                                                       FUND/VA             SERVICE          FUND(R)/VA
                                                                    SERVICE SHARES        SHARES (b)      SERVICE SHARES
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      3,680,910   $      1,363,887   $        713,440
                                                                   ----------------   ----------------   ----------------
    Total assets                                                          3,680,910          1,363,887            713,440

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $      3,680,910   $      1,363,887   $        713,440
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                 3,530,443          1,360,084            713,440
    Payout reserves                                                         150,467              3,803                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $      3,680,910   $      1,363,887   $        713,440
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      2,865,307   $      1,341,465   $        553,108
Underlying Fund shares held                                                 114,137            235,559             30,002

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  2,059,994          3,227,078            545,931
    Unit fair value, December 31, 2012                             $       1.707147   $       0.420731   $       1.282621

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                     88,151              9,039                 --
    Unit fair value, December 31, 2012                             $       1.706926   $       0.420736                 --

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                      8,087              5,621             10,361
    Unit fair value, December 31, 2012                             $       1.697909   $       0.418465   $       1.275717

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                             $       1.652508   $       0.407299   $       1.241576

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2012

                                                                       PIONEER
                                                                       EMERGING         PIONEER REAL
                                                                     MARKETS VCT       ESTATE SHARES      T. ROWE PRICE
                                                                      PORTFOLIO         VCT PORTFOLIO     INTERNATIONAL
                                                                       CLASS II            CLASS II       STOCK PORTFOLIO
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      7,767,951   $      6,857,654   $     14,945,426
                                                                   ----------------   ----------------   ----------------
    Total assets                                                          7,767,951          6,857,654         14,945,426

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
    Net assets                                                     $      7,767,951   $      6,857,654   $     14,945,426
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                                                 7,688,818          6,651,523         14,861,693
    Payout reserves                                                          79,133            206,131             83,733
                                                                   ----------------   ----------------   ----------------
                                                                   $      7,767,951   $      6,857,654   $     14,945,426
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      6,883,856   $      5,719,954   $     14,570,593
Underlying Fund shares held                                                 304,029            344,087          1,075,211

Units outstanding and unit fair values by distribution category:

Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2012                                  3,706,035          2,333,629          8,696,357
    Unit fair value, December 31, 2012                             $       2.069283   $       2.850291   $       1.697109

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2012                                     27,386             71,797             85,344
    Unit fair value, December 31, 2012                             $       2.889504   $       2.871040   $       0.981121

Directed Advisory Solutions:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2012                                         --                 --                 --
    Unit fair value, December 31, 2012                                           --                 --                 --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2012                                      5,862                 --             63,289
    Unit fair value, December 31, 2012                             $       3.408670   $       2.732840   $       1.627103

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2012                                         --                 --                 32
    Unit fair value, December 31, 2012                             $       3.312567   $       2.655808   $       1.581319

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                        ALLIANCE-                     ALLIANCE-       ALLIANCE-
                                                      BERNSTEIN VPS     ALLIANCE-   BERNSTEIN VPS   BERNSTEIN VPS     ALLIANCE-
                                                        GROWTH AND   BERNSTEIN VPS    LARGE CAP     SMALL/MID CAP   BERNSTEIN VPS
                                                          INCOME         GROWTH         GROWTH          VALUE           VALUE
                                                         PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                          CLASS B       CLASS B        CLASS B         CLASS B         CLASS B
                                                      -------------  -------------  -------------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                          $     195,999  $          --  $       3,026   $      14,309   $      19,967

EXPENSES:
   Mortality and expense risk fees                          191,859             42        127,338          64,248          14,628
   Administrative expense fees                               30,689             12         20,366          10,279           2,339
                                                      -------------  -------------  -------------   -------------   -------------
     Total expenses                                         222,548             54        147,704          74,527          16,967
                                                      -------------  -------------  -------------   -------------   -------------

     Net investment income (loss)                           (26,549)           (54)      (144,678)        (60,218)          3,000
                                                      -------------  -------------  -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions                                    --             --             --         158,276              --
   Net realized gain (loss) from sales of investments      (336,116)            16        251,275         156,359         (26,678)
                                                      -------------  -------------  -------------   -------------   -------------
     Net realized gain (loss)                              (336,116)            16        251,275         314,635         (26,678)
   Change in unrealized gain (loss)                       2,565,950          1,008      1,290,594         534,588         178,678
                                                      -------------  -------------  -------------   -------------   -------------
     Net realized and unrealized gain (loss)              2,229,834          1,024      1,541,869         849,223         152,000
                                                      -------------  -------------  -------------   -------------   -------------
     Net increase (decrease) in net assets from
      operations                                      $   2,203,285  $         970  $   1,397,191   $     789,005   $     155,000
                                                      =============  =============  =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                      DELAWARE VIP
                                                      INTERNATIONAL   DELAWARE VIP
                                                      VALUE EQUITY      SMID CAP
                                                         SERIES      GROWTH SERIES   DWS CAPITAL    DWS LARGE CAP   DWS SMALL CAP
                                                        STANDARD        SERVICE       GROWTH VIP      VALUE VIP       INDEX VIP
                                                         CLASS           CLASS         CLASS A         CLASS A         CLASS A
                                                      -------------  -------------  -------------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                          $     366,778  $         296  $      24,962   $      19,278   $         102

EXPENSES:
   Mortality and expense risk fees                          182,437         47,001         35,159          12,798              58
   Administrative expense fees                               29,190          7,518          5,625           2,049              17
                                                      -------------  -------------  -------------   -------------   -------------
     Total expenses                                         211,627         54,519         40,784          14,847              75
                                                      -------------  -------------  -------------   -------------   -------------

     Net investment income (loss)                           155,151        (54,223)       (15,822)          4,431              27
                                                      -------------  -------------  -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions                                    --        200,368             --              --               3
   Net realized gain (loss) from sales of investments      (972,380)        93,341          4,490          (7,438)             14
                                                      -------------  -------------  -------------   -------------   -------------
     Net realized gain (loss)                              (972,380)       293,709          4,490          (7,438)             17
   Change in unrealized gain (loss)                       2,672,862         66,638        388,011          81,700           1,600
                                                      -------------  -------------  -------------   -------------   -------------
     Net realized and unrealized gain (loss)              1,700,482        360,347        392,501          74,262           1,617
                                                      -------------  -------------  -------------   -------------   -------------
     Net increase (decrease) in net assets from
      operations                                      $   1,855,633  $     306,124  $     376,679   $      78,693   $       1,644
                                                      =============  =============  =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                                    FIDELITY VIP
                                                                     FIDELITY VIP   FIDELITY VIP                       GROWTH &
                                                          EATON          ASSET      CONTRAFUND(R)   FIDELITY VIP       INCOME
                                                         VANCE VT     MANAGER(SM)     PORTFOLIO     EQUITY-INCOME     PORTFOLIO
                                                      FLOATING-RATE    PORTFOLIO       SERVICE        PORTFOLIO        SERVICE
                                                       INCOME FUND   INITIAL CLASS     CLASS 2      INITIAL CLASS      CLASS 2
                                                      -------------  -------------  -------------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                          $     197,505  $     208,006  $     167,019   $   2,065,189   $       2,706

EXPENSES:
   Mortality and expense risk fees                           59,197        179,245        200,975         860,977             648
   Administrative expense fees                                9,470         28,679         32,154         137,744             195
                                                      -------------  -------------  -------------   -------------   -------------
     Total expenses                                          68,667        207,924        233,129         998,721             843
                                                      -------------  -------------  -------------   -------------   -------------

     Net investment income (loss)                           128,838             82        (66,110)      1,066,468           1,863
                                                      -------------  -------------  -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions                                57,704         99,596             --       4,305,835              65
   Net realized gain (loss) from sales of investments        15,234         40,172        276,144        (171,336)             76
                                                      -------------  -------------  -------------   -------------   -------------
     Net realized gain (loss)                                72,938        139,768        276,144       4,134,499             141
   Change in unrealized gain (loss)                          64,609      1,337,437      2,011,358       4,708,335          18,252
                                                      -------------  -------------  -------------   -------------   -------------
     Net realized and unrealized gain (loss)                137,547      1,477,205      2,287,502       8,842,834          18,393
                                                      -------------  -------------  -------------   -------------   -------------
     Net increase (decrease) in net assets from
      operations                                      $     266,385  $   1,477,287  $   2,221,392   $   9,909,302   $      20,256
                                                      =============  =============  =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                       FIDELITY VIP                                   FIDELITY
                                                          GROWTH                                       VIP MID
                                                      OPPORTUNITIES   FIDELITY VIP   FIDELITY VIP        CAP        FIDELITY VIP
                                                        PORTFOLIO        GROWTH      HIGH INCOME      PORTFOLIO       OVERSEAS
                                                         SERVICE       PORTFOLIO      PORTFOLIO        SERVICE        PORTFOLIO
                                                         CLASS 2     INITIAL CLASS  INITIAL CLASS      CLASS 2      INITIAL CLASS
                                                      -------------  -------------  -------------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                          $       4,580  $     343,942  $   1,159,129   $      21,191   $     297,872

EXPENSES:
   Mortality and expense risk fees                           31,888        744,530        258,236          76,693         190,888
   Administrative expense fees                                5,103        119,123         41,302          12,270          30,542
                                                      -------------  -------------  -------------   -------------   -------------
     Total expenses                                          36,991        863,653        299,538          88,963         221,430
                                                      -------------  -------------  -------------   -------------   -------------

     Net investment income (loss)                           (32,411)      (519,711)       859,591         (67,772)         76,442
                                                      -------------  -------------  -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions                                    --             --             --         436,554          51,257
   Net realized gain (loss) from sales of investments       111,330      1,377,232       (640,129)        214,640        (477,648)
                                                      -------------  -------------  -------------   -------------   -------------
     Net realized gain (loss)                               111,330      1,377,232       (640,129)        651,194        (426,391)
   Change in unrealized gain (loss)                         253,430      6,396,096      2,198,796         186,031       3,020,125
                                                      -------------  -------------  -------------   -------------   -------------
     Net realized and unrealized gain (loss)                364,760      7,773,328      1,558,667         837,225       2,593,734
                                                      -------------  -------------  -------------   -------------   -------------
     Net increase (decrease) in net assets from
      operations                                      $     332,349  $   7,253,617  $   2,418,258   $     769,453   $   2,670,176
                                                      =============  =============  =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                         FT VIP         FT VIP          FT VIP         FT VIP
                                                      FIDELITY VIP      FRANKLIN       FRANKLIN        FRANKLIN       FRANKLIN
                                                          VALUE        GROWTH AND     LARGE CAP       SMALL CAP     SMALL-MID CAP
                                                        STRATEGIES       INCOME         GROWTH           VALUE          GROWTH
                                                        PORTFOLIO      SECURITIES     SECURITIES      SECURITIES     SECURITIES
                                                         SERVICE          FUND           FUND            FUND           FUND
                                                         CLASS 2         CLASS 2        CLASS 2         CLASS 2        CLASS 2
                                                      -------------  -------------  -------------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                          $       6,219  $      67,528  $       4,337   $         160   $          --

EXPENSES:
   Mortality and expense risk fees                           21,730         29,928          6,584             275         119,495
   Administrative expense fees                                3,475          4,788          1,054              40          19,116
                                                      -------------  -------------  -------------   -------------   -------------
     Total expenses                                          25,205         34,716          7,638             315         138,611
                                                      -------------  -------------  -------------   -------------   -------------

     Net investment income (loss)                           (18,986)        32,812         (3,301)           (155)       (138,611)
                                                      -------------  -------------  -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions                                    --             --             --              --         666,782
   Net realized gain (loss) from sales of investments        61,607         (9,659)        16,049             215         144,561
                                                      -------------  -------------  -------------   -------------   -------------
     Net realized gain (loss)                                61,607         (9,659)        16,049             215         811,343
   Change in unrealized gain (loss)                         340,277        209,555         43,243           3,015         193,747
                                                      -------------  -------------  -------------   -------------   -------------
     Net realized and unrealized gain (loss)                401,884        199,896         59,292           3,230       1,005,090
                                                      -------------  -------------  -------------   -------------   -------------
     Net increase (decrease) in net assets from
      operations                                      $     382,898  $     232,708  $      55,991   $       3,075   $     866,479
                                                      =============  =============  =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                                  GOLDMAN SACHS
                                                                        FT VIP      GOLDMAN SACHS  GOLDMAN SACHS   VIT GLOBAL
                                                      FT VIP MUTUAL    TEMPLETON       VIT CORE         VIT         MARKETS
                                                          SHARES        FOREIGN         FIXED      EQUITY INDEX     NAVIGATOR
                                                        SECURITIES     SECURITIES    INCOME FUND       FUND            FUND
                                                           FUND          FUND          SERVICE        SERVICE        SERVICE
                                                          CLASS 2       CLASS 2         SHARES        SHARES        SHARES (c)
                                                      -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                          $      68,155  $     150,086  $     857,219  $   1,194,431  $          --

EXPENSES:
   Mortality and expense risk fees                           41,985         62,922        477,787        849,052             29
   Administrative expense fees                                6,824         10,063         76,442        135,836              5
                                                      -------------  -------------  -------------  -------------  -------------
     Total expenses                                          48,809         72,985        554,229        984,888             34
                                                      -------------  -------------  -------------  -------------  -------------

     Net investment income (loss)                            19,346         77,101        302,990        209,543            (34)
                                                      -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions                                    --             --             --             --             15
   Net realized gain (loss) from sales of investments        41,516         59,631        317,924      1,558,932              3
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized gain (loss)                                41,516         59,631        317,924      1,558,932             18
   Change in unrealized gain (loss)                         365,310        637,932      1,298,642      7,054,470            431
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized and unrealized gain (loss)                406,826        697,563      1,616,566      8,613,402            449
                                                      -------------  -------------  -------------  -------------  -------------
     Net increase (decrease) in net assets from
      operations                                      $     426,172  $     774,664  $   1,919,556  $   8,822,945  $         415
                                                      =============  =============  =============  =============  =============

(c) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                      GOLDMAN SACHS
                                                           VIT       GOLDMAN SACHS  GOLDMAN SACHS  GOLDMAN SACHS  GOLDMAN SACHS
                                                        GOVERNMENT     VIT GROWTH    VIT MID CAP     VIT MONEY    VIT STRATEGIC
                                                       INCOME FUND   OPPORTUNITIES   VALUE FUND     MARKET FUND    GROWTH FUND
                                                         SERVICE     FUND SERVICE      SERVICE       SERVICE         SERVICE
                                                         SHARES         SHARES         SHARES        SHARES          SHARES
                                                      -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                          $     148,438  $          --  $     346,953  $       1,550  $     225,726

EXPENSES:
   Mortality and expense risk fees                          249,078        409,186        476,832        321,084        640,890
   Administrative expense fees                               39,784         65,468         76,287         51,340        102,537
                                                      -------------  -------------  -------------  -------------  -------------
     Total expenses                                         288,862        474,654        553,119        372,424        743,427
                                                      -------------  -------------  -------------  -------------  -------------

     Net investment income (loss)                          (140,424)      (474,654)      (206,166)      (370,874)      (517,701)
                                                      -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions                               567,639      2,746,846             --             --             --
   Net realized gain (loss) from sales of investments       197,322        (55,847)      (448,531)            --      1,818,115
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized gain (loss)                               764,961      2,690,999       (448,531)            --      1,818,115
   Change in unrealized gain (loss)                        (366,883)     3,046,969      6,447,081             --      7,040,256
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized and unrealized gain (loss)                398,078      5,737,968      5,998,550             --      8,858,371
                                                      -------------  -------------  -------------  -------------  -------------
     Net increase (decrease) in net assets from
      operations                                      $     257,654  $   5,263,314  $   5,792,384  $    (370,874) $   8,340,670
                                                      =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                     GOLDMAN SACHS
                                                      GOLDMAN SACHS      VIT                        INVESCO V.I.   INVESCO V.I.
                                                      VIT STRATEGIC   STRUCTURED     INVESCO V.I.     CAPITAL         CORE
                                                      INTERNATIONAL      U.S.         CAPITAL       DEVELOPMENT      EQUITY
                                                       EQUITY FUND    EQUITY FUND   APPRECIATION       FUND           FUND
                                                         SERVICE        SERVICE     FUND SERIES I    SERIES II      SERIES I
                                                         SHARES         SHARES       SHARES (b)      SHARES (b)      SHARES
                                                      -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends                                           $     440,903  $     644,433  $          --  $          --  $      46,477

EXPENSES:
  Mortality and expense risk fees                           304,614        534,287         16,754          1,310         56,362
  Administrative expense fees                                48,724         85,483          2,678            210          9,015
                                                      -------------  -------------  -------------  -------------  -------------
     Total expenses                                         353,338        619,770         19,432          1,520         65,377
                                                      -------------  -------------  -------------  -------------  -------------

     Net investment income (loss)                            87,565         24,663        (19,432)        (1,520)       (18,900)
                                                      -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Capital gain distributions                                     --             --             --             --             --
  Net realized gain (loss) from sales of investments     (1,265,772)    (1,709,144)      (127,572)        30,543         37,319
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized gain (loss)                            (1,265,772)    (1,709,144)      (127,572)        30,543         37,319
  Change in unrealized gain (loss)                        5,443,533      6,689,556        707,171         11,101        487,634
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized and unrealized gain (loss)              4,177,761      4,980,412        579,599         41,644        524,953
                                                      -------------  -------------  -------------  -------------  -------------
     Net increase (decrease) in net assets from
      operations                                      $   4,265,326  $   5,005,075  $     560,167  $      40,124  $     506,053
                                                      =============  =============  =============  =============  =============

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                     INVESCO VAN     INVESCO VAN    INVESCO VAN
                                                                      KAMPEN V.I.      KAMPEN       KAMPEN V.I.
                                                       INVESCO V.I.    AMERICAN        V.I. MID       VALUE        JANUS ASPEN
                                                      GLOBAL HEALTH    FRANCHISE     CAP GROWTH    OPPORTUNITIES     FORTY
                                                        CARE FUND        FUND           FUND           FUND        PORTFOLIO
                                                        SERIES I       SERIES I       SERIES II      SERIES II       SERVICE
                                                         SHARES      SHARES (a)(b)    SHARES (b)     SHARES (a)      SHARES
                                                      -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends                                           $          --  $          --  $          --  $      43,514  $          16

EXPENSES:
  Mortality and expense risk fees                            42,377         44,134          2,601         55,738             14
  Administrative expense fees                                 6,780          7,057            416          8,913              4
                                                      -------------  -------------  -------------  -------------  -------------
     Total expenses                                          49,157         51,191          3,017         64,651             18
                                                      -------------  -------------  -------------  -------------  -------------

     Net investment income (loss)                           (49,157)       (51,191)        (3,017)       (21,137)            (2)
                                                      -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Capital gain distributions                                     --             --             96             --             --
  Net realized gain (loss) from sales of investments         78,633        (20,155)          (830)      (375,021)            10
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized gain (loss)                                78,633        (20,155)          (734)      (375,021)            10
  Change in unrealized gain (loss)                          544,975         41,062         (4,792)     1,091,208            529
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized and unrealized gain (loss)                623,608         20,907         (5,526)       716,187            539
                                                      -------------  -------------  -------------  -------------  -------------
     Net increase (decrease) in net assets from
      operations                                      $     574,451  $     (30,284) $      (8,543) $     695,050  $         537
                                                      =============  =============  =============  =============  =============

(a) Name change. See Note 1.
(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                       JANUS ASPEN    JANUS ASPEN       MFS(R)       MFS(R) NEW
                                                          JANUS        OVERSEAS        MID CAP       DISCOVERY
                                                        PORTFOLIO      PORTFOLIO    GROWTH SERIES      SERIES      MFS(R) TOTAL
                                                         SERVICE        SERVICE        SERVICE         SERVICE    RETURN SERIES
                                                          SHARES        SHARES          CLASS          CLASS      SERVICE CLASS
                                                      -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends                                           $      22,272  $         105  $          --  $          --  $     135,700

EXPENSES:
  Mortality and expense risk fees                            65,498             85          6,977         35,912         62,803
  Administrative expense fees                                10,474             26          1,117          5,745         10,049
                                                      -------------  -------------  -------------  -------------  -------------
     Total expenses                                          75,972            111          8,094         41,657         72,852
                                                      -------------  -------------  -------------  -------------  -------------

     Net investment income (loss)                           (53,700)            (6)        (8,094)       (41,657)        62,848
                                                      -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Capital gain distributions                                 88,628          1,830             --        275,931             --
  Net realized gain (loss) from sales of investments         44,653             33         29,507         79,820        145,018
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized gain (loss)                               133,281          1,863         29,507        355,751        145,018
  Change in unrealized gain (loss)                          734,529            135         55,915        192,248        249,564
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized and unrealized gain (loss)                867,810          1,998         85,422        547,999        394,582
                                                      -------------  -------------  -------------  -------------  -------------
     Net increase (decrease) in net assets from
      operations                                      $     814,110  $       1,992  $      77,328  $     506,342  $     457,430
                                                      =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                                    OPPENHEIMER
                                                                                     OPPENHEIMER    OPPENHEIMER      GLOBAL
                                                          MFS(R)      OPPENHEIMER      CAPITAL        GLOBAL        STRATEGIC
                                                        UTILITIES       BALANCED    APPRECIATION    SECURITIES       INCOME
                                                          SERIES        FUND/VA        FUND/VA        FUND/VA        FUND/VA
                                                         SERVICE        SERVICE        SERVICE        SERVICE        SERVICE
                                                          CLASS         SHARES          SHARES        SHARES        SHARES (b)
                                                      -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends                                           $     216,161  $      20,250  $       6,622  $      73,072  $          --

EXPENSES:
  Mortality and expense risk fees                            42,517         17,788         21,098         47,154          3,066
  Administrative expense fees                                 6,802          2,845          3,375          7,545            490
                                                      -------------  -------------  -------------  -------------  -------------
     Total expenses                                          49,319         20,633         24,473         54,699          3,556
                                                      -------------  -------------  -------------  -------------  -------------

     Net investment income (loss)                           166,842           (383)       (17,851)        18,373         (3,556)
                                                      -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Capital gain distributions                                     --             --             --             --             --
  Net realized gain (loss) from sales of investments         51,422        (11,478)        82,710        141,494            482
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized gain (loss)                                51,422        (11,478)        82,710        141,494            482
  Change in unrealized gain (loss)                          148,008        160,118        131,993        497,068         22,422
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized and unrealized gain (loss)                199,430        148,640        214,703        638,562         22,904
                                                      -------------  -------------  -------------  -------------  -------------
     Net increase (decrease) in net assets from
      operations                                      $     366,272  $     148,257  $     196,852  $     656,935  $      19,348
                                                      =============  =============  =============  =============  =============

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                       OPPENHEIMER    OPPENHEIMER       PIONEER
                                                       HIGH INCOME    MAIN STREET      EMERGING     PIONEER REAL  T. ROWE PRICE
                                                         FUND/VA       FUND(R)/VA    MARKETS VCT   ESTATE SHARES  INTERNATIONAL
                                                         SERVICE        SERVICE       PORTFOLIO    VCT PORTFOLIO     STOCK
                                                        SHARES (b)      SHARES          CLASS II       CLASS II     PORTFOLIO
                                                      -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends                                           $     222,230  $       4,769  $      17,433  $     150,486  $     181,912

EXPENSES:
  Mortality and expense risk fees                            14,376          9,240        105,422         88,883        190,452
  Administrative expense fees                                 2,299          1,478         16,864         14,221         30,463
                                                      -------------  -------------  -------------  -------------  -------------
     Total expenses                                          16,675         10,718        122,286        103,104        220,915
                                                      -------------  -------------  -------------  -------------  -------------

     Net investment income (loss)                           205,555         (5,949)      (104,853)        47,382        (39,003)
                                                      -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Capital gain distributions                                     --             --        257,887             --             --
  Net realized gain (loss) from sales of investments     (1,686,594)        39,604        157,826        308,986        (91,308)
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized gain (loss)                            (1,686,594)        39,604        415,713        308,986        (91,308)
  Change in unrealized gain (loss)                        1,629,894         71,668        472,732        589,129      2,480,387
                                                      -------------  -------------  -------------  -------------  -------------
     Net realized and unrealized gain (loss)                (56,700)       111,272        888,445        898,115      2,389,079
                                                      -------------  -------------  -------------  -------------  -------------
     Net increase (decrease) in net assets from
      operations                                      $     148,855  $     105,323  $     783,592  $     945,497  $   2,350,076
                                                      =============  =============  =============  =============  =============

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                          ALLIANCEBERNSTEIN VPS                                           ALLIANCEBERNSTEIN VPS
                                                GROWTH AND            ALLIANCEBERNSTEIN VPS GROWTH             LARGE CAP
                                            INCOME PORTFOLIO                 PORTFOLIO                      GROWTH PORTFOLIO
                                                 CLASS B                      CLASS B                          CLASS B
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (26,549)  $     (58,421)  $         (54)  $         (50)  $    (144,678)  $    (157,318)
   Net realized gain (loss)               (336,116)       (943,547)             16              11         251,275         112,200
   Change in unrealized gain (loss)      2,565,950       1,795,504           1,008              62       1,290,594        (426,960)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations               2,203,285         793,536             970              23       1,397,191        (472,078)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    23,234          18,682              --              --          41,694           5,972
   Withdrawals                          (1,882,601)     (2,309,249)             --              --      (1,168,112)     (1,319,770)
   Contract benefits                      (215,549)       (288,158)             --              --        (186,692)       (174,654)
   Contract charges                         (9,636)        (10,835)             (6)             (5)         (6,757)         (7,622)
   Transfers                               375,924      (1,150,307)             --              --        (577,893)       (629,553)
   Other transfers from (to) the
    General Account                          1,082          37,429              --              --             210           8,677
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (1,707,546)     (3,702,438)             (6)             (5)     (1,897,550)     (2,116,950)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                 495,739      (2,908,902)            964              18        (500,359)     (2,589,028)

 NET ASSETS:
   Beginning of year                    14,895,125      17,804,027           7,551           7,533       9,970,539      12,559,567
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $  15,390,864   $  14,895,125   $       8,515   $       7,551   $   9,470,180   $   9,970,539
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           ALLIANCEBERNSTEIN                                                DELAWARE VIP
                                             VPS SMALL/MID            ALLIANCEBERNSTEIN VPS VALUE        INTERNATIONAL VALUE
                                         CAP VALUE PORTFOLIO                 PORTFOLIO                      EQUITY SERIES
                                               CLASS B                        CLASS B                       STANDARD CLASS
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (60,218)  $     (69,695)  $       3,000   $      (3,467)  $     155,151   $     (36,985)
   Net realized gain (loss)                314,635         145,280         (26,678)        (43,820)       (972,380)       (776,099)
   Change in unrealized gain (loss)        534,588        (638,769)        178,678         (16,049)      2,672,862      (1,773,852)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 789,005        (563,184)        155,000         (63,336)      1,855,633      (2,586,936)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     3,783           4,092             889           2,555          20,817          24,123
   Withdrawals                            (411,496)       (691,896)       (104,560)       (135,941)     (1,475,764)     (2,082,936)
   Contract benefits                       (67,177)       (113,822)        (32,387)        (18,317)       (110,007)        (91,861)
   Contract charges                         (3,103)         (3,218)           (435)           (530)         (9,977)        (11,538)
   Transfers                              (616,693)        213,555        (228,204)        (42,847)       (294,988)        (83,947)
   Other transfers from (to) the
    General Account                         11,689          16,345             240           5,373          18,565          16,842
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (1,082,997)       (574,944)       (364,457)       (189,707)     (1,851,354)     (2,229,317)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                (293,992)     (1,138,128)       (209,457)       (253,043)          4,279      (4,816,253)

 NET ASSETS:
   Beginning of year                     5,154,323       6,292,451       1,196,443       1,449,486      14,498,539      19,314,792
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   4,860,331   $   5,154,323   $     986,986   $   1,196,443   $  14,502,818   $  14,498,539
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                      DELAWARE VIP SMID CAP GROWTH
                                              SERIES                     DWS CAPITAL GROWTH VIP          DWS LARGE CAP VALUE VIP
                                           SERVICE CLASS                          CLASS A                        CLASS A
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (54,223)  $     (23,183)  $     (15,822)  $     (27,872)  $       4,431   $      (9,928)
   Net realized gain (loss)                293,709         299,565           4,490         (35,201)         (7,438)         (9,960)
   Change in unrealized gain (loss)         66,638         (63,415)        388,011        (319,814)         81,700         (75,046)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 306,124         212,967         376,679        (382,887)         78,693         (94,934)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     6,618           6,679           4,880           7,491           1,581           1,148
   Withdrawals                            (227,783)       (417,202)       (263,926)       (161,532)        (86,929)        (92,296)
   Contract benefits                        (5,795)        (60,654)        (13,625)        (17,641)         (1,309)        (20,497)
   Contract charges                         (1,507)         (1,599)         (1,951)         (1,300)           (677)           (455)
   Transfers                               470,829         250,378        (163,212)      3,202,866          35,195       1,170,537
   Other transfers from (to) the
    General Account                          1,380           2,340           1,612             754              (6)            896
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                           243,742        (220,058)       (436,222)      3,030,638         (52,145)      1,059,333
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                 549,866          (7,091)        (59,543)      2,647,751          26,548         964,399

 NET ASSETS:
   Beginning of year                     3,276,403       3,283,494       2,647,751              --         964,399              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   3,826,269   $   3,276,403   $   2,588,208   $   2,647,751   $     990,947   $     964,399
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                             FIDELITY VIP
                                                                                                           ASSET MANAGER(SM)
                                        DWS SMALL CAP INDEX VIP       EATON VANCE VT FLOATING-RATE             PORTFOLIO
                                                CLASS A                      INCOME FUND                    INITIAL CLASS
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $          27   $          70   $     128,838   $     136,446   $          82   $      64,610
   Net realized gain (loss)                     17            (136)         72,938          14,425         139,768          55,531
   Change in unrealized gain (loss)          1,600          (3,133)         64,609        (108,903)      1,337,437        (721,904)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                   1,644          (3,199)        266,385          41,968       1,477,287        (601,763)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        --              --             450           1,112          53,933          22,972
   Withdrawals                                  --          (6,449)       (439,707)       (568,687)     (1,260,926)     (1,715,260)
   Contract benefits                            --         (12,632)        (12,943)         (9,627)       (410,539)       (251,392)
   Contract charges                             (9)             (8)         (1,226)         (1,320)         (9,573)        (10,803)
   Transfers                                    --              --        (803,351)      1,068,395        (529,366)        165,628
   Other transfers from (to) the
    General Account                             --              --             (50)              5          21,968          49,734
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                                (9)        (19,089)     (1,256,827)        489,878      (2,134,503)     (1,739,121)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                   1,635         (22,288)       (990,442)        531,846        (657,216)     (2,340,884)

 NET ASSETS:
   Beginning of year                        10,602          32,890       5,132,684       4,600,838      14,253,320      16,594,204
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $      12,237   $      10,602   $   4,142,242   $   5,132,684   $  13,596,104   $  14,253,320
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                       FIDELITY VIP CONTRAFUND(R)     FIDELITY VIP EQUITY-INCOME     FIDELITY VIP GROWTH & INCOME
                                               PORTFOLIO                     PORTFOLIO                          PORTFOLIO
                                            SERVICE CLASS 2                INITIAL CLASS                     SERVICE CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (66,110)  $    (131,322)  $   1,066,468   $     684,411   $       1,863   $       1,107
   Net realized gain (loss)                276,144          18,783       4,134,499        (716,045)            141              (7)
   Change in unrealized gain (loss)      2,011,358        (594,055)      4,708,335        (191,419)         18,252            (293)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations               2,221,392        (706,594)      9,909,302        (223,053)         20,256             807
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    29,813          28,193         180,786         207,614              --              --
   Withdrawals                          (1,748,871)     (2,299,381)     (7,046,605)     (7,698,250)             --              --
   Contract benefits                      (167,057)       (116,053)     (1,134,695)     (1,207,526)             --              --
   Contract charges                         (6,479)         (7,541)        (57,384)        (62,361)            (16)            (16)
   Transfers                            (1,651,547)       (232,627)     (1,874,806)     (2,709,554)             --              --
   Other transfers from (to) the
    General Account                         17,335           6,428          32,770         153,997              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (3,526,806)     (2,620,981)     (9,899,934)    (11,316,080)            (16)            (16)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                              (1,305,414)     (3,327,575)          9,368     (11,539,133)         20,240             791

NET ASSETS:
   Beginning of year                    16,154,537      19,482,112      67,425,351      78,964,484         115,908         115,117
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $  14,849,123   $  16,154,537   $  67,434,719   $  67,425,351   $     136,148   $     115,908
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                              FIDELITY VIP
                                         GROWTH OPPORTUNITIES                                          FIDELITY VIP HIGH INCOME
                                               PORTFOLIO             FIDELITY VIP GROWTH PORTFOLIO            PORTFOLIO
                                            SERVICE CLASS 2                   INITIAL CLASS                 INITIAL CLASS
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (32,411)  $     (29,941)  $    (519,711)  $    (695,668)  $     859,591   $   1,063,927
   Net realized gain (loss)                111,330          73,590       1,377,232       1,299,052        (640,129)     (1,014,508)
   Change in unrealized gain (loss)        253,430         (29,852)      6,396,096      (1,114,713)      2,198,796         479,114
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 332,349          13,797       7,253,617        (511,329)      2,418,258         528,533
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     2,139             240         213,590         266,719          44,578          56,407
   Withdrawals                            (181,884)       (166,704)     (5,391,551)     (6,617,134)     (2,154,407)     (2,343,895)
   Contract benefits                       (16,127)        (37,690)       (529,747)       (702,790)       (272,566)       (439,918)
   Contract charges                         (1,062)         (1,112)        (59,062)        (64,579)        (14,931)        (16,438)
   Transfers                               881,497          96,633      (1,138,230)     (1,671,513)        660,645          88,940
   Other transfers from (to) the
    General Account                             (9)          3,395          21,797          65,312          20,321           1,415
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                           684,554        (105,238)     (6,883,203)     (8,723,985)     (1,716,360)     (2,653,489)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                               1,016,903         (91,441)        370,414      (9,235,314)        701,898      (2,124,956)

 NET ASSETS:
   Beginning of year                     1,980,623       2,072,064      56,312,319      65,547,633      19,766,295      21,891,251
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   2,997,526   $   1,980,623   $  56,682,733   $  56,312,319   $  20,468,193   $  19,766,295
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                             FIDELITY VIP
                                              FIDELITY VIP MID                 FIDELITY VIP                VALUE STRATEGIES
                                               CAP PORTFOLIO               OVERSEAS PORTFOLIO                  PORTFOLIO
                                              SERVICE CLASS 2                 INITIAL CLASS                 SERVICE CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (67,772)  $    (112,492)  $      76,442   $     (19,495)  $     (18,986)  $     (14,518)
   Net realized gain (loss)                651,194         207,380        (426,391)       (257,822)         61,607          27,972
   Change in unrealized gain (loss)        186,031      (1,042,131)      3,020,125      (2,986,559)        340,277        (201,930)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 769,453        (947,243)      2,670,176      (3,263,876)        382,898        (188,476)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     2,882           4,938          48,895          34,981           1,482           2,912
   Withdrawals                            (976,705)     (1,111,518)     (1,452,224)     (1,866,214)       (116,258)       (236,383)
   Contract benefits                       (50,570)        (40,182)       (144,297)       (128,805)        (19,946)        (40,122)
   Contract charges                         (2,964)         (3,862)        (14,271)        (16,945)           (771)           (870)
   Transfers                              (628,411)       (411,139)        231,032          44,555        (108,720)        (65,570)
   Other transfers from (to) the
    General Account                         16,483           4,443           3,510          12,992             230           3,209
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (1,639,285)     (1,557,320)     (1,327,355)     (1,919,436)       (243,983)       (336,824)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                (869,832)     (2,504,563)      1,342,821      (5,183,312)        138,915        (525,300)

 NET ASSETS:
   Beginning of year                     6,322,185       8,826,748      14,456,030      19,639,342       1,621,857       2,147,157
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   5,452,353   $   6,322,185   $  15,798,851   $  14,456,030   $   1,760,772   $   1,621,857
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                            FT VIP FRANKLIN                 FT VIP FRANKLIN                 FT VIP FRANKLIN
                                           GROWTH AND INCOME               LARGE CAP GROWTH                 SMALL CAP VALUE
                                            SECURITIES FUND                 SECURITIES FUND                 SECURITIES FUND
                                                 CLASS 2                        CLASS 2                         CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      32,812   $      35,863   $      (3,301)  $      (4,682)  $        (155)  $        (235)
   Net realized gain (loss)                 (9,659)        (53,386)         16,049          15,486             215           3,046
   Change in unrealized gain (loss)        209,555          21,762          43,243         (25,282)          3,015          (3,092)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 232,708           4,239          55,991         (14,478)          3,075            (281)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     1,493             395             360             300              --              --
   Withdrawals                            (154,355)       (214,450)        (56,788)       (104,002)             --         (14,481)
   Contract benefits                        (1,359)        (16,174)             --              --            (367)           (356)
   Contract charges                         (1,024)         (1,111)           (298)           (343)             (3)             (9)
   Transfers                               592,358         584,728         (41,263)        (40,863)           (793)           (944)
   Other transfers from (to) the
    General Account                            172           1,153            (261)           (243)            (38)            (21)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                           437,285         354,541         (98,250)       (145,151)         (1,201)        (15,811)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                 669,993         358,780         (42,259)       (159,629)          1,874         (16,092)

 NET ASSETS:
   Beginning of year                     2,050,579       1,691,799         526,153         685,782          19,531          35,623
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   2,720,572   $   2,050,579   $     483,894   $     526,153   $      21,405   $      19,531
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                     FT VIP FRANKLIN SMALL-MID CAP       FT VIP MUTUAL SHARES         FT VIP TEMPLETON FOREIGN
                                         GROWTH SECURITIES FUND            SECURITIES FUND                 SECURITIES FUND
                                                 CLASS 2                        CLASS 2                       CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $    (138,611)  $    (162,071)  $      19,346   $      34,672   $      77,101   $      15,290
   Net realized gain (loss)                811,343         224,565          41,516         (25,138)         59,631         147,571
   Change in unrealized gain (loss)        193,747        (691,056)        365,310        (117,130)        637,932        (860,973)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 866,479        (628,562)        426,172        (107,596)        774,664        (698,112)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    12,682          12,133           1,418             541           3,963           2,924
   Withdrawals                          (1,017,961)     (1,324,251)       (404,528)       (469,142)       (490,704)       (700,878)
   Contract benefits                      (207,251)       (142,709)        (76,053)        (14,081)       (174,447)        (67,228)
   Contract charges                         (6,004)         (6,958)         (1,826)         (2,278)         (2,633)         (3,083)
   Transfers                               (91,937)       (625,194)       (412,351)          5,472         216,206        (270,024)
   Other transfers from (to) the
    General Account                          6,476          10,630         (11,773)         14,013            (301)          7,136
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (1,303,995)     (2,076,349)       (905,113)       (465,475)       (447,916)     (1,031,153)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                (437,516)     (2,704,911)       (478,941)       (573,071)        326,748      (1,729,265)

 NET ASSETS:
   Beginning of year                     9,460,957      12,165,868       3,609,291       4,182,362       4,959,039       6,688,304
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   9,023,441   $   9,460,957   $   3,130,350   $   3,609,291   $   5,285,787   $   4,959,039
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                             GOLDMAN SACHS                    GOLDMAN SACHS
                                     GOLDMAN SACHS VIT CORE FIXED          VIT EQUITY INDEX                VIT GLOBAL MARKETS
                                             INCOME FUND                         FUND                         NAVIGATOR FUND
                                           SERVICE SHARES                   SERVICE SHARES                  SERVICE SHARES (c)
                                     -----------------------------   -----------------------------   ------------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     302,990   $     441,718   $     209,543   $      86,130   $         (34)  $          --
   Net realized gain (loss)                317,924          25,947       1,558,932         688,346              18              --
   Change in unrealized gain (loss)      1,298,642       1,794,790       7,054,470        (533,633)            431              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations               1,919,556       2,262,455       8,822,945         240,843             415              --
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    76,896          64,754         182,175         150,850              --              --
   Withdrawals                          (4,482,454)     (5,688,005)     (6,450,137)     (7,008,854)            (63)             --
   Contract benefits                    (1,111,679)       (536,150)     (1,263,644)     (1,099,155)             --              --
   Contract charges                        (20,548)        (23,390)        (58,148)        (62,922)             (6)             --
   Transfers                              (389,332)     (1,502,720)     (2,399,038)       (934,201)         10,484              --
   Other transfers from (to) the
    General Account                         20,883          17,672           8,607         115,203              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (5,906,234)     (7,667,839)     (9,980,185)     (8,839,079)         10,415              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                              (3,986,678)     (5,405,384)     (1,157,240)     (8,598,236)         10,830              --

 NET ASSETS:
   Beginning of year                    40,180,651      45,586,035      66,406,271      75,004,507              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $  36,193,973   $  40,180,651   $  65,249,031   $  66,406,271   $      10,830   $          --
                                     =============   =============   =============   =============   =============   =============

 (c) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                      GOLDMAN SACHS VIT GOVERNMENT      GOLDMAN SACHS VIT GROWTH          GOLDMAN SACHS VIT
                                               INCOME FUND                 OPPORTUNITIES FUND            MID CAP VALUE FUND
                                             SERVICE SHARES                  SERVICE SHARES                SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012              2011          2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $    (140,424)  $    (126,788)  $    (474,654)  $    (507,142)  $    (206,166)  $    (408,991)
   Net realized gain (loss)                764,961       1,152,379       2,690,999         112,106        (448,531)       (749,506)
   Change in unrealized gain (loss)       (366,883)         53,846       3,046,969      (1,313,922)      6,447,081      (2,140,598)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 257,654       1,079,437       5,263,314      (1,708,958)      5,792,384      (3,299,095)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    73,933          35,481          44,648          47,151          86,003          63,295
   Withdrawals                          (2,514,954)     (3,127,898)     (3,246,176)     (3,810,649)     (4,377,262)     (4,570,276)
   Contract benefits                      (622,820)       (278,310)       (297,695)       (248,557)       (402,173)       (439,566)
   Contract charges                        (10,654)        (12,125)        (24,611)        (26,636)        (27,480)        (30,893)
   Transfers                              (196,077)     (3,124,236)       (352,461)     (2,058,060)     (1,288,704)     (1,796,843)
   Other transfers from (to) the
    General Account                          7,592          26,335           4,315          48,202          15,326          48,304
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (3,262,980)     (6,480,753)     (3,871,980)     (6,048,549)     (5,994,290)     (6,725,979)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                              (3,005,326)     (5,401,316)      1,391,334      (7,757,507)       (201,906)    (10,025,074)

 NET ASSETS:
   Beginning of year                    21,424,723      26,826,039      30,854,253      38,611,760      37,434,694      47,459,768
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $  18,419,397   $  21,424,723   $  32,245,587   $  30,854,253   $  37,232,788   $  37,434,694
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                        GOLDMAN SACHS VIT MONEY            GOLDMAN SACHS VIT          GOLDMAN SACHS VIT STRATEGIC
                                              MARKET FUND                STRATEGIC GROWTH FUND         INTERNATIONAL EQUITY FUND
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $    (370,874)  $    (432,027)  $    (517,701)  $    (665,559)  $      87,565   $     431,281
   Net realized gain (loss)                     --              --       1,818,115       1,239,371      (1,265,772)       (972,457)
   Change in unrealized gain (loss)             --              --       7,040,256      (2,822,348)      5,443,533      (4,138,970)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                (370,874)       (432,027)      8,340,670      (2,248,536)      4,265,326      (4,680,146)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    84,633          74,237         150,525         176,918          77,086          52,888
   Withdrawals                          (4,390,823)     (7,227,034)     (4,751,618)     (5,212,699)     (2,695,623)     (3,158,072)
   Contract benefits                      (813,723)     (1,158,177)       (561,180)       (559,775)       (397,825)       (233,245)
   Contract charges                        (20,925)        (23,118)        (56,315)        (60,374)        (20,426)        (23,958)
   Transfers                               659,622        (178,220)     (1,504,455)     (1,321,888)       (552,213)       (271,229)
   Other transfers from (to) the
    General Account                      1,369,034       3,476,766          27,417          78,772           4,637          18,651
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (3,112,182)     (5,035,546)     (6,695,626)     (6,899,046)     (3,584,364)     (3,614,965)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                              (3,483,056)     (5,467,573)      1,645,044      (9,147,582)        680,962      (8,295,111)

NET ASSETS:
   Beginning of year                    27,150,260      32,617,833      48,259,501      57,407,083      23,724,288      32,019,399
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $  23,667,204   $  27,150,260   $  49,904,545   $  48,259,501   $  24,405,250   $  23,724,288
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           GOLDMAN SACHS VIT            INVESCO V.I. CAPITAL           INVESCO V.I. CAPITAL
                                            STRUCTURED U.S.                 APPRECIATION                    DEVELOPMENT
                                              EQUITY FUND                       FUND                           FUND
                                            SERVICE SHARES               SERIES I SHARES (b)           SERIES II SHARES (b)
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      24,663   $     (11,839)  $     (19,432)  $     (59,278)  $      (1,520)  $      (5,485)
   Net realized gain (loss)             (1,709,144)     (2,961,665)       (127,572)        (80,068)         30,543           6,470
   Change in unrealized gain (loss)      6,689,556       4,103,435         707,171        (262,440)         11,101         (27,413)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations               5,005,075       1,129,931         560,167        (401,786)         40,124         (26,428)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    90,370         135,892           3,421           8,332             568           1,650
   Withdrawals                          (3,572,233)     (4,360,385)       (269,669)       (594,627)        (12,611)        (70,137)
   Contract benefits                      (983,864)       (882,990)         (2,551)        (38,969)             --         (43,930)
   Contract charges                        (37,527)        (40,410)         (1,087)         (3,282)            (64)           (182)
   Transfers                              (380,351)     (1,476,852)     (4,113,684)        (83,060)       (356,259)         28,484
   Other transfers from (to) the
    General Account                         (2,279)         69,391           1,863           6,910              56           6,939
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (4,885,884)     (6,555,354)     (4,381,707)       (704,696)       (368,310)        (77,176)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                 119,191      (5,425,423)     (3,821,540)     (1,106,482)       (328,186)       (103,604)

NET ASSETS:
   Beginning of year                    41,397,518      46,822,941       3,821,540       4,928,022         328,186         431,790
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $  41,516,709   $  41,397,518   $          --   $   3,821,540   $          --   $     328,186
                                     =============   =============   =============   =============   =============   =============

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                       INVESCO V.I. GLOBAL HEALTH       INVESCO VAN KAMPEN V.I.
                                     INVESCO V.I. CORE EQUITY FUND            CARE FUND                 AMERICAN FRANCHISE FUND
                                            SERIES I SHARES                SERIES I SHARES              SERIES I SHARES (a) (b)
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (18,900)  $     (23,531)  $     (49,157)  $     (46,566)  $     (51,191)  $     (11,105)
   Net realized gain (loss)                 37,319          27,273          78,633          58,921         (20,155)        (36,334)
   Change in unrealized gain (loss)        487,634         (50,972)        544,975          96,075          41,062        (147,134)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 506,053         (47,230)        574,451         108,430         (30,284)       (194,573)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     6,579           7,877           8,728           8,593           8,693           2,388
   Withdrawals                            (377,377)       (474,785)       (369,389)       (377,619)       (377,008)       (148,462)
   Contract benefits                       (65,332)       (104,622)        (21,825)        (61,114)        (38,860)         (4,762)
   Contract charges                         (2,482)         (2,882)         (2,320)         (2,542)         (2,311)           (491)
   Transfers                               806,709         (48,250)        718,954        (122,898)      4,095,133       1,298,297
   Other transfers from (to) the
    General Account                            322           9,348           2,505           2,278             181              (3)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                           368,419        (613,314)        336,653        (553,302)      3,685,828       1,146,967
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                 874,472        (660,544)        911,104        (444,872)      3,655,544         952,394

NET ASSETS:
   Beginning of year                     3,979,927       4,640,471       2,886,863       3,331,735         952,394              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   4,854,399   $   3,979,927   $   3,797,967   $   2,886,863   $   4,607,938   $     952,394
                                     =============   =============   =============   =============   =============   =============

(a)  Name change. See Note 1.
(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                        INVESCO VAN KAMPEN V.I.
                                                MID CAP              INVESCO VAN KAMPEN V.I. VALUE
                                              GROWTH FUND                OPPORTUNITIES FUND           JANUS ASPEN FORTY PORTFOLIO
                                         SERIES II SHARES (b)           SERIES II SHARES (a)              SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (3,017)  $          --   $     (21,137)  $     (47,133)  $          (2)  $         (76)
   Net realized gain (loss)                   (734)             --        (375,021)       (311,179)             10           4,470
   Change in unrealized gain (loss)         (4,792)             --       1,091,208         109,789             529          (6,336)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                  (8,543)             --         695,050        (248,523)            537          (1,942)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     1,110              --           3,331           3,319              --              --
   Withdrawals                             (18,084)             --        (541,406)       (731,410)             --          (5,440)
   Contract benefits                            --              --        (133,788)        (10,998)             --         (11,005)
   Contract charges                            (98)             --          (2,068)         (2,349)             (2)             (2)
   Transfers                               345,817              --      (1,424,977)       (280,088)             --              --
   Other transfers from (to) the
    General Account                            139              --             153           5,351              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                           328,884              --      (2,098,755)     (1,016,175)             (2)        (16,447)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                 320,341              --      (1,403,705)     (1,264,698)            535         (18,389)

NET ASSETS:
   Beginning of year                            --              --       4,819,618       6,084,316           2,329          20,718
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     320,341   $          --   $   3,415,913   $   4,819,618   $       2,864   $       2,329
                                     =============   =============   =============   =============   =============   =============

(a)  Name change. See Note 1.
(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                            JANUS ASPEN
                                      JANUS ASPEN JANUS PORTFOLIO        OVERSEAS PORTFOLIO          MFS(R) MID CAP GROWTH SERIES
                                            SERVICE SHARES                 SERVICE SHARES                  SERVICE CLASS
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (53,700)  $     (61,432)  $          (6)  $         (57)  $      (8,094)  $     (10,089)
   Net realized gain (loss)                133,281         (38,755)          1,863             273          29,507          18,586
   Change in unrealized gain (loss)        734,529        (310,970)            135          (8,028)         55,915         (55,924)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 814,110        (411,157)          1,992          (7,812)         77,328         (47,427)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     6,013           5,935              --              --             104             596
   Withdrawals                            (515,393)       (784,899)             --              --         (68,135)       (103,858)
   Contract benefits                       (24,203)        (78,674)             --              --         (19,121)             --
   Contract charges                         (3,922)         (4,527)            (11)            (14)           (349)           (423)
   Transfers                              (561,791)       (101,860)             --              --         (90,608)        (47,280)
   Other transfers from (to) the
    General Account                          2,000           8,258              --              --              --             434
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (1,097,296)       (955,767)            (11)            (14)       (178,109)       (150,531)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                (283,186)     (1,366,924)          1,981          (7,826)       (100,781)       (197,958)

NET ASSETS:
   Beginning of year                     5,173,891       6,540,815          16,017          23,843         571,387         769,345
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   4,890,705   $   5,173,891   $      17,998   $      16,017   $     470,606   $     571,387
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                      MFS(R) NEW DISCOVERY SERIES     MFS(R) TOTAL RETURN SERIES       MFS(R) UTILITIES SERIES
                                             SERVICE CLASS                  SERVICE CLASS                  SERVICE CLASS
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (41,657)  $     (46,998)  $      62,848   $      50,291   $     166,842   $      52,810
   Net realized gain (loss)                355,751         569,035         145,018          41,734          51,422          73,024
   Change in unrealized gain (loss)        192,248        (902,144)        249,564         (84,308)        148,008          39,729
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 506,342        (380,107)        457,430           7,717         366,272         165,563
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     1,060           1,155             644             131             606           1,303
   Withdrawals                            (153,247)       (304,371)       (443,205)       (750,287)       (310,685)       (443,544)
   Contract benefits                       (26,499)        (39,965)       (104,140)        (18,769)        (40,574)       (101,873)
   Contract charges                           (721)           (832)         (1,856)         (2,020)         (1,265)         (1,218)
   Transfers                              (219,721)        209,652      (1,116,507)         29,694         103,370         182,033
   Other transfers from (to) the
    General Account                          6,971           5,582          21,382           5,959          21,447              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                          (392,157)       (128,779)     (1,643,682)       (735,292)       (227,101)       (363,299)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                                 114,185        (508,886)     (1,186,252)       (727,575)        139,171        (197,736)

NET ASSETS:
   Beginning of year                     2,685,223       3,194,109       5,284,963       6,012,538       3,222,799       3,420,535
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   2,799,408   $   2,685,223   $   4,098,711   $   5,284,963   $   3,361,970   $   3,222,799
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                          OPPENHEIMER CAPITAL
                                                                               APPRECIATION          OPPENHEIMER GLOBAL SECURITIES
                                      OPPENHEIMER BALANCED FUND/VA               FUND/VA                         FUND/VA
                                              SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $        (383)  $      10,288   $     (17,851)  $     (25,823)  $      18,373   $     (16,662)
   Net realized gain (loss)                (11,478)        (13,495)         82,710         105,219         141,494         188,596
   Change in unrealized gain (loss)        160,118         (15,569)        131,993        (131,334)        497,068        (587,383)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 148,257         (18,776)        196,852         (51,938)        656,935        (415,449)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     1,786           4,836             985           1,503           5,270           7,299
   Withdrawals                             (27,754)        (99,315)       (174,137)       (277,418)       (365,725)       (838,837)
   Contract benefits                        (6,286)         (9,001)         (7,026)        (14,496)        (48,176)        (28,718)
   Contract charges                           (500)           (582)           (640)           (756)         (1,393)         (1,744)
   Transfers                              (922,261)         43,824         (84,668)        (83,452)       (365,145)        (72,778)
   Other transfers from (to) the
    General Account                              5            (327)          1,139             758             564           2,845
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                          (955,010)        (60,565)       (264,347)       (373,861)       (774,605)       (931,933)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    ass                                   (806,753)        (79,341)        (67,495)       (425,799)       (117,670)     (1,347,382)

NET ASSETS:
   Beginning of year                     1,683,096       1,762,437       1,669,564       2,095,363       3,798,580       5,145,962
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     876,343   $   1,683,096   $   1,602,069   $   1,669,564   $   3,680,910   $   3,798,580
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                     OPPENHEIMER GLOBAL STRATEGIC           OPPENHEIMER HIGH               OPPENHEIMER MAIN
                                            INCOME FUND/VA                   INCOME FUND/VA                STREET FUND(R)/VA
                                          SERVICE SHARES (b)               SERVICE SHARES (b)               SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (3,556)  $          --   $     205,555   $     132,059   $      (5,949)  $      (7,165)
   Net realized gain (loss)                    482              --      (1,686,594)       (539,138)         39,604          46,349
   Change in unrealized gain (loss)         22,422              --       1,629,894         357,663          71,668         (54,541)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                  19,348              --         148,855         (49,416)        105,323         (15,357)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       300              --             111           1,471             223             233
   Withdrawals                             (53,387)             --        (140,486)       (206,673)        (93,449)       (149,426)
   Contract benefits                       (47,138)             --         (42,245)        (22,101)         (6,116)       (106,596)
   Contract charges                            (76)             --            (526)           (741)           (603)           (640)
   Transfers                             1,444,841              --      (1,327,950)       (160,024)       (127,382)         79,468
   Other transfers from (to) the
    General Account                             (1)             --             286             728             122             228
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                         1,344,539              --      (1,510,810)       (387,340)       (227,205)       (176,733)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                               1,363,887              --      (1,361,955)       (436,756)       (121,882)       (192,090)

NET ASSETS:
   Beginning of year                            --              --       1,361,955       1,798,711         835,322       1,027,412
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   1,363,887   $          --   $          --   $   1,361,955   $     713,440   $     835,322
                                     =============   =============   =============   =============   =============   =============

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                            PIONEER REAL
                                     PIONEER EMERGING MARKETS VCT         ESTATE SHARES VCT
                                               PORTFOLIO                      PORTFOLIO               T. ROWE PRICE INTERNATIONAL
                                               CLASS II                        CLASS II                     STOCK PORTFOLIO
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012             2011           2012             2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $    (104,853)  $    (165,091)  $      47,382   $      52,340   $     (39,003)  $       1,441
   Net realized gain (loss)                415,713         451,346         308,986         102,016         (91,308)            250
   Change in unrealized gain (loss)        472,732      (3,331,185)        589,129         414,607       2,480,387      (2,488,553)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from operations                 783,592      (3,044,930)        945,497         568,963       2,350,076      (2,486,862)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    11,732          23,570           4,417          22,689          14,521          15,916
   Withdrawals                            (705,344)     (1,251,982)       (553,547)       (707,663)     (1,403,455)     (1,626,789)
   Contract benefits                       (95,944)       (122,950)        (74,072)       (153,838)        (96,263)       (235,368)
   Contract charges                         (4,350)         (5,420)         (3,310)         (3,658)        (10,056)        (11,786)
   Transfers                            (1,122,284)         33,776        (239,764)        (98,756)       (796,488)       (173,400)
   Other transfers from (to) the
    General Account                          7,426           8,469          31,472           3,886          11,738          20,349
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets from contract
    transactions                        (1,908,764)     (1,314,537)       (834,804)       (937,340)     (2,280,003)     (2,011,078)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
    assets                              (1,125,172)     (4,359,467)        110,693        (368,377)         70,073      (4,497,940)

NET ASSETS:
   Beginning of year                     8,893,123      13,252,590       6,746,961       7,115,338      14,875,353      19,373,293
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   7,767,951   $   8,893,123   $   6,857,654   $   6,746,961   $  14,945,426   $  14,875,353
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K (the "Separate Account"), which funds the Commonwealth Annuity Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Commonwealth Annuity Immediate Advantage, Commonwealth Annuity Premier Choice, and Commonwealth Annuity Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on November 1, 1990, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Sixty-one Sub-Accounts are currently offered by the Separate Account, of which fifty-seven had activity during the year. Four Sub-Accounts had no Contract Owner activity and zero balances at December 31, 2012. The four Sub-Accounts are as follows:

SUB-ACCOUNTS
DWS Equity 500 Index VIP Class A
DWS Government & Agency Securities VIP Class A
Janus Aspen Enterprise Portfolio Service Shares
Pioneer Fund VCT Portfolio Class II

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Delaware VIP Trust
DWS Investment VIT Funds
DWS Variable Series I
DWS Variable Series II
Eaton Vance Variable Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust
Oppenheimer Variable Account Funds

SEPARATE ACCOUNT VA-K

NOTE 1 - ORGANIZATION (CONTINUED)

FUND GROUPS (CONTINUED)
Pioneer Variable Contracts Trust
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The following Underlying Funds were renamed as indicated:

DATE               NEW NAME                                          OLD NAME
----               --------                                          --------
April 30, 2012     Invesco Van Kampen V.I. American Franchise Fund   Invesco Van Kampen V.I. Capital Growth
                     Series I Shares                                   Fund Series I Shares
April 30, 2012     Invesco Van Kampen V.I. Value Opportunities       Invesco V.I. Basic Value Fund Series II
                     Fund Series II Shares                             Shares

     The following Underlying Funds were merged as indicated:

DATE               SURVIVING FUND                                    CLOSED FUND
----               --------------                                    -----------
April 27, 2012     Invesco Van Kampen V.I. Capital Growth Fund       Invesco V.I. Capital Appreciation
                     Series I Shares                                   Fund Series I Shares
April 27, 2012     Invesco Van Kampen V.I. Mid Cap Growth Fund       Invesco V.I. Capital Development Fund
                     Series II Shares                                  Series II Shares
October 26, 2012   Oppenheimer Global Strategic Income Fund/VA       Oppenheimer High Income Fund/VA Service
                     Service Shares                                    Shares

     An additional investment option was made available under the Separate Account. The Sub-Account will invest exclusively in shares of the following underlying fund:

DATE               NEW INVESTMENT
----               --------------
May 22, 2012       Goldman Sachs VIT Global Markets Navigator Fund Service Shares

     From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Accounts are closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNTS
Eaton Vance VT Floating-Rate Income Fund
FT VIP Franklin Small Cap Value Securities Fund Class 2
Janus Aspen Overseas Portfolio Service Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
(loss) in the

SEPARATE ACCOUNT VA-K

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                        Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, 5.0, or 7.0 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     UNITS OUTSTANDING AND UNIT FAIR VALUES BY DISTRIBUTION CATEGORY - The units outstanding represent the total number of units outstanding for the Sub-Account for the noted distribution category. A dash denotes the Sub-Account has no investors. The unit fair value is the measurement used in determining the value of a unit. The unit fair value varies to reflect the investment experience of the Sub-Account and any assessment of charges against the Sub-Account's net assets. A dash denotes the investment option is not available for the noted distribution category.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account ("GPA"). The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed

SEPARATE ACCOUNT VA-K

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

minimum interest rate. The GPA is included in Separate Account GPA, a non-registered Separate Account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods.

     Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and GPA) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract Owners and beneficiaries made under the terms of the Contracts and amounts that Contract Owners have requested to be withdrawn and paid to them. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2012.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Commonwealth Annuity is that annuitants may live for a longer time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

     A contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, Commonwealth Annuity offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. Commonwealth Annuity may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectuses. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis. Contract fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

SEPARATE ACCOUNT VA-K

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual contracts ("Individual Contract"). Current fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectuses.

                  COMMONWEALTH       COMMONWEALTH                          COMMONWEALTH
                     ANNUITY            ANNUITY         COMMONWEALTH      ANNUITY PREMIER     COMMONWEALTH
                  ADVANTAGE AND        IMMEDIATE       ANNUITY PREMIER     CHOICE (WITH       ANNUITY VALUE    DIRECTED ADVISORY
                EXECANNUITY PLUS       ADVANTAGE           CHOICE         OPTIONAL RIDER)      GENERATION          SOLUTIONS
                ----------------   ---------------    ----------------   ----------------   ----------------   -----------------
Mortality and Expense Risk
  Frequency          Daily              Daily              Daily              Daily              Daily              Daily
  Deduction     Unit Fair Value    Unit Fair Value    Unit Fair Value    Unit Fair Value    Unit Fair Value    Unit Fair Value
    Method
  Rate (Annual)       1.25%              1.25%              1.30%              1.30%              0.65%              0.50%

Administrative Expense
  Frequency          Daily              Daily              Daily              Daily              Daily              Daily
  Deduction     Unit Fair Value    Unit Fair Value    Unit Fair Value    Unit Fair Value    Unit Fair Value    Unit Fair Value
    Method
  Rate (Annual)       0.20%              0.20%              0.20%              0.20%              0.15%              0.15%

Contract Fee
  Frequency      Annually, and           N/A           Annually, and      Annually, and      Annually, and      Annually, and
                   upon full                             upon full          upon full          upon full          upon full
                surrender of the                      surrender of the   surrender of the   surrender of the   surrender of the
                    contract                              contract           contract           contract           contract

  Deduction        Individual            N/A             Individual         Individual         Individual         Individual
    Method          Contract                              Contract           Contract            Contract          Contract
  Maximum              $30               N/A                 $35                $35                $35                $35
    Annual Fee

Optional Rider Fees
   Frequency        Monthly              N/A                 N/A               Daily             Monthly            Monthly
   Deduction      Individual             N/A                 N/A          Unit Fair Value      Individual         Individual
     Method        Contract                                                                     Contract           Contract
   Rate (Annual)   0.15%-0.50%           N/A                 N/A               0.25%              0.25%           0.15%-0.25%

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of these fees and charges are available in the product prospectuses.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2012, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the Goldman Sachs VIT funds.

SEPARATE ACCOUNT VA-K

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     The Goldman Sachs VIT funds' advisory agreement provided for each fund to pay a fee equal to an annual rate ranging from 0.22% to 0.98% of the fund's average daily net assets. According to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate ranging from 0.13% to 0.26% of the fund's average daily net assets.

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                          2012               2011
                                                                     --------------     --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
  Issuance of Units                                                       1,738,967            443,083
  Redemption of Units                                                    (3,140,901)        (3,749,447)
                                                                     --------------     --------------
    Net increase (decrease)                                              (1,401,934)        (3,306,364)
                                                                     ==============     ==============

ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO CLASS B
  Issuance of Units                                                              --                 --
  Redemption of Units                                                            (6)                (6)
                                                                     --------------     --------------
    Net increase (decrease)                                                      (6)                (6)
                                                                     ==============     ==============

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
  Issuance of Units                                                       1,691,893            889,036
  Redemption of Units                                                    (4,522,120)        (4,230,933)
                                                                     --------------     --------------
    Net increase (decrease)                                              (2,830,227)        (3,341,897)
                                                                     ==============     ==============

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
  Issuance of Units                                                         255,107            421,770
  Redemption of Units                                                      (877,399)          (743,261)
                                                                     --------------     --------------
    Net increase (decrease)                                                (622,292)          (321,491)
                                                                     ==============     ==============

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
  Issuance of Units                                                          59,371            108,872
  Redemption of Units                                                      (387,083)          (285,882)
                                                                     --------------     --------------
    Net increase (decrease)                                                (327,712)          (177,010)
                                                                     ==============     ==============

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
  Issuance of Units                                                         290,331            375,418
  Redemption of Units                                                      (993,143)        (1,107,031)
                                                                     --------------     --------------
    Net increase (decrease)                                                (702,812)          (731,613)
                                                                     ==============     ==============

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                          2012               2011
                                                                     --------------     --------------
DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
  Issuance of Units                                                         627,534            712,061
  Redemption of Units                                                      (440,015)          (887,025)
                                                                     --------------     --------------
    Net increase (decrease)                                                 187,519           (174,964)
                                                                     ==============     ==============

DWS CAPITAL GROWTH VIP CLASS A
  Issuance of Units                                                         342,088          6,437,347
  Redemption of Units                                                    (1,157,822)          (829,799)
                                                                     --------------     --------------
    Net increase (decrease)                                                (815,734)         5,607,548
                                                                     ==============     ==============

DWS EQUITY 500 INDEX VIP CLASS A
  Issuance of Units                                                              --                 --
  Redemption of Units                                                            --            (41,891)
                                                                     --------------     --------------
    Net increase (decrease)                                                      --            (41,891)
                                                                     ==============     ==============

DWS GOVERNMENT & AGENCY SECURITIES VIP CLASS A
  Issuance of Units                                                              --                 --
  Redemption of Units                                                            --            (31,299)
                                                                     --------------     --------------
    Net increase (decrease)                                                      --            (31,299)
                                                                     ==============     ==============

DWS LARGE CAP VALUE VIP CLASS A
  Issuance of Units                                                         196,117          1,030,471
  Redemption of Units                                                      (240,151)          (159,266)
                                                                     --------------     --------------
    Net increase (decrease)                                                 (44,034)           871,205
                                                                     ==============     ==============

DWS SMALL CAP INDEX VIP CLASS A
  Issuance of Units                                                              --                 --
  Redemption of Units                                                            (5)           (13,344)
                                                                     --------------     --------------
    Net increase (decrease)                                                      (5)           (13,344)
                                                                     ==============     ==============

EATON VANCE VT FLOATING-RATE INCOME FUND
  Issuance of Units                                                         409,388          1,219,536
  Redemption of Units                                                    (1,418,412)          (819,082)
                                                                     --------------     --------------
    Net increase (decrease)                                              (1,009,024)           400,454
                                                                     ==============     ==============

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
  Issuance of Units                                                         306,582            480,759
  Redemption of Units                                                    (1,223,144)        (1,258,126)
                                                                     --------------     --------------
    Net increase (decrease)                                                (916,562)          (777,367)
                                                                     ==============     ==============

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                          2012               2011
                                                                     --------------     --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                         505,467            710,218
  Redemption of Units                                                    (2,672,916)        (2,419,325)
                                                                     --------------     --------------
    Net increase (decrease)                                              (2,167,449)        (1,709,107)
                                                                     ==============     ==============

FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
  Issuance of Units                                                         900,291            508,440
  Redemption of Units                                                    (3,328,541)        (3,478,796)
                                                                     --------------     --------------
    Net increase (decrease)                                              (2,428,250)        (2,970,356)
                                                                     ==============     ==============

FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                              --                 --
  Redemption of Units                                                           (14)               (14)
                                                                     --------------     --------------
    Net increase (decrease)                                                     (14)               (14)
                                                                     ==============     ==============

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                       1,460,774            519,160
  Redemption of Units                                                      (750,270)          (646,097)
                                                                     --------------     --------------
    Net increase (decrease)                                                 710,504           (126,937)
                                                                     ==============     ==============

FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
  Issuance of Units                                                         517,900            654,658
  Redemption of Units                                                    (2,374,036)        (3,146,155)
                                                                     --------------     --------------
    Net increase (decrease)                                              (1,856,136)        (2,491,497)
                                                                     ==============     ==============

FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
  Issuance of Units                                                         592,908            458,309
  Redemption of Units                                                    (1,158,026)        (1,410,954)
                                                                     --------------     --------------
    Net increase (decrease)                                                (565,118)          (952,645)
                                                                     ==============     ==============

FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                         163,584            244,750
  Redemption of Units                                                      (942,264)          (991,917)
                                                                     --------------     --------------
    Net increase (decrease)                                                (778,680)          (747,167)
                                                                     ==============     ==============

FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
  Issuance of Units                                                         694,852            405,559
  Redemption of Units                                                    (1,313,091)        (1,231,621)
                                                                     --------------     --------------
    Net increase (decrease)                                                (618,239)          (826,062)
                                                                     ==============     ==============

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                          2012               2011
                                                                     --------------     --------------
FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                         347,567             72,722
  Redemption of Units                                                      (514,087)          (306,505)
                                                                     --------------     --------------
    Net increase (decrease)                                                (166,520)          (233,783)
                                                                     ==============     ==============

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND CLASS 2
  Issuance of Units                                                         608,030            697,657
  Redemption of Units                                                      (265,589)          (413,220)
                                                                     --------------     --------------
    Net increase (decrease)                                                 342,441            284,437
                                                                     ==============     ==============

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
  Issuance of Units                                                          16,775             41,609
  Redemption of Units                                                       (98,339)          (169,161)
                                                                     --------------     --------------
    Net increase (decrease)                                                 (81,564)          (127,552)
                                                                     ==============     ==============

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
  Issuance of Units                                                             639                410
  Redemption of Units                                                        (1,412)            (9,884)
                                                                     --------------     --------------
    Net increase (decrease)                                                    (773)            (9,474)
                                                                     ==============     ==============

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
  Issuance of Units                                                       1,147,962            841,907
  Redemption of Units                                                    (2,548,336)        (3,116,052)
                                                                     --------------     --------------
    Net increase (decrease)                                              (1,400,374)        (2,274,145)
                                                                     ==============     ==============

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
  Issuance of Units                                                          95,061            177,342
  Redemption of Units                                                      (768,343)          (559,014)
                                                                     --------------     --------------
    Net increase (decrease)                                                (673,282)          (381,672)
                                                                     ==============     ==============

FT VIP TEMPLETON FOREIGN SECURITIES FUND CLASS 2
  Issuance of Units                                                         763,326            288,256
  Redemption of Units                                                    (1,083,966)          (994,812)
                                                                     --------------     --------------
    Net increase (decrease)                                                (320,640)          (706,556)
                                                                     ==============     ==============

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
  Issuance of Units                                                       1,487,206          1,263,136
  Redemption of Units                                                    (3,791,145)        (4,433,644)
                                                                     --------------     --------------
    Net increase (decrease)                                              (2,303,939)        (3,170,508)
                                                                     ==============     ==============

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                          2012               2011
                                                                     --------------     --------------
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
  Issuance of Units                                                         692,919            799,629
  Redemption of Units                                                    (3,451,902)        (3,527,757)
                                                                     --------------     --------------
    Net increase (decrease)                                              (2,758,983)        (2,728,128)
                                                                     ==============     ==============

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES (c)
  Issuance of Units                                                          10,409                 --
  Redemption of Units                                                           (66)                --
                                                                     --------------     --------------
    Net increase (decrease)                                                  10,343                 --
                                                                     ==============     ==============

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
  Issuance of Units                                                       1,008,352            685,727
  Redemption of Units                                                    (2,448,660)        (3,653,326)
                                                                     --------------     --------------
    Net increase (decrease)                                              (1,440,308)        (2,967,599)
                                                                     ==============     ==============

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
  Issuance of Units                                                         319,765            245,514
  Redemption of Units                                                    (1,161,641)        (1,624,890)
                                                                     --------------     --------------
    Net increase (decrease)                                                (841,876)        (1,379,376)
                                                                     ==============     ==============

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
  Issuance of Units                                                         372,278            337,426
  Redemption of Units                                                    (1,757,527)        (1,912,565)
                                                                     --------------     --------------
    Net increase (decrease)                                              (1,385,249)        (1,575,139)
                                                                     ==============     ==============

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
  Issuance of Units                                                       6,569,179          7,123,092
  Redemption of Units                                                    (8,729,009)       (10,573,277)
                                                                     --------------     --------------
    Net increase (decrease)                                              (2,159,830)        (3,450,185)
                                                                     ==============     ==============

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
  Issuance of Units                                                         531,526            637,073
  Redemption of Units                                                    (3,447,449)        (3,931,032)
                                                                     --------------     --------------
    Net increase (decrease)                                              (2,915,923)        (3,293,959)
                                                                     ==============     ==============

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
  Issuance of Units                                                       1,170,465          1,061,371
  Redemption of Units                                                    (3,495,024)        (3,250,438)
                                                                     --------------     --------------
    Net increase (decrease)                                              (2,324,559)        (2,189,067)
                                                                     ==============     ==============

(c)  Investment addition. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                          2012               2011
                                                                     --------------     --------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
  Issuance of Units                                                         967,461            556,998
  Redemption of Units                                                    (2,834,797)        (3,256,196)
                                                                     --------------     --------------
    Net increase (decrease)                                              (1,867,336)        (2,699,198)
                                                                     ==============     ==============

INVESCO V.I. CAPITAL APPRECIATION FUND SERIES I SHARES (b)
  Issuance of Units                                                         270,257            233,932
  Redemption of Units                                                    (6,565,984)        (1,305,355)
                                                                     --------------     --------------
    Net increase (decrease)                                              (6,295,727)        (1,071,423)
                                                                     ==============     ==============

INVESCO V.I. CAPITAL DEVELOPMENT FUND SERIES II SHARES (b)
  Issuance of Units                                                          60,830            142,377
  Redemption of Units                                                      (341,357)          (198,760)
                                                                     --------------     --------------
    Net increase (decrease)                                                (280,527)           (56,383)
                                                                     ==============     ==============

INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
  Issuance of Units                                                       1,266,090            331,886
  Redemption of Units                                                      (810,932)        (1,079,733)
                                                                     --------------     --------------
    Net increase (decrease)                                                 455,158           (747,847)
                                                                     ==============     ==============

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
  Issuance of Units                                                         829,242            384,974
  Redemption of Units                                                      (553,682)          (865,767)
                                                                     --------------     --------------
    Net increase (decrease)                                                 275,560           (480,793)
                                                                     ==============     ==============

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND SERIES I
  SHARES (a) (b)
  Issuance of Units                                                       4,614,727          1,528,085
  Redemption of Units                                                      (657,169)          (330,466)
                                                                     --------------     --------------
    Net increase (decrease)                                               3,957,558          1,197,619
                                                                     ==============     ==============

INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND SERIES II SHARES (b)
  Issuance of Units                                                         273,274                 --
  Redemption of Units                                                       (24,927)                --
                                                                     --------------     --------------
    Net increase (decrease)                                                 248,347                 --
                                                                     ==============     ==============

INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND SERIES II
  SHARES (a)
  Issuance of Units                                                         233,570            186,297
  Redemption of Units                                                    (2,387,296)        (1,304,652)
                                                                     --------------     --------------
    Net increase (decrease)                                              (2,153,726)        (1,118,355)
                                                                     ==============     ==============

(a)  Name change. See Note 1.
(b)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                          2012               2011
                                                                     --------------     --------------
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
  Issuance of Units                                                              --                 --
  Redemption of Units                                                            (1)           (14,566)
                                                                     --------------     --------------
    Net increase (decrease)                                                      (1)           (14,566)
                                                                     ==============     ==============

JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
  Issuance of Units                                                         227,454            375,343
  Redemption of Units                                                    (1,748,178)        (1,796,979)
                                                                     --------------     --------------
    Net increase (decrease)                                              (1,520,724)        (1,421,636)
                                                                     ==============     ==============

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
  Issuance of Units                                                              --                 --
  Redemption of Units                                                            (7)                (7)
                                                                     --------------     --------------
    Net increase (decrease)                                                      (7)                (7)
                                                                     ==============     ==============

MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
  Issuance of Units                                                          46,648             89,327
  Redemption of Units                                                      (220,221)          (240,653)
                                                                     --------------     --------------
    Net increase (decrease)                                                (173,573)          (151,326)
                                                                     ==============     ==============

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
  Issuance of Units                                                         225,125            487,947
  Redemption of Units                                                      (473,802)          (585,907)
                                                                     --------------     --------------
    Net increase (decrease)                                                (248,677)           (97,960)
                                                                     ==============     ==============

MFS(R) TOTAL RETURN SERIES SERVICE CLASS
  Issuance of Units                                                         277,516            433,425
  Redemption of Units                                                    (1,500,143)        (1,018,002)
                                                                     --------------     --------------
    Net increase (decrease)                                              (1,222,627)          (584,577)
                                                                     ==============     ==============

MFS(R) UTILITIES SERIES SERVICE CLASS
  Issuance of Units                                                         143,550            252,355
  Redemption of Units                                                      (226,950)          (398,614)
                                                                     --------------     --------------
    Net increase (decrease)                                                 (83,400)          (146,259)
                                                                     ==============     ==============

OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
  Issuance of Units                                                         126,840            197,570
  Redemption of Units                                                    (1,023,145)          (258,447)
                                                                     --------------     --------------
    Net increase (decrease)                                                (896,305)           (60,877)
                                                                     ==============     ==============

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                          2012               2011
                                                                     --------------     --------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
  Issuance of Units                                                         113,443            173,531
  Redemption of Units                                                      (345,411)          (526,619)
                                                                     --------------     --------------
    Net increase (decrease)                                                (231,968)          (353,088)
                                                                     ==============     ==============

OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
  Issuance of Units                                                         138,323            150,666
  Redemption of Units                                                      (634,404)          (737,346)
                                                                     --------------     --------------
    Net increase (decrease)                                                (496,081)          (586,680)
                                                                     ==============     ==============

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES (b)
  Issuance of Units                                                       3,524,442                 --
  Redemption of Units                                                      (282,704)                --
                                                                     --------------     --------------
    Net increase (decrease)                                               3,241,738                 --
                                                                     ==============     ==============

OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES (b)
  Issuance of Units                                                         559,914            326,410
  Redemption of Units                                                    (4,215,057)        (1,306,804)
                                                                     --------------     --------------
    Net increase (decrease)                                              (3,655,143)          (980,394)
                                                                     ==============     ==============

OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
  Issuance of Units                                                          75,597            206,186
  Redemption of Units                                                      (267,782)          (362,079)
                                                                     --------------     --------------
    Net increase (decrease)                                                (192,185)          (155,893)
                                                                     ==============     ==============

PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
  Issuance of Units                                                         403,738            642,440
  Redemption of Units                                                    (1,377,424)        (1,212,592)
                                                                     --------------     --------------
    Net increase (decrease)                                                (973,686)          (570,152)
                                                                     ==============     ==============

PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
  Issuance of Units                                                         488,102            270,655
  Redemption of Units                                                      (790,261)          (651,636)
                                                                     --------------     --------------
    Net increase (decrease)                                                (302,159)          (380,981)
                                                                     ==============     ==============

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
  Issuance of Units                                                         645,390            695,675
  Redemption of Units                                                    (2,074,519)        (1,926,210)
                                                                     --------------     --------------
    Net increase (decrease)                                              (1,429,129)        (1,230,535)
                                                                     ==============     ==============

(b)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2012 were as follows:

                            INVESTMENT PORTFOLIOS                                PURCHASES          SALES
---------------------------------------------------------------------------    --------------    --------------
AllianceBernstein VPS Growth and Income Portfolio Class B                      $    1,401,829    $    3,135,925
AllianceBernstein VPS Growth Portfolio Class B                                             --                60
AllianceBernstein VPS Large Cap Growth Portfolio Class B                              198,315         2,240,543
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                           330,745         1,315,684
AllianceBernstein VPS Value Portfolio Class B                                          58,501           419,958
Delaware VIP International Value Equity Series Standard Class                         506,225         2,202,428
Delaware VIP Smid Cap Growth Series Service Class                                     850,107           460,220
DWS Capital Growth VIP Class A                                                        131,613           583,658
DWS Large Cap Value VIP Class A                                                       180,098           227,812
DWS Small Cap Index VIP Class A                                                           104                83
Eaton Vance VT Floating-Rate Income Fund                                              557,739         1,628,024
Fidelity VIP Asset Manager(SM) Portfolio Initial Class                                669,247         2,704,072
Fidelity VIP Contrafund(R) Portfolio Service Class 2                                  515,367         4,108,284
Fidelity VIP Equity-Income Portfolio Initial Class                                  7,559,686        12,087,318
Fidelity VIP Growth & Income Portfolio Service Class 2                                  2,771               859
Fidelity VIP Growth Opportunities Portfolio Service Class 2                         1,235,179           583,037
Fidelity VIP Growth Portfolio Initial Class                                           562,376         7,965,290
Fidelity VIP High Income Portfolio Initial Class                                    1,979,162         2,835,931
Fidelity VIP Mid Cap Portfolio Service Class 2                                        624,652         1,895,155
Fidelity VIP Overseas Portfolio Initial Class                                       1,129,224         2,328,879
Fidelity VIP Value Strategies Portfolio Service Class 2                               369,222           632,190
FT VIP Franklin Growth and Income Securities Fund Class 2                             748,530           278,433
FT VIP Franklin Large Cap Growth Securities Fund Class 2                               12,338           113,889
FT VIP Franklin Small Cap Value Securities Fund Class 2                                   821             2,178
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2                          946,617         1,722,441
FT VIP Mutual Shares Securities Fund Class 2                                          129,780         1,015,547
FT VIP Templeton Foreign Securities Fund Class 2                                      605,996           976,812
Goldman Sachs VIT Core Fixed Income Fund Service Shares                             1,747,358         7,350,602
Goldman Sachs VIT Equity Index Fund Service Shares                                  1,540,025        11,310,668
Goldman Sachs VIT Global Markets Navigator Fund Service Shares (c)                     10,499               103
Goldman Sachs VIT Government Income Fund Service Shares                             1,504,095         4,339,860
Goldman Sachs VIT Growth Opportunities Fund Service Shares                          3,319,450         4,919,238
Goldman Sachs VIT Mid Cap Value Fund Service Shares                                   485,601         6,686,057
Goldman Sachs VIT Money Market Fund Service Shares                                  4,258,526         7,741,582
Goldman Sachs VIT Strategic Growth Fund Service Shares                                302,035         7,515,361
Goldman Sachs VIT Strategic International Equity Fund Service Shares                  590,812         4,087,612
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares                        1,489,865         6,351,087
Invesco V.I. Capital Appreciation Fund Series I Shares (b)                             76,680         4,477,819
Invesco V.I. Capital Development Fund Series II Shares (b)                                688           370,518
Invesco V.I. Core Equity Fund Series I Shares                                         929,337           579,818
Invesco V.I. Global Health Care Fund Series I Shares                                  890,939           603,444

(b)  Merger. See Note 1.
(c)  Investment addition. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                            INVESTMENT PORTFOLIOS                                PURCHASES          SALES
---------------------------------------------------------------------------    --------------    --------------
Invesco Van Kampen V.I. American Franchise Fund Series I Shares (a) (b)        $    4,127,356    $      492,720
Invesco Van Kampen V.I. Mid Cap Growth Fund Series II Shares (b)                      348,418            22,455
Invesco Van Kampen V.I. Value Opportunities Fund Series II Shares (a)                  67,004         2,186,897
Janus Aspen Forty Portfolio Service Shares                                                 16                20
Janus Aspen Janus Portfolio Service Shares                                            125,076         1,187,444
Janus Aspen Overseas Portfolio Service Shares                                           1,936               124
MFS(R) Mid Cap Growth Series Service Class                                             40,597           226,801
MFS(R) New Discovery Series Service Class                                             486,765           644,648
MFS(R) Total Return Series Service Class                                              452,830         2,033,665
MFS(R) Utilities Series Service Class                                                 548,704           608,963
Oppenheimer Balanced Fund/VA Service Shares                                            83,217         1,038,610
Oppenheimer Capital Appreciation Fund/VA Service Shares                                34,218           316,416
Oppenheimer Global Securities Fund/VA Service Shares                                  162,376           918,607
Oppenheimer Global Strategic Income Fund/VA Service Shares (b)                      1,454,763           113,780
Oppenheimer High Income Fund/VA Service Shares (b)                                    320,528         1,625,783
Oppenheimer Main Street Fund(R)/VA Service Shares                                      13,683           246,837
Pioneer Emerging Markets VCT Portfolio Class II                                       458,223         2,213,954
Pioneer Real Estate Shares VCT Portfolio Class II                                   1,101,881         1,889,303
T. Rowe Price International Stock Portfolio                                           386,320         2,705,327

(a)  Name change. See Note 1.
(b)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
2012      11,860,139    1.336527    1.299146    15,390,864        1.29      1.45      1.75        15.19         15.54
2011      13,262,073    1.160256    1.124367    14,895,125        1.11      1.45      1.75         4.21          4.53
2010      16,568,437    1.113352    1.075622    17,804,027         N/A      1.45      1.75        10.83         11.16
2009      20,029,413    1.004600    0.967598    19,362,037        3.52      1.45      1.75        18.24         18.60
2008      24,521,341    0.849615    0.815827    19,987,315        1.81      1.45      1.75       (41.73)       (41.56)
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO CLASS B
2012           9,052    0.940688    0.940688         8,515         N/A      0.65      0.65        12.84         12.84
2011           9,058    0.833641    0.833641         7,551         N/A      0.65      0.65         0.31          0.31
2010           9,064    0.831067    0.831067         7,533        0.05      0.65      0.65        14.05         14.05
2009           9,070    0.728714    0.728714         6,610         N/A      0.65      0.65        32.00         32.00
2008           9,080    0.552053    0.552053         5,013         N/A      0.65      0.65       (42.97)       (42.97)
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
2012      13,810,742    1.144227    0.887918     9,470,180        0.03      1.45      1.75        14.09         14.44
2011      16,640,969    1.002901    0.775891     9,970,539        0.09      1.45      1.75        (4.97)        (4.68)
2010      19,982,866    1.055320    0.813945    12,559,567        0.27      1.45      1.75         7.91          8.24
2009      23,274,155    0.977965    0.751989    13,512,677         N/A      1.45      1.75        34.71         35.12
2008      29,289,670    0.725991    0.556538    12,577,554         N/A      1.45      1.75       (40.88)       (40.69)
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2012       2,613,265    1.849842    1.859905     4,860,331        0.28      1.45      1.50        16.69         16.75
2011       3,235,557    1.585227    1.593049     5,154,323        0.26      1.45      1.50        (9.99)        (9.95)
2010       3,557,048    1.761248    1.769034     6,292,451        0.27      1.45      1.50        24.69         24.75
2009       4,160,964    1.412482    1.418007     5,900,220        0.82      1.45      1.50        40.52         40.59
2008       4,655,880    1.005198    1.008615     4,695,963        0.46      1.45      1.50       (36.71)       (36.68)
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
2012         861,747    1.139245    1.145418       986,986        1.72      1.45      1.50        13.81         13.87
2011       1,189,459    1.001019    1.005922     1,196,443        1.20      1.45      1.50        (5.22)        (5.17)
2010       1,366,469    1.056163    1.060729     1,449,486        1.82      1.45      1.50         9.75          9.80
2009       1,605,774    0.962338    0.966073     1,551,262        3.21      1.45      1.50        19.22         19.28
2008       1,870,932    0.807196    0.809921     1,515,296        2.24      1.45      1.50       (41.90)       (41.87)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
2012       5,207,308    1.540605    2.796376    14,502,818        2.53      1.45      1.45        13.53         13.53
2011       5,910,120    1.357000    2.463119    14,498,539        1.26      1.45      1.45       (15.68)       (15.68)
2010       6,641,733    1.827861    2.921065    19,314,792        3.84      1.45      1.75         8.98          9.32
2009       7,790,633    1.472144    2.672130    20,723,995        3.20      1.45      1.45        32.77         32.77
2008       9,398,264    1.267047    2.012537    18,823,633        2.44      1.45      1.75       (43.43)       (43.26)
DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
2012       2,850,236    2.332423    1.811893     3,826,269        0.01      1.45      1.50         9.05          9.11
2011       2,662,717    2.138833    1.660683     3,276,403        0.80      1.45      1.50         6.28          6.34
2010       2,837,681    2.012441    1.561736     3,283,494         N/A      1.45      1.50        33.96         34.02
2009       3,131,332    1.502324    1.165287     2,703,054         N/A      1.45      1.50        42.95         43.02
2008       3,444,301    1.050955    0.814779     2,078,892         N/A      1.45      1.50       (41.61)       (41.58)
DWS CAPITAL GROWTH VIP CLASS A
2012       4,791,814    1.434454    0.872936     2,588,208        0.89      1.45      1.50        14.31         14.37
2011       5,607,548    1.254869    0.763272     2,647,751         N/A      1.45      1.50       (11.87)       (11.84)
DWS LARGE CAP VALUE VIP CLASS A
2012         827,171    1.099972    1.201723       990,947        1.90      1.45      1.50         8.14          8.20
2011         871,205    1.017165    1.110684       964,399         N/A      1.45      1.50        (8.38)        (8.35)
DWS SMALL CAP INDEX VIP CLASS A
2012           6,750    1.812858    1.812858        12,237        0.88      0.65      0.65        15.49         15.49
2011           6,755    1.569645    1.569645        10,602        1.03      0.65      0.65        (5.03)        (5.03)
2010          20,099    1.628073    1.652863        32,890        0.96      0.65      0.80        25.38         25.57
2009          26,051    1.298483    1.316281        33,947        1.78      0.65      0.80        25.56         25.75
2008          32,735    1.034158    1.046742        33,939        1.57      0.65      0.80       (34.65)       (34.55)
EATON VANCE VT FLOATING-RATE INCOME FUND
2012       3,246,757    1.262950    1.275830     4,142,242        4.20      1.45      1.50         5.72          5.77
2011       4,255,781    1.163904    1.206224     5,132,684        4.22      1.45      1.75         0.75          1.06
2010       3,855,327    1.155205    1.193554     4,600,838        4.32      1.45      1.75         7.21          7.54
2009       3,593,656    1.077475    1.109853     3,987,836        4.79      1.45      1.75        41.79         42.22
2008       3,101,572    0.759925    0.780393     2,420,058        5.69      1.45      1.75       (28.41)       (28.19)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
2012       5,650,659    1.325005    2.417748    13,596,104        1.46      1.45      1.45        10.85         10.85
2011       6,567,221    1.195287    2.181075    14,253,320        1.87      1.45      1.45        (3.97)        (3.97)
2010       7,344,588    1.451380    2.271325    16,594,204        1.55      1.45      1.50        12.55         12.61
2009       9,140,894    1.289518    2.017000    18,348,858        2.46      1.45      1.50        27.18         27.24
2008       9,603,248    1.013957    1.585182    15,145,296        2.49      1.45      1.50       (29.79)       (29.75)
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2012       8,839,009    1.890788    1.679722    14,849,123        1.05      1.45      1.50        14.40         14.46
2011      11,006,458    1.652794    1.467557    16,154,537        0.74      1.45      1.50        (4.24)        (4.20)
2010      12,715,565    1.726047    1.531823    19,482,112        0.98      1.45      1.50        15.17         15.23
2009      14,448,018    1.498640    1.329338    19,209,583        1.13      1.45      1.50        33.44         33.50
2008      17,461,303    1.123111    0.995734    17,389,020        0.75      1.45      1.50       (43.55)       (43.52)
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2012      15,546,820    1.431887    4.407616    67,434,719        3.02      1.45      1.75        15.26         15.61
2011      17,975,070    1.242358    3.812570    67,425,351        2.39      1.45      1.75        (0.80)        (0.49)
2010      20,945,426    1.252325    3.831470    78,964,484        1.78      1.45      1.75        13.14         13.48
2009      24,127,844    1.106915    3.376330    80,097,001        2.23      1.45      1.75        27.93         28.32
2008      28,673,930    0.865261    2.631201    74,215,821        2.29      1.45      1.75       (43.66)       (43.49)
FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
2012         107,434    1.267272    1.267272       136,148        2.10      0.65      0.65        17.48         17.48
2011         107,448    1.078737    1.078737       115,908        1.61      0.65      0.65         0.70          0.70
2010         107,462    1.071234    1.071234       115,117        0.48      0.65      0.65        13.80         13.80
2009         107,478    0.941305    0.941305       101,170        0.90      0.65      0.65        26.19         26.19
2008         107,524    0.745943    0.745943        80,207        1.00      0.65      0.65       (42.28)       (42.28)
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
2012       3,185,747    0.940804    1.153111     2,997,526        0.18      1.45      1.45        17.60         17.57
2011       2,475,243    0.800035    0.980789     1,980,623         N/A      1.45      1.45         0.49          0.50
2010       2,602,180    0.796135    0.975915     2,072,064         N/A      1.45      1.45        21.68         21.68
2009       2,496,538    0.654269    0.802029     1,633,750        0.24      1.45      1.45        43.35         43.36
2008       2,745,227    0.456404    0.559471     1,253,196        0.13      1.45      1.45       (55.79)       (55.78)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2012      14,895,916    1.280705    3.924031    56,682,733        0.58      1.45      1.75        12.68         13.03
2011      16,752,052    1.136558    3.471772    56,312,319        0.35      1.45      1.75        (1.55)        (1.25)
2010      19,243,549    1.154481    3.515781    65,547,633        0.27      1.45      1.75        22.00         22.37
2009      22,736,640    0.946291    2.873001    63,398,322        0.44      1.45      1.75        26.04         26.43
2008      26,400,436    0.750791    2.272475    58,289,935        0.77      1.45      1.75       (48.09)       (47.93)
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2012       6,478,598    2.101060    3.198251    20,468,193        5.65      1.45      1.75        12.23         12.57
2011       7,043,716    1.872097    2.841058    19,766,295        6.52      1.45      1.75         2.21          2.52
2010       7,996,361    1.831616    2.771156    21,891,251        7.43      1.45      1.75        11.83         12.17
2009       9,295,940    1.637825    2.470408    22,726,843        7.86      1.45      1.75        41.44         41.87
2008      10,979,448    1.157953    1.741295    18,933,291        7.52      1.45      1.75       (26.30)       (26.07)
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2012       2,518,982    2.152842    2.164555     5,452,353        0.35      1.45      1.50        12.84         12.90
2011       3,297,662    1.907792    1.917201     6,322,185        0.02      1.45      1.50       (12.19)       (12.15)
2010       4,044,829    2.172677    2.182271     8,826,748        0.12      1.45      1.50        26.64         26.71
2009       4,666,247    1.715579    1.722289     8,036,518        0.43      1.45      1.50        37.65         37.73
2008       6,359,159    1.225336    1.434068     7,951,893        0.25      0.65      1.75       (40.67)       (40.00)
FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
2012       6,905,809    1.604962    2.317205    15,798,851        1.96      1.45      1.50        18.93         18.99
2011       7,524,048    1.349505    1.947380    14,456,030        1.35      1.45      1.50       (18.41)       (18.37)
2010       8,350,110    1.653977    2.385522    19,639,342        1.35      1.45      1.50        11.42         11.48
2009       9,753,563    1.484477    2.139955    20,601,717        2.08      1.45      1.50        24.63         24.69
2008      11,570,532    1.169334    1.716158    19,600,934        2.52      1.45      1.75       (44.79)       (44.62)
FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
2012       1,085,336    1.613681    1.622438     1,760,772        0.36      1.45      1.50        25.16         25.22
2011       1,251,856    1.289298    1.295635     1,621,857        0.70      1.45      1.50       (10.40)       (10.36)
2010       1,485,639    1.438997    1.445336     2,147,157        0.25      1.45      1.50        24.44         24.51
2009       2,069,947    1.156343    1.160861     2,402,866        0.39      1.45      1.50        54.80         54.87
2008       1,914,342    0.734453    0.749555     1,434,640        0.48      1.45      1.75       (52.14)       (51.99)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND CLASS 2
2012       2,045,998    1.101251    1.333553     2,720,572        2.84      1.45      1.45        10.60         10.61
2011       1,703,557    0.995667    1.205685     2,050,579        3.37      1.45      1.45         0.92          0.92
2010       1,419,120    0.986586    1.194691     1,691,799        3.68      1.45      1.45        14.99         14.99
2009       1,499,081    0.857976    1.038967     1,554,103        4.87      1.45      1.45        24.72         24.72
2008       1,901,951    0.687929    0.833050     1,581,343        3.06      1.45      1.45       (36.09)       (36.09)
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
2012         399,532    1.211153    1.211153       483,894        0.83      1.45      1.45        10.74         10.74
2011         481,096    1.093655    1.093655       526,153        0.66      1.45      1.45        (2.94)        (2.94)
2010         608,648    1.121759    1.126731       685,782        0.86      1.45      1.50         9.91          9.97
2009         742,692    1.020668    1.024569       760,938        1.40      1.45      1.50        27.79         27.85
2008       1,023,600    0.798681    0.801387       820,299        1.27      1.45      1.50       (35.51)       (35.48)
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
2012          12,301    1.703693    1.760043        21,405        0.79      1.45      1.75        16.32         16.67
2011          13,074    1.464709    1.508525        19,531        0.59      1.45      1.75        (5.45)        (5.16)
2010          22,548    1.549079    1.590549        35,623        0.88      1.45      1.75        25.98         26.36
2009          16,647    1.229609    1.253842        20,767        1.65      1.50      1.75        26.90         27.22
2008          16,661    0.968992    0.985573        16,348        1.26      1.50      1.75       (34.19)       (34.02)
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
2012       9,633,182    1.599473    1.214253     9,023,441         N/A      1.45      1.75         8.91          9.24
2011      11,033,556    1.468596    1.111505     9,460,957         N/A      1.45      1.75        (6.50)        (6.21)
2010      13,307,701    1.570909    1.185136    12,165,868         N/A      1.45      1.75        25.41         25.77
2009      16,082,341    1.252762    0.942279    11,684,712         N/A      1.45      1.75        41.08         41.49
2008      19,812,676    0.887976    0.665954    10,181,294         N/A      1.45      1.75       (43.50)       (43.33)

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2012       2,238,263    1.380549    1.626692     3,130,350        1.99      0.65      1.50        12.53         13.50
2011       2,911,545    1.226813    1.433186     3,609,291        2.30      0.65      1.50        (2.53)        (1.69)
2010       3,293,217    1.258634    1.457763     4,182,362        1.52      0.65      1.50         9.53         10.47
2009       4,250,238    1.149139    1.319568     4,919,619        1.99      0.65      1.50        24.16         25.23
2008       4,172,660    0.925553    1.053722     3,887,507        3.00      0.65      1.50       (38.05)       (37.52)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
FT VIP TEMPLETON FOREIGN SECURITIES FUND CLASS 2
2012       3,442,284    1.486490    1.535627     5,285,787        3.01      1.45      1.75        16.16         16.52
2011       3,762,924    1.279640    1.317931     4,959,039        1.72      1.45      1.75       (12.20)       (11.93)
2010       4,469,480    1.457460    1.496493     6,688,304        1.95      1.45      1.75         6.51          6.84
2009       5,257,243    1.368370    1.400744     7,363,860        3.59      1.45      1.75        34.64         35.06
2008       6,548,643    1.016282    1.037157     6,791,846        2.37      1.45      1.75       (41.42)       (41.24)
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2012      13,814,384    1.381993    2.643993    36,193,973        2.26      1.45      1.75         4.86          5.18
2011      16,118,323    1.317988    2.513855    40,180,651        2.49      1.45      1.75         5.09          5.41
2010      19,288,831    1.254020    2.384756    45,586,035        3.02      1.45      1.75         5.29          5.62
2009      21,942,679    1.191067    2.257838    49,082,399        4.83      1.45      1.75        12.68         13.02
2008      25,861,913    1.057037    1.997758    51,178,579        4.97      1.45      1.75       (10.18)        (9.91)
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2012      17,425,219    1.394172    3.823353    65,249,031        1.77      1.45      1.50        13.82         13.87
2011      20,184,202    1.224926    3.357513    66,406,271        1.58      1.45      1.50         0.22          0.27
2010      22,912,330    1.193831    3.348360    75,004,507        1.60      1.45      1.75        12.91         13.26
2009      26,272,497    1.079681    2.956395    75,778,171        1.98      1.45      1.50        24.39         24.45
2008      30,957,504    0.867979    2.375508    71,836,032        1.63      1.45      1.50       (38.21)       (38.17)
GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES (c)
2012          10,343    1.047135    1.047135        10,830         N/A      1.45      1.45         4.71          4.71
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2012       8,072,911    1.328388    2.307823    18,419,397        0.75      1.45      1.75         0.99          1.29
2011       9,513,219    1.315424    2.278359    21,424,723        0.93      1.45      1.75         4.49          4.81
2010      12,480,818    1.258928    2.173870    26,826,039        1.74      1.45      1.75         3.35          3.67
2009      13,785,056    1.218074    2.096920    28,715,138        3.51      1.45      1.75         4.58          4.90
2008      18,329,725    1.164765    1.999042    36,413,396        4.40      1.45      1.75         1.35          1.66
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2012       6,637,600    2.521255    4.889132    32,245,587         N/A      1.45      1.50        17.64         17.70
2011       7,479,476    2.143174    4.153867    30,854,253         N/A      1.45      1.50        (5.41)        (5.36)
2010       8,858,852    2.265771    4.389252    38,611,760         N/A      1.45      1.50        17.57         17.63
2009      10,318,317    1.927121    3.731339    38,152,790         N/A      1.45      1.50        56.21         56.29
2008      12,593,262    1.233643    2.387398    29,824,887         N/A      1.45      1.50       (41.70)       (41.67)

(c)  Investment addition. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2012       8,073,485    2.021119    4.646360    37,232,788        0.92      1.45      1.75        16.12         16.47
2011       9,458,734    1.740571    3.989232    37,434,694        0.51      1.45      1.75        (8.23)        (7.95)
2010      11,033,873    1.896675    4.333767    47,459,768        0.43      1.45      1.75        22.51         22.89
2009      13,249,231    1.548150    3.526648    46,343,507        1.52      1.45      1.75        30.46         30.86
2008      15,881,724    1.186700    2.695053    42,461,716        0.70      1.45      1.75       (38.31)       (38.12)
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2012      16,606,295    0.987536    1.435713    23,667,204        0.01      1.45      1.75        (1.75)        (1.45)
2011      18,766,125    1.005090    1.456813    27,150,260        0.01      1.45      1.75        (1.74)        (1.45)
2010      22,216,310    1.022931    1.148587    32,617,833        0.01      0.80      1.75        (1.75)        (0.79)
2009      23,273,317    1.041113    1.157718    34,599,573        0.17      0.80      1.75        (1.61)        (0.66)
2008      32,570,553    1.058124    1.165357    49,241,401        2.24      0.80      1.75         0.46          1.43
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2012      20,850,739    1.258080    2.435309    49,904,545        0.44      1.45      1.75        17.54         17.89
2011      23,766,662    1.070386    2.065668    48,259,501        0.21      1.45      1.75        (4.56)        (4.27)
2010      27,060,621    1.121566    2.157844    57,407,083        0.19      1.45      1.75         8.56          8.90
2009      31,350,505    1.033082    1.981563    61,127,826        0.21      1.45      1.75        44.92         45.36
2008      37,112,542    0.712877    1.363219    49,841,413         N/A      1.45      1.75       (42.97)       (42.79)
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2012      14,733,088    1.209436    1.670596    24,405,250        1.82      1.45      1.75        18.77         19.14
2011      17,057,647    1.018272    1.402266    23,724,288        2.97      1.45      1.75       (16.65)       (16.40)
2010      19,246,714    1.221700    1.677273    32,019,399        1.24      1.45      1.75         8.16          8.49
2009      22,316,398    1.129534    1.546013    34,224,827        1.58      1.45      1.75        26.12         26.51
2008      27,003,011    0.895581    1.222064    32,756,971        2.48      1.45      1.75       (47.04)       (46.87)
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2012      15,201,984    1.146415    2.801198    41,516,709        1.52      1.45      1.75        12.14         12.49
2011      17,069,320    1.022276    2.490271    41,397,518        1.44      1.45      1.75         2.08          2.39
2010      19,768,518    1.001452    2.432125    46,822,941        1.22      1.45      1.75        10.63         10.97
2009      22,659,879    0.905233    2.191761    48,363,299        1.83      1.45      1.75        18.78         19.14
2008      26,280,311    0.762139    1.839685    47,103,672        1.27      1.45      1.75       (38.23)       (38.04)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
2012       5,493,608    1.235411    1.022505     4,854,399        1.04      1.45      1.75        11.89         12.23
2011       5,038,450    1.104122    0.911075     3,979,927        0.93      1.45      1.75        (1.81)        (1.51)
2010       5,786,297    1.124515    0.925069     4,640,471        0.90      1.45      1.75         7.64          7.97
2009       7,339,312    1.044702    0.856803     5,444,879        1.77      1.45      1.75        26.05         26.44
2008       9,065,041    0.828795    0.677654     5,314,504        2.36      1.45      1.75       (31.37)       (31.16)
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
2012       2,913,779    1.413888    1.380823     3,797,967         N/A      1.45      1.50        19.09         19.15
2011       2,638,219    1.187269    1.158935     2,886,863         N/A      1.45      1.50         2.39          2.44
2010       3,119,012    1.159555    1.131306     3,331,735         N/A      1.45      1.50         3.71          3.77
2009       3,550,192    1.118034    1.090241     3,654,224        0.33      1.45      1.50        25.76         25.82
2008       4,541,503    0.889018    0.866482     3,714,306         N/A      1.45      1.50       (29.69)       (29.65)
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND SERIES I SHARES (a) (b)
2012       5,155,177    1.123805    0.890860     4,607,938         N/A      1.45      1.75        11.74         12.08
2011       1,197,619    1.032282    0.794828       952,394         N/A      1.45      1.50       (14.59)       (14.56)
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND SERIES II SHARES (b)
2012         248,347    1.289894    1.289894       320,341         N/A      1.45      1.45        (2.70)        (2.70)
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND SERIES II SHARES (a)
2012       3,386,828    0.976407    1.008680     3,415,913        0.98      1.45      1.75        15.60         15.95
2011       5,540,554    0.844664    0.869936     4,819,618        0.59      1.45      1.75        (5.09)        (4.80)
2010       6,658,909    0.889937    0.913768     6,084,316        0.35      1.45      1.75         5.07          5.39
2009       7,989,729    0.846959    0.866998     6,926,709        1.25      1.45      1.75        45.16         45.60
2008       9,027,637    0.583486    0.595478     5,375,536        0.45      1.45      1.75       (52.75)       (52.60)
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2012           1,985    1.442968    1.442968         2,864        0.58      0.65      0.65        23.05         23.05
2011           1,986    1.172692    1.172692         2,329        0.21      0.65      0.65        (7.55)        (7.55)
2010          16,552    1.249372    1.268425        20,718        0.21      0.65      0.80         5.63          5.79
2009          23,048    1.182814    1.199044        27,293        0.01      0.65      0.80        44.85         45.07
2008          30,339    0.816570    0.826511        24,794        0.01      0.65      0.80       (44.76)       (44.67)

(a)  Name change. See Note 1.
(b)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2012       6,477,888    1.350641    0.930676     4,890,705        0.43      1.45      1.50        16.51         16.57
2011       7,998,612    1.159241    0.798385     5,173,891        0.43      1.45      1.50        (6.96)        (6.91)
2010       9,420,248    1.245939    0.857668     6,540,815        0.36      1.45      1.50        12.54         12.60
2009      10,679,942    1.107060    0.761676     6,582,496        0.38      1.45      1.50        33.97         34.04
2008      13,320,237    0.826324    0.568246     6,119,931        0.58      1.45      1.50       (40.77)       (40.74)
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
2012          10,641    1.691405    1.691405        17,998        0.62      0.65      0.65        12.44         12.44
2011          10,648    1.504270    1.504270        16,017        0.38      0.65      0.65       (32.78)       (32.78)
2010          10,655    2.237817    2.237817        23,843        0.54      0.65      0.65        24.20         24.20
2009          10,662    1.801803    1.801803        19,211        0.41      0.65      0.65        77.91         77.91
2008          10,674    1.012766    1.012766        10,811        1.11      0.65      0.65       (52.54)       (52.54)
MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
2012         441,597    1.059927    1.065728       470,606         N/A      1.45      1.50        14.68         14.74
2011         615,170    0.924266    0.928854       571,387         N/A      1.45      1.50        (7.57)        (7.53)
2010         766,496    0.978229    1.004458       769,345         N/A      1.45      1.75        26.94         27.33
2009         739,089    0.785752    0.788845       583,006         N/A      1.45      1.50        39.13         39.20
2008         974,692    0.564754    0.566686       552,330         N/A      1.45      1.50       (52.32)       (52.30)
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2012       1,740,793    1.607922    1.608123     2,799,408         N/A      1.45      1.45        19.15         19.15
2011       1,989,470    1.349531    1.349718     2,685,223         N/A      1.45      1.45       (11.80)       (11.79)
2010       2,087,430    1.530015    1.530164     3,194,109         N/A      1.45      1.45        33.97         33.97
2009       1,851,310    1.142099    1.142153     2,114,479         N/A      1.45      1.45        60.56         60.56
2008       1,702,980    0.711362    0.711362     1,211,435         N/A      1.45      1.45       (40.40)       (40.40)
MFS(R) TOTAL RETURN SERIES SERVICE CLASS
2012       2,984,429    1.373330    1.373367     4,098,711        2.72      1.45      1.45         9.33          9.33
2011       4,207,056    1.256188    1.256215     5,284,963        2.34      1.45      1.45         0.11          0.11
2010       4,791,633    1.249304    1.254810     6,012,538        2.55      1.45      1.50         7.99          8.04
2009       5,223,805    1.156878    1.161391     6,066,839        3.42      1.45      1.50        15.96         16.02
2008       5,142,872    0.997667    1.001046     5,148,221        2.97      1.45      1.50       (23.49)       (23.45)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
MFS(R) UTILITIES SERIES SERVICE CLASS
2012       1,199,518    2.802232    2.802769     3,361,970        6.40      1.45      1.45        11.56         11.57
2011       1,282,918    2.511910    2.512085     3,222,799        3.03      1.45      1.45         4.96          4.96
2010       1,429,177    2.393278    2.393360     3,420,535        3.00      1.45      1.45        11.87         11.86
2009       1,600,448    2.139378    2.139509     3,424,174        4.79      1.45      1.45        30.94         30.94
2008       2,599,645    1.633934    1.633934     4,247,648        1.23      1.45      1.45       (38.71)       (38.71)
OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
2012         798,939    1.096883    1.096990       876,343        1.43      1.45      1.45        10.48         10.48
2011       1,695,244    0.992834    0.992927     1,683,096        2.04      1.45      1.45        (1.07)        (1.07)
2010       1,756,121    1.003596    1.003667     1,762,437        1.16      1.45      1.45        11.04         11.05
2009       1,981,823    0.903777    0.903835     1,791,126         N/A      1.45      1.45        19.84         19.83
2008       1,473,115    0.754182    0.754246     1,110,997        2.70      1.45      1.45       (44.43)       (44.43)
OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
2012       1,374,153    1.159604    1.165912     1,602,069        0.40      1.45      1.50        12.10         12.16
2011       1,606,121    1.034442    1.039537     1,669,564        0.11      1.45      1.50        (2.86)        (2.81)
2010       1,959,209    1.064846    1.069548     2,095,363         N/A      1.45      1.50         7.51          7.56
2009       2,510,137    0.990479    0.994355     2,495,891        0.01      1.45      1.50        41.99         42.06
2008       3,809,625    0.697572    0.699941     2,666,475         N/A      1.45      1.50       (46.48)       (46.45)
OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
2012       2,156,232    1.697909    1.707147     3,680,910        1.95      1.45      1.50        19.14         19.20
2011       2,652,313    1.425164    1.432204     3,798,580        1.10      1.45      1.50        (9.90)        (9.85)
2010       3,238,993    1.581769    1.588777     5,145,962        1.25      1.45      1.50        13.97         14.03
2009       3,857,138    1.387900    1.393344     5,374,271        1.86      1.45      1.50        37.26         37.33
2008       4,029,730    1.011112    1.014566     4,088,404        1.42      1.45      1.50       (41.23)       (41.20)
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES (b)
2012       3,241,738    0.418465    0.420736     1,363,887         N/A      1.45      1.50         1.48          1.49
OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
2012         556,292    1.275717    1.282621       713,440        0.65      1.45      1.50        14.86         14.92
2011         748,477    1.110659    1.116107       835,322        0.66      1.45      1.50        (1.81)        (1.76)
2010         904,370    1.131150    1.136113     1,027,412        0.91      1.45      1.50        14.09         14.15
2009       1,085,421    0.991447    0.995303     1,080,290        1.71      1.45      1.50        26.07         26.14
2008       1,340,149    0.786401    0.789058     1,057,443        1.40      1.45      1.50       (39.55)       (39.52)

(b)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
        --------------------------------------------------  ---------------------------------------------------------
                      UNIT FAIR   UNIT FAIR                 INVESTMENT  EXPENSE   EXPENSE      TOTAL         TOTAL
                        VALUES     VALUES                     INCOME     RATIOS    RATIOS     RETURNS       RETURNS
                        LOWEST     HIGHEST        NET        RATIOS      LOWEST   HIGHEST     LOWEST        HIGHEST
           UNITS       ($) (4)     ($) (4)     ASSETS ($)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
        ------------  ----------  ----------  ------------  ----------  --------  --------  -----------   -----------
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2012       3,739,283    3.408670    2.889504     7,767,951        0.21      1.45      1.50         9.99         10.04
2011       4,712,969    3.099205    2.625856     8,893,123         N/A      1.45      1.50       (24.76)       (24.73)
2010       5,283,121    4.119235    3.488355    13,252,590        0.32      1.45      1.50        13.88         13.93
2009       5,822,297    3.617293    3.061742    12,806,014        0.88      1.45      1.50        71.41         71.50
2008       6,417,151    2.071759    1.785281     8,240,912        0.09      1.45      1.75       (59.04)       (58.91)
PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
2012       2,405,426    2.850291    2.871040     6,857,654        2.13      1.45      1.45        14.41         14.41
2011       2,707,585    2.491365    2.509494     6,746,961        2.21      1.45      1.45         8.16          8.16
2010       3,088,565    2.303311    2.320087     7,115,338        2.43      1.45      1.45        26.68         26.68
2009       3,333,997    1.818282    1.831513     6,063,273        4.45      1.45      1.45        29.65         29.65
2008       3,882,911    1.322799    1.412682     5,444,265        3.90      1.45      1.75       (39.43)       (39.25)
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2012       8,845,022    1.581319    1.697109    14,945,426        1.20      1.45      1.75        16.37         16.72
2011      10,274,151    1.358899    1.453972    14,875,353        1.47      1.45      1.75       (14.36)       (14.10)
2010      11,504,686    1.586828    1.692647    19,373,293        0.89      1.45      1.75        12.46         12.80
2009      13,449,179    1.411120    1.500609    20,067,512        2.62      1.45      1.75        49.73         50.18
2008      15,660,463    0.942460    0.999210    15,559,210        1.82      1.45      1.75       (49.60)       (49.45)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

SEPARATE ACCOUNT VA-K

NOTE 7 - SUBSEQUENT EVENTS

     In the second quarter of 2013, Goldman Sachs plans to contribute several of its insurance subsidiaries, including Commonwealth Annuity, to Global Atlantic Financial Group ("GAFG"), a newly formed Cayman Islands company, and then sell approximately 80% of the ordinary shares of GAFG to third party investors. As a result of this transaction, Commonwealth Annuity will become a wholly-owned subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of GAFG.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)       FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements forSeparate Account VA-K of Commonwealth Annuity and Life Insurance Company

          Financial Statements Included in Part C
          None

(b)       EXHIBITS

EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

EXHIBIT 3    (a)    Consolidated Underwriting and Administrative Service
                    Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch
                    Securities, Inc was previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration
                    Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (b) Form of Service Agreement among Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (c) Service Agreement dated March 13, 2012 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, Se2 and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

             (d) Shared Service Agreement dated August 5, 2010 by and between Commonwealth Annuity and Epoch Securities is filed herewith.

EXHIBIT 4    (a)    Specimen Application Form A was previously filed on April
                    24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form
                    B was previously filed on April 30, 1996 in Post-Effective
                    Amendment No. 11, and is incorporated by reference herein.

                    Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241 -01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

                    TSA Endorsement 4012-07 (Rev. 12-08) was previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post- Effective Amendment

                    No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

EXHIBIT 7    (a)    Variable Annuity GMDB Reinsurance Agreement between
                    Commonwealth Annuity and Life Insurance Company and (Canada
                    Life) effective as of December 31, 2012 is filed herewith.

             (b) Variable Annuity GMDB Reinsurance Agreement between Commonwealth Annuity and Life Insurance Company and (Canada
                    Life) effective as of March 31, 2012 is filed herewith.

             (c) Reinsurance Agreement between Columbia Capital Life Reinsurance Company ("Columbia Capital") and Commonwealth Annuity was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 28 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (d) Amendment No. 1 and Reinsurance Agreement between Columbia Capital Life Reinsurance Company and Commonwealth Annuity and Life Insurance Company effective January 1, 2008 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811- 6293), and is incorporated by reference herein.

             (e) Coinsurance and Modified Coinsurance Agreement by and between Commonwealth Annuity and Life Insurance Company and Arrow Capital Reinsurance Company, Limited dated December 24, 2009 was previously filed on April 25, 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein

EXHIBIT 8    (a)    Third Party Administrator Agreement (TPA) between se2, Inc.,
                    Security Distributors, Inc. and Commonwealth Annuity and
                    Life Insurance Company dated April 1, 2013 is filed herewith.

             (b) Work Assignment dated April 1, 2013 by and between se2, Inc., Security Distributors, Inc., and Commonwealth Annuity and Life Insurance Company is filed herewith.

             (c)    Directors' Powers of Attorney are filed herewith.

EXHIBIT 9 Opinion of Counsel was previously filed on April 25, 2008 in Registrant's Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

EXHIBIT 11          None.

EXHIBIT 12          None.

EXHIBIT 13    (a)   Amendment to the Delaware VIP Trust Participation Agreement
                    dated December 31, 2007 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32
                    (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811- 6293, and is incorporated by reference herein.

                    Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

             (b) Amendment dated May 1, 2013 to the Participation Agreement with T. Rowe Price is filed herewith.

                    Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe

                    Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

             (c) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 were previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                    Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (d) Amendment No. 1 dated April 30, 2010 and Amendment to the Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein

                    Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (e) Amendment dated January 15, 2013 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company is filed herewith.

                    Amendment dated August 16, 2010 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment No. 2 dated May 1, 2009 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Amendment No. 1 dated June 5, 2007 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (f) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No.
                    33-39702/811-6293), and is incorporated by reference herein.

                    Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

                    Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

             (g) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                    Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

                    Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

             (h) Supplement dated April 29, 2012 to Participation Agreements (SVS I and SVS II) dated May 1, 2002 with Deutsche Investment Management Americas Inc (formerly Scudder Investments Inc.) and DWS Investments Distributors, Inc. (formerly Scudder Distributors) was previously filed on April 25, 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Participation Agreements (SVS I and SVS II) dated May 1, 2002 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein..

             (i) Amendment 1 dated April 30, 2010 to the Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 29, 2010 in Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein.

                    Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

             (j) Eaton Vance Participation Agreement dated February 15, 2001 was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

             (k) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Pre- Effective Amendment No. 1 (Registration Statement No.
                    33-157121/811-22024), and is incorporated by reference herein.

                    Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

             (l)    Oppenheimer Fund/SERV and Networking Supplement dated
                    April 14, 2008 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April 30, 2010 Post- Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811- 6293), and is incorporated by reference herein.

                    The Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 to Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

             (m)    Amendment dated May 1, 2012, Amendment dated May 1,
                    2011, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                    Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (n) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 were previously filed on April 30, 2010 in

                    Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and are incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of most of the following Directors and Officers* is:
200 West St
New York, NY 10282-2198

The principal business address of the other following Directors and Officers is:
132 Turnpike Road, Suite 210
Southborough, MA 01772.

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

Allan Levine*                       Chairman of the Board of Directors
Manda J. D'Agata*                   Director, Vice President and Treasurer
Kathleen M. Redgate*                Director
Michael S. Rotter*                  Director and Vice Chairman
Nicholas Helmuth von Moltke*        Director,  President and Chief Executive Officer
Gilles M. Dellaert*                 Vice President and Chief Invetment Officer
Robert Egan                         Vice President and Chief Actuary
John J. Fowler                      Senior Vice President and Chief Financial Officer
Jane S. Grosso                      Vice President and Controller
Jonathan Hecht*                     Vice President
Kim Lee*                            Vice President & Chief Risk Officer
Kevin F. Leavey                     Vice President and Product Actuary
Justin MacNeil                      Vice President - Tax
Samuel Ramos*                       Vice President & Assistant Corporate Secretary
Jason M. Roach                      Vice President-Operations
Scott D. Silverman                  Senior Vice President, General Counsel and Corporate Secretary
Sheila B. St. Hilaire               Vice President-Legal and Assistant Secretary
Joel Volcy                          Senior Vice President  and Chief Operating Officer
Margot K. Wallin                    Vice President, Special Investigative Officer & Chief Compliance Officer
Robert E. Winawer                   Vice President -Risk

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                          THE GOLDMAN SACHS GROUP, INC.

These entities are directly or indirectly controlled by or under common control with the Company.

                                                                                                                      STATE/
                                                                                                                      COUNTRY
ROW                                                                      NAICS                           STATE/       OF
ID  DEPTH LEGAL ENTITY NAME                                              CODES/DESCRIPTIONS  CITY        PROVINCE     INCORPORATION
-----------------------------------------------------------------------------------------------------------------------------------

1     1   THE GOLDMAN SACHS GROUP, INC.                                  523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
2     2     1000 DEAN INVESTOR LLC                                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3     2     77 WATER STREET MANAGEMENT CO. LLC                           561110 - Office      Wilmington    DE        Delaware
                                                                         administration
                                                                         services
4     2     986 E 181ST ST LIHTC LLC                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
5     2     ARCHON GEN-PAR, INC.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
6     3       ARCHON GROUP, L.P.                                         541611 -             Irving        TX        Delaware
                                                                         Administrative
                                                                         Management and
                                                                         General Management
                                                                         Consulting Services
7     4         ARCHON ACQUISITION, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
8     4         ARCHON ADMINISTRATIVE SERVICES, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
9     4         ARCHON INTERNATIONAL HOLDINGS, L.L.C.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
10    5           GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA      525990 - Other       Mexico City             MEXICO
                                                                         Financial Vehicles
11    4         ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.              525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
12    5           ARCHON RESIDENTIAL MANAGEMENT, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
13    4         ARCHON RESIDENTIAL MANAGEMENT, L.P.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
14    4         AVELO MORTGAGE, L.L.C.                                   522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
15    4         AWH ARCHON GEN-PAR, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
16    5           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
17    4         BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                    522390 - Other       Irving        TX        Delaware
                                                                         Activities Related
                                                                         to Credit
                                                                         Intermediation
18    4         GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA        525990 - Other       Mexico City             MEXICO
                                                                         Financial Vehicles
19    2     ARCHON GROUP, L.P.                                           541611 -             Irving        TX        Delaware
                                                                         Administrative
                                                                         Management and
                                                                         General Management
                                                                         Consulting Services
20    2     ARCHON INTERNATIONAL, INC.                                   551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
21    3       ARCHON CAPITAL BANK DEUTSCHLAND GMBH                       522110 - Commercial  Hof                     GERMANY
                                                                         Banking
22    4         ARCHON GROUP DEUTSCHLAND GMBH                            525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
23    3       ARCHON GROUP ITALIA, S.R.L.                                523999 -             Milan                   ITALY
                                                                         Miscellaneous                                (OTHER)
                                                                         Financial Investment
                                                                         Activities
24    4         SGC S.R.L. SOCIETA GESTIONE CREDITI                      525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
25    5           SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.  525990 - Other       London                  ITALY
                                                                         Financial Vehicles                           (OTHER)
26    5           SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL    52399 - All Other    Milan                   ITALY
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
27    2     ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                   524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
28    2     ARROW CORPORATE MEMBER HOLDINGS LLC                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
29    3       ARIEL INDEMNITY LIMITED                                    524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
30    3       GOLDMAN SACHS PROPERTY AND CASUALTY                        524298 - All Other   London                  UNITED
                                                                         Insurance Related                            KINGDOM
                                                                         Activities                                   (OTHER)
31    4         ARIEL CORPORATE MEMBER LIMITED                           524210 - Insurance   London                  UNITED
                                                                         Agencies and                                 KINGDOM
                                                                         Brokerages                                   (OTHER)
32    2     ARROW REINSURANCE COMPANY, LIMITED                           524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
33    2     AUGUSTA ADVISORS, L.L.C.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
34    3       AUGUSTA, L.P.                                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
35    2     BIRCHFIELD ESTATES LTD                                       531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
36    2     BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.          531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
37    2     BRIDGE STREET 2011 ADVISORS, L.L.C.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
38    3       BRIDGE STREET 2011, L.P.                                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
39    2     BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
40    3       BRIDGE STREET 2011 OFFSHORE, L.P.                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
41    4         BRIDGE STREET 2011 OFFSHORE EDGEMARC, INC.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
42    2     BRIDGE STREET 2012 ADVISORS, L.L.C.                          525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
43    3       BRIDGE STREET 2012, L.P.                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
44    4         GS HEAL HOLDINGS LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
45    2     BRIDGE STREET 2012 OFFSHORE ADVISORS, INC.                   525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
46    3       BRIDGE STREET 2012 HOLDINGS, L.P.                          525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
47    4         INTERLINE BRANDS, INC.                                   0 - N/A              Jacksonville  FL        Delaware
48    4         SPARTANSHIELD HOLDINGS                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
49    5           TRANSUNION HOLDING COMPANY, INC.                       551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
50    6             TRANSUNION CORP.                                     551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
51    7               TRANS UNION LLC                                    56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
52    8                 CENTRAL SOURCE, LLC                              56145 - Credit       Jacksonville  FL        Delaware
                                                                         Bureaus
53    8                 DECISION SYSTEMS, INC.                           56145 - Credit       Chicago       IL        Georgia
                                                                         Bureaus
54    8                 NEW MANAGEMENT SERVICES, LLC                     56145 - Credit       Jacksonville  FL        Georgia
                                                                         Bureaus
55    8                 ONLINE DATA EXCHANGE, LLC                        56145 - Credit       Jacksonville  FL        Delaware
                                                                         Bureaus
56    8                 OPT-OUT SERVICES, LLC                            56145 - Credit       Jacksonville  FL        Delaware
                                                                         Bureaus
57    8                 SOLUCIONES DE INFORMATICA DE CENTROAMERICA       56145 - Credit       Montano                 GUATEMALA
                          (SICE), S.A.                                   Bureaus
58    8                 TRANS UNION CENTRAL AMERICA, S.A.                551112 - Offices of  San Jose                PANAMA
                                                                         Other Holding
                                                                         Companies
59    9                   TRANS UNION COSTA RICA, S.A.                   56145 - Credit       San Jose                COSTA RICA
                                                                         Bureaus
60    10                    TRANS UNION HONDURAS - BURO DE CREDITO, S.A. 56145 - Credit       Tegucigalpa             HONDURAS
                                                                         Bureaus
61    10                    TRANS UNION NICARAGUA, S.A.                  56145 - Credit       Managua                 NICARAGUA
                                                                         Bureaus
62    9                   TRANS UNION GUATEMALA, S.A.                    56145 - Credit       Guatemala               GUATEMALA
                                                                         Bureaus              City
63    9                   TRANS UNION HONDURAS - BURO DE CREDITO, S.A.   56145 - Credit       Tegucigalpa             HONDURAS
                                                                         Bureaus
64    9                   TRANS UNION NICARAGUA, S.A.                    56145 - Credit       Managua                 NICARAGUA
                                                                         Bureaus
65    9                   TRANSUNION EL SALVADOR, S.A. DE C.V.           56145 - Credit       San Salvador            EL SALVADOR
                                                                         Bureaus
66    8                 TRANS UNION CONTENT SOLUTIONS LLC                56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
67    8                 TRANS UNION DE MEXICO, S.A.                      56145 - Credit       Mexico                  MEXICO
                                                                         Bureaus
68    9                   SERVICIOS Y ASESORIA SCOBC                     56145 - Credit       Mexico                  MEXICO
                                                                         Bureaus
69    8                 TRANS UNION INTERNATIONAL INC.                   551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
70    9                   CENTRO DE INFORMACION Y ESTUDIOS ESTRATEGICOS  551112 - Offices of  SANTO DOMINGO           DOMINICAN
                            EMPRESARIALES S.A.                           Other Holding                                REPUBLIC
                                                                         Companies
71    10                    TRANS UNION S.A.                             56145 - Credit       SANTO DOMINGO           DOMINICAN
                                                                         Bureaus                                      REPUBLIC
72    9                   CREDIT INFORMATION BUREAU (INDIA) LIMITED      56145 - Credit       Mumbai                  INDIA
                                                                         Bureaus                                      (OTHER)
73    9                   CREDIT REPORTING SERVICES LIMITED              56145 - Credit       Port of Spain           TRINIDAD &
                                                                         Bureaus                                      TOBAGO
74    9                   SOLUCIONES DE INFORMATICA DE CENTROAMERICA     56145 - Credit       Montano                 GUATEMALA
                            (SICE), S.A.                                 Bureaus
75    9                   TRANS UNION CRIF DECISION SOLUTIONS LLC        56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
76    9                   TRANS UNION DE PUERTO RICO, INC.               56145 - Credit       San Juan                PUERTO RICO
                                                                         Bureaus
77    9                   TRANS UNION SOFTWARE SERVICES PRIVATE LIMITED  56145 - Credit       Mumbai                  INDIA
                                                                         Bureaus                                      (OTHER)
78    9                   TRANSUNION COLOMBIA LTDA.                      56145 - Credit       Bogota                  COLOMBIA
                                                                         Bureaus
79    9                   TRANSUNION CRIF DECISION SOLUTIONS S.A. DE C.V 56145 - Credit       Mexico D.F.             MEXICO
                                                                         Bureaus
80    9                   TRANSUNION INTERNATIONAL HOLDINGS, LLC         551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
81    10                    TRANSUNION SOLUCIONES DE INFORMACION, S. DE  56145 - Credit       Col Polanco             MEXICO
                              R.L DE C.V                                 Bureaus
82    9                   TRANSUNION SOLUCIONES DE INFORMACION, S. DE    56145 - Credit       Col Polanco             MEXICO
                            R.L DE C.V                                   Bureaus
83    9                   VAIL SYSTEMEN GROEP, B.V.                      551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
84    10                    D&B TRANSUNION ANALYTIC AND DECISIONSERVICES 56145 - Credit       Chennai                 INDIA
                              PRIVATE LIMITED                            Bureaus                                      (OTHER)
85    10                    DATABUSINESS S.A.                            56145 - Credit       Santiago                CHILE
                                                                         Bureaus
86    10                    MOUSSORO PARTICIPACOES LTDA.                 551112 - Offices of  Sao Paulo     SP        BRAZIL
                                                                         Other Holding
                                                                         Companies
87    11                      CRIVO SISTEMAS EM INFORMATICA LTDA.        56145 - Credit       Sao Paulo     SP        BRAZIL
                                                                         Bureaus
88    10                    STS VAIL BEHEEREN ADMINISTRACION S. DE. R.L. 56145 - Credit       Mexico City             MEXICO
                              DE C.V.                                    Bureaus
89    10                    TRANSUNION KENYA LIMITED                     56145 - Credit       Nairobi                 KENYA
                                                                         Bureaus
90    10                    TRANSUNION NETHERLANDS I B.V.                551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
91    11                      TRANSUNION ASIA LIMITED                    56145 - Credit       Tsim Sha Tsui           HONG KONG
                                                                         Bureaus
92    12                        TRANSUNION COMPANY OF VIETNAM LTD.       56145 - Credit       Ho Chi Minh             VIETNAM
                                                                         Bureaus              City
93    12                        TRANSUNION INFORMATION TECHNOLOGY LTD.   56145 - Credit       Beijing                 CHINA,
                                                                         Bureaus                                      PEOPLES
                                                                                                                      REPUBLIC OF
94    11                      TRANSUNION LIMITED                         56145 - Credit       Tsim Sha Tsui           HONG KONG
                                                                         Bureaus
95    10                    TRANSUNION NETHERLANDS II B.V.               551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
96    11                      MOUSSORO PARTICIPACOES LTDA.               551112 - Offices of  Sao Paulo     SP        BRAZIL
                                                                         Other Holding
                                                                         Companies
97    11                      TRANSUNION AFRICA (PTY) LTD.               56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
98    12                        BEHEER EN BELEGGINGSMAATCHAPIJ STIVACO   551112 - Offices of  Rotterdam               NETHERLANDS
                                  B.V.                                   Other Holding
                                                                         Companies
99    13                          STS VAIL BEHEEREN ADMINISTRACION S.    56145 - Credit       Mexico City             MEXICO
                                    DE. R.L. DE C.V.                     Bureaus
100   13                          TRANS UNION (PRIVATE) LTD.             56145 - Credit       Harare                  ZIMBABWE
                                                                         Bureaus
101   12                        CAMPBELL'S  CONSUMER ENQUIRIES (PTY)     56145 - Credit       Johannesburg            SOUTH AFRICA
                                  LTD.                                   Bureaus
102   12                        COMMERCIAL INFORMATION AGENCY (PTY) LTD. 56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
103   12                        ELABADIA INVESTMENT (PROPRIETARY) LTD.   551112 - Offices of  Johannesburg            SOUTH AFRICA
                                                                         Other Holding
                                                                         Companies
104   13                          TRANS UNION HPI (PTY) LTD.             56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
105   12                        ITC - BOTSWANA (PTY) LTD.                56145 - Credit       Gaborone      BC        BOTSWANA
                                                                         Bureaus
106   12                        TRANS UNION HPI (PTY) LTD.               56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
107   12                        TRANSUNION ANALYTIC AND DECISION         56145 - Credit       Johannesburg            SOUTH AFRICA
                                  SERVICES (PTY) LTD.                    Bureaus
108   12                        TRANSUNION AUTO INFORMATION SOLUTIONS    56145 - Credit       Johannesburg            SOUTH AFRICA
                                  (PTY) LTD.                             Bureaus
109   13                          AUTOLOCATOR (PTY) LTD.                 56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
110   12                        TRANSUNION CGS (PTY) LTD.                56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
111   12                        TRANSUNION CREDIT BUREAU (PTY) LTD.      56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
112   12                        TRANSUNION CREDIT BUREAU NAMIBIA (PTY)   56145 - Credit       Windhoek                NAMBIA
                                  LTD.                                   Bureaus
113   12                        TRANSUNION ITC (PTY) LTD.                56145 - Credit       Manzini                 SWAZILAND
                                                                         Bureaus
114   12                        TRANSUNION MEAD & MCGROUTHER (PTY) LTD.  56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
115   11                      TRANSUNION INFORMATION SOLUTIONS INC.      56145 - Credit       Makati City             PHILIPPINES
                                                                         Bureaus
116   11                      TRANSUNION OF CANADA, INC.                 56145 - Credit       Toronto       ON        CANADA
                                                                         Bureaus
117   8                 TRANSUNION CONSUMER SOLUTIONS LLC                56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
118   8                 TRANSUNION FINANCING CORPORATION                 56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
119   8                 TRANSUNION HEALTHCARE LLC                        56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
120   9                   DIVERSIFIED DATA DEVELOPMENT CORPORATION       56145 - Credit       Chicago       IL        California
                                                                         Bureaus
121   9                   FINANCIAL HEALTHCARE SYSTEMS, LLC              56145 - Credit       Chicago       IL        Colorado
                                                                         Bureaus
122   8                 TRANSUNION INTELLIGENCE LLC                      56145 - Credit       Chicago       IL        Nevada
                                                                         Bureaus
123   8                 TRANSUNION INTERACTIVE, INC.                     56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
124   8                 TRANSUNION RENTAL SCREENING SOLUTIONS, INC.      56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
125   9                   CREDIT RETRIEVER LLC                           56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
126   8                 TRANSUNION TELEDATA, LLC                         56145 - Credit       Chicago       IL        Oregon
                                                                         Bureaus

                                                                                             TOTAL      TOTAL
                                                                                             VOTING     NON-VOTING
                                                                                             PERCENTAGE PERCENTAGE
ID  DEPTH  LEGAL ENTITY NAME                                                 COUNTRY         HELD       HELD       COMMENTS
----------------------------------------------------------------------------------------------------------------------------------
1     1    THE GOLDMAN SACHS GROUP, INC.                                     UNITED STATES     N/A         N/A     Top Entity
2     2      1000 DEAN INVESTOR LLC                                          UNITED STATES     N/A         N/A
3     2      77 WATER STREET MANAGEMENT CO. LLC                              UNITED STATES     N/A         N/A
4     2      986 E 181ST ST LIHTC LLC                                        UNITED STATES     N/A         N/A
5     2      ARCHON GEN-PAR, INC.                                            UNITED STATES     100         N/A
6     3        ARCHON GROUP, L.P.                                            UNITED STATES     N/A         N/A
7     4          ARCHON ACQUISITION, LLC                                     UNITED STATES     N/A         N/A
8     4          ARCHON ADMINISTRATIVE SERVICES, L.L.C.                      UNITED STATES     N/A         N/A
9     4          ARCHON INTERNATIONAL HOLDINGS, L.L.C.                       UNITED STATES     N/A         N/A
10    5            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA         MEXICO            N/A         N/A
11    4          ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.                 UNITED STATES     100         N/A
12    5            ARCHON RESIDENTIAL MANAGEMENT, L.P.                       UNITED STATES     N/A         N/A
13    4          ARCHON RESIDENTIAL MANAGEMENT, L.P.                         UNITED STATES     N/A         N/A
14    4          AVELO MORTGAGE, L.L.C.                                      UNITED STATES     N/A         N/A
15    4          AWH ARCHON GEN-PAR, L.L.C.                                  UNITED STATES     N/A         N/A
16    5            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.              UNITED STATES     N/A         N/A
17    4          BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                       UNITED STATES     N/A         N/A
18    4          GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA           MEXICO            N/A         N/A
19    2      ARCHON GROUP, L.P.                                              UNITED STATES     N/A         N/A
20    2      ARCHON INTERNATIONAL, INC.                                      UNITED STATES     100         N/A
21    3        ARCHON CAPITAL BANK DEUTSCHLAND GMBH                          GERMANY           100         N/A
22    4          ARCHON GROUP DEUTSCHLAND GMBH                               GERMANY           100         N/A
23    3        ARCHON GROUP ITALIA, S.R.L.                                   ITALY (OTHER)     100         N/A
24    4          SGC S.R.L. SOCIETA GESTIONE CREDITI                         ITALY (OTHER)     100         N/A
25    5            SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
26    5            SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL       ITALY (OTHER)     100         N/A
27    2      ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                      BERMUDA           100         N/A
28    2      ARROW CORPORATE MEMBER HOLDINGS LLC                             UNITED STATES     N/A         N/A
29    3        ARIEL INDEMNITY LIMITED                                       BERMUDA           100         N/A
30    3        GOLDMAN SACHS PROPERTY AND CASUALTY                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
31    4          ARIEL CORPORATE MEMBER LIMITED                              UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Redeemable
                                                                                                                   shares.
32    2      ARROW REINSURANCE COMPANY, LIMITED                              BERMUDA           100         N/A
33    2      AUGUSTA ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
34    3        AUGUSTA, L.P.                                                 UNITED STATES     N/A         N/A
35    2      BIRCHFIELD ESTATES LTD                                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
36    2      BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.             UNITED STATES     N/A         32
37    2      BRIDGE STREET 2011 ADVISORS, L.L.C.                             UNITED STATES     N/A         N/A
38    3        BRIDGE STREET 2011, L.P.                                      UNITED STATES     N/A         N/A
39    2      BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                      CAYMAN ISLANDS    100         N/A
40    3        BRIDGE STREET 2011 OFFSHORE, L.P.                             CAYMAN ISLANDS    N/A         N/A
41    4          BRIDGE STREET 2011 OFFSHORE EDGEMARC, INC.                  UNITED STATES     100         N/A
42    2      BRIDGE STREET 2012 ADVISORS, L.L.C.                             UNITED STATES     N/A         N/A
43    3        BRIDGE STREET 2012, L.P.                                      UNITED STATES     N/A         N/A
44    4          GS HEAL HOLDINGS LIMITED                                    MAURITIUS         50          N/A
45    2      BRIDGE STREET 2012 OFFSHORE ADVISORS, INC.                      UNITED STATES     100         N/A
46    3        BRIDGE STREET 2012 HOLDINGS, L.P.                             UNITED STATES     N/A         N/A
47    4          INTERLINE BRANDS, INC.                                      UNITED STATES     81          N/A
48    4          SPARTANSHIELD HOLDINGS                                      UNITED STATES     N/A         N/A
49    5            TRANSUNION HOLDING COMPANY, INC.                          UNITED STATES     49          N/A
50    6              TRANSUNION CORP.                                        UNITED STATES     100         N/A
51    7                TRANS UNION LLC                                       UNITED STATES     N/A         N/A
52    8                  CENTRAL SOURCE, LLC                                 UNITED STATES     N/A         N/A
53    8                  DECISION SYSTEMS, INC.                              UNITED STATES     100         N/A
54    8                  NEW MANAGEMENT SERVICES, LLC                        UNITED STATES     N/A         N/A
55    8                  ONLINE DATA EXCHANGE, LLC                           UNITED STATES     N/A         N/A
56    8                  OPT-OUT SERVICES, LLC                               UNITED STATES     N/A         N/A
57    8                  SOLUCIONES DE INFORMATICA DE CENTROAMERICA (SICE),  GUATEMALA         100         N/A
                           S.A.
58    8                  TRANS UNION CENTRAL AMERICA, S.A.                   PANAMA            100         N/A
59    9                    TRANS UNION COSTA RICA, S.A.                      COSTA RICA        100         N/A
60    10                     TRANS UNION HONDURAS - BURO DE CREDITO, S.A.    HONDURAS          100         N/A
61    10                     TRANS UNION NICARAGUA, S.A.                     NICARAGUA         100         N/A
62    9                    TRANS UNION GUATEMALA, S.A.                       GUATEMALA         70          N/A
63    9                    TRANS UNION HONDURAS - BURO DE CREDITO, S.A.      HONDURAS          100         N/A
64    9                    TRANS UNION NICARAGUA, S.A.                       NICARAGUA         100         N/A
65    9                    TRANSUNION EL SALVADOR, S.A. DE C.V.              EL SALVADOR       99          N/A
66    8                  TRANS UNION CONTENT SOLUTIONS LLC                   UNITED STATES     N/A         N/A
67    8                  TRANS UNION DE MEXICO, S.A.                         MEXICO            25          N/A
68    9                    SERVICIOS Y ASESORIA SCOBC                        MEXICO            98          N/A
69    8                  TRANS UNION INTERNATIONAL INC.                      UNITED STATES     100         N/A
70    9                    CENTRO DE INFORMACION Y ESTUDIOS ESTRATEGICOS     DOMINICAN         94          N/A
                              EMPRESARIALES S.A.                             REPUBLIC
71    10                     TRANS UNION S.A.                                DOMINICAN         100         N/A
                                                                             REPUBLIC
72    9                    CREDIT INFORMATION BUREAU (INDIA) LIMITED         INDIA (OTHER)     27          N/A
73    9                    CREDIT REPORTING SERVICES LIMITED                 TRINIDAD & TOBAGO 65          N/A
74    9                    SOLUCIONES DE INFORMATICA DE CENTROAMERICA        GUATEMALA         100         N/A
                             (SICE), S.A.
75    9                    TRANS UNION CRIF DECISION SOLUTIONS LLC           UNITED STATES     N/A         N/A
76    9                    TRANS UNION DE PUERTO RICO, INC.                  PUERTO RICO       100         N/A
77    9                    TRANS UNION SOFTWARE SERVICES PRIVATE LIMITED     INDIA (OTHER)     100         N/A
78    9                    TRANSUNION COLOMBIA LTDA.                         COLOMBIA          N/A         N/A
79    9                    TRANSUNION CRIF DECISION SOLUTIONS S.A. DE C.V    MEXICO            50          N/A
80    9                    TRANSUNION INTERNATIONAL HOLDINGS, LLC            UNITED STATES     N/A         N/A
81    10                     TRANSUNION SOLUCIONES DE INFORMACION, S. DE R.L MEXICO            100         N/A
                               DE C.V
82    9                    TRANSUNION SOLUCIONES DE INFORMACION, S. DE R.L   MEXICO            100         N/A
                             DE C.V
83    9                    VAIL SYSTEMEN GROEP, B.V.                         NETHERLANDS       N/A         N/A
84    10                     D&B TRANSUNION ANALYTIC AND DECISIONSERVICES    INDIA (OTHER)     24          N/A
                               PRIVATE LIMITED
85    10                     DATABUSINESS S.A.                               CHILE             51          N/A
86    10                     MOUSSORO PARTICIPACOES LTDA.                    BRAZIL            100         N/A
87    11                       CRIVO SISTEMAS EM INFORMATICA LTDA.           BRAZIL            80          N/A
88    10                     STS VAIL BEHEEREN ADMINISTRACION S. DE. R.L. DE MEXICO            100         N/A
                               C.V.
89    10                     TRANSUNION KENYA LIMITED                        KENYA             100         N/A
90    10                     TRANSUNION NETHERLANDS I B.V.                   NETHERLANDS       100         N/A
91    11                       TRANSUNION ASIA LIMITED                       HONG KONG         100         N/A
92    12                         TRANSUNION COMPANY OF VIETNAM LTD.          VIETNAM           100         N/A
93    12                         TRANSUNION INFORMATION TECHNOLOGY LTD.      CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
94    11                       TRANSUNION LIMITED                            HONG KONG         56          N/A
95    10                     TRANSUNION NETHERLANDS II B.V.                  NETHERLANDS       100         N/A
96    11                       MOUSSORO PARTICIPACOES LTDA.                  BRAZIL            100         N/A
97    11                       TRANSUNION AFRICA (PTY) LTD.                  SOUTH AFRICA      100         N/A
98    12                         BEHEER EN BELEGGINGSMAATCHAPIJ STIVACO B.V. NETHERLANDS       100         N/A
99    13                           STS VAIL BEHEEREN ADMINISTRACION S. DE.   MEXICO            100         N/A
                                     R.L. DE C.V.
100   13                           TRANS UNION (PRIVATE) LTD.                ZIMBABWE          100         N/A
101   12                         CAMPBELL'S  CONSUMER ENQUIRIES (PTY) LTD.   SOUTH AFRICA      100         N/A
102   12                         COMMERCIAL INFORMATION AGENCY (PTY) LTD.    SOUTH AFRICA      100         N/A
103   12                         ELABADIA INVESTMENT (PROPRIETARY) LTD.      SOUTH AFRICA      100         N/A
104   13                           TRANS UNION HPI (PTY) LTD.                SOUTH AFRICA      100         N/A
105   12                         ITC - BOTSWANA (PTY) LTD.                   BOTSWANA          51          N/A
106   12                         TRANS UNION HPI (PTY) LTD.                  SOUTH AFRICA      100         N/A
107   12                         TRANSUNION ANALYTIC AND DECISION SERVICES   SOUTH AFRICA      100         N/A
                                   (PTY) LTD.
108   12                         TRANSUNION AUTO INFORMATION SOLUTIONS (PTY) SOUTH AFRICA      100         N/A
                                   LTD.
109   13                           AUTOLOCATOR (PTY) LTD.                    SOUTH AFRICA      70          N/A
110   12                         TRANSUNION CGS (PTY) LTD.                   SOUTH AFRICA      91          N/A
111   12                         TRANSUNION CREDIT BUREAU (PTY) LTD.         SOUTH AFRICA      90          N/A
112   12                         TRANSUNION CREDIT BUREAU NAMIBIA (PTY) LTD. NAMBIA            100         N/A
113   12                         TRANSUNION ITC (PTY) LTD.                   SWAZILAND         100         N/A
114   12                         TRANSUNION MEAD & MCGROUTHER (PTY) LTD.     SOUTH AFRICA      100         N/A
115   11                       TRANSUNION INFORMATION SOLUTIONS INC.         PHILIPPINES       80          N/A
116   11                       TRANSUNION OF CANADA, INC.                    CANADA            100         N/A
117   8                  TRANSUNION CONSUMER SOLUTIONS LLC                   UNITED STATES     N/A         N/A
118   8                  TRANSUNION FINANCING CORPORATION                    UNITED STATES     100         N/A
119   8                  TRANSUNION HEALTHCARE LLC                           UNITED STATES     N/A         N/A
120   9                    DIVERSIFIED DATA DEVELOPMENT CORPORATION          UNITED STATES     100         N/A
121   9                    FINANCIAL HEALTHCARE SYSTEMS, LLC                 UNITED STATES     N/A         N/A
122   8                  TRANSUNION INTELLIGENCE LLC                         UNITED STATES     N/A         N/A
123   8                  TRANSUNION INTERACTIVE, INC.                        UNITED STATES     100         N/A
124   8                  TRANSUNION RENTAL SCREENING SOLUTIONS, INC.         UNITED STATES     100         N/A
125   9                    CREDIT RETRIEVER LLC                              UNITED STATES     N/A         N/A
126   8                  TRANSUNION TELEDATA, LLC                            UNITED STATES     N/A         N/A

127   8                 VANTAGE SCORE SOLUTIONS LLC                      56145 - Credit       Stamford      CT        Delaware
                                                                         Bureaus
128   8                 VISIONARY SYSTEMS, INC.                          56145 - Credit       Chicago       IL        Georgia
                                                                         Bureaus
129   9                   WORTHKNOWING INC.                              56145 - Credit       Chicago       IL        Georgia
                                                                         Bureaus
130   3       BRIDGE STREET 2012 OFFSHORE, L.P.                          525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
131   4         BRIDGE STREET 2012 OFFSHORE EAGLE WING INC.              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
132   2     BRIDGE STREET ASIA FUND, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
133   2     BRIDGE STREET FUND 1996, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
134   2     BRIDGE STREET FUND 2000, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
135   3       STONE STREET FUND 2000, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
136   4         EACCESS HOLDINGS L.L.C.                                  551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
137   2     BRIDGE STREET REAL ESTATE FUND 1996, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
138   2     BRIDGE STREET REAL ESTATE FUND 1998, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
139   2     BRIDGE STREET REAL ESTATE FUND 1999, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
140   2     BRIDGE STREET REAL ESTATE FUND 2000, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
141   3       STONE STREET REAL ESTATE FUND 2000, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
142   4         WH13/TWENTY-FOUR B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
143   2     BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
144   3       BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
145   4         EACCESS HOLDINGS L.L.C.                                  551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
146   2     BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
147   2     BRIDGEWATER ODC, LLC                                         531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
148   2     BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
149   3       GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT     525990 - Other       Beijing                 CHINA,
                MANAGEMENT CO., LTD.                                     Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
150   2     BROAD STREET CONTROL ADVISORS, L.L.C.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
151   3       GUARD CONTROL PARTNERSHIP, L.P.                            525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
152   2     BROAD STREET ENERGY ADVISORS AIV-1, L.L.C.                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
153   3       BROAD STREET ENERGY PARTNERS OFFSHORE - B AIV-1, L.P.      525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
154   3       BROAD STREET ENERGY PARTNERS OFFSHORE AIV-1, L.P.          525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
155   4         BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
156   3       BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B AIV-1,   525990 - Other       NEW YORK      NY        CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
157   4         BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
158   2     BROAD STREET ENERGY ADVISORS, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
159   3       BROAD STREET ENERGY PARTNERS AIV-1, L.P.                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
160   3       BROAD STREET ENERGY PARTNERS OFFSHORE - B, L.P.            525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
161   3       BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B, L.P.    525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
162   3       BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
163   3       BROAD STREET ENERGY PARTNERS, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
164   4         BSEP HYDROEDGE INC.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
165   4         GSCP VI HYDROEDGE HOLDINGS, L.L.C.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
166   5           HYDROEDGE INTERMEDIATE HOLDINGS, L.L.C.                525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
167   2     BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                  525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
168   2     BROAD STREET PRINCIPAL INVESTMENTS, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
169   2     CHX Holdings, Inc.                                           551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
170   3       CHICAGO STOCK EXCHANGE, INC.                               523210 - Securities  Chicago       IL        Delaware
                                                                         and Commodity
                                                                         Exchanges
171   3       CHXBD, LLC                                                 523110 - Investment  Chicago       IL        Delaware
                                                                         Banking and
                                                                         Securities Dealing
172   2     CIP 2011 PARTNERS ADVISORS, L.L.C.                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
173   3       CIP 2011 PARTNERS, L.P.                                    551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
174   3       CIP 2011-A PARTNERS, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
175   2     CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                    551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
176   3       CIP 2011 PARTNERS OFFSHORE, L.P.                           551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
177   2     COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                    524130 - Reinsurance Washington    DC        District of
                                                                         Carriers                                     Columbia
178   3       CHARLESTON CAPITAL REINSURANCE, LLC                        524130 - Reinsurance Washington    DC        District of
                                                                         Carriers                                     Columbia
179   2     COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY              524113 - Direct Life Southborough  MA        Massachusetts
                                                                         Insurance Carriers
180   3       FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY           524113 - Direct Life Southborough  MA        Massachusetts
                                                                         Insurance Carriers
181   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    Wilmington    DE        Delaware
                CORE FIXED INCOME FUND                                   Investment Funds
182   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                EQUITY INDEX FUND                                        Investment Funds
183   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                GOVERNMENT INCOME FUND                                   Investment Funds
184   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    Wilmington    DE        Delaware
                GROWTH OPPORTUNITIES FUND                                Investment Funds
185   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MID 525910 - Open-End    Wilmington    DE        Delaware
                CAP VALUE FUND                                           Investment Funds
186   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                MONEY MARKET FUND                                        Investment Funds
187   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                STRATEGIC GROWTH FUND                                    Investment Funds
188   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                STRATEGIC INTERNATIONAL EQUITY FUND                      Investment Funds
189   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    Wilmington    DE        Delaware
                STRUCTURED U.S. EQUITY FUND                              Investment Funds
190   2     CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
191   2     DIRECT EDGE HOLDINGS LLC                                     551112 - Offices of  Jersey City   NJ        Delaware
                                                                         Other Holding
                                                                         Companies
192   3       DIRECT EDGE ECN LLC                                        523120 - Securities  Jersey City   NJ        Delaware
                                                                         Brokerage
193   3       DIRECT EDGE, INC.                                          523210 - Securities  Jersey City   NJ        Delaware
                                                                         and Commodity
                                                                         Exchanges
194   4         EDGA EXCHANGE, INC.                                      523210 - Securities  Jersey City   NJ        Delaware
                                                                         and Commodity
                                                                         Exchanges
195   4         EDGX EXCHANGE, INC.                                      523210 - Securities  Jersey City   NJ        Delaware
                                                                         and Commodity
                                                                         Exchanges
196   2     EASTPORT CAPITAL CORP.                                       524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
197   3       EPF FINANCIAL, LLC                                         524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
198   2     ELQ HOLDINGS (DEL) LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
199   3       ELQ HOLDINGS (UK) LTD                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
200   4         ELQ INVESTORS II LTD                                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
201   5           CANDLEWICK ASSET MANAGEMENT LIMITED                    525990 - Other       Berkshire     England   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
202   5           CDV-3, LTD.                                            525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
203   5           LUNDY GENPAR, LTD.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
204   6             LUNDY, L.P.                                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
205   7               REMICH HOLDING I S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
206   7               REMICH HOLDING II S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
207   5           VESTRA WEALTH LLP                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
208   6             VESTRA ASSET MANAGEMENT LTD.                         525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
209   6             VESTRA CAPITAL LIMITED                               525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
210   6             VESTRA INVESTMENTS LTD                               525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
211   6             VESTRA NOMINEES LIMITED                              525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
212   6             VESTRA US WEALTH MANAGEMENT LTD.                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
213   6             VESTRA WEALTH (JERSEY) LIMITED                       525990 - Other       St Helier               JERSEY
                                                                         Financial Vehicles
214   6             VESTRA WEALTH (JERSEY) NOMINEES LIMITED              525990 - Other       St Helier               JERSEY
                                                                         Financial Vehicles
215   6             VESTRA WEALTH LIMITED                                525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
216   4         ELQ INVESTORS III LTD                                    525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
217   3       GS CAPITAL FUNDING (UK) II LIMITED                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
218   4         GS CAPITAL FUNDING (CAYMAN) LIMITED                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
219   2     EPOCH SECURITIES, INC.                                       523110 - Investment  Southborough  MA        Delaware
                                                                         Banking and
                                                                         Securities Dealing
220   2     EQUILEND HOLDINGS LLC                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
221   3       EQUILEND CANADA CORP.                                      523120 - Securities  Ontario                 CANADA
                                                                         Brokerage
222   3       EQUILEND EUROPE LIMITED                                    523120 - Securities  London                  UNITED
                                                                         Brokerage                                    KINGDOM
                                                                                                                      (OTHER)
223   3       EQUILEND LLC                                               523120 - Securities  New York      NY        Delaware
                                                                         Brokerage
224   2     ESSENT GROUP LTD.                                            551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
225   3       ESSENT REINSURANCE LTD.                                    524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
226   3       ESSENT US HOLDINGS, INC.                                   551112 - Offices of  Radnor        PA        Delaware
                                                                         Other Holding
                                                                         Companies
227   4         CUW SOLUTIONS, LLC                                       522292 - Real Estate Radnor        PA        Delaware
                                                                         Credit
228   4         ESSENT GUARANTY OF PA, INC.                              524126 - Direct      Radnor        PA        Pennsylvania
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
229   4         ESSENT GUARANTY, INC.                                    524126 - Direct      Radnor        PA        Pennsylvania
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
230   5           ESSENT SOLUTIONS, LLC                                  561499 - All Other   Radnor        PA        Delaware
                                                                         Business Support
                                                                         Services
231   2     FARRINGDON STREET (LUXEMBOURG) HOLDINGS S.A R.L.             551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
232   3       FARRINGDON STREET (LUXEMBOURG) S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
233   4         FARRINGDON STREET L.P.                                   531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
234   2     FARRINGDON STREET PARTNERS LIMITED                           531390 - Other       London                  UNITED
                                                                         activities related                           KINGDOM
                                                                         to real estate                               (OTHER)
235   3       FARRINGDON STREET (NOMINEE) LIMITED                        531390 - Other       London                  UNITED
                                                                         activities related                           KINGDOM
                                                                         to real estate                               (OTHER)
236   3       FARRINGDON STREET L.P.                                     531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
237   2     FBDC ADVISORS OFFSHORE, INC.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
238   3       FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
239   3       FBDC INVESTORS OFFSHORE, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
240   4         FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
241   2     FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
242   2     FEDERAL BOULEVARD, L.L.C.                                    531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
243   2     FRANKLIN HOLDINGS (BERMUDA), LTD.                            525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
244   2     FREEDOMPAY, INC.                                             525990 - Other       Newtown       PA        Delaware
                                                                         Financial Vehicles   Square
245   2     GCN CE HOLDINGS CORPORATION                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
246   3       GCN HOLDING (CANADA) ULC                                   525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
247   2     GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
248   3       GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED                 551112 - Offices of  Central                 HONG KONG
                                                                         Other Holding
                                                                         Companies
249   4         GOLDMAN SACHS (ASIA) FINANCE                             523110 - Investment  Ebene                   MAURITIUS
                                                                         Banking and
                                                                         Securities Dealing
250   5           GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED       523110 - Investment  Mumbai                  INDIA
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
251   5           GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA) LIMITED       523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
252   5           OHM OIL PTY LIMITED                                    525990 - Other       Sydney                  AUSTRALIA
                                                                         Financial Vehicles
253   4         GOLDMAN SACHS (ASIA) L.L.C.                              523110 - Investment  Central                 Delaware
                                                                         Banking and
                                                                         Securities Dealing
254   5           GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED       523110 - Investment  Beijing                 CHINA,
                                                                         Banking and                                  PEOPLES
                                                                         Securities Dealing                           REPUBLIC OF

127   8                  VANTAGE SCORE SOLUTIONS LLC                         UNITED STATES     N/A         N/A
128   8                  VISIONARY SYSTEMS, INC.                             UNITED STATES     100         N/A
129   9                    WORTHKNOWING INC.                                 UNITED STATES     100         N/A
130   3        BRIDGE STREET 2012 OFFSHORE, L.P.                             UNITED STATES     N/A         N/A
131   4          BRIDGE STREET 2012 OFFSHORE EAGLE WING INC.                 UNITED STATES     100         N/A
132   2      BRIDGE STREET ASIA FUND, L.P.                                   UNITED STATES     N/A         N/A
133   2      BRIDGE STREET FUND 1996, L.P.                                   UNITED STATES     N/A         N/A
134   2      BRIDGE STREET FUND 2000, L.P.                                   UNITED STATES     N/A         N/A
135   3        STONE STREET FUND 2000, L.P.                                  UNITED STATES     N/A         N/A
136   4          EACCESS HOLDINGS L.L.C.                                     UNITED STATES     N/A         N/A
137   2      BRIDGE STREET REAL ESTATE FUND 1996, L.P.                       UNITED STATES     N/A         N/A
138   2      BRIDGE STREET REAL ESTATE FUND 1998, L.P.                       UNITED STATES     N/A         N/A
139   2      BRIDGE STREET REAL ESTATE FUND 1999, L.P.                       UNITED STATES     N/A         N/A
140   2      BRIDGE STREET REAL ESTATE FUND 2000, L.P.                       UNITED STATES     N/A         N/A
141   3        STONE STREET REAL ESTATE FUND 2000, L.P.                      UNITED STATES     N/A         N/A
142   4          WH13/TWENTY-FOUR B.V.                                       NETHERLANDS       100         N/A
143   2      BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.                UNITED STATES     N/A         N/A
144   3        BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.           UNITED STATES     N/A         N/A
145   4          EACCESS HOLDINGS L.L.C.                                     UNITED STATES     N/A         N/A
146   2      BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.             UNITED STATES     N/A         N/A
147   2      BRIDGEWATER ODC, LLC                                            UNITED STATES     N/A         N/A
148   2      BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC                  UNITED STATES     N/A         N/A
149   3        GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT        CHINA, PEOPLES    100         N/A
                 MANAGEMENT CO., LTD.                                        REPUBLIC OF
150   2      BROAD STREET CONTROL ADVISORS, L.L.C.                           UNITED STATES     N/A         N/A
151   3        GUARD CONTROL PARTNERSHIP, L.P.                               UNITED STATES     N/A         N/A
152   2      BROAD STREET ENERGY ADVISORS AIV-1, L.L.C.                      UNITED STATES     N/A         N/A
153   3        BROAD STREET ENERGY PARTNERS OFFSHORE - B AIV-1, L.P.         UNITED STATES     N/A         N/A
154   3        BROAD STREET ENERGY PARTNERS OFFSHORE AIV-1, L.P.             UNITED STATES     N/A         N/A
155   4          BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.         UNITED STATES     100         N/A
156   3        BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B AIV-1, L.P. UNITED STATES     N/A         N/A
157   4          BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.         UNITED STATES     100         N/A
158   2      BROAD STREET ENERGY ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
159   3        BROAD STREET ENERGY PARTNERS AIV-1, L.P.                      UNITED STATES     N/A         N/A
160   3        BROAD STREET ENERGY PARTNERS OFFSHORE - B, L.P.               UNITED STATES     N/A         N/A
161   3        BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B, L.P.       UNITED STATES     N/A         N/A
162   3        BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                   UNITED STATES     N/A         N/A
163   3        BROAD STREET ENERGY PARTNERS, L.P.                            UNITED STATES     N/A         N/A
164   4          BSEP HYDROEDGE INC.                                         UNITED STATES     100         N/A
165   4          GSCP VI HYDROEDGE HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
166   5            HYDROEDGE INTERMEDIATE HOLDINGS, L.L.C.                   UNITED STATES     N/A         N/A
167   2      BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                     UNITED STATES     N/A         N/A
168   2      BROAD STREET PRINCIPAL INVESTMENTS, L.L.C.                      UNITED STATES     N/A         N/A
169   2      CHX Holdings, Inc.                                              UNITED STATES     26          N/A
170   3        CHICAGO STOCK EXCHANGE, INC.                                  UNITED STATES     100         N/A
171   3        CHXBD, LLC                                                    UNITED STATES     N/A         N/A
172   2      CIP 2011 PARTNERS ADVISORS, L.L.C.                              UNITED STATES     N/A         N/A
173   3        CIP 2011 PARTNERS, L.P.                                       UNITED STATES     N/A         N/A
174   3        CIP 2011-A PARTNERS, L.P.                                     UNITED STATES     N/A         N/A
175   2      CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                       CAYMAN ISLANDS    100         N/A
176   3        CIP 2011 PARTNERS OFFSHORE, L.P.                              CAYMAN ISLANDS    N/A         N/A
177   2      COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                       UNITED STATES     100         N/A
178   3        CHARLESTON CAPITAL REINSURANCE, LLC                           UNITED STATES     N/A         N/A
179   2      COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY                 UNITED STATES     100         N/A
180   3        FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY              UNITED STATES     100         N/A
181   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS CORE   UNITED STATES     100         N/A
                 FIXED INCOME FUND
182   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS EQUITY UNITED STATES     100         N/A
                 INDEX FUND
183   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     100         N/A
                 GOVERNMENT INCOME FUND
184   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS GROWTH UNITED STATES     100         N/A
                 OPPORTUNITIES FUND
185   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MID    UNITED STATES     13          N/A
                 CAP VALUE FUND
186   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MONEY  UNITED STATES     100         N/A
                 MARKET FUND
187   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     61          N/A
                 STRATEGIC GROWTH FUND
188   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     46          N/A
                 STRATEGIC INTERNATIONAL EQUITY FUND
189   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     24          N/A
                 STRUCTURED U.S. EQUITY FUND
190   2      CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION                UNITED STATES     100         N/A
191   2      DIRECT EDGE HOLDINGS LLC                                        UNITED STATES     N/A         N/A
192   3        DIRECT EDGE ECN LLC                                           UNITED STATES     N/A         N/A
193   3        DIRECT EDGE, INC.                                             UNITED STATES     100         N/A
194   4          EDGA EXCHANGE, INC.                                         UNITED STATES     100         N/A
195   4          EDGX EXCHANGE, INC.                                         UNITED STATES     100         N/A
196   2      EASTPORT CAPITAL CORP.                                          UNITED STATES     100         N/A
197   3        EPF FINANCIAL, LLC                                            UNITED STATES     N/A         N/A
198   2      ELQ HOLDINGS (DEL) LLC                                          UNITED STATES     N/A         N/A
199   3        ELQ HOLDINGS (UK) LTD                                         UNITED KINGDOM    100         100
                                                                             (OTHER)
200   4          ELQ INVESTORS II LTD                                        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
201   5            CANDLEWICK ASSET MANAGEMENT LIMITED                       UNITED KINGDOM    50          N/A
                                                                             (OTHER)
202   5            CDV-3, LTD.                                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
203   5            LUNDY GENPAR, LTD.                                        CAYMAN ISLANDS    50          N/A
204   6              LUNDY, L.P.                                             CAYMAN ISLANDS    N/A         N/A
205   7                REMICH HOLDING I S.A R.L.                             LUXEMBOURG        100         N/A
206   7                REMICH HOLDING II S.A R.L.                            LUXEMBOURG        100         N/A
207   5            VESTRA WEALTH LLP                                         UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
208   6              VESTRA ASSET MANAGEMENT LTD.                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
209   6              VESTRA CAPITAL LIMITED                                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
210   6              VESTRA INVESTMENTS LTD                                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
211   6              VESTRA NOMINEES LIMITED                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
212   6              VESTRA US WEALTH MANAGEMENT LTD.                        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
213   6              VESTRA WEALTH (JERSEY) LIMITED                          JERSEY            100         N/A
214   6              VESTRA WEALTH (JERSEY) NOMINEES LIMITED                 JERSEY            100         N/A
215   6              VESTRA WEALTH LIMITED                                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
216   4          ELQ INVESTORS III LTD                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
217   3        GS CAPITAL FUNDING (UK) II LIMITED                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
218   4          GS CAPITAL FUNDING (CAYMAN) LIMITED                         CAYMAN ISLANDS    100         N/A
219   2      EPOCH SECURITIES, INC.                                          UNITED STATES     100         N/A
220   2      EQUILEND HOLDINGS LLC                                           UNITED STATES     N/A         N/A
221   3        EQUILEND CANADA CORP.                                         CANADA            100         N/A
222   3        EQUILEND EUROPE LIMITED                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
223   3        EQUILEND LLC                                                  UNITED STATES     N/A         N/A
224   2      ESSENT GROUP LTD.                                               BERMUDA           28          N/A
225   3        ESSENT REINSURANCE LTD.                                       BERMUDA           100         N/A
226   3        ESSENT US HOLDINGS, INC.                                      UNITED STATES     100         N/A
227   4          CUW SOLUTIONS, LLC                                          UNITED STATES     N/A         N/A
228   4          ESSENT GUARANTY OF PA, INC.                                 UNITED STATES     100         N/A
229   4          ESSENT GUARANTY, INC.                                       UNITED STATES     100         N/A
230   5            ESSENT SOLUTIONS, LLC                                     UNITED STATES     N/A         N/A
231   2      FARRINGDON STREET (LUXEMBOURG) HOLDINGS S.A R.L.                LUXEMBOURG        100         N/A
232   3        FARRINGDON STREET (LUXEMBOURG) S.A R.L.                       LUXEMBOURG        100         N/A
233   4          FARRINGDON STREET L.P.                                      UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
234   2      FARRINGDON STREET PARTNERS LIMITED                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
235   3        FARRINGDON STREET (NOMINEE) LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
236   3        FARRINGDON STREET L.P.                                        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
237   2      FBDC ADVISORS OFFSHORE, INC.                                    CAYMAN ISLANDS    100         N/A
238   3        FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                        CAYMAN ISLANDS    N/A         N/A
239   3        FBDC INVESTORS OFFSHORE, L.P.                                 CAYMAN ISLANDS    N/A         N/A
240   4          FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                      CAYMAN ISLANDS    N/A         N/A
241   2      FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                          CAYMAN ISLANDS    N/A         N/A
242   2      FEDERAL BOULEVARD, L.L.C.                                       UNITED STATES     N/A         N/A
243   2      FRANKLIN HOLDINGS (BERMUDA), LTD.                               BERMUDA           20          N/A
244   2      FREEDOMPAY, INC.                                                UNITED STATES     32          N/A
245   2      GCN CE HOLDINGS CORPORATION                                     UNITED STATES     100         N/A
246   3        GCN HOLDING (CANADA) ULC                                      UNITED STATES     39          N/A
247   2      GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                    UNITED STATES     N/A         N/A
248   3        GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED                    HONG KONG         100         N/A
249   4          GOLDMAN SACHS (ASIA) FINANCE                                MAURITIUS         100         N/A
250   5            GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED          INDIA (OTHER)     100         N/A
251   5            GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA) LIMITED          CAYMAN ISLANDS    100         N/A
252   5            OHM OIL PTY LIMITED                                       AUSTRALIA         N/A         N/A     The direct
                                                                                                                   holder is
                                                                                                                   a Non-Member
                                                                                                                   Manager
253   4          GOLDMAN SACHS (ASIA) L.L.C.                                 HONG KONG         N/A         N/A
254   5            GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED          CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF

255   4         GOLDMAN SACHS (ASIA) SECURITIES LIMITED                  523120 - Securities  Hong Kong               HONG KONG
                                                                         Brokerage
256   4         GOLDMAN SACHS (HONG KONG) COMPANY LIMITED                525990 - Other       Hong Kong               HONG KONG
                                                                         Financial Vehicles
257   5           KPL FUNDING LIMITED                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
258   4         GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED           523110 - Investment  Federal Territory of    MALAYSIA
                                                                         Banking and          Labuan                  (OTHER)
                                                                         Securities Dealing
259   4         GOLDMAN SACHS (MALAYSIA) SDN. BHD.                       523920 - Portfolio   Kuala Lumpur            MALAYSIA
                                                                         Management                                   (OTHER)
260   4         GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.          551112 - Offices of  Singapore               SINGAPORE
                                                                         Other Holding
                                                                         Companies
261   5           GOLDMAN SACHS (SINGAPORE) PTE                          523110 - Investment  Singapore               SINGAPORE
                                                                         Banking and
                                                                         Securities Dealing
262   5           GOLDMAN SACHS FUTURES PTE LTD                          523999 -             Singapore               SINGAPORE
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
263   5           GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE) PTE. LTD.  523110 - Investment  Singapore               SINGAPORE
                                                                         Banking and
                                                                         Securities Dealing
264   5           GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.            551114 - Corporate,  Singapore               SINGAPORE
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
265   5           J. ARON & COMPANY (SINGAPORE) PTE.                     523130 - Commodity   Singapore               SINGAPORE
                                                                         Contracts Dealing
266   4         GOLDMAN SACHS FUTURES (ASIA) LIMITED                     523140 - Commodity   Central                 HONG KONG
                                                                         Contracts Brokerage
267   2     GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                       551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
268   3       ELBE FUNDING LIMITED                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
269   4         RHYS TRUST                                               523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
270   5           SAPIEN LIMITED                                         525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
271   6             SARGASSO LIMITED                                     525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
272   3       GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
273   4         BEESTON INVESTMENTS LIMITED                              523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
274   4         PT GOLDMAN SACHS INDONESIA                               551114 - Corporate,  Jakarta                 INDIA
                                                                         Subsidiary, and                              (OTHER)
                                                                         Regional Managing
                                                                         Offices
275   3       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
276   3       GOLDMAN SACHS AG                                           522110 - Commercial  Frankfurt am            GERMANY
                                                                         Banking              Main
277   4         GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                    525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
278   5           EACCESS HOLDINGS L.L.C.                                551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
279   5           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
280   6             FS Invest S.a r.l.                                   525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
281   6             GS 2000-I, L.L.C.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
282   7               GOLDMAN SACHS 1, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
283   7               GOLDMAN SACHS 5, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
284   6             GSCP 2000 GMBH CCH HOLDING I                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
285   6             GSCP 2000 GMBH CCH HOLDING II                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
286   6             GSCP GMBH CEBRIDGE HOLDING CORP. II                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
287   6             SUNGARD CAPITAL CORP.                                51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
288   7               SUNGARD CAPITAL CORP. II                           51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
289   4         GOLDMAN, SACHS MANAGEMENT GP GMBH                        525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
290   5           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
291   5           GS CAPITAL PARTNERS V GMBH & CO. KG                    525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
292   6             ALCHEMY HOLDING S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
293   7               Nybrojarl New1 AB                                  525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
294   8                 AHLSELL AB (PUBL)                                525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
295   9                   Nybrojarl New3 AB                              525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
296   10                    NYBROJARL HOLDING AB                         525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
297   11                      NYBROJARL INVEST AB                        525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
298   6             ARAMARK HOLDINGS CORPORATION                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
299   6             ATHENA PIKCO LUX S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
300   7               PRYSMIAN (LUX) S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
301   6             DEJAKOO CAYMAN I CORP.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
302   7               GS DEJAKOO, L.L.C.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
303   6             EDUCATION MANAGEMENT CORPORATION                     525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
304   6             FS Invest S.a r.l.                                   525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
305   6             GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
306   7               GOLDMAN SACHS 1, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
307   7               GOLDMAN SACHS 2, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
308   7               GOLDMAN SACHS 3, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
309   7               GOLDMAN SACHS 4, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
310   7               GOLDMAN SACHS 5, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
311   6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
312   6             GSCP V EDMC GP, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
313   7               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
314   8                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
315   6             GSCP V EDMC HOLDINGS, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
316   6             GSCP V GERMANY KNIGHT HOLDINGS CORP.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
317   7               GSCP V GERMANY KNIGHT HOLDINGS, L.P.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
318   6             GSCP V GMBH KNIGHT HOLDINGS                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
319   7               GSCP V GERMANY KNIGHT HOLDINGS, L.P.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
320   6             MULBERRY HOLDINGS I, LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
321   7               HEALTHMARKETS, INC.                                524114 - Direct      North         TX        Delaware
                                                                         Health and Medical   Richland
                                                                         Insurance Carriers   Hills
322   6             PVF HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
323   6             SEVRES II S.A.R.L.                                   525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
324   7               MEDIANNUAIRE HOLDING                               525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
325   6             SUNGARD CAPITAL CORP.                                51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
326   6             SUPERLIFT HOLDING S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
327   4         GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG      525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
328   4         GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP   525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
329   4         GSCP III MANAGING PARTNER AG & CO. KG                    551112 - Offices of  Frankfurt am            GERMANY
                                                                         Other Holding        Main
                                                                         Companies
330   5           GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW            525990 - Other       Frankfurt am            GERMANY
                    PARTNERSHIP                                          Financial Vehicles   Main
331   4         Goldman Sachs Gives gemeinnutzige GmbH                   523991 - Trust,      Frankfurt am            GERMANY
                                                                         Fiduciary, and       Main
                                                                         Custody Activities
332   3       GOLDMAN SACHS GLOBAL SERVICES II LIMITED                   541990 - All Other   George Town             CAYMAN
                                                                         Professional,                                ISLANDS
                                                                         Scientific, and
                                                                         Technical Services
333   4         GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                  54121 - Accounting,  Tortola                 BRITISH
                                                                         Tax Preparation,                             VIRGIN
                                                                         Bookkeeping and                              ISLANDS
                                                                         Payroll Services
334   3       HILLTOP INVESTMENTS LIMITED                                523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
335   3       LORRAINE FUNDING LIMITED                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
336   4         CHILTERN TRUST                                           523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
337   3       PT GOLDMAN SACHS INDONESIA                                 551114 - Corporate,  Jakarta                 INDIA
                                                                         Subsidiary, and                              (OTHER)
                                                                         Regional Managing
                                                                         Offices
338   2     GOLDMAN SACHS (CHINA) L.L.C.                                 551114 - Corporate,  New York      NY        Delaware
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
339   2     GOLDMAN SACHS (NETHERLANDS) B.V.                             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
340   3       GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                      523930 - Investment  Madrid                  SPAIN
                                                                         Advice
341   2     GOLDMAN SACHS (UK) L.L.C.                                    551112 - Offices of  London                  Delaware
                                                                         Other Holding
                                                                         Companies
342   3       GOLDMAN SACHS BANK (EUROPE) PLC                            522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
343   3       GOLDMAN SACHS GROUP HOLDINGS (U.K.)                        551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
344   4         AMAGANSETT FINANCING LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
345   4         FLEET TRADE & TRANSPORT LIMITED                          523130 - Commodity   London                  UNITED
                                                                         Contracts Dealing                            KINGDOM
                                                                                                                      (OTHER)
346   4         GOLDMAN SACHS (MONACO) S.A.M.                            523930 - Investment  Monaco                  MONACO
                                                                         Advice
347   4         GOLDMAN SACHS (RUSSIA)                                   523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
348   4         GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL             523920 - Portfolio   London                  UNITED
                                                                         Management                                   KINGDOM
                                                                                                                      (OTHER)
349   5           AUSTRALIA ENHANCED INCOME II MASTER COMPANY (IRELAND)  525990 - Other       Dublin                  IRELAND
                    LIMITED                                              Financial Vehicles
350   5           GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST        525910 - Open-End    London                  CAYMAN
                                                                         Investment Funds                             ISLANDS
351   5           GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF GOLDMAN     525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
352   5           GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II        525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
353   5           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
354   5           GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND OF      525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)               Investment Funds
355   6             GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
356   5           GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A SUBFUND OF 525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)               Investment Funds
357   5           GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF GOLDMAN    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
358   5           GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
359   5           GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
360   5           GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND   (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC) Investment Funds
361   6             CCIF LOANS LIMITED                                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
362   5           GOLDMAN SACHS CUSTOM STERLING LIQUIDITY FUND (A SUB    525990 - Other       Dublin                  IRELAND
                    FUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS, PLC)      Financial Vehicles
363   5           GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A SUBFUND   525910 - Open-End    Dublin                  IRELAND
                   OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)             Investment Funds
364   5           GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
365   5           GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL FEEDER (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)               Investment Funds
366   5           GOLDMAN SACHS EURO FIXED INCOME PORTFOLIO              525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
367   5           GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES FUND (A  525910 - Open-End    Dublin                  IRELAND
                    SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)            Investment Funds
368   5           GOLDMAN SACHS EURO LIQUID RESERVES FUND, A SUB-FUND OF 525910 - Open-End    Dublin                  IRELAND
                    THE GOLDMANS SACHS FUNDS, PLC                        Investment Funds
369   5           GOLDMAN SACHS EURO MONEY MARKET FUND  (A SUB-FUND OF   525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS MONEY MARKET FUNDS)                    Investment Funds
370   5           GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO (A       525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
371   5           GOLDMAN SACHS EUROPE CONCENTRATED EQUITY PORTFOLIO (A  525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
372   5           GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A SUBFUND  525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
373   5           GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A SUBFUND OF 525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
374   5           GOLDMAN SACHS EUROPE HIGH INCOME BOND PORTFOLIO        525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
375   5           GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF GOLDMAN   525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
376   5           GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY PORTFOLIO  525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
377   5           GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC            525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
378   5           GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING  525910 - Open-End    Luxembourg              LUXEMBOURG
                    MARKETS CORE EQUITY PORTFOLIO                        Investment Funds
379   5           GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING  525910 - Open-End    Luxembourg              LUXEMBOURG
                    MARKETS CORPORATE BOND PORTFOLIO                     Investment Funds
380   5           GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING  525910 - Open-End    Luxembourg              LUXEMBOURG
                    MARKETS DEBT PORTFOLIO                               Investment Funds
381   5           GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS FUND  (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
382   5           GOLDMAN SACHS GIVI EUROPE EQUITY PORTFOLIO             525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds

255   4          GOLDMAN SACHS (ASIA) SECURITIES LIMITED                     HONG KONG         100         N/A
256   4          GOLDMAN SACHS (HONG KONG) COMPANY LIMITED                   HONG KONG         100         N/A
257   5            KPL FUNDING LIMITED                                       CAYMAN ISLANDS    100         N/A
258   4          GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED              MALAYSIA (OTHER)  100         N/A
259   4          GOLDMAN SACHS (MALAYSIA) SDN. BHD.                          MALAYSIA (OTHER)  100         N/A
260   4          GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.             SINGAPORE         100         N/A
261   5            GOLDMAN SACHS (SINGAPORE) PTE                             SINGAPORE         79          N/A
262   5            GOLDMAN SACHS FUTURES PTE LTD                             SINGAPORE         100         N/A
263   5            GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE) PTE. LTD.     SINGAPORE         100         N/A
264   5            GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.               SINGAPORE         100         N/A
265   5            J. ARON & COMPANY (SINGAPORE) PTE.                        SINGAPORE         100         N/A
266   4          GOLDMAN SACHS FUTURES (ASIA) LIMITED                        HONG KONG         100         N/A
267   2      GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                          CAYMAN ISLANDS    100         N/A
268   3        ELBE FUNDING LIMITED                                          CAYMAN ISLANDS    100         N/A
269   4          RHYS TRUST                                                  JERSEY            N/A         N/A     The direct
                                                                                                                   holder
                                                                                                                   is a Trustee.
270   5            SAPIEN LIMITED                                            JERSEY            100         N/A
271   6              SARGASSO LIMITED                                        JERSEY            100         N/A
272   3        GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                           UNITED STATES     N/A         N/A
273   4          BEESTON INVESTMENTS LIMITED                                 CAYMAN ISLANDS    100         N/A
274   4          PT GOLDMAN SACHS INDONESIA                                  INDIA (OTHER)     100         N/A
275   3        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                  UNITED STATES     N/A         N/A
276   3        GOLDMAN SACHS AG                                              GERMANY           100         N/A
277   4          GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
278   5            EACCESS HOLDINGS L.L.C.                                   UNITED STATES     N/A         N/A
279   5            GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG       GERMANY           N/A         N/A
280   6              FS Invest S.a r.l.                                      LUXEMBOURG        44          N/A
281   6              GS 2000-I, L.L.C.                                       UNITED STATES     N/A         N/A
282   7                GOLDMAN SACHS 1, L.P.                                 CAYMAN ISLANDS    N/A         N/A
283   7                GOLDMAN SACHS 5, L.P.                                 CAYMAN ISLANDS    N/A         N/A
284   6              GSCP 2000 GMBH CCH HOLDING I                            CAYMAN ISLANDS    100         N/A
285   6              GSCP 2000 GMBH CCH HOLDING II                           CAYMAN ISLANDS    100         N/A
286   6              GSCP GMBH CEBRIDGE HOLDING CORP. II                     CAYMAN ISLANDS    100         N/A
287   6              SUNGARD CAPITAL CORP.                                   UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   A-4 shares.
288   7                SUNGARD CAPITAL CORP. II                              UNITED STATES     100         N/A
289   4          GOLDMAN, SACHS MANAGEMENT GP GMBH                           GERMANY           100         N/A
290   5            GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG       GERMANY           N/A         N/A
291   5            GS CAPITAL PARTNERS V GMBH & CO. KG                       GERMANY           N/A         N/A
292   6              ALCHEMY HOLDING S.A.R.L.                                LUXEMBOURG        99          96
293   7                Nybrojarl New1 AB                                     SWEDEN            100         N/A
294   8                  AHLSELL AB (PUBL)                                   SWEDEN            100         N/A
295   9                    Nybrojarl New3 AB                                 SWEDEN            100         N/A
296   10                     NYBROJARL HOLDING AB                            SWEDEN            100         N/A
297   11                       NYBROJARL INVEST AB                           SWEDEN            100         N/A
298   6              ARAMARK HOLDINGS CORPORATION                            UNITED STATES     20          N/A
299   6              ATHENA PIKCO LUX S.A R.L.                               LUXEMBOURG        100         N/A
300   7                PRYSMIAN (LUX) S.A R.L.                               LUXEMBOURG        100         N/A
301   6              DEJAKOO CAYMAN I CORP.                                  CAYMAN ISLANDS    100         N/A
302   7                GS DEJAKOO, L.L.C.                                    UNITED STATES     N/A         N/A
303   6              EDUCATION MANAGEMENT CORPORATION                        UNITED STATES     42          N/A
304   6              FS Invest S.a r.l.                                      LUXEMBOURG        44          N/A
305   6              GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
306   7                GOLDMAN SACHS 1, L.P.                                 CAYMAN ISLANDS    N/A         N/A
307   7                GOLDMAN SACHS 2, L.P.                                 CAYMAN ISLANDS    N/A         N/A
308   7                GOLDMAN SACHS 3, L.P.                                 CAYMAN ISLANDS    N/A         N/A
309   7                GOLDMAN SACHS 4, L.P.                                 CAYMAN ISLANDS    N/A         N/A
310   7                GOLDMAN SACHS 5, L.P.                                 CAYMAN ISLANDS    N/A         N/A
311   6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
312   6              GSCP V EDMC GP, L.L.C.                                  UNITED STATES     N/A         N/A
313   7                GSCP V EDMC HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
314   8                  EDUCATION MANAGEMENT CORPORATION                    UNITED STATES     42          N/A
315   6              GSCP V EDMC HOLDINGS, L.P.                              UNITED STATES     N/A         N/A
316   6              GSCP V GERMANY KNIGHT HOLDINGS CORP.                    UNITED STATES     100         N/A
317   7                GSCP V GERMANY KNIGHT HOLDINGS, L.P.                  UNITED STATES     N/A         N/A
318   6              GSCP V GMBH KNIGHT HOLDINGS                             CAYMAN ISLANDS    100         N/A
319   7                GSCP V GERMANY KNIGHT HOLDINGS, L.P.                  UNITED STATES     N/A         N/A
320   6              MULBERRY HOLDINGS I, LLC                                UNITED STATES     N/A         N/A
321   7                HEALTHMARKETS, INC.                                   UNITED STATES     20          N/A
322   6              PVF HOLDINGS LLC                                        UNITED STATES     63          N/A
323   6              SEVRES II S.A.R.L.                                      UNITED KINGDOM    73          73
                                                                             (OTHER)
324   7                MEDIANNUAIRE HOLDING                                  FRANCE (OTHER)    29          N/A
325   6              SUNGARD CAPITAL CORP.                                   UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   A-4 shares.
326   6              SUPERLIFT HOLDING S.A R.L.                              LUXEMBOURG        44          N/A
327   4          GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG         GERMANY           N/A         N/A
328   4          GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP      GERMANY           N/A         N/A
329   4          GSCP III MANAGING PARTNER AG & CO. KG                       GERMANY           N/A         N/A
330   5            GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP   GERMANY           N/A         N/A
331   4          Goldman Sachs Gives gemeinnutzige GmbH                      GERMANY           100         N/A
332   3        GOLDMAN SACHS GLOBAL SERVICES II LIMITED                      CAYMAN ISLANDS    100         N/A
333   4          GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                     BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
334   3        HILLTOP INVESTMENTS LIMITED                                   CAYMAN ISLANDS    100         N/A
335   3        LORRAINE FUNDING LIMITED                                      CAYMAN ISLANDS    100         N/A
336   4          CHILTERN TRUST                                              JERSEY            N/A         N/A     The direct
                                                                                                                   holder
                                                                                                                   is a Trustee.
337   3        PT GOLDMAN SACHS INDONESIA                                    INDIA (OTHER)     100         N/A
338   2      GOLDMAN SACHS (CHINA) L.L.C.                                    UNITED STATES     N/A         N/A
339   2      GOLDMAN SACHS (NETHERLANDS) B.V.                                NETHERLANDS       100         N/A
340   3        GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                         SPAIN             100         N/A
341   2      GOLDMAN SACHS (UK) L.L.C.                                       UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
342   3        GOLDMAN SACHS BANK (EUROPE) PLC                               IRELAND           100         N/A
343   3        GOLDMAN SACHS GROUP HOLDINGS (U.K.)                           UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Preferred
                                                                                                                   shares.
344   4          AMAGANSETT FINANCING LIMITED                                CAYMAN ISLANDS    100         N/A
345   4          FLEET TRADE & TRANSPORT LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
346   4          GOLDMAN SACHS (MONACO) S.A.M.                               MONACO            99          N/A
347   4          GOLDMAN SACHS (RUSSIA)                                      UNITED KINGDOM    99          N/A
                                                                             (OTHER)
348   4          GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL                UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary B
                                                                                                                   shares.
349   5            AUSTRALIA ENHANCED INCOME II MASTER COMPANY (IRELAND)     IRELAND           N/A         N/A     The direct
                     LIMITED                                                                                       holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
350   5            GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST           UNITED KINGDOM    N/A         N/A     The direct
                                                                             (OTHER)                               holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
351   5            GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF GOLDMAN SACHS  LUXEMBOURG        N/A         N/A     The direct
                     FUNDS)                                                                                        holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
352   5            GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II           IRELAND           N/A         N/A     The direct
                                                                                                                   holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
353   5            GOLDMAN SACHS BANK (EUROPE) PLC                           IRELAND           100         N/A
354   5            GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND OF GOLDMAN IRELAND           N/A         N/A     The direct
                     SACHS INSTITUTIONAL FUNDS PLC)                                                                holder has
                                                                                                                   Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
355   6              GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC             IRELAND           10          N/A
356   5            GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A SUBFUND OF    IRELAND           N/A         N/A     The direct
                     GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                        holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
357   5            GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF GOLDMAN SACHS LUXEMBOURG        N/A         N/A     The direct holder
                     FUNDS)                                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
358   5            GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
359   5            GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
360   5            GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND   (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
361   6              CCIF LOANS LIMITED                                      IRELAND           100         N/A
362   5            GOLDMAN SACHS CUSTOM STERLING LIQUIDITY FUND (A SUB FUND  IRELAND           N/A         N/A
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS, PLC)
363   5            GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A SUBFUND OF   IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
364   5            GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST         CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
365   5            GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL FEEDER (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
366   5            GOLDMAN SACHS EURO FIXED INCOME PORTFOLIO                 LUXEMBOURG        N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
367   5            GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES FUND (A     IRELAND           N/A         N/A     The direct holder
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
368   5            GOLDMAN SACHS EURO LIQUID RESERVES FUND, A SUB-FUND OF    IRELAND           N/A         N/A     The direct holder
                     THE GOLDMANS SACHS FUNDS, PLC                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
369   5            GOLDMAN SACHS EURO MONEY MARKET FUND  (A SUB-FUND OF      IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS MONEY MARKET FUNDS)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
370   5            GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO (A SUBFUND  LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
371   5            GOLDMAN SACHS EUROPE CONCENTRATED EQUITY PORTFOLIO (A     LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
372   5            GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A SUBFUND OF  LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
373   5            GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A SUBFUND OF    LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
374   5            GOLDMAN SACHS EUROPE HIGH INCOME BOND PORTFOLIO           LUXEMBOURG        N/A         N/A
375   5            GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF GOLDMAN      LUXEMBOURG        N/A         N/A     The direct holder
                     SACHS FUNDS)                                                                                  has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
376   5            GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY PORTFOLIO     LUXEMBOURG        N/A         N/A
377   5            GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC               IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
378   5            GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING     LUXEMBOURG        N/A         N/A     The direct holder
                     MARKETS CORE EQUITY PORTFOLIO                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
379   5            GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING     LUXEMBOURG        N/A         N/A     The direct holder
                     MARKETS CORPORATE BOND PORTFOLIO                                                              has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
380   5            GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING     LUXEMBOURG        N/A         N/A     The direct holder
                     MARKETS DEBT PORTFOLIO                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
381   5            GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS FUND  (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
382   5            GOLDMAN SACHS GIVI EUROPE EQUITY PORTFOLIO                LUXEMBOURG        N/A         N/A

383   5           GOLDMAN SACHS GIVI GLOBAL EQUITY - GROWTH MARKETS TILT 525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO                                            Investment Funds
384   5           GOLDMAN SACHS GIVI GROWTH & EMERGING MARKETS EQUITY    525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO                                            Investment Funds
385   5           GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A SUBFUND  525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
386   5           GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN JAPAN FOR    525910 - Open-End    George Town             CAYMAN
                    QUALIFIED INSTITUTIONAL INVESTORS ONLY)              Investment Funds                             ISLANDS
387   5           GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN JAPAN FOR    525910 - Open-End    George Town             CAYMAN
                    QUALIFIED INSTITUTIONAL INVESTORS ONLY)              Investment Funds                             ISLANDS
388   5           GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE FUND (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
389   5           GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO (HEDGED) (A   525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
390   5           GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED) (A      525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
391   5           GOLDMAN SACHS GLOBAL CURRENCY FUND                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
392   5           GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR PLUS       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
393   5           GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
394   5           GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO (A        525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
395   5           GOLDMAN SACHS GLOBAL EQUITY LEADERS PORTFOLIO          525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
396   5           GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO         525910 - Open-End    Luxembourg              LUXEMBOURG
                    (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A SUBFUND  Investment Funds
                    OF GOLDMAN SACHS FUNDS)
397   5           GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF    525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
398   5           GOLDMAN SACHS GLOBAL FIXED INCOME PLUS PORTFOLIO       525910 - Open-End    Luxembourg              LUXEMBOURG
                    (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)          Investment Funds
399   5           GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A SUBFUND 525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
400   5           GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (HEDGED)   525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
401   5           GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
402   5           GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II  (A       525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
403   5           GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A SUBFUND 525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
404   5           GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND            525910 - Open-End    London                  IRELAND
                                                                         Investment Funds
405   5           GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY PORTFOLIO   525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
406   5           GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND PORTFOLIO   525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
407   5           GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION         525910 - Open-End    Dublin                  IRELAND
                    FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND        Investment Funds
408   5           GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A SUBFUND  525910 - Open-End    Dublin                  IRELAND
                    OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)            Investment Funds
409   5           GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY PORTFOLIO (A  525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS II)                   Investment Funds
410   5           GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY PORTFOLIO (A    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
411   5           GOLDMAN SACHS GMS EMERGING MARKETS EQUITY PORTFOLIO (A 525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS II)                   Investment Funds
412   5           GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS II)                           Investment Funds
413   5           GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS II)                           Investment Funds
414   5           GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A SUBFUND OF 525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS II SICAV)                        Investment Funds
415   5           GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A SUBFUND OF    525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS II)                              Investment Funds
416   5           GOLDMAN SACHS GROWTH & EMERGING MARKETS BROAD EQUITY   525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)          Investment Funds
417   5           GOLDMAN SACHS GROWTH & EMERGING MARKETS DEBT LOCAL     525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)          Investment Funds
418   5           GOLDMAN SACHS GROWTH & EMERGING MARKETS EQUITY         525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)          Investment Funds
419   5           GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A   525910 - Open-End    George Town             CAYMAN
                    SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT       Investment Funds                             ISLANDS
                    TRUST)
420   5           GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
421   5           GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
422   5           GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A SUBFUND OF     525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
423   5           GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
424   5           GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF GOLDMAN    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
425   5           GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A SUBFUND OF     525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
426   5           GOLDMAN SACHS LIBERTY HARBOR OPPORTUNISTIC CORPORATE   525910 - Open-End    Luxembourg              LUXEMBOURG
                    BOND PORTFOLIO                                       Investment Funds
427   5           GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND OF      525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
428   5           GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO (A       525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
429   5           GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY MASTER FUND  525910 - Open-End    Dublin                  IRELAND
                    (A SUB FUND OF GOLDMAN SACHS TOTAL CURRENCY FUNDS    Investment Funds
                    PLC)
430   5           GOLDMAN SACHS SPECIALISED FIXED INCOME PORTFOLIO (A    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
431   5           GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS         525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds
432   5           GOLDMAN SACHS STERLING BROAD FIXED INCOME PORTFOLIO (A 525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
433   5           GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
434   5           GOLDMAN SACHS STERLING GOVERNMENT LIQUID RESERVES FUND 525910 - Open-End    Dublin                  IRELAND
                    (A SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)        Investment Funds
435   5           GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A         525910 - Open-End    Dublin                  IRELAND
                   SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)            Investment Funds
436   5           GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND II        525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds
437   5           GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO (A       525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
438   5           GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A SUBFUND OF    525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS II)                              Investment Funds
439   5           GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY FUND    525910 - Open-End    Chicago       IL        Delaware
                                                                         Investment Funds
440   6             GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.       525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
441   5           GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A SUBFUND OF   525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
442   5           GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND OF        525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
443   5           GOLDMAN SACHS US FIXED INCOME FEEDER PORTFOLIO  (A     525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)               Investment Funds
444   5           GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
445   5           GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A SUBFUND OF 525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
446   5           GOLDMAN SACHS US MORTGAGE BACKED SECURITIES PORTFOLIO  525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
447   5           GOLDMAN SACHS US REAL ESTATE BALANCED PORTFOLIO        525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
448   5           GOLDMAN SACHS US SMALL CAP CORE EQUITY PORTFOLIO (A    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
449   5           GOLDMAN SACHS US SUPERCONCENTRATED GROWTH PORTFOLIO    525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
450   5           GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
451   5           GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND (A       525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
452   5           GOLDMAN SACHS US$ LIQUID RESERVES FUND, A SUB-FUND OF  525910 - Open-End    Dublin                  IRELAND
                    THE GOLDMAN SACHS FUNDS, PLC                         Investment Funds
453   5           GOLDMAN SACHS US$ MONEY MARKET FUND  (A SUBFUND OF     525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS MONEY MARKET FUNDS)                    Investment Funds
454   5           GOLDMAN SACHS US$ TREASURY LIQUID RESERVES FUND (A     525910 - Open-End    Dublin                  IRELAND
                    SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)            Investment Funds
455   5           GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A SUB-FUND OF 525910 - Open-End    Dublin                  IRELAND
                    THE GOLDMANS SACHS FUNDS, PLC)                       Investment Funds
456   5           GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
457   5           GS MULTI-ASSET BALANCE FUND 4                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
458   5           GS Multi-Asset Balance Fund 3                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
459   5           GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A SUBFUND OF     525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
460   5           GSAMI China Equity Portfolio (a sub-fund of GSAMI      525910 - Open-End    Dublin                  IRELAND
                    China Funds, Public Limited Company)                 Investment Funds
461   5           Goldman Sachs Brazil Equity Portfolio (A Subfund of    525910 - Open-End    Luxembourg              LUXEMBOURG
                    Goldman Sachs Funds)                                 Investment Funds
462   4         GOLDMAN SACHS BANK (EUROPE) PLC                          522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
463   4         GOLDMAN SACHS HOLDINGS (U.K.)                            551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
464   5           DUNVEGAN INVESTMENTS, LTD.                             523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
465   5           FORRES LLC                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
466   6             FORRES INVESTMENTS LIMITED                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
467   5           GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED 523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
468   6             BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED   523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
469   5           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
470   5           GOLDMAN SACHS INTERNATIONAL                            523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
471   6             ARES FINANCE S.r.l.                                  525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
472   6             AVK Rohr Limited                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
473   6             DUNVEGAN INVESTMENTS, LTD.                           523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
474   6             FALCON FINANCE LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
475   6             GOLDMAN SACHS (CAYMAN) LIMITED                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
476   6             GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST RATE   525910 - Open-End    Grand Cayman            CAYMAN
                      LIMITED                                            Investment Funds                             ISLANDS
477   6             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
478   6             GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
479   6             GOLDMAN SACHS EUROPE LIMITED                         523930 - Investment  Saint Helier            UNITED
                                                                         Advice                                       KINGDOM
                                                                                                                      (OTHER)
480   6             GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
481   7               COOLMORE SPMA LIMITED                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
482   8                 MA COOLMORE LIMITED                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
483   9                   COOLMORE TRADING LIMITED                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
484   7               MA ALTERNATIVE BETA TREND UCITS LIMITED            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
485   7               MA GOLDMAN SACHS ALTERNATIVE BETA CONVERTIBLE      525990 - Other       George Town             CAYMAN
                        ARBITRAGE LIMITED                                Financial Vehicles                           ISLANDS
486   7               MA GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG      525990 - Other       George Town             CAYMAN
                        SHORT LIMITED                                    Financial Vehicles                           ISLANDS
487   7               MA GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN     525990 - Other       George Town             CAYMAN
                        LIMITED                                          Financial Vehicles                           ISLANDS
488   7               MA GOLDMAN SACHS ALTERNATIVE BETA MACRO LIMITED    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
489   7               MA GOLDMAN SACHS ALTERNATIVE BETA RELATIVE VALUE   525990 - Other       George Town             CAYMAN
                        LIMITED                                          Financial Vehicles                           ISLANDS
490   7               SIGNUM MANAGED ACCOUNT I LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
491   6             GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED          523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
492   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - DYNAMO-J11   525910 - Open-End    Luxembourg              LUXEMBOURG
                      V12 PORTFOLIO                                      Investment Funds
493   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - GLOBAL       525910 - Open-End    Luxembourg              LUXEMBOURG
                      TRACKER PORTFOLIO                                  Investment Funds
494   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - GOLDMAN      525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS SYSTEMATIC ABSOLUTE RETURN TRACKER JPY       Investment Funds
                      STRATEGY PORTFOLIO
495   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - GSQUARTIX    525910 - Open-End    Luxembourg              LUXEMBOURG
                      ENHANCED STRATEGY ON THE DOW JONES - UBS COMMODITY Investment Funds
                      INDEX MANAGED BY CLIVE CAPITAL
496   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI     525910 - Open-End    Luxembourg              LUXEMBOURG
                      ENHANCED STRATEGY PORTFOLIO                        Investment Funds
497   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI     525910 - Open-End    Luxembourg              LUXEMBOURG
                      LIGHT ENERGY PORTFOLIO                             Investment Funds
498   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC   525910 - Open-End    Luxembourg              LUXEMBOURG
                      MI VOLTAR4 (10-11) PORTFOLIO                       Investment Funds
499   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC   525910 - Open-End    Luxembourg              LUXEMBOURG
                      MI VOLTAR4 (15-11) PORTFOLIO                       Investment Funds
500   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS-DYNAMO-J11 V5  525910 - Open-End    Luxembourg              LUXEMBOURG
                      PORTFOLIO                                          Investment Funds
501   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS-GLOBAL TRACKER 525910 - Open-End    Luxembourg              LUXEMBOURG
                      PORTFOLIO II                                       Investment Funds
502   6             GOLDMAN SACHS STRATEGIC INVESTMENTS PLC-GOLDMAN      525910 - Open-End    Dublin                  IRELAND
                      SACHS DIVIDEND-LINKED EQUITY INCOME PORTFOLIO      Investment Funds
503   6             GOLDMAN SACHS STRUCTURED INVESTMENT SICAV - GOLDMAN  525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA MACRO UCITS PORTFOLIO       Investment Funds
504   6             GOLDMAN SACHS STRUCTURED INVESTMENTS II SICAV -      525910 - Open-End    Luxembourg              LUXEMBOURG
                      GOLDMAN SACHS ABSOLUTE RETURN TRACKER INDEX ETF    Investment Funds
                      PORTFOLIO
505   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS   525910 - Open-End    Luxembourg              LUXEMBOURG
                      NIFTY 50 DEVELOPED MARKETS PORTFOLIO               Investment Funds
506   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS   525910 - Open-End    Luxembourg              LUXEMBOURG
                      NIFTY 50 EMERGING MARKETS PORTFOLIO                Investment Funds
507   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      DYNAMO-CHF PORTFOLIO                               Investment Funds
508   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ABSOLUTE RETURN TRACKER INDEX PORTFOLIO      Investment Funds
509   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA COMPOSITE I UCITS PORTFOLIO Investment Funds
510   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA EVENT DRIVEN UCITS          Investment Funds
                      PORTFOLIO

383   5            GOLDMAN SACHS GIVI GLOBAL EQUITY - GROWTH MARKETS TILT    LUXEMBOURG        N/A         N/A
                     PORTFOLIO
384   5            GOLDMAN SACHS GIVI GROWTH & EMERGING MARKETS EQUITY       LUXEMBOURG        N/A         N/A
                     PORTFOLIO
385   5            GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A SUBFUND OF  LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
386   5            GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN JAPAN FOR       CAYMAN ISLANDS    N/A         N/A     The direct holder
                     QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
387   5            GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN JAPAN FOR       CAYMAN ISLANDS    N/A         N/A     The direct holder
                     QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
388   5            GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE FUND (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
389   5            GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO (HEDGED) (A      LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
390   5            GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED) (A SUBFUND LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
391   5            GOLDMAN SACHS GLOBAL CURRENCY FUND                        CAYMAN ISLANDS    N/A         N/A
392   5            GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR PLUS          IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
393   5            GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS            IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
394   5            GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO (A SUBFUND   LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
395   5            GOLDMAN SACHS GLOBAL EQUITY LEADERS PORTFOLIO             LUXEMBOURG        N/A         N/A
396   5            GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO            LUXEMBOURG        N/A         N/A     The direct holder
                     (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A SUBFUND OF                                        has Control
                      GOLDMAN SACHS FUNDS)                                                                         through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
397   5            GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF       LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
398   5            GOLDMAN SACHS GLOBAL FIXED INCOME PLUS PORTFOLIO (HEDGED) LUXEMBOURG        N/A         N/A     The direct holder
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
399   5            GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A SUBFUND OF LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
400   5            GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (HEDGED) (A   LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
401   5            GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
402   5            GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II  (A SUBFUND  IRELAND           N/A         N/A     The direct holder
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
403   5            GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A SUBFUND OF LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
404   5            GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND               UNITED KINGDOM    N/A         N/A     The direct holder
                                                                             (OTHER)                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
405   5            GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY PORTFOLIO (A   LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
406   5            GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND PORTFOLIO  (A  LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
407   5            GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION            IRELAND           N/A         N/A     The direct holder
                     FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
408   5            GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A SUBFUND OF  IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
409   5            GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY PORTFOLIO (A     LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
410   5            GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY PORTFOLIO (A       LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
411   5            GOLDMAN SACHS GMS EMERGING MARKETS EQUITY PORTFOLIO (A    LUXEMBOURG        N/A         N/A
                     SUBFUND OF GOLDMAN SACHS FUNDS II)
412   5            GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
413   5            GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
414   5            GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A SUBFUND OF    LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II SICAV)                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
415   5            GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A SUBFUND OF       LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
416   5            GOLDMAN SACHS GROWTH & EMERGING MARKETS BROAD EQUITY      LUXEMBOURG        N/A         N/A     The direct holder
                     PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
417   5            GOLDMAN SACHS GROWTH & EMERGING MARKETS DEBT LOCAL        LUXEMBOURG        N/A         N/A     The direct holder
                     PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
418   5            GOLDMAN SACHS GROWTH & EMERGING MARKETS EQUITY PORTFOLIO  LUXEMBOURG        N/A         N/A     The direct holder
                     (SUB FUND OF GOLDMAN SACHS FUNDS)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
419   5            GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A      CAYMAN ISLANDS    N/A         N/A
                     SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT TRUST)
420   5            GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST             CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
421   5            GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N           CAYMAN ISLANDS    N/A         N/A
422   5            GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A SUBFUND OF        LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
423   5            GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
424   5            GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS LUXEMBOURG        N/A         N/A     The direct holder
                     FUNDS)                                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
425   5            GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A SUBFUND OF        LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
426   5            GOLDMAN SACHS LIBERTY HARBOR OPPORTUNISTIC CORPORATE BOND LUXEMBOURG        N/A         N/A
                     PORTFOLIO
427   5            GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN LUXEMBOURG        N/A         N/A     The direct holder
                     SACHS FUNDS)                                                                                  has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
428   5            GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO (A SUBFUND  LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
429   5            GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY MASTER FUND (A  IRELAND           N/A         N/A     The direct holder
                     SUB FUND OF GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)                                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
430   5            GOLDMAN SACHS SPECIALISED FIXED INCOME PORTFOLIO (A       LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
431   5            GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS PORTFOLIO  LUXEMBOURG        N/A         N/A     The direct holder
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
432   5            GOLDMAN SACHS STERLING BROAD FIXED INCOME PORTFOLIO (A    LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
433   5            GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
434   5            GOLDMAN SACHS STERLING GOVERNMENT LIQUID RESERVES FUND (A IRELAND           N/A         N/A     The direct holder
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                                                    has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
435   5            GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A SUB-FUND   IRELAND           N/A         N/A     The direct holder
                     OF THE GOLDMANS SACHS FUNDS, PLC)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
436   5            GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND II PORTFOLIO LUXEMBOURG        N/A         N/A     The direct holder
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
437   5            GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO (A SUBFUND  LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
438   5            GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A SUBFUND OF       LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
439   5            GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY FUND       UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
440   6              GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.          MAURITIUS         100         N/A
441   5            GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A SUBFUND OF      LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
442   5            GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN   LUXEMBOURG        N/A         N/A     The direct holder
                     SACHS FUNDS)                                                                                  has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
443   5            GOLDMAN SACHS US FIXED INCOME FEEDER PORTFOLIO  (A        IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
444   5            GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
445   5            GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A SUBFUND OF    LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
446   5            GOLDMAN SACHS US MORTGAGE BACKED SECURITIES PORTFOLIO (A  LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
447   5            GOLDMAN SACHS US REAL ESTATE BALANCED PORTFOLIO           LUXEMBOURG        N/A         N/A
448   5            GOLDMAN SACHS US SMALL CAP CORE EQUITY PORTFOLIO (A       LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
449   5            GOLDMAN SACHS US SUPERCONCENTRATED GROWTH PORTFOLIO       LUXEMBOURG        N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
450   5            GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
451   5            GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND (A SUBFUND  IRELAND           N/A         N/A     The direct holder
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
452   5            GOLDMAN SACHS US$ LIQUID RESERVES FUND, A SUB-FUND OF THE IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS, PLC                                                                      has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
453   5            GOLDMAN SACHS US$ MONEY MARKET FUND  (A SUBFUND OF        IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS MONEY MARKET FUNDS)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
454   5            GOLDMAN SACHS US$ TREASURY LIQUID RESERVES FUND (A        IRELAND           N/A         N/A     The direct holder
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
455   5            GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A SUB-FUND OF    IRELAND           N/A         N/A     The direct holder
                     THE GOLDMANS SACHS FUNDS, PLC)                                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
456   5            GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST       CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
457   5            GS MULTI-ASSET BALANCE FUND 4                             CAYMAN ISLANDS    N/A         N/A
458   5            GS Multi-Asset Balance Fund 3                             CAYMAN ISLANDS    N/A         N/A
459   5            GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A SUBFUND OF        LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
460   5            GSAMI China Equity Portfolio (a sub-fund of GSAMI China   IRELAND           N/A         N/A     The direct holder
                     Funds, Public Limited Company)                                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
461   5            Goldman Sachs Brazil Equity Portfolio (A Subfund of       LUXEMBOURG        N/A         N/A     The direct holder
                     Goldman Sachs Funds)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
462   4          GOLDMAN SACHS BANK (EUROPE) PLC                             IRELAND           100         N/A
463   4          GOLDMAN SACHS HOLDINGS (U.K.)                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
464   5            DUNVEGAN INVESTMENTS, LTD.                                CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary B
                                                                                                                   shares.
465   5            FORRES LLC                                                UNITED STATES     N/A         N/A
466   6              FORRES INVESTMENTS LIMITED                              CAYMAN ISLANDS    100         N/A
467   5            GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED    INDIA (OTHER)     100         N/A
468   6              BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED      INDIA (OTHER)     99          N/A
469   5            GOLDMAN SACHS BANK (EUROPE) PLC                           IRELAND           100         N/A
470   5            GOLDMAN SACHS INTERNATIONAL                               UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
471   6              ARES FINANCE S.r.l.                                     ITALY (OTHER)     100         N/A
472   6              AVK Rohr Limited                                        CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
473   6              DUNVEGAN INVESTMENTS, LTD.                              CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred A
                                                                                                                   shares.
474   6              FALCON FINANCE LIMITED                                  CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
475   6              GOLDMAN SACHS (CAYMAN) LIMITED                          CAYMAN ISLANDS    100         N/A
476   6              GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST RATE      CAYMAN ISLANDS    N/A         N/A
                       LIMITED
477   6              GOLDMAN SACHS BANK (EUROPE) PLC                         IRELAND           100         N/A
478   6              GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED                 CAYMAN ISLANDS    N/A         N/A
479   6              GOLDMAN SACHS EUROPE LIMITED                            JERSEY            91          N/A
480   6              GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED              CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
481   7                COOLMORE SPMA LIMITED                                 CAYMAN ISLANDS    N/A         43
482   8                  MA COOLMORE LIMITED                                 CAYMAN ISLANDS    N/A         100
483   9                    COOLMORE TRADING LIMITED                          CAYMAN ISLANDS    N/A         100
484   7                MA ALTERNATIVE BETA TREND UCITS LIMITED               CAYMAN ISLANDS    N/A         100
485   7                MA GOLDMAN SACHS ALTERNATIVE BETA CONVERTIBLE         CAYMAN ISLANDS    N/A         100
                         ARBITRAGE LIMITED
486   7                MA GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG SHORT   CAYMAN ISLANDS    N/A         100
                         LIMITED
487   7                MA GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN        CAYMAN ISLANDS    N/A         100
                         LIMITED
488   7                MA GOLDMAN SACHS ALTERNATIVE BETA MACRO LIMITED       CAYMAN ISLANDS    N/A         100
489   7                MA GOLDMAN SACHS ALTERNATIVE BETA RELATIVE VALUE      CAYMAN ISLANDS    100         N/A
                         LIMITED
490   7                SIGNUM MANAGED ACCOUNT I LIMITED                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
491   6              GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
492   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - DYNAMO-J11 V12  LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
493   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - GLOBAL TRACKER  LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
494   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - GOLDMAN SACHS   LUXEMBOURG        N/A         N/A     The direct holder
                       SYSTEMATIC ABSOLUTE RETURN TRACKER JPY STRATEGY                                             has Control
                       PORTFOLIO                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
495   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - GSQUARTIX       LUXEMBOURG        N/A         N/A
                       ENHANCED STRATEGY ON THE DOW JONES - UBS COMMODITY
                       INDEX  MANAGED BY CLIVE CAPITAL
496   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI        LUXEMBOURG        N/A         N/A     The direct holder
                       ENHANCED STRATEGY PORTFOLIO                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
497   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI LIGHT  LUXEMBOURG        N/A         N/A     The direct holder
                       ENERGY PORTFOLIO                                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
498   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC MI   LUXEMBOURG        N/A         N/A     The direct holder
                       VOLTAR4 (10-11) PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
499   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC MI   LUXEMBOURG        N/A         N/A     The direct holder
                       VOLTAR4 (15-11) PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
500   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS-DYNAMO-J11 V5     LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
501   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS-GLOBAL TRACKER    LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO II                                                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
502   6              GOLDMAN SACHS STRATEGIC INVESTMENTS PLC-GOLDMAN SACHS   IRELAND           N/A         N/A     The direct holder
                       DIVIDEND-LINKED EQUITY INCOME PORTFOLIO                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
503   6              GOLDMAN SACHS STRUCTURED INVESTMENT SICAV - GOLDMAN     LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA MACRO UCITS PORTFOLIO                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
504   6              GOLDMAN SACHS STRUCTURED INVESTMENTS II SICAV - GOLDMAN LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ABSOLUTE RETURN TRACKER INDEX ETF PORTFOLIO                                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
505   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS      LUXEMBOURG        N/A         N/A     The direct holder
                       NIFTY 50 DEVELOPED MARKETS PORTFOLIO                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
506   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS      LUXEMBOURG        N/A         N/A     The direct holder
                       NIFTY 50 EMERGING MARKETS PORTFOLIO                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
507   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - DYNAMO-CHF LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
508   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ABSOLUTE RETURN TRACKER INDEX PORTFOLIO                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
509   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA COMPOSITE I UCITS PORTFOLIO                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
510   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA EVENT DRIVEN UCITS PORTFOLIO                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.

511   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA RELATIVE VALUE UCITS        Investment Funds
                      PORTFOLIO
512   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA TREND UCITS PORTFOLIO       Investment Funds
513   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS FLOATING RATE EURO PORTFOLIO                 Investment Funds
514   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX COMMODITY ALPHA PORTFOLIO                Investment Funds
515   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX COMMODITY ALPHA-BETA PORTFOLIO           Investment Funds
516   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX DIVERSIFIED STRATEGIES PORTFOLIO         Investment Funds
517   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX DIVIDEND LINKED PORTFOLIO ON THE DOW     Investment Funds
                      JONES EURO STOXX 50(R) INDEX
518   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX DOW JONES - UBS ENHANCED STRATEGY        Investment Funds
                      PORTFOLIO
519   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX MACRO HARVESTER PORTFOLIO                Investment Funds
520   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG SHORT   Investment Funds
                      UCITS PORTFOLIO
521   6             GOLDMAN SACHS STRUCTURED INVESTMENTS                 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SICAV-ALTERNATIVE ALPHA TACTICAL TRADING INDEX     Investment Funds
                      PORTFOLIO
522   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GSQUARTIX 525910 - Open-End    Luxembourg              LUXEMBOURG
                      DYNAMO PORTFOLIO                                   Investment Funds
523   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-REDUCED   525910 - Open-End    Luxembourg              LUXEMBOURG
                      VOLATILITY VELOCITY AND CARRY STRATEGY PORTFOLIO   Investment Funds
524   6             GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX BRICS   525910 - Open-End    Dublin                  IRELAND
                      NIFTY 50 DEVELOPED MARKETS PORTFOLIO               Investment Funds
525   6             MA GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST     525910 - Open-End    Grand Cayman            CAYMAN
                      RATE LIMITED                                       Investment Funds                             ISLANDS
526   6             MA GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
527   6             MA WCM FF Limited                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
528   6             SERVICED PLATFORM SICAV - KARSCH CAPITAL UCITS FUND  525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
529   6             SIGNUM MANAGED ACCOUNT I LIMITED                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
530   6             SIGNUM MANAGED ACCOUNT III LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
531   6             SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO -          525910 - Open-End    Sao Paulo               BRAZIL
                      INVESTIMENTO NO EXTERIOR CREDITO PRIVADO           Investment Funds
532   7               SPHERE FUND                                        525910 - Open-End    Sao Paulo               CAYMAN
                                                                         Investment Funds                             ISLANDS
533   6             Signum AVK Limited                                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
534   6             ULTEGRA FINANCE LIMITED                              525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
535   5           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
536   5           GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED  523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
537   6             BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED            523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
538   6             GOLDMAN SACHS BANKING INDEX EXCHANGE TRADED SCHEME - 525910 - Open-End    Mumbai                  INDIA
                      SUB FUND OF GOLDMAN SACHS MUTUAL FUND              Investment Funds                             (OTHER)
539   6             GOLDMAN SACHS DERIVATIVE FUND - SUB FUND OF GOLDMAN  525910 - Open-End    Mumbai                  INDIA
                      SACHS MUTUAL FUND                                  Investment Funds                             (OTHER)
540   6             GOLDMAN SACHS EQUITY & DERIVATIVES OPPORTUNITIES     525910 - Open-End    Mumbai                  INDIA
                      FUND - SUB FUND OF GOLDMAN SACHS MUTUAL FUND       Investment Funds                             (OTHER)
541   6             GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME - SUB FUND 525910 - Open-End    Mumbai                  INDIA
                      OF GOLDMAN SACHS MUTUAL FUND                       Investment Funds                             (OTHER)
542   6             GOLDMAN SACHS HANG SENG EXCHANGE TRADED SCHEME - SUB 525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
543   6             GOLDMAN SACHS INDIA EQUITY FUND - SUB FUND OF        525910 - Open-End    Mumbai                  INDIA
                      GOLDMAN SACHS MUTUAL FUND                          Investment Funds                             (OTHER)
544   6             GOLDMAN SACHS INFRASTRUCTURE EXCHANGE TRADED SCHEME  525910 - Open-End    Mumbai                  INDIA
                      - SUB FUND OF GOLDMAN SACHS MUTUAL FUND            Investment Funds                             (OTHER)
545   6             GOLDMAN SACHS LIQUID EXCHANGE TRADED SCHEME - SUB    525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
546   6             GOLDMAN SACHS MUTUAL FUND                            523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
547   6             GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME - SUB     525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
548   6             GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED SCHEME -  525910 - Open-End    Mumbai                  INDIA
                      SUB FUND OF GOLDMAN SACHS MUTUAL FUND              Investment Funds                             (OTHER)
549   6             GOLDMAN SACHS PSU BANK EXCHANGE TRADED SCHEME - SUB  525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
550   6             GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX EXCHANGE   525910 - Open-End    Mumbai                  INDIA
                      TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL   Investment Funds                             (OTHER)
                      FUND
551   6             GOLDMAN SACHS SHORT TERM FUND - SUB FUND OF GOLDMAN  525910 - Open-End    Mumbai                  INDIA
                      SACHS MUTUAL FUND                                  Investment Funds                             (OTHER)
552   6             Goldman Sachs S&P CNX 500 Fund - Sub fund of Goldman 525910 - Open-End    Mumbai                  INDIA
                      Sachs Mutual Fund                                  Investment Funds                             (OTHER)
553   5           MONTAGUE PLACE CUSTODY SERVICES                        523991 - Trust,      London                  UNITED
                                                                         Fiduciary, and                               KINGDOM
                                                                         Custody Activities                           (OTHER)
554   4         GOLDMAN SACHS INTERNATIONAL                              523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
555   4         GOLDMAN SACHS INTERNATIONAL BANK                         522110 - Commercial  London                  UNITED
                                                                         Banking                                      KINGDOM
                                                                                                                      (OTHER)
556   4         GOLDMAN SACHS SAUDI ARABIA                               525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
557   4         GS LEASING HOLDINGS LIMITED                              551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
558   5           BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.         525990 - Other       London                  NETHERLANDS
                                                                         Financial Vehicles
559   4         GS LEASING MANAGEMENT LIMITED                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
560   4         GS LIQUID TRADING PLATFORM I PCC                         525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
561   4         GS LIQUID TRADING PLATFORM II LIMITED                    525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
562   4         KILLINGHOLME POWER GROUP LIMITED                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
563   5           KILLINGHOLME HOLDINGS LIMITED                          551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
564   4         MONEY PARTNERS HOLDINGS LIMITED                          551112 - Offices of  Uxbridge                UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
565   4         MONTAGUE PLACE CUSTODY SERVICES                          523991 - Trust,      London                  UNITED
                                                                         Fiduciary, and                               KINGDOM
                                                                         Custody Activities                           (OTHER)
566   4         NUFCOR INTERNATIONAL LIMITED                             523130 - Commodity   London                  UNITED
                                                                         Contracts Dealing                            KINGDOM
                                                                                                                      (OTHER)
567   5           NUFCOR CAPITAL LIMITED                                 523930 - Investment  London                  UNITED
                                                                         Advice                                       KINGDOM
                                                                                                                      (OTHER)
568   4         PUMBAA FINANCE B.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
569   4         PUMBAA LUXEMBOURG S.A R.L.                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
570   4         SCADBURY UK LIMITED                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
571   5           GS EQUIPMENT FINANCE I LIMITED                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
572   5           GS EQUIPMENT FINANCE II LIMITED                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
573   5           GS LEASING NO. 1 LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
574   6             GS LEASING                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
575   5           GS LEASING NO. 3 LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
576   6             GS LEASING                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
577   5           SCADBURY ASSETS                                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
578   5           SCADBURY FUNDING LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
579   6             SCADBURY ASSETS                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
580   6             SCADBURY II ASSETS LIMITED                           551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
581   4         SHIRE UK LIMITED                                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
582   5           GS FUNDING INVESTMENTS LIMITED                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
583   5           GS FUNDING MANAGEMENT LIMITED                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
584   5           KILLINGHOLME GENERATION LIMITED                        551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
585   6             GS KILLINGHOLME CAYMAN INVESTMENTS LTD.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
586   6             KPL ACQUISITIONS LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
587   7               KPL HOLDINGS LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
588   6             KPL FINANCE LIMITED                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
589   5           SHIRE ASSETS                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
590   5           SHIRE FUNDING LIMITED                                  525990 - Other       London                  CAYMAN
                                                                         Financial Vehicles                           ISLANDS
591   6             KILLINGHOLME GENERATION LIMITED                      551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
592   6             SHIRE ASSETS                                         525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
593   5           SHIRE II ASSETS LIMITED                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
594   3       GOLDMAN SACHS PROPERTY MANAGEMENT                          53131 -              London                  UNITED
                                                                         Nonresidential                               KINGDOM
                                                                         property managers                            (OTHER)
595   2     GOLDMAN SACHS 1, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
596   2     GOLDMAN SACHS 2, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
597   2     GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
598   3       GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
599   4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
600   2     GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
601   3       GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
602   4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
603   2     GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
604   3       GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
605   4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
606   4         GSEP 2005 REALTY CORP.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
607   2     GOLDMAN SACHS 3, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
608   2     GOLDMAN SACHS 4, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
609   2     GOLDMAN SACHS 49 FUND, LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
610   2     GOLDMAN SACHS 5, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
611   2     GOLDMAN SACHS ARGENTINA L.L.C.                               523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
612   2     GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                  522320 - Financial   Wilmington    DE        Delaware
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
613   2     GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                     523920 - Portfolio   Tokyo                   JAPAN
                                                                         Management
614   3       GS GIVI JAPAN EQUITY FUND (DB)                             525910 - Open-End    Tokyo                   JAPAN
                                                                         Investment Funds
615   4         GS GIVI JAPAN EQUITY MOTHER FUND                         525910 - Open-End    Tokyo                   JAPAN
                                                                         Investment Funds
616   3       GS GIVI JAPAN EQUITY MOTHER FUND                           525910 - Open-End    Tokyo                   JAPAN
                                                                         Investment Funds
617   3       JAPAN PRIVATE REIT, INC.                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
618   2     GOLDMAN SACHS ASSET MANAGEMENT, L.P.                         523920 - Portfolio   New York      NY        Delaware
                                                                         Management
619   3       ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS 525910 - Open-End    New York      NY        Delaware
                GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.     Investment Funds
620   3       ALTRINSIC: NON-US EQUITY LLC                               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
621   4         ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
622   3       ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
623   3       ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A SERIES 525910 - Open-End    New York      NY        Delaware
                OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED       Investment Funds
                PORTFOLIOS, L.L.C.
624   3       COF ASSET TRUST 11/11                                      525990 - Other       Newark        DE        Delaware
                                                                         Financial Vehicles
625   3       DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF        525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
626   3       DWIGHT ASSET MANAGEMENT COMPANY LLC                        523920 - Portfolio   Burlington    VT        Delaware
                                                                         Management
627   3       DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3       525910 - Open-End    New York      NY        Delaware
               [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER        Investment Funds
               STRATEGIES MANAGED PORTFOLIOS, L.L.C.
628   4         GMS DISCOVERY FUND, LLC                                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
629   3       DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5       525910 - Open-End    New York      NY        Delaware
                [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER       Investment Funds
                STRATEGIES MANAGED PORTFOLIOS, L.L.C.
630   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF 525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
631   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES OF  525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
632   4         GMS DISCOVERY FUND, LLC                                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
633   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A SERIES OF 525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
634   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
635   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
636   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
637   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
638   3       EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds

511   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A
                       SACHS ALTERNATIVE BETA RELATIVE VALUE UCITS PORTFOLIO
512   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA TREND UCITS PORTFOLIO                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
513   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS FLOATING RATE EURO PORTFOLIO                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
514   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       COMMODITY ALPHA PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
515   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       COMMODITY ALPHA-BETA PORTFOLIO                                                              has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
516   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       DIVERSIFIED STRATEGIES PORTFOLIO                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
517   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       DIVIDEND LINKED PORTFOLIO ON THE DOW JONES EURO                                             has Control
                       STOXX 50(R) INDEX                                                                           through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
518   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       DOW JONES - UBS ENHANCED STRATEGY PORTFOLIO                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
519   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       MACRO HARVESTER PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
520   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN   LUXEMBOURG         N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA EQUITY LONG SHORT UCITS                                              has Control
                       PORTFOLIO                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
521   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-ALTERNATIVE  LUXEMBOURG        N/A         N/A     The direct holder
                       ALPHA TACTICAL TRADING INDEX PORTFOLIO                                                      has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
522   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GSQUARTIX    LUXEMBOURG        N/A         N/A     The direct holder
                       DYNAMO PORTFOLIO                                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
523   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-REDUCED      LUXEMBOURG        N/A         N/A     The direct holder
                       VOLATILITY VELOCITY AND CARRY STRATEGY PORTFOLIO                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
524   6              GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX BRICS      IRELAND           100         N/A
                       NIFTY 50 DEVELOPED MARKETS PORTFOLIO
525   6              MA GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST RATE   CAYMAN ISLANDS    N/A         N/A
                       LIMITED
526   6              MA GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED              CAYMAN ISLANDS    N/A         N/A
527   6              MA WCM FF Limited                                       CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
528   6              SERVICED PLATFORM SICAV - KARSCH CAPITAL UCITS FUND     LUXEMBOURG        100         N/A
529   6              SIGNUM MANAGED ACCOUNT I LIMITED                        CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
530   6              SIGNUM MANAGED ACCOUNT III LIMITED                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
531   6              SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO -             BRAZIL            100         N/A
                       INVESTIMENTO NO EXTERIOR CREDITO PRIVADO
532   7                SPHERE FUND                                           BRAZIL            100         N/A
533   6              Signum AVK Limited                                      IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
534   6              ULTEGRA FINANCE LIMITED                                 IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
535   5            GOLDMAN SACHS SAUDI ARABIA                                SAUDI ARABIA      100         N/A
536   5            GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED     INDIA (OTHER)     100         N/A
537   6              BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED               INDIA (OTHER)     99          N/A
538   6              GOLDMAN SACHS BANKING INDEX EXCHANGE TRADED SCHEME -    INDIA (OTHER)     N/A         N/A     The direct holder
                       SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                                       is a Settlor.
539   6              GOLDMAN SACHS DERIVATIVE FUND - SUB FUND OF GOLDMAN     INDIA (OTHER)     N/A         N/A     The direct holder
                       SACHS MUTUAL FUND                                                                           is a Settlor.
540   6              GOLDMAN SACHS EQUITY & DERIVATIVES OPPORTUNITIES FUND - INDIA (OTHER)     N/A         N/A     The direct holder
                       SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                                       is a Settlor.
541   6              GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME - SUB FUND OF INDIA (OTHER)     N/A         N/A     The direct holder
                       GOLDMAN SACHS MUTUAL FUND                                                                   is a Settlor.
542   6              GOLDMAN SACHS HANG SENG EXCHANGE TRADED SCHEME - SUB    INDIA (OTHER)     N/A         N/A     The direct holder
                       FUND OF GOLDMAN SACHS MUTUAL FUND                                                           is a Settlor.
543   6              GOLDMAN SACHS INDIA EQUITY FUND - SUB FUND OF GOLDMAN   INDIA (OTHER)     N/A         N/A     The direct holder
                       SACHS MUTUAL FUND                                                                           is a Trustee.
544   6              GOLDMAN SACHS INFRASTRUCTURE EXCHANGE TRADED SCHEME -   INDIA (OTHER)     N/A         N/A     The direct holder
                       SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                                       is a Settlor.
545   6              GOLDMAN SACHS LIQUID EXCHANGE TRADED SCHEME - SUB FUND  INDIA (OTHER)     N/A         N/A     The direct holder
                       OF GOLDMAN SACHS MUTUAL FUND                                                                is a Settlor.
546   6              GOLDMAN SACHS MUTUAL FUND                               INDIA (OTHER)     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
547   6              GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME - SUB FUND   INDIA (OTHER)     N/A         N/A     The direct holder
                       OF GOLDMAN SACHS MUTUAL FUND                                                                is a Settlor.
548   6              GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED SCHEME - SUB INDIA (OTHER)     N/A         N/A     The direct holder
                       FUND OF GOLDMAN SACHS MUTUAL FUND                                                           is a Settlor.
549   6              GOLDMAN SACHS PSU BANK EXCHANGE TRADED SCHEME - SUB     INDIA (OTHER)     N/A         N/A     The direct holder
                       FUND OF GOLDMAN SACHS MUTUAL FUND                                                           is a Settlor.
550   6              GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX EXCHANGE      INDIA (OTHER)     N/A         N/A     The direct holder
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                       is a Settlor.
551   6              GOLDMAN SACHS SHORT TERM FUND - SUB FUND OF GOLDMAN     INDIA (OTHER)     N/A         N/A     The direct holder
                       SACHS MUTUAL FUND                                                                           is a Settlor.
552   6              Goldman Sachs S&P CNX 500 Fund - Sub fund of Goldman    INDIA (OTHER)     N/A         N/A     The direct holder
                       Sachs Mutual Fund                                                                           is a Settlor.
553   5            MONTAGUE PLACE CUSTODY SERVICES                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
554   4          GOLDMAN SACHS INTERNATIONAL                                 UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Preferred B
                                                                                                                   shares.
555   4          GOLDMAN SACHS INTERNATIONAL BANK                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
556   4          GOLDMAN SACHS SAUDI ARABIA                                  SAUDI ARABIA      100         N/A
557   4          GS LEASING HOLDINGS LIMITED                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
558   5            BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
559   4          GS LEASING MANAGEMENT LIMITED                               CAYMAN ISLANDS    100         N/A
560   4          GS LIQUID TRADING PLATFORM I PCC                            JERSEY            100         N/A
561   4          GS LIQUID TRADING PLATFORM II LIMITED                       JERSEY            100         N/A
562   4          KILLINGHOLME POWER GROUP LIMITED                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
563   5            KILLINGHOLME HOLDINGS LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
564   4          MONEY PARTNERS HOLDINGS LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
565   4          MONTAGUE PLACE CUSTODY SERVICES                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
566   4          NUFCOR INTERNATIONAL LIMITED                                UNITED KINGDOM    100         N/A
                                                                             (OTHER)
567   5            NUFCOR CAPITAL LIMITED                                    UNITED KINGDOM    100         N/A
                                                                             (OTHER)
568   4          PUMBAA FINANCE B.V.                                         NETHERLANDS       100         N/A
569   4          PUMBAA LUXEMBOURG S.A R.L.                                  LUXEMBOURG        100         N/A
570   4          SCADBURY UK LIMITED                                         UNITED KINGDOM    100         N/A
                                                                             (OTHER)
571   5            GS EQUIPMENT FINANCE I LIMITED                            CAYMAN ISLANDS    100         N/A
572   5            GS EQUIPMENT FINANCE II LIMITED                           CAYMAN ISLANDS    100         N/A
573   5            GS LEASING NO. 1 LIMITED                                  CAYMAN ISLANDS    100         N/A
574   6              GS LEASING                                              UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
575   5            GS LEASING NO. 3 LIMITED                                  CAYMAN ISLANDS    100         N/A
576   6              GS LEASING                                              UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
577   5            SCADBURY ASSETS                                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
578   5            SCADBURY FUNDING LIMITED                                  CAYMAN ISLANDS    100         N/A
579   6              SCADBURY ASSETS                                         UNITED KINGDOM    100         N/A
                                                                             (OTHER)
580   6              SCADBURY II ASSETS LIMITED                              CAYMAN ISLANDS    100         N/A
581   4          SHIRE UK LIMITED                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
582   5            GS FUNDING INVESTMENTS LIMITED                            CAYMAN ISLANDS    100         N/A
583   5            GS FUNDING MANAGEMENT LIMITED                             CAYMAN ISLANDS    100         N/A
584   5            KILLINGHOLME GENERATION LIMITED                           UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
585   6              GS KILLINGHOLME CAYMAN INVESTMENTS LTD.                 CAYMAN ISLANDS    100         N/A
586   6              KPL ACQUISITIONS LIMITED                                CAYMAN ISLANDS    100         N/A
587   7                KPL HOLDINGS LIMITED                                  CAYMAN ISLANDS    100         N/A
588   6              KPL FINANCE LIMITED                                     CAYMAN ISLANDS    100         N/A
589   5            SHIRE ASSETS                                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
590   5            SHIRE FUNDING LIMITED                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
591   6              KILLINGHOLME GENERATION LIMITED                         UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
592   6              SHIRE ASSETS                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
593   5            SHIRE II ASSETS LIMITED                                   CAYMAN ISLANDS    100         N/A
594   3        GOLDMAN SACHS PROPERTY MANAGEMENT                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
595   2      GOLDMAN SACHS 1, L.P.                                           CAYMAN ISLANDS    N/A         N/A
596   2      GOLDMAN SACHS 2, L.P.                                           CAYMAN ISLANDS    N/A         N/A
597   2      GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
598   3        GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.                  UNITED STATES     N/A         N/A
599   4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
600   2      GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
601   3        GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.                  UNITED STATES     N/A         N/A
602   4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
603   2      GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
604   3        GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.                  UNITED STATES     N/A         N/A
605   4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
606   4          GSEP 2005 REALTY CORP.                                      UNITED STATES     100         N/A
607   2      GOLDMAN SACHS 3, L.P.                                           CAYMAN ISLANDS    N/A         N/A
608   2      GOLDMAN SACHS 4, L.P.                                           CAYMAN ISLANDS    N/A         N/A
609   2      GOLDMAN SACHS 49 FUND, LLC                                      UNITED STATES     N/A         N/A
610   2      GOLDMAN SACHS 5, L.P.                                           CAYMAN ISLANDS    N/A         N/A
611   2      GOLDMAN SACHS ARGENTINA L.L.C.                                  UNITED STATES     N/A         N/A
612   2      GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                     UNITED STATES     100         N/A
613   2      GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                        JAPAN             100         N/A
614   3        GS GIVI JAPAN EQUITY FUND (DB)                                JAPAN             N/A         N/A
615   4          GS GIVI JAPAN EQUITY MOTHER FUND                            JAPAN             N/A         N/A
616   3        GS GIVI JAPAN EQUITY MOTHER FUND                              JAPAN             N/A         N/A
617   3        JAPAN PRIVATE REIT, INC.                                      JAPAN             100         N/A
618   2      GOLDMAN SACHS ASSET MANAGEMENT, L.P.                            UNITED STATES     N/A         N/A
619   3        ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS    UNITED STATES     N/A         N/A
                 GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
620   3        ALTRINSIC: NON-US EQUITY LLC                                  UNITED STATES     N/A         N/A
621   4          ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.               CAYMAN ISLANDS    N/A         N/A
622   3        ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC                   UNITED STATES     N/A         N/A
623   3        ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A SERIES OF UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
624   3        COF ASSET TRUST 11/11                                         UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
625   3        DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF GOLDMAN   UNITED STATES     N/A         N/A
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
626   3        DWIGHT ASSET MANAGEMENT COMPANY LLC                           UNITED STATES     N/A         N/A
627   3        DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3          UNITED STATES     N/A         N/A
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER
                  STRATEGIES MANAGED PORTFOLIOS, L.L.C.
628   4          GMS DISCOVERY FUND, LLC                                     UNITED STATES     N/A         N/A
629   3        DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5          UNITED STATES     N/A         N/A
                [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES
                MANAGED PORTFOLIOS, L.L.C.
630   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF    UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
631   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES OF     UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
632   4          GMS DISCOVERY FUND, LLC                                     UNITED STATES     N/A         N/A
633   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A SERIES OF    UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
634   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                      UNITED STATES     N/A         N/A
635   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
636   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                      UNITED STATES     N/A         N/A
637   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
638   3        EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC             UNITED STATES     N/A         N/A

639   4         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE   525910 - Open-End    George Town             CAYMAN
                  MASTER L.P.                                            Investment Funds                             ISLANDS
640   3       EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 [ERISA]      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
641   3       FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF GOLDMAN    525910 - Open-End    New York      NY        Delaware
                SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,      Investment Funds
                L.L.C.
642   3       FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES LLC            525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
643   3       GMS DISCOVERY FUND, LLC                                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
644   3       GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND SEED 525990 - Other       Wilmington    DE        Delaware
                ACCOUNT, LLC                                             Financial Vehicles
645   3       GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
646   4         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
647   4         GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
648   4         GS CREDIT OPPORTUNITIES 2007, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
649   5           GS MEZZANINE PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
650   6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
651   7               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
652   8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
653   8                 GSMP V ONSHORE INTERNATIONAL, LTD.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
654   9                   UMBRELLASTREAM LIMITED PARTNERSHIP             525990 - Other       St. Peter               GUERNSEY
                            INCORPORATED                                 Financial Vehicles   Port
655   8                 GSMP V ONSHORE INVESTMENT FUND, LTD.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
656   8                 GSMP V ONSHORE S.a. r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
657   8                 GSMP V ONSHORE US, LTD.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
658   6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
659   3       GOLDMAN SACHS 49 FUND, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
660   3       GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                523920 - Portfolio   Sao Paulo               BRAZIL
                                                                         Management
661   4         GOLDMAN SACHS 1 FUNDO DE INVESTIMENTO MULTIMERCADO       525910 - Open-End    Rio de                  BRAZIL
                                                                         Investment Funds     Janeiro
662   3       GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                   523920 - Portfolio   Tokyo                   JAPAN
                                                                         Management
663   3       GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.             523920 - Portfolio   Chong Ro-Gu             KOREA, SOUTH
                                                                         Management
664   4         GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT TRUST   525910 - Open-End    Seoul                   KOREA, SOUTH
                  [EQUITY]                                               Investment Funds
665   4         GOLDMAN SACHS US EQUITY SECURITIES FEEDER INVESTMENT     525910 - Open-End    Chong Ro-Gu             KOREA, SOUTH
                  TRUST                                                  Investment Funds
666   4         GOLDMAN SACHS US EQUITY SECURITIES MASTER INVESTMENT     525910 - Open-End    Chong Ro-Gu             KOREA, SOUTH
                  TRUST                                                  Investment Funds
667   3       GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II            525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
668   3       GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR QUALIFIED  525910 - Open-End    George Town             CAYMAN
                INSTITUTIONAL INVESTORS ONLY)                            Investment Funds                             ISLANDS
669   4         GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF        525910 - Open-End    Dublin                  IRELAND
                  GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)              Investment Funds
670   5           ABS Loans 2007 Limited                                 525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
671   3       GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME     525910 - Open-End    Toronto       ON        CANADA
                FUND                                                     Investment Funds
672   3       GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES       525990 - Other       Wilmington    DE        Delaware
                ADVISORS III, L.L.C.                                     Financial Vehicles
673   3       GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
674   3       GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND OF  525910 - Open-End    Dublin                  IRELAND
                GOLDMAN SACHS SELECT INVESTMENT FUNDS II)                Investment Funds
675   3       GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND,  525990 - Other       New York      NY        Delaware
                LLC                                                      Financial Vehicles
676   4         GS MEZZANINE PARTNERS 2006, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
677   5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
678   6             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
679   7               GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
680   8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
681   8                 GSMP 2006 ONSHORE INTERNATIONAL, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
682   9                   GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL, LTD. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
683   10                    GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL     525990 - Other       George Town             CAYMAN
                              (BRENNTAG), LTD.                           Financial Vehicles                           ISLANDS
684   10                    GSMP 2006 Onshore Holdings S.a r.l.          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
685   9                   SEVRES II S.A.R.L.                             525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
686   8                 GSMP 2006 ONSHORE US, LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
687   9                   GSMP 2006 ONSHORE HOLDINGS US, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
688   7               GSMP 2006 ONSHORE S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
689   5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
690   3       GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
691   4         LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
692   3       GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
693   3       GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
694   4         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND OFFSHORE,   525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
695   5           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND,   525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
696   4         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
697   5           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND,   525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
698   4         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND,     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
699   3       GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008      525990 - Other       Wilmington    DE        Delaware
                ADVISORS, L.L.C.                                         Financial Vehicles
700   4         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008    525910 - Open-End    George Town             CAYMAN
                  FUND, L.P.                                             Investment Funds                             ISLANDS
701   3       GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
702   3       GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
703   3       GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
704   3       GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
705   3       GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN FOR 525910 - Open-End    George Town             CAYMAN
                QUALIFIED INSTITUTIONAL INVESTORS ONLY)                  Investment Funds                             ISLANDS
706   3       GOLDMAN SACHS EMERGING MARKETS GP, LLC                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
707   4         GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS   525910 - Open-End    George Town             CAYMAN
                  MASTER FUND, L.P.                                      Investment Funds                             ISLANDS
708   3       GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND       525910 - Open-End    George Town             CAYMAN
                SUB-TRUST                                                Investment Funds                             ISLANDS
709   3       GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
710   3       GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
711   4         GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS   525910 - Open-End    George Town             CAYMAN
                  MASTER FUND, L.P.                                      Investment Funds                             ISLANDS
712   3       GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN FOR   525910 - Open-End    George Town             CAYMAN
                QUALIFIED INSTITUTIONAL INVESTORS ONLY)                  Investment Funds                             ISLANDS
713   3       GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR QUALIFIED  525910 - Open-End    George Town             CAYMAN
                INSTITUTIONAL INVESTORS ONLY)                            Investment Funds                             ISLANDS
714   3       GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
715   4         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
716   3       GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
717   3       GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
718   3       GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
719   3       GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
720   3       GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND,   525990 - Other       Wilmington    DE        Delaware
                LLC                                                      Financial Vehicles
721   3       GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN JAPAN   525910 - Open-End    George Town             CAYMAN
                FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)              Investment Funds                             ISLANDS
722   3       GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
723   3       GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
724   4         LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
725   3       GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
726   3       GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC             525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
727   3       GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
728   3       GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A       525910 - Open-End    George Town             CAYMAN
                SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT TRUST)    Investment Funds                             ISLANDS
729   3       GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
730   3       GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
731   3       GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                    523930 - Investment  New York      NY        Delaware
                                                                         Advice
732   4         GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
733   5           Goldman Sachs Access - Goldman Sachs Investment        525910 - Open-End    New York      NY        Delaware
                    Partners/Liberty Harbor, L.P.                        Investment Funds
734   4         GOLDMAN SACHS ACCESS FUNDS GP, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
735   5           GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
736   4         GOLDMAN SACHS BH FUND ONSHORE, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
737   4         GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
738   5           GOLDMAN SACHS CLASSIC HOLDINGS, LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
739   4         GOLDMAN SACHS DEWORDE ONSHORE, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
740   4         GOLDMAN SACHS DIRECT STRATEGIES PLC                      525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
741   4         GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN     525910 - Open-End    George Town             CAYMAN
                  FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)           Investment Funds                             ISLANDS
742   5           TE JENKINS INVESTORS, LTD.                             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
743   4         GOLDMAN SACHS EP PARTNERS SPC                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
744   4         GOLDMAN SACHS EP PARTNERS, LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
745   4         GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS DYNAMIC     525990 - Other       Luxembourg              LUXEMBOURG
                  ALTERNATIVE STRATEGIES PORTFOLIO                       Financial Vehicles
746   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC           525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
747   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
748   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC               525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
749   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
750   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)    525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
751   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II (IRELAND) 525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
752   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
753   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
754   4         GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
755   4         GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
756   4         GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC                 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
757   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
758   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
759   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
760   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
761   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
762   5           TE JENKINS INVESTORS, LTD.                             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
763   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
764   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
765   4         GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
766   4         GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED          525910 - Open-End    George Town             CAYMAN
                  INSTITUTIONAL INVESTORS)                               Investment Funds                             ISLANDS

639   4          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE      CAYMAN ISLANDS    N/A         N/A
                   MASTER L.P.
640   3        EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 [ERISA]         UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Non-Member
                                                                                                                   Manager
641   3        FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF GOLDMAN SACHS UNITED STATES     N/A         N/A
                 GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
642   3        FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES LLC               UNITED STATES     N/A         N/A
643   3        GMS DISCOVERY FUND, LLC                                       UNITED STATES     N/A         N/A
644   3        GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND SEED    UNITED STATES     N/A         N/A
                 ACCOUNT, LLC
645   3        GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
646   4          GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
647   4          GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.                 UNITED STATES     N/A         N/A
648   4          GS CREDIT OPPORTUNITIES 2007, L.P.                          UNITED STATES     N/A         N/A
649   5            GS MEZZANINE PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
650   6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.            UNITED STATES     N/A         N/A
651   7                GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.            UNITED STATES     N/A         N/A
652   8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
653   8                  GSMP V ONSHORE INTERNATIONAL, LTD.                  CAYMAN ISLANDS    100         N/A
654   9                    UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED   GUERNSEY          N/A         43
655   8                  GSMP V ONSHORE INVESTMENT FUND, LTD.                CAYMAN ISLANDS    100         N/A
656   8                  GSMP V ONSHORE S.a. r.l.                            LUXEMBOURG        100         N/A
657   8                  GSMP V ONSHORE US, LTD.                             CAYMAN ISLANDS    100         N/A
658   6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
659   3        GOLDMAN SACHS 49 FUND, LLC                                    UNITED STATES     N/A         N/A
660   3        GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                   BRAZIL            100         N/A
661   4          GOLDMAN SACHS 1 FUNDO DE INVESTIMENTO MULTIMERCADO          BRAZIL            N/A         N/A
662   3        GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                      JAPAN             100         N/A
663   3        GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.                KOREA, SOUTH      100         N/A
664   4          GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT TRUST      KOREA, SOUTH      N/A         N/A     The direct holder
                   [EQUITY]                                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
665   4          GOLDMAN SACHS US EQUITY SECURITIES FEEDER INVESTMENT TRUST  KOREA, SOUTH      N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
666   4          GOLDMAN SACHS US EQUITY SECURITIES MASTER INVESTMENT TRUST  KOREA, SOUTH      N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
667   3        GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II               IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
668   3        GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR QUALIFIED     CAYMAN ISLANDS    N/A         N/A     The direct holder
                 INSTITUTIONAL INVESTORS ONLY)                                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
669   4          GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF GOLDMAN   IRELAND           75          N/A
                   SACHS INSTITUTIONAL FUNDS II PLC)
670   5            ABS Loans 2007 Limited                                    IRELAND           100         N/A
671   3        GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME FUND   CANADA            N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
672   3        GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES ADVISORS UNITED STATES     N/A         N/A
                 III, L.L.C.
673   3        GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC               UNITED STATES     N/A         N/A
674   3        GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND OF     IRELAND           N/A         N/A     The direct holder
                 GOLDMAN SACHS SELECT INVESTMENT FUNDS II)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
675   3        GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND, LLC UNITED STATES     N/A         N/A
676   4          GS MEZZANINE PARTNERS 2006, L.P.                            UNITED STATES     N/A         N/A
677   5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
678   6              GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.           UNITED STATES     N/A         N/A
679   7                GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.             UNITED STATES     N/A         N/A
680   8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
681   8                  GSMP 2006 ONSHORE INTERNATIONAL, LTD.               CAYMAN ISLANDS    100         N/A
682   9                    GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL, LTD.    CAYMAN ISLANDS    100         N/A
683   10                     GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL        CAYMAN ISLANDS    100         N/A
                               (BRENNTAG), LTD.
684   10                     GSMP 2006 Onshore Holdings S.a r.l.             LUXEMBOURG        100         N/A
685   9                    SEVRES II S.A.R.L.                                UNITED KINGDOM    73          73
                                                                             (OTHER)
686   8                  GSMP 2006 ONSHORE US, LTD.                          CAYMAN ISLANDS    100         N/A
687   9                    GSMP 2006 ONSHORE HOLDINGS US, LTD.               CAYMAN ISLANDS    100         N/A
688   7                GSMP 2006 ONSHORE S.A.R.L.                            LUXEMBOURG        100         N/A
689   5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.             UNITED STATES     N/A         N/A
690   3        GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC               UNITED STATES     N/A         N/A
691   4          LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
692   3        GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC           UNITED STATES     N/A         N/A
693   3        GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.            UNITED STATES     N/A         N/A
694   4          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND OFFSHORE, L.P. CAYMAN ISLANDS    N/A         N/A
695   5            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P. CAYMAN ISLANDS    N/A         N/A
696   4          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.          UNITED STATES     N/A         N/A
697   5            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P. CAYMAN ISLANDS    N/A         N/A
698   4          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.   CAYMAN ISLANDS    N/A         N/A
699   3        GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008         UNITED STATES     N/A         N/A
                 ADVISORS, L.L.C.
700   4          GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008 FUND, CAYMAN ISLANDS    N/A         N/A
                   L.P.
701   3        GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC            UNITED STATES     N/A         N/A
702   3        GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC        UNITED STATES     N/A         N/A
703   3        GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST            CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
704   3        GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST             CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
705   3        GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN FOR    CAYMAN ISLANDS    N/A         N/A     The direct holder
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
706   3        GOLDMAN SACHS EMERGING MARKETS GP, LLC                        UNITED STATES     N/A         N/A
707   4          GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS      CAYMAN ISLANDS    N/A         N/A
                   MASTER FUND, L.P.
708   3        GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND          CAYMAN ISLANDS    N/A         N/A     The direct holder
                   SUB-TRUST                                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
709   3        GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC        UNITED STATES     N/A         N/A
710   3        GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC         UNITED STATES     N/A         N/A
711   4          GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS      CAYMAN ISLANDS    N/A         N/A
                   MASTER FUND, L.P.
712   3        GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN FOR      CAYMAN ISLANDS    N/A         N/A     The direct holder
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
713   3        GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR QUALIFIED     CAYMAN ISLANDS    N/A         N/A     The direct holder
                 INSTITUTIONAL INVESTORS ONLY)                                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
714   3        GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC             UNITED STATES     N/A         N/A
715   4          GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD        CAYMAN ISLANDS    N/A         N/A
716   3        GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC                 UNITED STATES     N/A         N/A
717   3        GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC            IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
718   3        GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC           UNITED STATES     N/A         N/A
719   3        GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC                   UNITED STATES     N/A         N/A
720   3        GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND, LLC  UNITED STATES     N/A         N/A
721   3        GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN JAPAN FOR  CAYMAN ISLANDS    N/A         N/A     The direct holder
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
722   3        GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND                   UNITED STATES     N/A         N/A
723   3        GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC                  UNITED STATES     N/A         N/A
724   4          LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
725   3        GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD.      CAYMAN ISLANDS    N/A         N/A
726   3        GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC                UNITED STATES     N/A         N/A
727   3        GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                       UNITED STATES     N/A         N/A
728   3        GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A          CAYMAN ISLANDS    N/A         N/A
                 SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT TRUST)
729   3        GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST                 CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
730   3        GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N               CAYMAN ISLANDS    N/A         N/A
731   3        GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                       UNITED STATES     N/A         N/A
732   4          GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC                   UNITED STATES     N/A         N/A
733   5            Goldman Sachs Access - Goldman Sachs Investment           UNITED STATES     N/A         N/A
                     Partners/Liberty Harbor, L.P.
734   4          GOLDMAN SACHS ACCESS FUNDS GP, LLC                          UNITED STATES     N/A         N/A
735   5            GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.           UNITED STATES     N/A         N/A
736   4          GOLDMAN SACHS BH FUND ONSHORE, LLC                          UNITED STATES     N/A         N/A
737   4          GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.               CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
738   5            GOLDMAN SACHS CLASSIC HOLDINGS, LLC                       UNITED STATES     N/A         N/A
739   4          GOLDMAN SACHS DEWORDE ONSHORE, LLC                          UNITED STATES     N/A         N/A
740   4          GOLDMAN SACHS DIRECT STRATEGIES PLC                         IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
741   4          GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN FUND   CAYMAN ISLANDS    N/A         N/A     The direct holder
                   (FOR QUALIFIED INSTITUTIONAL INVESTORS)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
742   5            TE JENKINS INVESTORS, LTD.                                CAYMAN ISLANDS    N/A         N/A
743   4          GOLDMAN SACHS EP PARTNERS SPC                               CAYMAN ISLANDS    100         N/A
744   4          GOLDMAN SACHS EP PARTNERS, LLC                              UNITED STATES     N/A         N/A
745   4          GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS DYNAMIC        LUXEMBOURG        N/A         N/A
                   ALTERNATIVE STRATEGIES PORTFOLIO
746   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC              IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
747   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC              UNITED STATES     N/A         N/A
748   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                  IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
749   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC                 UNITED STATES     N/A         N/A
750   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)       IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
751   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II (IRELAND)    IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
752   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC         UNITED STATES     N/A         N/A
753   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC            UNITED STATES     N/A         N/A
754   4          GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC                 UNITED STATES     N/A         N/A
755   4          GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
756   4          GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC                    UNITED STATES     N/A         N/A
757   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC                IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
758   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC               UNITED STATES     N/A         N/A
759   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC              UNITED STATES     N/A         N/A
760   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC     IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
761   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
762   5            TE JENKINS INVESTORS, LTD.                                CAYMAN ISLANDS    N/A         N/A
763   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC                  UNITED STATES     N/A         N/A
764   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
765   4          GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC                   UNITED STATES     N/A         N/A
766   4          GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED             CAYMAN ISLANDS    N/A         N/A     The direct holder
                   INSTITUTIONAL INVESTORS)                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.

767   4         GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A SUB-FUND OF  525910 - Open-End    Dublin                  IRELAND
                  GOLDMAN SACHS MULTI MANAGER FUNDS                      Investment Funds
768   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL    525910 - Open-End    Dublin                  IRELAND
                  PLC                                                    Investment Funds
769   4         GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST (FOR      525910 - Open-End    George Town             CAYMAN
                  QUALIFIED INSTITUTIONAL INVESTORS)                     Investment Funds                             ISLANDS
770   4         GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF GOLDMAN   525910 - Open-End    Dublin                  IRELAND
                  SACHS MULTI MANAGER FUNDS                              Investment Funds
771   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
772   4         GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN SACHS  525910 - Open-End    Dublin                  IRELAND
                  MULTI MANAGER FUNDS                                    Investment Funds
773   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
774   4         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
775   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
776   4         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
777   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
778   4         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
779   4         GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
780   4         GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
781   4         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
782   4         GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
783   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
784   5           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
785   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
786   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End    Dublin                  IRELAND
                    LIMITED                                              Investment Funds
787   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
788   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
789   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC           525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
790   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
791   5           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
792   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC               525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
793   5           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
794   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         525910 - Open-End    Dublin                  IRELAND
                    (IRELAND)                                            Investment Funds
795   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II SPV     525910 - Open-End    Dublin                  IRELAND
                    LIMITED                                              Investment Funds
796   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
797   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
798   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
799   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
800   5           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
801   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC     525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
802   5           TE JENKINS INVESTORS, LTD.                             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
803   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                   525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
804   5           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
805   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
806   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End    Dublin                  IRELAND
                    LIMITED                                              Investment Funds
807   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
808   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
809   5           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
810   4         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
811   4         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
812   4         GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
813   4         GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST PORTFOLIO, LLC 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
814   4         GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
815   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
816   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
817   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
818   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG FAMILY, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
819   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
820   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) 525910 - Open-End    New York      NY        Delaware
                  HOLDINGS, LLC                                          Investment Funds
821   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
822   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.          525910 - Open-End    New York      NY        CAYMAN
                                                                         Investment Funds                             ISLANDS
823   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
824   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY FUND,  525910 - Open-End    New York      NY        Delaware
                  LLC                                                    Investment Funds
825   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
826   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
827   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
828   4         GOLDMAN SACHS PRINCETON FUND, LLC                        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
829   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
830   4         GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
831   4         GOLDMAN SACHS RP PARTNERS SPC                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
832   4         GOLDMAN SACHS RP PARTNERS, LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
833   4         GOLDMAN SACHS SELECT ACCESS FUND, L.P.                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
834   4         GOLDMAN SACHS SHERWOOD FUND, LLC                         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
835   4         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LLC 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
836   4         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
837   4         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
838   4         GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
839   4         GOLDMAN SACHS SYM FUND (FOR QUALIFIED INSTITUTIONAL      525910 - Open-End    George Town             CAYMAN
                  INVESTORS)                                             Investment Funds                             ISLANDS
840   4         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
841   5           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
842   4         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND      525910 - Open-End    New York      NY        Delaware
                  2006, LLC                                              Investment Funds
843   4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
844   4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
845   4         GOLDMAN SACHS WEST STREET PARTNERS, LLC                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
846   5           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
847   4         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LLC  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
848   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006           525910 - Open-End    New York      NY        Delaware
                  SEGREGATED PORTFOLIO                                   Investment Funds
849   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007           525910 - Open-End    New York      NY        Delaware
                  SEGREGATED PORTFOLIO                                   Investment Funds
850   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011           525910 - Open-End    New York      NY        Delaware
                  SEGREGATED PORTFOLIO                                   Investment Funds
851   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006           525910 - Open-End    George Town             CAYMAN
                 SEGREGATED PORTFOLIO                                    Investment Funds                             ISLANDS
852   4         Goldman Sachs Multi-Strategy Portfolio RT, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
853   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
854   4         HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
855   4         HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
856   5           HEDGE FUND SEEDING STRATEGY AGGREGATOR CAYMAN (MBSS),  525910 - Open-End    New York      NY        CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
857   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC), 525990 - Other       NEW YORK      NY        CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
858   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN       525990 - Other       New York      NY        CAYMAN
                    (PCM), L.P.                                          Financial Vehicles                           ISLANDS
859   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525990 - Other       NEW YORK      NY        Delaware
                    (AC), L.P.                                           Financial Vehicles
860   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525910 - Open-End    NEW YORK      NY        Delaware
                    (PCM), L.P.                                          Investment Funds
861   5           HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
862   6             HEDGE FUND SEEDING STRATEGY GP HOLDINGS (UK          551112 - Offices of  New York      NY        CAYMAN
                      REPORTING), LTD.                                   Other Holding                                ISLANDS
                                                                         Companies
863   7               HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN   525990 - Other       NEW YORK      NY        CAYMAN
                        (AC), L.P.                                       Financial Vehicles                           ISLANDS
864   7               HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN   525990 - Other       New York      NY        CAYMAN
                        (PCM), L.P.                                      Financial Vehicles                           ISLANDS
865   6             HEDGE FUND SEEDING STRATEGY IM HOLDINGS (AC), INC.   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
866   7               HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE 525990 - Other       NEW YORK      NY        Delaware
                        (AC), L.P.                                       Financial Vehicles
867   6             HEDGE FUND SEEDING STRATEGY IM HOLDINGS (PCM), INC.  551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
868   7               HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE 525910 - Open-End    NEW YORK      NY        Delaware
                        (PCM), L.P.                                      Investment Funds
869   4         HEDGE FUND SEEDING STRATEGY: 2011 LLC                    525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
870   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC), 525990 - Other       NEW YORK      NY        CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
871   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN       525990 - Other       New York      NY        CAYMAN
                    (PCM), L.P.                                          Financial Vehicles                           ISLANDS
872   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525990 - Other       NEW YORK      NY        Delaware
                    (AC), L.P.                                           Financial Vehicles
873   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525910 - Open-End    NEW YORK      NY        Delaware
                    (PCM), L.P.                                          Investment Funds
874   4         HEDGE FUND SELECT: BOCAGE GLOBAL RESOURCES FUND LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
875   4         HEDGE FUND SELECT: BREVAN HOWARD MULTI-STRATEGY FUND LLC 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
876   4         HEDGE FUND SELECT: BRIGADE LEVERAGED CAPITAL STRUCTURES  525910 - Open-End    New York      NY        Delaware
                  FUND LLC                                               Investment Funds
877   4         HEDGE FUND SELECT: CORSAIR CAPITAL PARTNERS FLAGSHIP     525910 - Open-End    NEW YORK      NY        Delaware
                  FUND LLC                                               Investment Funds
878   4         HEDGE FUND SELECT: EGERTON CAPITAL PARTNERS LLC          525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
879   4         HEDGE FUND SELECT: EMINENCE PARTNERS FUND LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
880   4         HEDGE FUND SELECT: JANA PARTNERS QUALIFIED LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
881   4         HEDGE FUND SELECT: KOPPENBERG MACRO COMMODITY FUND LLC   525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
882   4         HEDGE FUND SELECT: SEG PARTNERS II LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
883   4         HEDGE FUND SELECT: WNTN DEDICATED INVESTOR FUND (US) LLC 525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
884   4         HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
885   4         HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
886   4         MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER           525910 - Open-End    George Town             CAYMAN
                  RETIREMENT FUND, LTD.                                  Investment Funds                             ISLANDS
887   4         MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.             525910 - Open-End    New York      NY        CAYMAN
                                                                         Investment Funds                             ISLANDS
888   4         MULTI-STRATEGY PORTFOLIO RLTM, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
889   4         MULTI-STRATEGY PORTFOLIO UNION BLUE FUND                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
890   4         MULTI-STRATEGY PORTFOLIO WANEK, LLC                      525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
891   4         SELECT COMMODITIES STRATEGIES, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
892   4         SELECT FUNDAMENTAL STRATEGIES, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
893   4         SELECT TRADING STRATEGIES, LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
894   4         SRK FAMILY FUND, LLC                                     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds

767   4          GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A SUB-FUND OF     IRELAND           N/A         N/A     The direct holder
                   GOLDMAN SACHS MULTI MANAGER FUNDS                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
768   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC   IRELAND           100         N/A
769   4          GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST (FOR         CAYMAN ISLANDS    N/A         N/A     The direct holder
                   QUALIFIED INSTITUTIONAL INVESTORS)                                                              has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
770   4          GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF GOLDMAN      IRELAND           N/A         N/A     The direct holder
                   SACHS MULTI MANAGER FUNDS                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
771   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
772   4          GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN SACHS     IRELAND           N/A         N/A     The direct holder
                   MULTI MANAGER FUNDS                                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
773   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
774   4          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC          UNITED STATES     N/A         N/A
775   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
776   4          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC          UNITED STATES     N/A         N/A
777   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
778   4          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC                 UNITED STATES     N/A         N/A
779   4          GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC                   UNITED STATES     N/A         N/A
780   4          GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC                  UNITED STATES     N/A         N/A
781   4          GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC                 UNITED STATES     N/A         N/A
782   4          GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                      UNITED STATES     N/A         N/A
783   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC                   IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
784   5            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                IRELAND           57          N/A
785   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)     IRELAND           34          N/A
786   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED   IRELAND           59          N/A
787   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                IRELAND           83          N/A
788   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                   IRELAND           36          N/A
789   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC              IRELAND           23          N/A
790   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
791   5            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                CAYMAN ISLANDS    N/A         N/A
792   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC                  IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
793   5            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC            IRELAND           57          N/A
794   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II (IRELAND)  IRELAND           35          N/A
795   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II SPV        IRELAND           32          N/A
                     LIMITED
796   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                IRELAND           83          N/A
797   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                   IRELAND           36          N/A
798   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC             IRELAND           85          N/A
799   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
800   5            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                CAYMAN ISLANDS    N/A         N/A
801   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC        IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
802   5            TE JENKINS INVESTORS, LTD.                                CAYMAN ISLANDS    N/A         N/A
803   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                      IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
804   5            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                IRELAND           57          N/A
805   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)     IRELAND           34          N/A
806   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED   IRELAND           59          N/A
807   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                   IRELAND           36          N/A
808   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
809   5            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                CAYMAN ISLANDS    N/A         N/A
810   4          GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC                   UNITED STATES     N/A         N/A
811   4          GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC           UNITED STATES     N/A         N/A
812   4          GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC                  UNITED STATES     N/A         N/A
813   4          GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST PORTFOLIO, LLC    UNITED STATES     N/A         N/A
814   4          GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC             UNITED STATES     N/A         N/A
815   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
816   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC            UNITED STATES     N/A         N/A
817   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
818   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG FAMILY, LLC     UNITED STATES     N/A         N/A
819   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC     UNITED STATES     N/A         N/A
820   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)    UNITED STATES     N/A         N/A
                   HOLDINGS, LLC
821   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.            UNITED STATES     N/A         N/A
822   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.             UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
823   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC         UNITED STATES     N/A         N/A
824   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY FUND, LLC UNITED STATES     N/A         N/A
825   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
826   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC             UNITED STATES     N/A         N/A
827   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC              UNITED STATES     N/A         N/A
828   4          GOLDMAN SACHS PRINCETON FUND, LLC                           UNITED STATES     N/A         N/A
829   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
830   4          GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC                  UNITED STATES     N/A         N/A
831   4          GOLDMAN SACHS RP PARTNERS SPC                               CAYMAN ISLANDS    100         N/A
832   4          GOLDMAN SACHS RP PARTNERS, LLC                              UNITED STATES     N/A         N/A
833   4          GOLDMAN SACHS SELECT ACCESS FUND, L.P.                      UNITED STATES     N/A         N/A
834   4          GOLDMAN SACHS SHERWOOD FUND, LLC                            UNITED STATES     N/A         N/A
835   4          GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LLC    UNITED STATES     N/A         N/A
836   4          GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC                  UNITED STATES     N/A         N/A
837   4          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.               UNITED STATES     N/A         N/A
838   4          GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC       UNITED STATES     N/A         N/A
839   4          GOLDMAN SACHS SYM FUND (FOR QUALIFIED INSTITUTIONAL         CAYMAN ISLANDS    N/A         N/A     The direct holder
                   INVESTORS)                                                                                      has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
840   4          GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC       UNITED STATES     N/A         N/A
841   5            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC       UNITED STATES     N/A         N/A
842   4          GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006,   UNITED STATES     N/A         N/A
                   LLC
843   4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC         UNITED STATES     N/A         N/A
844   4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.        CAYMAN ISLANDS    N/A         N/A
845   4          GOLDMAN SACHS WEST STREET PARTNERS, LLC                     UNITED STATES     N/A         N/A
846   5            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC       UNITED STATES     N/A         N/A
847   4          GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LLC     UNITED STATES     N/A         N/A
848   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006 SEGREGATED   UNITED STATES     N/A         N/A
                   PORTFOLIO
849   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007 SEGREGATED   UNITED STATES     N/A         N/A
                   PORTFOLIO
850   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011 SEGREGATED   UNITED STATES     N/A         N/A
                   PORTFOLIO
851   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006 SEGREGATED   CAYMAN ISLANDS    N/A         N/A
                   PORTFOLIO
852   4          Goldman Sachs Multi-Strategy Portfolio RT, LLC              UNITED STATES     N/A         N/A
853   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
854   4          HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC                  UNITED STATES     N/A         N/A
855   4          HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC              UNITED STATES     N/A         N/A
856   5            HEDGE FUND SEEDING STRATEGY AGGREGATOR CAYMAN (MBSS),     UNITED STATES     N/A         N/A
                     L.P.
857   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC),    UNITED STATES     N/A         N/A
                     L.P.
858   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (PCM),   UNITED STATES     N/A         N/A
                     L.P.
859   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (AC),  UNITED STATES     N/A         N/A
                     L.P.
860   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (PCM), UNITED STATES     N/A         N/A
                     L.P.
861   5            HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP             CAYMAN ISLANDS    N/A         N/A
862   6              HEDGE FUND SEEDING STRATEGY GP HOLDINGS (UK REPORTING), UNITED STATES     100         N/A
                       LTD.
863   7                HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN      UNITED STATES     N/A         N/A
                         (AC), L.P.
864   7                HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN      UNITED STATES     N/A         N/A
                         (PCM), L.P.
865   6              HEDGE FUND SEEDING STRATEGY IM HOLDINGS (AC), INC.      UNITED STATES     100         N/A
866   7                HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE    UNITED STATES     N/A         N/A
                         (AC), L.P.
867   6              HEDGE FUND SEEDING STRATEGY IM HOLDINGS (PCM), INC.     UNITED STATES     100         N/A
868   7                HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE    UNITED STATES     N/A         N/A
                         (PCM), L.P.
869   4          HEDGE FUND SEEDING STRATEGY: 2011 LLC                       UNITED STATES     N/A         N/A
870   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC),    UNITED STATES     N/A         N/A
                     L.P.
871   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (PCM),   UNITED STATES     N/A         N/A
                     L.P.
872   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (AC),  UNITED STATES     N/A         N/A
                     L.P.
873   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (PCM), UNITED STATES     N/A         N/A
                     L.P.
874   4          HEDGE FUND SELECT: BOCAGE GLOBAL RESOURCES FUND LLC         UNITED STATES     N/A         N/A
875   4          HEDGE FUND SELECT: BREVAN HOWARD MULTI-STRATEGY FUND LLC    UNITED STATES     N/A         N/A
876   4          HEDGE FUND SELECT: BRIGADE LEVERAGED CAPITAL STRUCTURES     UNITED STATES     N/A         N/A
                   FUND LLC
877   4          HEDGE FUND SELECT: CORSAIR CAPITAL PARTNERS FLAGSHIP FUND   UNITED STATES     N/A         N/A
                   LLC
878   4          HEDGE FUND SELECT: EGERTON CAPITAL PARTNERS LLC             UNITED STATES     N/A         N/A
879   4          HEDGE FUND SELECT: EMINENCE PARTNERS FUND LLC               UNITED STATES     N/A         N/A
880   4          HEDGE FUND SELECT: JANA PARTNERS QUALIFIED LLC              UNITED STATES     N/A         N/A
881   4          HEDGE FUND SELECT: KOPPENBERG MACRO COMMODITY FUND LLC      UNITED STATES     N/A         N/A
882   4          HEDGE FUND SELECT: SEG PARTNERS II LLC                      UNITED STATES     N/A         N/A
883   4          HEDGE FUND SELECT: WNTN DEDICATED INVESTOR FUND (US) LLC    UNITED STATES     N/A         N/A
884   4          HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.                   CAYMAN ISLANDS    100         N/A
885   4          HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.                   CAYMAN ISLANDS    100         N/A
886   4          MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER RETIREMENT   CAYMAN ISLANDS    N/A         N/A
                   FUND, LTD.
887   4          MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.                UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
888   4          MULTI-STRATEGY PORTFOLIO RLTM, LLC                          UNITED STATES     N/A         N/A
889   4          MULTI-STRATEGY PORTFOLIO UNION BLUE FUND                    CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
890   4          MULTI-STRATEGY PORTFOLIO WANEK, LLC                         UNITED STATES     N/A         N/A
891   4          SELECT COMMODITIES STRATEGIES, LLC                          UNITED STATES     N/A         N/A
892   4          SELECT FUNDAMENTAL STRATEGIES, LLC                          UNITED STATES     N/A         N/A
893   4          SELECT TRADING STRATEGIES, LLC                              UNITED STATES     N/A         N/A
894   4          SRK FAMILY FUND, LLC                                        UNITED STATES     N/A         N/A

895   4         STRATEGIC ASIA PARTNERS ASSET TRUST                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
896   4         STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
897   4         TE CALEL INVESTORS, LTD.                                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
898   4         TE CALEL PORTFOLIO, LTD.                                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
899   4         TE JENKINS INVESTORS, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
900   4         TE JENKINS PORTFOLIO, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
901   4         THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
902   4         THEOREMA MANAGED PORTFOLIO MASTER, LTD.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
903   3       GOLDMAN SACHS INDIA LIMITED                                525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
904   3       GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF     525910 - Open-End    Dublin                  IRELAND
                GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                   Investment Funds
905   3       GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST (IN   525910 - Open-End    George Town             CAYMAN
                JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)        Investment Funds                             ISLANDS
906   3       GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS,      525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
907   4         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND, L.P.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
908   3       GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
909   3       GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS,      525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
910   4         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND, L.P.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
911   4         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES OFFSHORE     525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
912   3       GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS,      525990 - Other       Wilmington    DE        Delaware
                L.L.C.                                                   Financial Vehicles
913   3       GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
914   4         GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
915   3       GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
916   4         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND OFFSHORE,    525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
917   5           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND,    525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
918   4         GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
919   3       GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
920   3       GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT TRUST)   525910 - Open-End    Dublin                  IRELAND
                (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL INVESTORS  Investment Funds
                ONLY)(A SUBFUND OF GOLDMAN SACHS SELECT INVESTMENT
                FUNDS)
921   3       GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR         525910 - Open-End    George Town             CAYMAN
                QUALIFIED INSTITUTIONAL INVESTORS ONLY)                  Investment Funds                             ISLANDS
922   3       GS CREDIT BALANCE FUND                                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
923   3       GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
924   3       GS MULTI-ASSET BALANCE FUND 4                              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
925   3       GS Multi-Asset Balance Fund 3                              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
926   3       GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
927   3       GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
928   3       GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
929   3       GS TC ADVISORS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
930   4         GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
931   3       GSAM (GMS CAYMAN GP) LTD.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
932   4         ACADIAN: NON-US EQUITY OFFSHORE L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
933   4         ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
934   4         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
935   4         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE MASTER  525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
936   4         ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
937   4         DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
938   4         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3     525910 - Open-End    George Town             CAYMAN
                  OFFSHORE L.P.                                          Investment Funds                             ISLANDS
939   4         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5     525910 - Open-End    George Town             CAYMAN
                  OFFSHORE L.P.                                          Investment Funds                             ISLANDS
940   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
941   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
942   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
943   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
944   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
945   4         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE   525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
946   5           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE 525910 - Open-End    George Town             CAYMAN
                    MASTER L.P.                                          Investment Funds                             ISLANDS
947   4         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE   525910 - Open-End    George Town             CAYMAN
                  MASTER L.P.                                            Investment Funds                             ISLANDS
948   4         FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
949   4         FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
950   4         FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE     525910 - Open-End    George Town             CAYMAN
                  MASTER L.P.                                            Investment Funds                             ISLANDS
951   4         LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
952   4         LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
953   4         LSV: NON-US EQUITY OFFSHORE L.P.                         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
954   4         NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
955   4         NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
956   4         NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
957   4         NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
958   5           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER    525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
959   4         NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
960   4         NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
961   5           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER    525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
962   4         NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
963   4         PICTET: NON-US EQUITY OFFSHORE L.P.                      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
964   5           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
965   4         PICTET: NON-US EQUITY OFFSHORE MASTER L.P.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
966   4         SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
967   4         SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
968   4         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 OFFSHORE L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
969   4         TRILOGY: NON-US EQUITY OFFSHORE L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
970   4         VONTOBEL: NON-US EQUITY OFFSHORE L.P.                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
971   5           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
972   4         VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
973   4         WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
974   3       GSAM INDIA HOLDINGS LIMITED                                551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
975   4         GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED   523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
976   4         GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED    523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
977   3       LATEEF: DYNAMIC EQUITY LLC                                 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
978   3       LIBERTY HARBOR I AGGREGATING FUND, LLC                     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
979   4         LIBERTY HARBOR MASTER FUND I, L.P.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
980   5           LH (MAURITIUS) LIMITED                                 525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
981   5           LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
982   3       LIBERTY HARBOR I GP, LLC                                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
983   4         LIBERTY HARBOR MASTER FUND I, L.P.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
984   4         LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
985   5           LIBERTY HARBOR MASTER FUND I, L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
986   3       LIBERTY HARBOR I QP FUND, LLC                              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
987   4         LIBERTY HARBOR I AGGREGATING FUND, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
988   3       LIBERTY HARBOR I, LLC                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
989   4         LIBERTY HARBOR I AGGREGATING FUND, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
990   3       LIBERTY HARBOR NATURAL RESOURCES FUND, LLC                 525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
991   3       LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC          525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
992   4         LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
993   3       LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                    525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
994   3       LSV: NON-US EQUITY LLC                                     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
995   3       Liberty Harbor Distressed Credit Opportunities Advisors,   525990 - Other       New York      NY        Delaware
                LLC                                                      Financial Vehicles
996   4         LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
997   4         LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES FUND      525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
998   5           LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES         525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, LTD.                              Financial Vehicles                           ISLANDS
999   6             LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1000  4         Liberty Harbor Distressed Credit Opportunities Fund,     525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
1001  5           LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1002  3       NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                525910 - Open-End    New York      NY        New York
                                                                         Investment Funds
1003  3       NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF  525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
1004  3       NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES OF  525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
1005  3       NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1006  4         NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1007  3       NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1008  4         NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1009  3       NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1010  4         NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1011  3       PICTET: NON-US EQUITY LLC                                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1012  4         PICTET: NON-US EQUITY OFFSHORE MASTER L.P.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1013  3       RA Program (A) Unit Trust (for Qualified Institutional     525990 - Other       George Town             CAYMAN
                Investors only)                                          Financial Vehicles                           ISLANDS
1014  4         RA PROGRAM (B) UNIT TRUST (FOR QUALIFIED INSTITUTIONAL   525990 - Other       George Town             CAYMAN
                  INVESTORS ONLY)                                        Financial Vehicles                           ISLANDS
1015  5           GS RA Program I Trading, Inc.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1016  6             GS RA PROGRAM I, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1017  7               GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1018  8                 GS VAN GOGH LUX I S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1019  8                 GS VAN GOGH LUX II S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1020  8                 GSPEH RAVEN MANAGER STAKE LLC                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1021  8                 GSV HEYDEN HOLDINGS, L.P.                        551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1022  8                 GSV RIVERA HOLDINGS, LLC                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies

895   4          STRATEGIC ASIA PARTNERS ASSET TRUST                         UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
896   4          STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST           UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
897   4          TE CALEL INVESTORS, LTD.                                    CAYMAN ISLANDS    100         N/A
898   4          TE CALEL PORTFOLIO, LTD.                                    CAYMAN ISLANDS    100         N/A
899   4          TE JENKINS INVESTORS, LTD.                                  CAYMAN ISLANDS    100         N/A
900   4          TE JENKINS PORTFOLIO, LTD.                                  CAYMAN ISLANDS    N/A         N/A
901   4          THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                     CAYMAN ISLANDS    100         N/A
902   4          THEOREMA MANAGED PORTFOLIO MASTER, LTD.                     CAYMAN ISLANDS    100         N/A
903   3        GOLDMAN SACHS INDIA LIMITED                                   MAURITIUS         N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
904   3        GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF        IRELAND           N/A         N/A     The direct holder
                 GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
905   3        GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST (IN      CAYMAN ISLANDS    N/A         N/A     The direct holder
                 JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
906   3        GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.  UNITED STATES     N/A         N/A
907   4          GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND, L.P.      CAYMAN ISLANDS    N/A         N/A
908   3        GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC           UNITED STATES     N/A         N/A
909   3        GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS, L.L.C.  UNITED STATES     N/A         N/A
910   4          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND, L.P.      UNITED STATES     N/A         N/A
911   4          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES OFFSHORE FUND,  CAYMAN ISLANDS    N/A         N/A
                   L.P.
912   3        GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.  UNITED STATES     N/A         N/A
913   3        GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC              UNITED STATES     N/A         N/A
914   4          GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.    CAYMAN ISLANDS    N/A         N/A
915   3        GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC                UNITED STATES     N/A         N/A
916   4          GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND OFFSHORE, L.P.  CAYMAN ISLANDS    N/A         N/A
917   5            GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.  CAYMAN ISLANDS    N/A         N/A
918   4          GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.    CAYMAN ISLANDS    N/A         N/A
919   3        GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC           UNITED STATES     N/A         N/A
920   3        GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT TRUST) (IN  IRELAND           N/A         N/A     The direct holder
                 JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                         has Control
                 (A SUBFUND OF GOLDMAN SACHS SELECT INVESTMENT FUNDS)                                              through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
921   3        GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR QUALIFIED  CAYMAN ISLANDS    N/A         N/A     The direct holder
                 INSTITUTIONAL INVESTORS ONLY)                                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
922   3        GS CREDIT BALANCE FUND                                        CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
923   3        GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST           CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
924   3        GS MULTI-ASSET BALANCE FUND 4                                 CAYMAN ISLANDS    N/A         N/A
925   3        GS Multi-Asset Balance Fund 3                                 CAYMAN ISLANDS    N/A         N/A
926   3        GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC               UNITED STATES     N/A         N/A
927   3        GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC                UNITED STATES     N/A         N/A
928   3        GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC               UNITED STATES     N/A         N/A
929   3        GS TC ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
930   4          GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                   CAYMAN ISLANDS    N/A         N/A
931   3        GSAM (GMS CAYMAN GP) LTD.                                     CAYMAN ISLANDS    100         N/A
932   4          ACADIAN: NON-US EQUITY OFFSHORE L.P.                        CAYMAN ISLANDS    N/A         N/A
933   4          ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.               CAYMAN ISLANDS    N/A         N/A
934   4          ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.       CAYMAN ISLANDS    N/A         N/A
935   4          ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE MASTER     CAYMAN ISLANDS    N/A         N/A
                   L.P.
936   4          ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.       CAYMAN ISLANDS    N/A         N/A
937   4          DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.                 CAYMAN ISLANDS    N/A         N/A
938   4          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3        CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE L.P.
939   4          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5        CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE L.P.
940   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.          CAYMAN ISLANDS    N/A         N/A
941   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.          CAYMAN ISLANDS    N/A         N/A
942   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.          CAYMAN ISLANDS    N/A         N/A
943   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
944   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
945   4          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P. CAYMAN ISLANDS    N/A         N/A
946   5            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE    CAYMAN ISLANDS    N/A         N/A
                     MASTER L.P.
947   4          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE      CAYMAN ISLANDS    N/A         N/A
                   MASTER L.P.
948   4          FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                     CAYMAN ISLANDS    N/A         N/A
949   4          FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE L.P.   CAYMAN ISLANDS    N/A         N/A
950   4          FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE MASTER CAYMAN ISLANDS    N/A         N/A
                   L.P.
951   4          LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                        CAYMAN ISLANDS    N/A         N/A
952   4          LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.                 CAYMAN ISLANDS    N/A         N/A
953   4          LSV: NON-US EQUITY OFFSHORE L.P.                            CAYMAN ISLANDS    N/A         N/A
954   4          NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
955   4          NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
956   4          NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
957   4          NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
958   5            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.  CAYMAN ISLANDS    N/A         N/A
959   4          NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
960   4          NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
961   5            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.  CAYMAN ISLANDS    N/A         N/A
962   4          NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
963   4          PICTET: NON-US EQUITY OFFSHORE L.P.                         CAYMAN ISLANDS    N/A         N/A
964   5            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                CAYMAN ISLANDS    N/A         N/A
965   4          PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                  CAYMAN ISLANDS    N/A         N/A
966   4          SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.               CAYMAN ISLANDS    N/A         N/A
967   4          SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.                    CAYMAN ISLANDS    N/A         N/A
968   4          TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 OFFSHORE L.P.    CAYMAN ISLANDS    N/A         N/A
969   4          TRILOGY: NON-US EQUITY OFFSHORE L.P.                        CAYMAN ISLANDS    N/A         N/A
970   4          VONTOBEL: NON-US EQUITY OFFSHORE L.P.                       CAYMAN ISLANDS    N/A         N/A
971   5            VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.              CAYMAN ISLANDS    N/A         N/A
972   4          VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                CAYMAN ISLANDS    N/A         N/A
973   4          WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.                  CAYMAN ISLANDS    N/A         N/A
974   3        GSAM INDIA HOLDINGS LIMITED                                   MAURITIUS         100         N/A
975   4          GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED      INDIA (OTHER)     100         N/A
976   4          GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED       INDIA (OTHER)     100         N/A
977   3        LATEEF: DYNAMIC EQUITY LLC                                    UNITED STATES     N/A         N/A
978   3        LIBERTY HARBOR I AGGREGATING FUND, LLC                        UNITED STATES     N/A         N/A
979   4          LIBERTY HARBOR MASTER FUND I, L.P.                          CAYMAN ISLANDS    N/A         N/A
980   5            LH (MAURITIUS) LIMITED                                    MAURITIUS         100         N/A
981   5            LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
982   3        LIBERTY HARBOR I GP, LLC                                      UNITED STATES     N/A         N/A
983   4          LIBERTY HARBOR MASTER FUND I, L.P.                          CAYMAN ISLANDS    N/A         N/A
984   4          LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
985   5            LIBERTY HARBOR MASTER FUND I, L.P.                        CAYMAN ISLANDS    N/A         N/A
986   3        LIBERTY HARBOR I QP FUND, LLC                                 UNITED STATES     N/A         N/A
987   4          LIBERTY HARBOR I AGGREGATING FUND, LLC                      UNITED STATES     N/A         N/A
988   3        LIBERTY HARBOR I, LLC                                         UNITED STATES     N/A         N/A
989   4          LIBERTY HARBOR I AGGREGATING FUND, LLC                      UNITED STATES     N/A         N/A
990   3        LIBERTY HARBOR NATURAL RESOURCES FUND, LLC                    UNITED STATES     N/A         N/A
991   3        LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC             UNITED STATES     N/A         N/A
992   4          LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
993   3        LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                       UNITED STATES     N/A         N/A
994   3        LSV: NON-US EQUITY LLC                                        UNITED STATES     N/A         N/A
995   3        Liberty Harbor Distressed Credit Opportunities Advisors, LLC  UNITED STATES     N/A         N/A
996   4          LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.         CAYMAN ISLANDS    N/A         N/A
997   4          LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES FUND         CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
998   5            LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES OFFSHORE   CAYMAN ISLANDS    100         N/A
                     HOLDINGS, LTD.
999   6              LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.     CAYMAN ISLANDS    N/A         N/A
1000  4          Liberty Harbor Distressed Credit Opportunities Fund, L.P.   UNITED STATES     N/A         N/A
1001  5            LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.       CAYMAN ISLANDS    N/A         N/A
1002  3        NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                   UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1003  3        NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF     UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
1004  3        NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES OF     UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
1005  3        NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                       UNITED STATES     N/A         N/A
1006  4          NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
1007  3        NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                       UNITED STATES     N/A         N/A
1008  4          NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
1009  3        NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                       UNITED STATES     N/A         N/A
1010  4          NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
1011  3        PICTET: NON-US EQUITY LLC                                     UNITED STATES     N/A         N/A
1012  4          PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                  CAYMAN ISLANDS    N/A         N/A
1013  3        RA Program (A) Unit Trust (for Qualified Institutional        CAYMAN ISLANDS    N/A         N/A     The direct holder
                 Investors only)                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1014  4          RA PROGRAM (B) UNIT TRUST (FOR QUALIFIED INSTITUTIONAL      CAYMAN ISLANDS    100         N/A
                   INVESTORS ONLY)
1015  5            GS RA Program I Trading, Inc.                             CAYMAN ISLANDS    100         N/A
1016  6              GS RA PROGRAM I, L.P.                                   CAYMAN ISLANDS    N/A         N/A
1017  7                GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.           CAYMAN ISLANDS    N/A         N/A
1018  8                  GS VAN GOGH LUX I S.A R.L.                          LUXEMBOURG        100         N/A
1019  8                  GS VAN GOGH LUX II S.A R.L.                         LUXEMBOURG        100         N/A
1020  8                  GSPEH RAVEN MANAGER STAKE LLC                       UNITED STATES     N/A         N/A
1021  8                  GSV HEYDEN HOLDINGS, L.P.                           CAYMAN ISLANDS    N/A         N/A
1022  8                  GSV RIVERA HOLDINGS, LLC                            UNITED STATES     N/A         N/A

1023  8                 GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1024  8                 PRIVATE EQUITY HOLDINGS FOREIGN INCOME BLOCKER,  551112 - Offices of  George Town             CAYMAN
                          LTD.                                           Other Holding                                ISLANDS
                                                                         Companies
1025  7               GS RA I HG6, L.P.                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1026  7               GS RA PROGRAM I FOREIGN INCOME BLOCKER, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1027  7               GSV ENERGY HOLDINGS, INC.                          551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1028  7               GSVA OFFSHORE HOLDINGS, INC.                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1029  8                 GSVA HOLDINGS, L.P.                              551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1030  7               GSVF AHO INVESTMENTS CORP.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1031  3       SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF      525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
1032  3       SPRUCEGROVE: NON-US EQUITY LLC                             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1033  3       TACTICAL TILT FUND, LLC                                    525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1034  4         TACTICAL TILT HOLDINGS, LLC                              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1035  3       TACTICAL TILT HOLDINGS, LLC                                525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1036  3       TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A     525910 - Open-End    New York      NY        Delaware
                SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES        Investment Funds
                MANAGED PORTFOLIOS, L.L.C.
1037  3       TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS 525910 - Open-End    New York      NY        Delaware
                GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.     Investment Funds
1038  3       U.S. HOUSING RECOVERY FUND, LLC                            525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1039  3       U.S. HOUSING RECOVERY MASTER FUND GP, LLC                  525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1040  4         U.S. HOUSING RECOVERY MASTER FUND, L.P.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1041  3       US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                    525910 - Open-End    New York      NY        New York
                                                                         Investment Funds
1042  3       VONTOBEL: NON-US EQUITY LLC                                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1043  4         VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1044  3       WILLIAM BLAIR: NON-US EQUITY LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1045  2     GOLDMAN SACHS BANK AG                                        522110 - Commercial  Zurich                  SWITZERLAND
                                                                         Banking                                      (OTHER)
1046  2     GOLDMAN SACHS BANK USA                                       522110 - Commercial  New York      NY        New York
                                                                         Banking
1047  3       GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.            522292 - Real Estate Irving        TX        Delaware
                                                                         Credit
1048  3       GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC             551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1049  4         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.          522292 - Real Estate Irving        TX        Delaware
                                                                         Credit
1050  3       GOLDMAN SACHS CREDIT PARTNERS L.P.                         522294 - Secondary   New York      NY        BERMUDA
                                                                         Market Financing
1051  4         GSFS INVESTMENTS IV, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1052  3       GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1053  4         GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.    523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1054  3       GOLDMAN SACHS MORTGAGE COMPANY                             522294 - Secondary   New York      NY        New York
                                                                         Market Financing
1055  3       GOLDMAN SACHS REAL ESTATE FUNDING CORP.                    551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
1056  4         GOLDMAN SACHS MORTGAGE COMPANY                           522294 - Secondary   New York      NY        New York
                                                                         Market Financing
1057  3       GS NEW MARKETS FUND PNR, INC.                              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1058  4         GS NEW MARKETS FUND, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1059  3       GS NEW MARKETS FUND, LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1060  3       GSCP (DEL) LLC                                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1061  4         GOLDMAN SACHS CREDIT PARTNERS L.P.                       522294 - Secondary   New York      NY        BERMUDA
                                                                         Market Financing
1062  3       GSMMDPGP, INC.                                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1063  4         GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.    523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1064  3       WILLIAM STREET COMMITMENT CORPORATION                      522298 - All Other   New York      NY        Delaware
                                                                         Nondepository Credit
                                                                         Intermediation
1065  3       WILLIAM STREET CREDIT CORPORATION                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1066  3       WILLIAM STREET LLC                                         522298 - All Other   New York      NY        Utah
                                                                         Nondepository Credit
                                                                         Intermediation
1067  2     GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1068  3       LVB ACQUISITION HOLDING, LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1069  2     GOLDMAN SACHS BMET INVESTORS, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1070  3       LVB ACQUISITION HOLDING, LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1071  2     GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                     523999 -             Halifax       NS        CANADA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
1072  2     GOLDMAN SACHS CANADA FINANCE CO.                             525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1073  2     GOLDMAN SACHS CANADA FINANCE INC.                            551112 - Offices of  Calgary       AB        CANADA
                                                                         Other Holding
                                                                         Companies
1074  3       GOLDMAN SACHS CANADA FINANCE CO.                           525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1075  2     GOLDMAN SACHS CANADA INC.                                    523110 - Investment  Toronto       ON        CANADA
                                                                         Banking and
                                                                         Securities Dealing
1076  3       GS GLOBAL FUNDING II, CO.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1077  4         GS GLOBAL FUNDING III, CO.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1078  5           GS GLOBAL FUNDING IV, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1079  2     GOLDMAN SACHS CAPITAL I                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1080  2     GOLDMAN SACHS CAPITAL II                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1081  2     GOLDMAN SACHS CAPITAL III                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1082  2     GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1083  3       GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1084  3       GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1085  3       GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1086  4         GOLDMAN SACHS 3, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1087  4         GOLDMAN SACHS 4, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1088  4         GOLDMAN SACHS 5, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1089  3       GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1090  2     GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1091  2     GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1092  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY VOTECO, 525990 - Other       Wilmington    DE        Delaware
              LLC                                                        Financial Vehicles
1093  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY       525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1094  4         Goldman Sachs Developing Markets Real Estate Cooperatief 525990 - Other       London                  NETHERLANDS
                  U.A.                                                   Financial Vehicles
1095  5           DMREF ADMIN CAYMAN                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1096  5           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS  525990 - Other       Amsterdam               NETHERLANDS
                    (US) B.V.                                            Financial Vehicles
1097  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1098  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD  525990 - Other       New York      NY        Delaware
                ESC FUND, L.P.                                           Financial Vehicles
1099  4         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other       New York      NY        Delaware
                  PMD QP FUND, L.P.                                      Financial Vehicles
1100  5           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS  525990 - Other       George Town             CAYMAN
                    (US), L.P.                                           Financial Vehicles                           ISLANDS
1101  6             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         525990 - Other       Amsterdam               NETHERLANDS
                      PARTNERS (US) COOPERATIEF U.A.                     Financial Vehicles
1102  7               DMREF ADMIN CAYMAN                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1103  7               GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE       525990 - Other       Amsterdam               NETHERLANDS
                        PARTNERS (US) B.V.                               Financial Vehicles
1104  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD  525990 - Other       New York      NY        Delaware
                QP FUND, L.P.                                            Financial Vehicles
1105  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC FUND  525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1106  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1107  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS        525990 - Other       Amsterdam               NETHERLANDS
              (GERMANY) COOPERATIEF U.A.                                 Financial Vehicles
1108  3       DMREF ADMIN CAYMAN                                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1109  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS        525990 - Other       New York      NY        Delaware
              (GERMANY) GP, LLC                                          Financial Vehicles
1110  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other       George Town             CAYMAN
                (GERMANY), L.P.                                          Financial Vehicles                           ISLANDS
1111  4         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other       Amsterdam               NETHERLANDS
                 (GERMANY) COOPERATIEF U.A.                              Financial Vehicles
1112  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US)   525990 - Other       Amsterdam               NETHERLANDS
              COOPERATIEF U.A.                                           Financial Vehicles
1113  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US)   525990 - Other       New York      NY        Delaware
              GP, LLC                                                    Financial Vehicles
1114  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other       George Town             CAYMAN
                (US), L.P.                                               Financial Vehicles                           ISLANDS
1115  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1116  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other       Amsterdam               NETHERLANDS
                COOPERATIEF U.A.                                         Financial Vehicles
1117  4         DMREF ADMIN CAYMAN                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1118  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA COOPERATIEF 525990 - Other       Amsterdam               NETHERLANDS
              U.A.                                                       Financial Vehicles
1119  2     GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1120  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1121  2     GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1122  3       BUCK HOLDINGS L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1123  2     GOLDMAN SACHS DGC INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1124  3       BUCK HOLDINGS L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1125  2     GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1126  3       FREEDOMPAY, INC.                                           525990 - Other       Newtown       PA        Delaware
                                                                         Financial Vehicles   Square
1127  3       FS Invest S.a r.l.                                         525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
1128  3       GS 2000-I, L.L.C.                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1129  3       SUNGARD CAPITAL CORP.                                      51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
1130  2     GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1131  2     GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1132  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND    525990 - Other       George Town             CAYMAN
                OFFSHORE, L.P.                                           Financial Vehicles                           ISLANDS
1133  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND,   525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1134  2     GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1135  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1136  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1137  2     GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                  525910 - Open-End    St. Peter               GUERNSEY
                                                                         Investment Funds     Port
1138  2     GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1139  3       GS ESF QEP OFFSHORE HOLDINGS CORP.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1140  2     GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1141  2     GOLDMAN SACHS EDMC INVESTORS, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1142  3       EDUCATION MANAGEMENT CORPORATION                           525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
1143  2     GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A SUBFUND 525910 - Open-End    Dublin                  IRELAND
              OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                  Investment Funds
1144  2     GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A SUBFUND  525910 - Open-End    Dublin                  IRELAND
              OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                  Investment Funds
1145  2     GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                       551114 - Corporate,  New York      NY        Delaware
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1146  3       GOLDMAN SACHS FINANCIAL MARKETS, L.P.                      523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1147  2     GOLDMAN SACHS FINANCIAL MARKETS, L.P.                        523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1148  2     GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1149  2     GOLDMAN SACHS FINANZPRODUKTE GMBH                            525990 - Other       Eschborn                GERMANY
                                                                         Financial Vehicles
1150  2     GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND   525910 - Open-End    Dublin                  IRELAND
              OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                  Investment Funds

1023  8                  GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC            UNITED STATES     N/A         N/A
1024  8                  PRIVATE EQUITY HOLDINGS FOREIGN INCOME BLOCKER,     CAYMAN ISLANDS    100         N/A
                           LTD.
1025  7                GS RA I HG6, L.P.                                     UNITED STATES     N/A         N/A
1026  7                GS RA PROGRAM I FOREIGN INCOME BLOCKER, LTD.          CAYMAN ISLANDS    100         N/A
1027  7                GSV ENERGY HOLDINGS, INC.                             UNITED STATES     99          N/A
1028  7                GSVA OFFSHORE HOLDINGS, INC.                          UNITED STATES     100         N/A
1029  8                  GSVA HOLDINGS, L.P.                                 CAYMAN ISLANDS    N/A         N/A
1030  7                GSVF AHO INVESTMENTS CORP.                            UNITED STATES     99          N/A
1031  3        SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF GOLDMAN UNITED STATES     N/A         N/A
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
1032  3        SPRUCEGROVE: NON-US EQUITY LLC                                UNITED STATES     N/A         N/A
1033  3        TACTICAL TILT FUND, LLC                                       UNITED STATES     N/A         N/A
1034  4          TACTICAL TILT HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
1035  3        TACTICAL TILT HOLDINGS, LLC                                   UNITED STATES     N/A         N/A
1036  3        TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A SERIES UNITED STATES     N/A         N/A
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED
                 PORTFOLIOS, L.L.C.
1037  3        TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS    UNITED STATES     N/A         N/A
                 GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
1038  3        U.S. HOUSING RECOVERY FUND, LLC                               UNITED STATES     N/A         N/A
1039  3        U.S. HOUSING RECOVERY MASTER FUND GP, LLC                     UNITED STATES     N/A         N/A
1040  4          U.S. HOUSING RECOVERY MASTER FUND, L.P.                     CAYMAN ISLANDS    N/A         N/A
1041  3        US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                       UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1042  3        VONTOBEL: NON-US EQUITY LLC                                   UNITED STATES     N/A         N/A
1043  4          VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                CAYMAN ISLANDS    N/A         N/A
1044  3        WILLIAM BLAIR: NON-US EQUITY LLC                              UNITED STATES     N/A         N/A
1045  2      GOLDMAN SACHS BANK AG                                           SWITZERLAND       100         N/A
                                                                             (OTHER)
1046  2      GOLDMAN SACHS BANK USA                                          UNITED STATES     100         N/A
1047  3        GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.               UNITED STATES     N/A         N/A
1048  3        GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC                UNITED STATES     N/A         N/A
1049  4          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.             UNITED STATES     N/A         N/A
1050  3        GOLDMAN SACHS CREDIT PARTNERS L.P.                            UNITED STATES     N/A         N/A
1051  4          GSFS INVESTMENTS IV, LLC                                    UNITED STATES     N/A         N/A
1052  3        GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                     NETHERLANDS       100         N/A
1053  4          GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.       UNITED STATES     N/A         N/A
1054  3        GOLDMAN SACHS MORTGAGE COMPANY                                UNITED STATES     N/A         N/A
1055  3        GOLDMAN SACHS REAL ESTATE FUNDING CORP.                       UNITED STATES     100         N/A
1056  4          GOLDMAN SACHS MORTGAGE COMPANY                              UNITED STATES     N/A         N/A
1057  3        GS NEW MARKETS FUND PNR, INC.                                 UNITED STATES     100         N/A
1058  4          GS NEW MARKETS FUND, LLC                                    UNITED STATES     N/A         N/A
1059  3        GS NEW MARKETS FUND, LLC                                      UNITED STATES     N/A         N/A
1060  3        GSCP (DEL) LLC                                                UNITED STATES     N/A         N/A
1061  4          GOLDMAN SACHS CREDIT PARTNERS L.P.                          UNITED STATES     N/A         N/A
1062  3        GSMMDPGP, INC.                                                UNITED STATES     100         N/A
1063  4          GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.       UNITED STATES     N/A         N/A
1064  3        WILLIAM STREET COMMITMENT CORPORATION                         UNITED STATES     100         N/A
1065  3        WILLIAM STREET CREDIT CORPORATION                             UNITED STATES     100         N/A
1066  3        WILLIAM STREET LLC                                            UNITED STATES     N/A         N/A
1067  2      GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.            CAYMAN ISLANDS    N/A         N/A
1068  3        LVB ACQUISITION HOLDING, LLC                                  UNITED STATES     24          N/A
1069  2      GOLDMAN SACHS BMET INVESTORS, L.P.                              UNITED STATES     N/A         N/A
1070  3        LVB ACQUISITION HOLDING, LLC                                  UNITED STATES     24          N/A
1071  2      GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                        CANADA            100         N/A
1072  2      GOLDMAN SACHS CANADA FINANCE CO.                                CANADA            100         N/A
1073  2      GOLDMAN SACHS CANADA FINANCE INC.                               CANADA            100         N/A
1074  3        GOLDMAN SACHS CANADA FINANCE CO.                              CANADA            100         N/A
1075  2      GOLDMAN SACHS CANADA INC.                                       CANADA            100         N/A
1076  3        GS GLOBAL FUNDING II, CO.                                     UNITED STATES     100         N/A
1077  4          GS GLOBAL FUNDING III, CO.                                  UNITED STATES     100         N/A
1078  5            GS GLOBAL FUNDING IV, LLC                                 UNITED STATES     N/A         N/A
1079  2      GOLDMAN SACHS CAPITAL I                                         UNITED STATES     N/A         N/A
1080  2      GOLDMAN SACHS CAPITAL II                                        UNITED STATES     N/A         N/A
1081  2      GOLDMAN SACHS CAPITAL III                                       UNITED STATES     N/A         N/A
1082  2      GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.                   UNITED STATES     N/A         N/A
1083  3        GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                      CAYMAN ISLANDS    N/A         N/A
1084  3        GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                      CAYMAN ISLANDS    100         N/A
1085  3        GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                     CAYMAN ISLANDS    N/A         N/A
1086  4          GOLDMAN SACHS 3, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1087  4          GOLDMAN SACHS 4, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1088  4          GOLDMAN SACHS 5, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1089  3        GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                CAYMAN ISLANDS    N/A         N/A
1090  2      GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                  CAYMAN ISLANDS    N/A         N/A
1091  2      GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.                  UNITED STATES     N/A         N/A
1092  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY VOTECO,    UNITED STATES     N/A         N/A
               LLC
1093  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY          UNITED STATES     100         N/A
1094  4          Goldman Sachs Developing Markets Real Estate Cooperatief    UNITED KINGDOM    N/A         N/A
                   U.A.                                                      (OTHER)
1095  5            DMREF ADMIN CAYMAN                                        CAYMAN ISLANDS    99          N/A
1096  5            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS     NETHERLANDS       75          N/A
                    (US) B.V.
1097  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP, L.L.C.    UNITED STATES     N/A         N/A
1098  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD ESC UNITED STATES     N/A         N/A
                 FUND, L.P.
1099  4          GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD   UNITED STATES     N/A         N/A
                   QP FUND, L.P.
1100  5            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS     CAYMAN ISLANDS    N/A         N/A
                     (US), L.P.
1101  6              GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS   NETHERLANDS       100         N/A
                       (US) COOPERATIEF U.A.
1102  7                DMREF ADMIN CAYMAN                                    CAYMAN ISLANDS    99          N/A
1103  7                GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS NETHERLANDS       75          N/A
                         (US) B.V.
1104  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD QP  UNITED STATES     N/A         N/A
                 FUND, L.P.
1105  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC FUND     CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1106  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1107  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (GERMANY) NETHERLANDS       99          N/A
               COOPERATIEF U.A.
1108  3        DMREF ADMIN CAYMAN                                            CAYMAN ISLANDS    99          N/A
1109  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (GERMANY) UNITED STATES     N/A         N/A
               GP, LLC
1110  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS         CAYMAN ISLANDS    N/A         N/A
                 (GERMANY), L.P.
1111  4          GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS       NETHERLANDS       99          N/A
                   (GERMANY) COOPERATIEF U.A.
1112  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US)      NETHERLANDS       100         N/A
               COOPERATIEF U.A.
1113  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) GP,  UNITED STATES     N/A         N/A
               LLC
1114  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US),   CAYMAN ISLANDS    N/A         N/A
                 L.P.
1115  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-2
                                                                                                                   shares.
1116  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA COOPERATIEF  NETHERLANDS       N/A         N/A
                 U.A.
1117  4          DMREF ADMIN CAYMAN                                          CAYMAN ISLANDS    99          N/A
1118  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA COOPERATIEF    NETHERLANDS       N/A         N/A
               U.A.
1119  2      GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                       LUXEMBOURG        100         N/A
1120  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA              LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-1
                                                                                                                   shares.
1121  2      GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.             CAYMAN ISLANDS    N/A         N/A
1122  3        BUCK HOLDINGS L.P.                                            UNITED STATES     N/A         21
1123  2      GOLDMAN SACHS DGC INVESTORS, L.P.                               UNITED STATES     N/A         N/A
1124  3        BUCK HOLDINGS L.P.                                            UNITED STATES     N/A         21
1125  2      GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.                 UNITED STATES     N/A         N/A
1126  3        FREEDOMPAY, INC.                                              UNITED STATES     32          N/A
1127  3        FS Invest S.a r.l.                                            LUXEMBOURG        44          N/A
1128  3        GS 2000-I, L.L.C.                                             UNITED STATES     N/A         N/A
1129  3        SUNGARD CAPITAL CORP.                                         UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
1130  2      GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
1131  2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS GP,    UNITED STATES     N/A         N/A
               L.L.C.
1132  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND       CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE, L.P.
1133  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND, L.P. UNITED STATES     N/A         N/A
1134  2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
               L.L.C.
1135  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1136  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND,     UNITED STATES     N/A         N/A
                 L.P.
1137  2      GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                     GUERNSEY          100         N/A
1138  2      GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS, L.P.    CAYMAN ISLANDS    N/A         N/A
1139  3        GS ESF QEP OFFSHORE HOLDINGS CORP.                            UNITED STATES     100         N/A
1140  2      GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                      UNITED STATES     N/A         N/A
1141  2      GOLDMAN SACHS EDMC INVESTORS, L.P.                              UNITED STATES     N/A         N/A
1142  3        EDUCATION MANAGEMENT CORPORATION                              UNITED STATES     42          N/A
1143  2      GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A SUBFUND OF IRELAND           100         N/A
               GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1144  2      GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A SUBFUND OF  IRELAND           100         N/A
               GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1145  2      GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                          UNITED STATES     N/A         N/A
1146  3        GOLDMAN SACHS FINANCIAL MARKETS, L.P.                         UNITED STATES     N/A         N/A
1147  2      GOLDMAN SACHS FINANCIAL MARKETS, L.P.                           UNITED STATES     N/A         N/A
1148  2      GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1149  2      GOLDMAN SACHS FINANZPRODUKTE GMBH                               GERMANY           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1150  2      GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND OF   IRELAND           28          N/A
               GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)

1151  2     GOLDMAN SACHS GLOBAL ADVISORY PRODUCTS LLC                   525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1152  2     GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND, LLC 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1153  2     GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1154  3       ARROW CORPORATE MEMBER HOLDINGS LLC                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1155  3       CER HOLDINGS GP                                            551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1156  4         CER HOLDINGS LP                                          551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1157  5           CER INVESTMENTS 1                                      523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1158  3       GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1159  3       GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.               551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1160  4         BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED         551112 - Offices of  Beijing                 CHINA,
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1161  5           BEIJING GAO HUA SECURITIES COMPANY LIMITED             523120 - Securities  Beijing                 CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1162  6             GAO HUA CHINA RMB MONEY MARKET FUND                  525910 - Open-End    Beijing                 CHINA,
                                                                         Investment Funds                             PEOPLES
                                                                                                                      REPUBLIC OF
1163  6             GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED     523110 - Investment  Beijing                 CHINA,
                                                                         Banking and                                  PEOPLES
                                                                         Securities Dealing                           REPUBLIC OF
1164  6             QIAN KUN FUTURES CO., LTD.                           523120 - Securities  Shenzhen                CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1165  4         BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED         551112 - Offices of  Beijing                 CHINA,
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1166  5           BEIJING GAO HUA SECURITIES COMPANY LIMITED             523120 - Securities  Beijing                 CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1167  4         BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED         551112 - Offices of  Beijing                 CHINA,
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1168  5           BEIJING GAO HUA SECURITIES COMPANY LIMITED             523120 - Securities  Beijing                 CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1169  4         CORNWALL INVESTMENTS LIMITED                             523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
1170  4         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1171  4         GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED               551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1172  5           AKIMOTOKO (DELAWARE) L.L.C.                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1173  5           EXPRESS INVESTMENTS III PRIVATE LTD.                   525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
1174  5           GS MONGOLIA INVESTMENTS LIMITED                        525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
1175  5           KIRORO (DELAWARE) L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1176  5           MATSU (DELAWARE) L.L.C.                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1177  5           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
1178  6             RONG SHENG ASSET MANAGEMENT CO. LTD.                 525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1179  5           MERCER INVESTMENTS V PRIVATE LTD.                      551114 - Corporate,  Federal                 MALAYSIA
                                                                         Subsidiary, and      Territory of            (OTHER)
                                                                         Regional Managing    Labuan
                                                                         Offices

1180  6             BEIJING GOLDMAN SACHS CONSULTING CO., LTD.           525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1181  5           SAGAMIKO (DELAWARE) L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1182  4         GS ASIAN VENTURE (DELAWARE) L.L.C.                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1183  5           BROAD STREET (HONG KONG) INVESTOR LIMITED              525990 - Other       Hong Kong               HONG KONG
                                                                         Financial Vehicles
1184  6             BROAD STREET (CAYMAN) GP LIMITED                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1185  7               BROAD STREET (BEIJING) INVESTMENT MANAGEMENT       525990 - Other       Beijing                 CHINA,
                        CENTRE (LIMITED PARTNERSHIP)                     Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1186  8                 BEIJING GOLDMAN SACHS INVESTMENT CENTER (LIMITED 525990 - Other       Beijing                 CHINA,
                          PARTNERSHIP)                                   Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1187  8                 BROAD STREET (BEIJING) 2011 INVESTMENT CENTER    525990 - Other       Beijing                 CHINA,
                          (LIMITED PARTNERSHIP)                          Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1188  9                   BEIJING GOLDMAN SACHS INVESTMENT CENTER        525990 - Other       Beijing                 CHINA,
                            (LIMITED PARTNERSHIP)                        Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1189  6             BROAD STREET (CAYMAN) LP LIMITED                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1190  7               BROAD STREET (BEIJING) INVESTMENT MANAGEMENT       525990 - Other       Beijing                 CHINA,
                        CENTRE (LIMITED PARTNERSHIP)                     Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1191  5           DHONI CAYMAN GP LTD.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1192  6             DHONI CAYMAN LIMITED PARTNERSHIP                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1193  5           DHONI CAYMAN HOLDINGS LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1194  6             DHONI CAYMAN LIMITED PARTNERSHIP                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1195  5           GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED    525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1196  5           GOLDMAN SACHS INVESTMENTS HOLDINGS (ASIA) LIMITED      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1197  5           GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1198  5           GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.              523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1199  5           GS HONY HOLDINGS I LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1200  5           GS HONY HOLDINGS II LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1201  5           GSPS ASIA LIMITED                                      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1202  6             GREEN LOTUS LIMITED                                  525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1203  6             GSPS DAI VIET LTD.                                   525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1204  6             NAM VIET LTD.                                        525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1205  5           TIGER STRATEGIC INVESTMENTS LTD                        551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1206  6             JADE DRAGON (MAURITIUS) LIMITED                      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1207  7               GOLDMAN SACHS CHINA STRATEGIC INVESTMENTS LIMITED  525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1208  7               GOLDMAN SACHS CHINA VENTURE I (MAURITIUS) LIMITED  551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1209  8                 JADE DRAGON VENTURE INVESTMENT LIMITED           525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1210  7               GOLDMAN SACHS CHINA VENTURE II (MAURITIUS) LIMITED 551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1211  8                 JADE DRAGON VENTURE INVESTMENT LIMITED           525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1212  7               PANDA INVESTMENTS LTD                              551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1213  8                 GOLDMAN SACHS STRATEGIC INVESTMENTS II LIMITED   525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1214  8                 GS STRATEGIC INVESTMENTS LIMITED                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1215  9                   M. PALLONJI ENTERPRISES PRIVATE LIMITED        525990 - Other       Mumbai                  INDIA
                                                                         Financial Vehicles                           (OTHER)
1216  7               ZAHEER HOLDINGS (MAURITIUS)                        551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1217  8                 ZAHEER MAURITIUS                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1218  5           TRIUMPH II INVESTMENTS (IRELAND) LIMITED               525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1219  5           VANTAGE QUEST (MAURITIUS) LIMITED                      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1220  5           VANTAGE STRIDE (MAURITIUS) LIMITED                     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1221  6             WWD RUBY LIMITED                                     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1222  4         KIRI (DELAWARE) L.L.C.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1223  4         SHIGA (DELAWARE) L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1224  3       GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                     551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1225  3       GOLDMAN SACHS (CHINA) L.L.C.                               551114 - Corporate,  New York      NY        Delaware
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1226  3       GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1227  4         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1228  3       GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP 551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1229  4         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.       523999 -             Halifax       NS        CANADA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
1230  3       GOLDMAN SACHS ARGENTINA L.L.C.                             523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1231  3       GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                523920 - Portfolio   Sao Paulo               BRAZIL
                                                                         Management
1232  3       GOLDMAN SACHS ASSET MANAGEMENT, L.P.                       523920 - Portfolio   New York      NY        Delaware
                                                                         Management
1233  3       GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1234  4         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) CORPORATION    523130 - Commodity   Halifax       NS        CANADA
                                                                         Contracts Dealing
1235  3       GOLDMAN SACHS GLOBAL SERVICES II LIMITED                   541990 - All Other   George Town             CAYMAN
                                                                         Professional,                                ISLANDS
                                                                         Scientific, and
                                                                         Technical Services
1236  3       GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.         551114 - Corporate,  Col Lomas de            MEXICO
                                                                         Subsidiary, and      Chapultepec
                                                                         Regional Managing
                                                                         Offices
1237  4         GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE  523120 - Securities  Mexico City             MEXICO
                  CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO        Brokerage
                  MULTIPLE, ENTIDAD NO REGULADA
1238  4         GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                 522298 - All Other   Mexico City             MEXICO
                                                                         Nondepository Credit
                                                                         Intermediation
1239  3       GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                 551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1240  3       GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1241  4         GOLDMAN SACHS (RUSSIA)                                   523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
1242  4         GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED       523999 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
1243  5           CMC Markets PLC                                        551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1244  6             CMC MARKETS UK HOLDINGS LIMITED                      551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1245  7               CLIENT2CLIENT.COM LIMITED                          523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1246  7               CMC Group Limited                                  523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1247  7               CMC MARKETS UK PLC                                 523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1248  8                 CMC Markets US LLC                               523910 -             Wilmington    DE        Delaware
                                                                         Miscellaneous
                                                                         Intermediation
1249  7               CMC Spreadbet Plc                                  523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1250  7               CMC Trustees Limited                               523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1251  7               DEAL4FREE.COM LIMITED                              522320 - Financial   London                  UNITED
                                                                         Transactions                                 KINGDOM
                                                                         Processing, Reserve,                         (OTHER)
                                                                         and Clearinghouse
                                                                         Activities
1252  7               Information Internet Limited                       541511 - Computer    London                  UNITED
                                                                         program or software                          KINGDOM
                                                                         development                                  (OTHER)
1253  7               MARKETMAKER LIMITED                                523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1254  6             CMC Markets (Finance) Limited                        523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1255  6             CMC Markets Overseas Holdings Limited                551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1256  7               CMC Markets Asia Limited                           523910 -             Wan Chai                HONG KONG
                                                                         Miscellaneous
                                                                         Intermediation
1257  7               CMC Markets Canada Inc                             523910 -             Toronto       ON        CANADA
                                                                         Miscellaneous
                                                                         Intermediation
1258  7               CMC Markets Development (pty) Limited              523910 -             Sunninghill             SOUTH AFRICA
                                                                         Miscellaneous
                                                                         Intermediation
1259  7               CMC Markets Digital Options GmbH                   541511 - Computer    Vienna                  AUSTRIA
                                                                         program or software
                                                                         development
1260  7               CMC Markets Group Australia Pty Ltd.               551112 - Offices of  Sydney                  AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1261  8                 CMC MARKETS ASIA PACIFIC PTY LIMITED             541990 - All Other   Sydney                  AUSTRALIA
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1262  9                   CMC Markets Pty Ltd                            523910 -             Sydney                  AUSTRALIA
                                                                         Miscellaneous
                                                                         Intermediation
1263  10                    CMC International Financial Consulting       541990 - All Other   Beijing                 CHINA,
                              (Beijing) Co., Ltd                         Professional,                                PEOPLES
                                                                         Scientific, and                              REPUBLIC OF
                                                                         Technical Services
1264  8                 CMC Markets Stockbroking Limited                 523120 - Securities  Sydney                  AUSTRALIA
                                                                         Brokerage
1265  9                   CMC Markets Stockbroking Limited Nominees      522320 - Financial   Sydney                  AUSTRALIA
                            (No.2 Account) Pty Limited                   Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
1266  8                 CMC Markets Stockbroking Limited Nominees Pty    522320 - Financial   Sydney                  AUSTRALIA
                          Limited                                        Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
1267  7               CMC Markets Japan KK                               523910 -             Tokyo                   JAPAN
                                                                         Miscellaneous
                                                                         Intermediation
1268  7               CMC Markets NZ Limited                             523910 -             Auckland                NEW ZEALAND
                                                                         Miscellaneous                                (OTHER)
                                                                         Intermediation
1269  7               CMC Markets Singapore Pte. Ltd                     541990 - All Other   Singapore               SINGAPORE
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1270  7               CMC Markets South Africa (pty) Limited             523910 -             Sunninghill             SOUTH AFRICA
                                                                         Miscellaneous
                                                                         Intermediation
1271  7               REDMONITOR GMBH                                    522320 - Financial   Vienna                  AUSTRIA
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
1272  5           THE EUROPEAN POWER SOURCE COMPANY B.V.                 551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
1273  6             THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED     551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1274  5           TURQUOISE GLOBAL HOLDINGS LIMITED                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1275  4         TEX FUNDING                                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1276  3       GOLDMAN SACHS IRELAND LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1277  4         GOLDMAN SACHS IRELAND GROUP LIMITED                      551112 - Offices of  Dublin                  IRELAND
                                                                         Other Holding
                                                                         Companies
1278  5           GOLDMAN SACHS IRELAND HOLDINGS LIMITED                 551112 - Offices of  Dublin                  IRELAND
                                                                         Other Holding
                                                                         Companies

1151  2      GOLDMAN SACHS GLOBAL ADVISORY PRODUCTS LLC                      UNITED STATES     N/A         N/A
1152  2      GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND, LLC    UNITED STATES     N/A         N/A
1153  2      GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                            UNITED STATES     N/A         N/A
1154  3        ARROW CORPORATE MEMBER HOLDINGS LLC                           UNITED STATES     N/A         N/A
1155  3        CER HOLDINGS GP                                               CAYMAN ISLANDS    100         N/A
1156  4          CER HOLDINGS LP                                             CAYMAN ISLANDS    N/A         N/A
1157  5            CER INVESTMENTS 1                                         CAYMAN ISLANDS    100         N/A
1158  3        GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                           UNITED STATES     N/A         N/A
1159  3        GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                  UNITED STATES     N/A         N/A
1160  4          BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED            CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1161  5            BEIJING GAO HUA SECURITIES COMPANY LIMITED                CHINA, PEOPLES    75          N/A
                                                                             REPUBLIC OF
1162  6              GAO HUA CHINA RMB MONEY MARKET FUND                     CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1163  6              GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED        CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1164  6              QIAN KUN FUTURES CO., LTD.                              CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1165  4          BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED            CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1166  5            BEIJING GAO HUA SECURITIES COMPANY LIMITED                CHINA, PEOPLES    75          N/A
                                                                             REPUBLIC OF
1167  4          BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED            CHINA, PEOPLES    N/A         N/A     The direct holder
                                                                             REPUBLIC OF                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1168  5            BEIJING GAO HUA SECURITIES COMPANY LIMITED                CHINA, PEOPLES    75          N/A
                                                                             REPUBLIC OF
1169  4          CORNWALL INVESTMENTS LIMITED                                CAYMAN ISLANDS    100         N/A
1170  4          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                UNITED STATES     N/A         N/A
1171  4          GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                  MAURITIUS         100         N/A
1172  5            AKIMOTOKO (DELAWARE) L.L.C.                               UNITED STATES     N/A         N/A
1173  5            EXPRESS INVESTMENTS III PRIVATE LTD.                      MALAYSIA (OTHER)  100         N/A
1174  5            GS MONGOLIA INVESTMENTS LIMITED                           MALAYSIA (OTHER)  100         N/A
1175  5            KIRORO (DELAWARE) L.L.C.                                  UNITED STATES     N/A         N/A
1176  5            MATSU (DELAWARE) L.L.C.                                   UNITED STATES     N/A         N/A
1177  5            MERCER INVESTMENTS IV PRIVATE LTD.                        MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1178  6              RONG SHENG ASSET MANAGEMENT CO. LTD.                    CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1179  5            MERCER INVESTMENTS V PRIVATE LTD.                         MALAYSIA (OTHER)  100         N/A
1180  6              BEIJING GOLDMAN SACHS CONSULTING CO., LTD.              CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1181  5            SAGAMIKO (DELAWARE) L.L.C.                                UNITED STATES     N/A         N/A
1182  4          GS ASIAN VENTURE (DELAWARE) L.L.C.                          UNITED STATES     N/A         N/A
1183  5            BROAD STREET (HONG KONG) INVESTOR LIMITED                 HONG KONG         100         N/A
1184  6              BROAD STREET (CAYMAN) GP LIMITED                        CAYMAN ISLANDS    100         N/A
1185  7                BROAD STREET (BEIJING) INVESTMENT MANAGEMENT CENTRE   CHINA, PEOPLES    N/A         N/A
                         (LIMITED PARTNERSHIP)                               REPUBLIC OF
1186  8                  BEIJING GOLDMAN SACHS INVESTMENT CENTER (LIMITED    CHINA, PEOPLES    N/A         N/A
                           PARTNERSHIP)                                      REPUBLIC OF
1187  8                  BROAD STREET (BEIJING) 2011 INVESTMENT CENTER       CHINA, PEOPLES    N/A         N/A
                           (LIMITED PARTNERSHIP)                             REPUBLIC OF
1188  9                    BEIJING GOLDMAN SACHS INVESTMENT CENTER (LIMITED  CHINA, PEOPLES    N/A         N/A
                             PARTNERSHIP)                                    REPUBLIC OF
1189  6              BROAD STREET (CAYMAN) LP LIMITED                        CAYMAN ISLANDS    100         N/A
1190  7                BROAD STREET (BEIJING) INVESTMENT MANAGEMENT CENTRE   CHINA, PEOPLES    N/A         N/A
                         (LIMITED PARTNERSHIP)                               REPUBLIC OF
1191  5            DHONI CAYMAN GP LTD.                                      CAYMAN ISLANDS    100         N/A
1192  6              DHONI CAYMAN LIMITED PARTNERSHIP                        CAYMAN ISLANDS    N/A         N/A
1193  5            DHONI CAYMAN HOLDINGS LTD.                                CAYMAN ISLANDS    100         N/A
1194  6              DHONI CAYMAN LIMITED PARTNERSHIP                        CAYMAN ISLANDS    N/A         N/A
1195  5            GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED       MAURITIUS         100         N/A
1196  5            GOLDMAN SACHS INVESTMENTS HOLDINGS (ASIA) LIMITED         MAURITIUS         100         N/A
1197  5            GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED             CAYMAN ISLANDS    100         N/A
1198  5            GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.                 CAYMAN ISLANDS    100         N/A
1199  5            GS HONY HOLDINGS I LTD.                                   CAYMAN ISLANDS    100         N/A
1200  5            GS HONY HOLDINGS II LTD.                                  CAYMAN ISLANDS    100         N/A
1201  5            GSPS ASIA LIMITED                                         MAURITIUS         100         N/A
1202  6              GREEN LOTUS LIMITED                                     MAURITIUS         100         N/A
1203  6              GSPS DAI VIET LTD.                                      MAURITIUS         100         N/A
1204  6              NAM VIET LTD.                                           MAURITIUS         100         N/A
1205  5            TIGER STRATEGIC INVESTMENTS LTD                           MAURITIUS         100         N/A
1206  6              JADE DRAGON (MAURITIUS) LIMITED                         MAURITIUS         100         N/A
1207  7                GOLDMAN SACHS CHINA STRATEGIC INVESTMENTS LIMITED     MAURITIUS         100         N/A
1208  7                GOLDMAN SACHS CHINA VENTURE I (MAURITIUS) LIMITED     MAURITIUS         100         N/A
1209  8                  JADE DRAGON VENTURE INVESTMENT LIMITED              CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
1210  7                GOLDMAN SACHS CHINA VENTURE II (MAURITIUS) LIMITED    MAURITIUS         100         N/A
1211  8                  JADE DRAGON VENTURE INVESTMENT LIMITED              CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
1212  7                PANDA INVESTMENTS LTD                                 MAURITIUS         99          N/A
1213  8                  GOLDMAN SACHS STRATEGIC INVESTMENTS II LIMITED      MAURITIUS         100         N/A
1214  8                  GS STRATEGIC INVESTMENTS LIMITED                    MAURITIUS         100         N/A
1215  9                    M. PALLONJI ENTERPRISES PRIVATE LIMITED           INDIA (OTHER)     39          N/A
1216  7                ZAHEER HOLDINGS (MAURITIUS)                           MAURITIUS         98          N/A
1217  8                  ZAHEER MAURITIUS                                    MAURITIUS         100         N/A
1218  5            TRIUMPH II INVESTMENTS (IRELAND) LIMITED                  IRELAND           100         N/A
1219  5            VANTAGE QUEST (MAURITIUS) LIMITED                         MAURITIUS         100         N/A
1220  5            VANTAGE STRIDE (MAURITIUS) LIMITED                        MAURITIUS         100         N/A
1221  6              WWD RUBY LIMITED                                        MAURITIUS         100         N/A
1222  4          KIRI (DELAWARE) L.L.C.                                      UNITED STATES     N/A         N/A
1223  4          SHIGA (DELAWARE) L.L.C.                                     UNITED STATES     N/A         N/A
1224  3        GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                        CAYMAN ISLANDS    100         N/A
1225  3        GOLDMAN SACHS (CHINA) L.L.C.                                  UNITED STATES     N/A         N/A
1226  3        GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                  UNITED STATES     100         N/A
1227  4          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                UNITED STATES     N/A         N/A
1228  3        GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP    UNITED STATES     N/A         N/A
1229  4          GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.          CANADA            100         N/A
1230  3        GOLDMAN SACHS ARGENTINA L.L.C.                                UNITED STATES     N/A         N/A
1231  3        GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                   BRAZIL            100         N/A
1232  3        GOLDMAN SACHS ASSET MANAGEMENT, L.P.                          UNITED STATES     N/A         N/A
1233  3        GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP        UNITED STATES     N/A         N/A
1234  4          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) CORPORATION       CANADA            100         N/A
1235  3        GOLDMAN SACHS GLOBAL SERVICES II LIMITED                      CAYMAN ISLANDS    100         N/A
1236  3        GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.            MEXICO            N/A         N/A
1237  4          GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE     MEXICO            100         N/A
                   CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO MULTIPLE, ENTIDAD
                   NO REGULADA
1238  4          GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                    MEXICO            100         100
1239  3        GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                    MAURITIUS         100         N/A
1240  3        GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
1241  4          GOLDMAN SACHS (RUSSIA)                                      UNITED KINGDOM    99          N/A
                                                                             (OTHER)
1242  4          GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1243  5            CMC Markets PLC                                           UNITED KINGDOM    9           N/A
                                                                             (OTHER)
1244  6              CMC MARKETS UK HOLDINGS LIMITED                         UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1245  7                CLIENT2CLIENT.COM LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1246  7                CMC Group Limited                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1247  7                CMC MARKETS UK PLC                                    UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1248  8                  CMC Markets US LLC                                  UNITED STATES     N/A         N/A
1249  7                CMC Spreadbet Plc                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1250  7                CMC Trustees Limited                                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1251  7                DEAL4FREE.COM LIMITED                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1252  7                Information Internet Limited                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1253  7                MARKETMAKER LIMITED                                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1254  6              CMC Markets (Finance) Limited                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1255  6              CMC Markets Overseas Holdings Limited                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1256  7                CMC Markets Asia Limited                              HONG KONG         100         N/A
1257  7                CMC Markets Canada Inc                                CANADA            100         N/A
1258  7                CMC Markets Development (pty) Limited                 SOUTH AFRICA      100         N/A
1259  7                CMC Markets Digital Options GmbH                      AUSTRIA           N/A         N/A
1260  7                CMC Markets Group Australia Pty Ltd.                  AUSTRALIA         100         N/A
1261  8                  CMC MARKETS ASIA PACIFIC PTY LIMITED                AUSTRALIA         100         N/A
1262  9                    CMC Markets Pty Ltd                               AUSTRALIA         100         N/A
1263  10                     CMC International Financial Consulting          CHINA, PEOPLES    N/A         N/A
                               (Beijing) Co., Ltd                            REPUBLIC OF
1264  8                  CMC Markets Stockbroking Limited                    AUSTRALIA         100         N/A
1265  9                    CMC Markets Stockbroking Limited Nominees (No.2   AUSTRALIA         100         N/A
                             Account) Pty Limited
1266  8                  CMC Markets Stockbroking Limited Nominees Pty       AUSTRALIA         100         N/A
                           Limited
1267  7                CMC Markets Japan KK                                  JAPAN             100         N/A
1268  7                CMC Markets NZ Limited                                NEW ZEALAND       100         N/A
                                                                             (OTHER)
1269  7                CMC Markets Singapore Pte. Ltd                        SINGAPORE         100         N/A
1270  7                CMC Markets South Africa (pty) Limited                SOUTH AFRICA      100         N/A
1271  7                REDMONITOR GMBH                                       AUSTRIA           N/A         N/A
1272  5            THE EUROPEAN POWER SOURCE COMPANY B.V.                    NETHERLANDS       100         N/A
1273  6              THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1274  5            TURQUOISE GLOBAL HOLDINGS LIMITED                         UNITED KINGDOM    14          N/A
                                                                             (OTHER)
1275  4          TEX FUNDING                                                 CAYMAN ISLANDS    100         N/A
1276  3        GOLDMAN SACHS IRELAND LLC                                     UNITED STATES     N/A         N/A
1277  4          GOLDMAN SACHS IRELAND GROUP LIMITED                         IRELAND           100         N/A
1278  5            GOLDMAN SACHS IRELAND HOLDINGS LIMITED                    IRELAND           100         N/A

1279  6             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
1280  3       GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                 525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1281  4         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND, A     525910 - Open-End    Dublin                  IRELAND
                  SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI MANAGER FUNDS   Investment Funds
1282  4           SCIOS INVESTMENT TRUST (IRELAND)                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1283  3       GOLDMAN SACHS PARIS INC. ET CIE                            522110 - Commercial  Paris                   FRANCE
                                                                         Banking                                      (OTHER)
1284  3       GOLDMAN SACHS SAUDI ARABIA                                 525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
1285  3       GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                 522110 - Commercial  Sao Paulo               BRAZIL
                                                                         Banking
1286  4         GARDA FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS      525910 - Open-End    Osasco                  BRAZIL
                  NAO-PADRONIZADOS MULTICARTEIRA                         Investment Funds
1287  4         GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E VALORES   523120 - Securities  Sao Paulo               BRAZIL
                  MOBILIARIOS S/A                                        Brokerage
1288  3       GS (ASIA) L.P.                                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1289  4         GOLDMAN SACHS (JAPAN) LTD.                               551112 - Offices of  Tortola                 UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1290  5           GOLDMAN SACHS JAPAN CO., LTD.                          523110 - Investment  Tokyo                   JAPAN
                                                                         Banking and
                                                                         Securities Dealing
1291  6             GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN 525910 - Open-End    George Town             CAYMAN
                      FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)       Investment Funds                             ISLANDS
1292  5           GOLDMAN SACHS JAPAN HOLDINGS, LTD.                     541990 - All Other   Tokyo                   JAPAN
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1293  5           MLT INVESTMENTS LTD.                                   551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1294  6             ELEVATECH LIMITED                                    525990 - Other       Hong Kong               HONG KONG
                                                                         Financial Vehicles
1295  6             GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED            525990 - Other       Tortola                 BRITISH
                                                                         Financial Vehicles                           VIRGIN
                                                                                                                      ISLANDS
1296  6             GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1297  7               AGALIA CAPITAL LTD.                                525990 - Other       Tortola                 BRITISH
                                                                         Financial Vehicles                           VIRGIN
                                                                                                                      ISLANDS
1298  3       GS ASIAN VENTURE (DELAWARE) L.L.C.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1299  3       GS FINANCIAL SERVICES L.P. (DEL)                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1300  4         BEST II INVESTMENTS (DELAWARE) L.L.C.                    551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1301  5           TRIUMPH III INVESTMENTS (IRELAND) LIMITED              525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1302  5           TRIUMPH INVESTMENTS (IRELAND) LIMITED                  525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1303  4         BEST INVESTMENTS (DELAWARE) L.L.C.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1304  4         CAPITAL INVESTMENTS (U.S.) III, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1305  4         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS  551112 - Offices of  NEW YORK      NY        Delaware
                  LLC                                                    Other Holding
                                                                         Companies
1306  5           GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)         551112 - Offices of  NEW YORK      NY        Delaware
                    HOLDINGS LP                                          Other Holding
                                                                         Companies
1307  4         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS  551112 - Offices of  NEW YORK      NY        Delaware
                  LP                                                     Other Holding
                                                                         Companies
1308  4         GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED                525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1309  5           GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1310  4         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS LLC   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1311  5           GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1312  4         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1313  4         GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1314  4         GS ASIAN VENTURE (DELAWARE) L.L.C.                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1315  4         GS CAPITAL FUNDING, INC.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1316  4         GS DIVERSIFIED FINANCE V, LLC                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1317  4         GS GLOBAL FUNDING II, CO.                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1318  4         GS LONGPORT INVESTMENT CORPORATION                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1319  4         GS Wind Power I, LLC                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1320  4         GSFS (CAYMAN) 2002 A LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1321  4         JLQ LLC                                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1322  5           GK CRYSTAL INVESTMENT                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1323  5           JUPITER INVESTMENT CO., LTD.                           525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1324  6             GK BLUE SQUARE                                       525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1325  6             NVCC CHINESE NEW STARS I PARTNERSHIP                 525990 - Other       Yokohama                JAPAN
                                                                         Financial Vehicles
1326  4         JTGLQ COMPANY                                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1327  5           GS STRATEGIC INVESTMENTS JAPAN LLC                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1328  4         LANDPRO INVESTMENTS (DELAWARE) L.L.C.                    551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1329  5           BAEKDU INVESTMENTS LIMITED                             551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1330  4         LANSDALE INVESTMENTS LIMITED                             523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
1331  4         MHLQ, S. DE R.L. DE C.V.                                 525990 - Other       Guadalajara             MEXICO
                                                                         Financial Vehicles
1332  4         MLQ2 (DELAWARE) LLC                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1333  5           JLQ2 GK                                                551112 - Offices of  Minato-ku               JAPAN
                                                                         Other Holding
                                                                         Companies
1334  6             GK IZUMO CAPITAL                                     525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1335  6             GK JUPITER INVESTMENT II                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1336  6             GK MIBU CAPITAL                                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1337  6             GK MISHIMA CAPITAL                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1338  6             GK OUKA                                              525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1339  6             GK SHIROKAWA                                         525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1340  6             GK TERAMACHI CAPITAL                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1341  6             GK YUSHIMA CAPITAL                                   551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1342  6             GS RENEWABLE HOLDINGS GK                             525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1343  6             SH KASUMICHO PROPERTIES                              525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1344  6             SH OUKA HOLDINGS                                     525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1345  7               GK OUKA                                            525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1346  4         NAEBA (DELAWARE) L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1347  4         NJLQ (IRELAND) LIMITED                                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1348  4         RESTAMOVE IRELAND LIMITED                                523110 - Investment  Dublin                  IRELAND
                                                                         Banking and
                                                                         Securities Dealing
1349  4         SENNA INVESTMENTS (IRELAND) LIMITED                      525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1350  4         SHIZUOKA (DELAWARE) L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1351  4         SINGEL COOL ONE B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1352  5           ARCHON GROUP (FRANCE)                                  525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
1353  6             Archon Group Gestion                                 525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
1354  4         SINGEL COOL TWO B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1355  5           ARCHON GROUP (FRANCE)                                  525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
1356  4         STRATEGIC INVESTMENT JV LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1357  3       GS INDIA HOLDINGS L.P.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1358  4         GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                    551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1359  5           GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE LIMITED  523110 - Investment  Mumbai                  INDIA
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
1360  5           GOLDMAN SACHS SERVICES PRIVATE LIMITED                 541990 - All Other   Bangalore               INDIA
                                                                         Professional,                                (OTHER)
                                                                         Scientific, and
                                                                         Technical Services
1361  6             BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED   523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
1362  6             BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED            523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1363  6             GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE        523991 - Trust,      Mumbai                  INDIA
                      LIMITED                                            Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1364  6             Goldman Sachs (India) Finance Private Limited        522294 - Secondary   Mumbai                  INDIA
                                                                         Market Financing                             (OTHER)
1365  5           Goldman Sachs (India) Finance Private Limited          522294 - Secondary   Mumbai                  INDIA
                                                                         Market Financing                             (OTHER)
1366  4         GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED          523110 - Investment  Ebene                   MAURITIUS
                                                                         Banking and
                                                                         Securities Dealing
1367  5           GOLDMAN SACHS (MAURITIUS) L.L.C.                       551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1368  6             GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE        523110 - Investment  Mumbai                  INDIA
                      LIMITED                                            Banking and                                  (OTHER)
                                                                         Securities Dealing
1369  6             GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED     523110 - Investment  Mumbai                  INDIA
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
1370  6             GOLDMAN SACHS SERVICES PRIVATE LIMITED               541990 - All Other   Bangalore               INDIA
                                                                         Professional,                                (OTHER)
                                                                         Scientific, and
                                                                         Technical Services
1371  4         VANTAGE GROUND (MAURITIUS) LIMITED                       551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1372  3       GSEM (DEL) HOLDINGS, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1373  4         CER HOLDINGS LP                                          551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1374  4         GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN LTD.     551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1375  5           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING 525910 - Open-End    George Town             CAYMAN
                    FUND, L.P.                                           Investment Funds                             ISLANDS
1376  6             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND   525910 - Open-End    George Town             CAYMAN
                       HOLDINGS OFFSHORE, L.P.                           Investment Funds                             ISLANDS
1377  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                        HOLDINGS (DEL.) I, LLC                           Investment Funds
1378  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                        HOLDINGS (DEL.) II, LLC                          Investment Funds
1379  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                        HOLDINGS (DEL.) III, LLC                         Investment Funds
1380  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                         HOLDINGS (DEL.) IV, LLC                         Investment Funds
1381  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                         HOLDINGS (DEL.) V, LLC                          Investment Funds
1382  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    New York      NY        Delaware
                         HOLDINGS (DEL.) VI, LLC                         Investment Funds
1383  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 551112 - Offices of  NEW YORK      NY        Delaware
                         HOLDINGS (DEL.) VII, LLC                        Other Holding
                                                                         Companies
1384  6             GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1385  7               GOLDMAN SACHS GSIP FUND (IRELAND)                  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1386  8                 GOLDMAN SACHS GSIP MASTER COMPANY (IRELAND)      525910 - Open-End    Dublin                  IRELAND
                          LIMITED                                        Investment Funds
1387  7               GOLDMAN SACHS INVESTMENT PARTNERS HOLDINGS (LUX)   525910 - Open-End    Luxembourg              LUXEMBOURG
                        OFFSHORE S.A.R.L                                 Investment Funds
1388  7               GS INVESTMENT PARTNERS (MAURITIUS) I LIMITED       525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
1389  8                 GS INVESTMENT PARTNERS (MAURITIUS) II LIMITED    525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
1390  8                 GS INVESTMENT PARTNERS (MAURITIUS) V LIMITED     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1391  8                 Goldman Sachs TDN Investors Offshore, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1392  9                   GS INVESTMENT PARTNERS (MAURITIUS) IV LIMITED  525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1393  4         GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1394  5           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
1395  4         GOLDMAN SACHS SAUDI ARABIA                               525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
1396  4         GS INVESTMENTS (CAYMAN) LTD.                             523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1397  5           SOURCE HOLDINGS LIMITED                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1398  6             Source Investment Management Limited                 523920 - Portfolio   Dublin                  IRELAND
                                                                         Management
1399  6             Source UK Services Limited                           522294 - Secondary   London                  UNITED
                                                                         Market Financing                             KINGDOM
                                                                                                                      (OTHER)
1400  4         GSEM BERMUDA HOLDINGS, L.P.                              551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
1401  5           GS EQUITY MARKETS, L.P.                                525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
1402  5           GSEM (DEL) LLC                                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1403  6             GS EQUITY MARKETS, L.P.                              525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
1404  3       GSEM BERMUDA HOLDINGS, L.P.                                551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
1405  3       GSPS (DEL) L.P.                                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1406  4         GSPS BERMUDA CORPORATION LIMITED                         525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles

1279  6              GOLDMAN SACHS BANK (EUROPE) PLC                         IRELAND           100         N/A
1280  3        GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                    IRELAND           100         N/A
1281  4          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND, A        IRELAND           N/A         N/A     The direct holder
                   SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI MANAGER FUNDS                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1282  4          SCIOS INVESTMENT TRUST (IRELAND)                            IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1283  3        GOLDMAN SACHS PARIS INC. ET CIE                               FRANCE (OTHER)    N/A         N/A
1284  3        GOLDMAN SACHS SAUDI ARABIA                                    SAUDI ARABIA      100         N/A
1285  3        GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                    BRAZIL            100         N/A
1286  4          GARDA FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS         BRAZIL            100         N/A
                   NAO-PADRONIZADOS MULTICARTEIRA
1287  4          GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E VALORES      BRAZIL            100         N/A
                   MOBILIARIOS S/A
1288  3        GS (ASIA) L.P.                                                UNITED STATES     N/A         N/A
1289  4          GOLDMAN SACHS (JAPAN) LTD.                                  BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
1290  5            GOLDMAN SACHS JAPAN CO., LTD.                             JAPAN             100         N/A
1291  6              GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN    CAYMAN ISLANDS    100         N/A
                       FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)
1292  5            GOLDMAN SACHS JAPAN HOLDINGS, LTD.                        JAPAN             100         N/A
1293  5            MLT INVESTMENTS LTD.                                      MAURITIUS         100         N/A
1294  6              ELEVATECH LIMITED                                       HONG KONG         100         N/A
1295  6              GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED               BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
1296  6              GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.       UNITED STATES     N/A         N/A
1297  7                AGALIA CAPITAL LTD.                                   BRITISH VIRGIN    75          N/A
                                                                             ISLANDS
1298  3        GS ASIAN VENTURE (DELAWARE) L.L.C.                            UNITED STATES     N/A         N/A
1299  3        GS FINANCIAL SERVICES L.P. (DEL)                              UNITED STATES     N/A         N/A
1300  4          BEST II INVESTMENTS (DELAWARE) L.L.C.                       UNITED STATES     N/A         N/A
1301  5            TRIUMPH III INVESTMENTS (IRELAND) LIMITED                 IRELAND           100         N/A
1302  5            TRIUMPH INVESTMENTS (IRELAND) LIMITED                     IRELAND           100         N/A
1303  4          BEST INVESTMENTS (DELAWARE) L.L.C.                          UNITED STATES     N/A         N/A
1304  4          CAPITAL INVESTMENTS (U.S.) III, L.L.C.                      UNITED STATES     N/A         N/A
1305  4          GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LLC UNITED STATES     N/A         N/A
1306  5            GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS   UNITED STATES     N/A         N/A
                     LP
1307  4          GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP  UNITED STATES     N/A         N/A
1308  4          GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1309  5            GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1310  4          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS LLC      UNITED STATES     N/A         N/A
1311  5            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP    UNITED STATES     N/A         N/A
1312  4          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP      UNITED STATES     N/A         N/A
1313  4          GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.           UNITED STATES     N/A         N/A
1314  4          GS ASIAN VENTURE (DELAWARE) L.L.C.                          UNITED STATES     N/A         N/A
1315  4          GS CAPITAL FUNDING, INC.                                    UNITED STATES     100         N/A
1316  4          GS DIVERSIFIED FINANCE V, LLC                               UNITED STATES     N/A         N/A
1317  4          GS GLOBAL FUNDING II, CO.                                   UNITED STATES     100         N/A
1318  4          GS LONGPORT INVESTMENT CORPORATION                          UNITED STATES     100         N/A
1319  4          GS Wind Power I, LLC                                        UNITED STATES     N/A         N/A
1320  4          GSFS (CAYMAN) 2002 A LIMITED                                CAYMAN ISLANDS    100         N/A
1321  4          JLQ LLC                                                     CAYMAN ISLANDS    100         N/A
1322  5            GK CRYSTAL INVESTMENT                                     JAPAN             N/A         N/A
1323  5            JUPITER INVESTMENT CO., LTD.                              JAPAN             N/A         N/A
1324  6              GK BLUE SQUARE                                          JAPAN             N/A         N/A
1325  6              NVCC CHINESE NEW STARS I PARTNERSHIP                    JAPAN             N/A         N/A
1326  4          JTGLQ COMPANY                                               CAYMAN ISLANDS    100         N/A
1327  5            GS STRATEGIC INVESTMENTS JAPAN LLC                        UNITED STATES     N/A         N/A
1328  4          LANDPRO INVESTMENTS (DELAWARE) L.L.C.                       UNITED STATES     N/A         N/A
1329  5            BAEKDU INVESTMENTS LIMITED                                CAYMAN ISLANDS    100         N/A
1330  4          LANSDALE INVESTMENTS LIMITED                                CAYMAN ISLANDS    100         N/A
1331  4          MHLQ, S. DE R.L. DE C.V.                                    MEXICO            N/A         N/A
1332  4          MLQ2 (DELAWARE) LLC                                         UNITED STATES     N/A         N/A
1333  5            JLQ2 GK                                                   JAPAN             N/A         N/A
1334  6              GK IZUMO CAPITAL                                        JAPAN             N/A         N/A
1335  6              GK JUPITER INVESTMENT II                                JAPAN             N/A         N/A
1336  6              GK MIBU CAPITAL                                         JAPAN             N/A         N/A
1337  6              GK MISHIMA CAPITAL                                      JAPAN             N/A         N/A
1338  6              GK OUKA                                                 JAPAN             N/A         N/A
1339  6              GK SHIROKAWA                                            JAPAN             N/A         N/A
1340  6              GK TERAMACHI CAPITAL                                    JAPAN             N/A         N/A
1341  6              GK YUSHIMA CAPITAL                                      JAPAN             N/A         N/A
1342  6              GS RENEWABLE HOLDINGS GK                                JAPAN             N/A         N/A
1343  6              SH KASUMICHO PROPERTIES                                 JAPAN             N/A         N/A
1344  6              SH OUKA HOLDINGS                                        JAPAN             N/A         N/A
1345  7                GK OUKA                                               JAPAN             N/A         N/A
1346  4          NAEBA (DELAWARE) L.L.C.                                     UNITED STATES     N/A         N/A
1347  4          NJLQ (IRELAND) LIMITED                                      IRELAND           100         N/A
1348  4          RESTAMOVE IRELAND LIMITED                                   IRELAND           100         N/A
1349  4          SENNA INVESTMENTS (IRELAND) LIMITED                         IRELAND           100         N/A
1350  4          SHIZUOKA (DELAWARE) L.L.C.                                  UNITED STATES     N/A         N/A
1351  4          SINGEL COOL ONE B.V.                                        NETHERLANDS       100         N/A
1352  5            ARCHON GROUP (FRANCE)                                     FRANCE (OTHER)    100         N/A
1353  6              Archon Group Gestion                                    FRANCE (OTHER)    100         N/A
1354  4          SINGEL COOL TWO B.V.                                        NETHERLANDS       100         N/A
1355  5            ARCHON GROUP (FRANCE)                                     FRANCE (OTHER)    100         N/A
1356  4          STRATEGIC INVESTMENT JV LLC                                 UNITED STATES     N/A         N/A
1357  3        GS INDIA HOLDINGS L.P.                                        UNITED STATES     N/A         N/A
1358  4          GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                       MAURITIUS         100         N/A
1359  5            GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE LIMITED     INDIA (OTHER)     84          N/A
1360  5            GOLDMAN SACHS SERVICES PRIVATE LIMITED                    INDIA (OTHER)     100         99
1361  6              BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED      INDIA (OTHER)     99          N/A
1362  6              BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED               INDIA (OTHER)     99          N/A
1363  6              GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED   INDIA (OTHER)     100         N/A
1364  6              Goldman Sachs (India) Finance Private Limited           INDIA (OTHER)     100         N/A
1365  5            Goldman Sachs (India) Finance Private Limited             INDIA (OTHER)     100         100
1366  4          GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED             MAURITIUS         100         N/A
1367  5            GOLDMAN SACHS (MAURITIUS) L.L.C.                          MAURITIUS         100         N/A
1368  6              GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE LIMITED   INDIA (OTHER)     84          N/A
1369  6              GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED        INDIA (OTHER)     100         N/A
1370  6              GOLDMAN SACHS SERVICES PRIVATE LIMITED                  INDIA (OTHER)     100         99
1371  4          VANTAGE GROUND (MAURITIUS) LIMITED                          MAURITIUS         100         N/A
1372  3        GSEM (DEL) HOLDINGS, L.P.                                     UNITED STATES     N/A         N/A
1373  4          CER HOLDINGS LP                                             CAYMAN ISLANDS    N/A         N/A
1374  4          GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN LTD.        CAYMAN ISLANDS    100         N/A
1375  5            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING    CAYMAN ISLANDS    N/A         N/A
                     FUND, L.P.
1376  6              GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND      CAYMAN ISLANDS    N/A         N/A
                       HOLDINGS OFFSHORE, L.P.
1377  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) I, LLC
1378  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) II, LLC
1379  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) III, LLC
1380  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) IV, LLC
1381  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) V, LLC
1382  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) VI, LLC
1383  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) VII, LLC
1384  6              GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.     CAYMAN ISLANDS    N/A         N/A
1385  7                GOLDMAN SACHS GSIP FUND (IRELAND)                     IRELAND           100         N/A
1386  8                  GOLDMAN SACHS GSIP MASTER COMPANY (IRELAND) LIMITED IRELAND           100         N/A
1387  7                GOLDMAN SACHS INVESTMENT PARTNERS HOLDINGS (LUX)      LUXEMBOURG        100         N/A
                         OFFSHORE S.A.R.L
1388  7                GS INVESTMENT PARTNERS (MAURITIUS) I LIMITED          MAURITIUS         100         N/A
1389  8                  GS INVESTMENT PARTNERS (MAURITIUS) II LIMITED       MAURITIUS         100         N/A
1390  8                  GS INVESTMENT PARTNERS (MAURITIUS) V LIMITED        MAURITIUS         100         N/A
1391  8                  Goldman Sachs TDN Investors Offshore, L.P.          CAYMAN ISLANDS    N/A         N/A
1392  9                    GS INVESTMENT PARTNERS (MAURITIUS) IV LIMITED     MAURITIUS         100         N/A
1393  4          GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED                  CAYMAN ISLANDS    100         N/A
1394  5            GOLDMAN SACHS SAUDI ARABIA                                SAUDI ARABIA      100         N/A
1395  4          GOLDMAN SACHS SAUDI ARABIA                                  SAUDI ARABIA      100         N/A
1396  4          GS INVESTMENTS (CAYMAN) LTD.                                CAYMAN ISLANDS    100         N/A
1397  5            SOURCE HOLDINGS LIMITED                                   CAYMAN ISLANDS    22          N/A
1398  6              Source Investment Management Limited                    IRELAND           N/A         N/A
1399  6              Source UK Services Limited                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1400  4          GSEM BERMUDA HOLDINGS, L.P.                                 BERMUDA           N/A         N/A
1401  5            GS EQUITY MARKETS, L.P.                                   BERMUDA           N/A         N/A
1402  5            GSEM (DEL) LLC                                            UNITED STATES     N/A         N/A
1403  6              GS EQUITY MARKETS, L.P.                                 BERMUDA           N/A         N/A
1404  3        GSEM BERMUDA HOLDINGS, L.P.                                   BERMUDA           N/A         N/A
1405  3        GSPS (DEL) L.P.                                               UNITED STATES     N/A         N/A
1406  4          GSPS BERMUDA CORPORATION LIMITED                            BERMUDA           100         N/A

1407  3       J. ARON (CHINA) HOLDINGS L.L.C.                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1408  4         J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED      523130 - Commodity   Shanghai                CHINA,
                                                                         Contracts Dealing                            PEOPLES
                                                                                                                      REPUBLIC OF
1409  3       LS UNIT TRUST 2009-I                                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1410  3       MEP GS INVESTOR (GP) LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1411  4         MEP GS INVESTOR L.P.                                     525990 - Other       LONDON                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1412  5           MERCHANT EQUITY PARTNERS, L.P.                         525990 - Other       St. Peter               UNITED
                                                                         Financial Vehicles   Port                    KINGDOM
                                                                                                                      (OTHER)
1413  3       MLQ, L.L.C.                                                551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1414  4         CMLQ INVESTORS COMPANY                                   525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1415  4         ELQ HOLDINGS (DEL) LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1416  4         MEP GS INVESTOR (CAYCO) LIMITED                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1417  5           MEP GS INVESTOR L.P.                                   525990 - Other       LONDON                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1418  4         MLQ INVESTORS, L.P.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1419  5           AR HOLDINGS (DELAWARE) L.L.C.                          551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
1420  6             AR HOLDINGS GK                                       551114 - Corporate,  Tokyo                   JAPAN
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1421  7               GK GOLDMAN SACHS SSG I                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1422  7               GK KAGURAZAKA HOLDINGS                             551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1423  8                 GK ARISUGAWA FINANCE                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1424  8                 GK SAKURAZAKA CAPITAL                            525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1425  7               GK NISHI-AZABU SHINYO HOSHOU                       525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1426  6             GK YAMAMOTO KAIUN HOLDINGS                           525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1427  7               YAMAMOTO KAIUN CO., LTD.                           525990 - Other       Kure-shi                JAPAN
                                                                         Financial Vehicles
1428  6             GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.          523910 -             Tokyo                   JAPAN
                                                                         Miscellaneous
                                                                         Intermediation
1429  5           DOTONBORI KAIHATSU CAYMAN CO., LTD.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1430  5           ENDEAVOR CAYMAN LTD.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1431  5           FOREST GREEN LTD.                                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1432  5           GK CRYSTAL INVESTMENT                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1433  5           GK KAGURAZAKA HOLDINGS                                 551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1434  5           GK YAMAMOTO KAIUN HOLDINGS                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1435  5           GOLDMAN SACHS REALTY JAPAN LTD.                        551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1436  6             BLUE DAISY CO., LTD.                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1437  6             DANDELION INVESTMENTS CO., LTD.                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1438  6             GAC PERSONAL CO., LTD.                               52399 - All Other    Tokyo                   JAPAN
                                                                         Financial Investment
                                                                         Activities
1439  6             GK ARISUGAWA FINANCE                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1440  6             GK CRYSTAL INVESTMENT                                525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1441  6             JUPITER INVESTMENT CO., LTD.                         525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1442  6             REAL ESTATE CREATION FUND CO., LTD.                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1443  6             REC INVESTMENTS CO., LTD.                            525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1444  6             S.H. MINATO HOLDINGS                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1445  7               GREEN MOUNTAIN ONE CO., LTD                        525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1446  6             SH IZUMO HOLDINGS                                    551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1447  7               GK IZUMO CAPITAL                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1448  6             SH MISHIMA HOLDINGS                                  551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1449  7               GK MISHIMA CAPITAL                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1450  6             SH SHIROKAWA HOLDINGS                                551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1451  7               GK SHIROKAWA                                       525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1452  6             SH TERAMACHI HOLDINGS                                551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1453  7               GK TERAMACHI CAPITAL                               525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1454  6             SH WHITE FLOWER                                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1455  7               GK FRANGIPANI                                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1456  6             WHITE OCEAN CO., LTD.                                525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1457  5           GS GFKL INVESTOR LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1458  6             DOVULL SPV GMBH & CO. KG                             525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
1459  5           GS PIA HOLDINGS GK                                     525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1460  6             CRANE HOLDINGS LTD.                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1461  7               SG INVESTMENTS KK                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1462  6             GS RENEWABLE HOLDINGS GK                             525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1463  6             GS TK HOLDINGS I GK                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1464  7               EACCESS LTD.                                       517110 -             Tokyo                   JAPAN
                                                                         Telecommunications
                                                                         carriers, WIRED
1465  6             GS TK HOLDINGS III GK                                525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1466  7               EACCESS LTD.                                       517110 -             Tokyo                   JAPAN
                                                                         Telecommunications
                                                                         carriers, WIRED
1467  6             GS TK HOLDINGS V GK                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1468  7               EACCESS LTD.                                       517110 -             Tokyo                   JAPAN
                                                                         Telecommunications
                                                                         carriers, WIRED
1469  5           Impact Holding Cayman Co., Ltd.                        551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1470  5           K.K. MINATO SAIKEN KAISHU                              551114 - Corporate,  Tokyo                   JAPAN
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1471  5           KAIHIN CAYMAN CO., LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1472  5           KEISEN KAIHATSU CAYMAN CO., LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1473  5           KINMIRAI CAYMAN CO., LTD                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1474  5           KUROBE CAYMAN CO., LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1475  5           LINDEN WOOD IIS LTD.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1476  6             CMA CO., LTD.                                        525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1477  5           LINDEN WOOD, LTD.                                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1478  5           LUIGI CAYMAN CO., LTD.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1479  5           MUSASHI CAYMAN CO., LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1480  5           PIA HOLDINGS CAYMAN                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1481  6             GS PIA HOLDINGS GK                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1482  5           RUBY REALTY CAYMAN LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1483  5           SAYAMA CAYMAN CO., LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1484  5           SHINING PARTNERS LTD.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1485  5           SHIOHAMA CAYMAN CO., LTD.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1486  5           SOLAR WIND II LTD.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1487  5           SOLAR WIND LTD.                                        525990 - Other       Tokyo                   CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1488  5           SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1489  6             ISEZAKI KAIHATSU CO., LTD.                           525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1490  6             SPORTS SHINKO FINANCE CO., LTD.                      522298 - All Other   Tokyo                   JAPAN
                                                                         Nondepository Credit
                                                                         Intermediation
1491  5           UNIVERSAL REALTY CO., LTD.                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1492  4         MTGLQ INVESTORS, L.P.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1493  5           CMLQ INVESTORS COMPANY                                 525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1494  5           DADELAND RETAIL LLC                                    551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1495  5           ELQ INVESTORS IV LTD                                   551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1496  6             CDV-2, LTD.                                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1497  7               QAF ASSETS s.r.o.                                  525990 - Other       Praha                   CZECH
                                                                         Financial Vehicles                           REPUBLIC
1498  5           ELQ INVESTORS, LTD                                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1499  6             CERBERUS BAVARIAN INVESTMENTS B.V.                   525990 - Other       Baarn                   NETHERLANDS
                                                                         Financial Vehicles
1500  6             GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD           523999 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
1501  6             GS EUROPEAN OPPORTUNITIES FUND B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1502  7               BLOSSOM HOLDING III BV                             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1503  7               GS EUROPEAN STRATEGIC INVESTMENT GROUP (2009) LTD  525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1504  7               GS EUROPEAN STRATEGIC INVESTMENT GROUP B.V.        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1505  8                 STICHTING ADMINISTRATIEKANTOOR TREOFAN           551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
1506  7               MATTERHORN ACQUISITIONS LTD.                       525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1507  7               PMF-2, LTD                                         525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1508  7               YELLOW ACQUISITIONS LTD                            525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1509  6             GS EUROPEAN OPPORTUNITIES FUND II GP LTD             525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1510  7               GS EUROPEAN OPPORTUNITIES FUND II L.P.             525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1511  8                 GS EUROPEAN INVESTMENT GROUP II LTD              525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1512  8                 KRETA ACQUISITIONS LTD                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1513  9                   KRETA IMMOBILIEN GMBH                          525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1514  8                 KYPRIS ACQUISITIONS LTD                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1515  9                   KYPRIS IMMOBILIEN GMBH                         525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1516  8                 POSEIDON ACQUISITIONS LTD                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1517  9                   POSEIDON IMMOBILIEN GMBH                       525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1518  7               SANA ACQUISITIONS LTD                              525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1519  6             GS EUROPEAN OPPORTUNITIES FUND II L.P.               525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1520  6             GS UK FUNDING GPCO LIMITED                           551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1521  7               GS UK FUNDING LIMITED PARTNERSHIP                  551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1522  6             GS UK FUNDING LIMITED PARTNERSHIP                    551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1523  6             KILLINGHOLME POWER                                   525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1524  6             MB ACQUISITIONS B.V.                                 525990 - Other       Baarn                   NETHERLANDS
                                                                         Financial Vehicles
1525  7               MB CAPITAL GMBH                                    525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
1526  6             MONT BLANC ACQUISITIONS LTD                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1527  7               KILLINGHOLME POWER                                 525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1528  6             NEG (TPL) LIMITED                                    525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1529  6             PMF-1, LTD                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1530  6             QMH LIMITED                                          525990 - Other       Essex                   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1531  6             SCC SEQUOIA CREDIT CONSOLIDATION LIMITED             525990 - Other       Limassol                CYPRUS
                                                                         Financial Vehicles
1532  7               CROMAN INVESTMENTS LIMITED                         525990 - Other       Limassol                CYPRUS
                                                                         Financial Vehicles
1533  7               RINANI INVESTMENTS LIMITED                         525990 - Other       Limassol                CYPRUS
                                                                         Financial Vehicles
1534  7               SCC ASSETS MANAGEMENT                              525990 - Other       Moscow                  RUSSIA
                                                                         Financial Vehicles

1407  3        J. ARON (CHINA) HOLDINGS L.L.C.                               UNITED STATES     N/A         N/A
1408  4          J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED         CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
1409  3        LS UNIT TRUST 2009-I                                          IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1410  3        MEP GS INVESTOR (GP) LLC                                      UNITED STATES     N/A         N/A
1411  4          MEP GS INVESTOR L.P.                                        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1412  5            MERCHANT EQUITY PARTNERS, L.P.                            GUERNSEY          N/A         N/A
1413  3        MLQ, L.L.C.                                                   UNITED STATES     N/A         N/A
1414  4          CMLQ INVESTORS COMPANY                                      CANADA            100         N/A
1415  4          ELQ HOLDINGS (DEL) LLC                                      UNITED STATES     N/A         N/A
1416  4          MEP GS INVESTOR (CAYCO) LIMITED                             CAYMAN ISLANDS    100         N/A
1417  5            MEP GS INVESTOR L.P.                                      UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1418  4          MLQ INVESTORS, L.P.                                         UNITED STATES     N/A         N/A
1419  5            AR HOLDINGS (DELAWARE) L.L.C.                             UNITED STATES     N/A         N/A
1420  6              AR HOLDINGS GK                                          JAPAN             N/A         N/A
1421  7                GK GOLDMAN SACHS SSG I                                JAPAN             N/A         N/A
1422  7                GK KAGURAZAKA HOLDINGS                                JAPAN             N/A         N/A
1423  8                  GK ARISUGAWA FINANCE                                JAPAN             N/A         N/A
1424  8                  GK SAKURAZAKA CAPITAL                               JAPAN             N/A         N/A
1425  7                GK NISHI-AZABU SHINYO HOSHOU                          JAPAN             N/A         N/A
1426  6              GK YAMAMOTO KAIUN HOLDINGS                              JAPAN             N/A         N/A
1427  7                YAMAMOTO KAIUN CO., LTD.                              JAPAN             100         N/A
1428  6              GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.             JAPAN             100         N/A
1429  5            DOTONBORI KAIHATSU CAYMAN CO., LTD.                       CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1430  5            ENDEAVOR CAYMAN LTD.                                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1431  5            FOREST GREEN LTD.                                         CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1432  5            GK CRYSTAL INVESTMENT                                     JAPAN             N/A         N/A
1433  5            GK KAGURAZAKA HOLDINGS                                    JAPAN             N/A         N/A
1434  5            GK YAMAMOTO KAIUN HOLDINGS                                JAPAN             N/A         N/A
1435  5            GOLDMAN SACHS REALTY JAPAN LTD.                           JAPAN             100         N/A
1436  6              BLUE DAISY CO., LTD.                                    JAPAN             100         N/A
1437  6              DANDELION INVESTMENTS CO., LTD.                         JAPAN             100         N/A
1438  6              GAC PERSONAL CO., LTD.                                  JAPAN             100         N/A
1439  6              GK ARISUGAWA FINANCE                                    JAPAN             N/A         N/A
1440  6              GK CRYSTAL INVESTMENT                                   JAPAN             N/A         N/A
1441  6              JUPITER INVESTMENT CO., LTD.                            JAPAN             N/A         N/A
1442  6              REAL ESTATE CREATION FUND CO., LTD.                     JAPAN             100         N/A
1443  6              REC INVESTMENTS CO., LTD.                               JAPAN             100         N/A
1444  6              S.H. MINATO HOLDINGS                                    JAPAN             N/A         N/A
1445  7                GREEN MOUNTAIN ONE CO., LTD                           JAPAN             100         N/A
1446  6              SH IZUMO HOLDINGS                                       JAPAN             N/A         N/A
1447  7                GK IZUMO CAPITAL                                      JAPAN             N/A         N/A
1448  6              SH MISHIMA HOLDINGS                                     JAPAN             N/A         N/A
1449  7                GK MISHIMA CAPITAL                                    JAPAN             N/A         N/A
1450  6              SH SHIROKAWA HOLDINGS                                   JAPAN             N/A         N/A
1451  7                GK SHIROKAWA                                          JAPAN             N/A         N/A
1452  6              SH TERAMACHI HOLDINGS                                   JAPAN             N/A         N/A
1453  7                GK TERAMACHI CAPITAL                                  JAPAN             N/A         N/A
1454  6              SH WHITE FLOWER                                         JAPAN             N/A         N/A
1455  7                GK FRANGIPANI                                         JAPAN             N/A         N/A
1456  6              WHITE OCEAN CO., LTD.                                   JAPAN             100         N/A
1457  5            GS GFKL INVESTOR LLC                                      UNITED STATES     N/A         N/A
1458  6              DOVULL SPV GMBH & CO. KG                                GERMANY           N/A         N/A
1459  5            GS PIA HOLDINGS GK                                        JAPAN             N/A         N/A
1460  6              CRANE HOLDINGS LTD.                                     JAPAN             100         N/A
1461  7                SG INVESTMENTS KK                                     JAPAN             61          N/A
1462  6              GS RENEWABLE HOLDINGS GK                                JAPAN             N/A         N/A
1463  6              GS TK HOLDINGS I GK                                     JAPAN             N/A         N/A
1464  7                EACCESS LTD.                                          JAPAN             30          N/A
1465  6              GS TK HOLDINGS III GK                                   JAPAN             N/A         N/A
1466  7                EACCESS LTD.                                          JAPAN             30          N/A
1467  6              GS TK HOLDINGS V GK                                     JAPAN             N/A         N/A
1468  7                EACCESS LTD.                                          JAPAN             30          N/A
1469  5            Impact Holding Cayman Co., Ltd.                           CAYMAN ISLANDS    100         N/A
1470  5            K.K. MINATO SAIKEN KAISHU                                 JAPAN             100         N/A
1471  5            KAIHIN CAYMAN CO., LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1472  5            KEISEN KAIHATSU CAYMAN CO., LTD.                          CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1473  5            KINMIRAI CAYMAN CO., LTD                                  CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1474  5            KUROBE CAYMAN CO., LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1475  5            LINDEN WOOD IIS LTD.                                      CAYMAN ISLANDS    100         N/A
1476  6              CMA CO., LTD.                                           JAPAN             100         N/A
1477  5            LINDEN WOOD, LTD.                                         CAYMAN ISLANDS    100         N/A
1478  5            LUIGI CAYMAN CO., LTD.                                    CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1479  5            MUSASHI CAYMAN CO., LTD.                                  CAYMAN ISLANDS    100         N/A
1480  5            PIA HOLDINGS CAYMAN                                       CAYMAN ISLANDS    100         N/A
1481  6              GS PIA HOLDINGS GK                                      JAPAN             N/A         N/A
1482  5            RUBY REALTY CAYMAN LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1483  5            SAYAMA CAYMAN CO., LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1484  5            SHINING PARTNERS LTD.                                     CAYMAN ISLANDS    100         N/A
1485  5            SHIOHAMA CAYMAN CO., LTD.                                 CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1486  5            SOLAR WIND II LTD.                                        CAYMAN ISLANDS    100         N/A
1487  5            SOLAR WIND LTD.                                           JAPAN             100         N/A
1488  5            SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY                CAYMAN ISLANDS    100         N/A
1489  6              ISEZAKI KAIHATSU CO., LTD.                              JAPAN             100         N/A
1490  6              SPORTS SHINKO FINANCE CO., LTD.                         JAPAN             100         N/A
1491  5            UNIVERSAL REALTY CO., LTD.                                JAPAN             100         N/A
1492  4          MTGLQ INVESTORS, L.P.                                       UNITED STATES     N/A         N/A
1493  5            CMLQ INVESTORS COMPANY                                    CANADA            100         N/A
1494  5            DADELAND RETAIL LLC                                       UNITED STATES     N/A         N/A
1495  5            ELQ INVESTORS IV LTD                                      UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1496  6              CDV-2, LTD.                                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1497  7                QAF ASSETS s.r.o.                                     CZECH REPUBLIC    N/A         N/A
1498  5            ELQ INVESTORS, LTD                                        UNITED KINGDOM    100         100
                                                                             (OTHER)
1499  6              CERBERUS BAVARIAN INVESTMENTS B.V.                      NETHERLANDS       50          N/A
1500  6              GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1501  6              GS EUROPEAN OPPORTUNITIES FUND B.V.                     NETHERLANDS       100         N/A
1502  7                BLOSSOM HOLDING III BV                                NETHERLANDS       100         N/A
1503  7                GS EUROPEAN STRATEGIC INVESTMENT GROUP (2009) LTD     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1504  7                GS EUROPEAN STRATEGIC INVESTMENT GROUP B.V.           NETHERLANDS       100         N/A
1505  8                  STICHTING ADMINISTRATIEKANTOOR TREOFAN              NETHERLANDS       N/A         N/A
1506  7                MATTERHORN ACQUISITIONS LTD.                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1507  7                PMF-2, LTD                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1508  7                YELLOW ACQUISITIONS LTD                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1509  6              GS EUROPEAN OPPORTUNITIES FUND II GP LTD                UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1510  7                GS EUROPEAN OPPORTUNITIES FUND II L.P.                UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1511  8                  GS EUROPEAN INVESTMENT GROUP II LTD                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1512  8                  KRETA ACQUISITIONS LTD                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1513  9                    KRETA IMMOBILIEN GMBH                             GERMANY           100         N/A
1514  8                  KYPRIS ACQUISITIONS LTD                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1515  9                    KYPRIS IMMOBILIEN GMBH                            GERMANY           100         N/A
1516  8                  POSEIDON ACQUISITIONS LTD                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1517  9                    POSEIDON IMMOBILIEN GMBH                          GERMANY           100         N/A
1518  7                SANA ACQUISITIONS LTD                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1519  6              GS EUROPEAN OPPORTUNITIES FUND II L.P.                  UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1520  6              GS UK FUNDING GPCO LIMITED                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1521  7                GS UK FUNDING LIMITED PARTNERSHIP                     UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1522  6              GS UK FUNDING LIMITED PARTNERSHIP                       UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1523  6              KILLINGHOLME POWER                                      UNITED KINGDOM    99          100
                                                                             (OTHER)
1524  6              MB ACQUISITIONS B.V.                                    NETHERLANDS       100         N/A
1525  7                MB CAPITAL GMBH                                       GERMANY           N/A         N/A
1526  6              MONT BLANC ACQUISITIONS LTD                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1527  7                KILLINGHOLME POWER                                    UNITED KINGDOM    99          N/A
                                                                             (OTHER)
1528  6              NEG (TPL) LIMITED                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1529  6              PMF-1, LTD                                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1530  6              QMH LIMITED                                             UNITED KINGDOM    90          N/A
                                                                             (OTHER)
1531  6              SCC SEQUOIA CREDIT CONSOLIDATION LIMITED                CYPRUS            45          N/A
1532  7                CROMAN INVESTMENTS LIMITED                            CYPRUS            100         N/A
1533  7                RINANI INVESTMENTS LIMITED                            CYPRUS            100         N/A
1534  7                SCC ASSETS MANAGEMENT                                 RUSSIA            100         N/A

1535  7               SEQUOIA CREDIT CONSOLIDATION                       525990 - Other       Moscow                  RUSSIA
                                                                         Financial Vehicles
1536  6             SOUTH WALES TPL INVESTMENTS LIMITED                  525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1537  6             STICHTING ADMINISTRATIEKANTOOR TREOFAN               551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
1538  6             WESTERN POWER INVESTMENTS LIMITED                    525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1539  6             YPSILON PORTFOLIO LTD                                525990 - Other       LONDON                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1540  7               YPSILON PORTFOLIO BETEILIGUNGS GMBH                525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1541  5           GS EUROPEAN OPPORTUNITIES FUND B.V.                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1542  5           GS EUROPEAN OPPORTUNITIES FUND GP, LLC                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1543  5           GS GUERNSEY INVESTMENTS LIMITED                        525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
1544  5           GS MACRO INVESTMENTS LLC                               551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1545  6             GS MACRO INVESTMENTS IV, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1546  6             GS MACRO INVESTMENTS V, LLC                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1547  5           GSEMI HOLDINGS CORPORATION                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1548  6             GS Euro Investments                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1549  6             GS Euro Management                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1550  5           HILTON GLOBAL HOLDINGS LLC                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1551  5           LIQUIDITY ASSETS LIMITED                               525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1552  5           MLQ SGR HOLDCO III, L.L.C.                             551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1553  6             MLQ SGR HOLDCO II, L.L.C.                            551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1554  7               MLQ SGR HOLDCO I, L.L.C.                           551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1555  8                 MLQ SGR REO, L.L.C.                              531390 - Other       Irving        TX        Delaware
                                                                         activities related
                                                                         to real estate
1556  5           POWER RECEIVABLE FINANCE, LLC                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1557  5           PRESIDIO, LLC                                          525990 - Other       Woodbury      NY        Delaware
                                                                         Financial Vehicles
1558  5           SCLQ, S. DE R.L. DE C.V.                               525990 - Other       Guadalajara             MEXICO
                                                                         Financial Vehicles
1559  5           SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.  525990 - Other       London                  ITALY
                                                                         Financial Vehicles                           (OTHER)
1560  5           SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL    52399 - All Other    Milan                   ITALY
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
1561  5           SPARTA INSURANCE HOLDINGS, INC.                        551112 - Offices of  Hartford      CT        Delaware
                                                                         Other Holding
                                                                         Companies
1562  6             SPARTA INSURANCE COMPANY                             524126 - Direct      Hartford      CT        Connecticut
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
1563  7               SPARTA AMERICAN INSURANCE COMPANY                  524126 - Direct      Hartford      CT        Connecticut
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
1564  7               SPARTA SPECIALTY INSURANCE COMPANY                 524126 - Direct      Hartford      CT        Connecticut
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
1565  5           SPECIAL SITUATIONS INVESTING GROUP II, LLC             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1566  6             CDMC HOLDING COMPANY GEN-PAR, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1567  7               CDMC, L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1568  8                 DEMAC FINANCIAL SERVICES, s.r.o.                 525990 - Other       Praha                   CZECH
                                                                         Financial Vehicles                           REPUBLIC
1569  6             CDMC, L.P.                                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1570  6             CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1571  7               CDV-1 HOLDING COMPANY, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1572  8                 CDV-1, LTD.                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1573  9                   CRE-1 a.s.                                     525990 - Other       Praha                   CZECH
                                                                         Financial Vehicles                           REPUBLIC
1574  6             CDV-1 HOLDING COMPANY, L.P.                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1575  6             DBGS FRANKLIN HOLDINGS LLC                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1576  7               DBGS FRANKLIN LLC                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1577  6             ERGS HI NASHVILLE, L.L.C.                            531390 - Other       Irving        TX        Delaware
                                                                         activities related
                                                                         to real estate
1578  6             ERGS I, L.L.C.                                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1579  6             ERGS II, L.L.C.                                      551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1580  7               ERGS II REO OWNER, L.L.C.                          531390 - Other       NEW YORK      NY        Delaware
                                                                         activities related
                                                                         to real estate
1581  7               ERGS REO OWNER, L.L.C.                             531390 - Other       NEW YORK      NY        Delaware
                                                                         activities related
                                                                         to real estate
1582  6             ERGS WI ORLANDO, L.L.C.                              531390 - Other       NEW YORK      NY        Delaware
                                                                         activities related
                                                                         to real estate
1583  6             ETI HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1584  6             GCN HOLDING LLC                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1585  6             MLQ HOLDCO, L.L.C.                                   551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1586  7               MLQ BK REO, L.L.C.                                 531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
1587  6             MLQ-MLL, LLC                                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1588  6             MTGRP, L.L.C.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1589  7               NZ PROPERTY FINANCE PARTNERS                       525990 - Other       Singapore               SINGAPORE
                                                                         Financial Vehicles
1590  6             NCS I LLC                                            525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1591  7               NCS Holding Company, Inc.                          525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1592  8                 ACFI Funding Corp.                               525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1593  8                 ACLC Funding Corp.                               525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1594  8                 Amresco Commercial Finance, LLC                  525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1595  8                 Amresco SBA Holdings, Inc.                       525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1596  9                   40 Maplecrest Road, LLC                        525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1597  9                   Independence Funding Holding Company, LLC      525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1598  8                 CLC Funding Corp.                                525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1599  8                 NCS Securities Holding Corp.                     525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1600  9                   ACFI Funding Corp.                             525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1601  9                   ACLC Funding Corp.                             525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1602  9                   Amresco SBA Holdings, Inc.                     525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1603  9                   CLC Funding Corp.                              525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1604  6             REMARK FUNDING CO., LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1605  6             REP PEB REALTY, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1606  6             SCGS, L.L.C.                                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1607  3       MLQ2 (DELAWARE) LLC                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1608  3       NATURAL RESOURCES INVESTMENTS S.L.                         551112 - Offices of  Madrid                  SPAIN
                                                                         Other Holding
                                                                         Companies
1609  3       NRI CAYMAN LTD.                                            551112 - Offices of  Grand Cayman
                                                                         Other Holding
                                                                         Companies
1610  3       PT GOLDMAN SACHS INDONESIA                                 551114 - Corporate,  Jakarta                 INDIA
                                                                         Subsidiary, and                              (OTHER)
                                                                         Regional Managing
                                                                         Offices
1611  3       ROTHESAY LIFE, L.L.C.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1612  4         ROTHESAY LIFE (CAYMAN) LIMITED                           551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1613  5           Paternoster Limited                                    524113 - Direct Life London                  ISLE OF MAN
                                                                         Insurance Carriers
1614  6             Paternoster Financial Services Limited               524113 - Direct Life London                  UNITED
                                                                         Insurance Carriers                           KINGDOM
                                                                                                                      (OTHER)
1615  6             Paternoster Holdings Limited                         551112 - Offices of  London                  ISLE OF MAN
                                                                         Other Holding
                                                                         Companies
1616  7               Paternoster UK Limited                             524113 - Direct Life London                  UNITED
                                                                         Insurance Carriers                           KINGDOM
                                                                                                                      (OTHER)
1617  6             Paternoster Services Limited                         524113 - Direct Life London                  UNITED
                                                                         Insurance Carriers                           KINGDOM
                                                                                                                      (OTHER)
1618  5           ROTHESAY LIFE LIMITED                                  524210 - Insurance   London                  UNITED
                                                                         Agencies and                                 KINGDOM
                                                                         Brokerages                                   (OTHER)
1619  3       SPA UNIT TRUST 2009-I                                      525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1620  3       SPA UNIT TRUST 2009-II                                     525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1621  2     GOLDMAN SACHS GLOBAL SERVICES I LIMITED                      541990 - All Other   George Town             CAYMAN
                                                                         Professional,                                ISLANDS
                                                                         Scientific, and
                                                                         Technical Services
1622  2     GOLDMAN SACHS GROUP HOLDINGS (U.K.)                          551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1623  2     GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.           551114 - Corporate,  Col Lomas de Chapultepe MEXICO
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1624  2     GOLDMAN SACHS HEADQUARTERS LLC                               531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
1625  2     GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                      523930 - Investment  New York      NY        Delaware
                                                                         Advice
1626  2     GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                       551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1627  3       GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD             551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1628  4         AXM Pty Ltd                                              551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1629  4         CATUMNAL NOMINEES PTY LTD                                523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1630  4         COLLINS STREET ENTERPRISES PTY LTD                       551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1631  5           GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD               551114 - Corporate,  Melbourne               AUSTRALIA
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1632  6             GOLDMAN SACHS AUSTRALIA (UK) LIMITED                 523930 - Investment  London                  UNITED
                                                                         Advice                                       KINGDOM
                                                                                                                      (OTHER)
1633  4         GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2              525910 - Open-End    Sydney                  AUSTRALIA
                                                                         Investment Funds
1634  4         GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 - ACCESS     525910 - Open-End    Sydney                  AUSTRALIA
                  FUND                                                   Investment Funds
1635  5           GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2            525910 - Open-End    Sydney                  AUSTRALIA
                                                                         Investment Funds
1636  4         GOLDMAN SACHS AUSTRALIA FINANCIAL SERVICES PTY LTD       525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1637  4         GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD                 551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1638  5           GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD                 551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1639  4         GOLDMAN SACHS AUSTRALIA INC.                             523120 - Securities  New York      NY        New York
                                                                         Brokerage
1640  4         GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD            551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1641  5           GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED             551112 - Offices of  Auckland                NEW ZEALAND
                                                                         Other Holding                                (OTHER)
                                                                         Companies
1642  6             GOLDMAN SACHS NEW ZEALAND MANAGEMENT LIMITED         551112 - Offices of  Auckland                NEW ZEALAND
                                                                         Other Holding                                (OTHER)
                                                                         Companies
1643  7               DEVELOPMENT SECURITIES LIMITED                     523110 - Investment  Auckland                NEW ZEALAND
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
1644  7               GOLDMAN SACHS NEW ZEALAND LIMITED                  523120 - Securities  Auckland                NEW ZEALAND
                                                                         Brokerage                                    (OTHER)
1645  8                 EQUITY NOMINEES LIMITED                          523991 - Trust,      Auckland                NEW ZEALAND
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1646  7               GOLDMAN SACHS NEW ZEALAND MEZZANINE LIMITED        523920 - Portfolio   Auckland                NEW ZEALAND
                                                                         Management                                   (OTHER)
1647  8                 GOLDMAN SACHS COLLATERAL MEZZANINE (NZ) FUND 05  525990 - Other       Auckland                NEW ZEALAND
                                                                         Financial Vehicles                           (OTHER)
1648  7               GOLDMAN SACHS NEW ZEALAND PRIVATE EQUITY LIMITED   523920 - Portfolio   Auckland                NEW ZEALAND
                                                                         Management                                   (OTHER)
1649  8                 GOLDMAN SACHS NEW ZEALAND TRANS-TASMAN PRIVATE   525990 - Other       Auckland                NEW ZEALAND
                          EQUITY FUND 07 LIMITED                         Financial Vehicles                           (OTHER)
1650  8                 GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND   525990 - Other       Auckland                NEW ZEALAND
                          07 NEW ZEALAND EMPLOYEE TRUST                  Financial Vehicles                           (OTHER)
1651  7               GOLDMAN SACHS NEW ZEALAND SECURITIES LIMITED       523120 - Securities  Auckland                NEW ZEALAND
                                                                         Brokerage                                    (OTHER)
1652  7               PORTFOLIO CUSTODIAN LIMITED                        523991 - Trust,      Auckland                NEW ZEALAND
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1653  5           Rothmill Investment Company Limited                    523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1654  4         GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD         523920 - Portfolio   Melbourne               AUSTRALIA
                                                                         Management
1655  4         GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED          523991 - Trust,      Melbourne               AUSTRALIA
                  INTEREST) PTY LTD                                      Fiduciary, and
                                                                         Custody Activities
1656  4         GOLDMAN SACHS AUSTRALIA PTY LTD                          523120 - Securities  Melbourne               AUSTRALIA
                                                                         Brokerage
1657  5           AMBYNE NOMINEES PTY LTD                                523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1658  5           Darling Nominees Pty Ltd                               523991 - Trust,      Sydney                  AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1659  5           FREMANTLE NOMINEES PTY LTD                             523991 - Trust,      Perth                   AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1660  5           GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD                523210 - Securities  Melbourne               AUSTRALIA
                                                                         and Commodity
                                                                         Exchanges
1661  5           GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD       523999 -             Melbourne               AUSTRALIA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
1662  5           Harbour Nominees Pty Ltd                               523991 - Trust,      Sydney                  AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities

1535  7                SEQUOIA CREDIT CONSOLIDATION                          RUSSIA            100         N/A
1536  6              SOUTH WALES TPL INVESTMENTS LIMITED                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1537  6              STICHTING ADMINISTRATIEKANTOOR TREOFAN                  NETHERLANDS       N/A         N/A
1538  6              WESTERN POWER INVESTMENTS LIMITED                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1539  6              YPSILON PORTFOLIO LTD                                   UNITED KINGDOM    100         100
                                                                             (OTHER)
1540  7                YPSILON PORTFOLIO BETEILIGUNGS GMBH                   GERMANY           N/A         N/A
1541  5            GS EUROPEAN OPPORTUNITIES FUND B.V.                       NETHERLANDS       100         N/A
1542  5            GS EUROPEAN OPPORTUNITIES FUND GP, LLC                    UNITED STATES     N/A         N/A
1543  5            GS GUERNSEY INVESTMENTS LIMITED                           GUERNSEY          99          N/A
1544  5            GS MACRO INVESTMENTS LLC                                  UNITED STATES     N/A         N/A
1545  6              GS MACRO INVESTMENTS IV, LLC                            UNITED STATES     N/A         N/A
1546  6              GS MACRO INVESTMENTS V, LLC                             UNITED STATES     N/A         N/A
1547  5            GSEMI HOLDINGS CORPORATION                                UNITED STATES     100         N/A
1548  6              GS Euro Investments                                     CAYMAN ISLANDS    100         N/A
1549  6              GS Euro Management                                      CAYMAN ISLANDS    100         N/A
1550  5            HILTON GLOBAL HOLDINGS LLC                                UNITED STATES     26          N/A
1551  5            LIQUIDITY ASSETS LIMITED                                  UNITED STATES     100         N/A
1552  5            MLQ SGR HOLDCO III, L.L.C.                                UNITED STATES     N/A         N/A
1553  6              MLQ SGR HOLDCO II, L.L.C.                               UNITED STATES     N/A         N/A
1554  7                MLQ SGR HOLDCO I, L.L.C.                              UNITED STATES     N/A         N/A
1555  8                  MLQ SGR REO, L.L.C.                                 UNITED STATES     N/A         N/A
1556  5            POWER RECEIVABLE FINANCE, LLC                             UNITED STATES     N/A         N/A
1557  5            PRESIDIO, LLC                                             UNITED STATES     N/A         N/A
1558  5            SCLQ, S. DE R.L. DE C.V.                                  MEXICO            100         N/A
1559  5            SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1560  5            SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL       ITALY (OTHER)     100         N/A
1561  5            SPARTA INSURANCE HOLDINGS, INC.                           UNITED STATES     25          N/A
1562  6              SPARTA INSURANCE COMPANY                                UNITED STATES     100         N/A
1563  7                SPARTA AMERICAN INSURANCE COMPANY                     UNITED STATES     100         N/A
1564  7                SPARTA SPECIALTY INSURANCE COMPANY                    UNITED STATES     100         N/A
1565  5            SPECIAL SITUATIONS INVESTING GROUP II, LLC                UNITED STATES     N/A         N/A
1566  6              CDMC HOLDING COMPANY GEN-PAR, L.L.C.                    UNITED STATES     N/A         N/A
1567  7                CDMC, L.P.                                            UNITED STATES     N/A         N/A
1568  8                  DEMAC FINANCIAL SERVICES, s.r.o.                    CZECH REPUBLIC    N/A         N/A
1569  6              CDMC, L.P.                                              UNITED STATES     N/A         N/A
1570  6              CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                   UNITED STATES     N/A         N/A
1571  7                CDV-1 HOLDING COMPANY, L.P.                           UNITED STATES     N/A         N/A
1572  8                  CDV-1, LTD.                                         UNITED KINGDOM    100         100
                                                                             (OTHER)
1573  9                    CRE-1 a.s.                                        CZECH REPUBLIC    100         N/A
1574  6              CDV-1 HOLDING COMPANY, L.P.                             UNITED STATES     N/A         N/A
1575  6              DBGS FRANKLIN HOLDINGS LLC                              UNITED STATES     N/A         N/A
1576  7                DBGS FRANKLIN LLC                                     UNITED STATES     N/A         N/A
1577  6              ERGS HI NASHVILLE, L.L.C.                               UNITED STATES     N/A         N/A
1578  6              ERGS I, L.L.C.                                          UNITED STATES     N/A         N/A
1579  6              ERGS II, L.L.C.                                         UNITED STATES     N/A         N/A
1580  7                ERGS II REO OWNER, L.L.C.                             UNITED STATES     N/A         N/A
1581  7                ERGS REO OWNER, L.L.C.                                UNITED STATES     N/A         N/A
1582  6              ERGS WI ORLANDO, L.L.C.                                 UNITED STATES     N/A         N/A
1583  6              ETI HOLDINGS LLC                                        UNITED STATES     N/A         N/A
1584  6              GCN HOLDING LLC                                         UNITED STATES     N/A         N/A
1585  6              MLQ HOLDCO, L.L.C.                                      UNITED STATES     N/A         N/A
1586  7                MLQ BK REO, L.L.C.                                    UNITED STATES     N/A         N/A
1587  6              MLQ-MLL, LLC                                            UNITED STATES     N/A         N/A
1588  6              MTGRP, L.L.C.                                           UNITED STATES     N/A         N/A
1589  7                NZ PROPERTY FINANCE PARTNERS                          SINGAPORE         N/A         N/A
1590  6              NCS I LLC                                               UNITED STATES     N/A         N/A
1591  7                NCS Holding Company, Inc.                             UNITED STATES     100         N/A
1592  8                  ACFI Funding Corp.                                  UNITED STATES     100         N/A
1593  8                  ACLC Funding Corp.                                  UNITED STATES     100         N/A
1594  8                  Amresco Commercial Finance, LLC                     UNITED STATES     N/A         N/A
1595  8                  Amresco SBA Holdings, Inc.                          UNITED STATES     100         N/A
1596  9                    40 Maplecrest Road, LLC                           UNITED STATES     N/A         N/A
1597  9                    Independence Funding Holding Company, LLC         UNITED STATES     N/A         N/A
1598  8                  CLC Funding Corp.                                   UNITED STATES     100         N/A
1599  8                  NCS Securities Holding Corp.                        UNITED STATES     100         N/A
1600  9                    ACFI Funding Corp.                                UNITED STATES     100         N/A
1601  9                    ACLC Funding Corp.                                UNITED STATES     100         N/A
1602  9                    Amresco SBA Holdings, Inc.                        UNITED STATES     100         N/A
1603  9                    CLC Funding Corp.                                 UNITED STATES     100         N/A
1604  6              REMARK FUNDING CO., LLC                                 UNITED STATES     N/A         N/A
1605  6              REP PEB REALTY, L.L.C.                                  UNITED STATES     N/A         N/A
1606  6              SCGS, L.L.C.                                            UNITED STATES     N/A         N/A
1607  3        MLQ2 (DELAWARE) LLC                                           UNITED STATES     N/A         N/A
1608  3        NATURAL RESOURCES INVESTMENTS S.L.                            SPAIN             100         N/A
1609  3        NRI CAYMAN LTD.                                               CAYMAN ISLANDS    99          N/A
1610  3        PT GOLDMAN SACHS INDONESIA                                    INDIA (OTHER)     100         N/A
1611  3        ROTHESAY LIFE, L.L.C.                                         UNITED STATES     100         N/A
1612  4          ROTHESAY LIFE (CAYMAN) LIMITED                              CAYMAN ISLANDS    100         N/A
1613  5            Paternoster Limited                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1614  6              Paternoster Financial Services Limited                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1615  6              Paternoster Holdings Limited                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1616  7                Paternoster UK Limited                                UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1617  6              Paternoster Services Limited                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1618  5            ROTHESAY LIFE LIMITED                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1619  3        SPA UNIT TRUST 2009-I                                         IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1620  3        SPA UNIT TRUST 2009-II                                        IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1621  2      GOLDMAN SACHS GLOBAL SERVICES I LIMITED                         CAYMAN ISLANDS    100         N/A
1622  2      GOLDMAN SACHS GROUP HOLDINGS (U.K.)                             UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1623  2      GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.              MEXICO            N/A         N/A
1624  2      GOLDMAN SACHS HEADQUARTERS LLC                                  UNITED STATES     N/A         N/A
1625  2      GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                         UNITED STATES     N/A         N/A
1626  2      GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                          AUSTRALIA         100         N/A
1627  3        GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD                AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1628  4          AXM Pty Ltd                                                 AUSTRALIA         100         N/A
1629  4          CATUMNAL NOMINEES PTY LTD                                   AUSTRALIA         100         N/A
1630  4          COLLINS STREET ENTERPRISES PTY LTD                          AUSTRALIA         100         N/A
1631  5            GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                  AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
1632  6              GOLDMAN SACHS AUSTRALIA (UK) LIMITED                    UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1633  4          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2                 AUSTRALIA         67          N/A
1634  4          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 - ACCESS FUND   AUSTRALIA         3           N/A
1635  5            GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2               AUSTRALIA         67          N/A
1636  4          GOLDMAN SACHS AUSTRALIA FINANCIAL SERVICES PTY LTD          AUSTRALIA         100         N/A
1637  4          GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD                    AUSTRALIA         100         N/A
1638  5            GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD                    AUSTRALIA         100         N/A
1639  4          GOLDMAN SACHS AUSTRALIA INC.                                UNITED STATES     100         N/A
1640  4          GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD               AUSTRALIA         100         N/A
1641  5            GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED                NEW ZEALAND       100         N/A
                                                                             (OTHER)
1642  6              GOLDMAN SACHS NEW ZEALAND MANAGEMENT LIMITED            NEW ZEALAND       100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
1643  7                DEVELOPMENT SECURITIES LIMITED                        NEW ZEALAND       100         N/A
                                                                             (OTHER)
1644  7                GOLDMAN SACHS NEW ZEALAND LIMITED                     NEW ZEALAND       100         N/A
                                                                             (OTHER)
1645  8                  EQUITY NOMINEES LIMITED                             NEW ZEALAND       100         N/A
                                                                             (OTHER)
1646  7                GOLDMAN SACHS NEW ZEALAND MEZZANINE LIMITED           NEW ZEALAND       100         N/A
                                                                             (OTHER)
1647  8                  GOLDMAN SACHS COLLATERAL MEZZANINE (NZ) FUND 05     NEW ZEALAND       N/A         N/A     The direct holder
                                                                             (OTHER)                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1648  7                GOLDMAN SACHS NEW ZEALAND PRIVATE EQUITY LIMITED      NEW ZEALAND       100         N/A
                                                                             (OTHER)
1649  8                  GOLDMAN SACHS NEW ZEALAND TRANS-TASMAN PRIVATE      NEW ZEALAND       100         N/A
                           EQUITY FUND 07 LIMITED                            (OTHER)
1650  8                  GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07   NEW ZEALAND       N/A         N/A     The direct holder
                           NEW ZEALAND EMPLOYEE TRUST                        (OTHER)                               is a Trustee.
1651  7                GOLDMAN SACHS NEW ZEALAND SECURITIES LIMITED          NEW ZEALAND       100         N/A
                                                                             (OTHER)
1652  7                PORTFOLIO CUSTODIAN LIMITED                           NEW ZEALAND       100         N/A
                                                                             (OTHER)
1653  5            Rothmill Investment Company Limited                       CAYMAN ISLANDS    100         N/A
1654  4          GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD            AUSTRALIA         100         N/A
1655  4          GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED INTEREST)   AUSTRALIA         100         N/A
                   PTY LTD
1656  4          GOLDMAN SACHS AUSTRALIA PTY LTD                             AUSTRALIA         100         N/A
1657  5            AMBYNE NOMINEES PTY LTD                                   AUSTRALIA         100         N/A
1658  5            Darling Nominees Pty Ltd                                  AUSTRALIA         100         N/A
1659  5            FREMANTLE NOMINEES PTY LTD                                AUSTRALIA         100         N/A
1660  5            GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD                   AUSTRALIA         100         N/A
1661  5            GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD          AUSTRALIA         100         N/A
1662  5            Harbour Nominees Pty Ltd                                  AUSTRALIA         100         N/A

1663  5           Hedonwick Nominees Pty Ltd                             523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1664  5           Medonola Nominees Pty Ltd                              523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1665  5           Melton Nominees Pty Ltd                                523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1666  5           Moreton Nominees Pty Ltd                               523991 - Trust,      Brisbane                AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1667  5           PERRODON NOMINEES PTY LTD                              523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1668  5           TORRENS NOMINEES PTY LTD                               523991 - Trust,      Adelaide                AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1669  5           WEREFUND PROPRIETARY LIMITED                           523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1670  6             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             551114 - Corporate,  Melbourne               AUSTRALIA
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1671  5           WERESYD PTY LTD                                        523991 - Trust,      Sydney                  AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1672  4         GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                 551114 - Corporate,  Melbourne               AUSTRALIA
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1673  4         Grancill Pty Ltd                                         551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1674  4         IRREWARRA INVESTMENTS PTY LTD                            523110 - Investment  Melbourne               AUSTRALIA
                                                                         Banking and
                                                                         Securities Dealing
1675  4         TAROMO PTY LTD                                           551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1676  5           GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A UNITS) PTY   523991 - Trust,      Melbourne               AUSTRALIA
                    LTD                                                  Fiduciary, and
                                                                         Custody Activities
1677  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07    525990 - Other       Sydney                  AUSTRALIA
                      TRUST A                                            Financial Vehicles
1678  5           GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B UNITS) PTY   523991 - Trust,      Melbourne               AUSTRALIA
                    LTD                                                  Fiduciary, and
                                                                         Custody Activities
1679  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07    525990 - Other       Sydney                  AUSTRALIA
                      TRUST B                                            Financial Vehicles
1680  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07    525990 - Other       Sydney                  AUSTRALIA
                      TRUST C                                            Financial Vehicles
1681  5           GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (GENERAL        523991 - Trust,      Melbourne               AUSTRALIA
                    PARTNER) PTY LTD                                     Fiduciary, and
                                                                         Custody Activities
1682  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY MANAGEMENT 525990 - Other       Sydney                  AUSTRALIA
                      PARTNERSHIP, LP                                    Financial Vehicles
1683  7               GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07, 525990 - Other       Sydney                  AUSTRALIA
                        LP                                               Financial Vehicles
1684  4         WERENOM PROPRIETARY LIMITED                              551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1685  5           GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED        523110 - Investment  Melbourne               AUSTRALIA
                                                                         Banking and
                                                                         Securities Dealing
1686  6             COLLINS STREET FINANCIAL SERVICES PTY LTD            522190 - Other       Melbourne               AUSTRALIA
                                                                         Depository Credit
                                                                         Intermediation
1687  6             GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA PTY LTD     523920 - Portfolio   Melbourne               AUSTRALIA
                                                                         Management
1688  7               GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II    525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1689  6             GOLDMAN SACHS AUSTRALIA MANAGED FUNDS LIMITED        523920 - Portfolio   Melbourne               AUSTRALIA
                                                                         Management
1690  7               ASIAN EQUITIES KEYSTONE FUND                       525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1691  7               BRIC EQUITIES KEYSTONE FUND                        525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1692  7               BRIC II KEYSTONE FUND                              525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1693  7               COMMODITY HINDSIGHT KEYSTONE FUND                  525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1694  7               EUROPEAN EQUITIES KEYSTONE FUND                    525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1695  7               FOOD, FEED, FUEL II KEYSTONE FUND                  525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1696  7               FOOD, FEED, FUEL KEYSTONE FUND                     525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1697  7               GLOBAL ALPHA FUND                                  525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1698  7               GLOBAL ALPHA FUND IDPS                             525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1699  7               GLOBAL EQUITY HINDSIGHT KEYSTONE FUND              525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1700  7               GOLDMAN SACHS A$ CASH RESERVES FUND                525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1701  7               GOLDMAN SACHS AUSTRALIA QUANTITATIVE EQUITY FUND   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1702  7               GOLDMAN SACHS AUSTRALIAN EQUITIES FUND             525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1703  7               GOLDMAN SACHS AUSTRALIAN EQUITIES POOLED FUND      525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1704  7               GOLDMAN SACHS AUSTRALIAN EQUITIES WHOLESALE FUND   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1705  7               GOLDMAN SACHS AUSTRALIAN INFRASTRUCTURE WHOLESALE  525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1706  7               GOLDMAN SACHS CASH TRUST                           525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1707  7               GOLDMAN SACHS COLLATERAL MEZZANINE FUND 05         525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1708  7               GOLDMAN SACHS CORE PLUS AUSTRALIAN FIXED INCOME    525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1709  7               GOLDMAN SACHS DIVERSIFIED GROWTH FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1710  7               GOLDMAN SACHS DIVERSIFIED GROWTH POOLED FUND       525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1711  7               GOLDMAN SACHS DIVERSIFIED GROWTH WHOLESALE FUND    525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1712  7               GOLDMAN SACHS EMERGING LEADERS FUND                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1713  7               GOLDMAN SACHS EMERGING LEADERS POOLED FUND         525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1714  7               GOLDMAN SACHS EMERGING LEADERS WHOLESALE FUND      525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1715  7               GOLDMAN SACHS ENHANCED INCOME FUND                 525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1716  7               GOLDMAN SACHS ENHANCED INCOME POOLED FUND          525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1717  7               GOLDMAN SACHS ENHANCED INCOME WHOLESALE FUND       525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1718  7               GOLDMAN SACHS GLOBAL FLEX FUND                     525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1719  7               GOLDMAN SACHS GLOBAL FLEX POOLED FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1720  7               GOLDMAN SACHS GLOBAL HIGH YIELD POOLED FUND        525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1721  7               GOLDMAN SACHS GLOBAL SMALL COMPANIES FUND          525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1722  7               GOLDMAN SACHS GLOBAL SMALL COMPANIES POOLED FUND   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1723  7               GOLDMAN SACHS GLOBAL SMALL COMPANIES WHOLESALE     525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1724  7               GOLDMAN SACHS HEDGED GLOBAL FLEX FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1725  7               GOLDMAN SACHS INCOME PLUS POOLED FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1726  7               GOLDMAN SACHS INCOME PLUS WHOLESALE FUND           525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1727  7               GOLDMAN SACHS INTERNATIONAL FUND                   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1728  7               GOLDMAN SACHS INTERNATIONAL POOLED FUND            525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1729  7               GOLDMAN SACHS INTERNATIONAL WHOLESALE FUND         525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1730  7               GOLDMAN SACHS INVESTMENT FUND                      525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1731  7               GOLDMAN SACHS LEADERS FUND                         525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1732  7               GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES FUND     525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1733  7               GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES POOLED   525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1734  7               GOLDMAN SACHS RESOURCES FUND                       525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1735  7               GOLDMAN SACHS RESOURCES POOLED FUND                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1736  7               MULTI-STRATEGY FUND                                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1737  7               PORTFOLIO ADVANTAGE                                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1738  7               PRIVATE EQUITY FUND 2000                           525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1739  7               SUSTAINABILITY KEYSTONE FUND                       525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1740  3       GOLDMAN SACHS FINANCIAL MARKETS PTY LTD                    523130 - Commodity   Sydney                  AUSTRALIA
                                                                         Contracts Dealing
1741  3       GS HLDGS ANZ II PTY LTD                                    551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1742  4         GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD           551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1743  3       GS KILLINGHOLME CAYMAN INVESTMENTS II LTD                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1744  3       GS KILLINGHOLME CAYMAN INVESTMENTS III                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1745  2     GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION    551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
1746  3       GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY      525990 - Other       Irving        TX        New York
                                                                         Financial Vehicles
1747  2     GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY        525990 - Other       Irving        TX        New York
                                                                         Financial Vehicles
1748  2     GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1749  2     GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES      525990 - Other       New York      NY        Delaware
              ADVISORS, L.L.C.                                           Financial Vehicles
1750  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other       New York      NY        Delaware
                FUND, L.P.                                               Financial Vehicles
1751  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525910 - Open-End    George Town             CAYMAN
                  HOLDINGS, L.P.                                         Investment Funds                             ISLANDS
1752  5           PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED            551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1753  5           PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED           551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1754  5           SANDS (CAYMAN) LTD.                                    551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1755  2     GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES      525990 - Other       George Town             CAYMAN
              HOLDINGS ADVISORS, INC.                                    Financial Vehicles                           ISLANDS
1756  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525910 - Open-End    George Town             CAYMAN
                HOLDINGS, L.P.                                           Investment Funds                             ISLANDS
1757  2     GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES      525990 - Other       George Town             CAYMAN
              OFFSHORE ADVISORS, INC.                                    Financial Vehicles                           ISLANDS
1758  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                FUND OFFSHORE HOLDINGS, L.P.                             Financial Vehicles                           ISLANDS
1759  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525990 - Other       Wilmington    DE        Delaware
                  HOLDINGS I CORP.                                       Financial Vehicles
1760  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  551112 - Offices of  NEW YORK      NY        Delaware
                  HOLDINGS II CORP.                                      Other Holding
                                                                         Companies
1761  5           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              551112 - Offices of  NEW YORK      NY        Delaware
                    OPPORTUNITIES HOLDINGS (DEL.) II, LLC                Other Holding
                                                                         Companies
1762  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525910 - Open-End    George Town             CAYMAN
                  HOLDINGS, L.P.                                         Investment Funds                             ISLANDS
1763  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                FUND OFFSHORE, L.P.                                      Financial Vehicles                           ISLANDS
1764  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles                           ISLANDS
1765  2     GOLDMAN SACHS INVESTMENTS LTD.                               525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
1766  2     GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                     551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1767  3       GOLDMAN SACHS IRELAND LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1768  2     GOLDMAN SACHS ISRAEL LLC                                     523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1769  2     GOLDMAN SACHS IUT MANAGEMENT LIMITED                         523920 - Portfolio   Dublin                  IRELAND
                                                                         Management
1770  3       LS UNIT TRUST 2009-I                                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1771  3       SPA UNIT TRUST 2009-I                                      525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1772  3       SPA UNIT TRUST 2009-II                                     525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1773  2     GOLDMAN SACHS KMI INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1774  2     GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1      525910 - Open-End    Chong Ro-Gu             KOREA, SOUTH
                                                                         Investment Funds
1775  2     GOLDMAN SACHS LIBERTY HARBOR CAPITAL, LLC                    525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1776  2     GOLDMAN SACHS LONDON PROPERTY LIMITED                        531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
1777  2     GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1778  2     GOLDMAN SACHS MANAGEMENT, INC.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1779  3       COF SPV 11/11, LTD.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1780  3       COIF SPV 3/11, LTD.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1781  3       GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1782  4         GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1783  5           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1784  5           GSEP 2006 REALTY CORP.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1785  3       GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1786  3       GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1787  3       GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1788  3       GOLDMAN SACHS BH FUND OFFSHORE, SPC                        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1789  3       GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1790  4         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       525910 - Open-End    George Town             CAYMAN
                  INSTITUTIONAL, LTD.                                    Investment Funds                             ISLANDS

1663  5            Hedonwick Nominees Pty Ltd                                AUSTRALIA         100         N/A
1664  5            Medonola Nominees Pty Ltd                                 AUSTRALIA         100         N/A
1665  5            Melton Nominees Pty Ltd                                   AUSTRALIA         100         N/A
1666  5            Moreton Nominees Pty Ltd                                  AUSTRALIA         100         N/A
1667  5            PERRODON NOMINEES PTY LTD                                 AUSTRALIA         100         N/A
1668  5            TORRENS NOMINEES PTY LTD                                  AUSTRALIA         100         N/A
1669  5            WEREFUND PROPRIETARY LIMITED                              AUSTRALIA         100         N/A
1670  6              GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
1671  5            WERESYD PTY LTD                                           AUSTRALIA         100         N/A
1672  4          GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                    AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1673  4          Grancill Pty Ltd                                            AUSTRALIA         100         N/A
1674  4          IRREWARRA INVESTMENTS PTY LTD                               AUSTRALIA         50          N/A
1675  4          TAROMO PTY LTD                                              AUSTRALIA         100         N/A
1676  5            GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A UNITS) PTY LTD  AUSTRALIA         100         N/A
1677  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07 TRUST AUSTRALIA         N/A         N/A     The direct holder
                       A                                                                                           is a Trustee.
1678  5            GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B UNITS) PTY LTD  AUSTRALIA         100         N/A
1679  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07 TRUST AUSTRALIA         N/A         N/A     The direct holder
                       B                                                                                           is a Trustee.
1680  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07 TRUST AUSTRALIA         N/A         N/A     The direct holder
                       C                                                                                           is a Trustee.
1681  5            GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (GENERAL PARTNER)  AUSTRALIA         100         N/A
                       PTY LTD
1682  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY MANAGEMENT    AUSTRALIA         N/A         N/A
                       PARTNERSHIP, LP
1683  7                GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07, LP AUSTRALIA         N/A         N/A
1684  4          WERENOM PROPRIETARY LIMITED                                 AUSTRALIA         100         N/A
1685  5            GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED           AUSTRALIA         100         N/A
1686  6              COLLINS STREET FINANCIAL SERVICES PTY LTD               AUSTRALIA         100         N/A
1687  6              GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA PTY LTD        AUSTRALIA         100         N/A
1688  7                GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II       IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1689  6              GOLDMAN SACHS AUSTRALIA MANAGED FUNDS LIMITED           AUSTRALIA         100         N/A
1690  7                ASIAN EQUITIES KEYSTONE FUND                          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1691  7                BRIC EQUITIES KEYSTONE FUND                           AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1692  7                BRIC II KEYSTONE FUND                                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1693  7                COMMODITY HINDSIGHT KEYSTONE FUND                     AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1694  7                EUROPEAN EQUITIES KEYSTONE FUND                       AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1695  7                FOOD, FEED, FUEL II KEYSTONE FUND                     AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1696  7                FOOD, FEED, FUEL KEYSTONE FUND                        AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1697  7                GLOBAL ALPHA FUND                                     AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1698  7                GLOBAL ALPHA FUND IDPS                                AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1699  7                GLOBAL EQUITY HINDSIGHT KEYSTONE FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1700  7                GOLDMAN SACHS A$ CASH RESERVES FUND                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1701  7                GOLDMAN SACHS AUSTRALIA QUANTITATIVE EQUITY FUND      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1702  7                GOLDMAN SACHS AUSTRALIAN EQUITIES FUND                AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1703  7                GOLDMAN SACHS AUSTRALIAN EQUITIES POOLED FUND         AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1704  7                GOLDMAN SACHS AUSTRALIAN EQUITIES WHOLESALE FUND      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1705  7                GOLDMAN SACHS AUSTRALIAN INFRASTRUCTURE WHOLESALE     AUSTRALIA         N/A         N/A     The direct holder
                         FUND                                                                                      is a Trustee.
1706  7                GOLDMAN SACHS CASH TRUST                              AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1707  7                GOLDMAN SACHS COLLATERAL MEZZANINE FUND 05            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1708  7                GOLDMAN SACHS CORE PLUS AUSTRALIAN FIXED INCOME FUND  AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1709  7                GOLDMAN SACHS DIVERSIFIED GROWTH FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1710  7                GOLDMAN SACHS DIVERSIFIED GROWTH POOLED FUND          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1711  7                GOLDMAN SACHS DIVERSIFIED GROWTH WHOLESALE FUND       AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1712  7                GOLDMAN SACHS EMERGING LEADERS FUND                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1713  7                GOLDMAN SACHS EMERGING LEADERS POOLED FUND            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1714  7                GOLDMAN SACHS EMERGING LEADERS WHOLESALE FUND         AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1715  7                GOLDMAN SACHS ENHANCED INCOME FUND                    AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1716  7                GOLDMAN SACHS ENHANCED INCOME POOLED FUND             AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1717  7                GOLDMAN SACHS ENHANCED INCOME WHOLESALE FUND          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1718  7                GOLDMAN SACHS GLOBAL FLEX FUND                        AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1719  7                GOLDMAN SACHS GLOBAL FLEX POOLED FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1720  7                GOLDMAN SACHS GLOBAL HIGH YIELD POOLED FUND           AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1721  7                GOLDMAN SACHS GLOBAL SMALL COMPANIES FUND             AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1722  7                GOLDMAN SACHS GLOBAL SMALL COMPANIES POOLED FUND      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1723  7                GOLDMAN SACHS GLOBAL SMALL COMPANIES WHOLESALE FUND   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1724  7                GOLDMAN SACHS HEDGED GLOBAL FLEX FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1725  7                GOLDMAN SACHS INCOME PLUS POOLED FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1726  7                GOLDMAN SACHS INCOME PLUS WHOLESALE FUND              AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1727  7                GOLDMAN SACHS INTERNATIONAL FUND                      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1728  7                GOLDMAN SACHS INTERNATIONAL POOLED FUND               AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1729  7                GOLDMAN SACHS INTERNATIONAL WHOLESALE FUND            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1730  7                GOLDMAN SACHS INVESTMENT FUND                         AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1731  7                GOLDMAN SACHS LEADERS FUND                            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1732  7                GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES FUND        AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1733  7                GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES POOLED FUND AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1734  7                GOLDMAN SACHS RESOURCES FUND                          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1735  7                GOLDMAN SACHS RESOURCES POOLED FUND                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1736  7                MULTI-STRATEGY FUND                                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1737  7                PORTFOLIO ADVANTAGE                                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1738  7                PRIVATE EQUITY FUND 2000                              AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1739  7                SUSTAINABILITY KEYSTONE FUND                          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1740  3        GOLDMAN SACHS FINANCIAL MARKETS PTY LTD                       AUSTRALIA         100         N/A
1741  3        GS HLDGS ANZ II PTY LTD                                       AUSTRALIA         100         N/A
1742  4          GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD              AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1743  3        GS KILLINGHOLME CAYMAN INVESTMENTS II LTD                     CAYMAN ISLANDS    100         N/A
1744  3        GS KILLINGHOLME CAYMAN INVESTMENTS III                        CAYMAN ISLANDS    N/A         N/A
1745  2      GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION       UNITED STATES     100         N/A
1746  3        GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY         UNITED STATES     N/A         N/A
1747  2      GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY           UNITED STATES     N/A         N/A
1748  2      GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                       UNITED STATES     38          N/A
1749  2      GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES         UNITED STATES     N/A         N/A
               ADVISORS, L.L.C.
1750  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES FUND, UNITED STATES     N/A         N/A
                 L.P.
1751  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
1752  5            PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED               MAURITIUS         100         N/A
1753  5            PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED              MAURITIUS         100         N/A
1754  5            SANDS (CAYMAN) LTD.                                       CAYMAN ISLANDS    100         N/A
1755  2      GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES         CAYMAN ISLANDS    100         N/A
               HOLDINGS ADVISORS, INC.
1756  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES       CAYMAN ISLANDS    N/A         N/A
                 HOLDINGS, L.P.
1757  2      GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES         CAYMAN ISLANDS    100         N/A
               OFFSHORE ADVISORS, INC.
1758  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES FUND  CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1759  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     UNITED STATES     100         N/A
                   HOLDINGS I CORP.
1760  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     UNITED STATES     100         N/A
                   HOLDINGS II CORP.
1761  5            GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES   UNITED STATES     N/A         N/A
                     HOLDINGS (DEL.) II, LLC
1762  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
1763  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES FUND  CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE, L.P.
1764  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   FUND OFFSHORE HOLDINGS, L.P.
1765  2      GOLDMAN SACHS INVESTMENTS LTD.                                  BERMUDA           100         N/A
1766  2      GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                        UNITED STATES     N/A         N/A
1767  3        GOLDMAN SACHS IRELAND LLC                                     UNITED STATES     N/A         N/A
1768  2      GOLDMAN SACHS ISRAEL LLC                                        UNITED STATES     N/A         N/A
1769  2      GOLDMAN SACHS IUT MANAGEMENT LIMITED                            IRELAND           100         N/A
1770  3        LS UNIT TRUST 2009-I                                          IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1771  3        SPA UNIT TRUST 2009-I                                         IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1772  3        SPA UNIT TRUST 2009-II                                        IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1773  2      GOLDMAN SACHS KMI INVESTORS, L.P.                               UNITED STATES     N/A         N/A
1774  2      GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1         KOREA, SOUTH      90          N/A
1775  2      GOLDMAN SACHS LIBERTY HARBOR CAPITAL, LLC                       UNITED STATES     N/A         N/A
1776  2      GOLDMAN SACHS LONDON PROPERTY LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1777  2      GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                      IRELAND           100         N/A
1778  2      GOLDMAN SACHS MANAGEMENT, INC.                                  UNITED STATES     100         N/A
1779  3        COF SPV 11/11, LTD.                                           CAYMAN ISLANDS    100         100
1780  3        COIF SPV 3/11, LTD.                                           CAYMAN ISLANDS    100         N/A
1781  3        GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.             UNITED STATES     N/A         N/A
1782  4          GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1783  5            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.            UNITED STATES     N/A         N/A
1784  5            GSEP 2006 REALTY CORP.                                    UNITED STATES     100         N/A
1785  3        GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.             CAYMAN ISLANDS    100         N/A
1786  3        GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.         CAYMAN ISLANDS    100         N/A
1787  3        GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.             CAYMAN ISLANDS    100         N/A
1788  3        GOLDMAN SACHS BH FUND OFFSHORE, SPC                           CAYMAN ISLANDS    100         N/A
1789  3        GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.                 CAYMAN ISLANDS    100         N/A
1790  4          GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND          CAYMAN ISLANDS    99          N/A
                   INSTITUTIONAL, LTD.

1791  3       GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1792  3       GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND ACTIVE  525990 - Other       George Town             CAYMAN
                FUND OFFSHORE (L HOLDINGS), LTD.                         Financial Vehicles                           ISLANDS
1793  3       GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L      525990 - Other       George Town             CAYMAN
                HOLDINGS), LTD.                                          Financial Vehicles                           ISLANDS
1794  3       GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1795  3       GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE FUND,    525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1796  3       GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND OFFSHORE 525990 - Other       George Town             CAYMAN
               (L HOLDINGS), LTD.                                        Financial Vehicles                           ISLANDS
1797  3       GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND          525910 - Open-End    George Town             CAYMAN
                OFFSHORE, LTD.                                           Investment Funds                             ISLANDS
1798  3       GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1799  3       GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE 525990 - Other       George Town             CAYMAN
                SPV, LTD.                                                Financial Vehicles                           ISLANDS
1800  3       GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND          525910 - Open-End    George Town             CAYMAN
                OFFSHORE, LTD.                                           Investment Funds                             ISLANDS
1801  3       GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND OFFSHORE, 525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1802  4         GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS   525910 - Open-End    George Town             CAYMAN
                  MASTER FUND, L.P.                                      Investment Funds                             ISLANDS
1803  3       GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE,     525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1804  4         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1805  3       GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL, LTD. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1806  3       GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES INSTITUTIONAL, 525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1807  3       GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1808  3       GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1809  3       GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1810  3       GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1811  4         TE JENKINS INVESTORS, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1812  3       GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1813  3       GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1814  3       GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL, LTD. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1815  3       GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1816  3       GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1817  3       GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1818  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1819  3       GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1820  3       GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1821  4         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1822  5           GSIP ERISA FUND (IRELAND)                              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1823  6             GSIP ERISA MASTER COMPANY (IRELAND) LIMITED          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1824  3       GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER OFFSHORE   525910 - Open-End    Camana Bay              CAYMAN
                EMPLOYEE FUND, LTD.                                      Investment Funds                             ISLANDS
1825  3       GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE FUND,  525910 - Open-End    Camana Bay              CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1826  4         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING   525910 - Open-End    George Town             CAYMAN
                  FUND, L.P.                                             Investment Funds                             ISLANDS
1827  3       GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1828  4         GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1829  4         GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1830  4         GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1831  5           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1832  4         GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1833  5           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1834  4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1835  4         GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1836  4         MANAGING DIRECTOR INVESTMENT FUND I, L.P.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1837  3       GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1838  3       GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1839  3       GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1840  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1841  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1842  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS A,    525990 - Other       New York      NY        CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
1843  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS,    525990 - Other       New York      NY        Delaware
                    LLC                                                  Financial Vehicles
1844  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS B,    525990 - Other       New York      NY        CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
1845  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS,    525990 - Other       New York      NY        Delaware
                    LLC                                                  Financial Vehicles
1846  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE),  525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1847  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) 525910 - Open-End    George Town             CAYMAN
                  HOLDINGS A, LTD.                                       Investment Funds                             ISLANDS
1848  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End    New York      NY        Delaware
                    (BROADSCOPE) HOLDINGS, LLC                           Investment Funds
1849  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) 525910 - Open-End    George Town             CAYMAN
                  HOLDINGS B, LTD.                                       Investment Funds                             ISLANDS
1850  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End    New York      NY        Delaware
                    (BROADSCOPE) HOLDINGS, LLC                           Investment Funds
1851  4         MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) HOLDINGS SP,  525990 - Other       George Town             CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
1852  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1853  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1854  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1855  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1856  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1857  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1858  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1859  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1860  3       GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1861  3       GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1862  3       GOLDMAN SACHS PRINCETON FUND, LTD.                         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1863  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1864  3       GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND INSTITUTIONAL, 525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1865  3       GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND         525910 - Open-End    George Town             CAYMAN
                OFFSHORE, LTD.                                           Investment Funds                             ISLANDS
1866  3       GOLDMAN SACHS SELECT FUND II, LTD.                         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1867  3       GOLDMAN SACHS SELECT FUND, LTD.                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1868  3       GOLDMAN SACHS SHERWOOD FUND, LTD.                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1869  3       GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE, LTD.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1870  3       GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1871  3       GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1872  3       GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1873  3       GOLDMAN SACHS TC FUND OFFSHORE, LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1874  4         GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1875  3       GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND OFFSHORE,   525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1876  3       GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1877  4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1878  3       GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006,  525910 - Open-End    George Town             CAYMAN
                LTD                                                      Investment Funds                             ISLANDS
1879  3       GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1880  3       GOLDMAN SACHS WEST STREET PARTNERS, LTD.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1881  4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1882  3       GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LTD.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1883  3       GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007 SEGREGATED  525910 - Open-End    George Town             CAYMAN
                PORTFOLIO                                                Investment Funds                             ISLANDS
1884  3       GREEN CYPRESS FUND, LTD.                                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1885  4         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1886  3       GS DEWORDE PORTFOLIO SPC LLC                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1887  3       GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1888  3       LIBERTY HARBOR CONVEX STRATEGIES, LTD.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1889  3       LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1890  4         LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1891  3       LIBERTY HARBOR OFFSHORE I, LTD.                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1892  4         LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1893  3       MARKET INDEPENDENT FUND (2007) SPV, LTD.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1894  3       MULTI-STRATEGY PORTFOLIO GD PENSION FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1895  3       MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1896  3       MULTI-STRATEGY PORTFOLIO THE DUFFIELD FAMILY FOUNDATION    525910 - Open-End    George Town             CAYMAN
                DBA MADDIES FUND, LTD.                                   Investment Funds                             ISLANDS
1897  3       SELECT COMMODITIES STRATEGIES, LTD.                        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1898  4         TE JENKINS INVESTORS, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1899  3       U.S. HOUSING RECOVERY FUND OFFSHORE, LTD.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1900  2     GOLDMAN SACHS MEXICO HOLDINGS LLC                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1901  2     GOLDMAN SACHS NEW JERSEY L.L.C.                              541990 - All Other   Jersey City   NJ        Delaware
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1902  2     GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1903  3       GOLDMAN SACHS PEG COMBO KE FUND, L.P.                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1904  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND,   525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
1905  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1906  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1907  4         GOLDMAN SACHS VINTAGE FUND V, L.P.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1908  5           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1909  5           VINTAGE FUND V FOREIGN INCOME BLOCKER, L.L.C.          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1910  5           VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1911  2     GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND GP,  525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1912  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND    525990 - Other       George Town             CAYMAN
                OFFSHORE, L.P.                                           Financial Vehicles                           ISLANDS
1913  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND,   525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1914  2     GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1915  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1916  3       GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1917  3       GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1918  4         GS CAPITAL PARTNERS III OFFSHORE, L.P.                   525990 - Other       George Town             Delaware
                                                                         Financial Vehicles

1791  3        GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE, LTD.     CAYMAN ISLANDS    100         N/A
1792  3        GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND ACTIVE     CAYMAN ISLANDS    100         N/A
                 FUND OFFSHORE (L HOLDINGS), LTD.
1793  3        GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L         CAYMAN ISLANDS    100         N/A
                 HOLDINGS), LTD.
1794  3        GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD       CAYMAN ISLANDS    100         N/A
1795  3        GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE FUND, LTD.  CAYMAN ISLANDS    100         N/A
1796  3        GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND OFFSHORE (L CAYMAN ISLANDS    100         N/A
                 HOLDINGS), LTD.
1797  3        GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND OFFSHORE,   CAYMAN ISLANDS    100         N/A
                 LTD.
1798  3        GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD          CAYMAN ISLANDS    100         N/A
1799  3        GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE    CAYMAN ISLANDS    100         N/A
                 SPV, LTD.
1800  3        GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE,   CAYMAN ISLANDS    100         N/A
                 LTD.
1801  3        GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND OFFSHORE,    CAYMAN ISLANDS    100         N/A
                 LTD.
1802  4          GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS      CAYMAN ISLANDS    N/A         N/A
                   MASTER FUND, L.P.
1803  3        GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE, LTD.   CAYMAN ISLANDS    100         N/A
1804  4          GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD        CAYMAN ISLANDS    N/A         N/A
1805  3        GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL, LTD.    CAYMAN ISLANDS    100         N/A
1806  3        GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES INSTITUTIONAL,    CAYMAN ISLANDS    100         N/A
                 LTD.
1807  3        GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.        CAYMAN ISLANDS    100         N/A
1808  3        GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.       CAYMAN ISLANDS    100         N/A
1809  3        GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL, LTD.     CAYMAN ISLANDS    100         N/A
1810  3        GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.                   CAYMAN ISLANDS    100         N/A
1811  4          TE JENKINS INVESTORS, LTD.                                  CAYMAN ISLANDS    N/A         N/A
1812  3        GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.             CAYMAN ISLANDS    100         N/A
1813  3        GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.             CAYMAN ISLANDS    100         N/A
1814  3        GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL, LTD.    CAYMAN ISLANDS    100         N/A
1815  3        GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.                  CAYMAN ISLANDS    100         N/A
1816  3        GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.         CAYMAN ISLANDS    100         N/A
1817  3        GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.                  CAYMAN ISLANDS    100         N/A
1818  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED     IRELAND           59          N/A
1819  3        GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                    CAYMAN ISLANDS    100         N/A
1820  3        GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.            CAYMAN ISLANDS    100         N/A
1821  4          GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
1822  5            GSIP ERISA FUND (IRELAND)                                 IRELAND           100         N/A
1823  6              GSIP ERISA MASTER COMPANY (IRELAND) LIMITED             IRELAND           100         N/A
1824  3        GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER OFFSHORE      CAYMAN ISLANDS    100         N/A
                 EMPLOYEE FUND, LTD.
1825  3        GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE FUND,     CAYMAN ISLANDS    100         N/A
                 LTD.
1826  4          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING      CAYMAN ISLANDS    N/A         N/A
                   FUND, L.P.
1827  3        GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                       UNITED STATES     N/A         N/A
1828  4          GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1829  4          GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1830  4          GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1831  5            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.            UNITED STATES     N/A         N/A
1832  4          GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1833  5            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.            UNITED STATES     N/A         N/A
1834  4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
1835  4          GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                       UNITED STATES     N/A         N/A
1836  4          MANAGING DIRECTOR INVESTMENT FUND I, L.P.                   UNITED STATES     N/A         N/A
1837  3        GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.             CAYMAN ISLANDS    100         N/A
1838  3        GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.                   CAYMAN ISLANDS    100         N/A
1839  3        GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.         CAYMAN ISLANDS    100         N/A
1840  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.             CAYMAN ISLANDS    100         N/A
1841  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.               CAYMAN ISLANDS    100         N/A
1842  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS A, LTD.  UNITED STATES     100         N/A
1843  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC   UNITED STATES     N/A         N/A
1844  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS B, LTD.  UNITED STATES     100         N/A
1845  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC   UNITED STATES     N/A         N/A
1846  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE),     CAYMAN ISLANDS    100         N/A
                 LTD.
1847  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)    CAYMAN ISLANDS    100         N/A
                   HOLDINGS A, LTD.
1848  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)  UNITED STATES     N/A         N/A
                     HOLDINGS, LLC
1849  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)    CAYMAN ISLANDS    100         N/A
                   HOLDINGS B, LTD.
1850  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)  UNITED STATES     N/A         N/A
                     HOLDINGS, LLC
1851  4          MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) HOLDINGS SP,     CAYMAN ISLANDS    100         N/A
                   LTD.
1852  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.               CAYMAN ISLANDS    100         N/A
1853  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.         CAYMAN ISLANDS    100         N/A
1854  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.                CAYMAN ISLANDS    100         N/A
1855  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.               CAYMAN ISLANDS    100         N/A
1856  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.              CAYMAN ISLANDS    100         N/A
1857  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.             CAYMAN ISLANDS    100         N/A
1858  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.                CAYMAN ISLANDS    100         N/A
1859  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.                  CAYMAN ISLANDS    100         N/A
1860  3        GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                          CAYMAN ISLANDS    100         N/A
1861  3        GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND, LTD.     CAYMAN ISLANDS    100         N/A
1862  3        GOLDMAN SACHS PRINCETON FUND, LTD.                            CAYMAN ISLANDS    100         N/A
1863  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED     IRELAND           59          N/A
1864  3        GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND INSTITUTIONAL,    CAYMAN ISLANDS    100         N/A
                 LTD.
1865  3        GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND OFFSHORE,  CAYMAN ISLANDS    100         N/A
                 LTD.
1866  3        GOLDMAN SACHS SELECT FUND II, LTD.                            CAYMAN ISLANDS    100         N/A
1867  3        GOLDMAN SACHS SELECT FUND, LTD.                               CAYMAN ISLANDS    100         N/A
1868  3        GOLDMAN SACHS SHERWOOD FUND, LTD.                             CAYMAN ISLANDS    100         N/A
1869  3        GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE, LTD.      CAYMAN ISLANDS    100         N/A
1870  3        GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LTD.     CAYMAN ISLANDS    100         N/A
1871  3        GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.                   CAYMAN ISLANDS    100         N/A
1872  3        GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.                 CAYMAN ISLANDS    100         N/A
1873  3        GOLDMAN SACHS TC FUND OFFSHORE, LTD.                          CAYMAN ISLANDS    100         N/A
1874  4          GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                   CAYMAN ISLANDS    N/A         N/A
1875  3        GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND OFFSHORE, LTD. CAYMAN ISLANDS    100         N/A
1876  3        GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.        CAYMAN ISLANDS    100         N/A
1877  4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.        CAYMAN ISLANDS    N/A         100
1878  3        GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006, LTD CAYMAN ISLANDS    100         N/A
1879  3        GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.          CAYMAN ISLANDS    100         N/A
1880  3        GOLDMAN SACHS WEST STREET PARTNERS, LTD.                      CAYMAN ISLANDS    100         N/A
1881  4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.        CAYMAN ISLANDS    N/A         100
1882  3        GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LTD.      CAYMAN ISLANDS    100         N/A
1883  3        GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007 SEGREGATED     CAYMAN ISLANDS    100         N/A
                 PORTFOLIO
1884  3        GREEN CYPRESS FUND, LTD.                                      CAYMAN ISLANDS    100         N/A
1885  4          GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD        CAYMAN ISLANDS    N/A         N/A
1886  3        GS DEWORDE PORTFOLIO SPC LLC                                  CAYMAN ISLANDS    100         N/A
1887  3        GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD.      CAYMAN ISLANDS    100         N/A
1888  3        LIBERTY HARBOR CONVEX STRATEGIES, LTD.                        CAYMAN ISLANDS    100         N/A
1889  3        LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                      CAYMAN ISLANDS    100         N/A
1890  4          LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
1891  3        LIBERTY HARBOR OFFSHORE I, LTD.                               CAYMAN ISLANDS    100         N/A
1892  4          LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
1893  3        MARKET INDEPENDENT FUND (2007) SPV, LTD.                      CAYMAN ISLANDS    100         N/A
1894  3        MULTI-STRATEGY PORTFOLIO GD PENSION FUND, LTD.                CAYMAN ISLANDS    100         N/A
1895  3        MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                       CAYMAN ISLANDS    100         N/A
1896  3        MULTI-STRATEGY PORTFOLIO THE DUFFIELD FAMILY FOUNDATION DBA   CAYMAN ISLANDS    100         N/A
                 MADDIES FUND, LTD.
1897  3        SELECT COMMODITIES STRATEGIES, LTD.                           CAYMAN ISLANDS    100         N/A
1898  4          TE JENKINS INVESTORS, LTD.                                  CAYMAN ISLANDS    N/A         N/A
1899  3        U.S. HOUSING RECOVERY FUND OFFSHORE, LTD.                     CAYMAN ISLANDS    100         N/A
1900  2      GOLDMAN SACHS MEXICO HOLDINGS LLC                               UNITED STATES     N/A         N/A
1901  2      GOLDMAN SACHS NEW JERSEY L.L.C.                                 UNITED STATES     N/A         N/A
1902  2      GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                      UNITED STATES     N/A         N/A
1903  3        GOLDMAN SACHS PEG COMBO KE FUND, L.P.                         UNITED STATES     N/A         N/A
1904  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND, L.P. UNITED STATES     N/A         N/A
1905  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.               UNITED STATES     N/A         N/A
1906  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
1907  4          GOLDMAN SACHS VINTAGE FUND V, L.P.                          UNITED STATES     N/A         N/A
1908  5            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.               CAYMAN ISLANDS    N/A         N/A
1909  5            VINTAGE FUND V FOREIGN INCOME BLOCKER, L.L.C.             UNITED STATES     N/A         N/A
1910  5            VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.                UNITED STATES     100         N/A
1911  2      GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND GP,     UNITED STATES     N/A         N/A
               L.L.C.
1912  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND       CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE, L.P.
1913  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND, L.P. UNITED STATES     N/A         N/A
1914  2      GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC        UNITED STATES     N/A         N/A
1915  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC           UNITED STATES     N/A         N/A
1916  3        GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.      CAYMAN ISLANDS    N/A         N/A
1917  3        GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
1918  4          GS CAPITAL PARTNERS III OFFSHORE, L.P.                      CAYMAN ISLANDS    N/A         N/A

1919  5           EACCESS HOLDINGS L.L.C.                                551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
1920  3       GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1921  3       GS VINTAGE FUND OFFSHORE, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1922  4         VF Holdings, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1923  3       NBK/GS PRIVATE EQUITY PARTNERS, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1924  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1925  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE    525990 - Other       George Town             CAYMAN
                HOLDINGS, L.P.                                           Financial Vehicles                           ISLANDS
1926  3       GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS,  525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
1927  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)      525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS, L.P.                                  Financial Vehicles                           ISLANDS
1928  4         MULTI-STRATEGY HOLDINGS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1929  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
1930  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
1931  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                HOLDINGS, L.P.                                           Financial Vehicles                           ISLANDS
1932  4         MULTI-STRATEGY HOLDINGS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1933  3       GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1934  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1935  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS, L.P.                                           Financial Vehicles                           ISLANDS
1936  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                FUND OFFSHORE HOLDINGS, L.P.                             Financial Vehicles                           ISLANDS
1937  3       GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1938  4         VF III HOLDINGS, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1939  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1940  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND      525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS, L.P.                                  Financial Vehicles                           ISLANDS
1941  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND  525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS, L.P.                                  Financial Vehicles                           ISLANDS
1942  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1943  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1944  3       GS PE CSEC ENERGY HOLDINGS, L.P.                           525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1945  4         GSVA HOLDINGS, L.P.                                      551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1946  2     GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1947  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1948  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1949  2     GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1950  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1951  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1952  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP FUND,    525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1953  4         PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN INCOME  551112 - Offices of  New York      NY        Delaware
                  BLOCKER, L.L.C.                                        Other Holding
                                                                         Companies
1954  3       Goldman Sachs Private Equity Partners Asia PMD QP Fund     525990 - Other       George Town             CAYMAN
                Offshore, Ltd.                                           Financial Vehicles                           ISLANDS
1955  2     GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP,   525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1956  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND,    525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1957  4         YES NETWORK HOLDING COMPANY, LLC                         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1958  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND       525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1959  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND, L.P. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1960  2     GOLDMAN SACHS PROPERTY MANAGEMENT                            53131 -              London                  UNITED
                                                                         Nonresidential                               KINGDOM
                                                                         property managers                            (OTHER)
1961  2     GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1962  3       GOLDMAN SACHS GLOBAL ALPHA FUND PLC                        525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1963  2     GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH              525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
1964  3       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
1965  2     GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1966  3       GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1967  4         GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST HOLDINGS,    525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
1968  3       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1969  3       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
1970  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)        525990 - Other       George Town             CAYMAN
              LIMITED PARTNERSHIP                                        Financial Vehicles                           ISLANDS
1971  3       GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1972  4         GSREMP DB ATP POOL 1 GP-B, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1973  5           GSREMP DB ATP POOL 1-B, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1974  4         GSREMP DB ATP POOL 1-B, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1975  3       GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1976  4         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1977  3       GSREMP ASSET HOLDING OFFSHORE GP, LLC                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1978  4         GSREMP ASSET HOLDING OFFSHORE, L.P.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1979  5           GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1980  6             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1981  5           GSREMP ACQUISITION JOINT HOLDING, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1982  3       GSREMP ASSET HOLDING OFFSHORE, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1983  3       GSREMP FINANCE OFFSHORE GP, LLC                            525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1984  4         GSREMP FINANCE OFFSHORE, L.P.                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1985  5           GSREMP BWY POOL 1 GP, L.L.C.                           525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1986  6             GSREMP BWY POOL 1, LP                                525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1987  5           GSREMP BWY POOL 1, LP                                  525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1988  5           GSREMP DB POOL 1 GP- B, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1989  6             GSREMP DB POOL 1-B, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1990  5           GSREMP DB POOL 1-B, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1991  3       GSREMP FINANCE OFFSHORE, L.P.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1992  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)        525990 - Other       New York      NY        Delaware
              LIMITED PARTNERSHIP                                        Financial Vehicles
1993  3       GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1994  4         GS REAL ESTATE MEZZANINE PARTNERS TREATY ORIGINATION GP, 525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
1995  5           GS Real Estate Mezzanine Partners Treaty Origination,  525990 - Other       Wilmington    DE        Delaware
                    L.P.                                                 Financial Vehicles
1996  4         GS Real Estate Mezzanine Partners Treaty Origination,    525990 - Other       Wilmington    DE        Delaware
                  L.P.                                                   Financial Vehicles
1997  4         GSREMP DB ATP POOL 1 GP-C, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1998  5           GSREMP DB ATP POOL 1-C, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1999  4         GSREMP DB ATP POOL 1-C, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2000  3       GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2001  4         GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2002  3       GSREMP ASSET HOLDING TREATY GP, LLC                        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2003  4         GSREMP ASSET HOLDING TREATY, L.P.                        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2004  5           GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2005  5           GSREMP ACQUISITION JOINT HOLDING, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2006  5           GSREMP ASSET HOLDING FUNDING TREATY, L.P.              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2007  6             GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.          551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2008  7               GSREMP ORIGINATION JOINT HOLDING, L.P.             522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
2009  6             GSREMP ORIGINATION JOINT HOLDING, L.P.               522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
2010  5           GSREMP Asset Holding Funding Treaty GP, LLC            551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2011  6             GSREMP ASSET HOLDING FUNDING TREATY, L.P.            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2012  5           GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2013  6             GSREMP MONTAGE JOINT HOLDING, L.P.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2014  5           GSREMP MONTAGE JOINT HOLDING, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2015  3       GSREMP ASSET HOLDING TREATY, L.P.                          551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2016  3       GSREMP FINANCE TREATY GP, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2017  4         GSREMP FINANCE TREATY, L.P.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2018  5           GSREMP BWY POOL 1 GP, L.L.C.                           525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2019  5           GSREMP BWY POOL 1, LP                                  525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2020  5           GSREMP DB POOL 1 GP- C, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2021  6             GSREMP DB POOL 1-C, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2022  5           GSREMP DB POOL 1-C, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2023  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED  525990 - Other       New York      NY        Delaware
              PARTNERSHIP                                                Financial Vehicles
2024  3       GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2025  4         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION    525990 - Other       Wilmington    DE        Delaware
                  GP, L.L.C.                                             Financial Vehicles
2026  5           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION, 525990 - Other       Wilmington    DE        Delaware
                    L.P.                                                 Financial Vehicles
2027  4         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION,   525990 - Other       Wilmington    DE        Delaware
                  L.P.                                                   Financial Vehicles
2028  4         GSREMP DB ATP POOL 1 GP-A, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2029  5           GSREMP DB ATP POOL 1-A, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2030  4         GSREMP DB ATP POOL 1-A, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2031  3       GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2032  4         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2033  3       GSREMP ASSET HOLDING ONSHORE GP, LLC                       551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2034  4         GSREMP ASSET HOLDING ONSHORE, L.P.                       551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2035  5           GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2036  5           GSREMP ACQUISITION JOINT HOLDING, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2037  5           GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC           551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2038  6             GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2039  7               GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2040  7               GSREMP ORIGINATION JOINT HOLDING, L.P.             522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
2041  5           GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2042  5           GSREMP MONTAGE JOINT HOLDING, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2043  3       GSREMP ASSET HOLDING ONSHORE, L.P.                         551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2044  3       GSREMP FINANCE ONSHORE GP, LLC                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2045  4         GSREMP FINANCE ONSHORE, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2046  5           GSREMP BWY POOL 1 GP, L.L.C.                           525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles

1919  5            EACCESS HOLDINGS L.L.C.                                   UNITED STATES     N/A         N/A
1920  3        GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                    CAYMAN ISLANDS    N/A         N/A
1921  3        GS VINTAGE FUND OFFSHORE, L.P.                                CAYMAN ISLANDS    N/A         N/A
1922  4          VF Holdings, L.L.C.                                         UNITED STATES     N/A         N/A
1923  3        NBK/GS PRIVATE EQUITY PARTNERS, L.P.                          CAYMAN ISLANDS    N/A         N/A
1924  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC          UNITED STATES     N/A         N/A
1925  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE       CAYMAN ISLANDS    N/A         N/A
                 HOLDINGS, L.P.
1926  3        GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS,     CAYMAN ISLANDS    N/A         N/A
                 L.P.
1927  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)         CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1928  4          MULTI-STRATEGY HOLDINGS, L.P.                               CAYMAN ISLANDS    N/A         N/A
1929  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
1930  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
1931  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                 HOLDINGS, L.P.
1932  4          MULTI-STRATEGY HOLDINGS, L.P.                               CAYMAN ISLANDS    N/A         N/A
1933  3        GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P.     CAYMAN ISLANDS    N/A         N/A
1934  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC         UNITED STATES     N/A         N/A
1935  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE HOLDINGS,  CAYMAN ISLANDS    N/A         N/A
                 L.P.
1936  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES FUND  CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1937  3        GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.        CAYMAN ISLANDS    N/A         N/A
1938  4          VF III HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1939  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC          UNITED STATES     N/A         N/A
1940  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND         CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1941  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND     CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1942  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC           UNITED STATES     N/A         N/A
1943  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC         UNITED STATES     N/A         N/A
1944  3        GS PE CSEC ENERGY HOLDINGS, L.P.                              UNITED STATES     N/A         N/A
1945  4          GSVA HOLDINGS, L.P.                                         CAYMAN ISLANDS    N/A         N/A
1946  2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
               L.L.C.
1947  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1948  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND,     UNITED STATES     N/A         N/A
                 L.P.
1949  2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
                 L.L.C.
1950  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1951  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND,     UNITED STATES     N/A         N/A
                 L.P.
1952  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP FUND, L.P.  UNITED STATES     N/A         N/A
1953  4          PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN INCOME     UNITED STATES     N/A         N/A
                   BLOCKER, L.L.C.
1954  3        Goldman Sachs Private Equity Partners Asia PMD QP Fund        CAYMAN ISLANDS    100         N/A
                 Offshore, Ltd.
1955  2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP,      UNITED STATES     N/A         N/A
               L.L.C.
1956  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND, L.P.  UNITED STATES     N/A         N/A
1957  4          YES NETWORK HOLDING COMPANY, LLC                            UNITED STATES     11          N/A
1958  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND          CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1959  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND, L.P.    UNITED STATES     N/A         N/A
1960  2      GOLDMAN SACHS PROPERTY MANAGEMENT                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1961  2      GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.            CAYMAN ISLANDS    100         N/A
1962  3        GOLDMAN SACHS GLOBAL ALPHA FUND PLC                           IRELAND           1           N/A
1963  2      GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH                 UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1964  3        LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG     UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1965  2      GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                      UNITED STATES     N/A         N/A
1966  3        GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.        UNITED STATES     N/A         N/A
1967  4          GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST HOLDINGS,       UNITED STATES     N/A         N/A
                   L.L.C.
1968  3        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                      UNITED STATES     N/A         N/A
1969  3        LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG     UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1970  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) LIMITED   CAYMAN ISLANDS    N/A         N/A
               PARTNERSHIP
1971  3        GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
1972  4          GSREMP DB ATP POOL 1 GP-B, L.L.C.                           UNITED STATES     N/A         N/A
1973  5            GSREMP DB ATP POOL 1-B, L.P.                              UNITED STATES     N/A         N/A
1974  4          GSREMP DB ATP POOL 1-B, L.P.                                UNITED STATES     N/A         N/A
1975  3        GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC            UNITED STATES     N/A         N/A
1976  4          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.       CAYMAN ISLANDS    N/A         N/A
1977  3        GSREMP ASSET HOLDING OFFSHORE GP, LLC                         UNITED STATES     N/A         N/A
1978  4          GSREMP ASSET HOLDING OFFSHORE, L.P.                         UNITED STATES     N/A         N/A
1979  5            GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.               UNITED STATES     N/A         N/A
1980  6              GSREMP ACQUISITION JOINT HOLDING, L.P.                  UNITED STATES     N/A         N/A
1981  5            GSREMP ACQUISITION JOINT HOLDING, L.P.                    UNITED STATES     N/A         N/A
1982  3        GSREMP ASSET HOLDING OFFSHORE, L.P.                           UNITED STATES     N/A         N/A
1983  3        GSREMP FINANCE OFFSHORE GP, LLC                               UNITED STATES     N/A         N/A
1984  4          GSREMP FINANCE OFFSHORE, L.P.                               UNITED STATES     N/A         N/A
1985  5            GSREMP BWY POOL 1 GP, L.L.C.                              UNITED STATES     N/A         N/A
1986  6              GSREMP BWY POOL 1, LP                                   UNITED STATES     N/A         N/A
1987  5            GSREMP BWY POOL 1, LP                                     UNITED STATES     N/A         N/A
1988  5            GSREMP DB POOL 1 GP- B, L.L.C.                            UNITED STATES     N/A         N/A
1989  6              GSREMP DB POOL 1-B, L.P.                                UNITED STATES     N/A         N/A
1990  5            GSREMP DB POOL 1-B, L.P.                                  UNITED STATES     N/A         N/A
1991  3        GSREMP FINANCE OFFSHORE, L.P.                                 UNITED STATES     N/A         N/A
1992  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY) LIMITED   UNITED STATES     N/A         N/A
               PARTNERSHIP
1993  3        GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.           UNITED STATES     N/A         N/A
1994  4          GS REAL ESTATE MEZZANINE PARTNERS TREATY ORIGINATION GP,    UNITED STATES     N/A         N/A
                   L.L.C.
1995  5            GS Real Estate Mezzanine Partners Treaty Origination,     UNITED STATES     N/A         N/A
                     L.P.
1996  4          GS Real Estate Mezzanine Partners Treaty Origination, L.P.  UNITED STATES     N/A         N/A
1997  4          GSREMP DB ATP POOL 1 GP-C, L.L.C.                           UNITED STATES     N/A         N/A
1998  5            GSREMP DB ATP POOL 1-C, L.P.                              UNITED STATES     N/A         N/A
1999  4          GSREMP DB ATP POOL 1-C, L.P.                                UNITED STATES     N/A         N/A
2000  3        GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC              UNITED STATES     N/A         N/A
2001  4          GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.         UNITED STATES     N/A         N/A
2002  3        GSREMP ASSET HOLDING TREATY GP, LLC                           UNITED STATES     N/A         N/A
2003  4          GSREMP ASSET HOLDING TREATY, L.P.                           UNITED STATES     N/A         N/A
2004  5            GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.               UNITED STATES     N/A         N/A
2005  5            GSREMP ACQUISITION JOINT HOLDING, L.P.                    UNITED STATES     N/A         N/A
2006  5            GSREMP ASSET HOLDING FUNDING TREATY, L.P.                 UNITED STATES     N/A         N/A
2007  6              GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.             UNITED STATES     N/A         N/A
2008  7                GSREMP ORIGINATION JOINT HOLDING, L.P.                UNITED STATES     N/A         N/A
2009  6              GSREMP ORIGINATION JOINT HOLDING, L.P.                  UNITED STATES     N/A         N/A
2010  5            GSREMP Asset Holding Funding Treaty GP, LLC               UNITED STATES     N/A         N/A
2011  6              GSREMP ASSET HOLDING FUNDING TREATY, L.P.               UNITED STATES     N/A         N/A
2012  5            GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                   UNITED STATES     N/A         N/A
2013  6              GSREMP MONTAGE JOINT HOLDING, L.P.                      UNITED STATES     N/A         N/A
2014  5            GSREMP MONTAGE JOINT HOLDING, L.P.                        UNITED STATES     N/A         N/A
2015  3        GSREMP ASSET HOLDING TREATY, L.P.                             UNITED STATES     N/A         N/A
2016  3        GSREMP FINANCE TREATY GP, LLC                                 UNITED STATES     N/A         N/A
2017  4          GSREMP FINANCE TREATY, L.P.                                 UNITED STATES     N/A         N/A
2018  5            GSREMP BWY POOL 1 GP, L.L.C.                              UNITED STATES     N/A         N/A
2019  5            GSREMP BWY POOL 1, LP                                     UNITED STATES     N/A         N/A
2020  5            GSREMP DB POOL 1 GP- C, L.L.C.                            UNITED STATES     N/A         N/A
2021  6              GSREMP DB POOL 1-C, L.P.                                UNITED STATES     N/A         N/A
2022  5            GSREMP DB POOL 1-C, L.P.                                  UNITED STATES     N/A         N/A
2023  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED     UNITED STATES     N/A         N/A
               PARTNERSHIP
2024  3        GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.          UNITED STATES     N/A         N/A
2025  4          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION GP,   UNITED STATES     N/A         N/A
                   L.L.C.
2026  5            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION,    UNITED STATES     N/A         N/A
                     L.P.
2027  4          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION, L.P. UNITED STATES     N/A         N/A
2028  4          GSREMP DB ATP POOL 1 GP-A, L.L.C.                           UNITED STATES     N/A         N/A
2029  5            GSREMP DB ATP POOL 1-A, L.P.                              UNITED STATES     N/A         N/A
2030  4          GSREMP DB ATP POOL 1-A, L.P.                                UNITED STATES     N/A         N/A
2031  3        GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC             UNITED STATES     N/A         N/A
2032  4          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.        UNITED STATES     N/A         N/A
2033  3        GSREMP ASSET HOLDING ONSHORE GP, LLC                          UNITED STATES     N/A         N/A
2034  4          GSREMP ASSET HOLDING ONSHORE, L.P.                          UNITED STATES     N/A         N/A
2035  5            GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.               UNITED STATES     N/A         N/A
2036  5            GSREMP ACQUISITION JOINT HOLDING, L.P.                    UNITED STATES     N/A         N/A
2037  5            GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC              UNITED STATES     N/A         N/A
2038  6              GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.              UNITED STATES     N/A         N/A
2039  7                GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.           UNITED STATES     N/A         N/A
2040  7                GSREMP ORIGINATION JOINT HOLDING, L.P.                UNITED STATES     N/A         N/A
2041  5            GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                   UNITED STATES     N/A         N/A
2042  5            GSREMP MONTAGE JOINT HOLDING, L.P.                        UNITED STATES     N/A         N/A
2043  3        GSREMP ASSET HOLDING ONSHORE, L.P.                            UNITED STATES     N/A         N/A
2044  3        GSREMP FINANCE ONSHORE GP, LLC                                UNITED STATES     N/A         N/A
2045  4          GSREMP FINANCE ONSHORE, L.P.                                UNITED STATES     N/A         N/A
2046  5            GSREMP BWY POOL 1 GP, L.L.C.                              UNITED STATES     N/A         N/A

2047  5           GSREMP BWY POOL 1, LP                                  525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2048  5           GSREMP DB POOL 1 GP- A, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2049  6             GSREMP DB POOL 1-A, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2050  5           GSREMP DB POOL 1-A, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2051  5           GSREMP ORIGINATION FINANCE JH GP, L.L.C.               551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
2052  6             GSREMP ORIGINATION FINANCE JH, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2053  7               GSREMP ORIGINATION TWO JOINT HOLDING GP, L.L.C.    551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
2054  8                 GSREMP ORIGINATION TWO JOINT HOLDING, L.P.       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2055  7               GSREMP ORIGINATION TWO JOINT HOLDING, L.P.         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2056  5           GSREMP ORIGINATION FINANCE JH, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2057  3       GSREMP FINANCE ONSHORE, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2058  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS G.P., 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
2059  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
2060  4         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)      525990 - Other       New York      NY        Delaware
                  LIMITED PARTNERSHIP                                    Financial Vehicles
2061  3       Goldman Sachs Real Estate Mezzanine Partners Employee      525990 - Other       George Town             CAYMAN
                Holdings, LP                                             Financial Vehicles                           ISLANDS
2062  4         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)    525990 - Other       George Town             CAYMAN
                  LIMITED PARTNERSHIP                                    Financial Vehicles                           ISLANDS
2063  3       Goldman Sachs Real Estate Mezzanine Partners Override Fund 525990 - Other       New York      NY        Delaware
                2008, L.P.                                               Financial Vehicles
2064  3       Goldman Sachs Real Estate Mezzanine Partners Override      525990 - Other       George Town             CAYMAN
                Offshore Fund 2008, LTD.                                 Financial Vehicles                           ISLANDS
2065  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND     525990 - Other       George Town             CAYMAN
              OFFSHORE, LTD.                                             Financial Vehicles                           ISLANDS
2066  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,    525990 - Other       New York      NY        Delaware
              L.P.                                                       Financial Vehicles
2067  2     GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2068  3       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2069  2     GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2070  3       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2071  2     GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2072  2     GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2073  2     GOLDMAN SACHS REPRESENTACOES LTDA.                           523110 - Investment  Sao Paulo               BRAZIL
                                                                         Banking and
                                                                         Securities Dealing
2074  2     GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2075  2     GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2076  2     GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2077  2     GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2078  2     GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2079  2     GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2080  2     GOLDMAN SACHS RISK ADVISORS, L.P.                            524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
2081  3       ARIEL RE BERMUDA LIMITED                                   524298 - All Other   Hamilton                BERMUDA
                                                                         Insurance Related
                                                                         Activities
2082  3       ARROW CAPITAL INVESTMENT SERVICES, LTD.                    524298 - All Other   Hamilton                BERMUDA
                                                                         Insurance Related
                                                                         Activities
2083  2     GOLDMAN SACHS RISK SERVICES L.L.C.                           524210 - Insurance   NEW YORK      NY        Delaware
                                                                         Agencies and
                                                                         Brokerages
2084  2     GOLDMAN SACHS SECURED FINANCE LIMITED                        525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
2085  2     GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2086  2     GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2087  2     GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2088  3       GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2089  2     GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2090  2     GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2091  3       TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2092  4         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2093  3       TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP           525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2094  2     GOLDMAN SACHS TXU INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2095  3       TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2096  3       TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP           525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2097  2     GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
2098  2     GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2099  3       GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2100  3       GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2101  4         VF III HOLDINGS, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2102  2     GOLDMAN SACHS VOL-HOLDINGS, LLC                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2103  3       VOLBROKER.COM LIMITED                                      551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
2104  4         TFS-ICAP Limited                                         523140 - Commodity   London                  UNITED
                                                                         Contracts Brokerage                          KINGDOM
                                                                                                                      (OTHER)
2105  4         TFS-ICAP, LLC                                            523140 - Commodity   New York      NY        New York
                                                                         Contracts Brokerage
2106  4         TRADITION FINANCIAL SERVICES GMBH                        523140 - Commodity   Frankfurt am            GERMANY
                                                                         Contracts Brokerage  Main
2107  2     GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2108  3       GOLDMAN SACHS YES INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2109  4         YES NETWORK HOLDING COMPANY, LLC                         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
2110  2     GOLDMAN SACHS YES INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2111  2     GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                   522110 - Commercial  Sao Paulo               BRAZIL
                                                                         Banking
2112  2     GOLDMAN, SACHS & CO.                                         523110 - Investment  New York      NY        New York
                                                                         Banking and
                                                                         Securities Dealing
2113  3       ACADIASOFT, INC.                                           541511 - Computer    Pembroke      MA        Delaware
                                                                         program or software
                                                                         development
2114  3       ATLANTIC CAPITAL BANCSHARES, INC.                          522110 - Commercial  Atlanta       GA        Georgia
                                                                         Banking
2115  3       AUGUSTA ADVISORS, L.L.C.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2116  3       AVENUE FINANCIAL HOLDINGS, INC.                            522110 - Commercial  Nashville     TN        Tennessee
                                                                         Banking
2117  3       BROAD STREET ENERGY ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2118  3       CHI-X GLOBAL HOLDINGS LLC                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2119  3       CHILTERN TRUST                                             523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
2120  3       CIP 2011 PARTNERS ADVISORS, L.L.C.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2121  3       FLURET TRUST                                               523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
2122  3       GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2123  4         GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2124  3       GOLDMAN SACHS PARIS INC. ET CIE                            522110 - Commercial  Paris                   FRANCE
                                                                         Banking                                      (OTHER)
2125  3       GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2126  3       GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2127  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
2128  3       GOLDMAN SACHS REPRESENTACOES LTDA.                         523110 - Investment  Sao Paulo               BRAZIL
                                                                         Banking and
                                                                         Securities Dealing
2129  3       GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2130  4         GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2131  5           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2132  6             GS CAPITAL PARTNERS V FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2133  7               ALCHEMY HOLDING S.A.R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2134  7               ARAMARK HOLDINGS CORPORATION                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2135  7               ATHENA PIKCO LUX S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2136  7               EDAM HOLDING S.A R.L.                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2137  8                 EDAM ACQUISITION HOLDING I COOPERATIEF U.A.      525990 - Other       Hilversum               NETHERLANDS
                                                                         Financial Vehicles
2138  7               EDUCATION MANAGEMENT CORPORATION                   525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
2139  7               FS Invest S.a r.l.                                 525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2140  7               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2141  7               GS DEJAKOO II, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2142  8                 GS DEJAKOO, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2143  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2144  7               GS PRYSMIAN CO-INVEST LP                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2145  8                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2146  7               GSCP V EDMC GP, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2147  7               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2148  7               MULBERRY HOLDINGS I, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2149  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2150  7               SUNGARD CAPITAL CORP.                              51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2151  6             GSCP V ADVISORS, L.L.C.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2152  7               GS CAPITAL PARTNERS V FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2153  7               GS PRYSMIAN CO-INVEST GP LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2154  8                 GS PRYSMIAN CO-INVEST LP                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2155  6             SEVRES II S.A.R.L.                                   525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2156  6             SUPERLIFT HOLDING S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2157  4         GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2158  4         GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2159  5           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2160  4         GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2161  5           GS CAPITAL PARTNERS V PCP FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2162  6             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2163  6             GS CAPITAL PARTNERS V GMBH & CO. KG                  525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2164  6             GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2165  7               ALCHEMY HOLDING S.A.R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2166  7               ARAMARK HOLDINGS CORPORATION                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2167  7               ATHENA PIKCO LUX S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2168  7               DEJAKOO CAYMAN CORP.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2169  7               EDUCATION MANAGEMENT CORPORATION                   525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
2170  7               FS Invest S.a r.l.                                 525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2171  7               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2172  7               GS DEJAKOO I, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2173  8                 DEJAKOO CAYMAN CORP.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2174  8                 GS DEJAKOO, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2047  5            GSREMP BWY POOL 1, LP                                     UNITED STATES     N/A         N/A
2048  5            GSREMP DB POOL 1 GP- A, L.L.C.                            UNITED STATES     N/A         N/A
2049  6              GSREMP DB POOL 1-A, L.P.                                UNITED STATES     N/A         N/A
2050  5            GSREMP DB POOL 1-A, L.P.                                  UNITED STATES     N/A         N/A
2051  5            GSREMP ORIGINATION FINANCE JH GP, L.L.C.                  UNITED STATES     N/A         N/A
2052  6              GSREMP ORIGINATION FINANCE JH, L.P.                     UNITED STATES     N/A         N/A
2053  7                GSREMP ORIGINATION TWO JOINT HOLDING GP, L.L.C.       UNITED STATES     N/A         N/A
2054  8                  GSREMP ORIGINATION TWO JOINT HOLDING, L.P.          UNITED STATES     N/A         N/A
2055  7                GSREMP ORIGINATION TWO JOINT HOLDING, L.P.            UNITED STATES     N/A         N/A
2056  5            GSREMP ORIGINATION FINANCE JH, L.P.                       UNITED STATES     N/A         N/A
2057  3        GSREMP FINANCE ONSHORE, L.P.                                  UNITED STATES     N/A         N/A
2058  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS G.P.,    UNITED STATES     N/A         N/A
               L.L.C.
2059  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,     UNITED STATES     N/A         N/A
                 L.P.
2060  4          GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED UNITED STATES     N/A         N/A
                   PARTNERSHIP
2061  3        Goldman Sachs Real Estate Mezzanine Partners Employee         CAYMAN ISLANDS    N/A         N/A
                 Holdings, LP
2062  4          GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)       CAYMAN ISLANDS    N/A         N/A
                   LIMITED PARTNERSHIP
2063  3        Goldman Sachs Real Estate Mezzanine Partners Override Fund    UNITED STATES     N/A         N/A
                 2008, L.P.
2064  3        Goldman Sachs Real Estate Mezzanine Partners Override         CAYMAN ISLANDS    100         N/A
                 Offshore Fund 2008, LTD.
2065  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND        CAYMAN ISLANDS    100         N/A
               OFFSHORE, LTD.
2066  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND, L.P.  UNITED STATES     N/A         N/A
2067  2      GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.          UNITED STATES     N/A         N/A
2068  3        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                      UNITED STATES     N/A         N/A
2069  2      GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP, L.L.C.    UNITED STATES     N/A         N/A
2070  3        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.        UNITED STATES     N/A         N/A
2071  2      GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.          UNITED STATES     N/A         N/A
2072  2      GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                        UNITED STATES     N/A         N/A
2073  2      GOLDMAN SACHS REPRESENTACOES LTDA.                              BRAZIL            N/A         N/A
2074  2      GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO                UNITED STATES     61          N/A
2075  2      GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO                UNITED STATES     60          N/A
2076  2      GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO                UNITED STATES     50          N/A
2077  2      GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO                UNITED STATES     33          N/A
2078  2      GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO                UNITED STATES     51          N/A
2079  2      GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO                UNITED STATES     74          N/A
2080  2      GOLDMAN SACHS RISK ADVISORS, L.P.                               UNITED STATES     N/A         N/A
2081  3        ARIEL RE BERMUDA LIMITED                                      BERMUDA           100         N/A
2082  3        ARROW CAPITAL INVESTMENT SERVICES, LTD.                       BERMUDA           100         N/A
2083  2      GOLDMAN SACHS RISK SERVICES L.L.C.                              UNITED STATES     N/A         N/A
2084  2      GOLDMAN SACHS SECURED FINANCE LIMITED                           IRELAND           100         N/A
2085  2      GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                     UNITED STATES     N/A         N/A
2086  2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.                  UNITED STATES     100         N/A
2087  2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II               UNITED STATES     100         N/A
2088  3        GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.                   CAYMAN ISLANDS    100         N/A
2089  2      GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND            UNITED STATES     100         N/A
2090  2      GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.             CAYMAN ISLANDS    N/A         N/A
2091  3        TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
2092  4          TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP            UNITED STATES     100         11
2093  3        TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP              UNITED STATES     100         11
2094  2      GOLDMAN SACHS TXU INVESTORS, L.P.                               UNITED STATES     N/A         N/A
2095  3        TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
2096  3        TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP              UNITED STATES     100         11
2097  2      GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND             IRELAND           100         N/A
2098  2      GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.             UNITED STATES     N/A         N/A
2099  3        GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
2100  3        GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2101  4          VF III HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
2102  2      GOLDMAN SACHS VOL-HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
2103  3        VOLBROKER.COM LIMITED                                         UNITED KINGDOM    21          N/A
                                                                             (OTHER)
2104  4          TFS-ICAP Limited                                            UNITED KINGDOM    49          N/A
                                                                             (OTHER)
2105  4          TFS-ICAP, LLC                                               UNITED STATES     N/A         N/A
2106  4          TRADITION FINANCIAL SERVICES GMBH                           GERMANY           N/A         N/A
2107  2      GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.                    UNITED STATES     N/A         N/A
2108  3        GOLDMAN SACHS YES INVESTORS, L.P.                             UNITED STATES     N/A         N/A
2109  4          YES NETWORK HOLDING COMPANY, LLC                            UNITED STATES     11          N/A
2110  2      GOLDMAN SACHS YES INVESTORS, L.P.                               UNITED STATES     N/A         N/A
2111  2      GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                      BRAZIL            100         N/A
2112  2      GOLDMAN, SACHS & CO.                                            UNITED STATES     N/A         N/A
2113  3        ACADIASOFT, INC.                                              UNITED STATES     11          N/A
2114  3        ATLANTIC CAPITAL BANCSHARES, INC.                             UNITED STATES     9           N/A
2115  3        AUGUSTA ADVISORS, L.L.C.                                      UNITED STATES     N/A         N/A
2116  3        AVENUE FINANCIAL HOLDINGS, INC.                               UNITED STATES     9           N/A
2117  3        BROAD STREET ENERGY ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
2118  3        CHI-X GLOBAL HOLDINGS LLC                                     UNITED STATES     N/A         N/A
2119  3        CHILTERN TRUST                                                JERSEY            N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
2120  3        CIP 2011 PARTNERS ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
2121  3        FLURET TRUST                                                  JERSEY            N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
2122  3        GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                      UNITED STATES     N/A         N/A
2123  4          GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                      CAYMAN ISLANDS    N/A         N/A
2124  3        GOLDMAN SACHS PARIS INC. ET CIE                               FRANCE (OTHER)    N/A         N/A
2125  3        GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                    UNITED STATES     N/A         N/A
2126  3        GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC               UNITED STATES     N/A         N/A
2127  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
                 L.L.C.
2128  3        GOLDMAN SACHS REPRESENTACOES LTDA.                            BRAZIL            N/A         N/A
2129  3        GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.               UNITED STATES     N/A         N/A
2130  4          GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2131  5            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2132  6              GS CAPITAL PARTNERS V FUND, L.P.                        UNITED STATES     N/A         N/A
2133  7                ALCHEMY HOLDING S.A.R.L.                              LUXEMBOURG        99          96
2134  7                ARAMARK HOLDINGS CORPORATION                          UNITED STATES     20          N/A
2135  7                ATHENA PIKCO LUX S.A R.L.                             LUXEMBOURG        100         N/A
2136  7                EDAM HOLDING S.A R.L.                                 LUXEMBOURG        100         N/A
2137  8                  EDAM ACQUISITION HOLDING I COOPERATIEF U.A.         NETHERLANDS       33          N/A
2138  7                EDUCATION MANAGEMENT CORPORATION                      UNITED STATES     42          N/A
2139  7                FS Invest S.a r.l.                                    LUXEMBOURG        44          N/A
2140  7                GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
2141  7                GS DEJAKOO II, LLC                                    UNITED STATES     N/A         N/A
2142  8                  GS DEJAKOO, L.L.C.                                  UNITED STATES     N/A         N/A
2143  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2144  7                GS PRYSMIAN CO-INVEST LP                              CAYMAN ISLANDS    N/A         N/A
2145  8                  ATHENA PIKCO LUX S.A R.L.                           LUXEMBOURG        100         N/A
2146  7                GSCP V EDMC GP, L.L.C.                                UNITED STATES     N/A         N/A
2147  7                GSCP V EDMC HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
2148  7                MULBERRY HOLDINGS I, LLC                              UNITED STATES     N/A         N/A
2149  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2150  7                SUNGARD CAPITAL CORP.                                 UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2151  6              GSCP V ADVISORS, L.L.C.                                 UNITED STATES     N/A         N/A
2152  7                GS CAPITAL PARTNERS V FUND, L.P.                      UNITED STATES     N/A         N/A
2153  7                GS PRYSMIAN CO-INVEST GP LIMITED                      CAYMAN ISLANDS    100         N/A
2154  8                  GS PRYSMIAN CO-INVEST LP                            CAYMAN ISLANDS    N/A         N/A
2155  6              SEVRES II S.A.R.L.                                      UNITED KINGDOM    73          73
                                                                             (OTHER)
2156  6              SUPERLIFT HOLDING S.A R.L.                              LUXEMBOURG        44          N/A
2157  4          GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                   UNITED STATES     N/A         N/A
2158  4          GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2159  5            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2160  4          GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.               CAYMAN ISLANDS    100         N/A
2161  5            GS CAPITAL PARTNERS V PCP FUND, L.P.                      UNITED STATES     N/A         N/A
2162  6              GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.               UNITED STATES     N/A         N/A
2163  6              GS CAPITAL PARTNERS V GMBH & CO. KG                     GERMANY           N/A         N/A
2164  6              GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.               UNITED STATES     N/A         N/A
2165  7                ALCHEMY HOLDING S.A.R.L.                              LUXEMBOURG        99          96
2166  7                ARAMARK HOLDINGS CORPORATION                          UNITED STATES     20          N/A
2167  7                ATHENA PIKCO LUX S.A R.L.                             LUXEMBOURG        100         N/A
2168  7                DEJAKOO CAYMAN CORP.                                  CAYMAN ISLANDS    100         N/A
2169  7                EDUCATION MANAGEMENT CORPORATION                      UNITED STATES     42          N/A
2170  7                FS Invest S.a r.l.                                    LUXEMBOURG        44          N/A
2171  7                GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
2172  7                GS DEJAKOO I, LLC                                     UNITED STATES     N/A         N/A
2173  8                  DEJAKOO CAYMAN CORP.                                CAYMAN ISLANDS    100         N/A
2174  8                  GS DEJAKOO, L.L.C.                                  UNITED STATES     N/A         N/A

2175  7               GS DEJAKOO, L.L.C.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2176  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2177  7               GSCP V EDMC GP, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2178  7               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2179  7               MULBERRY HOLDINGS II, LLC                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2180  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2181  7               SUNGARD CAPITAL CORP.                              51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2182  6             GS CAPITAL PARTNERS V OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2183  7               GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2184  8                 ALCHEMY HOLDING S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2185  8                 ARAMARK HOLDINGS CORPORATION                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2186  8                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2187  8                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
2188  8                 FS Invest S.a r.l.                               525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2189  8                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2190  8                 GS DEJAKOO II, LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2191  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2192  8                 GSCP V EDMC GP, L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2193  8                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2194  8                 GSCP V OFFSHORE KNIGHT HOLDINGS CORP.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2195  9                   GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2196  8                 GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2197  8                 MULBERRY HOLDINGS I, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2198  8                 PVF HOLDINGS LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2199  8                 SUNGARD CAPITAL CORP.                            51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2200  7               GSCP V OFFSHORE ADVISORS, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2201  8                 GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2202  8                 GS PRYSMIAN CO-INVEST GP LIMITED                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2203  7               SEVRES II S.A.R.L.                                 525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2204  7               SUPERLIFT HOLDING S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2205  6             GS CAPITAL PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2206  7               GS CAPITAL PARTNERS V FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2207  7               GSCP V ADVISORS, L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2208  6             GSCP V AIV, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2209  7               SEVRES II S.A.R.L.                                 525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2210  7               SUPERLIFT HOLDING S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2211  6             GSCP V INSTITUTIONAL AIV, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2212  7               SEVRES II S.A.R.L.                                 525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2213  7               SUPERLIFT HOLDING S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2214  4         GS CAPITAL PARTNERS V PCP FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2215  4         GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2216  5           GS CAPITAL PARTNERS V PIA FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2217  6             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2218  6             GS CAPITAL PARTNERS V GMBH & CO. KG                  525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2219  6             GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2220  6             GS CAPITAL PARTNERS V OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2221  6             GS CAPITAL PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2222  6             GSCP V AIV, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2223  6             GSCP V INSTITUTIONAL AIV, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2224  4         GSCP V OVERRIDE OFFSHORE, LTD                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2225  4         GSCP V OVERRIDE, L.P.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2226  3       GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2227  4         GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2228  5           GS CAPITAL PARTNERS V PCP FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2229  4         GS CAPITAL PARTNERS V PIA FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2230  4         GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2231  4         GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.               525990 - Other       New York      NY        New York
                                                                         Financial Vehicles
2232  5           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2233  6             GS CAPITAL PARTNERS VI FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2234  7               BLADERUNNER S.A.R.L.                               551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2235  7               BUCK HOLDINGS L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2236  7               COMPASS DELAWARE HOLDINGS I CORP.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2237  7               CUCINA HOLDINGS SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2238  7               GS EDAM DEBT HOLDINGS                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2239  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2240  7               GS MACE HOLDINGS LIMITED                           551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2241  7               GS SUNRAY HOLDINGS, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2242  8                 GS SUNRAY HOLDINGS SUBCO I, L.L.C.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2243  9                   Hyatt Hotels Corporation                       531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
2244  8                 GS SUNRAY HOLDINGS SUBCO II, L.L.C.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2245  9                   Hyatt Hotels Corporation                       531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
2246  7               GS TELE CAYMAN                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2247  7               GSCP VI AA ONE HOLDING SARL                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2248  7               GSCP VI HYDROEDGE HOLDINGS, L.L.C.                 525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2249  7               GSCP VI NORTH HOLDINGS S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2250  8                 GSCP VI NORTH HOLDINGS CORP.                     525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
2251  9                   RED SKY HOLDINGS L.P.                          525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
2252  7               GSCP VI ONSHORE HYDROEDGE, L.L.C.                  525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2253  8                 GSCP VI HYDROEDGE HOLDINGS, L.L.C.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2254  7               GSCPVI BHC CAYMAN LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2255  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2256  7               HAWKER BEECHCRAFT, INC                             525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2257  7               HWBCC LLC                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2258  8                 HWBCC LP                                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2259  7               HWBCC LP                                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2260  7               INTERLINE BRANDS, INC.                             0 - N/A              Jacksonville  FL        Delaware
2261  7               INVESTMENT HOLDING ENTITY GP, LTD.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2262  8                 PAPERCO HOLDINGS II, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2263  8                 STEEL HOLDINGS, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2264  7               KAR HOLDINGS II, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2265  7               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2266  7               LVB ACQUISITION HOLDING, LLC                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2267  7               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2268  7               ONTEX I S.A R.L.                                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2269  8                 ONTEX II S.A R.L.                                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2270  9                   ONTEX II-A S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2271  10                    ONTEX III S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2272  11                      ONTEX IV S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2273  12                        ONV TOPCO N.V.                           551112 - Offices of  Zele                    BELGIUM
                                                                         Other Holding
                                                                         Companies
2274  7               PAPERCO HOLDINGS, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2275  7               PAPERCO INVESTMENTS, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2276  7               PROSIGHT INVESTMENT LLC                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2277  8                 PROSIGHT GLOBAL HOLDINGS LIMITED                 551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
2278  9                   PROSIGHT GLOBAL, INC.                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2279  10                    ProSight Specialty Insurance Holdings, Inc.  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2280  11                      PROSIGHT SPECIALTY INSURANCE GROUP, INC.   551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
2281  12                        GOTHAM INSURANCE COMPANY                 524126 - Direct      New York      NY        New York
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
2282  12                        MUTUAL MARINE OFFICE OF THE MIDWEST,     524210 - Insurance   New York      NY        Illinois
                                  INC.                                   Agencies and
                                                                         Brokerages
2283  12                        NEW YORK MARINE AND GENERAL INSURANCE    524126 - Direct      New York      NY        New York
                                  COMPANY                                Property and
                                                                         Casualty Insurance
                                                                         Carriers
2284  13                          GOTHAM INSURANCE COMPANY               524126 - Direct      New York      NY        New York
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
2285  13                          SOUTHWEST MARINE AND GENERAL INSURANCE 524126 - Direct      New York      NY        Arizona
                                    COMPANY                              Property and
                                                                         Casualty Insurance
                                                                         Carriers
2286  12                        PACIFIC MUTUAL MARINE OFFICE, INC.       524210 - Insurance   New York      NY        California
                                                                         Agencies and
                                                                         Brokerages
2287  12                        PROSIGHT SPECIALTY MANAGEMENT COMPANY,   524210 - Insurance   New York      NY        New York
                                  INC.                                   Agencies and
                                                                         Brokerages
2288  9                   PROSIGHT SPECIALTY INTERNATIONAL HOLDINGS      551112 - Offices of  Hamilton                BERMUDA
                            LIMITED                                      Other Holding
                                                                         Companies
2289  10                    PROSIGHT SPECIALTY BERMUDA LIMITED           525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
2290  10                    PROSIGHT SPECIALTY EUROPEAN HOLDINGS LIMITED 551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
2291  11                      EC UNDERWRITING CORPORATE MEMBER LIMITED   525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2292  11                      TSM AGENCIES LIMITED                       525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2293  11                      TSM CAPITAL LIMITED                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2294  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2295  7               PaperCo Holdings II, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2296  7               STEAK HOLDINGS, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2297  8                 PAPERCO INVESTMENTS, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2298  7               STEEL HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2299  7               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2300  7               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2301  7               TRANSUNION HOLDING COMPANY, INC.                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2302  7               U.S. SECURITY ASSOCIATES, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2175  7                GS DEJAKOO, L.L.C.                                    UNITED STATES     N/A         N/A
2176  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2177  7                GSCP V EDMC GP, L.L.C.                                UNITED STATES     N/A         N/A
2178  7                GSCP V EDMC HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
2179  7                MULBERRY HOLDINGS II, LLC                             UNITED STATES     N/A         N/A
2180  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2181  7                SUNGARD CAPITAL CORP.                                 UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2182  6              GS CAPITAL PARTNERS V OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2183  7                GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2184  8                  ALCHEMY HOLDING S.A.R.L.                            LUXEMBOURG        99          96
2185  8                  ARAMARK HOLDINGS CORPORATION                        UNITED STATES     20          N/A
2186  8                  ATHENA PIKCO LUX S.A R.L.                           LUXEMBOURG        100         N/A
2187  8                  EDUCATION MANAGEMENT CORPORATION                    UNITED STATES     42          N/A
2188  8                  FS Invest S.a r.l.                                  LUXEMBOURG        44          N/A
2189  8                  GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.      CAYMAN ISLANDS    N/A         N/A
2190  8                  GS DEJAKOO II, LLC                                  UNITED STATES     N/A         N/A
2191  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2192  8                  GSCP V EDMC GP, L.L.C.                              UNITED STATES     N/A         N/A
2193  8                  GSCP V EDMC HOLDINGS, L.P.                          UNITED STATES     N/A         N/A
2194  8                  GSCP V OFFSHORE KNIGHT HOLDINGS CORP.               UNITED STATES     100         N/A
2195  9                    GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.             UNITED STATES     N/A         N/A
2196  8                  GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.               UNITED STATES     N/A         N/A
2197  8                  MULBERRY HOLDINGS I, LLC                            UNITED STATES     N/A         N/A
2198  8                  PVF HOLDINGS LLC                                    UNITED STATES     63          N/A
2199  8                  SUNGARD CAPITAL CORP.                               UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2200  7                GSCP V OFFSHORE ADVISORS, L.L.C.                      UNITED STATES     N/A         N/A
2201  8                  GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
2202  8                  GS PRYSMIAN CO-INVEST GP LIMITED                    CAYMAN ISLANDS    100         N/A
2203  7                SEVRES II S.A.R.L.                                    UNITED KINGDOM    73          73
                                                                             (OTHER)
2204  7                SUPERLIFT HOLDING S.A R.L.                            LUXEMBOURG        44          N/A
2205  6              GS CAPITAL PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
2206  7                GS CAPITAL PARTNERS V FUND, L.P.                      UNITED STATES     N/A         N/A
2207  7                GSCP V ADVISORS, L.L.C.                               UNITED STATES     N/A         N/A
2208  6              GSCP V AIV, L.P.                                        CAYMAN ISLANDS    N/A         N/A
2209  7                SEVRES II S.A.R.L.                                    UNITED KINGDOM    73          73
                                                                             (OTHER)
2210  7                SUPERLIFT HOLDING S.A R.L.                            LUXEMBOURG        44          N/A
2211  6              GSCP V INSTITUTIONAL AIV, L.P.                          CAYMAN ISLANDS    N/A         N/A
2212  7                SEVRES II S.A.R.L.                                    UNITED KINGDOM    73          73
                                                                             (OTHER)
2213  7                SUPERLIFT HOLDING S.A R.L.                            LUXEMBOURG        44          N/A
2214  4          GS CAPITAL PARTNERS V PCP FUND, L.P.                        UNITED STATES     N/A         N/A
2215  4          GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.               CAYMAN ISLANDS    100         N/A
2216  5            GS CAPITAL PARTNERS V PIA FUND, L.P.                      UNITED STATES     N/A         N/A
2217  6              GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.               UNITED STATES     N/A         N/A
2218  6              GS CAPITAL PARTNERS V GMBH & CO. KG                     GERMANY           N/A         N/A
2219  6              GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.               UNITED STATES     N/A         N/A
2220  6              GS CAPITAL PARTNERS V OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2221  6              GS CAPITAL PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
2222  6              GSCP V AIV, L.P.                                        CAYMAN ISLANDS    N/A         N/A
2223  6              GSCP V INSTITUTIONAL AIV, L.P.                          CAYMAN ISLANDS    N/A         N/A
2224  4          GSCP V OVERRIDE OFFSHORE, LTD                               CAYMAN ISLANDS    100         N/A
2225  4          GSCP V OVERRIDE, L.P.                                       UNITED STATES     N/A         N/A
2226  3        GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.              UNITED STATES     N/A         N/A
2227  4          GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.                  CAYMAN ISLANDS    N/A         N/A
2228  5            GS CAPITAL PARTNERS V PCP FUND, L.P.                      UNITED STATES     N/A         N/A
2229  4          GS CAPITAL PARTNERS V PIA FUND, L.P.                        UNITED STATES     N/A         N/A
2230  4          GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.         CAYMAN ISLANDS    100         N/A
2231  4          GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                  UNITED STATES     N/A         N/A
2232  5            GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
2233  6              GS CAPITAL PARTNERS VI FUND, L.P.                       UNITED STATES     N/A         N/A
2234  7                BLADERUNNER S.A.R.L.                                  LUXEMBOURG        100         N/A
2235  7                BUCK HOLDINGS L.P.                                    UNITED STATES     N/A         21
2236  7                COMPASS DELAWARE HOLDINGS I CORP.                     UNITED STATES     100         N/A
2237  7                CUCINA HOLDINGS SARL                                  LUXEMBOURG        100         N/A
2238  7                GS EDAM DEBT HOLDINGS                                 CAYMAN ISLANDS    99          N/A
2239  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2240  7                GS MACE HOLDINGS LIMITED                              MAURITIUS         100         N/A
2241  7                GS SUNRAY HOLDINGS, L.L.C.                            UNITED STATES     N/A         N/A
2242  8                  GS SUNRAY HOLDINGS SUBCO I, L.L.C.                  UNITED STATES     N/A         N/A
2243  9                    Hyatt Hotels Corporation                          UNITED STATES     7           N/A
2244  8                  GS SUNRAY HOLDINGS SUBCO II, L.L.C.                 UNITED STATES     N/A         N/A
2245  9                    Hyatt Hotels Corporation                          UNITED STATES     7           N/A
2246  7                GS TELE CAYMAN                                        CAYMAN ISLANDS    100         N/A
2247  7                GSCP VI AA ONE HOLDING SARL                           LUXEMBOURG        100         N/A
2248  7                GSCP VI HYDROEDGE HOLDINGS, L.L.C.                    UNITED STATES     N/A         N/A
2249  7                GSCP VI NORTH HOLDINGS S.A R.L.                       LUXEMBOURG        100         N/A
2250  8                  GSCP VI NORTH HOLDINGS CORP.                        UNITED STATES     100         N/A
2251  9                    RED SKY HOLDINGS L.P.                             UNITED STATES     N/A         21
2252  7                GSCP VI ONSHORE HYDROEDGE, L.L.C.                     UNITED STATES     N/A         N/A
2253  8                  GSCP VI HYDROEDGE HOLDINGS, L.L.C.                  UNITED STATES     N/A         N/A
2254  7                GSCPVI BHC CAYMAN LTD.                                CAYMAN ISLANDS    100         N/A
2255  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2256  7                HAWKER BEECHCRAFT, INC                                UNITED STATES     46          N/A
2257  7                HWBCC LLC                                             UNITED STATES     N/A         N/A
2258  8                  HWBCC LP                                            UNITED STATES     N/A         N/A
2259  7                HWBCC LP                                              UNITED STATES     N/A         N/A
2260  7                INTERLINE BRANDS, INC.                                UNITED STATES     81          N/A
2261  7                INVESTMENT HOLDING ENTITY GP, LTD.                    CAYMAN ISLANDS    100         N/A
2262  8                  PAPERCO HOLDINGS II, L.P.                           CAYMAN ISLANDS    N/A         N/A
2263  8                  STEEL HOLDINGS, L.P.                                CAYMAN ISLANDS    N/A         N/A
2264  7                KAR HOLDINGS II, LLC                                  UNITED STATES     34          N/A
2265  7                LUX GSCP 6 / GSOP DEBT S.A R.L.                       LUXEMBOURG        100         N/A
2266  7                LVB ACQUISITION HOLDING, LLC                          UNITED STATES     24          N/A
2267  7                NORTH HOLDINGS CAYMAN CORP.                           CAYMAN ISLANDS    100         N/A
2268  7                ONTEX I S.A R.L.                                      LUXEMBOURG        50          N/A
2269  8                  ONTEX II S.A R.L.                                   LUXEMBOURG        100         N/A
2270  9                    ONTEX II-A S.A R.L.                               LUXEMBOURG        100         N/A
2271  10                     ONTEX III S.A R.L.                              LUXEMBOURG        100         N/A
2272  11                       ONTEX IV S.A R.L.                             LUXEMBOURG        100         N/A
2273  12                         ONV TOPCO N.V.                              BELGIUM           100         N/A
2274  7                PAPERCO HOLDINGS, L.P.                                UNITED STATES     N/A         N/A
2275  7                PAPERCO INVESTMENTS, L.P.                             CAYMAN ISLANDS    N/A         N/A
2276  7                PROSIGHT INVESTMENT LLC                               UNITED STATES     N/A         N/A
2277  8                  PROSIGHT GLOBAL HOLDINGS LIMITED                    BERMUDA           51          N/A
2278  9                    PROSIGHT GLOBAL, INC.                             UNITED STATES     100         N/A
2279  10                     ProSight Specialty Insurance Holdings, Inc.     UNITED STATES     100         N/A
2280  11                       PROSIGHT SPECIALTY INSURANCE GROUP, INC.      UNITED STATES     100         N/A
2281  12                         GOTHAM INSURANCE COMPANY                    UNITED STATES     100         N/A
2282  12                         MUTUAL MARINE OFFICE OF THE MIDWEST, INC.   UNITED STATES     100         N/A
2283  12                         NEW YORK MARINE AND GENERAL INSURANCE       UNITED STATES     100         N/A
                                   COMPANY
2284  13                           GOTHAM INSURANCE COMPANY                  UNITED STATES     100         N/A
2285  13                           SOUTHWEST MARINE AND GENERAL INSURANCE    UNITED STATES     100         N/A
                                     COMPANY
2286  12                         PACIFIC MUTUAL MARINE OFFICE, INC.          UNITED STATES     100         N/A
2287  12                         PROSIGHT SPECIALTY MANAGEMENT COMPANY, INC. UNITED STATES     100         N/A
2288  9                    PROSIGHT SPECIALTY INTERNATIONAL HOLDINGS LIMITED BERMUDA           100         N/A
2289  10                     PROSIGHT SPECIALTY BERMUDA LIMITED              BERMUDA           100         N/A
2290  10                     PROSIGHT SPECIALTY EUROPEAN HOLDINGS LIMITED    BERMUDA           100         N/A
2291  11                       EC UNDERWRITING CORPORATE MEMBER LIMITED      UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2292  11                       TSM AGENCIES LIMITED                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2293  11                       TSM CAPITAL LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2294  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2295  7                PaperCo Holdings II, L.L.C.                           UNITED STATES     N/A         N/A
2296  7                STEAK HOLDINGS, L.L.C.                                UNITED STATES     N/A         N/A
2297  8                  PAPERCO INVESTMENTS, L.P.                           CAYMAN ISLANDS    N/A         N/A
2298  7                STEEL HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2299  7                TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC              UNITED STATES     N/A         N/A
2300  7                TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP      UNITED STATES     100         11
2301  7                TRANSUNION HOLDING COMPANY, INC.                      UNITED STATES     49          N/A
2302  7                U.S. SECURITY ASSOCIATES, L.P.                        UNITED STATES     N/A         N/A

2303  7               Xella International Holdings S.a.r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2304  6             GSCP VI ADVISORS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2305  7               GS CAPITAL PARTNERS VI FUND, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2306  6             UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED      525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2307  4         GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2308  4         GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2309  4         GS CAPITAL PARTNERS VI PIA FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2310  5           GS CAPITAL PARTNERS VI GMBH & CO. KG                   525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2311  6             BLADERUNNER S.A.R.L.                                 551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2312  6             BUCK HOLDINGS L.P.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2313  6             CUCINA HOLDINGS SARL                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2314  6             EDAM ACQUISITION HOLDING I COOPERATIEF U.A.          525990 - Other       Hilversum               NETHERLANDS
                                                                         Financial Vehicles
2315  6             GS EDAM DEBT HOLDINGS                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2316  6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2317  6             GS MACE HOLDINGS LIMITED                             551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2318  6             GS SUNRAY GERMAN FUND I, LTD.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2319  7               GS SUNRAY GERMAN FUND, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2320  8                 GS SUNRAY HOLDINGS, L.L.C.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2321  6             GS SUNRAY GERMAN FUND II, LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2322  7               GS SUNRAY GERMAN FUND, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2323  6             GS TELE CAYMAN                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2324  6             GSCP VI AA ONE HOLDING SARL                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2325  6             GSCP VI GERMANY EDGEMARC, INC.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2326  6             GSCP VI GERMANY KNIGHT HOLDINGS CORP.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2327  7               GSCP VI GERMANY KNIGHT HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2328  6             GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2329  7               GSCP VI GERMANY TXU HOLDINGS, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2330  8                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2331  8                 TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP 525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2332  6             GSCP VI GERMANY TXU HOLDINGS, LTD.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2333  7               GSCP VI GERMANY TXU HOLDINGS, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2334  6             GSCP VI GMBH COMPASS CAYMAN GP CORP.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2335  7               GSCP VI GMBH COMPASS HOLDINGS L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2336  8                 COMPASS CAYMAN HOLDINGS L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2337  6             GSCP VI GMBH COMPASS CAYMAN LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2338  7               GSCP VI GMBH COMPASS HOLDINGS L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2339  6             GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2340  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2341  6             GSCP VI GMBH HYDROEDGE (CAYMAN) LTD.                 525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2342  6             GSCP VI GMBH KNIGHT HOLDINGS                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2343  7               GSCP VI GERMANY KNIGHT HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2344  6             GSCP VI GMBH NAVI GP, LTD.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2345  7               GSCP VI GMBH NAVI, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2346  6             GSCP VI GMBH NAVI, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2347  6             GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2348  7               PAPERCO INVESTMENTS, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2349  6             GSCP VI GMBH STEEL HOLDINGS, L.L.C.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2350  6             GSCP VI GmbH Investment Holdings (Cayman) Ltd.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2351  7               GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2352  7               GSCP VI GmbH PaperCo, L.L.C.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2353  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2354  6             GSCP VI NORTH HOLDINGS S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2355  6             GSCPVI BHC CAYMAN LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2356  6             HAWKER BEECHCRAFT, INC                               525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2357  6             HWBCC LLC                                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2358  6             HWBCC LP                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2359  6             INTERLINE BRANDS, INC.                               0 - N/A              Jacksonville  FL        Delaware
2360  6             KAR HOLDINGS II, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2361  6             LUX GSCP 6 / GSOP DEBT S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2362  6             LVB ACQUISITION HOLDING, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2363  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2364  6             NORTH HOLDINGS CAYMAN CORP.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2365  6             OCEANS14 GMBH, LTD.                                  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2366  6             ONTEX I S.A R.L.                                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2367  6             PROSIGHT INVESTMENT LLC                              551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2368  6             PVF HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2369  6             SPARTANSHIELD HOLDINGS                               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2370  6             STEAK HOLDINGS, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2371  6             STEEL HOLDINGS, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2372  6             UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED      525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2373  6             Xella International Holdings S.a.r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2374  5           GS CAPITAL PARTNERS VI OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2375  6             GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2376  7               BLADERUNNER S.A.R.L.                               551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2377  7               BUCK HOLDINGS L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2378  7               CUCINA HOLDINGS SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2379  7               GS EDAM DEBT HOLDINGS                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2380  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2381  7               GS MACE HOLDINGS LIMITED                           551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2382  7               GS SUNRAY OFFSHORE FUND, L.P.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2383  8                 GS SUNRAY HOLDINGS, L.L.C.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2384  7               GS SUNRAY OFFSHORE FUND, LTD.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2385  8                 GS SUNRAY OFFSHORE FUND, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2386  7               GS TELE CAYMAN                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2387  7               GSCP VI AA ONE HOLDING SARL                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2388  7               GSCP VI NORTH HOLDINGS S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2389  7               GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2390  8                 GSCP VI OFFSHORE COMPASS HOLDINGS L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2391  9                   COMPASS CAYMAN HOLDINGS L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2392  7               GSCP VI OFFSHORE COMPASS HOLDINGS L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2393  7               GSCP VI OFFSHORE EDGEMARC, L.L.C.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2394  8                 GSCP VI HYDROEDGE HOLDINGS, L.L.C.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2395  7               GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2396  8                 GYMBO HOLDINGS, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2397  7               GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2398  8                 GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2399  7               GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2400  7               GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2401  7               GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2402  8                 PAPERCO INVESTMENTS, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2403  7               GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2404  7               GSCP VI Offshore PaperCo, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2405  7               GSCPVI BHC CAYMAN LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2406  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2407  7               HAWKER BEECHCRAFT, INC                             525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2408  7               HWBCC LLC                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2409  7               HWBCC LP                                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2410  7               INTERLINE BRANDS, INC.                             0 - N/A              Jacksonville  FL        Delaware
2411  7               KAR HOLDINGS II, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2412  7               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2413  7               LVB ACQUISITION HOLDING, LLC                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2414  7               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2415  7               ONTEX I S.A R.L.                                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2416  7               PROSIGHT INVESTMENT LLC                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2417  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2418  7               SPARTANSHIELD HOLDINGS                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2419  7               STEAK HOLDINGS, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2420  7               STEEL HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2421  7               Xella International Holdings S.a.r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2422  6             GSCP VI OFFSHORE ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2423  7               GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2424  6             GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2425  7               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2426  8                 GSCP VI OFFSHORE TXU HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2427  9                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2428  9                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           525990 - Other       Fort Worth    TX        Delaware
                            PARTNERSHIP                                  Financial Vehicles
2429  6             GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2430  6             GSCP VI OFFSHORE TXU HOLDINGS, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2303  7                Xella International Holdings S.a.r.l.                 LUXEMBOURG        50          N/A
2304  6              GSCP VI ADVISORS, L.L.C.                                UNITED STATES     N/A         N/A
2305  7                GS CAPITAL PARTNERS VI FUND, L.P.                     UNITED STATES     N/A         N/A
2306  6              UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED         GUERNSEY          N/A         43
2307  4          GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
2308  4          GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.              CAYMAN ISLANDS    100         N/A
2309  4          GS CAPITAL PARTNERS VI PIA FUND, L.P.                       UNITED STATES     N/A         N/A
2310  5            GS CAPITAL PARTNERS VI GMBH & CO. KG                      GERMANY           N/A         N/A
2311  6              BLADERUNNER S.A.R.L.                                    LUXEMBOURG        100         N/A
2312  6              BUCK HOLDINGS L.P.                                      UNITED STATES     N/A         21
2313  6              CUCINA HOLDINGS SARL                                    LUXEMBOURG        100         N/A
2314  6              EDAM ACQUISITION HOLDING I COOPERATIEF U.A.             NETHERLANDS       33          N/A
2315  6              GS EDAM DEBT HOLDINGS                                   CAYMAN ISLANDS    99          N/A
2316  6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
2317  6              GS MACE HOLDINGS LIMITED                                MAURITIUS         100         N/A
2318  6              GS SUNRAY GERMAN FUND I, LTD.                           CAYMAN ISLANDS    100         N/A
2319  7                GS SUNRAY GERMAN FUND, L.P.                           UNITED STATES     N/A         N/A
2320  8                  GS SUNRAY HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
2321  6              GS SUNRAY GERMAN FUND II, LTD.                          CAYMAN ISLANDS    100         N/A
2322  7                GS SUNRAY GERMAN FUND, L.P.                           UNITED STATES     N/A         N/A
2323  6              GS TELE CAYMAN                                          CAYMAN ISLANDS    100         N/A
2324  6              GSCP VI AA ONE HOLDING SARL                             LUXEMBOURG        100         N/A
2325  6              GSCP VI GERMANY EDGEMARC, INC.                          UNITED STATES     100         N/A
2326  6              GSCP VI GERMANY KNIGHT HOLDINGS CORP.                   UNITED STATES     100         N/A
2327  7                GSCP VI GERMANY KNIGHT HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2328  6              GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.               CAYMAN ISLANDS    100         N/A
2329  7                GSCP VI GERMANY TXU HOLDINGS, L.P.                    UNITED STATES     N/A         N/A
2330  8                  TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC            UNITED STATES     N/A         N/A
2331  8                  TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP    UNITED STATES     100         11
2332  6              GSCP VI GERMANY TXU HOLDINGS, LTD.                      CAYMAN ISLANDS    100         N/A
2333  7                GSCP VI GERMANY TXU HOLDINGS, L.P.                    UNITED STATES     N/A         N/A
2334  6              GSCP VI GMBH COMPASS CAYMAN GP CORP.                    UNITED STATES     100         N/A
2335  7                GSCP VI GMBH COMPASS HOLDINGS L.P.                    CAYMAN ISLANDS    N/A         N/A
2336  8                  COMPASS CAYMAN HOLDINGS L.P.                        CAYMAN ISLANDS    N/A         N/A
2337  6              GSCP VI GMBH COMPASS CAYMAN LTD.                        CAYMAN ISLANDS    100         N/A
2338  7                GSCP VI GMBH COMPASS HOLDINGS L.P.                    CAYMAN ISLANDS    N/A         N/A
2339  6              GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                     UNITED STATES     N/A         N/A
2340  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2341  6              GSCP VI GMBH HYDROEDGE (CAYMAN) LTD.                    UNITED STATES     100         N/A
2342  6              GSCP VI GMBH KNIGHT HOLDINGS                            CAYMAN ISLANDS    100         N/A
2343  7                GSCP VI GERMANY KNIGHT HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2344  6              GSCP VI GMBH NAVI GP, LTD.                              CAYMAN ISLANDS    100         N/A
2345  7                GSCP VI GMBH NAVI, L.P.                               CAYMAN ISLANDS    N/A         N/A
2346  6              GSCP VI GMBH NAVI, L.P.                                 CAYMAN ISLANDS    N/A         N/A
2347  6              GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.                UNITED STATES     N/A         N/A
2348  7                PAPERCO INVESTMENTS, L.P.                             CAYMAN ISLANDS    N/A         N/A
2349  6              GSCP VI GMBH STEEL HOLDINGS, L.L.C.                     UNITED STATES     N/A         N/A
2350  6              GSCP VI GmbH Investment Holdings (Cayman) Ltd.          CAYMAN ISLANDS    100         N/A
2351  7                GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.                 UNITED STATES     N/A         N/A
2352  7                GSCP VI GmbH PaperCo, L.L.C.                          UNITED STATES     N/A         N/A
2353  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2354  6              GSCP VI NORTH HOLDINGS S.A R.L.                         LUXEMBOURG        100         N/A
2355  6              GSCPVI BHC CAYMAN LTD.                                  CAYMAN ISLANDS    100         N/A
2356  6              HAWKER BEECHCRAFT, INC                                  UNITED STATES     46          N/A
2357  6              HWBCC LLC                                               UNITED STATES     N/A         N/A
2358  6              HWBCC LP                                                UNITED STATES     N/A         N/A
2359  6              INTERLINE BRANDS, INC.                                  UNITED STATES     81          N/A
2360  6              KAR HOLDINGS II, LLC                                    UNITED STATES     34          N/A
2361  6              LUX GSCP 6 / GSOP DEBT S.A R.L.                         LUXEMBOURG        100         N/A
2362  6              LVB ACQUISITION HOLDING, LLC                            UNITED STATES     24          N/A
2363  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2364  6              NORTH HOLDINGS CAYMAN CORP.                             CAYMAN ISLANDS    100         N/A
2365  6              OCEANS14 GMBH, LTD.                                     CAYMAN ISLANDS    100         N/A
2366  6              ONTEX I S.A R.L.                                        LUXEMBOURG        50          N/A
2367  6              PROSIGHT INVESTMENT LLC                                 UNITED STATES     N/A         N/A
2368  6              PVF HOLDINGS LLC                                        UNITED STATES     63          N/A
2369  6              SPARTANSHIELD HOLDINGS                                  UNITED STATES     N/A         N/A
2370  6              STEAK HOLDINGS, L.L.C.                                  UNITED STATES     N/A         N/A
2371  6              STEEL HOLDINGS, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2372  6              UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED         GUERNSEY          N/A         43
2373  6              Xella International Holdings S.a.r.l.                   LUXEMBOURG        50          N/A
2374  5            GS CAPITAL PARTNERS VI OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
2375  6              GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.              CAYMAN ISLANDS    N/A         N/A
2376  7                BLADERUNNER S.A.R.L.                                  LUXEMBOURG        100         N/A
2377  7                BUCK HOLDINGS L.P.                                    UNITED STATES     N/A         21
2378  7                CUCINA HOLDINGS SARL                                  LUXEMBOURG        100         N/A
2379  7                GS EDAM DEBT HOLDINGS                                 CAYMAN ISLANDS    99          N/A
2380  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2381  7                GS MACE HOLDINGS LIMITED                              MAURITIUS         100         N/A
2382  7                GS SUNRAY OFFSHORE FUND, L.P.                         UNITED STATES     N/A         N/A
2383  8                  GS SUNRAY HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
2384  7                GS SUNRAY OFFSHORE FUND, LTD.                         CAYMAN ISLANDS    100         N/A
2385  8                  GS SUNRAY OFFSHORE FUND, L.P.                       UNITED STATES     N/A         N/A
2386  7                GS TELE CAYMAN                                        CAYMAN ISLANDS    100         N/A
2387  7                GSCP VI AA ONE HOLDING SARL                           LUXEMBOURG        100         N/A
2388  7                GSCP VI NORTH HOLDINGS S.A R.L.                       LUXEMBOURG        100         N/A
2389  7                GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.              UNITED STATES     100         N/A
2390  8                  GSCP VI OFFSHORE COMPASS HOLDINGS L.P.              CAYMAN ISLANDS    N/A         N/A
2391  9                    COMPASS CAYMAN HOLDINGS L.P.                      CAYMAN ISLANDS    N/A         N/A
2392  7                GSCP VI OFFSHORE COMPASS HOLDINGS L.P.                CAYMAN ISLANDS    N/A         N/A
2393  7                GSCP VI OFFSHORE EDGEMARC, L.L.C.                     UNITED STATES     N/A         N/A
2394  8                  GSCP VI HYDROEDGE HOLDINGS, L.L.C.                  UNITED STATES     N/A         N/A
2395  7                GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.               UNITED STATES     N/A         N/A
2396  8                  GYMBO HOLDINGS, L.P.                                CAYMAN ISLANDS    N/A         N/A
2397  7                GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.                UNITED STATES     100         N/A
2398  8                  GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.              UNITED STATES     N/A         N/A
2399  7                GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.                UNITED STATES     N/A         N/A
2400  7                GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.             UNITED STATES     N/A         N/A
2401  7                GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.          UNITED STATES     N/A         N/A
2402  8                  PAPERCO INVESTMENTS, L.P.                           CAYMAN ISLANDS    N/A         N/A
2403  7                GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.               UNITED STATES     N/A         N/A
2404  7                GSCP VI Offshore PaperCo, L.L.C.                      UNITED STATES     N/A         N/A
2405  7                GSCPVI BHC CAYMAN LTD.                                CAYMAN ISLANDS    100         N/A
2406  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2407  7                HAWKER BEECHCRAFT, INC                                UNITED STATES     46          N/A
2408  7                HWBCC LLC                                             UNITED STATES     N/A         N/A
2409  7                HWBCC LP                                              UNITED STATES     N/A         N/A
2410  7                INTERLINE BRANDS, INC.                                UNITED STATES     81          N/A
2411  7                KAR HOLDINGS II, LLC                                  UNITED STATES     34          N/A
2412  7                LUX GSCP 6 / GSOP DEBT S.A R.L.                       LUXEMBOURG        100         N/A
2413  7                LVB ACQUISITION HOLDING, LLC                          UNITED STATES     24          N/A
2414  7                NORTH HOLDINGS CAYMAN CORP.                           CAYMAN ISLANDS    100         N/A
2415  7                ONTEX I S.A R.L.                                      LUXEMBOURG        50          N/A
2416  7                PROSIGHT INVESTMENT LLC                               UNITED STATES     N/A         N/A
2417  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2418  7                SPARTANSHIELD HOLDINGS                                UNITED STATES     N/A         N/A
2419  7                STEAK HOLDINGS, L.L.C.                                UNITED STATES     N/A         N/A
2420  7                STEEL HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2421  7                Xella International Holdings S.a.r.l.                 LUXEMBOURG        50          N/A
2422  6              GSCP VI OFFSHORE ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
2423  7                GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
2424  6              GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC            UNITED STATES     N/A         N/A
2425  7                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.            CAYMAN ISLANDS    N/A         N/A
2426  8                  GSCP VI OFFSHORE TXU HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2427  9                    TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC          UNITED STATES     N/A         N/A
2428  9                    TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP  UNITED STATES     100         11
2429  6              GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.              CAYMAN ISLANDS    N/A         N/A
2430  6              GSCP VI OFFSHORE TXU HOLDINGS, L.P.                     UNITED STATES     N/A         N/A

2431  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2432  6             UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED      525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2433  5           GS CAPITAL PARTNERS VI PARALLEL, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2434  6             BLADERUNNER S.A.R.L.                                 551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2435  6             BUCK HOLDINGS L.P.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2436  6             COMPASS DELAWARE HOLDINGS II CORP.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2437  6             CUCINA HOLDINGS SARL                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2438  6             EDAM ACQUISITION HOLDING I COOPERATIEF U.A.          525990 - Other       Hilversum               NETHERLANDS
                                                                         Financial Vehicles
2439  6             GS EDAM DEBT HOLDINGS                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2440  6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2441  6             GS MACE HOLDINGS LIMITED                             551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2442  6             GS SUNRAY HOLDINGS PARALLEL, L.L.C.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2443  7               GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2444  8                 Hyatt Hotels Corporation                         531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
2445  6             GS TELE CAYMAN                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2446  6             GSCP VI AA ONE PARALLEL HOLDING SARL                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2447  6             GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.           525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2448  6             GSCP VI PARALLEL EDGEMARC, L.L.C.                    525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2449  7               GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.         525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2450  6             GSCP VI PARALLEL HYDROEDGE, L.L.C.                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2451  6             GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2452  7               GSCP VI PARALLEL NORTH HOLDING CORP.               525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
2453  8                 RED SKY HOLDINGS L.P.                            525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
2454  6             GSCP VI PARALLEL PROSIGHT, L.L.C.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2455  7               ProSight Parallel Investment LLC                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2456  8                 PROSIGHT GLOBAL HOLDINGS LIMITED                 551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
2457  6             GSCP VI PARALLEL WHITELABEL B LLC                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2458  7               GSCP VI PARALLEL WHITELABEL S LLC                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2459  8                 ONTEX I S.A R.L.                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2460  6             GSCP VI PARALLEL WHITELABEL S LLC                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2461  6             GSCPVI BHC CAYMAN LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2462  6             GYMBO HOLDINGS, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2463  6             HAWKER BEECHCRAFT, INC                               525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2464  6             HWBCC LLC                                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2465  6             HWBCC LP                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2466  6             INTERLINE BRANDS, INC.                               0 - N/A              Jacksonville  FL        Delaware
2467  6             KAR HOLDINGS II, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2468  6             LUX GSCP 6 / GSOP DEBT S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2469  6             LVB ACQUISITION HOLDING, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2470  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2471  6             NORTH HOLDINGS CAYMAN CORP.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2472  6             PAPERCO INVESTMENTS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2473  6             PVF HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2474  6             STEAK HOLDINGS, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2475  6             STEEL HOLDINGS, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2476  6             TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2477  6             TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP     525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2478  6             TRANSUNION HOLDING COMPANY, INC.                     551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2479  6             VALOUR HOLDINGS GP, L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2480  7               U.S. SECURITY ASSOCIATES, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2481  6             Xella International Holdings S.a.r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2482  5           GS CAPITAL PARTNERS VI, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2483  6             GS CAPITAL PARTNERS VI FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2484  6             GSCP VI ADVISORS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2485  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2486  4         GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2487  4         GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2488  4         GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2489  4         GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2490  4         GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P. 525990 - Other       George Town             New York
                                                                         Financial Vehicles
2491  4         GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2492  4         GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2493  5           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2494  5           GS CAPITAL PARTNERS VI GMBH & CO. KG                   525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2495  5           GS CAPITAL PARTNERS VI OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2496  5           GS CAPITAL PARTNERS VI PARALLEL, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2497  5           GS CAPITAL PARTNERS VI, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2498  3       GS DIRECT, L.L.C.                                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2499  4         GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK            525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
2500  4         GS CHROMA HOLDINGS LIMITED                               525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2501  4         GS DIRECT GD LIMITED                                     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2502  4         GS DIRECT PHARMA LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2503  4         GS DIRECT VALENTINE HOLDINGS                             551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2504  4         GS HEAL HOLDINGS LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2505  4         GS LOGISTICS HOLDINGS LTD                                525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2506  4         GS PHERECLUS HOLDINGS LIMITED                            525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2507  4         GS Treasure S.a r.l.                                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2508  4         VGG HOLDING LLC                                          525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
2509  4         WATERCUBE HOLDINGS, L.L.C.                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2510  4         YES NETWORK HOLDING COMPANY, LLC                         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
2511  3       GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2512  4         GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2513  5           GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2514  6             GS LOAN PARTNERS I ONSHORE, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2515  7               GSLP I ONSHORE INVESTMENT FUND, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2516  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2517  8                 GSLP I ONSHORE HOLDINGS FUND, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2518  8                 GSLP I ONSHORE S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2519  9                   GSLP I ONSHORE (BRENNTAG) S.A R.L.             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2520  4         GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2521  3       GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2522  4         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE, LTD.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2523  5           GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2524  6             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2525  7               GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2526  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2527  8                 GSMP 2006 OFFSHORE INTERNATIONAL, LTD.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2528  9                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL      525990 - Other       George Town             CAYMAN
                            (BRENNTAG), LTD.                             Financial Vehicles                           ISLANDS
2529  9                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL,     525990 - Other       George Town             CAYMAN
                            LTD.                                         Financial Vehicles                           ISLANDS
2530  10                    GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2531  9                   SEVRES II S.A.R.L.                             525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2532  7               GSMP 2006 OFFSHORE S.A.R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2533  7               GSMP 2006 OFFSHORE US, LTD.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2534  8                 GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2535  8                 GSMP 2006 OFFSHORE HOLDINGS US, LTD.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2536  8                 GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2537  8                 GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2538  5           GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2539  4         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2540  5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2541  5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2542  4         GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2543  5           GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2544  6             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,       525990 - Other       New York      NY        Delaware
                      L.L.C.                                             Financial Vehicles
2545  7               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     525990 - Other       George Town             CAYMAN
                        L.P.                                             Financial Vehicles                           ISLANDS
2546  8                 GSMP 2006 INSTITUTIONAL INVESTMENT FUND, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2547  9                   GS Lux Management Services S.a r.l.            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2548  9                   GSMP 2006 INSTITUTIONAL INTERNATIONAL, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2549  10                    GSMP 2006 INSTITUTIONAL HOLDINGS             525990 - Other       George Town             CAYMAN
                              INTERNATIONAL, LTD.                        Financial Vehicles                           ISLANDS
2550  11                      GSMP 2006 INSTITUTIONAL HOLDINGS           525990 - Other       George Town             CAYMAN
                                INTERNATIONAL (BRENNTAG), LTD.           Financial Vehicles                           ISLANDS
2551  11                      GSMP 2006 INSTITUTIONAL HOLDINGS S.A.R.L.  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2552  10                    SEVRES II S.A.R.L.                           525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2553  9                   GSMP 2006 INSTITUTIONAL US, LTD.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2554  10                    GSMP 2006 INSTITUTIONAL HARRAH'S HOLDINGS,   525990 - Other       George Town             CAYMAN
                              LTD.                                       Financial Vehicles                           ISLANDS
2555  10                    GSMP 2006 INSTITUTIONAL HOLDINGS US, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2556  10                    GSMP 2006 INSTITUTIONAL MARSICO INVESTMENT,  525990 - Other       George Town             CAYMAN
                              LTD.                                       Financial Vehicles                           ISLANDS
2557  8                 GSMP 2006 INSTITUTIONAL S.A.R.L.                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2558  6             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS

2431  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2432  6              UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED         GUERNSEY          N/A         43
2433  5            GS CAPITAL PARTNERS VI PARALLEL, L.P.                     UNITED STATES     N/A         N/A
2434  6              BLADERUNNER S.A.R.L.                                    LUXEMBOURG        100         N/A
2435  6              BUCK HOLDINGS L.P.                                      UNITED STATES     N/A         21
2436  6              COMPASS DELAWARE HOLDINGS II CORP.                      UNITED STATES     100         N/A
2437  6              CUCINA HOLDINGS SARL                                    LUXEMBOURG        100         N/A
2438  6              EDAM ACQUISITION HOLDING I COOPERATIEF U.A.             NETHERLANDS       33          N/A
2439  6              GS EDAM DEBT HOLDINGS                                   CAYMAN ISLANDS    99          N/A
2440  6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
2441  6              GS MACE HOLDINGS LIMITED                                MAURITIUS         100         N/A
2442  6              GS SUNRAY HOLDINGS PARALLEL, L.L.C.                     UNITED STATES     N/A         N/A
2443  7                GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.             UNITED STATES     N/A         N/A
2444  8                  Hyatt Hotels Corporation                            UNITED STATES     7           N/A
2445  6              GS TELE CAYMAN                                          CAYMAN ISLANDS    100         N/A
2446  6              GSCP VI AA ONE PARALLEL HOLDING SARL                    LUXEMBOURG        100         N/A
2447  6              GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.              UNITED STATES     N/A         N/A
2448  6              GSCP VI PARALLEL EDGEMARC, L.L.C.                       UNITED STATES     N/A         N/A
2449  7                GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.            UNITED STATES     N/A         N/A
2450  6              GSCP VI PARALLEL HYDROEDGE, L.L.C.                      UNITED STATES     N/A         N/A
2451  6              GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.                LUXEMBOURG        100         N/A
2452  7                GSCP VI PARALLEL NORTH HOLDING CORP.                  CANADA            100         N/A
2453  8                  RED SKY HOLDINGS L.P.                               UNITED STATES     N/A         21
2454  6              GSCP VI PARALLEL PROSIGHT, L.L.C.                       UNITED STATES     N/A         N/A
2455  7                ProSight Parallel Investment LLC                      UNITED STATES     N/A         N/A
2456  8                  PROSIGHT GLOBAL HOLDINGS LIMITED                    BERMUDA           51          N/A
2457  6              GSCP VI PARALLEL WHITELABEL B LLC                       UNITED STATES     N/A         N/A
2458  7                GSCP VI PARALLEL WHITELABEL S LLC                     UNITED STATES     N/A         N/A
2459  8                  ONTEX I S.A R.L.                                    LUXEMBOURG        50          N/A
2460  6              GSCP VI PARALLEL WHITELABEL S LLC                       UNITED STATES     N/A         N/A
2461  6              GSCPVI BHC CAYMAN LTD.                                  CAYMAN ISLANDS    100         N/A
2462  6              GYMBO HOLDINGS, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2463  6              HAWKER BEECHCRAFT, INC                                  UNITED STATES     46          N/A
2464  6              HWBCC LLC                                               UNITED STATES     N/A         N/A
2465  6              HWBCC LP                                                UNITED STATES     N/A         N/A
2466  6              INTERLINE BRANDS, INC.                                  UNITED STATES     81          N/A
2467  6              KAR HOLDINGS II, LLC                                    UNITED STATES     34          N/A
2468  6              LUX GSCP 6 / GSOP DEBT S.A R.L.                         LUXEMBOURG        100         N/A
2469  6              LVB ACQUISITION HOLDING, LLC                            UNITED STATES     24          N/A
2470  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2471  6              NORTH HOLDINGS CAYMAN CORP.                             CAYMAN ISLANDS    100         N/A
2472  6              PAPERCO INVESTMENTS, L.P.                               CAYMAN ISLANDS    N/A         N/A
2473  6              PVF HOLDINGS LLC                                        UNITED STATES     63          N/A
2474  6              STEAK HOLDINGS, L.L.C.                                  UNITED STATES     N/A         N/A
2475  6              STEEL HOLDINGS, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2476  6              TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                UNITED STATES     N/A         N/A
2477  6              TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP        UNITED STATES     100         11
2478  6              TRANSUNION HOLDING COMPANY, INC.                        UNITED STATES     49          N/A
2479  6              VALOUR HOLDINGS GP, L.L.C.                              UNITED STATES     N/A         N/A
2480  7                U.S. SECURITY ASSOCIATES, L.P.                        UNITED STATES     N/A         N/A
2481  6              Xella International Holdings S.a.r.l.                   LUXEMBOURG        50          N/A
2482  5            GS CAPITAL PARTNERS VI, L.P.                              UNITED STATES     N/A         N/A
2483  6              GS CAPITAL PARTNERS VI FUND, L.P.                       UNITED STATES     N/A         N/A
2484  6              GSCP VI ADVISORS, L.L.C.                                UNITED STATES     N/A         N/A
2485  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2486  4          GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.       CAYMAN ISLANDS    100         N/A
2487  4          GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                UNITED STATES     N/A         N/A
2488  4          GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2489  4          GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                   UNITED STATES     N/A         N/A
2490  4          GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.    CAYMAN ISLANDS    N/A         N/A
2491  4          GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.           CAYMAN ISLANDS    100         N/A
2492  4          GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                    UNITED STATES     N/A         N/A
2493  5            GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
2494  5            GS CAPITAL PARTNERS VI GMBH & CO. KG                      GERMANY           N/A         N/A
2495  5            GS CAPITAL PARTNERS VI OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
2496  5            GS CAPITAL PARTNERS VI PARALLEL, L.P.                     UNITED STATES     N/A         N/A
2497  5            GS CAPITAL PARTNERS VI, L.P.                              UNITED STATES     N/A         N/A
2498  3        GS DIRECT, L.L.C.                                             UNITED STATES     N/A         N/A
2499  4          GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK               JAPAN             N/A         N/A
2500  4          GS CHROMA HOLDINGS LIMITED                                  MAURITIUS         100         N/A
2501  4          GS DIRECT GD LIMITED                                        MAURITIUS         100         N/A
2502  4          GS DIRECT PHARMA LIMITED                                    MAURITIUS         100         N/A
2503  4          GS DIRECT VALENTINE HOLDINGS                                CAYMAN ISLANDS    100         N/A
2504  4          GS HEAL HOLDINGS LIMITED                                    MAURITIUS         50          N/A
2505  4          GS LOGISTICS HOLDINGS LTD                                   MAURITIUS         100         N/A
2506  4          GS PHERECLUS HOLDINGS LIMITED                               MAURITIUS         100         N/A
2507  4          GS Treasure S.a r.l.                                        LUXEMBOURG        100         N/A
2508  4          VGG HOLDING LLC                                             UNITED STATES     19          N/A
2509  4          WATERCUBE HOLDINGS, L.L.C.                                  UNITED STATES     N/A         N/A
2510  4          YES NETWORK HOLDING COMPANY, LLC                            UNITED STATES     11          N/A
2511  3        GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.                  UNITED STATES     N/A         N/A
2512  4          GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                      UNITED STATES     N/A         N/A
2513  5            GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.             UNITED STATES     N/A         N/A
2514  6              GS LOAN PARTNERS I ONSHORE, L.P.                        UNITED STATES     N/A         N/A
2515  7                GSLP I ONSHORE INVESTMENT FUND, L.L.C.                UNITED STATES     N/A         N/A
2516  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2517  8                  GSLP I ONSHORE HOLDINGS FUND, L.L.C.                UNITED STATES     N/A         N/A
2518  8                  GSLP I ONSHORE S.A R.L.                             LUXEMBOURG        100         N/A
2519  9                    GSLP I ONSHORE (BRENNTAG) S.A R.L.                LUXEMBOURG        100         N/A
2520  4          GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.               UNITED STATES     N/A         N/A
2521  3        GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.          UNITED STATES     N/A         N/A
2522  4          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE, LTD.     CAYMAN ISLANDS    100         N/A
2523  5            GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.          UNITED STATES     N/A         N/A
2524  6              GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
2525  7                GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.              CAYMAN ISLANDS    100         N/A
2526  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2527  8                  GSMP 2006 OFFSHORE INTERNATIONAL, LTD.              CAYMAN ISLANDS    100         N/A
2528  9                    GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL         CAYMAN ISLANDS    100         N/A
                             (BRENNTAG), LTD.
2529  9                    GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL, LTD.   CAYMAN ISLANDS    100         N/A
2530  10                     GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.            LUXEMBOURG        100         N/A
2531  9                    SEVRES II S.A.R.L.                                UNITED KINGDOM    73          73
                                                                             (OTHER)
2532  7                GSMP 2006 OFFSHORE S.A.R.L.                           LUXEMBOURG        100         N/A
2533  7                GSMP 2006 OFFSHORE US, LTD.                           CAYMAN ISLANDS    100         N/A
2534  8                  GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.          CAYMAN ISLANDS    100         N/A
2535  8                  GSMP 2006 OFFSHORE HOLDINGS US, LTD.                CAYMAN ISLANDS    100         N/A
2536  8                  GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.         CAYMAN ISLANDS    100         N/A
2537  8                  GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.               CAYMAN ISLANDS    100         N/A
2538  5            GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
2539  4          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.              UNITED STATES     N/A         N/A
2540  5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2541  5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.             UNITED STATES     N/A         N/A
2542  4          GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.          CAYMAN ISLANDS    N/A         N/A
2543  5            GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.            CAYMAN ISLANDS    N/A         N/A
2544  6              GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.L.C.   UNITED STATES     N/A         N/A
2545  7                GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.P.   CAYMAN ISLANDS    N/A         N/A
2546  8                  GSMP 2006 INSTITUTIONAL INVESTMENT FUND, LTD.       CAYMAN ISLANDS    100         N/A
2547  9                    GS Lux Management Services S.a r.l.               LUXEMBOURG        100         N/A
2548  9                    GSMP 2006 INSTITUTIONAL INTERNATIONAL, LTD.       CAYMAN ISLANDS    100         N/A
2549  10                     GSMP 2006 INSTITUTIONAL HOLDINGS INTERNATIONAL, CAYMAN ISLANDS    100         N/A
                               LTD.
2550  11                       GSMP 2006 INSTITUTIONAL HOLDINGS              CAYMAN ISLANDS    100         N/A
                                 INTERNATIONAL (BRENNTAG), LTD.
2551  11                       GSMP 2006 INSTITUTIONAL HOLDINGS S.A.R.L.     LUXEMBOURG        100         N/A
2552  10                     SEVRES II S.A.R.L.                              UNITED KINGDOM    73          73
                                                                             (OTHER)
2553  9                    GSMP 2006 INSTITUTIONAL US, LTD.                  CAYMAN ISLANDS    100         N/A
2554  10                     GSMP 2006 INSTITUTIONAL HARRAH'S HOLDINGS, LTD. CAYMAN ISLANDS    100         N/A
2555  10                     GSMP 2006 INSTITUTIONAL HOLDINGS US, LTD.       CAYMAN ISLANDS    100         N/A
2556  10                     GSMP 2006 INSTITUTIONAL MARSICO INVESTMENT,     CAYMAN ISLANDS    100         N/A
                               LTD.
2557  8                  GSMP 2006 INSTITUTIONAL S.A.R.L.                    LUXEMBOURG        100         N/A
2558  6              GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.P.     CAYMAN ISLANDS    N/A         N/A

2559  5           GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2560  6             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2561  6             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2562  4         GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2563  4         GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2564  5           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2565  5           GS MEZZANINE PARTNERS 2006, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2566  4         GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2567  5           GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2568  5           GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2569  4         GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2570  5           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2571  5           GS MEZZANINE PARTNERS 2006, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2572  3       GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2573  4         GS FUND HOLDINGS, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2574  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE  525990 - Other       New York      NY        Delaware
                    II, L.L.C.                                           Financial Vehicles
2575  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2576  7               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2577  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2578  8                 GSMP V OFFSHORE INTERNATIONAL, LTD.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2579  9                   GSMP V OFFSHORE HOLDINGS INTERNATIONAL, LTD.   525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2580  9                   UMBRELLASTREAM LIMITED PARTNERSHIP             525990 - Other       St. Peter               GUERNSEY
                           INCORPORATED                                  Financial Vehicles   Port
2581  8                 GSMP V OFFSHORE INVESTMENT FUND, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2582  8                 GSMP V OFFSHORE S.a r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2583  8                 GSMP V OFFSHORE US, LTD.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2584  9                   GSMP V OFFSHORE MARSICO INVESTMENT, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2585  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2586  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE   525990 - Other       New York      NY        Delaware
                    II, L.L.C.                                           Financial Vehicles
2587  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2588  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2589  4         GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2590  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, 525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
2591  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2592  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2593  4         GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2594  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,  525990 - Other       New York      NY        Delaware
                    L.P.                                                 Financial Vehicles
2595  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2596  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2597  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE    525990 - Other       New York      NY        Delaware
                  II, L.L.C.                                             Financial Vehicles
2598  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,   525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
2599  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE II, 525990 - Other       New York      NY        Delaware
                  L.L.C.                                                 Financial Vehicles
2600  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,    525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
2601  4         GS MEZZANINE PARTNERS V PIA FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2602  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,  525990 - Other       New York      NY        Delaware
                    L.P.                                                 Financial Vehicles
2603  5           GS MEZZANINE PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2604  4         GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2605  5           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2606  6             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other       New York      NY        Delaware
                      ONSHORE, L.P.                                      Financial Vehicles
2607  6             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2608  4         GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2609  5           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2610  4         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2611  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, 525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
2612  5           GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2613  6             GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2614  7               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.   525990 - Other       George Town             New York
                                                                         Financial Vehicles
2615  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2616  8                 GSMP V INSTITUTIONAL INTERNATIONAL, LTD.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2617  9                   UMBRELLASTREAM LIMITED PARTNERSHIP             525990 - Other       St. Peter               GUERNSEY
                            INCORPORATED                                 Financial Vehicles   Port
2618  8                 GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2619  8                 GSMP V INSTITUTIONAL S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2620  8                 GSMP V INSTITUTIONAL US, LTD.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2621  9                   GSMP V INSTITUTIONAL MARSICO INVESTMENT, LTD.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2622  6             GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.     525990 - Other       George Town             New York
                                                                         Financial Vehicles
2623  5           GS MEZZANINE PARTNERS V OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2624  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2625  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2626  4         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2627  5           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2628  4         GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2629  3       GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2630  3       GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2631  4         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2632  5           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2633  4         GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2634  3       GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2635  4         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II, LLC 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2636  4         GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II, LLC 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2637  3       GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2638  3       GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2639  4         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII,    525990 - Other       New York      NY        Delaware
                  LLC                                                    Financial Vehicles
2640  5           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,    525910 - Open-End    New York      NY        Delaware
                    LLC                                                  Investment Funds
2641  4         GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2642  3       JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS        525910 - Open-End    Osasco                  BRAZIL
                NAO-PADRONIZADOS MULTICARTEIRA                           Investment Funds
2643  3       LIQUIDITYMATCH LLC                                         525990 - Other       Jersey City   NJ        Delaware
                                                                         Financial Vehicles
2644  3       M-CCP PARENT, INC.                                         525990 - Other       Charlotte     NC        Delaware
                                                                         Financial Vehicles
2645  4         M-CCP HOLDINGS, INC.                                     551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
2646  5           MERGENT, INC.                                          518210 - Data        Charlotte     NC        Delaware
                                                                         Processing, Hosting,
                                                                         and Related Services
2647  3       MBD 2011 ADVISORS, L.L.C.                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2648  4         MBD 2011, L.P.                                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2649  3       NYSE AMEX OPTIONS LLC                                      523210 - Securities  New York      NY        Delaware
                                                                         and Commodity
                                                                         Exchanges
2650  3       PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2651  4         PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2652  5           PRIVATE EQUITY GROUP MASTER FUND VIII, LLC             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2653  4         PRIVATE EQUITY GROUP MASTER FUND VIII, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2654  3       PIVOTAL HOLDINGS LTD.                                      525990 - Other       Montreal      QC        CANADA
                                                                         Financial Vehicles
2655  4         PIVOTAL PAYMENTS INC.                                    525990 - Other       Melville      NY        Delaware
                                                                         Financial Vehicles
2656  4         Pivotal Payments Corporation                             525990 - Other       Montreal      QC        CANADA
                                                                         Financial Vehicles
2657  3       PRLP VENTURES II, LLC                                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
2658  4         PRLP 2011 HOLDINGS LLC                                   551112 - Offices of  San Juan      PR        PUERTO RICO
                                                                         Other Holding
                                                                         Companies
2659  3       PRLP VENTURES LLC                                          525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2660  4         CPG/GS PR NPL, LLC                                       525990 - Other       San Juan                PUERTO RICO
                                                                         Financial Vehicles
2661  3       ProSight Equity Management Inc.                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2662  4         PROSIGHT INVESTMENT LLC                                  551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2663  4         ProSight Parallel Investment LLC                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2664  3       REDI GLOBAL TECHNOLOGIES LLC                               523120 - Securities  New York      NY        New York
                                                                         Brokerage
2665  3       REDLINE TRADING SOLUTIONS, INC.                            511210 -             Woburn        MA        Delaware
                                                                         Applications
                                                                         software, computer,
                                                                         packaged
2666  3       SHOELANE GP, L.L.C.                                        525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2667  4         SHOELANE, L.P.                                           525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2668  3       SPIRAL HOLDINGS INC.                                       525990 - Other       Woodcliff     NJ        Delaware
                                                                         Financial Vehicles   Lake
2669  4         SPIRAL INTERMEDIATE INC.                                 525990 - Other       Woodcliff     NJ        Delaware
                                                                         Financial Vehicles   Lake
2670  5           SYNCSORT INCORPORATED                                  541511 - Computer    Woodcliff     NJ        New Jersey
                                                                         program or software  Lake
                                                                         development
2671  3       STONE STREET PEP TECHNOLOGY 2000, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2672  4         BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2673  4         STONE STREET PEP TECHNOLOGY FUND 2000, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2674  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2008                                         Financial Vehicles
2675  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2676  4         W2008 INTERNATIONAL FINANCE SUB LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2677  5           W2007 BEAR L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2678  5           W2007/W2008 FINANCE LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2679  5           W2008 JUPITER INVESTMENT CAYMAN LTD.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2680  5           W2008 OUKA (DELAWARE) L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2681  5           W2008 RAINBOW 1 (DELAWARE) L.L.C.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2682  5           W2008 RAINBOW 2 (DELAWARE) L.L.C.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2683  5           W2008 RAINBOW 3 (DELAWARE) L.L.C.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2684  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2685  6             WHITEHALL EUROPEAN RE 7A S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2686  7               AMELIA HOLDING 1 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles

2559  5            GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
2560  6              GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.        UNITED STATES     N/A         N/A
2561  6              GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
2562  4          GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2563  4          GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                   UNITED STATES     N/A         N/A
2564  5            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.            UNITED STATES     N/A         N/A
2565  5            GS MEZZANINE PARTNERS 2006, L.P.                          UNITED STATES     N/A         N/A
2566  4          GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2567  5            GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.            CAYMAN ISLANDS    N/A         N/A
2568  5            GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
2569  4          GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                   UNITED STATES     N/A         N/A
2570  5            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.            UNITED STATES     N/A         N/A
2571  5            GS MEZZANINE PARTNERS 2006, L.P.                          UNITED STATES     N/A         N/A
2572  3        GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.             UNITED STATES     N/A         N/A
2573  4          GS FUND HOLDINGS, L.L.C.                                    UNITED STATES     N/A         N/A
2574  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE II, UNITED STATES     N/A         N/A
                     L.L.C.
2575  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2576  7                GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
2577  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2578  8                  GSMP V OFFSHORE INTERNATIONAL, LTD.                 CAYMAN ISLANDS    100         N/A
2579  9                    GSMP V OFFSHORE HOLDINGS INTERNATIONAL, LTD.      UNITED STATES     100         N/A
2580  9                    UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED   GUERNSEY          N/A         43
2581  8                  GSMP V OFFSHORE INVESTMENT FUND, LTD.               CAYMAN ISLANDS    100         N/A
2582  8                  GSMP V OFFSHORE S.a r.l.                            LUXEMBOURG        100         N/A
2583  8                  GSMP V OFFSHORE US, LTD.                            CAYMAN ISLANDS    100         N/A
2584  9                    GSMP V OFFSHORE MARSICO INVESTMENT, LTD.          CAYMAN ISLANDS    100         N/A
2585  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2586  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE II,  UNITED STATES     N/A         N/A
                     L.L.C.
2587  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.            UNITED STATES     N/A         N/A
2588  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
2589  4          GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.        CAYMAN ISLANDS    100         N/A
2590  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                     L.P.
2591  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2592  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2593  4          GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2594  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,     UNITED STATES     N/A         N/A
                     L.P.
2595  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.            UNITED STATES     N/A         N/A
2596  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
2597  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE II,   UNITED STATES     N/A         N/A
                   L.L.C.
2598  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, L.P. CAYMAN ISLANDS    N/A         N/A
2599  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE II,    UNITED STATES     N/A         N/A
                   L.L.C.
2600  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE, L.P.  UNITED STATES     N/A         N/A
2601  4          GS MEZZANINE PARTNERS V PIA FUND, L.P.                      UNITED STATES     N/A         N/A
2602  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,     UNITED STATES     N/A         N/A
                     L.P.
2603  5            GS MEZZANINE PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
2604  4          GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.               UNITED STATES     N/A         N/A
2605  5            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                 UNITED STATES     N/A         N/A
2606  6              GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,   UNITED STATES     N/A         N/A
                       L.P.
2607  6              GS MEZZANINE PARTNERS V, L.P.                           UNITED STATES     N/A         N/A
2608  4          GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.                  UNITED STATES     N/A         N/A
2609  5            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                 UNITED STATES     N/A         N/A
2610  4          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.             CAYMAN ISLANDS    N/A         N/A
2611  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                     L.P.
2612  5            GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.               CAYMAN ISLANDS    N/A         N/A
2613  6              GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C.      UNITED STATES     N/A         N/A
2614  7                GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.      CAYMAN ISLANDS    N/A         N/A
2615  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2616  8                  GSMP V INSTITUTIONAL INTERNATIONAL, LTD.            CAYMAN ISLANDS    100         N/A
2617  9                    UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED   GUERNSEY          N/A         43
2618  8                  GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.          CAYMAN ISLANDS    100         N/A
2619  8                  GSMP V INSTITUTIONAL S.A R.L.                       LUXEMBOURG        100         N/A
2620  8                  GSMP V INSTITUTIONAL US, LTD.                       CAYMAN ISLANDS    100         N/A
2621  9                    GSMP V INSTITUTIONAL MARSICO INVESTMENT, LTD.     CAYMAN ISLANDS    100         N/A
2622  6              GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
2623  5            GS MEZZANINE PARTNERS V OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2624  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2625  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2626  4          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.             CAYMAN ISLANDS    100         N/A
2627  5            GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.           CAYMAN ISLANDS    N/A         N/A
2628  4          GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   UNITED STATES     N/A         N/A
2629  3        GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.                 UNITED STATES     N/A         N/A
2630  3        GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                         UNITED STATES     N/A         N/A
2631  4          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I, LLC     UNITED STATES     N/A         N/A
2632  5            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC     UNITED STATES     N/A         N/A
2633  4          GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I, LLC     UNITED STATES     N/A         N/A
2634  3        GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                        UNITED STATES     N/A         N/A
2635  4          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II, LLC    UNITED STATES     N/A         N/A
2636  4          GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II, LLC    UNITED STATES     N/A         N/A
2637  3        GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                        UNITED STATES     N/A         N/A
2638  3        GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                       UNITED STATES     N/A         N/A
2639  4          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII, LLC   UNITED STATES     N/A         N/A
2640  5            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC   UNITED STATES     N/A         N/A
2641  4          GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC     UNITED STATES     N/A         N/A
2642  3        JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS           BRAZIL            100         N/A
                 NAO-PADRONIZADOS MULTICARTEIRA
2643  3        LIQUIDITYMATCH LLC                                            UNITED STATES     N/A         N/A
2644  3        M-CCP PARENT, INC.                                            UNITED STATES     100         N/A
2645  4          M-CCP HOLDINGS, INC.                                        UNITED STATES     100         N/A
2646  5            MERGENT, INC.                                             UNITED STATES     100         N/A
2647  3        MBD 2011 ADVISORS, L.L.C.                                     UNITED STATES     N/A         N/A
2648  4          MBD 2011, L.P.                                              UNITED STATES     N/A         N/A
2649  3        NYSE AMEX OPTIONS LLC                                         UNITED STATES     N/A         N/A
2650  3        PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                         UNITED STATES     N/A         N/A
2651  4          PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC                UNITED STATES     N/A         N/A
2652  5            PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                UNITED STATES     N/A         N/A
2653  4          PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                  UNITED STATES     N/A         N/A
2654  3        PIVOTAL HOLDINGS LTD.                                         CANADA            1           N/A
2655  4          PIVOTAL PAYMENTS INC.                                       UNITED STATES     100         N/A
2656  4          Pivotal Payments Corporation                                CANADA            100         N/A
2657  3        PRLP VENTURES II, LLC                                         UNITED STATES     N/A         N/A
2658  4          PRLP 2011 HOLDINGS LLC                                      UNITED STATES     N/A         N/A
2659  3        PRLP VENTURES LLC                                             UNITED STATES     N/A         N/A
2660  4          CPG/GS PR NPL, LLC                                          PUERTO RICO       N/A         N/A
2661  3        ProSight Equity Management Inc.                               UNITED STATES     100         N/A
2662  4          PROSIGHT INVESTMENT LLC                                     UNITED STATES     N/A         N/A
2663  4          ProSight Parallel Investment LLC                            UNITED STATES     N/A         N/A
2664  3        REDI GLOBAL TECHNOLOGIES LLC                                  UNITED STATES     N/A         N/A
2665  3        REDLINE TRADING SOLUTIONS, INC.                               UNITED STATES     100         N/A
2666  3        SHOELANE GP, L.L.C.                                           UNITED STATES     N/A         N/A
2667  4          SHOELANE, L.P.                                              UNITED STATES     N/A         N/A
2668  3        SPIRAL HOLDINGS INC.                                          UNITED STATES     19          N/A
2669  4          SPIRAL INTERMEDIATE INC.                                    UNITED STATES     100         N/A
2670  5            SYNCSORT INCORPORATED                                     UNITED STATES     100         N/A
2671  3        STONE STREET PEP TECHNOLOGY 2000, L.L.C.                      UNITED STATES     N/A         N/A
2672  4          BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.                UNITED STATES     N/A         N/A
2673  4          STONE STREET PEP TECHNOLOGY FUND 2000, L.P.                 UNITED STATES     N/A         N/A
2674  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2008
2675  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
2676  4          W2008 INTERNATIONAL FINANCE SUB LTD.                        CAYMAN ISLANDS    100         N/A
2677  5            W2007 BEAR L.L.C.                                         UNITED STATES     N/A         N/A
2678  5            W2007/W2008 FINANCE LTD.                                  CAYMAN ISLANDS    100         N/A
2679  5            W2008 JUPITER INVESTMENT CAYMAN LTD.                      CAYMAN ISLANDS    100         N/A
2680  5            W2008 OUKA (DELAWARE) L.L.C.                              UNITED STATES     N/A         N/A
2681  5            W2008 RAINBOW 1 (DELAWARE) L.L.C.                         UNITED STATES     N/A         N/A
2682  5            W2008 RAINBOW 2 (DELAWARE) L.L.C.                         UNITED STATES     N/A         N/A
2683  5            W2008 RAINBOW 3 (DELAWARE) L.L.C.                         UNITED STATES     N/A         N/A
2684  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
2685  6              WHITEHALL EUROPEAN RE 7A S.A R.L.                       LUXEMBOURG        100         N/A
2686  7                AMELIA HOLDING 1 B.V.                                 NETHERLANDS       100         N/A

2687  7               RESTIO B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2688  8                 SATUREA B.V.                                     531390 - Other       Amsterdam               NETHERLANDS
                                                                         activities related
                                                                         to real estate
2689  9                   LANCASTER GMBH & CO. KG                        525990 - Other       Dusseldorf              GERMANY
                                                                         Financial Vehicles
2690  9                   LANCASTER HOLDING GmbH                         525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2691  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2692  6             WHITEHALL EUROPEAN RE 8A S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2693  7               AMELIA HOLDING 1 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2694  7               RESTIO B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2695  5           WHITEHALL EUROPEAN RE 9 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2696  6             Whitehall European RE 9A S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2697  7               AMELIA HOLDING 1 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2698  7               RESTIO B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2699  2     GOLDMAN, SACHS & CO. FINANZ GMBH                             551112 - Offices of  Frankfurt am            GERMANY
                                                                         Other Holding        Main
                                                                         Companies
2700  3       GOLDMAN SACHS AG                                           522110 - Commercial  Frankfurt am            GERMANY
                                                                         Banking              Main
2701  2     GOLDMAN, SACHS & CO. WERTPAPIER GMBH                         523110 - Investment  Frankfurt am            GERMANY
                                                                         Banking and          Main
                                                                         Securities Dealing
2702  2     GREENE AVENUE LIHTC LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2703  2     GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011    525990 - Other       George Town             CAYMAN
              OFFSHORE ADVISORS INC.                                     Financial Vehicles                           ISLANDS
2704  3       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011  525990 - Other       George Town             CAYMAN
                OFFSHORE L.P.                                            Financial Vehicles                           ISLANDS
2705  4         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other       George Town             CAYMAN
                  2011 OFFSHORE HOLDINGS L.P.                            Financial Vehicles                           ISLANDS
2706  5           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   551112 - Offices of  George Town             CAYMAN
                    2011 OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.  Other Holding                                ISLANDS
                                                                         Companies
2707  2     GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011    525990 - Other       George Town             CAYMAN
               OFFSHORE HOLDINGS ADVISORS INC.                           Financial Vehicles                           ISLANDS
2708  3       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011  525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS L.P.                                   Financial Vehicles                           ISLANDS
2709  2     GS (ASIA) L.P.                                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2710  2     GS - MPIM I, LLC                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2711  2     GS 1 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2712  3       GS 1 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2713  2     GS 2 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2714  3       GS 2 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2715  2     GS 20 FRONT MEMBER LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2716  2     GS 2280 FDB MEMBER LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2717  2     GS 230 PARK ADVISORS, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2718  2     GS 3 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2719  3       GS 3 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2720  2     GS 4 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2721  3       GS 4 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2722  2     GS 5 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2723  3       GS 5 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2724  2     GS 5555 HOLLYWOOD MEMBER LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2725  2     GS 6 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2726  3       GS 6 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2727  2     GS 7 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2728  3       GS 7 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2729  2     GS ACA, LLC                                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2730  2     GS ADMINISTRATIVE SERVICES, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2731  2     GS ADVISORS 2000, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2732  3       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2733  4         FS Invest S.a r.l.                                       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2734  4         GS 2000-I, L.L.C.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2735  4         GSCP 2000 OFFSHORE CCH HOLDING                           525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
2736  4         SUNGARD CAPITAL CORP.                                    51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2737  3       GS CAPITAL PARTNERS 2000, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2738  4         FS Invest S.a r.l.                                       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2739  4         GS 2000-I, L.L.C.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2740  4         SUNGARD CAPITAL CORP.                                    51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2741  2     GS ADVISORS II, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2742  2     GS ADVISORS III, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2743  3       GS CAPITAL PARTNERS III OFFSHORE, L.P.                     525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
2744  3       GS CAPITAL PARTNERS III, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2745  4         EACCESS HOLDINGS L.L.C.                                  551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2746  2     GS ADVISORS V AIV, LTD.                                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2747  3       GSCP V AIV, L.P.                                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2748  3       GSCP V INSTITUTIONAL AIV, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2749  2     GS ADVISORS V, L.L.C.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2750  3       GS CAPITAL PARTNERS V GMBH & CO. KG                        525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2751  3       GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2752  3       GS CAPITAL PARTNERS V OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2753  3       GS CAPITAL PARTNERS V, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2754  3       GS PRYSMIAN CO-INVEST GP LIMITED                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2755  2     GS ADVISORS VI AIV, LTD.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2756  3       GSCP VI AIV, L.P.                                          525990 - Other       George Town             New York
                                                                         Financial Vehicles
2757  4         UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED          525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2758  3       GSCP VI PARALLEL AIV, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2759  4         UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED          525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2760  2     GS ADVISORS VI, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2761  3       GS CAPITAL PARTNERS VI GMBH & CO. KG                       525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2762  3       GS CAPITAL PARTNERS VI OFFSHORE, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2763  3       GS CAPITAL PARTNERS VI PARALLEL, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2764  3       GS CAPITAL PARTNERS VI, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2765  3       PAPERCO HOLDINGS, L.P.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2766  2     GS ADVISORS, L.L.C.                                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2767  2     GS AT ADVISORS, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2768  2     GS AYCO SENIOR HOLDING LLC                                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2769  3       GS AYCO HOLDING LLC                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2770  4         MERCER ALLIED COMPANY, L.P.                              523120 - Securities  Saratoga      NY        Delaware
                                                                         Brokerage            Springs
2771  4         SARATOGA SPRINGS LLC                                     551112 - Offices of  Saratoga      NY        Delaware
                                                                         Other Holding        Springs
                                                                         Companies
2772  5           THE AYCO COMPANY, L.P.                                 523930 - Investment  Saratoga      NY        Delaware
                                                                         Advice               Springs
2773  6             MERCER ALLIED COMPANY, L.P.                          523120 - Securities  Saratoga      NY        Delaware
                                                                         Brokerage            Springs
2774  6             THE AYCO SERVICES AGENCY, L.P.                       524210 - Insurance   Saratoga      NY        Delaware
                                                                         Agencies and         Springs
                                                                         Brokerages
2775  7               MERCAY CORPORATION                                 551112 - Offices of  Saratoga      NY        Delaware
                                                                         Other Holding        Springs
                                                                         Companies
2776  8                 THE AYCO SERVICES INSURANCE AGENCY, INC.         524210 - Insurance   Saratoga      NY        New York
                                                                         Agencies and         Springs
                                                                         Brokerages
2777  4         THE AYCO COMPANY, L.P.                                   523930 - Investment  Saratoga      NY        Delaware
                                                                         Advice               Springs
2778  4         THE AYCO SERVICES AGENCY, L.P.                           524210 - Insurance   Saratoga      NY        Delaware
                                                                         Agencies and         Springs
                                                                         Brokerages
2779  2     GS BMET ADVISORS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2780  3       GOLDMAN SACHS BMET INVESTORS, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2781  2     GS BMET OFFSHORE ADVISORS, INC.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2782  3       GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2783  3       GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2784  4         GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2785  2     GS BPC Parking Garage, LLC                                   531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
2786  2     GS CABLE ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2787  3       GOLDMAN SACHS CABLE INVESTORS, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2788  2     GS CABLE INVESTORS SLP, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2789  3       GOLDMAN SACHS CABLE INVESTORS, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2790  2     GS CAPITAL OPPORTUNITIES LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2791  3       GS FINANCING OPPORTUNITIES LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2792  2     GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2793  3       FS Invest S.a r.l.                                         525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2794  3       GS 2000-I, L.L.C.                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2795  3       GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG        525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
2796  3       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2797  3       GS CAPITAL PARTNERS 2000, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2798  3       SUNGARD CAPITAL CORP.                                      51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2799  2     GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG          525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
2800  2     GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2801  2     GS CAPITAL PARTNERS 2000, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2802  2     GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP       525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
2803  2     GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP      525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2804  2     GS CAPITAL PARTNERS III OFFSHORE, L.P.                       525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
2805  2     GS CAPITAL PARTNERS III, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2806  2     GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2807  2     GS CAPITAL PARTNERS V GMBH & CO. KG                          525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2808  2     GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2809  2     GS CAPITAL PARTNERS V OFFSHORE, L.P.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2810  2     GS CAPITAL PARTNERS V PCP FUND, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2811  2     GS CAPITAL PARTNERS V PIA FUND, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2812  2     GS CAPITAL PARTNERS V, L.P.                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2813  2     GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                   525990 - Other       New York      NY        New York
                                                                         Financial Vehicles
2814  2     GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS

2687  7                RESTIO B.V.                                           NETHERLANDS       100         N/A
2688  8                  SATUREA B.V.                                        NETHERLANDS       100         N/A
2689  9                    LANCASTER GMBH & CO. KG                           GERMANY           100         100
2690  9                    LANCASTER HOLDING GmbH                            GERMANY           100         N/A
2691  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
2692  6              WHITEHALL EUROPEAN RE 8A S.A R.L.                       LUXEMBOURG        100         N/A
2693  7                AMELIA HOLDING 1 B.V.                                 NETHERLANDS       100         N/A
2694  7                RESTIO B.V.                                           NETHERLANDS       100         N/A
2695  5            WHITEHALL EUROPEAN RE 9 S.A R.L.                          LUXEMBOURG        100         N/A
2696  6              Whitehall European RE 9A S.a r.l.                       LUXEMBOURG        100         N/A
2697  7                AMELIA HOLDING 1 B.V.                                 NETHERLANDS       100         N/A
2698  7                RESTIO B.V.                                           NETHERLANDS       100         N/A
2699  2      GOLDMAN, SACHS & CO. FINANZ GMBH                                GERMANY           100         N/A
2700  3        GOLDMAN SACHS AG                                              GERMANY           100         N/A
2701  2      GOLDMAN, SACHS & CO. WERTPAPIER GMBH                            GERMANY           100         N/A
2702  2      GREENE AVENUE LIHTC LLC                                         UNITED STATES     N/A         N/A
2703  2      GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011       CAYMAN ISLANDS    100         N/A
                OFFSHORE ADVISORS INC.
2704  3        GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011     CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE L.P.
2705  4          GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011   CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS L.P.
2706  5            GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011 CAYMAN ISLANDS    100         N/A
                     OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.
2707  2      GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011       CAYMAN ISLANDS    100         N/A
               OFFSHORE HOLDINGS ADVISORS INC.
2708  3        GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011     CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS L.P.
2709  2      GS (ASIA) L.P.                                                  UNITED STATES     N/A         N/A
2710  2      GS - MPIM I, LLC                                                UNITED STATES     N/A         N/A
2711  2      GS 1 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2712  3        GS 1 S.A R.L.                                                 LUXEMBOURG        100         N/A
2713  2      GS 2 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2714  3        GS 2 S.A R.L.                                                 LUXEMBOURG        100         N/A
2715  2      GS 20 FRONT MEMBER LLC                                          UNITED STATES     N/A         N/A
2716  2      GS 2280 FDB MEMBER LLC                                          UNITED STATES     N/A         N/A
2717  2      GS 230 PARK ADVISORS, L.L.C.                                    UNITED STATES     N/A         N/A
2718  2      GS 3 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2719  3        GS 3 S.A R.L.                                                 LUXEMBOURG        100         N/A
2720  2      GS 4 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2721  3        GS 4 S.A R.L.                                                 LUXEMBOURG        100         N/A
2722  2      GS 5 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2723  3        GS 5 S.A R.L.                                                 LUXEMBOURG        100         N/A
2724  2      GS 5555 HOLLYWOOD MEMBER LLC                                    UNITED STATES     N/A         N/A
2725  2      GS 6 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2726  3        GS 6 S.A R.L.                                                 LUXEMBOURG        100         N/A
2727  2      GS 7 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2728  3        GS 7 S.A R.L.                                                 LUXEMBOURG        100         N/A
2729  2      GS ACA, LLC                                                     UNITED STATES     N/A         N/A
2730  2      GS ADMINISTRATIVE SERVICES, LLC                                 UNITED STATES     N/A         N/A
2731  2      GS ADVISORS 2000, L.L.C.                                        UNITED STATES     N/A         N/A
2732  3        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
2733  4          FS Invest S.a r.l.                                          LUXEMBOURG        44          N/A
2734  4          GS 2000-I, L.L.C.                                           UNITED STATES     N/A         N/A
2735  4          GSCP 2000 OFFSHORE CCH HOLDING                              CAYMAN ISLANDS    100         N/A
2736  4          SUNGARD CAPITAL CORP.                                       UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2737  3        GS CAPITAL PARTNERS 2000, L.P.                                UNITED STATES     N/A         N/A
2738  4          FS Invest S.a r.l.                                          LUXEMBOURG        44          N/A
2739  4          GS 2000-I, L.L.C.                                           UNITED STATES     N/A         N/A
2740  4          SUNGARD CAPITAL CORP.                                       UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2741  2      GS ADVISORS II, L.L.C.                                          UNITED STATES     N/A         N/A
2742  2      GS ADVISORS III, L.L.C.                                         UNITED STATES     N/A         N/A
2743  3        GS CAPITAL PARTNERS III OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
2744  3        GS CAPITAL PARTNERS III, L.P.                                 UNITED STATES     N/A         N/A
2745  4          EACCESS HOLDINGS L.L.C.                                     UNITED STATES     N/A         N/A
2746  2      GS ADVISORS V AIV, LTD.                                         CAYMAN ISLANDS    100         N/A
2747  3        GSCP V AIV, L.P.                                              CAYMAN ISLANDS    N/A         N/A
2748  3        GSCP V INSTITUTIONAL AIV, L.P.                                CAYMAN ISLANDS    N/A         N/A
2749  2      GS ADVISORS V, L.L.C.                                           UNITED STATES     N/A         N/A
2750  3        GS CAPITAL PARTNERS V GMBH & CO. KG                           GERMANY           N/A         N/A
2751  3        GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                     UNITED STATES     N/A         N/A
2752  3        GS CAPITAL PARTNERS V OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2753  3        GS CAPITAL PARTNERS V, L.P.                                   UNITED STATES     N/A         N/A
2754  3        GS PRYSMIAN CO-INVEST GP LIMITED                              CAYMAN ISLANDS    100         N/A
2755  2      GS ADVISORS VI AIV, LTD.                                        CAYMAN ISLANDS    100         N/A
2756  3        GSCP VI AIV, L.P.                                             CAYMAN ISLANDS    N/A         N/A
2757  4          UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED             GUERNSEY          N/A         43
2758  3        GSCP VI PARALLEL AIV, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2759  4          UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED             GUERNSEY          N/A         43
2760  2      GS ADVISORS VI, L.L.C.                                          UNITED STATES     N/A         N/A
2761  3        GS CAPITAL PARTNERS VI GMBH & CO. KG                          GERMANY           N/A         N/A
2762  3        GS CAPITAL PARTNERS VI OFFSHORE, L.P.                         CAYMAN ISLANDS    N/A         N/A
2763  3        GS CAPITAL PARTNERS VI PARALLEL, L.P.                         UNITED STATES     N/A         N/A
2764  3        GS CAPITAL PARTNERS VI, L.P.                                  UNITED STATES     N/A         N/A
2765  3        PAPERCO HOLDINGS, L.P.                                        UNITED STATES     N/A         N/A
2766  2      GS ADVISORS, L.L.C.                                             UNITED STATES     N/A         N/A
2767  2      GS AT ADVISORS, L.L.C.                                          UNITED STATES     N/A         N/A
2768  2      GS AYCO SENIOR HOLDING LLC                                      UNITED STATES     N/A         N/A
2769  3        GS AYCO HOLDING LLC                                           UNITED STATES     N/A         N/A
2770  4          MERCER ALLIED COMPANY, L.P.                                 UNITED STATES     N/A         N/A
2771  4          SARATOGA SPRINGS LLC                                        UNITED STATES     N/A         N/A
2772  5            THE AYCO COMPANY, L.P.                                    UNITED STATES     N/A         N/A
2773  6              MERCER ALLIED COMPANY, L.P.                             UNITED STATES     N/A         N/A
2774  6              THE AYCO SERVICES AGENCY, L.P.                          UNITED STATES     N/A         N/A
2775  7                MERCAY CORPORATION                                    UNITED STATES     100         N/A
2776  8                  THE AYCO SERVICES INSURANCE AGENCY, INC.            UNITED STATES     100         N/A
2777  4          THE AYCO COMPANY, L.P.                                      UNITED STATES     N/A         N/A
2778  4          THE AYCO SERVICES AGENCY, L.P.                              UNITED STATES     N/A         N/A
2779  2      GS BMET ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
2780  3        GOLDMAN SACHS BMET INVESTORS, L.P.                            UNITED STATES     N/A         N/A
2781  2      GS BMET OFFSHORE ADVISORS, INC.                                 CAYMAN ISLANDS    100         N/A
2782  3        GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.          CAYMAN ISLANDS    N/A         N/A
2783  3        GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.                   CAYMAN ISLANDS    N/A         N/A
2784  4          GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.        CAYMAN ISLANDS    N/A         N/A
2785  2      GS BPC Parking Garage, LLC                                      UNITED STATES     N/A         N/A
2786  2      GS CABLE ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
2787  3        GOLDMAN SACHS CABLE INVESTORS, L.P.                           UNITED STATES     N/A         N/A
2788  2      GS CABLE INVESTORS SLP, L.L.C.                                  UNITED STATES     N/A         N/A
2789  3        GOLDMAN SACHS CABLE INVESTORS, L.P.                           UNITED STATES     N/A         N/A
2790  2      GS CAPITAL OPPORTUNITIES LLC                                    UNITED STATES     N/A         N/A
2791  3        GS FINANCING OPPORTUNITIES LLC                                UNITED STATES     N/A         N/A
2792  2      GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                    UNITED STATES     N/A         N/A
2793  3        FS Invest S.a r.l.                                            LUXEMBOURG        44          N/A
2794  3        GS 2000-I, L.L.C.                                             UNITED STATES     N/A         N/A
2795  3        GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG           GERMANY           N/A         N/A
2796  3        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
2797  3        GS CAPITAL PARTNERS 2000, L.P.                                UNITED STATES     N/A         N/A
2798  3        SUNGARD CAPITAL CORP.                                         UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2799  2      GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG             GERMANY           N/A         N/A
2800  2      GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                         CAYMAN ISLANDS    N/A         N/A
2801  2      GS CAPITAL PARTNERS 2000, L.P.                                  UNITED STATES     N/A         N/A
2802  2      GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP          GERMANY           N/A         N/A
2803  2      GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP         GERMANY           N/A         N/A
2804  2      GS CAPITAL PARTNERS III OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2805  2      GS CAPITAL PARTNERS III, L.P.                                   UNITED STATES     N/A         N/A
2806  2      GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                       UNITED STATES     N/A         N/A
2807  2      GS CAPITAL PARTNERS V GMBH & CO. KG                             GERMANY           N/A         N/A
2808  2      GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                       UNITED STATES     N/A         N/A
2809  2      GS CAPITAL PARTNERS V OFFSHORE, L.P.                            CAYMAN ISLANDS    N/A         N/A
2810  2      GS CAPITAL PARTNERS V PCP FUND, L.P.                            UNITED STATES     N/A         N/A
2811  2      GS CAPITAL PARTNERS V PIA FUND, L.P.                            UNITED STATES     N/A         N/A
2812  2      GS CAPITAL PARTNERS V, L.P.                                     UNITED STATES     N/A         N/A
2813  2      GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                      UNITED STATES     N/A         N/A
2814  2      GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.               CAYMAN ISLANDS    N/A         N/A

2815  2     GS CAPITAL PARTNERS VI GMBH & CO. KG                         525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2816  2     GS CAPITAL PARTNERS VI OFFSHORE, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2817  2     GS CAPITAL PARTNERS VI PARALLEL, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2818  2     GS CAPITAL PARTNERS VI PIA FUND, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2819  2     GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2820  2     GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2821  2     GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.     525990 - Other       George Town             New York
                                                                         Financial Vehicles
2822  2     GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2823  2     GS CAPITAL PARTNERS VI, L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2824  2     GS COMMERCIAL REAL ESTATE LP                                 522292 - Real Estate New York      NY        Delaware
                                                                         Credit
2825  2     GS CORE INNOVATIONS INVESTOR LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2826  2     GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2827  2     GS DGC ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2828  3       GOLDMAN SACHS DGC INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2829  2     GS DGC OFFSHORE ADVISORS, INC.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2830  3       GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2831  3       GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2832  4         GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2833  2     GS DIRECT, L.L.C.                                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2834  2     GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2835  3       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2836  3       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2837  2     GS DIVERSIFIED FUNDING LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2838  3       GS DIVERSIFIED HOLDINGS LIMITED                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2839  3       GS DIVERSIFIED INVESTMENTS LIMITED                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2840  4         GS CAPITAL FUNDING (UK) 1 LIMITED                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2841  3       PANDA INVESTMENTS LTD                                      551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2842  2     GS EDMC ADVISORS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2843  3       GOLDMAN SACHS EDMC INVESTORS, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2844  2     GS EDMC INVESTORS SLP, L.L.C.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2845  2     GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2846  3       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2847  4         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2848  4         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2849  2     GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2850  2     GS EMPLOYEE FUNDS 2000 GP, L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2851  3       GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2852  3       GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2853  3       GS PIA 2000 EMPLOYEE FUND, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2854  4         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2855  4         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2856  3       GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2857  4         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2858  2     GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2859  3       GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2860  3       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2861  2     GS FINANCE CORP.                                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2862  2     GS FINANCIAL SERVICES II, LLC                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2863  3       AMAGANSETT ASSETS                                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2864  3       ASSET FUNDING COMPANY IV LIMITED                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2865  3       GS FUNDING EUROPE                                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2866  4         AMAGANSETT FUNDING LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2867  4         AMAGANSETT II ASSETS LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2868  4         GS FUNDING EUROPE I LTD.                                 551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2869  5           GS FUNDING EUROPE II LTD.                              551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2870  4         GS FUNDING EUROPE II LTD.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2871  2     GS FINANCIAL SERVICES L.P. (DEL)                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2872  2     GS FUND HOLDINGS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2873  2     GS FUNDING OPPORTUNITIES II LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2874  3       GS FUNDING OPPORTUNITIES LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2875  2     GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2876  3       GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2877  4         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2878  5           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2879  6             MATADOR INFRA B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2880  7               RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE C.V. 525910 - Open-End    Mexico City             MEXICO
                                                                         Investment Funds
2881  5           GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2882  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2883  5           GSIP GLOBAL ADVISORS 2006, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2884  6             GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2885  5           GSIP I Mezzanine Global and International S.a r.l.     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2886  5           GSPX CARRIX LLC                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2887  6             GSPX, L.P.                                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2888  6             PX 3, L.P.                                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2889  5           GSPX, L.P.                                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2890  5           TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2891  5           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2892  2     GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2893  2     GS GLOBAL INVESTMENTS, CO.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2894  3       GS GLOBAL INVESTMENTS UK, INC.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2895  4         COUNTY UK LIMITED                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2896  5           COUNTY FUNDING                                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
2897  6             COUNTY ASSETS LIMITED                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2898  2     GS GLOBAL MARKETS, INC.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2899  2     GS HOLDINGS (DELAWARE) L.L.C. II                             551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2900  3       GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.               551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2901  3       GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2902  3       GOLDMAN SACHS PARENTIS LIMITED                             551114 - Corporate,  George Town             CAYMAN
                                                                         Subsidiary, and                              ISLANDS
                                                                         Regional Managing
                                                                         Offices
2903  4         GOLDMAN SACHS SERVICES LIMITED                           54121 - Accounting,  Tortola                 UNITED
                                                                         Tax Preparation,                             KINGDOM
                                                                         Bookkeeping and                              (OTHER)
                                                                         Payroll Services
2904  3       GS LENDING PARTNERS HOLDINGS LLC                           525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
2905  4         GOLDMAN SACHS LENDING PARTNERS LLC                       522294 - Secondary   New York      NY        Delaware
                                                                         Market Financing
2906  3       PANDA INVESTMENTS LTD                                      551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2907  2     GS HUDSON FERRY HOLDINGS LLC                                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2908  3       HUDSON FERRY OWNER HOLDINGS LLC                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2909  4         HUDSON FERRY OWNER 1 LLC                                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2910  4         HUDSON FERRY OWNER 2 LLC                                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2911  3       HUDSON FERRY PARENT 1 LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2912  4         HUDSON FERRY OWNER HOLDINGS LLC                          551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2913  3       HUDSON FERRY PARENT 2 LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2914  4         HUDSON FERRY PARENT 1 LLC                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2915  2     GS HULL HOLDING, INC.                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2916  3       THE HULL GROUP, L.L.C.                                     551112 - Offices of  Chicago       IL        Illinois,
                                                                         Other Holding                                Cook Country
                                                                         Companies
2917  2     GS INDIA HOLDINGS (DELAWARE) L.L.C.                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2918  3       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2919  3       GS INDIA HOLDINGS L.P.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2920  2     GS INDIA HOLDINGS L.P.                                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2921  2     GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2922  3       GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2923  3       GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2924  4         GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2925  5           MATADOR INFRA B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2926  4         GSPX, L.P.                                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2927  4         MATADOR GEN PAR B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2928  5           GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.           525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2929  4         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2930  4         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2931  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2932  4         GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2933  5           GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.         525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2934  6             GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2935  7               GSPX, L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2936  7               PX 3, L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2937  4         GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2938  4         GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.           525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2939  4         GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2940  4         GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2941  5           GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2942  4         GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2815  2      GS CAPITAL PARTNERS VI GMBH & CO. KG                            GERMANY           N/A         N/A
2816  2      GS CAPITAL PARTNERS VI OFFSHORE, L.P.                           CAYMAN ISLANDS    N/A         N/A
2817  2      GS CAPITAL PARTNERS VI PARALLEL, L.P.                           UNITED STATES     N/A         N/A
2818  2      GS CAPITAL PARTNERS VI PIA FUND, L.P.                           UNITED STATES     N/A         N/A
2819  2      GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                    UNITED STATES     N/A         N/A
2820  2      GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                       UNITED STATES     N/A         N/A
2821  2      GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
2822  2      GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                        UNITED STATES     N/A         N/A
2823  2      GS CAPITAL PARTNERS VI, L.P.                                    UNITED STATES     N/A         N/A
2824  2      GS COMMERCIAL REAL ESTATE LP                                    UNITED STATES     N/A         N/A
2825  2      GS CORE INNOVATIONS INVESTOR LLC                                UNITED STATES     N/A         N/A
2826  2      GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.                 UNITED STATES     N/A         N/A
2827  2      GS DGC ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
2828  3        GOLDMAN SACHS DGC INVESTORS, L.P.                             UNITED STATES     N/A         N/A
2829  2      GS DGC OFFSHORE ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A
2830  3        GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.           CAYMAN ISLANDS    N/A         N/A
2831  3        GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2832  4          GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.         CAYMAN ISLANDS    N/A         N/A
2833  2      GS DIRECT, L.L.C.                                               UNITED STATES     N/A         N/A
2834  2      GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.           UNITED STATES     N/A         N/A
2835  3        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P.      CAYMAN ISLANDS    N/A         N/A
2836  3        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.               UNITED STATES     N/A         N/A
2837  2      GS DIVERSIFIED FUNDING LLC                                      UNITED STATES     N/A         N/A
2838  3        GS DIVERSIFIED HOLDINGS LIMITED                               CAYMAN ISLANDS    100         N/A
2839  3        GS DIVERSIFIED INVESTMENTS LIMITED                            UNITED STATES     100         N/A
2840  4          GS CAPITAL FUNDING (UK) 1 LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2841  3        PANDA INVESTMENTS LTD                                         MAURITIUS         99          N/A
2842  2      GS EDMC ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
2843  3        GOLDMAN SACHS EDMC INVESTORS, L.P.                            UNITED STATES     N/A         N/A
2844  2      GS EDMC INVESTORS SLP, L.L.C.                                   UNITED STATES     N/A         N/A
2845  2      GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.                CAYMAN ISLANDS    N/A         N/A
2846  3        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2847  4          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.             UNITED STATES     N/A         N/A
2848  4          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                UNITED STATES     N/A         N/A
2849  2      GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                            CAYMAN ISLANDS    N/A         N/A
2850  2      GS EMPLOYEE FUNDS 2000 GP, L.L.C.                               UNITED STATES     N/A         N/A
2851  3        GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.               UNITED STATES     N/A         N/A
2852  3        GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                  UNITED STATES     N/A         N/A
2853  3        GS PIA 2000 EMPLOYEE FUND, L.P.                               UNITED STATES     N/A         N/A
2854  4          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.             UNITED STATES     N/A         N/A
2855  4          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                UNITED STATES     N/A         N/A
2856  3        GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                      CAYMAN ISLANDS    N/A         N/A
2857  4          GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.            CAYMAN ISLANDS    N/A         N/A
2858  2      GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                      UNITED STATES     N/A         N/A
2859  3        GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.              CAYMAN ISLANDS    N/A         N/A
2860  3        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2861  2      GS FINANCE CORP.                                                UNITED STATES     100         N/A
2862  2      GS FINANCIAL SERVICES II, LLC                                   UNITED STATES     N/A         N/A
2863  3        AMAGANSETT ASSETS                                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2864  3        ASSET FUNDING COMPANY IV LIMITED                              CAYMAN ISLANDS    100         N/A
2865  3        GS FUNDING EUROPE                                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2866  4          AMAGANSETT FUNDING LIMITED                                  CAYMAN ISLANDS    100         N/A
2867  4          AMAGANSETT II ASSETS LIMITED                                CAYMAN ISLANDS    100         N/A
2868  4          GS FUNDING EUROPE I LTD.                                    CAYMAN ISLANDS    100         N/A
2869  5            GS FUNDING EUROPE II LTD.                                 CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
2870  4          GS FUNDING EUROPE II LTD.                                   CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Redeemable
                                                                                                                   shares.
2871  2      GS FINANCIAL SERVICES L.P. (DEL)                                UNITED STATES     N/A         N/A
2872  2      GS FUND HOLDINGS, L.L.C.                                        UNITED STATES     N/A         N/A
2873  2      GS FUNDING OPPORTUNITIES II LLC                                 UNITED STATES     N/A         N/A
2874  3        GS FUNDING OPPORTUNITIES LLC                                  UNITED STATES     N/A         N/A
2875  2      GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.         UNITED STATES     N/A         N/A
2876  3        GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.     UNITED STATES     N/A         N/A
2877  4          GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                   UNITED STATES     N/A         N/A
2878  5            GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.     NETHERLANDS       N/A         N/A
2879  6              MATADOR INFRA B.V.                                      NETHERLANDS       100         N/A
2880  7                RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE C.V.    MEXICO            79          N/A
2881  5            GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.            UNITED STATES     N/A         N/A
2882  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
2883  5            GSIP GLOBAL ADVISORS 2006, L.L.C.                         UNITED STATES     N/A         N/A
2884  6              GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.          UNITED STATES     N/A         N/A
2885  5            GSIP I Mezzanine Global and International S.a r.l.        LUXEMBOURG        100         N/A
2886  5            GSPX CARRIX LLC                                           UNITED STATES     N/A         N/A
2887  6              GSPX, L.P.                                              UNITED STATES     N/A         N/A
2888  6              PX 3, L.P.                                              UNITED STATES     N/A         N/A
2889  5            GSPX, L.P.                                                UNITED STATES     N/A         N/A
2890  5            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                  UNITED STATES     N/A         N/A
2891  5            TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP          UNITED STATES     100         11
2892  2      GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                       UNITED STATES     N/A         N/A
2893  2      GS GLOBAL INVESTMENTS, CO.                                      UNITED STATES     100         N/A
2894  3        GS GLOBAL INVESTMENTS UK, INC.                                UNITED STATES     100         N/A
2895  4          COUNTY UK LIMITED                                           CAYMAN ISLANDS    100         100
2896  5            COUNTY FUNDING                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2897  6              COUNTY ASSETS LIMITED                                   CAYMAN ISLANDS    100         N/A
2898  2      GS GLOBAL MARKETS, INC.                                         UNITED STATES     100         N/A
2899  2      GS HOLDINGS (DELAWARE) L.L.C. II                                UNITED STATES     N/A         N/A
2900  3        GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                  UNITED STATES     N/A         N/A
2901  3        GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                  UNITED STATES     100         N/A
2902  3        GOLDMAN SACHS PARENTIS LIMITED                                CAYMAN ISLANDS    100         N/A
2903  4          GOLDMAN SACHS SERVICES LIMITED                              BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
2904  3        GS LENDING PARTNERS HOLDINGS LLC                              UNITED STATES     N/A         N/A
2905  4          GOLDMAN SACHS LENDING PARTNERS LLC                          UNITED STATES     N/A         N/A
2906  3        PANDA INVESTMENTS LTD                                         MAURITIUS         99          N/A
2907  2      GS HUDSON FERRY HOLDINGS LLC                                    UNITED STATES     N/A         N/A
2908  3        HUDSON FERRY OWNER HOLDINGS LLC                               UNITED STATES     N/A         N/A
2909  4          HUDSON FERRY OWNER 1 LLC                                    UNITED STATES     N/A         N/A
2910  4          HUDSON FERRY OWNER 2 LLC                                    UNITED STATES     N/A         N/A
2911  3        HUDSON FERRY PARENT 1 LLC                                     UNITED STATES     N/A         N/A
2912  4          HUDSON FERRY OWNER HOLDINGS LLC                             UNITED STATES     N/A         N/A
2913  3        HUDSON FERRY PARENT 2 LLC                                     UNITED STATES     N/A         N/A
2914  4          HUDSON FERRY PARENT 1 LLC                                   UNITED STATES     N/A         N/A
2915  2      GS HULL HOLDING, INC.                                           UNITED STATES     100         N/A
2916  3        THE HULL GROUP, L.L.C.                                        UNITED STATES     N/A         N/A
2917  2      GS INDIA HOLDINGS (DELAWARE) L.L.C.                             UNITED STATES     N/A         N/A
2918  3        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                  UNITED STATES     N/A         N/A
2919  3        GS INDIA HOLDINGS L.P.                                        UNITED STATES     N/A         N/A
2920  2      GS INDIA HOLDINGS L.P.                                          UNITED STATES     N/A         N/A
2921  2      GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                         UNITED STATES     N/A         N/A
2922  3        GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                     UNITED STATES     N/A         N/A
2923  3        GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.              UNITED STATES     N/A         N/A
2924  4          GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.                NETHERLANDS       N/A         N/A
2925  5            MATADOR INFRA B.V.                                        NETHERLANDS       100         N/A
2926  4          GSPX, L.P.                                                  UNITED STATES     N/A         N/A
2927  4          MATADOR GEN PAR B.V.                                        NETHERLANDS       100         N/A
2928  5            GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.              NETHERLANDS       N/A         N/A
2929  4          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                    UNITED STATES     N/A         N/A
2930  4          TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP            UNITED STATES     100         11
2931  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.              CAYMAN ISLANDS    N/A         N/A
2932  4          GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC                UNITED STATES     N/A         N/A
2933  5            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.            UNITED STATES     N/A         N/A
2934  6              GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2935  7                GSPX, L.P.                                            UNITED STATES     N/A         N/A
2936  7                PX 3, L.P.                                            UNITED STATES     N/A         N/A
2937  4          GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.       NETHERLANDS       N/A         N/A
2938  4          GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.              UNITED STATES     N/A         N/A
2939  4          GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                     UNITED STATES     N/A         N/A
2940  4          GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                     UNITED STATES     100         N/A
2941  5            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                   UNITED STATES     N/A         N/A
2942  4          GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                     UNITED STATES     N/A         N/A

2943  4         GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2944  5           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2945  6             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,    525990 - Other       New York      NY        Delaware
                      L.P.                                               Financial Vehicles
2946  7               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2947  8                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2948  8                 TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP 525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2949  6             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2950  7               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,  525990 - Other       New York      NY        Delaware
                        L.P.                                             Financial Vehicles
2951  4         GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2952  4         GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2953  4         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2954  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2955  4         GSIP I Mezzanine Global and International S.a r.l.       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2956  4         GSIP INTERNATIONAL ADVISORS 2006, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2957  5           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2958  2     GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2959  3       GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2960  3       GS INFRASTRUCTURE PARTNERS II LUX, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2961  2     GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2962  3       GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2963  3       GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2964  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
2965  4         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE    525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
2966  5           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2967  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  525990 - Other       George Town             CAYMAN
                LTD.                                                     Financial Vehicles                           ISLANDS
2968  4         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
2969  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE      525990 - Other       George Town             CAYMAN
                FUND, L.P.                                               Financial Vehicles                           ISLANDS
2970  2     GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2971  2     GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2972  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2973  4         GSIP GREENHOUSE, L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2974  2     GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,    525990 - Other       George Town             CAYMAN
              L.P.                                                       Financial Vehicles                           ISLANDS
2975  2     GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2976  2     GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR,      525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
2977  2     GS INVESTMENT STRATEGIES CANADA INC.                         523930 - Investment  Toronto       ON        CANADA
                                                                         Advice
2978  2     GS INVESTMENT STRATEGIES, LLC                                523920 - Portfolio   New York      NY        Delaware
                                                                         Management
2979  3       GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND         551112 - Offices of  NEW YORK      NY        Delaware
                HOLDINGS (DEL.) VII, LLC                                 Other Holding
                                                                         Companies
2980  3       GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                  525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
2981  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND       525910 - Open-End    George Town             CAYMAN
                  HOLDINGS OFFSHORE, L.P.                                Investment Funds                             ISLANDS
2982  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND       525910 - Open-End    Wilmington    DE        Delaware
                  HOLDINGS, L.P.                                         Investment Funds
2983  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P. 525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
2984  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     525910 - Open-End    Wilmington    DE        Delaware
                    HOLDINGS, L.P.                                       Investment Funds
2985  5           GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2986  4         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2987  4         GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2988  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,    525910 - Open-End    Wilmington    DE        Delaware
                    L.P.                                                 Investment Funds
2989  4         GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE FUND, 525910 - Open-End    New York      NY        Delaware
                  L.P.                                                   Investment Funds
2990  4         GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE       525910 - Open-End    Camana Bay              CAYMAN
                  EMPLOYEE FUND, L.P.                                    Investment Funds                             ISLANDS
2991  4         GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2992  4         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING   525910 - Open-End    George Town             CAYMAN
                  FUND, L.P.                                             Investment Funds                             ISLANDS
2993  4         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2994  5           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING 525910 - Open-End    George Town             CAYMAN
                    FUND, L.P.                                           Investment Funds                             ISLANDS
2995  4         GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2996  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,    525910 - Open-End    Wilmington    DE        Delaware
                    L.P.                                                 Investment Funds
2997  4         GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2998  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,    525910 - Open-End    Wilmington    DE        Delaware
                    L.P.                                                 Investment Funds
2999  3       GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3000  4         GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE SUB-TRUST 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3001  5           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING 525910 - Open-End    George Town             CAYMAN
                    FUND, L.P.                                           Investment Funds                             ISLANDS
3002  3       GS TDN Advisors, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3003  4         Goldman Sachs TDN Investors Offshore, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3004  3       LIBERTY HARBOR, LLC                                        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3005  3       SCIOS INVESTMENT PARTNERS GP, LLC                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3006  4         SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3007  2     GS ISS ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3008  3       GOLDMAN SACHS ISS INVESTORS, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3009  4         FS Invest S.a r.l.                                       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
3010  2     GS JRVR OFFSHORE ADVISORS, INC.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3011  3       GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3012  2     GS KMI ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3013  3       GOLDMAN SACHS KMI INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3014  2     GS KMI INVESTORS SLP, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3015  2     GS LEG INVESTORS (EURO) COMPANY                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3016  3       LANCASTER COINVESTORS A S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3017  4         RESTIO B.V.                                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3018  3       LANCASTER COINVESTORS S.A R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3019  4         RESTIO B.V.                                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3020  2     GS LEG INVESTORS COMPANY                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3021  3       LANCASTER COINVESTORS A S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3022  3       LANCASTER COINVESTORS S.A R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3023  2     GS LOAN PARTNERS I ADVISORS, LTD.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3024  3       GS LOAN PARTNERS I, L.P.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3025  4         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3026  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3027  5           GSLP I JAGUAR INVESTMENT A CORP.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3028  5           GSLP I OFFSHORE A S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3029  6             GSLP I OFFSHORE A (BRENNTAG) S.A R.L.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3030  5           GSLP I OFFSHORE HOLDINGS FUND A, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3031  3       GSLP I OFFSHORE HOLDINGS FUND A, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3032  3       GSLP I OFFSHORE INVESTMENT FUND A, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3033  2     GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3034  2     GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3035  3       GS LOAN PARTNERS I OFFSHORE B, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3036  4         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3037  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3038  5           GSLP I JAGUAR INVESTMENT B CORP.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3039  5           GSLP I OFFSHORE B S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3040  6             GSLP I Offshore B (Brenntag) S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3041  5           GSLP I OFFSHORE HOLDINGS FUND B, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3042  3       GSLP I OFFSHORE HOLDINGS FUND B, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3043  3       GSLP I OFFSHORE INVESTMENT FUND B, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3044  2     GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3045  3       GS LOAN PARTNERS I OFFSHORE C, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3046  4         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3047  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3048  5           GSLP I JAGUAR INVESTMENT C CORP.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3049  5           GSLP I OFFSHORE C S.A R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3050  6             GSLP I Offshore C (Brenntag) S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3051  5           GSLP I OFFSHORE HOLDINGS FUND C, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3052  3       GSLP I OFFSHORE HOLDINGS FUND C, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3053  3       GSLP I OFFSHORE INVESTMENT FUND C, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3054  2     GS LOAN PARTNERS I OFFSHORE B, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3055  2     GS LOAN PARTNERS I OFFSHORE C, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3056  2     GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3057  3       GS LOAN PARTNERS I ONSHORE, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3058  3       GSLP I ONSHORE HOLDINGS FUND, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3059  2     GS LOAN PARTNERS I ONSHORE, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3060  2     GS LOAN PARTNERS I, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3061  2     GS LVB ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3062  3       GS LVB CO-INVEST, L.P.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3063  4         LVB ACQUISITION HOLDING, LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3064  2     GS MBA INVESTOR LLC                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3065  2     GS MBEYE ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3066  3       GOLDMAN SACHS MBEYE INVESTORS, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3067  2     GS MEHETIA CORP.                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3068  3       GS MEHETIA PARTNERSHIP LP                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3069  4         MEHETIA HOLDINGS INC.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3070  3       MEHETIA HOLDINGS INC.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2943  4          GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC      UNITED STATES     N/A         N/A
2944  5            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.      CAYMAN ISLANDS    N/A         N/A
2945  6              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE, L.P.  UNITED STATES     N/A         N/A
2946  7                GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.         UNITED STATES     N/A         N/A
2947  8                  TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC            UNITED STATES     N/A         N/A
2948  8                  TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP    UNITED STATES     100         11
2949  6              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC         UNITED STATES     N/A         N/A
2950  7                GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,     UNITED STATES     N/A         N/A
                         L.P.
2951  4          GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.        CAYMAN ISLANDS    N/A         N/A
2952  4          GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.               UNITED STATES     N/A         N/A
2953  4          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.       CAYMAN ISLANDS    N/A         N/A
2954  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
2955  4          GSIP I Mezzanine Global and International S.a r.l.          LUXEMBOURG        100         N/A
2956  4          GSIP INTERNATIONAL ADVISORS 2006, L.L.C.                    UNITED STATES     N/A         N/A
2957  5            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.     CAYMAN ISLANDS    N/A         N/A
2958  2      GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                         UNITED STATES     N/A         N/A
2959  3        GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.                    UNITED STATES     N/A         N/A
2960  3        GS INFRASTRUCTURE PARTNERS II LUX, L.P.                       UNITED STATES     N/A         N/A
2961  2      GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.          UNITED STATES     N/A         N/A
2962  3        GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.       UNITED STATES     N/A         N/A
2963  3        GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.     UNITED STATES     N/A         N/A
2964  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,     CAYMAN ISLANDS    N/A         N/A
                 L.P.
2965  4          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, CAYMAN ISLANDS    N/A         N/A
                   L.P.
2966  5            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.          CAYMAN ISLANDS    N/A         N/A
2967  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,     CAYMAN ISLANDS    100         N/A
                 LTD.
2968  4          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
2969  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,   CAYMAN ISLANDS    N/A         N/A
                 L.P.
2970  2      GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.                UNITED STATES     N/A         N/A
2971  2      GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.             CAYMAN ISLANDS    100         N/A
2972  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.             CAYMAN ISLANDS    N/A         N/A
2973  4          GSIP GREENHOUSE, L.L.C.                                     UNITED STATES     N/A         N/A
2974  2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.  CAYMAN ISLANDS    N/A         N/A
2975  2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.                CAYMAN ISLANDS    N/A         N/A
2976  2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR, L.L.C.  UNITED STATES     N/A         N/A
2977  2      GS INVESTMENT STRATEGIES CANADA INC.                            CANADA            100         N/A
2978  2      GS INVESTMENT STRATEGIES, LLC                                   UNITED STATES     N/A         N/A
2979  3        GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND HOLDINGS   UNITED STATES     N/A         N/A
                 (DEL.) VII, LLC
2980  3        GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                     UNITED STATES     N/A         N/A
2981  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND HOLDINGS CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
2982  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND          UNITED STATES     N/A         N/A
                   HOLDINGS, L.P.
2983  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    UNITED STATES     N/A         N/A
2984  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND        UNITED STATES     N/A         N/A
                     HOLDINGS, L.P.
2985  5            GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.       CAYMAN ISLANDS    N/A         N/A
2986  4          GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
2987  4          GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.            UNITED STATES     N/A         N/A
2988  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.  UNITED STATES     N/A         N/A
2989  4          GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE FUND,    UNITED STATES     N/A         N/A
                   L.P.
2990  4          GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE EMPLOYEE CAYMAN ISLANDS    N/A         N/A
                   FUND, L.P.
2991  4          GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
2992  4          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING      CAYMAN ISLANDS    N/A         N/A
                   FUND, L.P.
2993  4          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.            CAYMAN ISLANDS    N/A         N/A
2994  5            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING    CAYMAN ISLANDS    N/A         N/A
                     FUND, L.P.
2995  4          GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.             UNITED STATES     N/A         N/A
2996  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.  UNITED STATES     N/A         N/A
2997  4          GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                     UNITED STATES     N/A         N/A
2998  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.  UNITED STATES     N/A         N/A
2999  3        GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
3000  4          GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE SUB-TRUST    CAYMAN ISLANDS    100         N/A
3001  5            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING    CAYMAN ISLANDS    N/A         N/A
                     FUND, L.P.
3002  3        GS TDN Advisors, L.L.C.                                       UNITED STATES     N/A         N/A
3003  4          Goldman Sachs TDN Investors Offshore, L.P.                  CAYMAN ISLANDS    N/A         N/A
3004  3        LIBERTY HARBOR, LLC                                           UNITED STATES     N/A         N/A
3005  3        SCIOS INVESTMENT PARTNERS GP, LLC                             UNITED STATES     N/A         N/A
3006  4          SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3007  2      GS ISS ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3008  3        GOLDMAN SACHS ISS INVESTORS, L.P.                             CAYMAN ISLANDS    N/A         N/A
3009  4          FS Invest S.a r.l.                                          LUXEMBOURG        44          N/A
3010  2      GS JRVR OFFSHORE ADVISORS, INC.                                 CAYMAN ISLANDS    100         N/A
3011  3        GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.                   CAYMAN ISLANDS    N/A         N/A
3012  2      GS KMI ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3013  3        GOLDMAN SACHS KMI INVESTORS, L.P.                             UNITED STATES     N/A         N/A
3014  2      GS KMI INVESTORS SLP, L.L.C.                                    UNITED STATES     N/A         N/A
3015  2      GS LEG INVESTORS (EURO) COMPANY                                 CAYMAN ISLANDS    100         N/A
3016  3        LANCASTER COINVESTORS A S.A R.L.                              LUXEMBOURG        100         N/A
3017  4          RESTIO B.V.                                                 NETHERLANDS       100         N/A
3018  3        LANCASTER COINVESTORS S.A R.L.                                LUXEMBOURG        N/A         N/A
3019  4          RESTIO B.V.                                                 NETHERLANDS       100         N/A
3020  2      GS LEG INVESTORS COMPANY                                        CAYMAN ISLANDS    100         N/A
3021  3        LANCASTER COINVESTORS A S.A R.L.                              LUXEMBOURG        100         N/A
3022  3        LANCASTER COINVESTORS S.A R.L.                                LUXEMBOURG        N/A         N/A
3023  2      GS LOAN PARTNERS I ADVISORS, LTD.                               CAYMAN ISLANDS    100         N/A
3024  3        GS LOAN PARTNERS I, L.P.                                      CAYMAN ISLANDS    N/A         N/A
3025  4          GSLP I OFFSHORE INVESTMENT FUND A, L.P.                     CAYMAN ISLANDS    N/A         N/A
3026  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
3027  5            GSLP I JAGUAR INVESTMENT A CORP.                          UNITED STATES     100         N/A
3028  5            GSLP I OFFSHORE A S.A.R.L.                                LUXEMBOURG        100         N/A
3029  6              GSLP I OFFSHORE A (BRENNTAG) S.A R.L.                   LUXEMBOURG        100         N/A
3030  5            GSLP I OFFSHORE HOLDINGS FUND A, L.P.                     CAYMAN ISLANDS    N/A         N/A
3031  3        GSLP I OFFSHORE HOLDINGS FUND A, L.P.                         CAYMAN ISLANDS    N/A         N/A
3032  3        GSLP I OFFSHORE INVESTMENT FUND A, L.P.                       CAYMAN ISLANDS    N/A         N/A
3033  2      GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                          UNITED STATES     N/A         N/A
3034  2      GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.                    CAYMAN ISLANDS    100         N/A
3035  3        GS LOAN PARTNERS I OFFSHORE B, L.P.                           CAYMAN ISLANDS    N/A         N/A
3036  4          GSLP I OFFSHORE INVESTMENT FUND B, L.P.                     CAYMAN ISLANDS    N/A         N/A
3037  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
3038  5            GSLP I JAGUAR INVESTMENT B CORP.                          UNITED STATES     100         N/A
3039  5            GSLP I OFFSHORE B S.A.R.L.                                LUXEMBOURG        100         N/A
3040  6              GSLP I Offshore B (Brenntag) S.a r.l.                   LUXEMBOURG        100         N/A
3041  5            GSLP I OFFSHORE HOLDINGS FUND B, L.P.                     CAYMAN ISLANDS    N/A         N/A
3042  3        GSLP I OFFSHORE HOLDINGS FUND B, L.P.                         CAYMAN ISLANDS    N/A         N/A
3043  3        GSLP I OFFSHORE INVESTMENT FUND B, L.P.                       CAYMAN ISLANDS    N/A         N/A
3044  2      GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.                    CAYMAN ISLANDS    100         N/A
3045  3        GS LOAN PARTNERS I OFFSHORE C, L.P.                           CAYMAN ISLANDS    N/A         N/A
3046  4          GSLP I OFFSHORE INVESTMENT FUND C, L.P.                     CAYMAN ISLANDS    N/A         N/A
3047  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
3048  5            GSLP I JAGUAR INVESTMENT C CORP.                          UNITED STATES     100         N/A
3049  5            GSLP I OFFSHORE C S.A R.L.                                LUXEMBOURG        100         N/A
3050  6              GSLP I Offshore C (Brenntag) S.a r.l.                   LUXEMBOURG        100         N/A
3051  5            GSLP I OFFSHORE HOLDINGS FUND C, L.P.                     CAYMAN ISLANDS    N/A         N/A
3052  3        GSLP I OFFSHORE HOLDINGS FUND C, L.P.                         CAYMAN ISLANDS    N/A         N/A
3053  3        GSLP I OFFSHORE INVESTMENT FUND C, L.P.                       CAYMAN ISLANDS    N/A         N/A
3054  2      GS LOAN PARTNERS I OFFSHORE B, L.P.                             CAYMAN ISLANDS    N/A         N/A
3055  2      GS LOAN PARTNERS I OFFSHORE C, L.P.                             CAYMAN ISLANDS    N/A         N/A
3056  2      GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                     UNITED STATES     N/A         N/A
3057  3        GS LOAN PARTNERS I ONSHORE, L.P.                              UNITED STATES     N/A         N/A
3058  3        GSLP I ONSHORE HOLDINGS FUND, L.L.C.                          UNITED STATES     N/A         N/A
3059  2      GS LOAN PARTNERS I ONSHORE, L.P.                                UNITED STATES     N/A         N/A
3060  2      GS LOAN PARTNERS I, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3061  2      GS LVB ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3062  3        GS LVB CO-INVEST, L.P.                                        UNITED STATES     N/A         N/A
3063  4          LVB ACQUISITION HOLDING, LLC                                UNITED STATES     24          N/A
3064  2      GS MBA INVESTOR LLC                                             UNITED STATES     N/A         N/A
3065  2      GS MBEYE ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3066  3        GOLDMAN SACHS MBEYE INVESTORS, L.P.                           UNITED STATES     N/A         N/A
3067  2      GS MEHETIA CORP.                                                UNITED STATES     100         N/A
3068  3        GS MEHETIA PARTNERSHIP LP                                     UNITED STATES     N/A         N/A
3069  4          MEHETIA HOLDINGS INC.                                       UNITED STATES     100         N/A
3070  3        MEHETIA HOLDINGS INC.                                         UNITED STATES     100         N/A

3071  2     GS MEHETIA LLC                                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3072  3       GS MEHETIA PARTNERSHIP LP                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3073  3       MEHETIA HOLDINGS INC.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3074  2     GS MEZZANINE ADVISORS 2006, L.L.C.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3075  3       GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3076  3       GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3077  3       GS MEZZANINE PARTNERS 2006, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3078  2     GS MEZZANINE ADVISORS II, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3079  3       GS MEZZANINE PARTNERS II OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3080  3       GS MEZZANINE PARTNERS II, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3081  2     GS MEZZANINE ADVISORS III, L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3082  3       GS MEZZANINE PARTNERS III OFFSHORE, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3083  4         GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3084  5           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3085  6             ALCHEMY HOLDING S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3086  6             GSMP 3 S.A.R.L.                                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3087  4         GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3088  3       GS MEZZANINE PARTNERS III, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3089  4         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3090  5           GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3091  6             ALCHEMY HOLDING S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3092  6             GSMP 3 ONSHORE S.A.R.L.                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3093  4         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3094  2     GS MEZZANINE ADVISORS V, L.L.C.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3095  3       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3096  3       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3097  3       GS MEZZANINE PARTNERS V, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3098  2     GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3099  2     GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3100  2     GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3101  2     GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3102  2     GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3103  2     GS MEZZANINE PARTNERS 2006, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3104  2     GS MEZZANINE PARTNERS II OFFSHORE, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3105  2     GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3106  2     GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3107  3       GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3108  3       GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3109  3       GS MEZZANINE PARTNERS III, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3110  2     GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3111  3       GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3112  3       GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3113  3       GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3114  4         GS MEZZANINE PARTNERS III PIA FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3115  3       GS MEZZANINE PARTNERS III PIA FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3116  2     GS MEZZANINE PARTNERS III OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3117  2     GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3118  2     GS MEZZANINE PARTNERS III PIA FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3119  2     GS MEZZANINE PARTNERS III, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3120  2     GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3121  2     GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3122  2     GS MEZZANINE PARTNERS V OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3123  2     GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3124  3       GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,     525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
3125  3       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3126  3       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3127  2     GS MEZZANINE PARTNERS V PIA FUND, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3128  2     GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3129  3       GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3130  2     GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3131  2     GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3132  2     GS MEZZANINE PARTNERS V, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3133  2     GS MORTGAGE DERIVATIVES, INC.                                523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
3134  2     GS MORTGAGE SECURITIES CORP.                                 522320 - Financial   New York      NY        Delaware
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
3135  2     GS MORTGAGE SECURITIES CORPORATION II                        522320 - Financial   New York      NY        Delaware
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
3136  2     GS OPPORTUNITY ADVISORS, L.L.C.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3137  3       GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3138  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3139  4         GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3140  5           GYMBO HOLDINGS, L.P.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3141  4         GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3142  4         GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3143  5           PAPERCO INVESTMENTS, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3144  4         GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3145  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3146  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3147  3       GS OPPORTUNITY PARTNERS, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3148  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3149  4         GYMBO HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3150  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3151  4         PAPERCO INVESTMENTS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3152  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3153  2     GS Opportunity Advisors, Ltd.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3154  3       GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3155  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3156  4         GYMBO HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3157  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3158  4         PAPERCO INVESTMENTS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3159  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3160  3       GS Opportunity Partners Offshore - B, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3161  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3162  4         GYMBO HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3163  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3164  4         PAPERCO HOLDINGS II, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3165  4         PAPERCO INVESTMENTS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3166  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3167  2     GS PCP CORE PLUS 2002 GP, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3168  3       GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3169  4         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3170  2     GS PE CSEC OFFSHORE HOLDINGS, L.P.                           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3171  3       GS VAN GOGH LUX I S.A R.L.                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3172  3       GS VAN GOGH LUX II S.A R.L.                                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3173  3       GSV HEYDEN HOLDINGS, L.P.                                  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3174  2     GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3175  3       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3176  2     GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3177  2     GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3178  3       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3179  2     GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3180  3       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI, LLC   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3181  4         Goldman Sachs Private Equity Group Master Fund VI, LLC   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3182  5           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3183  6             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE     525990 - Other       George Town             CAYMAN
                      HOLDINGS FOREIGN INCOME BLOCKER, LTD.              Financial Vehicles                           ISLANDS
3184  6             GS PEP SAFWAY HOLDINGS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3185  6             GS PEP X Offshore YES Holdings Corp.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3186  7               YES NETWORK HOLDING COMPANY, LLC                   525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3187  5           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3188  6             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3189  6             GSV ENERGY HOLDINGS, INC.                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3190  6             GSVA OFFSHORE HOLDINGS, INC.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3191  6             GSVF AHO INVESTMENTS CORP.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3192  5           VINTAGE FUND GSVA, L.P.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3193  6             GSVA HOLDINGS, L.P.                                  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3194  2     GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3195  2     GS PIA 2000 EMPLOYEE FUND, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3196  2     GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3197  2     GS PIA ADVISORS I, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3198  2     GS POWER HOLDINGS LLC                                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies

3071  2      GS MEHETIA LLC                                                  UNITED STATES     N/A         N/A
3072  3        GS MEHETIA PARTNERSHIP LP                                     UNITED STATES     N/A         N/A
3073  3        MEHETIA HOLDINGS INC.                                         UNITED STATES     100         N/A
3074  2      GS MEZZANINE ADVISORS 2006, L.L.C.                              UNITED STATES     N/A         N/A
3075  3        GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                CAYMAN ISLANDS    N/A         N/A
3076  3        GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
3077  3        GS MEZZANINE PARTNERS 2006, L.P.                              UNITED STATES     N/A         N/A
3078  2      GS MEZZANINE ADVISORS II, L.L.C.                                UNITED STATES     N/A         N/A
3079  3        GS MEZZANINE PARTNERS II OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
3080  3        GS MEZZANINE PARTNERS II, L.P.                                UNITED STATES     N/A         N/A
3081  2      GS MEZZANINE ADVISORS III, L.L.C.                               UNITED STATES     N/A         N/A
3082  3        GS MEZZANINE PARTNERS III OFFSHORE, L.P.                      CAYMAN ISLANDS    N/A         N/A
3083  4          GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.             UNITED STATES     N/A         N/A
3084  5            GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
3085  6              ALCHEMY HOLDING S.A.R.L.                                LUXEMBOURG        99          96
3086  6              GSMP 3 S.A.R.L.                                         LUXEMBOURG        100         N/A
3087  4          GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.               CAYMAN ISLANDS    N/A         N/A
3088  3        GS MEZZANINE PARTNERS III, L.P.                               UNITED STATES     N/A         N/A
3089  4          GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.              UNITED STATES     N/A         N/A
3090  5            GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
3091  6              ALCHEMY HOLDING S.A.R.L.                                LUXEMBOURG        99          96
3092  6              GSMP 3 ONSHORE S.A.R.L.                                 LUXEMBOURG        100         N/A
3093  4          GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                UNITED STATES     N/A         N/A
3094  2      GS MEZZANINE ADVISORS V, L.L.C.                                 UNITED STATES     N/A         N/A
3095  3        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                   CAYMAN ISLANDS    N/A         N/A
3096  3        GS MEZZANINE PARTNERS V OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3097  3        GS MEZZANINE PARTNERS V, L.P.                                 UNITED STATES     N/A         N/A
3098  2      GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.                  UNITED STATES     N/A         N/A
3099  2      GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                  CAYMAN ISLANDS    N/A         N/A
3100  2      GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
3101  2      GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                       UNITED STATES     N/A         N/A
3102  2      GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                       UNITED STATES     N/A         N/A
3103  2      GS MEZZANINE PARTNERS 2006, L.P.                                UNITED STATES     N/A         N/A
3104  2      GS MEZZANINE PARTNERS II OFFSHORE, L.P.                         CAYMAN ISLANDS    N/A         N/A
3105  2      GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.          CAYMAN ISLANDS    N/A         N/A
3106  2      GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                   UNITED STATES     N/A         N/A
3107  3        GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.                UNITED STATES     N/A         N/A
3108  3        GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                  UNITED STATES     N/A         N/A
3109  3        GS MEZZANINE PARTNERS III, L.P.                               UNITED STATES     N/A         N/A
3110  2      GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.             UNITED STATES     N/A         N/A
3111  3        GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
3112  3        GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
3113  3        GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.             CAYMAN ISLANDS    N/A         N/A
3114  4          GS MEZZANINE PARTNERS III PIA FUND, L.P.                    UNITED STATES     N/A         N/A
3115  3        GS MEZZANINE PARTNERS III PIA FUND, L.P.                      UNITED STATES     N/A         N/A
3116  2      GS MEZZANINE PARTNERS III OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3117  2      GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3118  2      GS MEZZANINE PARTNERS III PIA FUND, L.P.                        UNITED STATES     N/A         N/A
3119  2      GS MEZZANINE PARTNERS III, L.P.                                 UNITED STATES     N/A         N/A
3120  2      GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                     UNITED STATES     N/A         N/A
3121  2      GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                     CAYMAN ISLANDS    N/A         N/A
3122  2      GS MEZZANINE PARTNERS V OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
3123  2      GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.                 CAYMAN ISLANDS    100         N/A
3124  3        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3125  3        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                   CAYMAN ISLANDS    N/A         N/A
3126  3        GS MEZZANINE PARTNERS V OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3127  2      GS MEZZANINE PARTNERS V PIA FUND, L.P.                          UNITED STATES     N/A         N/A
3128  2      GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.          CAYMAN ISLANDS    44          N/A
3129  3        GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3130  2      GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                   UNITED STATES     N/A         N/A
3131  2      GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                       UNITED STATES     N/A         N/A
3132  2      GS MEZZANINE PARTNERS V, L.P.                                   UNITED STATES     N/A         N/A
3133  2      GS MORTGAGE DERIVATIVES, INC.                                   UNITED STATES     100         N/A
3134  2      GS MORTGAGE SECURITIES CORP.                                    UNITED STATES     100         N/A
3135  2      GS MORTGAGE SECURITIES CORPORATION II                           UNITED STATES     100         N/A
3136  2      GS OPPORTUNITY ADVISORS, L.L.C.                                 UNITED STATES     N/A         N/A
3137  3        GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3138  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3139  4          GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                        UNITED STATES     N/A         N/A
3140  5            GYMBO HOLDINGS, L.P.                                      CAYMAN ISLANDS    N/A         N/A
3141  4          GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                      UNITED STATES     N/A         N/A
3142  4          GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.                   UNITED STATES     N/A         N/A
3143  5            PAPERCO INVESTMENTS, L.P.                                 CAYMAN ISLANDS    N/A         N/A
3144  4          GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                        UNITED STATES     N/A         N/A
3145  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3146  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3147  3        GS OPPORTUNITY PARTNERS, L.P.                                 UNITED STATES     N/A         N/A
3148  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3149  4          GYMBO HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3150  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3151  4          PAPERCO INVESTMENTS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3152  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3153  2      GS Opportunity Advisors, Ltd.                                   CAYMAN ISLANDS    100         N/A
3154  3        GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.                    CAYMAN ISLANDS    N/A         N/A
3155  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3156  4          GYMBO HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3157  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3158  4          PAPERCO INVESTMENTS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3159  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3160  3        GS Opportunity Partners Offshore - B, L.P.                    CAYMAN ISLANDS    N/A         N/A
3161  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3162  4          GYMBO HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3163  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3164  4          PAPERCO HOLDINGS II, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3165  4          PAPERCO INVESTMENTS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3166  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3167  2      GS PCP CORE PLUS 2002 GP, L.L.C.                                UNITED STATES     N/A         N/A
3168  3        GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.           UNITED STATES     N/A         N/A
3169  4          GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.             UNITED STATES     N/A         N/A
3170  2      GS PE CSEC OFFSHORE HOLDINGS, L.P.                              CAYMAN ISLANDS    N/A         N/A
3171  3        GS VAN GOGH LUX I S.A R.L.                                    LUXEMBOURG        100         N/A
3172  3        GS VAN GOGH LUX II S.A R.L.                                   LUXEMBOURG        100         N/A
3173  3        GSV HEYDEN HOLDINGS, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3174  2      GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                         UNITED STATES     N/A         N/A
3175  3        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III, LLC     UNITED STATES     N/A         N/A
3176  2      GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                          UNITED STATES     N/A         N/A
3177  2      GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                           UNITED STATES     N/A         N/A
3178  3        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V, L.L.C.    UNITED STATES     N/A         N/A
3179  2      GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                          UNITED STATES     N/A         N/A
3180  3        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI, LLC      UNITED STATES     N/A         N/A
3181  4          Goldman Sachs Private Equity Group Master Fund VI, LLC      UNITED STATES     N/A         N/A
3182  5            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE          CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3183  6              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE        CAYMAN ISLANDS    100         N/A
                       HOLDINGS FOREIGN INCOME BLOCKER, LTD.
3184  6              GS PEP SAFWAY HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
3185  6              GS PEP X Offshore YES Holdings Corp.                    UNITED STATES     100         N/A
3186  7                YES NETWORK HOLDING COMPANY, LLC                      UNITED STATES     11          N/A
3187  5            GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3188  6              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.             CAYMAN ISLANDS    N/A         N/A
3189  6              GSV ENERGY HOLDINGS, INC.                               UNITED STATES     99          N/A
3190  6              GSVA OFFSHORE HOLDINGS, INC.                            UNITED STATES     100         N/A
3191  6              GSVF AHO INVESTMENTS CORP.                              UNITED STATES     99          N/A
3192  5            VINTAGE FUND GSVA, L.P.                                   UNITED STATES     N/A         N/A
3193  6              GSVA HOLDINGS, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3194  2      GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                         UNITED STATES     N/A         N/A
3195  2      GS PIA 2000 EMPLOYEE FUND, L.P.                                 UNITED STATES     N/A         N/A
3196  2      GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                        CAYMAN ISLANDS    N/A         N/A
3197  2      GS PIA ADVISORS I, L.L.C.                                       UNITED STATES     N/A         N/A
3198  2      GS POWER HOLDINGS LLC                                           UNITED STATES     N/A         N/A

3199  3       C.I. COLOMBIAN NATURAL RESOURCES I S.A.S.                  551112 - Offices of  Bogota                  COLOMBIA
                                                                         Other Holding
                                                                         Companies
3200  3       COGENTRIX ENERGY, LLC                                      551112 - Offices of  Charlotte     NC        North
                                                                         Other Holding                                Carolina
                                                                         Companies
3201  4         COGENTRIX DELAWARE HOLDINGS, LLC                         551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3202  5           CI, LLC                                                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3203  6             COGENTRIX-MEXICO, INC.                               551112 - Offices of  Charlotte     NC        North
                                                                         Other Holding                                Carolina
                                                                         Companies
3204  5           COGENTRIX EASTERN AMERICA, LLC                         551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3205  6             COGENTRIX POWER HOLDINGS II LLC                      551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3206  7               COGENTRIX ENERGY POWER COMPANY LLC                 551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3207  8                 APACHE SOLAR ENERGY, LLC                         221119 - Other       Charlotte     NC        Delaware
                                                                         Electric Power
                                                                         Generation
3208  9                   SOLAR GEN 2 LLC                                551112 - Offices of  Folsom        CA        Delaware
                                                                         Other Holding
                                                                         Companies
3209  10                    SG2 IMPERIAL VALLEY LLC                      551112 - Offices of  Folsom        CA        Delaware
                                                                         Other Holding
                                                                         Companies
3210  8                 JMCS I HOLDINGS, INC.                            551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3211  8                 RAPTOR HOLDINGS COMPANY                          551112 - Offices of  Charlotte     NC        California
                                                                         Other Holding
                                                                         Companies
3212  9                   CB POWER HOLDINGS, LLC                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3213  10                    CBAS POWER HOLDINGS, LLC                     551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3214  11                      CBAS POWER, INC.                           551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3215  12                        GRAY HAWK POWER CORPORATION              551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3216  13                          CEDAR BAY COGENERATION, LLC            551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3217  14                            CEDAR BAY GENERATING COMPANY,        22111 - Electric     Wilmington    DE        Delaware
                                      LIMITED PARTNERSHIP                Power Generation
3218  13                          CEDAR POWER, LLC                       551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3219  14                            CEDAR I POWER, LLC                   551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3220  15                              CEDAR II POWER, LLC                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3221  16                                CEDAR BAY GENERATING COMPANY,    22111 - Electric     Wilmington    DE        Delaware
                                          LIMITED PARTNERSHIP            Power Generation
3222  5           COGENTRIX PARTS COMPANY, INC.                          22111 - Electric     Charlotte     NC        Delaware
                                                                         Power Generation
3223  5           COGENTRIX ZYDECO, LLC                                  211111 - Development Charlotte     NC        Delaware
                                                                         of Coal Gasification
                                                                         Project
3224  5           SOUTHAVEN POWER, LLC                                   525990 - Other       Charlotte     NC        Delaware
                                                                         Financial Vehicles
3225  4         COGENTRIX ENERGY MANAGEMENT SERVICES, LLC                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3226  4         COGENTRIX INTERNATIONAL HOLDINGS, INC.                   551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3227  5           BASAT ELEKTRIK URETIM VE TICARET L.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3228  5           COGENTRIX INTERNATIONAL HOLDINGS, BV                   551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
3229  5           COGENTRIX INTERNATIONAL TURKEY I, LLC                  551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3230  6             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3231  6             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3232  6             SONAT ELEKTRIK URETIM VE TICARET A.S.                221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3233  5           COGENTRIX INTERNATIONAL TURKEY II, LLC                 551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3234  6             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3235  6             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3236  6             SONAT ELEKTRIK URETIM VE TICARET A.S.                221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3237  5           COGENTRIX INTERNATIONAL TURKEY III, LLC                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3238  6             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3239  6             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3240  5           COGENTRIX INTERNATIONAL UK LIMITED                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3241  6             ETI ELEKTRIK URETIM, A.S.                            221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3242  7               BASAT ELEKTRIK URETIM VE TICARET L.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3243  7               DERTON ELEKTRIK URETIM VE TICARET A.S.             221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3244  7               DORAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3245  7               EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.      221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3246  7               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3247  7               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3248  7               MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.       221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3249  7               SONAT ELEKTRIK URETIM VE TICARET A.S.              221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3250  7               UCGEN ENERJI ELEKTRIK URETIM L.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3251  7               YADE ELEKTRIK URETIM VE TICARET L.S.               221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3252  5           DERTON ELEKTRIK URETIM VE TICARET A.S.                 221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3253  5           DORAT ELEKTRIK URETIM VE TICARET A.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3254  5           EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.          221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3255  5           FIRAT ELEKTRIK URETIM VE TICARET A.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3256  5           KARET ELEKTRIK URETIM VE TICARET A.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3257  5           MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.           221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3258  5           SONAT ELEKTRIK URETIM VE TICARET A.S.                  221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3259  5           UCGEN ENERJI ELEKTRIK URETIM L.S.                      221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3260  5           YADE ELEKTRIK URETIM VE TICARET L.S.                   221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3261  4         COGENTRIX POWER HOLDINGS I LLC                           551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3262  5           COGENTRIX OPERATING SERVICES HOLDINGS, LLC             551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3263  5           U.S OPERATING SERVICES HOLDINGS, LLC                   551112 - Offices of  Charlotte     NC        California
                                                                         Other Holding
                                                                         Companies
3264  6             USGEN HOLDINGS, LLC                                  551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3265  6             USOSC HOLDINGS, LLC                                  551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3266  4         NORTHAMPTON HOLDCO LLC                                   551112 - Offices of  Needham       MA        Delaware
                                                                         Other Holding
                                                                         Companies
3267  5           COGENTRIX/NORTHAMPTON, LLC                             551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3268  6             NORTHAMPTON GENERATING COMPANY, L.P.                 221112 - Fossil Fuel Charlotte     NC        Delaware
                                                                         Electric Power
                                                                         Generation
3269  7               NORTHAMPTON FUEL SUPPLY COMPANY, INC.              213113 - Culm Bank   Charlotte     NC        Delaware
                                                                         Recovery, Coal, on a
                                                                         contract basis
3270  7               NORTHAMPTON WATER SUPPLY, INC.                     221310 - Water       Charlotte     NC        Delaware
                                                                         supply systems
3271  5           JAEGER II LLC                                          551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3272  6             NORTHAMPTON GENERATING COMPANY, L.P.                 221112 - Fossil Fuel Charlotte     NC        Delaware
                                                                         Electric Power
                                                                         Generation
3273  4         SPECTRAWATT, INC.                                        523120 - Securities  Hillsboro     OR        Delaware
                                                                         Brokerage
3274  3       MCEPF METRO I, INC.                                        551112 - Offices of  Dover         DE        Delaware
                                                                         Other Holding
                                                                         Companies
3275  4         MITSI HOLDINGS LLC                                       551112 - Offices of  Romulus       MI        Delaware
                                                                         Other Holding
                                                                         Companies
3276  3       MITSI HOLDINGS LLC                                         551112 - Offices of  Romulus       MI        Delaware
                                                                         Other Holding
                                                                         Companies
3277  3       NATURAL RESOURCES INVESTMENTS S.L.                         551112 - Offices of  Madrid                  SPAIN
                                                                         Other Holding
                                                                         Companies
3278  3       NRI CAYMAN LTD.                                            551112 - Offices of  Grand Cayman
                                                                         Other Holding
                                                                         Companies
3279  2     GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3280  3       GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3281  2     GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3282  3       GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3283  2     GS PRIVATE EQUITY MANAGEMENT, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3284  3       GS PRIVATE EQUITY PARTNERS, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3285  4         GS CAPITAL PARTNERS 2000, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3286  2     GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3287  3       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND OFFSHORE,    525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
3288  3       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3289  4         EDUCATION MANAGEMENT CORPORATION                         525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3290  4         SUNGARD CAPITAL CORP.                                    51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3291  2     GS PS 90 MEMBER LLC                                          525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3292  2     GS RBD HOLDINGS I CORP.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3293  3       GS RBD HOLDINGS, L.P.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3294  4         OOO GOLDMAN SACHS                                        523120 - Securities  Moscow                  RUSSIA
                                                                         Brokerage
3295  2     GS RBD HOLDINGS II CORP.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3296  3       GS RBD HOLDINGS, L.P.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3297  2     GS RE HOLDINGS, INC.                                         524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
3298  3       LONGMORE CREDIT SERVICES, LLC                              524298 - All Other   Southborough  MA        Delaware
                                                                         Insurance Related
                                                                         Activities
3299  2     GS REA HOLDINGS, L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3300  3       GS REA GOLDENBRIDGE HOLDINGS LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3301  3       RELATED INVESTCO LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3302  2     GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3303  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      525990 - Other       George Town             CAYMAN
                LIMITED PARTNERSHIP                                      Financial Vehicles                           ISLANDS
3304  2     GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.     531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
3305  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)   525990 - Other       George Town             CAYMAN
                LIMITED PARTNERSHIP                                      Financial Vehicles                           ISLANDS
3306  2     GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.          531390 - Other       George Town             CAYMAN
                                                                         activities related                           ISLANDS
                                                                         to real estate
3307  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)      525990 - Other       New York      NY        Delaware
                LIMITED PARTNERSHIP                                      Financial Vehicles
3308  2     GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3309  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)        525990 - Other       New York      NY        Delaware
                LIMITED PARTNERSHIP                                      Financial Vehicles
3310  2     GS REALTY INCOME ADVISORS, L.L.C. 2002                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3311  3       GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3312  2     GS RISK ADVISORS, INC.                                       524210 - Insurance   NEW YORK      NY        Delaware
                                                                         Agencies and
                                                                         Brokerages
3313  3       ARROW CAPITAL INVESTMENT SERVICES, LTD.                    524298 - All Other   Hamilton                BERMUDA
                                                                         Insurance Related
                                                                         Activities
3314  3       GOLDMAN SACHS RISK ADVISORS, L.P.                          524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
3315  2     GS SECURED GUARANTY COMPANY LIMITED                          524126 - Direct      Hamilton                BERMUDA
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
3316  2     GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE      523120 - Securities  Mexico City             MEXICO
              CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO MULTIPLE,  Brokerage
              ENTIDAD NO REGULADA
3317  2     GS SITE 25 HOTEL HOLDINGS, LLC                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3318  3       GS SITE 25 HOTEL, LLC                                      531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3319  2     GS SITE 25 RETAIL HOLDINGS, LLC                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3320  3       GS SITE 25 RETAIL, LLC                                     531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3321  2     GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3322  3       GSSOAF HOLDING COMPANY                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3323  4         ASO DWCS CAYMAN LLC                                      523991 - Trust,      George Town             CAYMAN
                                                                         Fiduciary, and                               ISLANDS
                                                                         Custody Activities
3324  4         ASO I (MAURITIUS) LIMITED                                525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
3325  2     GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3326  3       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS

3199  3        C.I. COLOMBIAN NATURAL RESOURCES I S.A.S.                     Colombia          100         N/A
3200  3        COGENTRIX ENERGY, LLC                                         UNITED STATES     N/A         N/A
3201  4          COGENTRIX DELAWARE HOLDINGS, LLC                            UNITED STATES     N/A         N/A
3202  5            CI, LLC                                                   UNITED STATES     N/A         N/A
3203  6              COGENTRIX-MEXICO, INC.                                  UNITED STATES     100         N/A
3204  5            COGENTRIX EASTERN AMERICA, LLC                            UNITED STATES     N/A         N/A
3205  6              COGENTRIX POWER HOLDINGS II LLC                         UNITED STATES     N/A         N/A
3206  7                COGENTRIX ENERGY POWER COMPANY LLC                    UNITED STATES     N/A         N/A
3207  8                  APACHE SOLAR ENERGY, LLC                            UNITED STATES     N/A         N/A
3208  9                    SOLAR GEN 2 LLC                                   UNITED STATES     N/A         N/A
3209  10                     SG2 IMPERIAL VALLEY LLC                         UNITED STATES     N/A         N/A
3210  8                  JMCS I HOLDINGS, INC.                               UNITED STATES     100         N/A
3211  8                  RAPTOR HOLDINGS COMPANY                             UNITED STATES     100         N/A
3212  9                    CB POWER HOLDINGS, LLC                            UNITED STATES     N/A         N/A
3213  10                     CBAS POWER HOLDINGS, LLC                        UNITED STATES     N/A         N/A
3214  11                       CBAS POWER, INC.                              UNITED STATES     100         N/A
3215  12                         GRAY HAWK POWER CORPORATION                 UNITED STATES     100         N/A
3216  13                           CEDAR BAY COGENERATION, LLC               UNITED STATES     100         N/A
3217  14                             CEDAR BAY GENERATING COMPANY, LIMITED   UNITED STATES     N/A         N/A
                                       PARTNERSHIP
3218  13                           CEDAR POWER, LLC                          UNITED STATES     100         N/A
3219  14                             CEDAR I POWER, LLC                      UNITED STATES     100         N/A
3220  15                               CEDAR II POWER, LLC                   UNITED STATES     100         N/A
3221  16                                 CEDAR BAY GENERATING COMPANY,       UNITED STATES     N/A         N/A
                                           LIMITED PARTNERSHIP
3222  5            COGENTRIX PARTS COMPANY, INC.                             UNITED STATES     100         N/A
3223  5            COGENTRIX ZYDECO, LLC                                     UNITED STATES     N/A         N/A
3224  5            SOUTHAVEN POWER, LLC                                      UNITED STATES     N/A         N/A
3225  4          COGENTRIX ENERGY MANAGEMENT SERVICES, LLC                   UNITED STATES     N/A         N/A
3226  4          COGENTRIX INTERNATIONAL HOLDINGS, INC.                      UNITED STATES     100         N/A
3227  5            BASAT ELEKTRIK URETIM VE TICARET L.S.                     TURKEY            100         N/A
3228  5            COGENTRIX INTERNATIONAL HOLDINGS, BV                      NETHERLANDS       100         N/A
3229  5            COGENTRIX INTERNATIONAL TURKEY I, LLC                     UNITED STATES     N/A         N/A
3230  6              FIRAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3231  6              KARET ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3232  6              SONAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3233  5            COGENTRIX INTERNATIONAL TURKEY II, LLC                    UNITED STATES     N/A         N/A
3234  6              FIRAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3235  6              KARET ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3236  6              SONAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3237  5            COGENTRIX INTERNATIONAL TURKEY III, LLC                   UNITED STATES     N/A         N/A
3238  6              FIRAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3239  6              KARET ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3240  5            COGENTRIX INTERNATIONAL UK LIMITED                        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
3241  6              ETI ELEKTRIK URETIM, A.S.                               TURKEY            100         N/A
3242  7                BASAT ELEKTRIK URETIM VE TICARET L.S.                 TURKEY            100         N/A
3243  7                DERTON ELEKTRIK URETIM VE TICARET A.S.                TURKEY            99          N/A
3244  7                DORAT ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            91          N/A
3245  7                EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.         TURKEY            100         N/A
3246  7                FIRAT ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            100         N/A
3247  7                KARET ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            100         N/A
3248  7                MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.          TURKEY            100         N/A
3249  7                SONAT ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            100         N/A
3250  7                UCGEN ENERJI ELEKTRIK URETIM L.S.                     TURKEY            100         N/A
3251  7                YADE ELEKTRIK URETIM VE TICARET L.S.                  TURKEY            99          N/A
3252  5            DERTON ELEKTRIK URETIM VE TICARET A.S.                    TURKEY            99          N/A
3253  5            DORAT ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            91          N/A
3254  5            EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.             TURKEY            100         N/A
3255  5            FIRAT ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            100         N/A
3256  5            KARET ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            100         N/A
3257  5            MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.              TURKEY            100         N/A
3258  5            SONAT ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            100         N/A
3259  5            UCGEN ENERJI ELEKTRIK URETIM L.S.                         TURKEY            100         N/A
3260  5            YADE ELEKTRIK URETIM VE TICARET L.S.                      TURKEY            99          N/A
3261  4          COGENTRIX POWER HOLDINGS I LLC                              UNITED STATES     N/A         N/A
3262  5            COGENTRIX OPERATING SERVICES HOLDINGS, LLC                UNITED STATES     N/A         N/A
3263  5            U.S OPERATING SERVICES HOLDINGS, LLC                      UNITED STATES     N/A         N/A
3264  6              USGEN HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3265  6              USOSC HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3266  4          NORTHAMPTON HOLDCO LLC                                      UNITED STATES     N/A         N/A
3267  5            COGENTRIX/NORTHAMPTON, LLC                                UNITED STATES     N/A         N/A
3268  6              NORTHAMPTON GENERATING COMPANY, L.P.                    UNITED STATES     N/A         N/A
3269  7                NORTHAMPTON FUEL SUPPLY COMPANY, INC.                 UNITED STATES     100         N/A
3270  7                NORTHAMPTON WATER SUPPLY, INC.                        UNITED STATES     100         N/A
3271  5            JAEGER II LLC                                             UNITED STATES     N/A         N/A
3272  6              NORTHAMPTON GENERATING COMPANY, L.P.                    UNITED STATES     N/A         N/A
3273  4          SPECTRAWATT, INC.                                           UNITED STATES     30          N/A
3274  3        MCEPF METRO I, INC.                                           UNITED STATES     100         N/A
3275  4          MITSI HOLDINGS LLC                                          UNITED STATES     97          2
3276  3        MITSI HOLDINGS LLC                                            UNITED STATES     97          2
3277  3        NATURAL RESOURCES INVESTMENTS S.L.                            SPAIN             100         N/A
3278  3        NRI CAYMAN LTD.                                               CAYMAN ISLANDS    99          N/A
3279  2      GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.                UNITED STATES     N/A         N/A
3280  3        GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.                  UNITED STATES     N/A         N/A
3281  2      GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                     CAYMAN ISLANDS    100         N/A
3282  3        GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
3283  2      GS PRIVATE EQUITY MANAGEMENT, L.L.C.                            UNITED STATES     N/A         N/A
3284  3        GS PRIVATE EQUITY PARTNERS, L.P.                              UNITED STATES     N/A         N/A
3285  4          GS CAPITAL PARTNERS 2000, L.P.                              UNITED STATES     N/A         N/A
3286  2      GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.       UNITED STATES     N/A         N/A
3287  3        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND OFFSHORE, L.P.  CAYMAN ISLANDS    N/A         N/A
3288  3        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.           UNITED STATES     N/A         N/A
3289  4          EDUCATION MANAGEMENT CORPORATION                            UNITED STATES     42          N/A
3290  4          SUNGARD CAPITAL CORP.                                       UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3291  2      GS PS 90 MEMBER LLC                                             UNITED STATES     N/A         N/A
3292  2      GS RBD HOLDINGS I CORP.                                         UNITED STATES     100         N/A
3293  3        GS RBD HOLDINGS, L.P.                                         UNITED STATES     N/A         N/A
3294  4          OOO GOLDMAN SACHS                                           RUSSIA            N/A         N/A
3295  2      GS RBD HOLDINGS II CORP.                                        UNITED STATES     100         N/A
3296  3        GS RBD HOLDINGS, L.P.                                         UNITED STATES     N/A         N/A
3297  2      GS RE HOLDINGS, INC.                                            UNITED STATES     100         N/A
3298  3        LONGMORE CREDIT SERVICES, LLC                                 UNITED STATES     N/A         N/A
3299  2      GS REA HOLDINGS, L.L.C.                                         UNITED STATES     N/A         N/A
3300  3        GS REA GOLDENBRIDGE HOLDINGS LLC                              UNITED STATES     N/A         N/A
3301  3        RELATED INVESTCO LLC                                          UNITED STATES     12          N/A
3302  2      GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.           UNITED STATES     N/A         N/A
3303  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) LIMITED CAYMAN ISLANDS    N/A         N/A
                 PARTNERSHIP
3304  2      GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.        UNITED STATES     N/A         N/A
3305  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)      CAYMAN ISLANDS    N/A         N/A
                 LIMITED PARTNERSHIP
3306  2      GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.             CAYMAN ISLANDS    100         N/A
3307  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY) LIMITED UNITED STATES     N/A         N/A
                 PARTNERSHIP
3308  2      GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.             UNITED STATES     N/A         N/A
3309  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED   UNITED STATES     N/A         N/A
                 PARTNERSHIP
3310  2      GS REALTY INCOME ADVISORS, L.L.C. 2002                          UNITED STATES     N/A         N/A
3311  3        GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.               UNITED STATES     N/A         N/A
3312  2      GS RISK ADVISORS, INC.                                          UNITED STATES     100         N/A
3313  3        ARROW CAPITAL INVESTMENT SERVICES, LTD.                       BERMUDA           100         N/A
3314  3        GOLDMAN SACHS RISK ADVISORS, L.P.                             UNITED STATES     N/A         N/A
3315  2      GS SECURED GUARANTY COMPANY LIMITED                             BERMUDA           100         N/A
3316  2      GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE CAPITAL MEXICO            100         N/A
               VARIABLE, SOCIEDAD FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO
               REGULADA
3317  2      GS SITE 25 HOTEL HOLDINGS, LLC                                  UNITED STATES     N/A         N/A
3318  3        GS SITE 25 HOTEL, LLC                                         UNITED STATES     N/A         N/A
3319  2      GS SITE 25 RETAIL HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
3320  3        GS SITE 25 RETAIL, LLC                                        UNITED STATES     N/A         N/A
3321  2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
3322  3        GSSOAF HOLDING COMPANY                                        CAYMAN ISLANDS    100         N/A
3323  4          ASO DWCS CAYMAN LLC                                         CAYMAN ISLANDS    100         N/A
3324  4          ASO I (MAURITIUS) LIMITED                                   MAURITIUS         100         100
3325  2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.             CAYMAN ISLANDS    100         N/A
3326  3        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A

3327  2     GS TAX CREDIT SLP LLC                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3328  2     GS TDN Advisors, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3329  2     GS TXU ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3330  3       GOLDMAN SACHS TXU INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3331  2     GS TXU OFFSHORE ADVISORS, INC.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3332  3       GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3333  3       GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3334  4         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3335  2     GS UDC 114TH STREET MEMBER LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3336  2     GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3337  3       GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3338  3       GS VINTAGE II EMPLOYEE FUND, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3339  2     GS YES ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3340  2     GSAM - THL ACCESS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3341  3       GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3342  4         THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3343  4         THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3344  4         THL EQUITY FUND VI - GS ACCESS, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3345  3       THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3346  2     GSAM GEN-PAR II, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3347  3       GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3348  4         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3349  3       GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE         525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3350  4         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE, 525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3351  5           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3352  3       GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3353  4         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3354  3       GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3355  4         GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3356  4         GOLDMAN SACHS PETERSHILL FUND, L.P.                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3357  5           GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,  525910 - Open-End    New York      NY        CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3358  5           GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3359  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3360  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)        525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3361  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)         525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3362  5           GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,  525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3363  5           GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3364  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3365  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3366  5           GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3367  5           GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3368  4         GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3369  5           GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,  525910 - Open-End    New York      NY        CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3370  5           GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3371  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3372  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)        525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3373  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)         525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3374  5           GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,  525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3375  5           GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3376  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3377  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3378  5           GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3379  5           GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3380  3       GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3381  4         GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS          525990 - Other       George Town             CAYMAN
                  (CAYMAN), L.P.                                         Financial Vehicles                           ISLANDS
3382  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3383  5           GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,  525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3384  5           GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3385  4         GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3386  5           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     551112 - Offices of  New York      NY        Delaware
                    L.P.                                                 Other Holding
                                                                         Companies
3387  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)         525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3388  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)      525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3389  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)        525910 - Open-End    New York      NY        Delaware
                    HOLDINGS CORP.                                       Investment Funds
3390  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        525990 - Other       George Town             CAYMAN
                    (CAYMAN), L.P.                                       Financial Vehicles                           ISLANDS
3391  5           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND          525910 - Open-End    George Town             CAYMAN
                    HOLDINGS, L.P.                                       Investment Funds                             ISLANDS
3392  6             GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE)    525910 - Open-End    New York      NY        CAYMAN
                      II, LTD.                                           Investment Funds                             ISLANDS
3393  5           GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS,    525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3394  6             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      525990 - Other       George Town             CAYMAN
                      HOLDINGS, LTD.                                     Financial Vehicles                           ISLANDS
3395  5           GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3396  6             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       525990 - Other       George Town             CAYMAN
                      HOLDINGS, LTD.                                     Financial Vehicles                           ISLANDS
3397  5           Goldman Sachs Petershill Fund Offshore (Lombardi)      525910 - Open-End    New York      NY        Delaware
                    Holdings Corp.                                       Investment Funds
3398  4         GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (TRUEMAN)     525990 - Other       George Town             CAYMAN
                  III, L.P.                                              Financial Vehicles                           ISLANDS
3399  4         GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
3400  4         GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3401  5           GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS I, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3402  4         GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3403  5           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     551112 - Offices of  New York      NY        Delaware
                    L.P.                                                 Other Holding
                                                                         Companies
3404  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)         525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3405  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)      525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3406  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)        525910 - Open-End    New York      NY        Delaware
                    HOLDINGS CORP.                                       Investment Funds
3407  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        525990 - Other       George Town             CAYMAN
                    (CAYMAN), L.P.                                       Financial Vehicles                           ISLANDS
3408  5           GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS,    525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3409  5           GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3410  5           Goldman Sachs Petershill Fund Offshore (Lombardi)      525910 - Open-End    New York      NY        Delaware
                    Holdings Corp.                                       Investment Funds
3411  2     GSAM GEN-PAR, L.L.C.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3412  3       AEGIS INVESTORS ADVISORS, L.L.C.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3413  4         AEGIS INVESTORS, L.P.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3414  5           AEGIS INVESTORS FOREIGN INCOME BLOCKER, L.L.C.         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3415  3       CAP IV Access Advisors, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3416  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE     525990 - Other       George Town             CAYMAN
                HOLDINGS, INC.                                           Financial Vehicles                           ISLANDS
3417  4         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE       525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3418  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE,    525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3419  4         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3420  5           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE     525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3421  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3422  4         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3423  3       GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND II  525990 - Other       New York      NY        Delaware
                GP, LLC                                                  Financial Vehicles
3424  4         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND 525990 - Other       New York      NY        Delaware
                  II, L.P.                                               Financial Vehicles
3425  5           GS MEZZANINE PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3426  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL),      525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
3427  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3428  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3429  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3430  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE         525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3431  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE, 525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3432  5           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3433  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3434  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3435  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS,       525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
3436  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3437  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE        525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3438  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III          525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3439  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE        525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3440  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III OFFSHORE 525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3441  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3442  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3443  5           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV FOREIGN 551112 - Offices of  NEW YORK      NY        Delaware
                   INCOME BLOCKER, L.L.C.                                Other Holding
                                                                         Companies
3444  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUNDS   525990 - Other       New York      NY        Delaware
                GP, L.L.C.                                               Financial Vehicles
3445  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV EMPLOYEE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3446  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND  525990 - Other       George Town             CAYMAN
                  OFFSHORE, LTD.                                         Financial Vehicles                           ISLANDS
3447  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND, 525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3448  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND    525990 - Other       George Town             CAYMAN
                  OFFSHORE, LTD.                                         Financial Vehicles                           ISLANDS
3449  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND,   525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3450  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE         525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3451  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE, 525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3452  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3453  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3454  5           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         551112 - Offices of  George Town             CAYMAN
                    OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.       Other Holding                                ISLANDS
                                                                         Companies

3327  2      GS TAX CREDIT SLP LLC                                           UNITED STATES     N/A         N/A
3328  2      GS TDN Advisors, L.L.C.                                         UNITED STATES     N/A         N/A
3329  2      GS TXU ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3330  3        GOLDMAN SACHS TXU INVESTORS, L.P.                             UNITED STATES     N/A         N/A
3331  2      GS TXU OFFSHORE ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A
3332  3        GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.           CAYMAN ISLANDS    N/A         N/A
3333  3        GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3334  4          GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.         CAYMAN ISLANDS    N/A         N/A
3335  2      GS UDC 114TH STREET MEMBER LLC                                  UNITED STATES     N/A         N/A
3336  2      GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                         UNITED STATES     N/A         N/A
3337  3        GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3338  3        GS VINTAGE II EMPLOYEE FUND, L.P.                             UNITED STATES     N/A         N/A
3339  2      GS YES ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3340  2      GSAM - THL ACCESS, L.L.C.                                       UNITED STATES     N/A         N/A
3341  3        GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.            UNITED STATES     N/A         N/A
3342  4          THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.          UNITED STATES     N/A         N/A
3343  4          THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3344  4          THL EQUITY FUND VI - GS ACCESS, L.P.                        UNITED STATES     N/A         N/A
3345  3        THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.                    UNITED STATES     N/A         N/A
3346  2      GSAM GEN-PAR II, L.L.C.                                         UNITED STATES     N/A         N/A
3347  3        GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS, L.L.C.    UNITED STATES     N/A         N/A
3348  4          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.        UNITED STATES     N/A         N/A
3349  3        GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE ADVISORS,  CAYMAN ISLANDS    100         N/A
                 INC.
3350  4          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                   L.P.
3351  5            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3352  3        GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE HOLDINGS   CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3353  4          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3354  3        GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3355  4          GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.     UNITED STATES     N/A         N/A
3356  4          GOLDMAN SACHS PETERSHILL FUND, L.P.                         UNITED STATES     N/A         N/A
3357  5            GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,     UNITED STATES     100         N/A
                     LTD.
3358  5            GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.     CAYMAN ISLANDS    100         N/A
3359  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3360  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL) HOLDINGS, CAYMAN ISLANDS    99          N/A
                     LTD.
3361  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR) HOLDINGS,  CAYMAN ISLANDS    99          N/A
                     LTD.
3362  5            GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3363  5            GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3364  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    100         N/A
                     LTD.
3365  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3366  5            GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3367  5            GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3368  4          GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.                  UNITED STATES     N/A         N/A
3369  5            GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,     UNITED STATES     100         N/A
                     LTD.
3370  5            GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.     CAYMAN ISLANDS    100         N/A
3371  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3372  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL) HOLDINGS, CAYMAN ISLANDS    99          N/A
                     LTD.
3373  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR) HOLDINGS,  CAYMAN ISLANDS    99          N/A
                     LTD.
3374  5            GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3375  5            GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3376  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    100         N/A
                     LTD.
3377  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3378  5            GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3379  5            GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3380  3        GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.         CAYMAN ISLANDS    100         N/A
3381  4          GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS (CAYMAN),   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3382  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3383  5            GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3384  5            GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3385  4          GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.                CAYMAN ISLANDS    N/A         N/A
3386  5            GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.   UNITED STATES     N/A         N/A
3387  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ) HOLDINGS   UNITED STATES     100         N/A
                     CORP.
3388  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)         UNITED STATES     100         N/A
                     HOLDINGS CORP.
3389  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER) HOLDINGS  UNITED STATES     100         N/A
                     CORP.
3390  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS (CAYMAN), CAYMAN ISLANDS    N/A         N/A
                     L.P.
3391  5            GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND HOLDINGS,   CAYMAN ISLANDS    N/A         N/A
                     L.P.
3392  6              GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,   UNITED STATES     100         N/A
                       LTD.
3393  5            GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS, LTD.  CAYMAN ISLANDS    99          N/A
3394  6              GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)         CAYMAN ISLANDS    99          N/A
                       HOLDINGS, LTD.
3395  5            GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3396  6              GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)          CAYMAN ISLANDS    99          N/A
                       HOLDINGS, LTD.
3397  5            Goldman Sachs Petershill Fund Offshore (Lombardi)         UNITED STATES     100         N/A
                     Holdings Corp.
3398  4          GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (TRUEMAN) III,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3399  4          GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND HOLDINGS,     CAYMAN ISLANDS    N/A         N/A
                   L.P.
3400  4          GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
3401  5            GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS I, LTD.        CAYMAN ISLANDS    100         N/A
3402  4          GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.         CAYMAN ISLANDS    N/A         N/A
3403  5            GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.   UNITED STATES     N/A         N/A
3404  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ) HOLDINGS   UNITED STATES     100         N/A
                     CORP.
3405  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)         UNITED STATES     100         N/A
                     HOLDINGS CORP.
3406  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER) HOLDINGS  UNITED STATES     100         N/A
                     CORP.
3407  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS (CAYMAN), CAYMAN ISLANDS    N/A         N/A
                     L.P.
3408  5            GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS, LTD.  CAYMAN ISLANDS    99          N/A
3409  5            GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3410  5            Goldman Sachs Petershill Fund Offshore (Lombardi)         UNITED STATES     100         N/A
                     Holdings Corp.
3411  2      GSAM GEN-PAR, L.L.C.                                            UNITED STATES     N/A         N/A
3412  3        AEGIS INVESTORS ADVISORS, L.L.C.                              UNITED STATES     N/A         N/A
3413  4          AEGIS INVESTORS, L.P.                                       UNITED STATES     N/A         N/A
3414  5            AEGIS INVESTORS FOREIGN INCOME BLOCKER, L.L.C.            UNITED STATES     N/A         N/A
3415  3        CAP IV Access Advisors, L.L.C.                                UNITED STATES     N/A         N/A
3416  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE        CAYMAN ISLANDS    100         N/A
                 HOLDINGS, INC.
3417  4          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE          CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3418  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE, INC.  CAYMAN ISLANDS    100         N/A
3419  4          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE, L.P.    CAYMAN ISLANDS    N/A         N/A
3420  5            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE        CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3421  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.         UNITED STATES     N/A         N/A
3422  4          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.             UNITED STATES     N/A         N/A
3423  3        GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND II GP, UNITED STATES     N/A         N/A
                 LLC
3424  4          GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND    UNITED STATES     N/A         N/A
                   II, L.P.
3425  5            GS MEZZANINE PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
3426  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL), L.L.C.  UNITED STATES     N/A         N/A
3427  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.           UNITED STATES     N/A         N/A
3428  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II, L.L.C.    UNITED STATES     N/A         N/A
3429  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.        UNITED STATES     N/A         N/A
3430  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE ADVISORS,  CAYMAN ISLANDS    100         N/A
                 INC.
3431  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                   L.P.
3432  5            GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3433  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE HOLDINGS   CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3434  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3435  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS, L.L.C.   UNITED STATES     N/A         N/A
3436  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.       UNITED STATES     N/A         N/A
3437  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE ADVISORS, CAYMAN ISLANDS    100         N/A
                 INC.
3438  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III OFFSHORE,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3439  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE HOLDINGS  CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3440  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III OFFSHORE    CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3441  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS, L.L.C.    UNITED STATES     N/A         N/A
3442  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.        UNITED STATES     N/A         N/A
3443  5            GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV FOREIGN    UNITED STATES     N/A         N/A
                     INCOME BLOCKER, L.L.C.
3444  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUNDS GP,  UNITED STATES     N/A         N/A
                 L.L.C.
3445  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV EMPLOYEE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3446  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND     CAYMAN ISLANDS    100         N/A
                   OFFSHORE, LTD.
3447  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND,    UNITED STATES     N/A         N/A
                   L.P.
3448  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND       CAYMAN ISLANDS    100         N/A
                   OFFSHORE, LTD.
3449  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND, L.P. UNITED STATES     N/A         N/A
3450  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE ADVISORS,  CAYMAN ISLANDS    100         N/A
                   INC.
3451  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                   L.P.
3452  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE HOLDINGS   CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3453  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3454  5            GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS FOREIGN INCOME BLOCKER, LTD.

3455  3       GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3456  4         GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3457  5           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE          525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3458  3       GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS          525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3459  4         GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,  525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3460  3       GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE ADVISORS, 525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
3461  4         GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3462  4         GOLDMAN SACHS PALMETTO STATE FUND A, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3463  5           GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3464  4         GOLDMAN SACHS PALMETTO STATE FUND B, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3465  5           GOLDMAN SACHS YES INVESTORS, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3466  5           GS LOAN PARTNERS I ONSHORE, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3467  3       GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3468  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3469  3       GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3470  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3471  3       GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3472  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3473  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3474  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3475  3       GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3476  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT      525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3477  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3478  5           LVB ACQUISITION HOLDING, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3479  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3480  3       GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3481  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER     525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3482  3       GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3483  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE,     525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3484  3       GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3485  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE      525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3486  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3487  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3488  3       GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE ADVISORS,  525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3489  4         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3490  5           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE        525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3491  3       GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3492  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3493  3       GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3494  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - DIRECT      525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3495  5           LVB ACQUISITION HOLDING, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3496  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3497  3       GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3498  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - MANAGER     525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3499  3       GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3500  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE,     525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3501  3       GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3502  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE      525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3503  3       GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3504  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3505  5           PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN INCOME       551112 - Offices of  New York      NY        Delaware
                    BLOCKER, L.L.C.                                      Other Holding
                                                                         Companies
3506  3       GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3507  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA OFFSHORE      525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
3508  3       GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3509  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3510  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3511  3       GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3512  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT        525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3513  5           LVB ACQUISITION HOLDING, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3514  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3515  3       GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3516  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER FUND, 525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3517  3       GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3518  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3519  3       GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3520  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE        525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3521  5           GS PEP BASS HOLDINGS, LLC                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3522  6             LVB ACQUISITION HOLDING, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3523  5           GS PEP IX Offshore YES Holdings Corp.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3524  6             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3525  5           GS PEP SAFWAY HOLDINGS, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3526  5           Goldman Sachs Private Equity Partners IX Offshore      525990 - Other       New York      NY        Delaware
                    Holdings Graphite VII, L.P.                          Financial Vehicles
3527  4         Goldman Sachs Private Equity Partners IX Offshore        525990 - Other       New York      NY        Delaware
                  Holdings Graphite VII, L.P.                            Financial Vehicles
3528  3       GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3529  4         GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3530  3       GOLDMAN SACHS PEP X ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3531  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3532  3       GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3533  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT         525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3534  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3535  3       GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3536  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER FUND,  525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3537  5           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER      525990 - Other       Wilmington    DE        Delaware
                    FUND FOREIGN INCOME BLOCKER, L.L.C.                  Financial Vehicles
3538  3       GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3539  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3540  5           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3541  3       GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3542  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE         525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3543  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY ADVISORS, 525990 - Other       New York      NY        Delaware
                  L.L.C.                                                 Financial Vehicles
3544  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND,   525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3545  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE       525990 - Other       George Town             CAYMAN
                OFFSHORE ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3546  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles                           ISLANDS
3547  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE, L.P.                                    Financial Vehicles                           ISLANDS
3548  5           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE   525990 - Other       George Town             CAYMAN
                    FUND OFFSHORE HOLDINGS, L.P.                         Financial Vehicles                           ISLANDS
3549  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE       525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS ADVISORS, INC.                         Financial Vehicles                           ISLANDS
3550  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       New York      NY        Delaware
                ADVISORS, L.L.C.                                         Financial Vehicles
3551  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3552  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       New York      NY        Delaware
                FUND II ADVISORS, L.L.C.                                 Financial Vehicles
3553  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       New York      NY        Delaware
                  FUND II, L.P.                                          Financial Vehicles
3554  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                OFFSHORE ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3555  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE, L.P.                                    Financial Vehicles                           ISLANDS
3556  5           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other       George Town             CAYMAN
                    OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles                           ISLANDS
3557  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS ADVISORS, INC.                         Financial Vehicles                           ISLANDS
3558  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles                           ISLANDS
3559  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)      525990 - Other       George Town             CAYMAN
                OFFSHORE ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3560  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3561  5           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)  525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3562  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)      525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS ADVISORS, INC.                         Financial Vehicles                           ISLANDS
3563  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other       George Town             CAYMAN
                  OFFSHORE HOLDINGS, L.P.                                Financial Vehicles                           ISLANDS
3564  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3565  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3566  5           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3567  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3568  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other       George Town             CAYMAN
                  OFFSHORE HOLDINGS, L.P.                                Financial Vehicles                           ISLANDS
3569  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUNDS  525990 - Other       New York      NY        Delaware
                GP, L.L.C.                                               Financial Vehicles
3570  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUND 525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3571  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3572  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3573  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3574  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND     525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
3575  3       GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE    525990 - Other       New York      NY        Delaware
                ADVISORS, LLC                                            Financial Vehicles
3576  4         GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE,   525990 - Other       Edinburgh               UNITED
                  L.P.                                                   Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3577  3       GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE    525990 - Other       New York      NY        Delaware
                HOLDINGS ADVISORS, LLC                                   Financial Vehicles
3578  4         GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE    525990 - Other       Edinburgh               UNITED
                  HOLDINGS, L.P.                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3579  3       GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3580  4         GOLDMAN SACHS VINTAGE FUND IV, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3581  5           GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3582  3       GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

3455  3        GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3456  4          GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.         CAYMAN ISLANDS    N/A         N/A
3457  5            GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,   CAYMAN ISLANDS    N/A         N/A
                     L.P.
3458  3        GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS ADVISORS,   CAYMAN ISLANDS    100         N/A
                 INC.
3459  4          GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,     CAYMAN ISLANDS    N/A         N/A
                   L.P.
3460  3        GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE ADVISORS,    UNITED STATES     N/A         N/A
                 L.L.C.
3461  4          GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.              UNITED STATES     N/A         N/A
3462  4          GOLDMAN SACHS PALMETTO STATE FUND A, L.P.                   UNITED STATES     N/A         N/A
3463  5            GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.            UNITED STATES     N/A         N/A
3464  4          GOLDMAN SACHS PALMETTO STATE FUND B, L.P.                   UNITED STATES     N/A         N/A
3465  5            GOLDMAN SACHS YES INVESTORS, L.P.                         UNITED STATES     N/A         N/A
3466  5            GS LOAN PARTNERS I ONSHORE, L.P.                          UNITED STATES     N/A         N/A
3467  3        GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3468  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.            UNITED STATES     N/A         N/A
3469  3        GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.                    UNITED STATES     N/A         N/A
3470  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.         UNITED STATES     N/A         N/A
3471  3        GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3472  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.            UNITED STATES     N/A         N/A
3473  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3474  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3475  3        GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS, L.L.C.     UNITED STATES     N/A         N/A
3476  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT         UNITED STATES     N/A         N/A
                   INVESTMENT FUND, L.P.
3477  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3478  5            LVB ACQUISITION HOLDING, LLC                              UNITED STATES     24          N/A
3479  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3480  3        GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
3481  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER FUND,  UNITED STATES     N/A         N/A
                   L.P.
3482  3        GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3483  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3484  3        GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3485  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE         CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3486  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3487  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3488  3        GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE ADVISORS,     CAYMAN ISLANDS    100         N/A
                 INC.
3489  4          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.       CAYMAN ISLANDS    N/A         N/A
3490  5            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS, CAYMAN ISLANDS    N/A         N/A
                     L.P.
3491  3        GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3492  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.            UNITED STATES     N/A         N/A
3493  3        GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS, L.L.C.     UNITED STATES     N/A         N/A
3494  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - DIRECT         UNITED STATES     N/A         N/A
                   INVESTMENT FUND, L.P.
3495  5            LVB ACQUISITION HOLDING, LLC                              UNITED STATES     24          N/A
3496  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3497  3        GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
3498  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - MANAGER FUND,  UNITED STATES     N/A         N/A
                   L.P.
3499  3        GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3500  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3501  3        GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3502  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE         CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3503  3        GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3504  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND, L.P.       UNITED STATES     N/A         N/A
3505  5            PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN INCOME BLOCKER, UNITED STATES     N/A         N/A
                     L.L.C.
3506  3        GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3507  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA OFFSHORE FUND,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3508  3        GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                         UNITED STATES     N/A         N/A
3509  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.              UNITED STATES     N/A         N/A
3510  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3511  3        GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.       UNITED STATES     N/A         N/A
3512  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT           UNITED STATES     N/A         N/A
                   INVESTMENT FUND, L.P.
3513  5            LVB ACQUISITION HOLDING, LLC                              UNITED STATES     24          N/A
3514  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3515  3        GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
3516  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER FUND,    UNITED STATES     N/A         N/A
                   L.P.
3517  3        GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3518  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE, L.P.     CAYMAN ISLANDS    N/A         N/A
3519  3        GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.         CAYMAN ISLANDS    100         N/A
3520  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE HOLDINGS, CAYMAN ISLANDS    N/A         N/A
                   L.P.
3521  5            GS PEP BASS HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
3522  6              LVB ACQUISITION HOLDING, LLC                            UNITED STATES     24          N/A
3523  5            GS PEP IX Offshore YES Holdings Corp.                     UNITED STATES     100         N/A
3524  6              YES NETWORK HOLDING COMPANY, LLC                        UNITED STATES     11          N/A
3525  5            GS PEP SAFWAY HOLDINGS, L.L.C.                            UNITED STATES     N/A         N/A
3526  5            Goldman Sachs Private Equity Partners IX Offshore         UNITED STATES     N/A         N/A
                     Holdings Graphite VII, L.P.
3527  4          Goldman Sachs Private Equity Partners IX Offshore Holdings  UNITED STATES     N/A         N/A
                   Graphite VII, L.P.
3528  3        GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.       UNITED STATES     N/A         N/A
3529  4          GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.           UNITED STATES     N/A         N/A
3530  3        GOLDMAN SACHS PEP X ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3531  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.               UNITED STATES     N/A         N/A
3532  3        GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.        UNITED STATES     N/A         N/A
3533  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT INVESTMENT UNITED STATES     N/A         N/A
                   FUND, L.P.
3534  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3535  3        GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.                  UNITED STATES     N/A         N/A
3536  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER FUND,     UNITED STATES     N/A         N/A
                   L.P.
3537  5            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER FUND    UNITED STATES     N/A         N/A
                     FOREIGN INCOME BLOCKER, L.L.C.
3538  3        GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.                   CAYMAN ISLANDS    100         N/A
3539  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE, L.P.      CAYMAN ISLANDS    N/A         N/A
3540  5            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE          CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3541  3        GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3542  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE HOLDINGS,  CAYMAN ISLANDS    N/A         N/A
                   L.P.
3543  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY ADVISORS,    UNITED STATES     N/A         N/A
                   L.L.C.
3544  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND, L.P. UNITED STATES     N/A         N/A
3545  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE OFFSHORE CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3546  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND   CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS, L.P.
3547  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND   CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3548  5            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND CAYMAN ISLANDS    N/A         N/A
                     OFFSHORE HOLDINGS, L.P.
3549  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE OFFSHORE CAYMAN ISLANDS    100         N/A
                 HOLDINGS ADVISORS, INC.
3550  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES       UNITED STATES     N/A         N/A
                 ADVISORS, L.L.C.
3551  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     UNITED STATES     N/A         N/A
                   FUND, L.P.
3552  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES FUND  UNITED STATES     N/A         N/A
                 II ADVISORS, L.L.C.
3553  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     UNITED STATES     N/A         N/A
                   FUND II, L.P.
3554  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES       CAYMAN ISLANDS    100         N/A
                 OFFSHORE ADVISORS, INC.
3555  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   FUND OFFSHORE, L.P.
3556  5            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES   CAYMAN ISLANDS    N/A         N/A
                     FUND OFFSHORE HOLDINGS, L.P.
3557  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES       CAYMAN ISLANDS    100         N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3558  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   FUND OFFSHORE HOLDINGS, L.P.
3559  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)         CAYMAN ISLANDS    100         N/A
                 OFFSHORE ADVISORS, INC.
3560  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3561  5            GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)     CAYMAN ISLANDS    N/A         N/A
                     OFFSHORE HOLDINGS, L.P.
3562  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)         CAYMAN ISLANDS    100         N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3563  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS, L.P.
3564  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE     CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3565  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE,  CAYMAN ISLANDS    N/A         N/A
                   L.P.
3566  5            GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3567  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE     CAYMAN ISLANDS    100         N/A
                 HOLDINGS ADVISORS, INC.
3568  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3569  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUNDS GP, UNITED STATES     N/A         N/A
                 L.L.C.
3570  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUND    CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3571  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUND,   UNITED STATES     N/A         N/A
                   L.P.
3572  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3573  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3574  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND        CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
3575  3        GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE       UNITED STATES     N/A         N/A
                 ADVISORS, LLC
3576  4          GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE, L.P. UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3577  3        GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE       UNITED STATES     N/A         N/A
                 HOLDINGS ADVISORS, LLC
3578  4          GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE       UNITED KINGDOM    N/A         N/A
                   HOLDINGS, L.P.                                            (OTHER)
3579  3        GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3580  4          GOLDMAN SACHS VINTAGE FUND IV, L.P.                         UNITED STATES     N/A         N/A
3581  5            GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC                   UNITED STATES     N/A         N/A
3582  3        GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.        UNITED STATES     N/A         N/A

3583  4         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND OFFSHORE,    525990 - Other       George Town             CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
3584  4         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3585  4         GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND OFFSHORE, LTD. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3586  4         GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3587  3       GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH                 525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
3588  4         GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG               525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
3589  3       GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3590  4         GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.       525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3591  4         GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.                525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3592  5           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3593  4         GOLDMAN SACHS VINTAGE FUND V, L.P.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3594  3       GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3595  4         GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3596  3       GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH          525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
3597  3       GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3598  4         GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3599  3       GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS ADVISORS,   525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3600  4         GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3601  5           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3602  5           GSV ENERGY HOLDINGS, INC.                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3603  5           GSVA OFFSHORE HOLDINGS, INC.                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3604  5           GSVF AHO INVESTMENTS CORP.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3605  3       GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3606  4         GOLDMAN SACHS VINTAGE FUND III, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3607  5           VF III HOLDINGS, L.P.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3608  3       GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3609  4         GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3610  5           GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3611  3       GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS, INC. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3612  4         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3613  3       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011  525990 - Other       Wilmington    DE        Delaware
                ADVISORS L.L.C.                                          Financial Vehicles
3614  4         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other       New York      NY        Delaware
                  2011 L.P.                                              Financial Vehicles
3615  5           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   551112 - Offices of  New York      NY        Delaware
                    2011 FOREIGN INCOME BLOCKER, L.L.C.                  Other Holding
                                                                         Companies
3616  3       GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3617  4         GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3618  3       GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3619  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3620  5           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND  525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3621  3       GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3622  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    525990 - Other       George Town             CAYMAN
                  OFFSHORE HOLDINGS, L.P.                                Financial Vehicles                           ISLANDS
3623  3       GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3624  4         GS DISTRESSED OPPORTUNITIES FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3625  3       GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3626  4         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3627  5           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS,    525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
3628  3       GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS,    525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3629  4         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3630  3       GS INITIAL INVESTOR, L.L.C.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3631  4         GS INITIAL INVESTOR, INC.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3632  5           PRIVATE EQUITY MANAGERS 2012, L.P.                     525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3633  6             PRIVATE EQUITY MANAGERS: 2012 FOREIGN INCOME         551112 - Offices of  New York      NY        Delaware
                      BLOCKER, L.L.C.                                    Other Holding
                                                                         Companies
3634  5           PRIVATE REAL ESTATE MANAGERS: 2011 LP                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3635  6             PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN INCOME    525990 - Other       Wilmington    DE        Delaware
                      BLOCKER, L.L.C.                                    Financial Vehicles
3636  5           U.S. REAL PROPERTY INCOME FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3637  6             USRPI REIT, INC.                                     525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3638  3       GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND        525990 - Other       New York      NY        Delaware
                ADVISORS, L.L.C.                                         Financial Vehicles
3639  4         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND,     525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3640  3       GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3641  4         GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3642  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
3643  6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3644  6             W2007 FINANCE SUB, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3645  7               BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS,     531390 - Other       New York      NY        Delaware
                        L.P.                                             activities related
                                                                         to real estate
3646  7               PFD HOLDINGS, LLC                                  531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3647  7               W2007 BEAR L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3648  7               W2007 GRACE I, LLC                                 525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3649  8                 W2007 EQUITY INNS GEN-PAR, LLC                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3650  9                   W2007 EQUITY INNS PARTNERSHIP, L.P.            525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3651  10                    W2007 EQUITY INNS JUNIOR MEZZ, LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3652  11                      W2007 EQUITY INNS INTERMEDIATE MEZZ V, LLC 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3653  12                        W2007 EQUITY INNS INTERMEDIATE MEZZ IV,  525990 - Other       Wilmington    DE        Delaware
                                  LLC                                    Financial Vehicles
3654  13                          W2007 EQUITY INNS INTERMEDIATE MEZZ    525990 - Other       Wilmington    DE        Delaware
                                    III, LLC                             Financial Vehicles
3655  14                            W2007 EQUITY INNS INTERMEDIATE MEZZ  525990 - Other       Wilmington    DE        Delaware
                                      II, LLC                            Financial Vehicles
3656  15                              W2007 EQUITY INNS INTERMEDIATE     525990 - Other       Wilmington    DE        Delaware
                                         MEZZ I, LLC                     Financial Vehicles
3657  16                                W2007 EQUITY INNS SENIOR MEZZ,   525990 - Other       Wilmington    DE        Delaware
                                          LLC                            Financial Vehicles
3658  17                                  W2007 EQUITY INNS REALTY, LLC  531120 - Lessors of  WILMINGTON    DE        Delaware
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
3659  8                 W2007 EQUITY INNS PARTNERSHIP, L.P.              525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3660  8                 W2007 GRACE ACQUISITION I, INC.                  525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3661  9                   W2007 EQUITY INNS PARTNERSHIP, L.P.            525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3662  7               W2007 MVP HOTELS, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3663  7               W2007 SEATTLE MEZZ LENDER, LLC                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3664  7               W2007/ACEP HOLDINGS, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3665  7               W2007/W2008 FINANCE LTD.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3666  7               WHITEHALL EUROPEAN RE 6 S.A R.L.                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3667  8                 MALETA HOLDING S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3668  8                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3669  8                 W2005/W2007 EQUINOX 2 B.V.                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3670  9                   W2005/W2007 EQUINOX 3 B.V.                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3671  8                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3672  9                   W2005/W2007 VERNAL ASSET 1 B.V.                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3673  9                   W2005/W2007 VERNAL HOLDING 2 B.V.              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3674  10                    W2005/W2007 VERNAL ASSET 1 B.V.              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3675  8                 ZWINGER OPCO 6 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3676  9                   ATLANTIC 2 - BERENICE FONDO COMUNE DI          525990 - Other       Milan                   ITALY
                            INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO      Financial Vehicles                           (OTHER)
3677  7               WHITEHALL EUROPEAN RE 7 S.A R.L.                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3678  7               WHITEHALL EUROPEAN RE 8 S.A R.L.                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3679  7               WNT HOLDINGS, LLC                                  531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3680  6             WHITEHALL EUROPEAN RE 4 S.A R.L.                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3681  7               MALETA HOLDING S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3682  7               VERNAL HOLDING B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3683  8                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3684  8                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3685  7               W2005/W2007 EQUINOX 1 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3686  7               W2005/W2007 EQUINOX 2 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3687  7               W2005/W2007 VERNAL HOLDING 1 B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3688  7               ZWINGER OPCO 6 B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3689  6             WHITEHALL EUROPEAN RE 5 S.A R.L.                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3690  7               MALETA HOLDING S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3691  7               VERNAL HOLDING B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3692  7               W2005/W2007 EQUINOX 1 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3693  7               W2005/W2007 EQUINOX 2 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3694  7               W2005/W2007 VERNAL HOLDING 1 B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3695  7               ZWINGER OPCO 6 B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3696  3       GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS, L.L.C.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3697  4         GS Mount Kellett Capital Partners Access Fund, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3698  3       GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE          525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3699  4         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND OFFSHORE   525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3700  4         GS Mount Kellett Capital Partners Access Corporate       525990 - Other       George Town             CAYMAN
                  Feeder Fund, Ltd.                                      Financial Vehicles                           ISLANDS
3701  4         GS Mount Kellett Capital Partners Access Fund Offshore,  525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3702  3       GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3703  4         GS PE CSEC CORPORATE HOLDINGS, L.P.                      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3704  5           GS ESF QEP OFFSHORE HOLDINGS CORP.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3705  5           GSVF AHO INVESTMENTS CORP.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3706  3       GS PE CSEC ENERGY ADVISORS, L.L.C.                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3707  4         GS PE CSEC ENERGY, INC.                                  525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
3708  5           GS PE CSEC ENERGY HOLDINGS, L.P.                       525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
3709  3       GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.                551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3710  4         GS PE CSEC ENERGY HOLDINGS, L.P.                         525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds

3583  4          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND OFFSHORE, LTD.  CAYMAN ISLANDS    100         N/A
3584  4          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.           UNITED STATES     N/A         N/A
3585  4          GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND OFFSHORE, LTD.    CAYMAN ISLANDS    100         N/A
3586  4          GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.             UNITED STATES     N/A         N/A
3587  3        GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH                    GERMANY           100         N/A
3588  4          GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG                  GERMANY           N/A         N/A
3589  3        GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
3590  4          GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.          UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3591  4          GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.                   UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3592  5            GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3593  4          GOLDMAN SACHS VINTAGE FUND V, L.P.                          UNITED STATES     N/A         N/A
3594  3        GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3595  4          GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.                 CAYMAN ISLANDS    N/A         N/A
3596  3        GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH             GERMANY           100         N/A
3597  3        GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3598  4          GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
3599  3        GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS ADVISORS, INC. CAYMAN ISLANDS    100         N/A
3600  4          GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.        CAYMAN ISLANDS    N/A         N/A
3601  5            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.               CAYMAN ISLANDS    N/A         N/A
3602  5            GSV ENERGY HOLDINGS, INC.                                 UNITED STATES     99          N/A
3603  5            GSVA OFFSHORE HOLDINGS, INC.                              UNITED STATES     100         N/A
3604  5            GSVF AHO INVESTMENTS CORP.                                UNITED STATES     99          N/A
3605  3        GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.                    UNITED STATES     N/A         N/A
3606  4          GOLDMAN SACHS VINTAGE FUND III, L.P.                        UNITED STATES     N/A         N/A
3607  5            VF III HOLDINGS, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3608  3        GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.             CAYMAN ISLANDS    100         N/A
3609  4          GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3610  5            GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.    CAYMAN ISLANDS    N/A         N/A
3611  3        GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS, INC.    CAYMAN ISLANDS    100         N/A
3612  4          GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.      CAYMAN ISLANDS    N/A         N/A
3613  3        GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011     UNITED STATES     N/A         N/A
                 ADVISORS L.L.C.
3614  4          GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011   UNITED STATES     N/A         N/A
                   L.P.
3615  5            GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011 UNITED STATES     N/A         N/A
                     FOREIGN INCOME BLOCKER, L.L.C.
3616  3        GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.             UNITED STATES     N/A         N/A
3617  4          GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                        UNITED STATES     N/A         N/A
3618  3        GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3619  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3620  5            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND     CAYMAN ISLANDS    N/A         N/A
                     OFFSHORE HOLDINGS, L.P.
3621  3        GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3622  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS, L.P.
3623  3        GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.                  UNITED STATES     N/A         N/A
3624  4          GS DISTRESSED OPPORTUNITIES FUND, L.P.                      UNITED STATES     N/A         N/A
3625  3        GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.           CAYMAN ISLANDS    100         N/A
3626  4          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.             CAYMAN ISLANDS    N/A         N/A
3627  5            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.  CAYMAN ISLANDS    N/A         N/A
3628  3        GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.  CAYMAN ISLANDS    100         N/A
3629  4          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.    CAYMAN ISLANDS    N/A         N/A
3630  3        GS INITIAL INVESTOR, L.L.C.                                   UNITED STATES     N/A         N/A
3631  4          GS INITIAL INVESTOR, INC.                                   UNITED STATES     100         N/A
3632  5            PRIVATE EQUITY MANAGERS 2012, L.P.                        UNITED STATES     N/A         N/A
3633  6              PRIVATE EQUITY MANAGERS: 2012 FOREIGN INCOME BLOCKER,   UNITED STATES     N/A         N/A
                       L.L.C.
3634  5            PRIVATE REAL ESTATE MANAGERS: 2011 LP                     UNITED STATES     N/A         N/A
3635  6              PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN INCOME       UNITED STATES     N/A         N/A
                       BLOCKER, L.L.C.
3636  5            U.S. REAL PROPERTY INCOME FUND, L.P.                      UNITED STATES     N/A         N/A
3637  6              USRPI REIT, INC.                                        UNITED STATES     100         N/A
3638  3        GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND ADVISORS, UNITED STATES     N/A         N/A
                 L.L.C.
3639  4          GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND, L.P.   UNITED STATES     N/A         N/A
3640  3        GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.              UNITED STATES     N/A         N/A
3641  4          GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.       UNITED STATES     N/A         N/A
3642  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
3643  6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
3644  6              W2007 FINANCE SUB, LLC                                  UNITED STATES     N/A         N/A
3645  7                BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.   UNITED STATES     N/A         32
3646  7                PFD HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3647  7                W2007 BEAR L.L.C.                                     UNITED STATES     N/A         N/A
3648  7                W2007 GRACE I, LLC                                    UNITED STATES     N/A         N/A
3649  8                  W2007 EQUITY INNS GEN-PAR, LLC                      UNITED STATES     N/A         N/A
3650  9                    W2007 EQUITY INNS PARTNERSHIP, L.P.               UNITED STATES     N/A         N/A
3651  10                     W2007 EQUITY INNS JUNIOR MEZZ, LLC              UNITED STATES     N/A         N/A
3652  11                       W2007 EQUITY INNS INTERMEDIATE MEZZ V, LLC    UNITED STATES     N/A         N/A
3653  12                         W2007 EQUITY INNS INTERMEDIATE MEZZ IV, LLC UNITED STATES     N/A         N/A
3654  13                           W2007 EQUITY INNS INTERMEDIATE MEZZ III,  UNITED STATES     N/A         N/A
                                     LLC
3655  14                             W2007 EQUITY INNS INTERMEDIATE MEZZ II, UNITED STATES     N/A         N/A
                                        LLC
3656  15                               W2007 EQUITY INNS INTERMEDIATE MEZZ   UNITED STATES     N/A         N/A
                                          I, LLC
3657  16                                 W2007 EQUITY INNS SENIOR MEZZ, LLC  UNITED STATES     N/A         N/A
3658  17                                   W2007 EQUITY INNS REALTY, LLC     UNITED STATES     100         N/A
3659  8                  W2007 EQUITY INNS PARTNERSHIP, L.P.                 UNITED STATES     N/A         N/A
3660  8                  W2007 GRACE ACQUISITION I, INC.                     UNITED STATES     100         N/A
3661  9                    W2007 EQUITY INNS PARTNERSHIP, L.P.               UNITED STATES     N/A         N/A
3662  7                W2007 MVP HOTELS, LLC                                 UNITED STATES     94          N/A
3663  7                W2007 SEATTLE MEZZ LENDER, LLC                        UNITED STATES     N/A         N/A
3664  7                W2007/ACEP HOLDINGS, LLC                              UNITED STATES     96          N/A
3665  7                W2007/W2008 FINANCE LTD.                              CAYMAN ISLANDS    100         N/A
3666  7                WHITEHALL EUROPEAN RE 6 S.A R.L.                      LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class F shares.
3667  8                  MALETA HOLDING S.A R.L.                             LUXEMBOURG        99          N/A
3668  8                  W2005/W2007 EQUINOX 1 B.V.                          NETHERLANDS       100         N/A
3669  8                  W2005/W2007 EQUINOX 2 B.V.                          NETHERLANDS       100         N/A
3670  9                    W2005/W2007 EQUINOX 3 B.V.                        NETHERLANDS       100         N/A
3671  8                  W2005/W2007 VERNAL HOLDING 1 B.V.                   NETHERLANDS       100         N/A
3672  9                    W2005/W2007 VERNAL ASSET 1 B.V.                   NETHERLANDS       100         N/A
3673  9                    W2005/W2007 VERNAL HOLDING 2 B.V.                 NETHERLANDS       100         N/A
3674  10                     W2005/W2007 VERNAL ASSET 1 B.V.                 NETHERLANDS       100         N/A
3675  8                  ZWINGER OPCO 6 B.V.                                 NETHERLANDS       100         N/A
3676  9                    ATLANTIC 2 - BERENICE FONDO COMUNE DI             ITALY (OTHER)     94          N/A
                             INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO
3677  7                WHITEHALL EUROPEAN RE 7 S.A R.L.                      LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
3678  7                WHITEHALL EUROPEAN RE 8 S.A R.L.                      LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
3679  7                WNT HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3680  6              WHITEHALL EUROPEAN RE 4 S.A R.L.                        LUXEMBOURG        100         N/A
3681  7                MALETA HOLDING S.A R.L.                               LUXEMBOURG        99          N/A
3682  7                VERNAL HOLDING B.V.                                   NETHERLANDS       100         N/A
3683  8                  W2005/W2007 EQUINOX 1 B.V.                          NETHERLANDS       100         N/A
3684  8                  W2005/W2007 VERNAL HOLDING 1 B.V.                   NETHERLANDS       100         N/A
3685  7                W2005/W2007 EQUINOX 1 B.V.                            NETHERLANDS       100         N/A
3686  7                W2005/W2007 EQUINOX 2 B.V.                            NETHERLANDS       100         N/A
3687  7                W2005/W2007 VERNAL HOLDING 1 B.V.                     NETHERLANDS       100         N/A
3688  7                ZWINGER OPCO 6 B.V.                                   NETHERLANDS       100         N/A
3689  6              WHITEHALL EUROPEAN RE 5 S.A R.L.                        LUXEMBOURG        99          N/A
3690  7                MALETA HOLDING S.A R.L.                               LUXEMBOURG        99          N/A
3691  7                VERNAL HOLDING B.V.                                   NETHERLANDS       100         N/A
3692  7                W2005/W2007 EQUINOX 1 B.V.                            NETHERLANDS       100         N/A
3693  7                W2005/W2007 EQUINOX 2 B.V.                            NETHERLANDS       100         N/A
3694  7                W2005/W2007 VERNAL HOLDING 1 B.V.                     NETHERLANDS       100         N/A
3695  7                ZWINGER OPCO 6 B.V.                                   NETHERLANDS       100         N/A
3696  3        GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS, L.L.C.     UNITED STATES     N/A         N/A
3697  4          GS Mount Kellett Capital Partners Access Fund, L.P.         UNITED STATES     N/A         N/A
3698  3        GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE ADVISORS,   CAYMAN ISLANDS    100         N/A
                 INC.
3699  4          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND OFFSHORE      CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3700  4          GS Mount Kellett Capital Partners Access Corporate Feeder   CAYMAN ISLANDS    100         N/A
                   Fund, Ltd.
3701  4          GS Mount Kellett Capital Partners Access Fund Offshore,     CAYMAN ISLANDS    N/A         N/A
                   L.P.
3702  3        GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3703  4          GS PE CSEC CORPORATE HOLDINGS, L.P.                         CAYMAN ISLANDS    N/A         N/A
3704  5            GS ESF QEP OFFSHORE HOLDINGS CORP.                        UNITED STATES     100         N/A
3705  5            GSVF AHO INVESTMENTS CORP.                                UNITED STATES     99          N/A
3706  3        GS PE CSEC ENERGY ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
3707  4          GS PE CSEC ENERGY, INC.                                     UNITED STATES     100         N/A
3708  5            GS PE CSEC ENERGY HOLDINGS, L.P.                          UNITED STATES     N/A         N/A
3709  3        GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.                   UNITED STATES     N/A         N/A
3710  4          GS PE CSEC ENERGY HOLDINGS, L.P.                            UNITED STATES     N/A         N/A

3711  3       GS PE CSEC OFFSHORE ADVISORS, INC.                         551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3712  4         GS PE CSEC OFFSHORE, L.P.                                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3713  5           GS PE CSEC OFFSHORE HOLDINGS, L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3714  3       GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3715  4         GS PE CSEC OFFSHORE HOLDINGS, L.P.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3716  3       GS PEO HOLDINGS LLC                                        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
3717  3       GS PEP 1999 ADVISORS, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3718  4         GS PRIVATE EQUITY PARTNERS 1999, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3719  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3720  3       GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3721  4         GS PRIVATE EQUITY PARTNERS 1999 - DIRECT INVESTMENT      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3722  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3723  3       GS PEP 1999 MANAGER ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3724  4         GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3725  3       GS PEP 1999 OFFSHORE ADVISORS, INC.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3726  4         GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3727  5           GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3728  6             GS PEP 99 VCP Offshore Holdings, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3729  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3730  3       GS PEP 2000 ADVISORS, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3731  4         GS PRIVATE EQUITY PARTNERS 2000, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3732  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3733  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3734  3       GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3735  4         GS PRIVATE EQUITY PARTNERS 2000 - DIRECT INVESTMENT      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3736  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3737  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3738  3       GS PEP 2000 MANAGER ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3739  4         GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3740  5           GS Private Equity Partners 2000 - Manager BC Holdings  525990 - Other       George Town             CAYMAN
                    Limited                                              Financial Vehicles                           ISLANDS
3741  3       GS PEP 2000 OFFSHORE ADVISORS, INC                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3742  4         GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3743  3       GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3744  4         GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3745  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3746  5           GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3747  5           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE COLLECTIVE    551112 - Offices of  New York      NY        Delaware
                    HOLDINGS, L.L.C.                                     Other Holding
                                                                         Companies
3748  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3749  3       GS PEP 2002 ADVISORS, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3750  4         GS PRIVATE EQUITY PARTNERS 2002, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3751  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3752  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3753  3       GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3754  4         GS PRIVATE EQUITY PARTNERS 2002 - DIRECT INVESTMENT      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3755  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3756  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3757  3       GS PEP 2002 MANAGER ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3758  4         GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3759  3       GS PEP 2002 OFFSHORE ADVISORS, INC.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3760  4         GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3761  3       GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3762  4         GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3763  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3764  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3765  3       GS PEP BASS HOLDINGS, LLC                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3766  3       GS PEP II ADVISORS (SC), L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3767  4         GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) -       525990 - Other       New York      NY        Delaware
                  MANAGER FUND, L.P.                                     Financial Vehicles
3768  3       GS PEP II ADVISORS, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3769  4         GS PRIVATE EQUITY PARTNERS II, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3770  5           GS CAPITAL PARTNERS III, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3771  3       GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3772  4         GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT FUND,    525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3773  3       GS PEP II MANAGER ADVISORS, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3774  4         GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3775  3       GS PEP II OFFSHORE ADVISORS, INC.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3776  4         GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3777  5           GS CAPITAL PARTNERS III OFFSHORE, L.P.                 525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
3778  3       GS PEP III ADVISORS, L.L.C.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3779  4         GS PRIVATE EQUITY PARTNERS III, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3780  5           GS CAPITAL PARTNERS III, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3781  3       GS PEP III OFFSHORE ADVISORS, INC.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3782  4         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3783  3       GS PEP OFFSHORE ADVISORS (NBK), INC.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3784  4         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3785  3       GS PEP SAFWAY HOLDINGS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3786  3       GS PEP TECH 2000 ADVISORS, L.L.C.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3787  4         GS PEP TECHNOLOGY FUND 2000, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3788  3       GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3789  4         GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3790  3       GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3791  4         GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3792  3       GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3793  4         GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3794  3       GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3795  3       GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3796  3       GS PRIVATE EQUITY MANAGEMENT, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3797  3       GS RA I HG6 ADVISORS, L.L.C.                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3798  4         GS RA I HG6, L.P.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3799  3       GS RA PROGRAM I ADVISORS, INC.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3800  4         GS RA PROGRAM I, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3801  3       GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3802  4         GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3803  5           GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3804  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
3805  3       GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3806  4         GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3807  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
3808  3       GS Special Opportunities 2008 Advisors, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3809  4         Goldman Sachs Special Opportunities Fund 2008, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3810  3       GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3811  4         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3812  5           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,   525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
3813  3       GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS ADVISORS,   525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3814  4         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,     525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3815  3       GS VINTAGE ADVISORS, L.L.C.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3816  4         GS VINTAGE FUND, L.P.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3817  5           VF Holdings, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3818  3       GS VINTAGE FUND OFFSHORE, LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3819  4         GS VINTAGE FUND OFFSHORE, L.P.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3820  3       GS VINTAGE II ADVISORS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3821  4         GS VINTAGE FUND II, L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3822  3       GS VINTAGE II OFFSHORE ADVISORS, INC.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3823  4         GS VINTAGE FUND II OFFSHORE, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3824  5           GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3825  3       GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3826  4         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3827  3       GS VINTAGE OFFSHORE ADVISORS, INC.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3828  4         GS VINTAGE FUND OFFSHORE, L.P.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3829  3       GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS, L.L.C.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3830  4         GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS FUND, 525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3831  3       GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3832  4         GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3833  3       GS WLR OPPORTUNITIES ADVISORS, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3834  4         GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3835  3       GSV HEYDEN HOLDINGS ADVISORS, INC.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3836  4         GSV HEYDEN HOLDINGS, L.P.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3837  3       GSV RIVERA HOLDINGS, LLC                                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3838  3       GSVA HOLDINGS ADVISORS, INC.                               551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies

3711  3        GS PE CSEC OFFSHORE ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3712  4          GS PE CSEC OFFSHORE, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3713  5            GS PE CSEC OFFSHORE HOLDINGS, L.P.                        CAYMAN ISLANDS    N/A         N/A
3714  3        GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.                   CAYMAN ISLANDS    100         N/A
3715  4          GS PE CSEC OFFSHORE HOLDINGS, L.P.                          CAYMAN ISLANDS    N/A         N/A
3716  3        GS PEO HOLDINGS LLC                                           UNITED STATES     N/A         N/A
3717  3        GS PEP 1999 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3718  4          GS PRIVATE EQUITY PARTNERS 1999, L.P.                       UNITED STATES     N/A         N/A
3719  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3720  3        GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3721  4          GS PRIVATE EQUITY PARTNERS 1999 - DIRECT INVESTMENT FUND,   UNITED STATES     N/A         N/A
                   L.P.
3722  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3723  3        GS PEP 1999 MANAGER ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3724  4          GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.        UNITED STATES     N/A         N/A
3725  3        GS PEP 1999 OFFSHORE ADVISORS, INC.                           CAYMAN ISLANDS    100         N/A
3726  4          GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.              CAYMAN ISLANDS    N/A         N/A
3727  5            GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                     CAYMAN ISLANDS    100         N/A
3728  6              GS PEP 99 VCP Offshore Holdings, L.P.                   CAYMAN ISLANDS    N/A         N/A
3729  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3730  3        GS PEP 2000 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3731  4          GS PRIVATE EQUITY PARTNERS 2000, L.P.                       UNITED STATES     N/A         N/A
3732  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3733  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3734  3        GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3735  4          GS PRIVATE EQUITY PARTNERS 2000 - DIRECT INVESTMENT FUND,   UNITED STATES     N/A         N/A
                   L.P.
3736  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3737  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3738  3        GS PEP 2000 MANAGER ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3739  4          GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.        UNITED STATES     N/A         N/A
3740  5            GS Private Equity Partners 2000 - Manager BC Holdings     CAYMAN ISLANDS    100         N/A
                     Limited
3741  3        GS PEP 2000 OFFSHORE ADVISORS, INC                            CAYMAN ISLANDS    100         N/A
3742  4          GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.              CAYMAN ISLANDS    N/A         N/A
3743  3        GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3744  4          GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS, L.P.     CAYMAN ISLANDS    N/A         N/A
3745  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3746  5            GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                   CAYMAN ISLANDS    N/A         N/A
3747  5            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE COLLECTIVE       UNITED STATES     N/A         N/A
                     HOLDINGS, L.L.C.
3748  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3749  3        GS PEP 2002 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3750  4          GS PRIVATE EQUITY PARTNERS 2002, L.P.                       UNITED STATES     N/A         N/A
3751  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3752  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3753  3        GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3754  4          GS PRIVATE EQUITY PARTNERS 2002 - DIRECT INVESTMENT FUND,   UNITED STATES     N/A         N/A
                   L.P.
3755  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3756  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3757  3        GS PEP 2002 MANAGER ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3758  4          GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.        UNITED STATES     N/A         N/A
3759  3        GS PEP 2002 OFFSHORE ADVISORS, INC.                           CAYMAN ISLANDS    100         N/A
3760  4          GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.              CAYMAN ISLANDS    N/A         N/A
3761  3        GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3762  4          GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS, L.P.     CAYMAN ISLANDS    N/A         N/A
3763  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3764  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3765  3        GS PEP BASS HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3766  3        GS PEP II ADVISORS (SC), L.L.C.                               UNITED STATES     N/A         N/A
3767  4          GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) - MANAGER  UNITED STATES     N/A         N/A
                   FUND, L.P.
3768  3        GS PEP II ADVISORS, L.L.C.                                    UNITED STATES     N/A         N/A
3769  4          GS PRIVATE EQUITY PARTNERS II, L.P.                         UNITED STATES     N/A         N/A
3770  5            GS CAPITAL PARTNERS III, L.P.                             UNITED STATES     N/A         N/A
3771  3        GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.                  UNITED STATES     N/A         N/A
3772  4          GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT FUND, L.P.  UNITED STATES     N/A         N/A
3773  3        GS PEP II MANAGER ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
3774  4          GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.          UNITED STATES     N/A         N/A
3775  3        GS PEP II OFFSHORE ADVISORS, INC.                             CAYMAN ISLANDS    100         N/A
3776  4          GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.                CAYMAN ISLANDS    N/A         N/A
3777  5            GS CAPITAL PARTNERS III OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3778  3        GS PEP III ADVISORS, L.L.C.                                   UNITED STATES     N/A         N/A
3779  4          GS PRIVATE EQUITY PARTNERS III, L.P.                        UNITED STATES     N/A         N/A
3780  5            GS CAPITAL PARTNERS III, L.P.                             UNITED STATES     N/A         N/A
3781  3        GS PEP III OFFSHORE ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3782  4          GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3783  3        GS PEP OFFSHORE ADVISORS (NBK), INC.                          CAYMAN ISLANDS    100         N/A
3784  4          NBK/GS PRIVATE EQUITY PARTNERS, L.P.                        CAYMAN ISLANDS    N/A         N/A
3785  3        GS PEP SAFWAY HOLDINGS, L.L.C.                                UNITED STATES     N/A         N/A
3786  3        GS PEP TECH 2000 ADVISORS, L.L.C.                             UNITED STATES     N/A         N/A
3787  4          GS PEP TECHNOLOGY FUND 2000, L.P.                           UNITED STATES     N/A         N/A
3788  3        GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                      CAYMAN ISLANDS    100         N/A
3789  4          GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.                  CAYMAN ISLANDS    N/A         N/A
3790  3        GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.             CAYMAN ISLANDS    100         N/A
3791  4          GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.         CAYMAN ISLANDS    N/A         N/A
3792  3        GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
3793  4          GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.          UNITED STATES     N/A         N/A
3794  3        GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.              UNITED STATES     N/A         N/A
3795  3        GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                   CAYMAN ISLANDS    100         N/A
3796  3        GS PRIVATE EQUITY MANAGEMENT, L.L.C.                          UNITED STATES     N/A         N/A
3797  3        GS RA I HG6 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3798  4          GS RA I HG6, L.P.                                           UNITED STATES     N/A         N/A
3799  3        GS RA PROGRAM I ADVISORS, INC.                                CAYMAN ISLANDS    100         N/A
3800  4          GS RA PROGRAM I, L.P.                                       CAYMAN ISLANDS    N/A         N/A
3801  3        GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.            UNITED STATES     N/A         N/A
3802  4          GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006, L.P.     UNITED STATES     N/A         N/A
3803  5            GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                  UNITED STATES     N/A         N/A
3804  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
3805  3        GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3806  4          GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.         UNITED STATES     N/A         N/A
3807  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
3808  3        GS Special Opportunities 2008 Advisors, L.L.C.                UNITED STATES     N/A         N/A
3809  4          Goldman Sachs Special Opportunities Fund 2008, L.P.         UNITED STATES     N/A         N/A
3810  3        GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3811  4          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.            CAYMAN ISLANDS    N/A         N/A
3812  5            GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P. CAYMAN ISLANDS    N/A         N/A
3813  3        GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS ADVISORS, INC. CAYMAN ISLANDS    100         N/A
3814  4          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P.   CAYMAN ISLANDS    N/A         N/A
3815  3        GS VINTAGE ADVISORS, L.L.C.                                   UNITED STATES     N/A         N/A
3816  4          GS VINTAGE FUND, L.P.                                       UNITED STATES     N/A         N/A
3817  5            VF Holdings, L.L.C.                                       UNITED STATES     N/A         N/A
3818  3        GS VINTAGE FUND OFFSHORE, LTD.                                CAYMAN ISLANDS    100         N/A
3819  4          GS VINTAGE FUND OFFSHORE, L.P.                              CAYMAN ISLANDS    N/A         N/A
3820  3        GS VINTAGE II ADVISORS, L.L.C.                                UNITED STATES     N/A         N/A
3821  4          GS VINTAGE FUND II, L.P.                                    UNITED STATES     N/A         N/A
3822  3        GS VINTAGE II OFFSHORE ADVISORS, INC.                         CAYMAN ISLANDS    100         N/A
3823  4          GS VINTAGE FUND II OFFSHORE, L.P.                           CAYMAN ISLANDS    N/A         N/A
3824  5            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                CAYMAN ISLANDS    N/A         N/A
3825  3        GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3826  4          GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                  CAYMAN ISLANDS    N/A         N/A
3827  3        GS VINTAGE OFFSHORE ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3828  4          GS VINTAGE FUND OFFSHORE, L.P.                              CAYMAN ISLANDS    N/A         N/A
3829  3        GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS, L.L.C.      UNITED STATES     N/A         N/A
3830  4          GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS FUND,    UNITED STATES     N/A         N/A
                   L.P.
3831  3        GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.                  CAYMAN ISLANDS    100         N/A
3832  4          GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.         CAYMAN ISLANDS    N/A         N/A
3833  3        GS WLR OPPORTUNITIES ADVISORS, L.L.C.                         UNITED STATES     N/A         N/A
3834  4          GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.                  UNITED STATES     N/A         N/A
3835  3        GSV HEYDEN HOLDINGS ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3836  4          GSV HEYDEN HOLDINGS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3837  3        GSV RIVERA HOLDINGS, LLC                                      UNITED STATES     N/A         N/A
3838  3        GSVA HOLDINGS ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A

3839  4         GSVA HOLDINGS, L.P.                                      551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3840  3       Goldman Sachs Early Secondaries Advisors, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3841  4         GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3842  3       Goldman Sachs PEG Advisors, Inc.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3843  3       Goldman Sachs PEP 2004 US-Focused (KP) Offshore Holdings   525990 - Other       George Town             CAYMAN
                Advisors, Inc.                                           Financial Vehicles                           ISLANDS
3844  4         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3845  3       Goldman Sachs Private Equity Opportunities Advisors, Inc.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3846  4         GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3847  5           Exeter Finance Holdings, L.P.                          525990 - Other       Atlanta       GA        Delaware
                                                                         Financial Vehicles
3848  5           PRIVATE EQUITY SECONDARY OPPORTUNITIES ADVISORS, INC.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3849  6             PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3850  5           PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3851  5           TP PARTNERS                                            551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
3852  6             TECHPROCESS SOLUTIONS LIMITED                        522320 - Financial   Kamala City             INDIA
                                                                         Transactions                                 (OTHER)
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
3853  6             TP HOLD CO (MAURITIUS) LTD.                          551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
3854  3       Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3855  4         GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3856  3       Goldman Sachs Vintage Fund IV Offshore Holdings Advisors,  525990 - Other       George Town             CAYMAN
                Inc.                                                     Financial Vehicles                           ISLANDS
3857  4         GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3858  5           GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3859  3       MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3860  4         MULTI-STRATEGY HOLDINGS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3861  3       PEP XI ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3862  4         PRIVATE EQUITY PARTNERS XI, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3863  5           PRIVATE EQUITY PARTNERS XI FOREIGN INCOME BLOCKER,     551112 - Offices of  New York      NY        Delaware
                    L.L.C.                                               Other Holding
                                                                         Companies
3864  3       PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3865  4         PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3866  5           PEP CONCENTRATED ENERGY FOREIGN INCOME BLOCKER, L.L.C. 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3867  3       PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE ADVISORS,   551112 - Offices of  George Town             CAYMAN
                INC.                                                     Other Holding                                ISLANDS
                                                                         Companies
3868  4         PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE,     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
3869  3       PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE HOLDINGS    551112 - Offices of  George Town             CAYMAN
                ADVISORS, INC.                                           Other Holding                                ISLANDS
                                                                         Companies
3870  4         PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE      525910 - Open-End    George Town             CAYMAN
                  HOLDINGS, L.P.                                         Investment Funds                             ISLANDS
3871  5           PEP CONCENTRATED ENERGY OFFSHORE FOREIGN INCOME        551112 - Offices of  George Town             CAYMAN
                    BLOCKER, LTD.                                        Other Holding                                ISLANDS
                                                                         Companies
3872  3       PRIVATE EQUITY MANAGERS 2012 ADVISORS L.L.C.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3873  4         PRIVATE EQUITY MANAGERS 2012, L.P.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3874  3       PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3875  4         PRIVATE EQUITY MANAGERS: 2011 L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3876  4         PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3877  3       PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3878  4         PRIVATE REAL ESTATE MANAGERS: 2011 LP                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3879  3       RICHMOND ACQUISITION GP, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3880  4         Richmond Acquisition, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3881  3       SDC INVESTORS GP, LLC                                      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3882  4         SDC INVESTORS, L.P.                                      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3883  3       U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3884  4         U.S. REAL PROPERTY INCOME FUND OFFSHORE, L.P.            525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3885  4         U.S. REAL PROPERTY INCOME FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3886  3       UBAR ADVISORS LIMITED                                      551112 - Offices of  NEW YORK      NY        JERSEY
                                                                         Other Holding
                                                                         Companies
3887  4         UBAR INVESTORS, L.P.                                     525990 - Other       New York      NY        JERSEY
                                                                         Financial Vehicles
3888  5           UBAR INVESTMENT HOLDINGS LIMITED                       551112 - Offices of  NEW YORK      NY        JERSEY
                                                                         Other Holding
                                                                         Companies
3889  3       VF III HOLDINGS OFFSHORE ADVISORS, INC.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3890  4         VF III HOLDINGS, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3891  3       VFC ADVISORS, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3892  4         VFC LIMITED PARTNERSHIP                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3893  5           VFC Investments Holdings, SRL                          525990 - Other       Christ Church           BARBADOS
                                                                         Financial Vehicles
3894  6             VFC Investments, SRL                                 525990 - Other       Christ Church           BARBADOS
                                                                         Financial Vehicles
3895  3       VINTAGE / BROAD STREET ENERGY ACCESS ADVISORS L.L.C.       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3896  4         VINTAGE / BROAD STREET ENERGY ACCESS FUND, L.P.          525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3897  3       VINTAGE FUND GSVA ADVISORS, L.L.C.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3898  4         VINTAGE FUND GSVA, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3899  2     GSCP EXPRO ADVISORS OFFSHORE, INC.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3900  3       GSCP EXPRO INVESTORS OFFSHORE, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3901  4         UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED          525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
3902  2     GSCP KMI ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3903  3       GSCP KMI INVESTORS, L.P.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3904  2     GSCP KMI OFFSHORE ADVISORS, INC.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3905  3       GSCP KMI INVESTORS OFFSHORE, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3906  2     GSCP LATIN AMERICA LLC                                       522294 - Secondary   New York      NY        Delaware
                                                                         Market Financing
3907  2     GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                     522298 - All Other   Mexico City             MEXICO
                                                                         Nondepository Credit
                                                                         Intermediation
3908  2     GSCP V AIV, L.P.                                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3909  2     GSCP V INSTITUTIONAL AIV, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3910  2     GSCS HOLDINGS I, LLC                                         525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
3911  3       GSCS HOLDINGS II, LLC                                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3912  2     GSEM (DEL) INC.                                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3913  3       GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3914  3       GSEM (DEL) HOLDINGS, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3915  2     GSEM ADVISORS, L.L.C.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3916  2     GSFS INVESTMENTS I CORP.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3917  3       1903 DEBT FUND, LP                                         52399 - All Other    Boston        MA        Delaware
                                                                         Financial Investment
                                                                         Activities
3918  3       CASPIAN FINANCING LLC                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3919  4         ENTERTAINMENT ACQUISITION FINANCING LLC                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3920  3       CATGS I, LLC                                               525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
3921  3       DBGS ANTHEM GP, LLC                                        525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3922  4         DBGS ANTHEM LP                                           525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3923  3       ENERGY CENTER HOLDINGS, LLC                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3924  3       GS LEASING (KCSR 2005-1) LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3925  3       GS SOLAR POWER I, LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3926  3       GS WIND HOLDINGS LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3927  3       GS WIND POWER II, LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3928  3       GSFS INVESTMENTS III, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3929  3       GSFS INVESTMENTS IV, LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3930  3       GSFS IV LLC                                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3931  3       RAFT RIVER I HOLDINGS, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3932  3       VOLITO AVIATION SERVICES AB                                541990 - All Other   Malmo                   SWEDEN
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
3933  2     GSGROUP NMTC INVESTOR LLC                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3934  2     GSIP HOLDCO A LLC                                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3935  3       GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.   525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
3936  3       GSIP HOLDCO B LLC                                          551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3937  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P. 525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
3938  2     GSJC 30 HUDSON URBAN RENEWAL L.L.C.                          531390 - Other       West Trenton  NJ        New Jersey
                                                                         activities related
                                                                         to real estate
3939  2     GSJC 50 HUDSON URBAN RENEWAL L.L.C.                          531390 - Other       West Trenton  NJ        New Jersey
                                                                         activities related
                                                                         to real estate
3940  2     GSJC LAND LLC                                                531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
3941  3       PH PIER MANAGEMENT LLC                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3942  2     GSJC MASTER LESSEE L.L.C.                                    531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
3943  2     GSPS STRATEGIES CORP.                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3944  3       GSPS (DEL) L.P.                                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3945  3       GSPS INVESTMENTS LIMITED                                   525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3946  4         GOLDMAN SACHS BANK (EUROPE) PLC                          522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
3947  2     GSSLG GEN-PAR, L.L.C.                                        525990 - Other       IRVING        TX        Delaware
                                                                         Financial Vehicles
3948  3       GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3949  2     GSSO (ASIA) OFFSHORE, LLC                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3950  3       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3951  2     GSSO (ASIA), LLC                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3952  3       GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3953  4         GSSOAF HOLDING COMPANY                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3954  2     GSTM LLC                                                     551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3955  3       SLK LLC                                                    551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
3956  4         GOLDMAN SACHS EXECUTION & CLEARING, L.P.                 523120 - Securities  New York      NY        New York
                                                                         Brokerage
3957  5           REDI HOLDINGS LLC                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3958  6             REDI TECH, LLC                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3959  2     GSTP LLC                                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3960  2     GSUIG REAL ESTATE MEMBER LLC                                 525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3961  3       GSLM FUND MEMBER LLC                                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3962  3       LAFITTE II LIHTC LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3963  3       WEST 116TH ST. LIHTC LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3964  2     GSUIG, L.L.C.                                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3965  3       BUCK HOLDINGS L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3966  2     GUARD CONTROL PMD GP, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

3839  4          GSVA HOLDINGS, L.P.                                         CAYMAN ISLANDS    N/A         N/A
3840  3        Goldman Sachs Early Secondaries Advisors, L.L.C.              UNITED STATES     N/A         N/A
3841  4          GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                  UNITED STATES     N/A         N/A
3842  3        Goldman Sachs PEG Advisors, Inc.                              CAYMAN ISLANDS    100         N/A
3843  3        Goldman Sachs PEP 2004 US-Focused (KP) Offshore Holdings      CAYMAN ISLANDS    100         N/A
                 Advisors, Inc.
3844  4          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3845  3        Goldman Sachs Private Equity Opportunities Advisors, Inc.     CAYMAN ISLANDS    100         N/A
3846  4          GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.            CAYMAN ISLANDS    N/A         N/A
3847  5            Exeter Finance Holdings, L.P.                             UNITED STATES     N/A         N/A
3848  5            PRIVATE EQUITY SECONDARY OPPORTUNITIES ADVISORS, INC.     CAYMAN ISLANDS    100         N/A
3849  6              PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.            CAYMAN ISLANDS    N/A         N/A
3850  5            PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.              CAYMAN ISLANDS    N/A         N/A
3851  5            TP PARTNERS                                               MAURITIUS         48          N/A
3852  6              TECHPROCESS SOLUTIONS LIMITED                           INDIA (OTHER)     44          N/A
3853  6              TP HOLD CO (MAURITIUS) LTD.                             MAURITIUS         100         N/A
3854  3        Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.         CAYMAN ISLANDS    100         N/A
3855  4          GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.                CAYMAN ISLANDS    N/A         N/A
3856  3        Goldman Sachs Vintage Fund IV Offshore Holdings Advisors,     CAYMAN ISLANDS    100         N/A
                 Inc.
3857  4          GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS, L.P.       CAYMAN ISLANDS    N/A         N/A
3858  5            GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC                  UNITED STATES     N/A         N/A
3859  3        MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.               CAYMAN ISLANDS    100         N/A
3860  4          MULTI-STRATEGY HOLDINGS, L.P.                               CAYMAN ISLANDS    N/A         N/A
3861  3        PEP XI ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3862  4          PRIVATE EQUITY PARTNERS XI, L.P.                            UNITED STATES     N/A         N/A
3863  5            PRIVATE EQUITY PARTNERS XI FOREIGN INCOME BLOCKER, L.L.C. UNITED STATES     N/A         N/A
3864  3        PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.        UNITED STATES     N/A         N/A
3865  4          PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.            UNITED STATES     N/A         N/A
3866  5            PEP CONCENTRATED ENERGY FOREIGN INCOME BLOCKER, L.L.C.    UNITED STATES     N/A         N/A
3867  3        PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE ADVISORS, INC. CAYMAN ISLANDS    100         N/A
3868  4          PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3869  3        PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE HOLDINGS       CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3870  4          PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE         CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3871  5            PEP CONCENTRATED ENERGY OFFSHORE FOREIGN INCOME BLOCKER,  CAYMAN ISLANDS    100         N/A
                     LTD.
3872  3        PRIVATE EQUITY MANAGERS 2012 ADVISORS L.L.C.                  UNITED STATES     N/A         N/A
3873  4          PRIVATE EQUITY MANAGERS 2012, L.P.                          UNITED STATES     N/A         N/A
3874  3        PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.                 UNITED STATES     N/A         N/A
3875  4          PRIVATE EQUITY MANAGERS: 2011 L.P.                          UNITED STATES     N/A         N/A
3876  4          PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.                 CAYMAN ISLANDS    N/A         N/A
3877  3        PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC               UNITED STATES     N/A         N/A
3878  4          PRIVATE REAL ESTATE MANAGERS: 2011 LP                       UNITED STATES     N/A         N/A
3879  3        RICHMOND ACQUISITION GP, LLC                                  UNITED STATES     N/A         N/A
3880  4          Richmond Acquisition, L.P.                                  UNITED STATES     N/A         N/A
3881  3        SDC INVESTORS GP, LLC                                         UNITED STATES     N/A         N/A
3882  4          SDC INVESTORS, L.P.                                         UNITED STATES     N/A         N/A
3883  3        U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC                  UNITED STATES     N/A         N/A
3884  4          U.S. REAL PROPERTY INCOME FUND OFFSHORE, L.P.               UNITED STATES     N/A         N/A
3885  4          U.S. REAL PROPERTY INCOME FUND, L.P.                        UNITED STATES     N/A         N/A
3886  3        UBAR ADVISORS LIMITED                                         UNITED STATES     100         N/A
3887  4          UBAR INVESTORS, L.P.                                        UNITED STATES     N/A         N/A
3888  5            UBAR INVESTMENT HOLDINGS LIMITED                          UNITED STATES     100         N/A
3889  3        VF III HOLDINGS OFFSHORE ADVISORS, INC.                       CAYMAN ISLANDS    100         N/A
3890  4          VF III HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
3891  3        VFC ADVISORS, L.L.C.                                          UNITED STATES     N/A         N/A
3892  4          VFC LIMITED PARTNERSHIP                                     UNITED STATES     N/A         N/A
3893  5            VFC Investments Holdings, SRL                             BARBADOS          100         N/A
3894  6              VFC Investments, SRL                                    BARBADOS          100         N/A
3895  3        VINTAGE / BROAD STREET ENERGY ACCESS ADVISORS L.L.C.          UNITED STATES     N/A         N/A
3896  4          VINTAGE / BROAD STREET ENERGY ACCESS FUND, L.P.             UNITED STATES     N/A         N/A
3897  3        VINTAGE FUND GSVA ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
3898  4          VINTAGE FUND GSVA, L.P.                                     UNITED STATES     N/A         N/A
3899  2      GSCP EXPRO ADVISORS OFFSHORE, INC.                              CAYMAN ISLANDS    100         N/A
3900  3        GSCP EXPRO INVESTORS OFFSHORE, L.P.                           CAYMAN ISLANDS    N/A         N/A
3901  4          UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED             GUERNSEY          N/A         43
3902  2      GSCP KMI ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3903  3        GSCP KMI INVESTORS, L.P.                                      UNITED STATES     N/A         N/A
3904  2      GSCP KMI OFFSHORE ADVISORS, INC.                                CAYMAN ISLANDS    100         N/A
3905  3        GSCP KMI INVESTORS OFFSHORE, L.P.                             CAYMAN ISLANDS    N/A         N/A
3906  2      GSCP LATIN AMERICA LLC                                          UNITED STATES     N/A         N/A
3907  2      GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                        MEXICO            100         100
3908  2      GSCP V AIV, L.P.                                                CAYMAN ISLANDS    N/A         N/A
3909  2      GSCP V INSTITUTIONAL AIV, L.P.                                  CAYMAN ISLANDS    N/A         N/A
3910  2      GSCS HOLDINGS I, LLC                                            UNITED STATES     N/A         N/A
3911  3        GSCS HOLDINGS II, LLC                                         UNITED STATES     N/A         N/A
3912  2      GSEM (DEL) INC.                                                 UNITED STATES     100         N/A
3913  3        GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
3914  3        GSEM (DEL) HOLDINGS, L.P.                                     UNITED STATES     N/A         N/A
3915  2      GSEM ADVISORS, L.L.C.                                           UNITED STATES     N/A         N/A
3916  2      GSFS INVESTMENTS I CORP.                                        UNITED STATES     100         N/A
3917  3        1903 DEBT FUND, LP                                            UNITED STATES     N/A         N/A
3918  3        CASPIAN FINANCING LLC                                         UNITED STATES     N/A         N/A
3919  4          ENTERTAINMENT ACQUISITION FINANCING LLC                     UNITED STATES     N/A         N/A
3920  3        CATGS I, LLC                                                  UNITED STATES     N/A         N/A
3921  3        DBGS ANTHEM GP, LLC                                           UNITED STATES     N/A         N/A
3922  4          DBGS ANTHEM LP                                              UNITED STATES     N/A         N/A
3923  3        ENERGY CENTER HOLDINGS, LLC                                   UNITED STATES     N/A         N/A
3924  3        GS LEASING (KCSR 2005-1) LLC                                  UNITED STATES     N/A         N/A
3925  3        GS SOLAR POWER I, LLC                                         UNITED STATES     N/A         N/A
3926  3        GS WIND HOLDINGS LLC                                          UNITED STATES     N/A         N/A
3927  3        GS WIND POWER II, LLC                                         UNITED STATES     N/A         N/A
3928  3        GSFS INVESTMENTS III, LLC                                     UNITED STATES     N/A         N/A
3929  3        GSFS INVESTMENTS IV, LLC                                      UNITED STATES     N/A         N/A
3930  3        GSFS IV LLC                                                   UNITED STATES     N/A         N/A
3931  3        RAFT RIVER I HOLDINGS, LLC                                    UNITED STATES     N/A         N/A
3932  3        VOLITO AVIATION SERVICES AB                                   SWEDEN            20          N/A
3933  2      GSGROUP NMTC INVESTOR LLC                                       UNITED STATES     N/A         N/A
3934  2      GSIP HOLDCO A LLC                                               UNITED STATES     N/A         N/A
3935  3        GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.      UNITED STATES     N/A         N/A
3936  3        GSIP HOLDCO B LLC                                             UNITED STATES     N/A         N/A
3937  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    UNITED STATES     N/A         N/A
3938  2      GSJC 30 HUDSON URBAN RENEWAL L.L.C.                             UNITED STATES     N/A         N/A
3939  2      GSJC 50 HUDSON URBAN RENEWAL L.L.C.                             UNITED STATES     N/A         N/A
3940  2      GSJC LAND LLC                                                   UNITED STATES     N/A         N/A
3941  3        PH PIER MANAGEMENT LLC                                        UNITED STATES     N/A         N/A
3942  2      GSJC MASTER LESSEE L.L.C.                                       UNITED STATES     N/A         N/A
3943  2      GSPS STRATEGIES CORP.                                           UNITED STATES     100         N/A
3944  3        GSPS (DEL) L.P.                                               UNITED STATES     N/A         N/A
3945  3        GSPS INVESTMENTS LIMITED                                      UNITED KINGDOM    100         N/A
                                                                             (OTHER)
3946  4          GOLDMAN SACHS BANK (EUROPE) PLC                             IRELAND           100         N/A
3947  2      GSSLG GEN-PAR, L.L.C.                                           UNITED STATES     N/A         N/A
3948  3        GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                   UNITED STATES     N/A         N/A
3949  2      GSSO (ASIA) OFFSHORE, LLC                                       UNITED STATES     N/A         N/A
3950  3        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
3951  2      GSSO (ASIA), LLC                                                UNITED STATES     N/A         N/A
3952  3        GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.                    UNITED STATES     N/A         N/A
3953  4          GSSOAF HOLDING COMPANY                                      CAYMAN ISLANDS    100         N/A
3954  2      GSTM LLC                                                        UNITED STATES     N/A         N/A
3955  3        SLK LLC                                                       UNITED STATES     N/A         N/A
3956  4          GOLDMAN SACHS EXECUTION & CLEARING, L.P.                    UNITED STATES     N/A         N/A
3957  5            REDI HOLDINGS LLC                                         UNITED STATES     N/A         N/A
3958  6              REDI TECH, LLC                                          UNITED STATES     N/A         N/A
3959  2      GSTP LLC                                                        UNITED STATES     N/A         N/A
3960  2      GSUIG REAL ESTATE MEMBER LLC                                    UNITED STATES     N/A         N/A
3961  3        GSLM FUND MEMBER LLC                                          UNITED STATES     N/A         N/A
3962  3        LAFITTE II LIHTC LLC                                          UNITED STATES     N/A         N/A
3963  3        WEST 116TH ST. LIHTC LLC                                      UNITED STATES     N/A         N/A
3964  2      GSUIG, L.L.C.                                                   UNITED STATES     N/A         N/A
3965  3        BUCK HOLDINGS L.P.                                            UNITED STATES     N/A         21
3966  2      GUARD CONTROL PMD GP, L.L.C.                                    UNITED STATES     N/A         N/A

3967  3       GUARD CONTROL PMD, L.P.                                    525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3968  2     Goldman Sachs Developing Markets Real Estate Cooperatief     525990 - Other       London                  NETHERLANDS
              U.A.                                                       Financial Vehicles
3969  2     Goldman Sachs Mount Kellett Capital Partners Employee Funds  525990 - Other       New York      NY        Delaware
              GP, L.L.C.                                                 Financial Vehicles
3970  3       GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
3971  3       Goldman Sachs Mount Kellett Capital Partners Offshore PMD  525990 - Other       George Town             CAYMAN
                QP Fund, Ltd.                                            Financial Vehicles                           ISLANDS
3972  2     Goldman Sachs Private Equity Group Master Fund VI, LLC       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3973  2     Goldman Sachs TDN Investors Offshore, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3974  2     HCCI LIHTC LLC                                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3975  2     HULL TRADING ASIA LIMITED                                    551112 - Offices of  Central                 HONG KONG
                                                                         Other Holding
                                                                         Companies
3976  3       GOLDMAN SACHS LLC                                          525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
3977  4         GOLDMAN SACHS VENTURE LLC                                551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
3978  5           GOLDMAN SACHS 2, L.P.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3979  5           GOLDMAN SACHS 3, L.P.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3980  2     Hyatt Hotels Corporation                                     531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
3981  2     J. ARON HOLDINGS, L.P.                                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3982  3       GOLDMAN SACHS TRADING AND CLEARING SERVICES (NETHERLANDS)  523110 - Investment  Amsterdam               NETHERLANDS
                B.V.                                                     Banking and
                                                                         Securities Dealing
3983  3       J. ARON & COMPANY                                          523130 - Commodity   New York      NY        New York
                                                                         Contracts Dealing
3984  4         GOLDMAN SACHS TRADING AND CLEARING SERVICES              523110 - Investment  Amsterdam               NETHERLANDS
                  (NETHERLANDS) B.V.                                     Banking and
                                                                         Securities Dealing
3985  4         HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO       525910 - Open-End    Rio de                  BRAZIL
                  PRIVADO - INVESTIMENTO NO EXTERIOR                     Investment Funds     Janeiro
3986  5           HORIZON FUND                                           525910 - Open-End    Sao Paulo               CAYMAN
                                                                         Investment Funds                             ISLANDS
3987  2     KALORAMA GP, L.L.C.                                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3988  3       KALORAMA, L.P.                                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3989  4         GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3990  4         GSPX, L.P.                                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3991  2     KVC ADVISORS, INC.                                           525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3992  3       KAISER VINTAGE VI CO-INVESTMENT FUND A, L.P.               525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3993  3       KAISER VINTAGE VI CO-INVESTMENT FUND B, L.P.               525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3994  2     LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG    525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
3995  2     LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3996  2     LS UNIT TRUST 2009-I                                         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
3997  2     MACARTHUR PHASE A LIHTC LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3998  2     MBD 2011 ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3999  2     MBD 2011 OFFSHORE ADVISORS, INC.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4000  3       MBD 2011 HOLDINGS, L.P.                                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4001  4         GS HEAL HOLDINGS LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
4002  4         INTERLINE BRANDS, INC.                                   0 - N/A              Jacksonville  FL        Delaware
4003  4         SPARTANSHIELD HOLDINGS                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4004  3       MBD 2011 OFFSHORE, L.P.                                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4005  4         MBD 2011 OFFSHORE EAGLE WING INC.                        525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4006  4         MBD 2011 OFFSHORE EDGEMARC, INC.                         525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4007  2     MERBAU ADVISORS, LTD.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4008  3       MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4009  4         GS VAN GOGH LUX I S.A R.L.                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4010  4         GS VAN GOGH LUX II S.A R.L.                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4011  4         GSV ENERGY HOLDINGS, INC.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4012  4         GSV HEYDEN HOLDINGS, L.P.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
4013  4         GSVA OFFSHORE HOLDINGS, INC.                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4014  4         GSVF AHO INVESTMENTS CORP.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4015  4         MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME        551112 - Offices of  George Town             CAYMAN
                  BLOCKER, LTD.                                          Other Holding                                ISLANDS
                                                                         Companies
4016  3       MERBAU INVESTORS OFFSHORE, L.P.                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4017  2     MLK DRIVE URBAN RENEWAL L.L.C.                               531390 - Other       West Trenton  NJ        New Jersey
                                                                         activities related
                                                                         to real estate
4018  2     MLQ INVESTORS, L.P.                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4019  2     MLQ STRATOSPHERE, L.L.C.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4020  3       W2007/ACEP HOLDINGS, LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4021  2     MLQ, L.L.C.                                                  551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4022  2     MOTHER ZION LIHTC LLC                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4023  2     MSMC, INC.                                                   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4024  3       GS COMMERCIAL REAL ESTATE LP                               522292 - Real Estate New York      NY        Delaware
                                                                         Credit
4025  2     MTGLQ INVESTORS, L.P.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4026  2     MURRAY STREET INVESTMENT TRUST I                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4027  2     MURRAY STREET INVESTMENT TRUST II                            525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4028  2     NEXUS LLC                                                    551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4029  2     NORMANDY FUNDING CORP.                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4030  2     ONE SANTA FE LIHTC LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4031  2     OOO GOLDMAN SACHS BANK                                       522110 - Commercial  Moscow                  RUSSIA
                                                                         Banking
4032  2     OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS, LTD. 525990 - Other       Luxembourg              CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4033  3       OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.        525990 - Other       Luxembourg              CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4034  4         SPARTANSHIELD HOLDINGS                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4035  4         VALOUR TWO HOLDINGS ENTITY GP, LTD.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4036  5           VALOUR TWO HOLDINGS, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4037  4         VALOUR TWO HOLDINGS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4038  2     PEARL STREET INSURANCE COMPANY, INC.                         524126 - Direct      Burlington    VT        Vermont
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
4039  2     PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4040  2     PEP XI OFFSHORE ADVISORS, INC.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4041  3       PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4042  4         PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4043  5           PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS FOREIGN   551112 - Offices of  George Town             CAYMAN
                    INCOME BLOCKER, LTD.                                 Other Holding                                ISLANDS
                                                                         Companies
4044  2     PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4045  3       PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4046  2     PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC                 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4047  2     PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4048  2     PROVIDENCE PLACE LIHTC LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4049  2     REGULATORY DATACORP, INC.                                    561499 - All Other   King of       PA        Delaware
                                                                         Business Support     Prussia
                                                                         Services
4050  2     REP ELD GEN-PAR, L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4051  2     REP SVY REALTY HOLDINGS, L.L.C.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4052  2     RHYS TRUST                                                   523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
4053  2     ROTHESAY LIFE, L.L.C.                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4054  2     ROTHESAY PENSIONS MANAGEMENT LIMITED                         524298 - All Other   London                  UNITED
                                                                         Insurance Related                            KINGDOM
                                                                         Activities                                   (OTHER)
4055  2     SATURN FUND ADVISORS, INC.                                   525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4056  3       SCHAEFFLER INVESTORS, L. P.                                525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4057  2     SBI JAPANNEXT CO., LTD.                                      523120 - Securities  Tokyo                   JAPAN
                                                                         Brokerage
4058  2     SCLQ, S. DE R.L. DE C.V.                                     525990 - Other       Guadalajara             MEXICO
                                                                         Financial Vehicles
4059  2     SITE 26 HOLDINGS INC.                                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4060  3       GOLDMAN SACHS HEADQUARTERS LLC                             531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4061  2     SOPAC LLC                                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4062  2     SOUTHERN PACIFIC FUNDING CORPORATION                         525990 - Other       New York      NY        California
                                                                         Financial Vehicles
4063  2     SPA UNIT TRUST 2009-I                                        525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
4064  2     SPA UNIT TRUST 2009-II                                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
4065  2     SPECIAL SITUATIONS INVESTING GROUP, INC.                     522294 - Secondary   NEW YORK      NY        Delaware
                                                                         Market Financing
4066  3       FLATIRON HOLDINGS LTD.                                     525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
4067  4         FLATIRON RE LTD.                                         525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
4068  3       Madison/Special Situations Value Fund II LLC               525990 - Other       Incline       NV        Delaware
                                                                         Financial Vehicles   Village
4069  2     SPIRAL HOLDINGS INC.                                         525990 - Other       Woodcliff     NJ        Delaware
                                                                         Financial Vehicles   Lake
4070  2     STONE STREET 1994 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4071  3       BRIDGE STREET REAL ESTATE FUND 1994, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4072  3       STONE STREET REAL ESTATE FUND 1994, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4073  2     STONE STREET 1995 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4074  2     STONE STREET 1995, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4075  2     STONE STREET 1996 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4076  3       BRIDGE STREET REAL ESTATE FUND 1996, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4077  3       STONE STREET REAL ESTATE FUND 1996, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4078  2     STONE STREET 1996, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4079  3       BRIDGE STREET FUND 1996, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4080  3       STONE STREET FUND 1996, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4081  2     STONE STREET 1997 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4082  3       BRIDGE STREET REAL ESTATE FUND 1997, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4083  3       STONE STREET REAL ESTATE FUND 1997, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4084  2     STONE STREET 1997, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4085  2     STONE STREET 1998 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4086  3       BRIDGE STREET REAL ESTATE FUND 1998, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4087  3       STONE STREET REAL ESTATE FUND 1998, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4088  2     STONE STREET 1998, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4089  2     STONE STREET 1999 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4090  3       BRIDGE STREET REAL ESTATE FUND 1999, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4091  3       STONE STREET REAL ESTATE FUND 1999, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4092  2     STONE STREET 1999, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4093  2     STONE STREET 2000, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4094  3       BRIDGE STREET FUND 2000, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

3967  3        GUARD CONTROL PMD, L.P.                                       UNITED STATES     N/A         N/A
3968  2      Goldman Sachs Developing Markets Real Estate Cooperatief U.A.   UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3969  2      Goldman Sachs Mount Kellett Capital Partners Employee Funds GP, UNITED STATES     N/A         N/A
               L.L.C.
3970  3        GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP FUND,     UNITED STATES     N/A         N/A
                 L.P.
3971  3        Goldman Sachs Mount Kellett Capital Partners Offshore PMD QP  CAYMAN ISLANDS    100         N/A
                 Fund, Ltd.
3972  2      Goldman Sachs Private Equity Group Master Fund VI, LLC          UNITED STATES     N/A         N/A
3973  2      Goldman Sachs TDN Investors Offshore, L.P.                      CAYMAN ISLANDS    N/A         N/A
3974  2      HCCI LIHTC LLC                                                  UNITED STATES     N/A         N/A
3975  2      HULL TRADING ASIA LIMITED                                       HONG KONG         100         N/A
3976  3        GOLDMAN SACHS LLC                                             MAURITIUS         100         N/A
3977  4          GOLDMAN SACHS VENTURE LLC                                   MAURITIUS         100         N/A
3978  5            GOLDMAN SACHS 2, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3979  5            GOLDMAN SACHS 3, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3980  2      Hyatt Hotels Corporation                                        UNITED STATES     7           N/A
3981  2      J. ARON HOLDINGS, L.P.                                          UNITED STATES     N/A         N/A
3982  3        GOLDMAN SACHS TRADING AND CLEARING SERVICES (NETHERLANDS)     NETHERLANDS       100         N/A
                 B.V.
3983  3        J. ARON & COMPANY                                             UNITED STATES     N/A         N/A
3984  4          GOLDMAN SACHS TRADING AND CLEARING SERVICES (NETHERLANDS)   NETHERLANDS       100         N/A
                   B.V.
3985  4          HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO PRIVADO  BRAZIL            100         N/A
                   - INVESTIMENTO NO EXTERIOR
3986  5            HORIZON FUND                                              BRAZIL            100         N/A
3987  2      KALORAMA GP, L.L.C.                                             UNITED STATES     N/A         N/A
3988  3        KALORAMA, L.P.                                                CAYMAN ISLANDS    N/A         N/A
3989  4          GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.       NETHERLANDS       N/A         N/A
3990  4          GSPX, L.P.                                                  UNITED STATES     N/A         N/A
3991  2      KVC ADVISORS, INC.                                              UNITED STATES     100         N/A
3992  3        KAISER VINTAGE VI CO-INVESTMENT FUND A, L.P.                  UNITED STATES     N/A         N/A
3993  3        KAISER VINTAGE VI CO-INVESTMENT FUND B, L.P.                  UNITED STATES     N/A         N/A
3994  2      LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG       UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3995  2      LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.             CAYMAN ISLANDS    N/A         N/A
3996  2      LS UNIT TRUST 2009-I                                            IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
3997  2      MACARTHUR PHASE A LIHTC LLC                                     UNITED STATES     N/A         N/A
3998  2      MBD 2011 ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3999  2      MBD 2011 OFFSHORE ADVISORS, INC.                                CAYMAN ISLANDS    100         N/A
4000  3        MBD 2011 HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
4001  4          GS HEAL HOLDINGS LIMITED                                    MAURITIUS         50          N/A
4002  4          INTERLINE BRANDS, INC.                                      UNITED STATES     81          N/A
4003  4          SPARTANSHIELD HOLDINGS                                      UNITED STATES     N/A         N/A
4004  3        MBD 2011 OFFSHORE, L.P.                                       CAYMAN ISLANDS    N/A         N/A
4005  4          MBD 2011 OFFSHORE EAGLE WING INC.                           UNITED STATES     100         N/A
4006  4          MBD 2011 OFFSHORE EDGEMARC, INC.                            UNITED STATES     100         N/A
4007  2      MERBAU ADVISORS, LTD.                                           CAYMAN ISLANDS    100         N/A
4008  3        MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                      CAYMAN ISLANDS    N/A         N/A
4009  4          GS VAN GOGH LUX I S.A R.L.                                  LUXEMBOURG        100         N/A
4010  4          GS VAN GOGH LUX II S.A R.L.                                 LUXEMBOURG        100         N/A
4011  4          GSV ENERGY HOLDINGS, INC.                                   UNITED STATES     99          N/A
4012  4          GSV HEYDEN HOLDINGS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
4013  4          GSVA OFFSHORE HOLDINGS, INC.                                UNITED STATES     100         N/A
4014  4          GSVF AHO INVESTMENTS CORP.                                  UNITED STATES     99          N/A
4015  4          MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER,  CAYMAN ISLANDS    100         N/A
                   LTD.
4016  3        MERBAU INVESTORS OFFSHORE, L.P.                               CAYMAN ISLANDS    N/A         N/A
4017  2      MLK DRIVE URBAN RENEWAL L.L.C.                                  UNITED STATES     N/A         N/A
4018  2      MLQ INVESTORS, L.P.                                             UNITED STATES     N/A         N/A
4019  2      MLQ STRATOSPHERE, L.L.C.                                        UNITED STATES     N/A         N/A
4020  3        W2007/ACEP HOLDINGS, LLC                                      UNITED STATES     96          N/A
4021  2      MLQ, L.L.C.                                                     UNITED STATES     N/A         N/A
4022  2      MOTHER ZION LIHTC LLC                                           UNITED STATES     N/A         N/A
4023  2      MSMC, INC.                                                      UNITED STATES     100         N/A
4024  3        GS COMMERCIAL REAL ESTATE LP                                  UNITED STATES     N/A         N/A
4025  2      MTGLQ INVESTORS, L.P.                                           UNITED STATES     N/A         N/A
4026  2      MURRAY STREET INVESTMENT TRUST I                                UNITED STATES     N/A         N/A
4027  2      MURRAY STREET INVESTMENT TRUST II                               UNITED STATES     N/A         N/A
4028  2      NEXUS LLC                                                       UNITED STATES     N/A         N/A
4029  2      NORMANDY FUNDING CORP.                                          UNITED STATES     100         N/A
4030  2      ONE SANTA FE LIHTC LLC                                          UNITED STATES     N/A         N/A
4031  2      OOO GOLDMAN SACHS BANK                                          RUSSIA            N/A         N/A
4032  2      OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS, LTD.    LUXEMBOURG        100         N/A
4033  3        OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.           LUXEMBOURG        N/A         N/A
4034  4          SPARTANSHIELD HOLDINGS                                      UNITED STATES     N/A         N/A
4035  4          VALOUR TWO HOLDINGS ENTITY GP, LTD.                         CAYMAN ISLANDS    100         N/A
4036  5            VALOUR TWO HOLDINGS, L.P.                                 CAYMAN ISLANDS    N/A         N/A
4037  4          VALOUR TWO HOLDINGS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
4038  2      PEARL STREET INSURANCE COMPANY, INC.                            UNITED STATES     100         N/A
4039  2      PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                           UNITED STATES     N/A         N/A
4040  2      PEP XI OFFSHORE ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A
4041  3        PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
4042  4          PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.          CAYMAN ISLANDS    N/A         N/A
4043  5            PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS FOREIGN      CAYMAN ISLANDS    100         N/A
                     INCOME BLOCKER, LTD.
4044  2      PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                         CAYMAN ISLANDS    100         N/A
4045  3        PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.            CAYMAN ISLANDS    N/A         N/A
4046  2      PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC                    UNITED STATES     N/A         N/A
4047  2      PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                      UNITED STATES     N/A         N/A
4048  2      PROVIDENCE PLACE LIHTC LLC                                      UNITED STATES     N/A         N/A
4049  2      REGULATORY DATACORP, INC.                                       UNITED STATES     59          N/A
4050  2      REP ELD GEN-PAR, L.L.C.                                         UNITED STATES     N/A         N/A
4051  2      REP SVY REALTY HOLDINGS, L.L.C.                                 UNITED STATES     N/A         N/A
4052  2      RHYS TRUST                                                      JERSEY            N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4053  2      ROTHESAY LIFE, L.L.C.                                           UNITED STATES     100         N/A
4054  2      ROTHESAY PENSIONS MANAGEMENT LIMITED                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
4055  2      SATURN FUND ADVISORS, INC.                                      UNITED STATES     100         N/A
4056  3        SCHAEFFLER INVESTORS, L. P.                                   UNITED STATES     N/A         N/A
4057  2      SBI JAPANNEXT CO., LTD.                                         JAPAN             43          N/A
4058  2      SCLQ, S. DE R.L. DE C.V.                                        MEXICO            100         N/A
4059  2      SITE 26 HOLDINGS INC.                                           UNITED STATES     100         N/A
4060  3        GOLDMAN SACHS HEADQUARTERS LLC                                UNITED STATES     N/A         N/A
4061  2      SOPAC LLC                                                       UNITED STATES     N/A         N/A
4062  2      SOUTHERN PACIFIC FUNDING CORPORATION                            UNITED STATES     100         N/A
4063  2      SPA UNIT TRUST 2009-I                                           IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4064  2      SPA UNIT TRUST 2009-II                                          IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4065  2      SPECIAL SITUATIONS INVESTING GROUP, INC.                        UNITED STATES     100         N/A
4066  3        FLATIRON HOLDINGS LTD.                                        BERMUDA           36          N/A
4067  4          FLATIRON RE LTD.                                            BERMUDA           100         N/A
4068  3        Madison/Special Situations Value Fund II LLC                  UNITED STATES     N/A         N/A
4069  2      SPIRAL HOLDINGS INC.                                            UNITED STATES     19          N/A
4070  2      STONE STREET 1994 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4071  3        BRIDGE STREET REAL ESTATE FUND 1994, L.P.                     UNITED STATES     N/A         N/A
4072  3        STONE STREET REAL ESTATE FUND 1994, L.P.                      UNITED STATES     N/A         N/A
4073  2      STONE STREET 1995 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4074  2      STONE STREET 1995, L.L.C.                                       UNITED STATES     N/A         N/A
4075  2      STONE STREET 1996 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4076  3        BRIDGE STREET REAL ESTATE FUND 1996, L.P.                     UNITED STATES     N/A         N/A
4077  3        STONE STREET REAL ESTATE FUND 1996, L.P.                      UNITED STATES     N/A         N/A
4078  2      STONE STREET 1996, L.L.C.                                       UNITED STATES     N/A         N/A
4079  3        BRIDGE STREET FUND 1996, L.P.                                 UNITED STATES     N/A         N/A
4080  3        STONE STREET FUND 1996, L.P.                                  UNITED STATES     N/A         N/A
4081  2      STONE STREET 1997 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4082  3        BRIDGE STREET REAL ESTATE FUND 1997, L.P.                     UNITED STATES     N/A         N/A
4083  3        STONE STREET REAL ESTATE FUND 1997, L.P.                      UNITED STATES     N/A         N/A
4084  2      STONE STREET 1997, L.L.C.                                       UNITED STATES     N/A         N/A
4085  2      STONE STREET 1998 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4086  3        BRIDGE STREET REAL ESTATE FUND 1998, L.P.                     UNITED STATES     N/A         N/A
4087  3        STONE STREET REAL ESTATE FUND 1998, L.P.                      UNITED STATES     N/A         N/A
4088  2      STONE STREET 1998, L.L.C.                                       UNITED STATES     N/A         N/A
4089  2      STONE STREET 1999 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4090  3        BRIDGE STREET REAL ESTATE FUND 1999, L.P.                     UNITED STATES     N/A         N/A
4091  3        STONE STREET REAL ESTATE FUND 1999, L.P.                      UNITED STATES     N/A         N/A
4092  2      STONE STREET 1999, L.L.C.                                       UNITED STATES     N/A         N/A
4093  2      STONE STREET 2000, L.L.C.                                       UNITED STATES     N/A         N/A
4094  3        BRIDGE STREET FUND 2000, L.P.                                 UNITED STATES     N/A         N/A

4095  3       STONE STREET FUND 2000, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4096  2     STONE STREET ASIA, L.L.C.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4097  3       BRIDGE STREET ASIA FUND, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4098  3       STONE STREET ASIA FUND, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4099  4         GSSOAF HOLDING COMPANY                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4100  2     STONE STREET FUND 1996, L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4101  2     STONE STREET PEP TECHNOLOGY 2000, L.L.C.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4102  2     STONE STREET REAL ESTATE FUND 1996, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4103  2     STONE STREET REAL ESTATE FUND 1998, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4104  2     STONE STREET REAL ESTATE FUND 1999, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4105  2     STONE STREET REAL ESTATE FUND 2000, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4106  2     STONE STREET REALTY 2000, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4107  3       BRIDGE STREET REAL ESTATE FUND 2000, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4108  3       STONE STREET REAL ESTATE FUND 2000, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4109  2     THE EUROPEAN POWER SOURCE COMPANY B.V.                       551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
4110  2     THE GOLDMAN SACHS FOUNDATION                                 813219 - Other       New York      NY        New York
                                                                         Grantmaking and
                                                                         Giving Services
4111  2     THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION        523991 - Trust,      Wilmington    DE        Federal
                                                                         Fiduciary, and
                                                                         Custody Activities
4112  3       DWIGHT 1-3 YEAR GOVERNMENT/CREDIT FUND LLC                 525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4113  3       DWIGHT 2013 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4114  3       DWIGHT 2014 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4115  3       DWIGHT 2015 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4116  3       DWIGHT 2016 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4117  3       DWIGHT INTERMEDIATE CORE FUND                              525910 - Open-End    New York      NY        Maryland
                                                                         Investment Funds
4118  3       DWIGHT INTERMEDIATE CORE MASTER FUND LLC                   525990 - Other       Baltimore     MD        Delaware
                                                                         Financial Vehicles
4119  3       DWIGHT INTERMEDIATE CORE PLUS FUND                         525910 - Open-End    New York      NY        Maryland
                                                                         Investment Funds
4120  3       DWIGHT INTERMEDIATE CORE PLUS FUND LLC                     525990 - Other       Burlington    VT        Delaware
                                                                         Financial Vehicles
4121  3       DWIGHT INTERMEDIATE CORE PLUS MASTER FUND LLC              525990 - Other       Baltimore     MD        Delaware
                                                                         Financial Vehicles
4122  3       GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND    525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4123  3       GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT        525910 - Open-End    Wilmington    DE        Delaware
                IMPLEMENTATION VEHICLE                                   Investment Funds
4124  3       GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT FUND  525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4125  3       GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY     525910 - Open-End    Wilmington    DE        Delaware
                FUND                                                     Investment Funds
4126  3       GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND     525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4127  3       GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD IMPLEMENTATION   525910 - Open-End    Wilmington    DE        Delaware
                VEHICLE                                                  Investment Funds
4128  3       GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED INCOME  525910 - Open-End    Wilmington    DE        Delaware
                FUND                                                     Investment Funds
4129  3       GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS FIXED    525910 - Open-End    Wilmington    DE        Delaware
                INCOME FUND                                              Investment Funds
4130  3       GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND         525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4131  3       GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND        525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4132  3       GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S. SMALL/MID   525910 - Open-End    Wilmington    DE        Delaware
                CAP FUND                                                 Investment Funds
4133  3       GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME FUND 525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4134  3       GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET     525910 - Open-End    Wilmington    DE        Delaware
                FUND                                                     Investment Funds
4135  3       RETIREMENT PORTFOLIO COMPLETION FUND                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4136  3       THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE                525920 - Trusts,     Wilmington    DE        Delaware
                                                                         Estates, and Agency
                                                                         Accounts
4137  4         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND ASSET  525990 - Other       New York      NY        Delaware
                  TRUST                                                  Financial Vehicles
4138  4         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND ASSET     525990 - Other       New York      NY        Delaware
                  TRUST                                                  Financial Vehicles
4139  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET TRUST  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4140  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II ASSET     525910 - Open-End    Wilmington    DE        Delaware
                  TRUST                                                  Investment Funds
4141  2     THE GOLDMAN, SACHS & CO. L.L.C.                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4142  3       GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                   523999 -             Halifax       NS        CANADA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
4143  3       GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                       551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4144  3       GOLDMAN, SACHS & CO.                                       523110 - Investment  New York      NY        New York
                                                                         Banking and
                                                                         Securities Dealing
4145  3       GS FINANCIAL SERVICES L.P. (DEL)                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4146  2     THE HULL GROUP, L.L.C.                                       551112 - Offices of  Chicago       IL        Illinois,
                                                                         Other Holding                                Cook Country
                                                                         Companies
4147  2     THE J. ARON L.L.C.                                           551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4148  3       J. ARON & COMPANY                                          523130 - Commodity   New York      NY        New York
                                                                         Contracts Dealing
4149  3       J. ARON HOLDINGS, L.P.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4150  2     US REAL ESTATE ADVISORS, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4151  3       US REAL ESTATE OPPORTUNITIES I, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4152  2     US REAL ESTATE OPPORTUNITIES I, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4153  2     VESEY STREET INVESTMENT TRUST I                              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4154  2     VESEY STREET INVESTMENT TRUST II                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4155  2     VGS AIRCRAFT HOLDING LIMITED (IRELAND)                       525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
4156  3       Johannesburg Limited                                       525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
4157  3       OLBIA LIMITED                                              525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
4158  2     WARBURTON RIVERVIEW LIHTC LLC                                525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
4159  2     WEST STREET FUND I, L.L.C.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4160  2     WH ADVISORS, L.L.C. 2001                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4161  3       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
                2001                                                     Financial Vehicles
4162  4         MERCER INVESTMENTS IV PRIVATE LTD.                       525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4163  4         QMH FINCO S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4164  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4165  5           W2001 ARES REALTY II, L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4166  5           W2001 ARES REALTY, L.L.C.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4167  6             ARES FINANCE S.r.l.                                  525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
4168  5           W2001/ARES B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4169  4         W2001 BRITANNIA LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4170  5           QMH LIMITED                                            525990 - Other       Essex                   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
4171  4         W2001 CAPITOL B.V.                                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4172  4         W2001 LOFT B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4173  5           W2001 CAPITOL B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4174  4         W2001 REGINA C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4175  4         W2001/FORTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4176  5           W2001 REGINA C.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4177  2     WH ADVISORS, L.L.C. 2005                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4178  3       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
                2005                                                     Financial Vehicles
4179  4         ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4180  4         AWH GLOBAL GEN-PAR, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4181  5           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4182  4         CARIBBEAN FUND GEN-PAR 2005, LLC                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4183  5           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4184  4         CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4185  4         DONNER S.A R.L.                                          531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4186  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4187  4         W2005 CNL FARGO GP, LLC                                  551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4188  5           W2005 CNL FARGO HOLDINGS, L.P.                         551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4189  6             W2005 CNL FARGO MEZZ IV, LLC                         551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4190  7               W2005 CNL FARGO MEZZ III, LLC                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4191  8                 W2005 CNL FARGO MEZZ II, LLC                     551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4192  9                   W2005 CNL FARGO MEZZ I, LLC                    551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4193  10                    W2005/FARGO HOTELS (POOL C) GEN-PAR, L.L.C.  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4194  11                      W2005/FARGO HOTELS (POOL C) REALTY, L.P.   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4195  10                    W2005/FARGO HOTELS (POOL C) REALTY, L.P.     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4196  4         W2005 EHY HOLDINGS, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4197  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4198  5           KERZNER INTERNATIONAL HOLDINGS LIMITED                 525990 - Other       Nassau                  BAHAMAS, THE
                                                                         Financial Vehicles
4199  4         W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.            551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4200  5           W2005/FARGO HOTEL HOLDINGS II, L.P.                    551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4201  6             W2005 CNL FARGO HOLDINGS PARTNER, LLC                551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4202  7               W2005 CNL FARGO HOLDINGS, L.P.                     551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4203  4         W2005/FARGO HOTEL HOLDINGS II, L.P.                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4204  4         W2005/FARGO MEZZ HOLDINGS, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4205  4         WHITEHALL EUROPEAN RE 1 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4206  5           W2005/THIRTY-TWO B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4207  6             W2005/THIRTY-THREE B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4208  7               HIGHSTREET HOLDING GBR                             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4209  5           W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4210  6             W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
4211  6             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG (H2) S.C.S.  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4212  7               W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.     525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
4213  4         WHITEHALL EUROPEAN RE 2 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4214  5           W2005/THIRTY-TWO B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4215  5           W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4216  4         WHITEHALL FRENCH RE 2 SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4217  5           W2005 PUPPET I B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4218  4         WHITEHALL FRENCH RE 3 SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4219  5           W2005 PUPPET I B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4220  4         WHITEHALL SPECIAL GEN-PAR 2005, LLC                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4221  5           CARIBBEAN FUND GEN-PAR 2005, LLC                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4222  5           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

4095  3        STONE STREET FUND 2000, L.P.                                  UNITED STATES     N/A         N/A
4096  2      STONE STREET ASIA, L.L.C.                                       UNITED STATES     N/A         N/A
4097  3        BRIDGE STREET ASIA FUND, L.P.                                 UNITED STATES     N/A         N/A
4098  3        STONE STREET ASIA FUND, L.P.                                  UNITED STATES     N/A         N/A
4099  4          GSSOAF HOLDING COMPANY                                      CAYMAN ISLANDS    100         N/A
4100  2      STONE STREET FUND 1996, L.P.                                    UNITED STATES     N/A         N/A
4101  2      STONE STREET PEP TECHNOLOGY 2000, L.L.C.                        UNITED STATES     N/A         N/A
4102  2      STONE STREET REAL ESTATE FUND 1996, L.P.                        UNITED STATES     N/A         N/A
4103  2      STONE STREET REAL ESTATE FUND 1998, L.P.                        UNITED STATES     N/A         N/A
4104  2      STONE STREET REAL ESTATE FUND 1999, L.P.                        UNITED STATES     N/A         N/A
4105  2      STONE STREET REAL ESTATE FUND 2000, L.P.                        UNITED STATES     N/A         N/A
4106  2      STONE STREET REALTY 2000, L.L.C.                                UNITED STATES     N/A         N/A
4107  3        BRIDGE STREET REAL ESTATE FUND 2000, L.P.                     UNITED STATES     N/A         N/A
4108  3        STONE STREET REAL ESTATE FUND 2000, L.P.                      UNITED STATES     N/A         N/A
4109  2      THE EUROPEAN POWER SOURCE COMPANY B.V.                          NETHERLANDS       100         N/A
4110  2      THE GOLDMAN SACHS FOUNDATION                                    UNITED STATES     N/A         N/A
4111  2      THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION           UNITED STATES     100         N/A
4112  3        DWIGHT 1-3 YEAR GOVERNMENT/CREDIT FUND LLC                    UNITED STATES     N/A         N/A
4113  3        DWIGHT 2013 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4114  3        DWIGHT 2014 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4115  3        DWIGHT 2015 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4116  3        DWIGHT 2016 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4117  3        DWIGHT INTERMEDIATE CORE FUND                                 UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4118  3        DWIGHT INTERMEDIATE CORE MASTER FUND LLC                      UNITED STATES     N/A         N/A
4119  3        DWIGHT INTERMEDIATE CORE PLUS FUND                            UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4120  3        DWIGHT INTERMEDIATE CORE PLUS FUND LLC                        UNITED STATES     N/A         N/A
4121  3        DWIGHT INTERMEDIATE CORE PLUS MASTER FUND LLC                 UNITED STATES     N/A         N/A
4122  3        GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND       UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4123  3        GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT           UNITED STATES     N/A         N/A     The direct holder
                 IMPLEMENTATION VEHICLE                                                                            is a Trustee.
4124  3        GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT FUND     UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4125  3        GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY FUND   UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4126  3        GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND        UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4127  3        GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD IMPLEMENTATION      UNITED STATES     N/A         N/A     The direct holder
                 VEHICLE                                                                                           is a Trustee.
4128  3        GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED INCOME     UNITED STATES     N/A         N/A     The direct holder
                 FUND                                                                                              is a Trustee.
4129  3        GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS FIXED       UNITED STATES     N/A         N/A     The direct holder
                 INCOME FUND                                                                                       is a Trustee.
4130  3        GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND            UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4131  3        GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND           UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4132  3        GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S. SMALL/MID CAP  UNITED STATES     N/A         N/A     The direct holder
                 FUND                                                                                              is a Trustee.
4133  3        GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME FUND    UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4134  3        GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET FUND   UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4135  3        RETIREMENT PORTFOLIO COMPLETION FUND                          UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4136  3        THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE                   UNITED STATES     100         N/A
4137  4          GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND ASSET     UNITED STATES     N/A         N/A     The direct holder
                   TRUST                                                                                           is a Trustee.
4138  4          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND ASSET TRUST  UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4139  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET TRUST     UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4140  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II ASSET TRUST  UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4141  2      THE GOLDMAN, SACHS & CO. L.L.C.                                 UNITED STATES     N/A         N/A
4142  3        GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                      CANADA            100         N/A
4143  3        GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                          UNITED STATES     N/A         N/A
4144  3        GOLDMAN, SACHS & CO.                                          UNITED STATES     N/A         N/A
4145  3        GS FINANCIAL SERVICES L.P. (DEL)                              UNITED STATES     N/A         N/A
4146  2      THE HULL GROUP, L.L.C.                                          UNITED STATES     N/A         N/A
4147  2      THE J. ARON L.L.C.                                              UNITED STATES     N/A         N/A
4148  3        J. ARON & COMPANY                                             UNITED STATES     N/A         N/A
4149  3        J. ARON HOLDINGS, L.P.                                        UNITED STATES     N/A         N/A
4150  2      US REAL ESTATE ADVISORS, LLC                                    UNITED STATES     N/A         N/A
4151  3        US REAL ESTATE OPPORTUNITIES I, L.P.                          UNITED STATES     N/A         N/A
4152  2      US REAL ESTATE OPPORTUNITIES I, L.P.                            UNITED STATES     N/A         N/A
4153  2      VESEY STREET INVESTMENT TRUST I                                 UNITED STATES     N/A         N/A
4154  2      VESEY STREET INVESTMENT TRUST II                                UNITED STATES     N/A         N/A
4155  2      VGS AIRCRAFT HOLDING LIMITED (IRELAND)                          IRELAND           50          N/A
4156  3        Johannesburg Limited                                          IRELAND           100         N/A
4157  3        OLBIA LIMITED                                                 IRELAND           100         N/A
4158  2      WARBURTON RIVERVIEW LIHTC LLC                                   UNITED STATES     N/A         N/A
4159  2      WEST STREET FUND I, L.L.C.                                      UNITED STATES     N/A         N/A
4160  2      WH ADVISORS, L.L.C. 2001                                        UNITED STATES     N/A         N/A
4161  3        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001  UNITED STATES     N/A         N/A
4162  4          MERCER INVESTMENTS IV PRIVATE LTD.                          MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred shares.
4163  4          QMH FINCO S.A R.L.                                          LUXEMBOURG        100         N/A
4164  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4165  5            W2001 ARES REALTY II, L.L.C.                              UNITED STATES     N/A         N/A
4166  5            W2001 ARES REALTY, L.L.C.                                 UNITED STATES     N/A         N/A
4167  6              ARES FINANCE S.r.l.                                     ITALY (OTHER)     100         N/A
4168  5            W2001/ARES B.V.                                           NETHERLANDS       100         N/A
4169  4          W2001 BRITANNIA LLC                                         UNITED STATES     N/A         N/A
4170  5            QMH LIMITED                                               UNITED KINGDOM    90          N/A
                                                                             (OTHER)
4171  4          W2001 CAPITOL B.V.                                          NETHERLANDS       100         N/A
4172  4          W2001 LOFT B.V.                                             NETHERLANDS       99          N/A
4173  5            W2001 CAPITOL B.V.                                        NETHERLANDS       100         N/A
4174  4          W2001 REGINA C.V.                                           NETHERLANDS       N/A         N/A
4175  4          W2001/FORTY-SIX B.V.                                        NETHERLANDS       100         N/A
4176  5            W2001 REGINA C.V.                                         NETHERLANDS       N/A         N/A
4177  2      WH ADVISORS, L.L.C. 2005                                        UNITED STATES     N/A         N/A
4178  3        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2005  UNITED STATES     N/A         N/A
4179  4          ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                UNITED STATES     N/A         N/A
4180  4          AWH GLOBAL GEN-PAR, L.L.C.                                  UNITED STATES     N/A         N/A
4181  5            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.              UNITED STATES     N/A         N/A
4182  4          CARIBBEAN FUND GEN-PAR 2005, LLC                            UNITED STATES     N/A         N/A
4183  5            CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.         UNITED STATES     N/A         N/A
4184  4          CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.           UNITED STATES     N/A         N/A
4185  4          DONNER S.A R.L.                                             LUXEMBOURG        100         N/A
4186  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4187  4          W2005 CNL FARGO GP, LLC                                     UNITED STATES     N/A         N/A
4188  5            W2005 CNL FARGO HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
4189  6              W2005 CNL FARGO MEZZ IV, LLC                            UNITED STATES     N/A         N/A
4190  7                W2005 CNL FARGO MEZZ III, LLC                         UNITED STATES     N/A         N/A
4191  8                  W2005 CNL FARGO MEZZ II, LLC                        UNITED STATES     N/A         N/A
4192  9                    W2005 CNL FARGO MEZZ I, LLC                       UNITED STATES     N/A         N/A
4193  10                     W2005/FARGO HOTELS (POOL C) GEN-PAR, L.L.C.     UNITED STATES     N/A         N/A
4194  11                       W2005/FARGO HOTELS (POOL C) REALTY, L.P.      UNITED STATES     N/A         100
4195  10                     W2005/FARGO HOTELS (POOL C) REALTY, L.P.        UNITED STATES     N/A         100
4196  4          W2005 EHY HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
4197  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4198  5            KERZNER INTERNATIONAL HOLDINGS LIMITED                    BAHAMAS, THE      21          N/A
4199  4          W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.               UNITED STATES     N/A         N/A
4200  5            W2005/FARGO HOTEL HOLDINGS II, L.P.                       UNITED STATES     N/A         N/A
4201  6              W2005 CNL FARGO HOLDINGS PARTNER, LLC                   UNITED STATES     N/A         N/A
4202  7                W2005 CNL FARGO HOLDINGS, L.P.                        UNITED STATES     N/A         N/A
4203  4          W2005/FARGO HOTEL HOLDINGS II, L.P.                         UNITED STATES     N/A         N/A
4204  4          W2005/FARGO MEZZ HOLDINGS, LLC                              UNITED STATES     N/A         N/A
4205  4          WHITEHALL EUROPEAN RE 1 S.A.R.L.                            LUXEMBOURG        100         N/A
4206  5            W2005/THIRTY-TWO B.V.                                     NETHERLANDS       100         N/A
4207  6              W2005/THIRTY-THREE B.V.                                 NETHERLANDS       100         N/A
4208  7                HIGHSTREET HOLDING GBR                                NETHERLANDS       51          N/A
4209  5            W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                   LUXEMBOURG        100         N/A
4210  6              W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.          LUXEMBOURG        100         N/A
4211  6              W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG (H2) S.C.S.     LUXEMBOURG        99          N/A
4212  7                W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.        LUXEMBOURG        100         N/A
4213  4          WHITEHALL EUROPEAN RE 2 S.A.R.L.                            LUXEMBOURG        100         N/A
4214  5            W2005/THIRTY-TWO B.V.                                     NETHERLANDS       100         N/A
4215  5            W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                   LUXEMBOURG        100         N/A
4216  4          WHITEHALL FRENCH RE 2 SARL                                  LUXEMBOURG        100         N/A
4217  5            W2005 PUPPET I B.V.                                       NETHERLANDS       100         N/A
4218  4          WHITEHALL FRENCH RE 3 SARL                                  LUXEMBOURG        100         N/A
4219  5            W2005 PUPPET I B.V.                                       NETHERLANDS       100         N/A
4220  4          WHITEHALL SPECIAL GEN-PAR 2005, LLC                         UNITED STATES     N/A         N/A
4221  5            CARIBBEAN FUND GEN-PAR 2005, LLC                          UNITED STATES     N/A         N/A
4222  5            CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.         UNITED STATES     N/A         N/A

4223  2     WH ADVISORS, L.L.C. 2007                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4224  3       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
                2007                                                     Financial Vehicles
4225  2     WH ADVISORS, L.L.C. IX                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4226  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4227  2     WH ADVISORS, L.L.C. V                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4228  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4229  2     WH ADVISORS, L.L.C. VI                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4230  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4231  2     WH ADVISORS, L.L.C. VII                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4232  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4233  2     WH ADVISORS, L.L.C. VIII                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4234  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4235  2     WH ADVISORS, L.L.C. X                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4236  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4237  2     WH ADVISORS, L.L.C. XI                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4238  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4239  2     WH ADVISORS, L.L.C. XII                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4240  2     WH ADVISORS, L.L.C. XIII                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4241  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4242  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4243  4         WH13/DANKO B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4244  4         WH13/TWENTY-FOUR B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4245  4         WH13/TWENTY-NINE B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4246  5           ASIO S.R.L.                                            525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
4247  4         WH13/TWENTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4248  5           ASIO S.R.L.                                            525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
4249  2     WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4250  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)  525990 - Other       New York      NY        Delaware
                LIMITED PARTNERSHIP 2008                                 Financial Vehicles
4251  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4252  4         W2007 BEAR L.L.C.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4253  4         W2007/W2008 FINANCE LTD.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4254  4         W2008 JUPITER INVESTMENT CAYMAN LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4255  4         W2008 OUKA (DELAWARE) L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4256  4         W2008 RAINBOW 1 (DELAWARE) L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4257  4         W2008 RAINBOW 2 (DELAWARE) L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4258  4         W2008 RAINBOW 3 (DELAWARE) L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4259  4         Whitehall European RE 9A S.a r.l.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4260  2     WH INTERNATIONAL ADVISORS, L.L.C. 2001                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4261  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2001                                         Financial Vehicles
4262  4         MERCER INVESTMENTS IV PRIVATE LTD.                       525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4263  4         QMH FINCO S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4264  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4265  4         W2001 BRITANNIA LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4266  4         W2001 LOFT FINANCE INTERNATIONAL, L.L.C.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4267  4         W2001 REGINA C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4268  4         W2001/FORTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4269  2     WH INTERNATIONAL ADVISORS, L.L.C. 2005                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4270  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2005                                         Financial Vehicles
4271  4         BLITZEN S.A R.L.                                         531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4272  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4273  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4274  4         W2005 PUPPET 1 LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4275  4         W2005 PUPPET 2 LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4276  4         WHITEHALL EUROPEAN RE 1 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4277  4         WHITEHALL EUROPEAN RE 2 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4278  4         WHITEHALL EUROPEAN RE 4 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4279  4         WHITEHALL EUROPEAN RE 5 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4280  2     WH INTERNATIONAL ADVISORS, L.L.C. 2008                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4281  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2008                                         Financial Vehicles
4282  2     WH PARALLEL ADVISORS, L.L.C. 2001                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4283  3       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                2001                                                     Financial Vehicles
4284  4         HIHARAKO (CAYMAN) L.L.C.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4285  5           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4286  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4287  4         W2001 GEN PAR EUR 3 B.V.                                 525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4288  5           W2001 PARC C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4289  6             W2001 LOFT B.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4290  5           W2001 WEBSTER CV                                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4291  6             W2001 CAPITOL B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4292  4         W2001 PARC C.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4293  4         W2001 TWO C.V.                                           525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4294  5           QMH FINCO S.A R.L.                                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4295  5           QMH LIMITED                                            525990 - Other       Essex                   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
4296  5           W2001/FORTY-SIX B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4297  4         W2001 WEBSTER CV                                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4298  4         W2001/SIXTY-ONE B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4299  5           W2001 REGINA C.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4300  5           W2001 TWO C.V.                                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4301  2     WH PARALLEL ADVISORS, L.L.C. 2007                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4302  3       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                2007                                                     Financial Vehicles
4303  4         BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.      531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4304  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4305  4         HIHARAKO 2007 (CAYMAN) LTD.                              531390 - Other       George Town             CAYMAN
                                                                         activities related                           ISLANDS
                                                                         to real estate
4306  4         PFD HOLDINGS, LLC                                        531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4307  4         W2007 MVP HOTELS, LLC                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4308  4         W2007 PARALLEL AMELIA SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4309  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4310  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4311  4         W2007 PARALLEL BEAR S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4312  5           W2007 BEAR L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4313  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4314  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4315  4         W2007 PARALLEL LANCASTER S.A R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4316  5           W2007/W2008 FINANCE LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4317  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4318  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4319  4         W2007 PARALLEL LINDENCORSO S.A.R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4320  5           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4321  4         W2007 Parallel Selfridges S.a r.l.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4322  5           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4323  4         W2007 Parallel Vernal S.a r.l.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4324  5           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4325  4         W2007/ACEP HOLDINGS, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4326  4         WHITEHALL EUROPEAN RE 6 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4327  4         WNT HOLDINGS, LLC                                        531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4328  2     WH PARALLEL ADVISORS, L.L.C. XIII                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4329  3       WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4330  4         WH MEZZCO GP, L.L.C. II                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4331  4         WH13/ASIO ASTREA C.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4332  5           WH13/TWENTY-NINE B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4333  5           WH13/TWENTY-SIX B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4334  4         WH13/DANKO B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4335  4         WH13/FORTY-THREE B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4336  5           WH13/ASIO ASTREA C.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4337  4         WH13/FORTY-TWO B.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4338  5           WH13/ASIO ASTREA C.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4339  4         WH13/TWENTY-FOUR B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4340  2     WH13/DANKO B.V.                                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4341  2     WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
              2001                                                       Financial Vehicles
4342  2     WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
              2007                                                       Financial Vehicles
4343  2     WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4344  2     WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4345  3       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4346  4         MERCER INVESTMENTS IV PRIVATE LTD.                       525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4347  4         QMH FINCO S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4348  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4349  4         W2001 BRITANNIA LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4350  4         W2001 CAPITOL B.V.                                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles

4223  2      WH ADVISORS, L.L.C. 2007                                        UNITED STATES     N/A         N/A
4224  3        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007  UNITED STATES     N/A         N/A
4225  2      WH ADVISORS, L.L.C. IX                                          UNITED STATES     N/A         N/A
4226  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX           UNITED STATES     N/A         N/A
4227  2      WH ADVISORS, L.L.C. V                                           UNITED STATES     N/A         N/A
4228  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V            UNITED STATES     N/A         N/A
4229  2      WH ADVISORS, L.L.C. VI                                          UNITED STATES     N/A         N/A
4230  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI           UNITED STATES     N/A         N/A
4231  2      WH ADVISORS, L.L.C. VII                                         UNITED STATES     N/A         N/A
4232  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII          UNITED STATES     N/A         N/A
4233  2      WH ADVISORS, L.L.C. VIII                                        UNITED STATES     N/A         N/A
4234  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII         UNITED STATES     N/A         N/A
4235  2      WH ADVISORS, L.L.C. X                                           UNITED STATES     N/A         N/A
4236  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X            UNITED STATES     N/A         N/A
4237  2      WH ADVISORS, L.L.C. XI                                          UNITED STATES     N/A         N/A
4238  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI           UNITED STATES     N/A         N/A
4239  2      WH ADVISORS, L.L.C. XII                                         UNITED STATES     N/A         N/A
4240  2      WH ADVISORS, L.L.C. XIII                                        UNITED STATES     N/A         N/A
4241  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII          UNITED STATES     N/A         N/A
4242  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII         UNITED STATES     N/A         N/A
4243  4          WH13/DANKO B.V.                                             NETHERLANDS       100         N/A
4244  4          WH13/TWENTY-FOUR B.V.                                       NETHERLANDS       100         N/A
4245  4          WH13/TWENTY-NINE B.V.                                       NETHERLANDS       99          N/A
4246  5            ASIO S.R.L.                                               ITALY (OTHER)     100         N/A
4247  4          WH13/TWENTY-SIX B.V.                                        NETHERLANDS       99          N/A
4248  5            ASIO S.R.L.                                               ITALY (OTHER)     100         N/A
4249  2      WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008           UNITED STATES     N/A         N/A
4250  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)     UNITED STATES     N/A         N/A
                 LIMITED PARTNERSHIP 2008
4251  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4252  4          W2007 BEAR L.L.C.                                           UNITED STATES     N/A         N/A
4253  4          W2007/W2008 FINANCE LTD.                                    CAYMAN ISLANDS    100         N/A
4254  4          W2008 JUPITER INVESTMENT CAYMAN LTD.                        CAYMAN ISLANDS    100         N/A
4255  4          W2008 OUKA (DELAWARE) L.L.C.                                UNITED STATES     N/A         N/A
4256  4          W2008 RAINBOW 1 (DELAWARE) L.L.C.                           UNITED STATES     N/A         N/A
4257  4          W2008 RAINBOW 2 (DELAWARE) L.L.C.                           UNITED STATES     N/A         N/A
4258  4          W2008 RAINBOW 3 (DELAWARE) L.L.C.                           UNITED STATES     N/A         N/A
4259  4          Whitehall European RE 9A S.a r.l.                           LUXEMBOURG        100         N/A
4260  2      WH INTERNATIONAL ADVISORS, L.L.C. 2001                          UNITED STATES     N/A         N/A
4261  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2001
4262  4          MERCER INVESTMENTS IV PRIVATE LTD.                          MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
4263  4          QMH FINCO S.A R.L.                                          LUXEMBOURG        100         N/A
4264  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4265  4          W2001 BRITANNIA LLC                                         UNITED STATES     N/A         N/A
4266  4          W2001 LOFT FINANCE INTERNATIONAL, L.L.C.                    UNITED STATES     N/A         N/A
4267  4          W2001 REGINA C.V.                                           NETHERLANDS       N/A         N/A
4268  4          W2001/FORTY-SIX B.V.                                        NETHERLANDS       100         N/A
4269  2      WH INTERNATIONAL ADVISORS, L.L.C. 2005                          UNITED STATES     N/A         N/A
4270  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2005
4271  4          BLITZEN S.A R.L.                                            LUXEMBOURG        100         N/A
4272  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4273  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4274  4          W2005 PUPPET 1 LLC                                          UNITED STATES     N/A         N/A
4275  4          W2005 PUPPET 2 LLC                                          UNITED STATES     N/A         N/A
4276  4          WHITEHALL EUROPEAN RE 1 S.A.R.L.                            LUXEMBOURG        100         N/A
4277  4          WHITEHALL EUROPEAN RE 2 S.A.R.L.                            LUXEMBOURG        100         N/A
4278  4          WHITEHALL EUROPEAN RE 4 S.A R.L.                            LUXEMBOURG        100         N/A
4279  4          WHITEHALL EUROPEAN RE 5 S.A R.L.                            LUXEMBOURG        99          N/A
4280  2      WH INTERNATIONAL ADVISORS, L.L.C. 2008                          UNITED STATES     N/A         N/A
4281  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2008
4282  2      WH PARALLEL ADVISORS, L.L.C. 2001                               UNITED STATES     N/A         N/A
4283  3        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                 2001
4284  4          HIHARAKO (CAYMAN) L.L.C.                                    CAYMAN ISLANDS    100         N/A
4285  5            MERCER INVESTMENTS IV PRIVATE LTD.                        MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred shares.
4286  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4287  4          W2001 GEN PAR EUR 3 B.V.                                    NETHERLANDS       100         N/A
4288  5            W2001 PARC C.V.                                           NETHERLANDS       N/A         N/A
4289  6              W2001 LOFT B.V.                                         NETHERLANDS       99          N/A
4290  5            W2001 WEBSTER CV                                          NETHERLANDS       N/A         N/A
4291  6              W2001 CAPITOL B.V.                                      NETHERLANDS       100         N/A
4292  4          W2001 PARC C.V.                                             NETHERLANDS       N/A         N/A
4293  4          W2001 TWO C.V.                                              NETHERLANDS       N/A         N/A
4294  5            QMH FINCO S.A R.L.                                        LUXEMBOURG        100         N/A
4295  5            QMH LIMITED                                               UNITED KINGDOM    90          N/A
                                                                             (OTHER)
4296  5            W2001/FORTY-SIX B.V.                                      NETHERLANDS       100         N/A
4297  4          W2001 WEBSTER CV                                            NETHERLANDS       N/A         N/A
4298  4          W2001/SIXTY-ONE B.V.                                        NETHERLANDS       100         N/A
4299  5            W2001 REGINA C.V.                                         NETHERLANDS       N/A         N/A
4300  5            W2001 TWO C.V.                                            NETHERLANDS       N/A         N/A
4301  2      WH PARALLEL ADVISORS, L.L.C. 2007                               UNITED STATES     N/A         N/A
4302  3        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                 2007
4303  4          BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.         UNITED STATES     N/A         32
4304  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4305  4          HIHARAKO 2007 (CAYMAN) LTD.                                 CAYMAN ISLANDS    100         N/A
4306  4          PFD HOLDINGS, LLC                                           UNITED STATES     N/A         N/A
4307  4          W2007 MVP HOTELS, LLC                                       UNITED STATES     94          N/A
4308  4          W2007 PARALLEL AMELIA SARL                                  LUXEMBOURG        100         N/A
4309  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
4310  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
4311  4          W2007 PARALLEL BEAR S.A.R.L.                                LUXEMBOURG        100         N/A
4312  5            W2007 BEAR L.L.C.                                         UNITED STATES     N/A         N/A
4313  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
4314  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
4315  4          W2007 PARALLEL LANCASTER S.A R.L.                           LUXEMBOURG        100         N/A
4316  5            W2007/W2008 FINANCE LTD.                                  CAYMAN ISLANDS    100         N/A
4317  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
4318  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
4319  4          W2007 PARALLEL LINDENCORSO S.A.R.L.                         LUXEMBOURG        100         N/A
4320  5            WHITEHALL EUROPEAN RE 6 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class F shares.
4321  4          W2007 Parallel Selfridges S.a r.l.                          LUXEMBOURG        100         N/A
4322  5            WHITEHALL EUROPEAN RE 6 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
4323  4          W2007 Parallel Vernal S.a r.l.                              LUXEMBOURG        100         N/A
4324  5            WHITEHALL EUROPEAN RE 6 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class E shares.
4325  4          W2007/ACEP HOLDINGS, LLC                                    UNITED STATES     96          N/A
4326  4          WHITEHALL EUROPEAN RE 6 S.A R.L.                            LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
4327  4          WNT HOLDINGS, LLC                                           UNITED STATES     N/A         N/A
4328  2      WH PARALLEL ADVISORS, L.L.C. XIII                               UNITED STATES     N/A         N/A
4329  3        WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII       UNITED STATES     N/A         N/A
4330  4          WH MEZZCO GP, L.L.C. II                                     UNITED STATES     N/A         N/A
4331  4          WH13/ASIO ASTREA C.V.                                       NETHERLANDS       N/A         N/A
4332  5            WH13/TWENTY-NINE B.V.                                     NETHERLANDS       99          N/A
4333  5            WH13/TWENTY-SIX B.V.                                      NETHERLANDS       99          N/A
4334  4          WH13/DANKO B.V.                                             NETHERLANDS       100         N/A
4335  4          WH13/FORTY-THREE B.V.                                       NETHERLANDS       100         N/A
4336  5            WH13/ASIO ASTREA C.V.                                     NETHERLANDS       N/A         N/A
4337  4          WH13/FORTY-TWO B.V.                                         NETHERLANDS       100         N/A
4338  5            WH13/ASIO ASTREA C.V.                                     NETHERLANDS       N/A         N/A
4339  4          WH13/TWENTY-FOUR B.V.                                       NETHERLANDS       100         N/A
4340  2      WH13/DANKO B.V.                                                 NETHERLANDS       100         N/A
4341  2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001  UNITED STATES     N/A         N/A
4342  2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007  UNITED STATES     N/A         N/A
4343  2      WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII         UNITED STATES     N/A         N/A
4344  2      WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.                 UNITED STATES     N/A         N/A
4345  3        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.              UNITED STATES     N/A         N/A
4346  4          MERCER INVESTMENTS IV PRIVATE LTD.                          MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
4347  4          QMH FINCO S.A R.L.                                          LUXEMBOURG        100         N/A
4348  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4349  4          W2001 BRITANNIA LLC                                         UNITED STATES     N/A         N/A
4350  4          W2001 CAPITOL B.V.                                          NETHERLANDS       100         N/A

4351  4         W2001 LOFT B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4352  4         W2001 REGINA C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4353  4         W2001/FORTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4354  4         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                  PARTNERSHIP 2001                                       Financial Vehicles
4355  4         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                  2001                                                   Financial Vehicles
4356  4         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other       New York      NY        Delaware
                  PARTNERSHIP 2001                                       Financial Vehicles
4357  3       WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4358  4         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4359  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001          525990 - Other       George Town             CAYMAN
                (CORPORATE), L.P.                                        Financial Vehicles                           ISLANDS
4360  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4361  5           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001      525990 - Other       New York      NY        Delaware
                    (DELAWARE), L.P.                                     Financial Vehicles
4362  6             MERCER INVESTMENTS IV PRIVATE LTD.                   525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4363  6             QMH FINCO S.A R.L.                                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4364  6             W2001 ARES REALTY HOLDING, L.L.C.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4365  6             W2001 BRITANNIA LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4366  6             W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE, L.L.C.    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4367  6             W2001 REGINA C.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4368  6             W2001/FORTY-SIX B.V.                                 525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4369  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001          525990 - Other       New York      NY        Delaware
                (DELAWARE), L.P.                                         Financial Vehicles
4370  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4371  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001             525990 - Other       George Town             CAYMAN
                (CORPORATE), L.P.                                        Financial Vehicles                           ISLANDS
4372  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4373  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4374  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4375  2     WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4376  3       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4377  4         ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4378  4         AWH EMPLOYEE GEN-PAR, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4379  5           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4380  4         CARIBBEAN FUND GEN-PAR 2005, LLC                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4381  4         CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4382  4         DONNER S.A R.L.                                          531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4383  4         W2005 CNL FARGO GP, LLC                                  551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4384  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4385  4         W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.            551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4386  4         W2005/FARGO HOTEL HOLDINGS II, L.P.                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4387  4         W2005/FARGO MEZZ HOLDINGS, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4388  4         WHITEHALL FRENCH RE 1 SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4389  5           W2005 PUPPET I B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4390  4         Whitehall European RE 3 S.a r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4391  5           W2005/THIRTY-TWO B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4392  5           W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4393  3       WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4394  4         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4395  4         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                  2005                                                   Financial Vehicles
4396  3       WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4397  4         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4398  4         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                  2005                                                   Financial Vehicles
4399  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005          525990 - Other       New York      NY        Delaware
                (DELAWARE), L.P.                                         Financial Vehicles
4400  4         BLITZEN S.A R.L.                                         531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4401  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4402  4         WHITEHALL EUROPEAN RE 6 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4403  4         Whitehall European RE 3 S.a r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4404  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.    525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4405  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4406  5           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005      525990 - Other       New York      NY        Delaware
                    (DELAWARE), L.P.                                     Financial Vehicles
4407  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4408  3       WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.         525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4409  4         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4410  5           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,     525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
4411  5           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2005                                     Financial Vehicles
4412  3       WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4413  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP., L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4414  4         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l. 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4415  5           WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4416  6             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,   525990 - Other       George Town             CAYMAN
                      L.P.                                               Financial Vehicles                           ISLANDS
4417  6             WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED   525990 - Other       New York      NY        Delaware
                      PARTNERSHIP 2005                                   Financial Vehicles
4418  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4419  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4420  2     WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4421  3       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007,    525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
4422  4         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND 525990 - Other       New York      NY        Delaware
                  2007, L.P.                                             Financial Vehicles
4423  5           W2007 FINANCE SUB, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4424  3       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND   525990 - Other       New York      NY        Delaware
                2007, L.P.                                               Financial Vehicles
4425  3       WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,     525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
4426  4         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007,    525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
4427  5           WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER    525990 - Other       New York      NY        Delaware
                    FUND 2007, L.P.                                      Financial Vehicles
4428  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
4429  3       WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4430  2     WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4431  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE SUB  531390 - Other       New York      NY        CAYMAN
                2008, LTD.                                               activities related                           ISLANDS
                                                                         to real estate
4432  4         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other       New York      NY        Delaware
                  PARTNERSHIP 2008                                       Financial Vehicles
4433  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,  525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
4434  4         W2008 INTERNATIONAL FINANCE SUB LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4435  3       WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4436  3       WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4437  2     WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4438  2     WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4439  2     WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4440  2     WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007, L.P. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4441  2     WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND     525990 - Other       New York      NY        Delaware
              2007, L.P.                                                 Financial Vehicles
4442  2     WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4443  2     WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2005 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4444  2     WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4445  2     WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4446  2     WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4447  2     WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4448  2     WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4449  2     WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4450  2     WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4451  2     WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,    525990 - Other       George Town             CAYMAN
              L.P.                                                       Financial Vehicles                           ISLANDS
4452  2     WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008   525990 - Other       Luxembourg              LUXEMBOURG
              SCA                                                        Financial Vehicles
4453  2     WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4454  2     WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4455  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)    525990 - Other       New York      NY        Delaware
              LIMITED PARTNERSHIP 2008                                   Financial Vehicles
4456  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2001  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4457  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2005  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4458  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2008  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4459  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED           525990 - Other       New York      NY        Delaware
              PARTNERSHIP 2001                                           Financial Vehicles
4460  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED           525990 - Other       New York      NY        Delaware
              PARTNERSHIP 2005                                           Financial Vehicles
4461  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED           525990 - Other       New York      NY        Delaware
              PARTNERSHIP 2008                                           Financial Vehicles
4462  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4463  3       WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 525990 - Other       Luxembourg              LUXEMBOURG
                SCA                                                      Financial Vehicles
4464  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4465  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4466  2     WHITEHALL STREET INTERNATIONAL REPIA FUND 2001 (CORPORATE),  525990 - Other       George Town             CAYMAN
              L.P.                                                       Financial Vehicles                           ISLANDS
4467  2     WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4468  2     WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4469  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4470  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4471  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4472  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4473  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4474  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4475  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4476  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4477  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4478  2     Whitehall Street International Override Offshore Fund 2008   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles

4351  4          W2001 LOFT B.V.                                             NETHERLANDS       99          N/A
4352  4          W2001 REGINA C.V.                                           NETHERLANDS       N/A         N/A
4353  4          W2001/FORTY-SIX B.V.                                        NETHERLANDS       100         N/A
4354  4          WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                   2001
4355  4          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                   2001
4356  4          WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED          UNITED STATES     N/A         N/A
                   PARTNERSHIP 2001
4357  3        WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                 UNITED STATES     N/A         N/A
4358  4          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.            UNITED STATES     N/A         N/A
4359  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001             CAYMAN ISLANDS    N/A         N/A
                 (CORPORATE), L.P.
4360  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.     CAYMAN ISLANDS    N/A         N/A
4361  5            WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001         UNITED STATES     N/A         N/A
                     (DELAWARE), L.P.
4362  6              MERCER INVESTMENTS IV PRIVATE LTD.                      MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred shares.
4363  6              QMH FINCO S.A R.L.                                      LUXEMBOURG        100         N/A
4364  6              W2001 ARES REALTY HOLDING, L.L.C.                       UNITED STATES     N/A         N/A
4365  6              W2001 BRITANNIA LLC                                     UNITED STATES     N/A         N/A
4366  6              W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE, L.L.C.       UNITED STATES     N/A         N/A
4367  6              W2001 REGINA C.V.                                       NETHERLANDS       N/A         N/A
4368  6              W2001/FORTY-SIX B.V.                                    NETHERLANDS       100         N/A
4369  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001 (DELAWARE), UNITED STATES     N/A         N/A
                 L.P.
4370  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.       CAYMAN ISLANDS    N/A         N/A
4371  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2001 (CORPORATE),   CAYMAN ISLANDS    N/A         N/A
                 L.P.
4372  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.     CAYMAN ISLANDS    N/A         N/A
4373  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.          CAYMAN ISLANDS    N/A         N/A
4374  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.     CAYMAN ISLANDS    N/A         N/A
4375  2      WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.                 UNITED STATES     N/A         N/A
4376  3        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.              UNITED STATES     N/A         N/A
4377  4          ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                UNITED STATES     N/A         N/A
4378  4          AWH EMPLOYEE GEN-PAR, L.L.C.                                UNITED STATES     N/A         N/A
4379  5            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.              UNITED STATES     N/A         N/A
4380  4          CARIBBEAN FUND GEN-PAR 2005, LLC                            UNITED STATES     N/A         N/A
4381  4          CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.           UNITED STATES     N/A         N/A
4382  4          DONNER S.A R.L.                                             LUXEMBOURG        100         N/A
4383  4          W2005 CNL FARGO GP, LLC                                     UNITED STATES     N/A         N/A
4384  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4385  4          W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.               UNITED STATES     N/A         N/A
4386  4          W2005/FARGO HOTEL HOLDINGS II, L.P.                         UNITED STATES     N/A         N/A
4387  4          W2005/FARGO MEZZ HOLDINGS, LLC                              UNITED STATES     N/A         N/A
4388  4          WHITEHALL FRENCH RE 1 SARL                                  LUXEMBOURG        100         N/A
4389  5            W2005 PUPPET I B.V.                                       NETHERLANDS       100         N/A
4390  4          Whitehall European RE 3 S.a r.l.                            LUXEMBOURG        100         N/A
4391  5            W2005/THIRTY-TWO B.V.                                     NETHERLANDS       100         N/A
4392  5            W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                   LUXEMBOURG        100         N/A
4393  3        WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                   UNITED STATES     N/A         N/A
4394  4          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.            UNITED STATES     N/A         N/A
4395  4          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                   2005
4396  3        WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                 UNITED STATES     N/A         N/A
4397  4          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.            UNITED STATES     N/A         N/A
4398  4          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                   2005
4399  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 (DELAWARE), UNITED STATES     N/A         N/A
                 L.P.
4400  4          BLITZEN S.A R.L.                                            LUXEMBOURG        100         N/A
4401  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4402  4          WHITEHALL EUROPEAN RE 6 S.A R.L.                            LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class F shares.
4403  4          Whitehall European RE 3 S.a r.l.                            LUXEMBOURG        100         N/A
4404  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.       UNITED STATES     1           N/A
4405  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.     CAYMAN ISLANDS    N/A         N/A
4406  5            WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005         UNITED STATES     N/A         N/A
                     (DELAWARE), L.P.
4407  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.       CAYMAN ISLANDS    N/A         N/A
4408  3        WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.            UNITED STATES     100         N/A
4409  4          WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.          CAYMAN ISLANDS    N/A         N/A
4410  5            WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.   CAYMAN ISLANDS    N/A         N/A
4411  5            WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED        UNITED STATES     N/A         N/A
                     PARTNERSHIP 2005
4412  3        WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.            CAYMAN ISLANDS    N/A         N/A
4413  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP., L.P.    CAYMAN ISLANDS    N/A         N/A
4414  4          WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.    LUXEMBOURG        63          N/A
4415  5            WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.      CAYMAN ISLANDS    N/A         N/A
4416  6              WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P. CAYMAN ISLANDS    N/A         N/A
4417  6              WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED      UNITED STATES     N/A         N/A
                       PARTNERSHIP 2005
4418  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.          CAYMAN ISLANDS    N/A         N/A
4419  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.      LUXEMBOURG        63          N/A
4420  2      WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.                 UNITED STATES     N/A         N/A
4421  3        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007, L.P.  UNITED STATES     N/A         N/A
4422  4          WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND    UNITED STATES     N/A         N/A
                   2007, L.P.
4423  5            W2007 FINANCE SUB, LLC                                    UNITED STATES     N/A         N/A
4424  3        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND      UNITED STATES     N/A         N/A
                 2007, L.P.
4425  3        WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007, L.P.   UNITED STATES     N/A         N/A
4426  4          WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.  UNITED STATES     N/A         N/A
4427  5            WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND  UNITED STATES     N/A         N/A
                     2007, L.P.
4428  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
4429  3        WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.    UNITED STATES     N/A         N/A
4430  2      WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.                 UNITED STATES     N/A         N/A
4431  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE SUB     UNITED STATES     100         N/A
                 2008, LTD.
4432  4          WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED          UNITED STATES     N/A         N/A
                   PARTNERSHIP 2008
4433  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,     CAYMAN ISLANDS    N/A         N/A
                 L.P.
4434  4          W2008 INTERNATIONAL FINANCE SUB LTD.                        CAYMAN ISLANDS    100         N/A
4435  3        WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.       CAYMAN ISLANDS    N/A         N/A
4436  3        WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.         CAYMAN ISLANDS    N/A         N/A
4437  2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.                UNITED STATES     N/A         N/A
4438  2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.                UNITED STATES     N/A         N/A
4439  2      WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                     UNITED STATES     N/A         N/A
4440  2      WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007, L.P.    UNITED STATES     N/A         N/A
4441  2      WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND 2007,  UNITED STATES     N/A         N/A
               L.P.
4442  2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001    UNITED STATES     N/A         N/A
4443  2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2005    UNITED STATES     N/A         N/A
4444  2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007    UNITED STATES     N/A         N/A
4445  2      WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007, L.P.     UNITED STATES     N/A         N/A
4446  2      WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.      UNITED STATES     N/A         N/A
4447  2      WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                   UNITED STATES     N/A         N/A
4448  2      WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                   UNITED STATES     N/A         N/A
4449  2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.         CAYMAN ISLANDS    N/A         N/A
4450  2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.         CAYMAN ISLANDS    N/A         N/A
4451  2      WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008, L.P.  CAYMAN ISLANDS    N/A         N/A
4452  2      WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 SCA  LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-2
                                                                                                                   shares.
4453  2      WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.              CAYMAN ISLANDS    N/A         N/A
4454  2      WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.           CAYMAN ISLANDS    N/A         N/A
4455  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)       UNITED STATES     N/A         N/A
               LIMITED PARTNERSHIP 2008
4456  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2001     CAYMAN ISLANDS    100         N/A
4457  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2005     CAYMAN ISLANDS    100         N/A
4458  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2008     CAYMAN ISLANDS    100         N/A
4459  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED PARTNERSHIP  UNITED STATES     N/A         N/A
               2001
4460  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED PARTNERSHIP  UNITED STATES     N/A         N/A
               2005
4461  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED PARTNERSHIP  UNITED STATES     N/A         N/A
               2008
4462  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008        LUXEMBOURG        100         N/A
4463  3        WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008    LUXEMBOURG        100         N/A     This holding
                 SCA                                                                                               represents
                                                                                                                   ownership in
                                                                                                                   Management
                                                                                                                   shares.
4464  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008           LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Management
                                                                                                                   shares.
4465  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008             LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-5
                                                                                                                   shares.
4466  2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001 (CORPORATE),     CAYMAN ISLANDS    N/A         N/A
               L.P.
4467  2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.            CAYMAN ISLANDS    N/A         N/A
4468  2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.            CAYMAN ISLANDS    N/A         N/A
4469  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX             UNITED STATES     N/A         N/A
4470  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V              UNITED STATES     N/A         N/A
4471  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI             UNITED STATES     N/A         N/A
4472  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII            UNITED STATES     N/A         N/A
4473  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII           UNITED STATES     N/A         N/A
4474  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X              UNITED STATES     N/A         N/A
4475  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI             UNITED STATES     N/A         N/A
4476  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII            UNITED STATES     N/A         N/A
4477  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII           UNITED STATES     N/A         N/A
4478  2      Whitehall Street International Override Offshore Fund 2008      LUXEMBOURG        100         N/A

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 2013, there were 15,524 Contract holders of qualified Contracts and 6,481 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by -law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

    (b) The principal business address of most of the following Directors and Officers is:
               200 West St
               New York, NY 10282-2198

          The principal business address of the other following Directors and Officers* is:
               132 Turnpike Road, Suite 210
               Southborough, MA 01772.

NAME                                POSITION OR OFFICE WITH UNDERWRITER
-------------------------    -----------------------------------------------
Steven M. Bunson            Assistant Treasurer
Nabanita  Chaterjee         Assistant Secretary
Richard  Cohn               Assistant General Counsel and Secretary
Manda J. D'Agata            Assistant Treasurer
John S. Daly                Director
Thomas J. Favia             Financial Operations Principal
Julie  Hausen               Assistant Secretary
Kathleen  Jack              Chief Compliance Officer Securities Underwriting
Kenneth L. Josselyn         Assistant Secretary
Robert A. Mass              Compliance Officer
Albert P. Meo               Financial Operations Principal
Stephen R. Pierce           Director and Vice President
Elizabeth E. Robinson       Treasurer
Matthew E. Tropp            Assistant Secretary
Joel Volcy*                 Chief Operating Officer
Nicholas H. von Moltke      Director, President and Chief Executive Officer
Margot  Wallin*             Chief Compliance Officer Variable Products

(c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                          (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL        DISCOUNTS AND          (3) COMPENSATION       (4) BROKERAGE       (5) OTHER
UNDERWRITER                   COMMISSIONS            ON REDEMPTION          COMMISSIONS       COMPENSATION
-----------------------  ------------------------  --------------------  -----------------  -----------------
Epoch Securities, Inc.            None                    None                  N/A               N/A

As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Epoch Securities, Inc. , the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2012. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by se2, Inc. at One Security Benefit Place, Topeka, Kansas.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a toll-free number to obtain a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d)  Insofar as indemnification for liability arising under the 1933
          Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP- 6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

     Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (I) the restrictions on withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 11th day of April, 2013.

                            SEPARATE ACCOUNT VA-K OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                           By: /s/ Scott D. Silverman
                               -------------------------------------------
                               Scott D. Silverman, Senior Vice President,
                               General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                                TITLE                           DATE
--------------------------------  -------------------------------------------------  --------------
/s/ John J. Fowler                Senior Vice President and Chief Financial Officer  April 11, 2013
-------------------------------
John J. Fowler

Allan S. Levine*                  Chairman of the Board
-------------------------------

Manda J. D'Agata*                 Director, Vice President and Treasurer
-------------------------------

Kathleen M. Redgate*              Director
-------------------------------

Michael S. Rotter*                Director and Vice Chairman
-------------------------------

/s/ Nicholas H. von Moltke        Director, President, and Chief Executive Officer
-------------------------------

/s/ Jane S. Grosso                Vice President and Controller
--------------------------------  (Chief Accounting Officer)
Jane S. Grosso

*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 3, 2013 duly executed by such persons.

/s/ Scott D. Silverman
------------------------------------
Scott D. Silverman, Attorney-in-Fact

(33-39702) Exec Annuity Plus/Allmerica Advantage

                                  EXHIBIT TABLE

Exhibit 3(d) Shared Service Agreement dated August 5, 2010 by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, Se2 and Security Distributors, Inc.

Exhibit 7(a)   Variable Annuity GMDB Reinsurance Agreement between
               Commonwealth Annuity and Life Insurance Company and (Canada Life) effective as of December 31, 2012

Exhibit 7(b)   Variable Annuity GMDB Reinsurance Agreement between
               Commonwealth Annuity and Life Insurance Company and (Canada Life) effective as of March 31, 2012

Exhibit 8(a)   Third Party Administrator Agreement dated April 1,
               2013 by and among se2, Inc., Security Distributors, Inc. , and Commonwealth annuity and Life Insurance Company

Exhibit 8(b) Work Assignment dated April 1, 2013 by and among se2, Inc., Security Distributors, Inc., and Commonwealth Annuity and Life Insurance Company

Exhibit 8(c)   Directors' Powers of Attorney

Exhibit 10     Consent of Independent Registered Public Accounting Firm

Exhibit 13(b)  Amendment dated May 1, 2013 to the Participation
               Agreement with T. Rowe Price

Exhibit 13(e)  Amendment dated January 15, 2013 to the Amended and
               Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company